UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 – March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Banking Fund

Investor Class | RYKIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Banking Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$158	1.42%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Banking Fund (Investor Class)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,753	$11,717	$13,261
3/31/18	$15,490	$13,357	$15,652
3/31/19	$13,689	$14,625	$14,920
3/31/20	$9,577	$13,605	$12,362
3/31/21	$18,201	$21,271	$20,706
3/31/22	$19,043	$24,599	$23,749
3/31/23	$13,898	$22,698	$20,368
3/31/24	$17,649	$29,480	$27,200
3/31/25	$20,307	$31,913	$32,691
3/31/26	$24,799	$37,594	$32,927

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	22.12%	6.38%	9.51%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings, Ltd.—Class A, and Bank of New York Mellon Corp. Those that detracted the most were Pinnacle Financial Partners, Inc., ICICI Bank Limited Sponsored ADR, and HDFC Bank Limited Sponsored ADR.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Banking Fund | Investor Class | RYKIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$7,045,507
  Total Number of Portfolio Holdings76
  Portfolio Turnover Rate179%
  Total Advisory Fees Paid$108,218

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
Capital One Financial Corp.	3.8%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Total	34.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYKIX-033126

Guggenheim Investments

Banking Fund

Class A | RYBKX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Banking Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$181	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Banking Fund (Class A)‡	S&P 500 Index	S&P 500 Financials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,070	$11,717	$13,261
3/31/18	$14,687	$13,357	$15,652
3/31/19	$12,946	$14,625	$14,920
3/31/20	$9,033	$13,605	$12,362
3/31/21	$17,047	$21,271	$20,706
3/31/22	$17,791	$24,599	$23,749
3/31/23	$12,955	$22,698	$20,368
3/31/24	$16,409	$29,480	$27,200
3/31/25	$18,831	$31,913	$32,691
3/31/26	$22,943	$37,594	$32,927

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	21.84%	6.12%	9.19%
Class A (with sales charge) ‡	16.05%	5.09%	8.66%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings, Ltd.—Class A, and Bank of New York Mellon Corp. Those that detracted the most were Pinnacle Financial Partners, Inc., ICICI Bank Limited Sponsored ADR, and HDFC Bank Limited Sponsored ADR.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Banking Fund | Class A | RYBKX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$7,045,507
  Total Number of Portfolio Holdings76
  Portfolio Turnover Rate179%
  Total Advisory Fees Paid$108,218

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
Capital One Financial Corp.	3.8%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Total	34.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYBKX-033126

Guggenheim Investments

Banking Fund

Class C | RYKCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Banking Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$265	2.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Banking Fund (Class C)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,618	$11,717	$13,261
3/31/18	$15,189	$13,357	$15,652
3/31/19	$13,289	$14,625	$14,920
3/31/20	$9,203	$13,605	$12,362
3/31/21	$17,240	$21,271	$20,706
3/31/22	$17,857	$24,599	$23,749
3/31/23	$12,905	$22,698	$20,368
3/31/24	$16,225	$29,480	$27,200
3/31/25	$18,481	$31,913	$32,691
3/31/26	$22,347	$37,594	$32,927

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	20.92%	5.33%	8.37%
Class C (with CDSC) ‡	19.92%	5.33%	8.37%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings, Ltd.—Class A, and Bank of New York Mellon Corp. Those that detracted the most were Pinnacle Financial Partners, Inc., ICICI Bank Limited Sponsored ADR, and HDFC Bank Limited Sponsored ADR.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Banking Fund | Class C | RYKCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$7,045,507
  Total Number of Portfolio Holdings76
  Portfolio Turnover Rate179%
  Total Advisory Fees Paid$108,218

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
Capital One Financial Corp.	3.8%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Total	34.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYKCX-033126

Guggenheim Investments

Banking Fund

Class H | RYKAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Banking Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$181	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Banking Fund (Class H)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,726	$11,717	$13,261
3/31/18	$15,425	$13,357	$15,652
3/31/19	$13,591	$14,625	$14,920
3/31/20	$9,488	$13,605	$12,362
3/31/21	$17,899	$21,271	$20,706
3/31/22	$18,683	$24,599	$23,749
3/31/23	$13,605	$22,698	$20,368
3/31/24	$17,232	$29,480	$27,200
3/31/25	$19,776	$31,913	$32,691
3/31/26	$24,096	$37,594	$32,927

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	21.84%	6.13%	9.19%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings, Ltd.—Class A, and Bank of New York Mellon Corp. Those that detracted the most were Pinnacle Financial Partners, Inc., ICICI Bank Limited Sponsored ADR, and HDFC Bank Limited Sponsored ADR.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Banking Fund | Class H | RYKAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$7,045,507
  Total Number of Portfolio Holdings76
  Portfolio Turnover Rate179%
  Total Advisory Fees Paid$108,218

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
Capital One Financial Corp.	3.8%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Total	34.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYKAX-033126

Guggenheim Investments

Basic Materials Fund

Investor Class | RYBIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Basic Materials Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$166	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Basic Materials Fund (Investor Class)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,485	$11,717	$11,922
3/31/18	$13,564	$13,357	$13,178
3/31/19	$13,244	$14,625	$13,121
3/31/20	$10,117	$13,605	$10,947
3/31/21	$19,121	$21,271	$19,517
3/31/22	$22,318	$24,599	$22,234
3/31/23	$20,400	$22,698	$20,837
3/31/24	$22,348	$29,480	$24,499
3/31/25	$21,801	$31,913	$23,111
3/31/26	$30,558	$37,594	$27,265

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	40.16%	9.83%	11.82%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were paper & plastic packaging products & materials, semiconductor materials & equipment, and forest products. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp. Those that detracted the most were Graphic Packaging Holding Co., International Paper Co., and FMC Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Basic Materials Fund | Investor Class | RYBIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$37,159,270
  Total Number of Portfolio Holdings104
  Portfolio Turnover Rate136%
  Total Advisory Fees Paid$230,757

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.7%
Forest Products & Paper	1.2%
Biotechnology	2.0%
Iron & Steel	7.7%
Packaging & Containers	8.5%
Building Materials	9.5%
Chemicals	29.8%
Mining	38.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Linde plc	4.0%
Newmont Corp.	2.8%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.3%
Ecolab, Inc.	2.2%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	2.0%
Coeur Mining, Inc.	1.7%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.6%
Total	22.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYBIX-033126

Guggenheim Investments

Basic Materials Fund

Class A | RYBMX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Basic Materials Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$195	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Basic Materials Fund (Class A)‡	S&P 500 Index	S&P 500 Materials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,860	$11,717	$11,922
3/31/18	$12,854	$13,357	$13,178
3/31/19	$12,520	$14,625	$13,121
3/31/20	$9,540	$13,605	$10,947
3/31/21	$17,984	$21,271	$19,517
3/31/22	$20,940	$24,599	$22,234
3/31/23	$19,091	$22,698	$20,837
3/31/24	$20,865	$29,480	$24,499
3/31/25	$20,302	$31,913	$23,111
3/31/26	$28,387	$37,594	$27,265

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	39.83%	9.56%	11.54%
Class A (with sales charge) ‡	33.18%	8.50%	11.00%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were paper & plastic packaging products & materials, semiconductor materials & equipment, and forest products. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp. Those that detracted the most were Graphic Packaging Holding Co., International Paper Co., and FMC Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Basic Materials Fund | Class A | RYBMX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$37,159,270
  Total Number of Portfolio Holdings104
  Portfolio Turnover Rate136%
  Total Advisory Fees Paid$230,757

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.7%
Forest Products & Paper	1.2%
Biotechnology	2.0%
Iron & Steel	7.7%
Packaging & Containers	8.5%
Building Materials	9.5%
Chemicals	29.8%
Mining	38.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Linde plc	4.0%
Newmont Corp.	2.8%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.3%
Ecolab, Inc.	2.2%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	2.0%
Coeur Mining, Inc.	1.7%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.6%
Total	22.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYBMX-033126

Guggenheim Investments

Basic Materials Fund

Class C | RYBCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Basic Materials Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$284	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Basic Materials Fund (Class C)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,362	$11,717	$11,922
3/31/18	$13,297	$13,357	$13,178
3/31/19	$12,852	$14,625	$13,121
3/31/20	$9,723	$13,605	$10,947
3/31/21	$18,189	$21,271	$19,517
3/31/22	$21,020	$24,599	$22,234
3/31/23	$19,022	$22,698	$20,837
3/31/24	$20,633	$29,480	$24,499
3/31/25	$19,926	$31,913	$23,111
3/31/26	$27,653	$37,594	$27,265

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	38.78%	8.74%	10.71%
Class C (with CDSC) ‡	37.78%	8.74%	10.71%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were paper & plastic packaging products & materials, semiconductor materials & equipment, and forest products. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp. Those that detracted the most were Graphic Packaging Holding Co., International Paper Co., and FMC Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Basic Materials Fund | Class C | RYBCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$37,159,270
  Total Number of Portfolio Holdings104
  Portfolio Turnover Rate136%
  Total Advisory Fees Paid$230,757

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.7%
Forest Products & Paper	1.2%
Biotechnology	2.0%
Iron & Steel	7.7%
Packaging & Containers	8.5%
Building Materials	9.5%
Chemicals	29.8%
Mining	38.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Linde plc	4.0%
Newmont Corp.	2.8%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.3%
Ecolab, Inc.	2.2%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	2.0%
Coeur Mining, Inc.	1.7%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.6%
Total	22.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYBCX-033126

Guggenheim Investments

Basic Materials Fund

Class H | RYBAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Basic Materials Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$195	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Basic Materials Fund (Class H)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,458	$11,717	$11,922
3/31/18	$13,502	$13,357	$13,178
3/31/19	$13,153	$14,625	$13,121
3/31/20	$10,022	$13,605	$10,947
3/31/21	$18,891	$21,271	$19,517
3/31/22	$21,994	$24,599	$22,234
3/31/23	$20,048	$22,698	$20,837
3/31/24	$21,910	$29,480	$24,499
3/31/25	$21,320	$31,913	$23,111
3/31/26	$29,810	$37,594	$27,265

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	39.81%	9.55%	11.54%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were paper & plastic packaging products & materials, semiconductor materials & equipment, and forest products. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp. Those that detracted the most were Graphic Packaging Holding Co., International Paper Co., and FMC Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Basic Materials Fund | Class H | RYBAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$37,159,270
  Total Number of Portfolio Holdings104
  Portfolio Turnover Rate136%
  Total Advisory Fees Paid$230,757

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.7%
Forest Products & Paper	1.2%
Biotechnology	2.0%
Iron & Steel	7.7%
Packaging & Containers	8.5%
Building Materials	9.5%
Chemicals	29.8%
Mining	38.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Linde plc	4.0%
Newmont Corp.	2.8%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.3%
Ecolab, Inc.	2.2%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	2.0%
Coeur Mining, Inc.	1.7%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.6%
Total	22.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYBAX-033126

Guggenheim Investments

Biotechnology Fund

Investor Class | RYOIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Biotechnology Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$162	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Biotechnology Fund (Investor Class)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,671	$11,717	$11,159
3/31/18	$13,460	$13,357	$12,417
3/31/19	$14,529	$14,625	$14,266
3/31/20	$13,090	$13,605	$14,121
3/31/21	$18,430	$21,271	$18,928
3/31/22	$17,175	$24,599	$22,542
3/31/23	$16,206	$22,698	$21,709
3/31/24	$17,713	$29,480	$25,202
3/31/25	$17,209	$31,913	$25,303
3/31/26	$23,271	$37,594	$25,888

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	35.22%	4.78%	8.81%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and life sciences tools & services. None detracted from performance. The holdings that contributed the most to performance were Insmed Inc., Arrowhead Pharmaceuticals, Inc., and Exact Sciences Corp. Those that detracted the most were Sarepta Therapeutics, Inc., ADMA Biologics, Inc., and BioMarin Pharmaceutical, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Biotechnology Fund | Investor Class | RYOIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$133,913,068
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate75%
  Total Advisory Fees Paid$812,727

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Healthcare-Services	1.3%
Healthcare-Products	4.8%
Pharmaceuticals	20.6%
Biotechnology	72.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
AbbVie, Inc.	7.5%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Insmed, Inc.	2.5%
BeOne Medicines Ltd., ADR	2.3%
Natera, Inc.	2.1%
United Therapeutics Corp.	2.1%
Total	37.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYOIX-033126

Guggenheim Investments

Biotechnology Fund

Class A | RYBOX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Biotechnology Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$191	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Biotechnology Fund (Class A)‡	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,089	$11,717	$11,159
3/31/18	$12,756	$13,357	$12,417
3/31/19	$13,735	$14,625	$14,266
3/31/20	$12,343	$13,605	$14,121
3/31/21	$17,335	$21,271	$18,928
3/31/22	$16,114	$24,599	$22,542
3/31/23	$15,168	$22,698	$21,709
3/31/24	$16,538	$29,480	$25,202
3/31/25	$16,026	$31,913	$25,303
3/31/26	$21,617	$37,594	$25,888

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	34.88%	4.51%	8.54%
Class A (with sales charge) ‡	28.48%	3.50%	8.01%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and life sciences tools & services. None detracted from performance. The holdings that contributed the most to performance were Insmed Inc., Arrowhead Pharmaceuticals, Inc., and Exact Sciences Corp. Those that detracted the most were Sarepta Therapeutics, Inc., ADMA Biologics, Inc., and BioMarin Pharmaceutical, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Biotechnology Fund | Class A | RYBOX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$133,913,068
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate75%
  Total Advisory Fees Paid$812,727

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Healthcare-Services	1.3%
Healthcare-Products	4.8%
Pharmaceuticals	20.6%
Biotechnology	72.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
AbbVie, Inc.	7.5%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Insmed, Inc.	2.5%
BeOne Medicines Ltd., ADR	2.3%
Natera, Inc.	2.1%
United Therapeutics Corp.	2.1%
Total	37.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYBOX-033126

Guggenheim Investments

Biotechnology Fund

Class C | RYCFX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Biotechnology Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$278	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Biotechnology Fund (Class C)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,555	$11,717	$11,159
3/31/18	$13,194	$13,357	$12,417
3/31/19	$14,101	$14,625	$14,266
3/31/20	$12,578	$13,605	$14,121
3/31/21	$17,531	$21,271	$18,928
3/31/22	$16,175	$24,599	$22,542
3/31/23	$15,110	$22,698	$21,709
3/31/24	$16,353	$29,480	$25,202
3/31/25	$15,728	$31,913	$25,303
3/31/26	$21,058	$37,594	$25,888

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	33.89%	3.73%	7.73%
Class C (with CDSC) ‡	32.89%	3.73%	7.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and life sciences tools & services. None detracted from performance. The holdings that contributed the most to performance were Insmed Inc., Arrowhead Pharmaceuticals, Inc., and Exact Sciences Corp. Those that detracted the most were Sarepta Therapeutics, Inc., ADMA Biologics, Inc., and BioMarin Pharmaceutical, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Biotechnology Fund | Class C | RYCFX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$133,913,068
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate75%
  Total Advisory Fees Paid$812,727

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Healthcare-Services	1.3%
Healthcare-Products	4.8%
Pharmaceuticals	20.6%
Biotechnology	72.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
AbbVie, Inc.	7.5%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Insmed, Inc.	2.5%
BeOne Medicines Ltd., ADR	2.3%
Natera, Inc.	2.1%
United Therapeutics Corp.	2.1%
Total	37.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCFX-033126

Guggenheim Investments

Biotechnology Fund

Class H | RYOAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Biotechnology Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$191	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Biotechnology Fund (Class H)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,639	$11,717	$11,159
3/31/18	$13,389	$13,357	$12,417
3/31/19	$14,414	$14,625	$14,266
3/31/20	$12,955	$13,605	$14,121
3/31/21	$18,195	$21,271	$18,928
3/31/22	$16,914	$24,599	$22,542
3/31/23	$15,921	$22,698	$21,709
3/31/24	$17,358	$29,480	$25,202
3/31/25	$16,820	$31,913	$25,303
3/31/26	$22,689	$37,594	$25,888

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	34.89%	4.51%	8.54%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and life sciences tools & services. None detracted from performance. The holdings that contributed the most to performance were Insmed Inc., Arrowhead Pharmaceuticals, Inc., and Exact Sciences Corp. Those that detracted the most were Sarepta Therapeutics, Inc., ADMA Biologics, Inc., and BioMarin Pharmaceutical, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Biotechnology Fund | Class H | RYOAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$133,913,068
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate75%
  Total Advisory Fees Paid$812,727

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Healthcare-Services	1.3%
Healthcare-Products	4.8%
Pharmaceuticals	20.6%
Biotechnology	72.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
AbbVie, Inc.	7.5%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Insmed, Inc.	2.5%
BeOne Medicines Ltd., ADR	2.3%
Natera, Inc.	2.1%
United Therapeutics Corp.	2.1%
Total	37.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYOAX-033126

Guggenheim Investments

Consumer Products Fund

Investor Class | RYCIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Consumer Products Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$136	1.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Consumer Products Fund (Investor Class)	S&P 500 Index	S&P 500 Consumer Staples Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,662	$11,717	$10,616
3/31/18	$10,658	$13,357	$10,522
3/31/19	$11,094	$14,625	$11,625
3/31/20	$10,116	$13,605	$11,557
3/31/21	$13,836	$21,271	$14,836
3/31/22	$14,512	$24,599	$17,225
3/31/23	$14,715	$22,698	$17,436
3/31/24	$15,114	$29,480	$18,689
3/31/25	$15,496	$31,913	$21,012
3/31/26	$14,748	$37,594	$22,338

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	-4.84%	1.28%	3.96%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Staples Index	6.31%	8.53%	8.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were agricultural products & services, tobacco, and soft drinks & non-alcoholic beverages. Those that detracted the most were packaged foods & meats, household products, and personal care products. The holdings that contributed the most to performance were Casey’s General Stores, Inc., Archer-Daniels-Midland Co., and Bunge Global, SA. Those that detracted the most were BellRing Brands, Inc., Procter & Gamble Co., and Kimberly-Clark Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Consumer Products Fund | Investor Class | RYCIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$30,453,679
  Total Number of Portfolio Holdings70
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$283,491

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.5%
Internet	0.9%
Retail	2.5%
Household Products & Housewares	5.7%
Agriculture	15.1%
Cosmetics & Personal Care	15.8%
Beverages	27.7%
Food	31.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Procter & Gamble Co.	5.6%
Coca-Cola Co.	5.0%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Monster Beverage Corp.	2.5%
Hershey Co.	2.3%
Kroger Co.	2.2%
Total	36.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCIX-033126

Guggenheim Investments

Consumer Products Fund

Class A | RYPDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Consumer Products Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$160	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Consumer Products Fund (Class A)‡	S&P 500 Index	S&P 500 Consumer Staples Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,130	$11,717	$10,616
3/31/18	$10,103	$13,357	$10,522
3/31/19	$10,488	$14,625	$11,625
3/31/20	$9,540	$13,605	$11,557
3/31/21	$13,016	$21,271	$14,836
3/31/22	$13,621	$24,599	$17,225
3/31/23	$13,775	$22,698	$17,436
3/31/24	$14,113	$29,480	$18,689
3/31/25	$14,434	$31,913	$21,012
3/31/26	$13,704	$37,594	$22,338

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.06%	1.04%	3.70%
Class A (with sales charge) ‡	-9.58%	0.06%	3.20%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Staples Index	6.31%	8.53%	8.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were agricultural products & services, tobacco, and soft drinks & non-alcoholic beverages. Those that detracted the most were packaged foods & meats, household products, and personal care products. The holdings that contributed the most to performance were Casey’s General Stores, Inc., Archer-Daniels-Midland Co., and Bunge Global, SA. Those that detracted the most were BellRing Brands, Inc., Procter & Gamble Co., and Kimberly-Clark Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Consumer Products Fund | Class A | RYPDX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$30,453,679
  Total Number of Portfolio Holdings70
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$283,491

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.5%
Internet	0.9%
Retail	2.5%
Household Products & Housewares	5.7%
Agriculture	15.1%
Cosmetics & Personal Care	15.8%
Beverages	27.7%
Food	31.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Procter & Gamble Co.	5.6%
Coca-Cola Co.	5.0%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Monster Beverage Corp.	2.5%
Hershey Co.	2.3%
Kroger Co.	2.2%
Total	36.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYPDX-033126

Guggenheim Investments

Consumer Products Fund

Class C | RYCPX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Consumer Products Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$231	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Consumer Products Fund (Class C)	S&P 500 Index	S&P 500 Consumer Staples Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,555	$11,717	$10,616
3/31/18	$10,447	$13,357	$10,522
3/31/19	$10,767	$14,625	$11,625
3/31/20	$9,719	$13,605	$11,557
3/31/21	$13,160	$21,271	$14,836
3/31/22	$13,669	$24,599	$17,225
3/31/23	$13,720	$22,698	$17,436
3/31/24	$13,954	$29,480	$18,689
3/31/25	$14,164	$31,913	$21,012
3/31/26	$13,344	$37,594	$22,338

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-5.79%	0.28%	2.93%
Class C (with CDSC) ‡	-6.49%	0.28%	2.93%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Staples Index	6.31%	8.53%	8.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were agricultural products & services, tobacco, and soft drinks & non-alcoholic beverages. Those that detracted the most were packaged foods & meats, household products, and personal care products. The holdings that contributed the most to performance were Casey’s General Stores, Inc., Archer-Daniels-Midland Co., and Bunge Global, SA. Those that detracted the most were BellRing Brands, Inc., Procter & Gamble Co., and Kimberly-Clark Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Consumer Products Fund | Class C | RYCPX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$30,453,679
  Total Number of Portfolio Holdings70
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$283,491

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.5%
Internet	0.9%
Retail	2.5%
Household Products & Housewares	5.7%
Agriculture	15.1%
Cosmetics & Personal Care	15.8%
Beverages	27.7%
Food	31.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Procter & Gamble Co.	5.6%
Coca-Cola Co.	5.0%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Monster Beverage Corp.	2.5%
Hershey Co.	2.3%
Kroger Co.	2.2%
Total	36.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCPX-033126

Guggenheim Investments

Consumer Products Fund

Class H | RYCAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Consumer Products Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$159	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Consumer Products Fund (Class H)	S&P 500 Index	S&P 500 Consumer Staples Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,635	$11,717	$10,616
3/31/18	$10,601	$13,357	$10,522
3/31/19	$11,008	$14,625	$11,625
3/31/20	$10,012	$13,605	$11,557
3/31/21	$13,660	$21,271	$14,836
3/31/22	$14,295	$24,599	$17,225
3/31/23	$14,458	$22,698	$17,436
3/31/24	$14,813	$29,480	$18,689
3/31/25	$15,149	$31,913	$21,012
3/31/26	$14,382	$37,594	$22,338

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-5.07%	1.04%	3.70%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Staples Index	6.31%	8.53%	8.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were agricultural products & services, tobacco, and soft drinks & non-alcoholic beverages. Those that detracted the most were packaged foods & meats, household products, and personal care products. The holdings that contributed the most to performance were Casey’s General Stores, Inc., Archer-Daniels-Midland Co., and Bunge Global, SA. Those that detracted the most were BellRing Brands, Inc., Procter & Gamble Co., and Kimberly-Clark Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Consumer Products Fund | Class H | RYCAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$30,453,679
  Total Number of Portfolio Holdings70
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$283,491

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.5%
Internet	0.9%
Retail	2.5%
Household Products & Housewares	5.7%
Agriculture	15.1%
Cosmetics & Personal Care	15.8%
Beverages	27.7%
Food	31.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Procter & Gamble Co.	5.6%
Coca-Cola Co.	5.0%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Monster Beverage Corp.	2.5%
Hershey Co.	2.3%
Kroger Co.	2.2%
Total	36.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCAX-033126

Guggenheim Investments

Electronics Fund

Investor Class | RYSIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Electronics Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$194	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Electronics Fund (Investor Class)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,541	$11,717	$12,491
3/31/18	$16,870	$13,357	$15,948
3/31/19	$17,098	$14,625	$18,411
3/31/20	$18,635	$13,605	$20,331
3/31/21	$38,956	$21,271	$33,874
3/31/22	$43,485	$24,599	$40,953
3/31/23	$41,951	$22,698	$39,090
3/31/24	$60,326	$29,480	$57,075
3/31/25	$51,058	$31,913	$60,436
3/31/26	$92,519	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	81.20%	18.89%	24.92%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry contributed to negative performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., QUALCOMM, Inc., and Wolfspeed, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Electronics Fund | Investor Class | RYSIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$161,773,643
  Total Number of Portfolio Holdings67
  Portfolio Turnover Rate69%
  Total Advisory Fees Paid$946,918

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.5%
Computers	0.5%
Telecommunications	0.8%
Chemicals	1.2%
Energy-Alternate Sources	3.3%
Semiconductors	93.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	14.7%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	4.0%
Lam Research Corp.	3.9%
KLA Corp.	3.4%
Texas Instruments, Inc.	3.2%
Intel Corp.	3.2%
Analog Devices, Inc.	3.0%
Total	52.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSIX-033126

Guggenheim Investments

Electronics Fund

Class A | RYELX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Electronics Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$229	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Electronics Fund (Class A)‡	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$12,869	$11,717	$12,491
3/31/18	$15,996	$13,357	$15,948
3/31/19	$16,171	$14,625	$18,411
3/31/20	$17,581	$13,605	$20,331
3/31/21	$36,662	$21,271	$33,874
3/31/22	$40,823	$24,599	$40,953
3/31/23	$39,283	$22,698	$39,090
3/31/24	$56,351	$29,480	$57,075
3/31/25	$47,575	$31,913	$60,436
3/31/26	$85,993	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	80.75%	18.59%	24.61%
Class A (with sales charge) ‡	72.17%	17.44%	24.01%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry contributed to negative performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., QUALCOMM, Inc., and Wolfspeed, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Electronics Fund | Class A | RYELX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$161,773,643
  Total Number of Portfolio Holdings67
  Portfolio Turnover Rate69%
  Total Advisory Fees Paid$946,918

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.5%
Computers	0.5%
Telecommunications	0.8%
Chemicals	1.2%
Energy-Alternate Sources	3.3%
Semiconductors	93.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	14.7%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	4.0%
Lam Research Corp.	3.9%
KLA Corp.	3.4%
Texas Instruments, Inc.	3.2%
Intel Corp.	3.2%
Analog Devices, Inc.	3.0%
Total	52.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYELX-033126

Guggenheim Investments

Electronics Fund

Class C | RYSCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Electronics Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$332	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Electronics Fund (Class C)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,409	$11,717	$12,491
3/31/18	$16,542	$13,357	$15,948
3/31/19	$16,598	$14,625	$18,411
3/31/20	$17,911	$13,605	$20,331
3/31/21	$37,072	$21,271	$33,874
3/31/22	$40,970	$24,599	$40,953
3/31/23	$39,130	$22,698	$39,090
3/31/24	$55,713	$29,480	$57,075
3/31/25	$46,684	$31,913	$60,436
3/31/26	$83,751	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	79.40%	17.70%	23.68%
Class C (with CDSC) ‡	78.40%	17.70%	23.68%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry contributed to negative performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., QUALCOMM, Inc., and Wolfspeed, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Electronics Fund | Class C | RYSCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$161,773,643
  Total Number of Portfolio Holdings67
  Portfolio Turnover Rate69%
  Total Advisory Fees Paid$946,918

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.5%
Computers	0.5%
Telecommunications	0.8%
Chemicals	1.2%
Energy-Alternate Sources	3.3%
Semiconductors	93.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	14.7%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	4.0%
Lam Research Corp.	3.9%
KLA Corp.	3.4%
Texas Instruments, Inc.	3.2%
Intel Corp.	3.2%
Analog Devices, Inc.	3.0%
Total	52.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSCX-033126

Guggenheim Investments

Electronics Fund

Class H | RYSAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Electronics Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$229	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Electronics Fund (Class H)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,498	$11,717	$12,491
3/31/18	$16,777	$13,357	$15,948
3/31/19	$16,957	$14,625	$18,411
3/31/20	$18,436	$13,605	$20,331
3/31/21	$38,443	$21,271	$33,874
3/31/22	$42,806	$24,599	$40,953
3/31/23	$41,192	$22,698	$39,090
3/31/24	$59,089	$29,480	$57,075
3/31/25	$49,885	$31,913	$60,436
3/31/26	$90,167	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	80.75%	18.59%	24.60%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry contributed to negative performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., QUALCOMM, Inc., and Wolfspeed, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Electronics Fund | Class H | RYSAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$161,773,643
  Total Number of Portfolio Holdings67
  Portfolio Turnover Rate69%
  Total Advisory Fees Paid$946,918

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.5%
Computers	0.5%
Telecommunications	0.8%
Chemicals	1.2%
Energy-Alternate Sources	3.3%
Semiconductors	93.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	14.7%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	4.0%
Lam Research Corp.	3.9%
KLA Corp.	3.4%
Texas Instruments, Inc.	3.2%
Intel Corp.	3.2%
Analog Devices, Inc.	3.0%
Total	52.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSAX-033126

Guggenheim Investments

Energy Fund

Investor Class | RYEIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Energy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$168	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Fund (Investor Class)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,899	$11,717	$11,426
3/31/18	$11,330	$13,357	$11,407
3/31/19	$10,430	$14,625	$11,558
3/31/20	$4,213	$13,605	$5,499
3/31/21	$8,065	$21,271	$9,633
3/31/22	$12,715	$24,599	$15,827
3/31/23	$13,394	$22,698	$17,984
3/31/24	$15,846	$29,480	$21,162
3/31/25	$14,771	$31,913	$21,690
3/31/26	$21,207	$37,594	$29,568

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	43.58%	21.33%	7.81%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, and oil & gas refining and marketing. The industry that detracted the most was automotive retail. The holdings that contributed the most to performance were Exxon Mobil Corp., Cameco Corp., and Valero Energy Corp. Those that detracted the most were Enphase Energy, Inc., New Fortress Energy, Inc.—Class A, and ONEOK, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Energy Fund | Investor Class | RYEIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$46,081,734
  Total Number of Portfolio Holdings87
  Portfolio Turnover Rate551%
  Total Advisory Fees Paid$156,593

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.2%
Transportation	0.8%
Coal	0.9%
Energy-Alternate Sources	3.8%
Mining	4.7%
Oil & Gas Services	9.4%
Pipelines	17.4%
Oil & Gas	60.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.3%
SLB Ltd.	2.4%
Williams Companies, Inc.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.2%
Marathon Petroleum Corp.	2.2%
Phillips 66	2.2%
Baker Hughes Co.	2.1%
Total	31.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYEIX-033126

Guggenheim Investments

Energy Fund

Class A | RYENX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Energy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$198	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Fund (Class A)‡	S&P 500 Index	S&P 500 Energy Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,302	$11,717	$11,426
3/31/18	$10,738	$13,357	$11,407
3/31/19	$9,862	$14,625	$11,558
3/31/20	$3,975	$13,605	$5,499
3/31/21	$7,588	$21,271	$9,633
3/31/22	$11,933	$24,599	$15,827
3/31/23	$12,539	$22,698	$17,984
3/31/24	$14,798	$29,480	$21,162
3/31/25	$13,760	$31,913	$21,690
3/31/26	$19,706	$37,594	$29,568

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	43.23%	21.03%	7.54%
Class A (with sales charge) ‡	36.43%	19.86%	7.02%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, and oil & gas refining and marketing. The industry that detracted the most was automotive retail. The holdings that contributed the most to performance were Exxon Mobil Corp., Cameco Corp., and Valero Energy Corp. Those that detracted the most were Enphase Energy, Inc., New Fortress Energy, Inc.—Class A, and ONEOK, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Energy Fund | Class A | RYENX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$46,081,734
  Total Number of Portfolio Holdings87
  Portfolio Turnover Rate551%
  Total Advisory Fees Paid$156,593

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.2%
Transportation	0.8%
Coal	0.9%
Energy-Alternate Sources	3.8%
Mining	4.7%
Oil & Gas Services	9.4%
Pipelines	17.4%
Oil & Gas	60.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.3%
SLB Ltd.	2.4%
Williams Companies, Inc.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.2%
Marathon Petroleum Corp.	2.2%
Phillips 66	2.2%
Baker Hughes Co.	2.1%
Total	31.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYENX-033126

Guggenheim Investments

Energy Fund

Class C | RYECX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Energy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$289	2.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Fund (Class C)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,776	$11,717	$11,426
3/31/18	$11,102	$13,357	$11,407
3/31/19	$10,122	$14,625	$11,558
3/31/20	$4,048	$13,605	$5,499
3/31/21	$7,670	$21,271	$9,633
3/31/22	$11,971	$24,599	$15,827
3/31/23	$12,485	$22,698	$17,984
3/31/24	$14,625	$29,480	$21,162
3/31/25	$13,497	$31,913	$21,690
3/31/26	$19,185	$37,594	$29,568

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	42.16%	20.12%	6.73%
Class C (with CDSC) ‡	41.16%	20.12%	6.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, and oil & gas refining and marketing. The industry that detracted the most was automotive retail. The holdings that contributed the most to performance were Exxon Mobil Corp., Cameco Corp., and Valero Energy Corp. Those that detracted the most were Enphase Energy, Inc., New Fortress Energy, Inc.—Class A, and ONEOK, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Energy Fund | Class C | RYECX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$46,081,734
  Total Number of Portfolio Holdings87
  Portfolio Turnover Rate551%
  Total Advisory Fees Paid$156,593

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.2%
Transportation	0.8%
Coal	0.9%
Energy-Alternate Sources	3.8%
Mining	4.7%
Oil & Gas Services	9.4%
Pipelines	17.4%
Oil & Gas	60.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.3%
SLB Ltd.	2.4%
Williams Companies, Inc.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.2%
Marathon Petroleum Corp.	2.2%
Phillips 66	2.2%
Baker Hughes Co.	2.1%
Total	31.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYECX-033126

Guggenheim Investments

Energy Fund

Class H | RYEAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Energy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$197	1.62%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Fund (Class H)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,857	$11,717	$11,426
3/31/18	$11,261	$13,357	$11,407
3/31/19	$10,342	$14,625	$11,558
3/31/20	$4,165	$13,605	$5,499
3/31/21	$7,949	$21,271	$9,633
3/31/22	$12,500	$24,599	$15,827
3/31/23	$13,135	$22,698	$17,984
3/31/24	$15,502	$29,480	$21,162
3/31/25	$14,415	$31,913	$21,690
3/31/26	$20,644	$37,594	$29,568

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	43.21%	21.03%	7.51%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, and oil & gas refining and marketing. The industry that detracted the most was automotive retail. The holdings that contributed the most to performance were Exxon Mobil Corp., Cameco Corp., and Valero Energy Corp. Those that detracted the most were Enphase Energy, Inc., New Fortress Energy, Inc.—Class A, and ONEOK, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Energy Fund | Class H | RYEAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$46,081,734
  Total Number of Portfolio Holdings87
  Portfolio Turnover Rate551%
  Total Advisory Fees Paid$156,593

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.2%
Transportation	0.8%
Coal	0.9%
Energy-Alternate Sources	3.8%
Mining	4.7%
Oil & Gas Services	9.4%
Pipelines	17.4%
Oil & Gas	60.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.3%
SLB Ltd.	2.4%
Williams Companies, Inc.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.2%
Marathon Petroleum Corp.	2.2%
Phillips 66	2.2%
Baker Hughes Co.	2.1%
Total	31.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYEAX-033126

Guggenheim Investments

Energy Services Fund

Investor Class | RYVIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Energy Services Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$175	1.37%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Services Fund (Investor Class)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,438	$11,717	$11,426
3/31/18	$9,024	$13,357	$11,407
3/31/19	$6,819	$14,625	$11,558
3/31/20	$1,827	$13,605	$5,499
3/31/21	$4,148	$21,271	$9,633
3/31/22	$5,700	$24,599	$15,827
3/31/23	$5,258	$22,698	$17,984
3/31/24	$6,592	$29,480	$21,162
3/31/25	$5,167	$31,913	$21,690
3/31/26	$8,043	$37,594	$29,568

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	55.65%	14.16%	-2.15%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to positive performance were oil & gas equipment, oil & gas drilling and oil & gas storage & transportation. No industries detracted from performance. The holdings that contributed the most to performance were Baker Hughes Co., TechnipFMC plc., and Solaris Energy Infrastructure, Inc.—Class A. Those that detracted the most were Atlas Energy Solutions, Inc., ChampionX Corp., and Aris Water Solutions, Inc—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Energy Services Fund | Investor Class | RYVIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$15,701,656
  Total Number of Portfolio Holdings30
  Portfolio Turnover Rate420%
  Total Advisory Fees Paid$52,294

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Machinery-Diversified	2.7%
Metal Fabricate & Hardware	3.1%
Oil & Gas	25.2%
Oil & Gas Services	68.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SLB Ltd.	13.0%
Baker Hughes Co.	11.2%
Halliburton Co.	7.8%
TechnipFMC plc	4.1%
Weatherford International plc	3.8%
NOV, Inc.	3.5%
Noble Corporation plc	3.4%
Archrock, Inc.	3.3%
Transocean Ltd.	3.3%
Kodiak Gas Services, Inc.	3.2%
Total	56.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYVIX-033126

Guggenheim Investments

Energy Services Fund

Class A | RYESX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Energy Services Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$208	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Services Fund (Class A)‡	S&P 500 Index	S&P 500 Energy Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,867	$11,717	$11,426
3/31/18	$8,552	$13,357	$11,407
3/31/19	$6,444	$14,625	$11,558
3/31/20	$1,723	$13,605	$5,499
3/31/21	$3,901	$21,271	$9,633
3/31/22	$5,347	$24,599	$15,827
3/31/23	$4,920	$22,698	$17,984
3/31/24	$6,153	$29,480	$21,162
3/31/25	$4,811	$31,913	$21,690
3/31/26	$7,470	$37,594	$29,568

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	55.26%	13.88%	-2.40%
Class A (with sales charge) ‡	47.91%	12.78%	-2.87%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to positive performance were oil & gas equipment, oil & gas drilling and oil & gas storage & transportation. No industries detracted from performance. The holdings that contributed the most to performance were Baker Hughes Co., TechnipFMC plc., and Solaris Energy Infrastructure, Inc.—Class A. Those that detracted the most were Atlas Energy Solutions, Inc., ChampionX Corp., and Aris Water Solutions, Inc—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Energy Services Fund | Class A | RYESX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$15,701,656
  Total Number of Portfolio Holdings30
  Portfolio Turnover Rate420%
  Total Advisory Fees Paid$52,294

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Machinery-Diversified	2.7%
Metal Fabricate & Hardware	3.1%
Oil & Gas	25.2%
Oil & Gas Services	68.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SLB Ltd.	13.0%
Baker Hughes Co.	11.2%
Halliburton Co.	7.8%
TechnipFMC plc	4.1%
Weatherford International plc	3.8%
NOV, Inc.	3.5%
Noble Corporation plc	3.4%
Archrock, Inc.	3.3%
Transocean Ltd.	3.3%
Kodiak Gas Services, Inc.	3.2%
Total	56.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYESX-033126

Guggenheim Investments

Energy Services Fund

Class C | RYVCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Energy Services Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$302	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Services Fund (Class C)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,322	$11,717	$11,426
3/31/18	$8,844	$13,357	$11,407
3/31/19	$6,618	$14,625	$11,558
3/31/20	$1,757	$13,605	$5,499
3/31/21	$3,946	$21,271	$9,633
3/31/22	$5,369	$24,599	$15,827
3/31/23	$4,903	$22,698	$17,984
3/31/24	$6,086	$29,480	$21,162
3/31/25	$4,723	$31,913	$21,690
3/31/26	$7,278	$37,594	$29,568

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	54.09%	13.03%	-3.13%
Class C (with CDSC) ‡	53.09%	13.03%	-3.13%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to positive performance were oil & gas equipment, oil & gas drilling and oil & gas storage & transportation. No industries detracted from performance. The holdings that contributed the most to performance were Baker Hughes Co., TechnipFMC plc., and Solaris Energy Infrastructure, Inc.—Class A. Those that detracted the most were Atlas Energy Solutions, Inc., ChampionX Corp., and Aris Water Solutions, Inc—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Energy Services Fund | Class C | RYVCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$15,701,656
  Total Number of Portfolio Holdings30
  Portfolio Turnover Rate420%
  Total Advisory Fees Paid$52,294

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Machinery-Diversified	2.7%
Metal Fabricate & Hardware	3.1%
Oil & Gas	25.2%
Oil & Gas Services	68.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SLB Ltd.	13.0%
Baker Hughes Co.	11.2%
Halliburton Co.	7.8%
TechnipFMC plc	4.1%
Weatherford International plc	3.8%
NOV, Inc.	3.5%
Noble Corporation plc	3.4%
Archrock, Inc.	3.3%
Transocean Ltd.	3.3%
Kodiak Gas Services, Inc.	3.2%
Total	56.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYVCX-033126

Guggenheim Investments

Energy Services Fund

Class H | RYVAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Energy Services Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$210	1.62%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Services Fund (Class H)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,402	$11,717	$11,426
3/31/18	$8,962	$13,357	$11,407
3/31/19	$6,751	$14,625	$11,558
3/31/20	$1,810	$13,605	$5,499
3/31/21	$4,095	$21,271	$9,633
3/31/22	$5,614	$24,599	$15,827
3/31/23	$5,165	$22,698	$17,984
3/31/24	$6,461	$29,480	$21,162
3/31/25	$5,051	$31,913	$21,690
3/31/26	$8,038	$37,594	$29,568

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	59.14%	14.44%	-2.16%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to positive performance were oil & gas equipment, oil & gas drilling and oil & gas storage & transportation. No industries detracted from performance. The holdings that contributed the most to performance were Baker Hughes Co., TechnipFMC plc., and Solaris Energy Infrastructure, Inc.—Class A. Those that detracted the most were Atlas Energy Solutions, Inc., ChampionX Corp., and Aris Water Solutions, Inc—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Energy Services Fund | Class H | RYVAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$15,701,656
  Total Number of Portfolio Holdings30
  Portfolio Turnover Rate420%
  Total Advisory Fees Paid$52,294

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Machinery-Diversified	2.7%
Metal Fabricate & Hardware	3.1%
Oil & Gas	25.2%
Oil & Gas Services	68.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SLB Ltd.	13.0%
Baker Hughes Co.	11.2%
Halliburton Co.	7.8%
TechnipFMC plc	4.1%
Weatherford International plc	3.8%
NOV, Inc.	3.5%
Noble Corporation plc	3.4%
Archrock, Inc.	3.3%
Transocean Ltd.	3.3%
Kodiak Gas Services, Inc.	3.2%
Total	56.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYVAX-033126

Guggenheim Investments

Financial Services Fund

Investor Class | RYFIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Financial Services Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$142	1.41%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Financial Services Fund (Investor Class)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,172	$11,717	$13,261
3/31/18	$13,556	$13,357	$15,652
3/31/19	$13,537	$14,625	$14,920
3/31/20	$10,850	$13,605	$12,362
3/31/21	$17,583	$21,271	$20,706
3/31/22	$20,348	$24,599	$23,749
3/31/23	$16,613	$22,698	$20,368
3/31/24	$21,393	$29,480	$27,200
3/31/25	$24,438	$31,913	$32,691
3/31/26	$24,938	$37,594	$32,927

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	2.04%	7.24%	9.57%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and regional banks. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Goldman Sachs Group, Inc., Citigroup, Inc., and JPMorgan Chase & Co. Those that detracted the most were Fiserv, Inc., Arthur J. Gallagher & Co., and Berkshire Hathaway, Inc.—Class B.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Financial Services Fund | Investor Class | RYFIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$7,395,026
  Total Number of Portfolio Holdings158
  Portfolio Turnover Rate446%
  Total Advisory Fees Paid$130,641

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Software	2.0%
Private Equity	3.3%
Commercial Services	6.4%
REITS	16.1%
Insurance	17.1%
Diversified Financial Services	24.5%
Banks	28.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.5%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.3%
Total	20.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYFIX-033126

Guggenheim Investments

Financial Services Fund

Class A | RYFNX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Financial Services Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$165	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Financial Services Fund (Class A)‡	S&P 500 Index	S&P 500 Financials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,565	$11,717	$13,261
3/31/18	$12,846	$13,357	$15,652
3/31/19	$12,793	$14,625	$14,920
3/31/20	$10,229	$13,605	$12,362
3/31/21	$16,538	$21,271	$20,706
3/31/22	$19,089	$24,599	$23,749
3/31/23	$15,547	$22,698	$20,368
3/31/24	$19,971	$29,480	$27,200
3/31/25	$22,758	$31,913	$32,691
3/31/26	$23,162	$37,594	$32,927

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	1.78%	6.97%	9.29%
Class A (with sales charge) ‡	-3.07%	5.93%	8.76%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and regional banks. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Goldman Sachs Group, Inc., Citigroup, Inc., and JPMorgan Chase & Co. Those that detracted the most were Fiserv, Inc., Arthur J. Gallagher & Co., and Berkshire Hathaway, Inc.—Class B.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Financial Services Fund | Class A | RYFNX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$7,395,026
  Total Number of Portfolio Holdings158
  Portfolio Turnover Rate446%
  Total Advisory Fees Paid$130,641

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Software	2.0%
Private Equity	3.3%
Commercial Services	6.4%
REITS	16.1%
Insurance	17.1%
Diversified Financial Services	24.5%
Banks	28.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.5%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.3%
Total	20.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYFNX-033126

Guggenheim Investments

Financial Services Fund

Class C | RYFCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Financial Services Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Financial Services Fund (Class C)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,051	$11,717	$13,261
3/31/18	$13,289	$13,357	$15,652
3/31/19	$13,137	$14,625	$14,920
3/31/20	$10,425	$13,605	$12,362
3/31/21	$16,729	$21,271	$20,706
3/31/22	$19,164	$24,599	$23,749
3/31/23	$15,490	$22,698	$20,368
3/31/24	$19,751	$29,480	$27,200
3/31/25	$22,339	$31,913	$32,691
3/31/26	$22,566	$37,594	$32,927

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	1.02%	6.17%	8.48%
Class C (with CDSC) ‡	0.02%	6.17%	8.48%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and regional banks. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Goldman Sachs Group, Inc., Citigroup, Inc., and JPMorgan Chase & Co. Those that detracted the most were Fiserv, Inc., Arthur J. Gallagher & Co., and Berkshire Hathaway, Inc.—Class B.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Financial Services Fund | Class C | RYFCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$7,395,026
  Total Number of Portfolio Holdings158
  Portfolio Turnover Rate446%
  Total Advisory Fees Paid$130,641

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Software	2.0%
Private Equity	3.3%
Commercial Services	6.4%
REITS	16.1%
Insurance	17.1%
Diversified Financial Services	24.5%
Banks	28.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.5%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.3%
Total	20.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYFCX-033126

Guggenheim Investments

Financial Services Fund

Class H | RYFAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Financial Services Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$165	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Financial Services Fund (Class H)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,143	$11,717	$13,261
3/31/18	$13,491	$13,357	$15,652
3/31/19	$13,435	$14,625	$14,920
3/31/20	$10,741	$13,605	$12,362
3/31/21	$17,364	$21,271	$20,706
3/31/22	$20,049	$24,599	$23,749
3/31/23	$16,329	$22,698	$20,368
3/31/24	$20,974	$29,480	$27,200
3/31/25	$23,900	$31,913	$32,691
3/31/26	$24,325	$37,594	$32,927

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	1.78%	6.97%	9.30%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and regional banks. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Goldman Sachs Group, Inc., Citigroup, Inc., and JPMorgan Chase & Co. Those that detracted the most were Fiserv, Inc., Arthur J. Gallagher & Co., and Berkshire Hathaway, Inc.—Class B.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Financial Services Fund | Class H | RYFAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$7,395,026
  Total Number of Portfolio Holdings158
  Portfolio Turnover Rate446%
  Total Advisory Fees Paid$130,641

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Software	2.0%
Private Equity	3.3%
Commercial Services	6.4%
REITS	16.1%
Insurance	17.1%
Diversified Financial Services	24.5%
Banks	28.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.5%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.3%
Total	20.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYFAX-033126

Guggenheim Investments

Health Care Fund

Investor Class | RYHIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Health Care Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$143	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Health Care Fund (Investor Class)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,020	$11,717	$11,159
3/31/18	$12,494	$13,357	$12,417
3/31/19	$14,087	$14,625	$14,266
3/31/20	$13,313	$13,605	$14,121
3/31/21	$18,803	$21,271	$18,928
3/31/22	$20,571	$24,599	$22,542
3/31/23	$19,304	$22,698	$21,709
3/31/24	$21,987	$29,480	$25,202
3/31/25	$21,118	$31,913	$25,303
3/31/26	$22,528	$37,594	$25,888

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	6.67%	3.68%	8.46%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care distributors. Those that detracted the most were managed health care, health care equipment, and health care supplies. The holdings that contributed the most to performance were Johnson & Johnson, Merck & Company, Inc., and Insmed, Inc. Those that detracted the most were UnitedHealth Group, Inc., Boston Scientific Corp., and Elevance Health, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Health Care Fund | Investor Class | RYHIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$18,233,272
  Total Number of Portfolio Holdings136
  Portfolio Turnover Rate244%
  Total Advisory Fees Paid$166,674

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Internet	0.3%
Electronics	0.7%
Software	0.9%
Healthcare-Services	14.1%
Biotechnology	23.8%
Healthcare-Products	26.2%
Pharmaceuticals	33.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Eli Lilly & Co.	3.9%
Johnson & Johnson	3.4%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Amgen, Inc.	1.9%
Abbott Laboratories	1.8%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
Total	24.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHIX-033126

Guggenheim Investments

Health Care Fund

Class A | RYHEX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Health Care Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Health Care Fund (Class A)‡	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,463	$11,717	$11,159
3/31/18	$11,838	$13,357	$12,417
3/31/19	$13,313	$14,625	$14,266
3/31/20	$12,546	$13,605	$14,121
3/31/21	$17,674	$21,271	$18,928
3/31/22	$19,290	$24,599	$22,542
3/31/23	$18,060	$22,698	$21,709
3/31/24	$20,515	$29,480	$25,202
3/31/25	$19,654	$31,913	$25,303
3/31/26	$20,913	$37,594	$25,888

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	6.40%	3.42%	8.18%
Class A (with sales charge) ‡	1.35%	2.42%	7.66%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care distributors. Those that detracted the most were managed health care, health care equipment, and health care supplies. The holdings that contributed the most to performance were Johnson & Johnson, Merck & Company, Inc., and Insmed, Inc. Those that detracted the most were UnitedHealth Group, Inc., Boston Scientific Corp., and Elevance Health, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Health Care Fund | Class A | RYHEX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$18,233,272
  Total Number of Portfolio Holdings136
  Portfolio Turnover Rate244%
  Total Advisory Fees Paid$166,674

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Internet	0.3%
Electronics	0.7%
Software	0.9%
Healthcare-Services	14.1%
Biotechnology	23.8%
Healthcare-Products	26.2%
Pharmaceuticals	33.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Eli Lilly & Co.	3.9%
Johnson & Johnson	3.4%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Amgen, Inc.	1.9%
Abbott Laboratories	1.8%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
Total	24.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHEX-033126

Guggenheim Investments

Health Care Fund

Class C | RYHCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Health Care Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$247	2.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Health Care Fund (Class C)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,907	$11,717	$11,159
3/31/18	$12,241	$13,357	$12,417
3/31/19	$13,671	$14,625	$14,266
3/31/20	$12,790	$13,605	$14,121
3/31/21	$17,882	$21,271	$18,928
3/31/22	$19,374	$24,599	$22,542
3/31/23	$18,005	$22,698	$21,709
3/31/24	$20,306	$29,480	$25,202
3/31/25	$19,305	$31,913	$25,303
3/31/26	$20,388	$37,594	$25,888

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.62%	2.66%	7.38%
Class C (with CDSC) ‡	4.62%	2.66%	7.38%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care distributors. Those that detracted the most were managed health care, health care equipment, and health care supplies. The holdings that contributed the most to performance were Johnson & Johnson, Merck & Company, Inc., and Insmed, Inc. Those that detracted the most were UnitedHealth Group, Inc., Boston Scientific Corp., and Elevance Health, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Health Care Fund | Class C | RYHCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$18,233,272
  Total Number of Portfolio Holdings136
  Portfolio Turnover Rate244%
  Total Advisory Fees Paid$166,674

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Internet	0.3%
Electronics	0.7%
Software	0.9%
Healthcare-Services	14.1%
Biotechnology	23.8%
Healthcare-Products	26.2%
Pharmaceuticals	33.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Eli Lilly & Co.	3.9%
Johnson & Johnson	3.4%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Amgen, Inc.	1.9%
Abbott Laboratories	1.8%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
Total	24.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHCX-033126

Guggenheim Investments

Health Care Fund

Class H | RYHAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Health Care Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$169	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Health Care Fund (Class H)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,987	$11,717	$11,159
3/31/18	$12,422	$13,357	$12,417
3/31/19	$13,970	$14,625	$14,266
3/31/20	$13,169	$13,605	$14,121
3/31/21	$18,560	$21,271	$18,928
3/31/22	$20,257	$24,599	$22,542
3/31/23	$18,965	$22,698	$21,709
3/31/24	$21,548	$29,480	$25,202
3/31/25	$20,642	$31,913	$25,303
3/31/26	$21,965	$37,594	$25,888

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	6.41%	3.43%	8.19%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care distributors. Those that detracted the most were managed health care, health care equipment, and health care supplies. The holdings that contributed the most to performance were Johnson & Johnson, Merck & Company, Inc., and Insmed, Inc. Those that detracted the most were UnitedHealth Group, Inc., Boston Scientific Corp., and Elevance Health, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Health Care Fund | Class H | RYHAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$18,233,272
  Total Number of Portfolio Holdings136
  Portfolio Turnover Rate244%
  Total Advisory Fees Paid$166,674

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Internet	0.3%
Electronics	0.7%
Software	0.9%
Healthcare-Services	14.1%
Biotechnology	23.8%
Healthcare-Products	26.2%
Pharmaceuticals	33.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Eli Lilly & Co.	3.9%
Johnson & Johnson	3.4%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Amgen, Inc.	1.9%
Abbott Laboratories	1.8%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
Total	24.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHAX-033126

Guggenheim Investments

Internet Fund

Investor Class | RYIIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Internet Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$145	1.37%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Internet Fund (Investor Class)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,236	$11,717	$12,491
3/31/18	$16,018	$13,357	$15,948
3/31/19	$17,523	$14,625	$18,411
3/31/20	$16,078	$13,605	$20,331
3/31/21	$29,885	$21,271	$33,874
3/31/22	$22,867	$24,599	$40,953
3/31/23	$18,753	$22,698	$39,090
3/31/24	$24,460	$29,480	$57,075
3/31/25	$27,057	$31,913	$60,436
3/31/26	$30,191	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	11.60%	0.20%	11.68%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, real estate services and transaction & payment processing services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Adobe, Inc., Salesforce, Inc., and Workday, Inc.—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Internet Fund | Investor Class | RYIIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,790,914
  Total Number of Portfolio Holdings85
  Portfolio Turnover Rate151%
  Total Advisory Fees Paid$170,719

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.1%
Entertainment	0.6%
Real Estate	0.9%
Commercial Services	1.8%
Computers	2.8%
Telecommunications	12.7%
Software	24.2%
Internet	55.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. — Class A	5.0%
Netflix, Inc.	4.3%
Cisco Systems, Inc.	3.5%
Salesforce, Inc.	2.6%
Uber Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.4%
Arista Networks, Inc.	2.3%
Adobe, Inc.	2.0%
Total	38.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIIX-033126

Guggenheim Investments

Internet Fund

Class A | RYINX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Internet Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Internet Fund (Class A)‡	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,624	$11,717	$12,491
3/31/18	$15,178	$13,357	$15,948
3/31/19	$16,564	$14,625	$18,411
3/31/20	$15,160	$13,605	$20,331
3/31/21	$28,108	$21,271	$33,874
3/31/22	$21,455	$24,599	$40,953
3/31/23	$17,551	$22,698	$39,090
3/31/24	$22,834	$29,480	$57,075
3/31/25	$25,196	$31,913	$60,436
3/31/26	$28,041	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	11.29%	-0.05%	11.40%
Class A (with sales charge) ‡	6.01%	-1.02%	10.86%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, real estate services and transaction & payment processing services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Adobe, Inc., Salesforce, Inc., and Workday, Inc.—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Internet Fund | Class A | RYINX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,790,914
  Total Number of Portfolio Holdings85
  Portfolio Turnover Rate151%
  Total Advisory Fees Paid$170,719

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.1%
Entertainment	0.6%
Real Estate	0.9%
Commercial Services	1.8%
Computers	2.8%
Telecommunications	12.7%
Software	24.2%
Internet	55.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. — Class A	5.0%
Netflix, Inc.	4.3%
Cisco Systems, Inc.	3.5%
Salesforce, Inc.	2.6%
Uber Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.4%
Arista Networks, Inc.	2.3%
Adobe, Inc.	2.0%
Total	38.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYINX-033126

Guggenheim Investments

Internet Fund

Class C | RYICX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Internet Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$250	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Internet Fund (Class C)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,113	$11,717	$12,491
3/31/18	$15,702	$13,357	$15,948
3/31/19	$17,006	$14,625	$18,411
3/31/20	$15,448	$13,605	$20,331
3/31/21	$28,429	$21,271	$33,874
3/31/22	$21,538	$24,599	$40,953
3/31/23	$17,484	$22,698	$39,090
3/31/24	$22,580	$29,480	$57,075
3/31/25	$24,731	$31,913	$60,436
3/31/26	$27,319	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	10.46%	-0.79%	10.57%
Class C (with CDSC) ‡	9.46%	-0.79%	10.57%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, real estate services and transaction & payment processing services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Adobe, Inc., Salesforce, Inc., and Workday, Inc.—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Internet Fund | Class C | RYICX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,790,914
  Total Number of Portfolio Holdings85
  Portfolio Turnover Rate151%
  Total Advisory Fees Paid$170,719

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.1%
Entertainment	0.6%
Real Estate	0.9%
Commercial Services	1.8%
Computers	2.8%
Telecommunications	12.7%
Software	24.2%
Internet	55.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. — Class A	5.0%
Netflix, Inc.	4.3%
Cisco Systems, Inc.	3.5%
Salesforce, Inc.	2.6%
Uber Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.4%
Arista Networks, Inc.	2.3%
Adobe, Inc.	2.0%
Total	38.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYICX-033126

Guggenheim Investments

Internet Fund

Class H | RYIAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Internet Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$172	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Internet Fund (Class H)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,209	$11,717	$12,491
3/31/18	$15,944	$13,357	$15,948
3/31/19	$17,398	$14,625	$18,411
3/31/20	$15,921	$13,605	$20,331
3/31/21	$29,518	$21,271	$33,874
3/31/22	$22,533	$24,599	$40,953
3/31/23	$18,429	$22,698	$39,090
3/31/24	$23,978	$29,480	$57,075
3/31/25	$26,458	$31,913	$60,436
3/31/26	$29,446	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	11.30%	-0.05%	11.40%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, real estate services and transaction & payment processing services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Adobe, Inc., Salesforce, Inc., and Workday, Inc.—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Internet Fund | Class H | RYIAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,790,914
  Total Number of Portfolio Holdings85
  Portfolio Turnover Rate151%
  Total Advisory Fees Paid$170,719

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.1%
Entertainment	0.6%
Real Estate	0.9%
Commercial Services	1.8%
Computers	2.8%
Telecommunications	12.7%
Software	24.2%
Internet	55.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. — Class A	5.0%
Netflix, Inc.	4.3%
Cisco Systems, Inc.	3.5%
Salesforce, Inc.	2.6%
Uber Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.4%
Arista Networks, Inc.	2.3%
Adobe, Inc.	2.0%
Total	38.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIAX-033126

Guggenheim Investments

Leisure Fund

Investor Class | RYLIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Leisure Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$140	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Leisure Fund (Investor Class)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,620	$11,717	$11,317
3/31/18	$12,400	$13,357	$13,231
3/31/19	$12,904	$14,625	$14,975
3/31/20	$9,942	$13,605	$13,362
3/31/21	$18,930	$21,271	$22,754
3/31/22	$15,993	$24,599	$24,981
3/31/23	$14,528	$22,698	$20,081
3/31/24	$16,646	$29,480	$25,850
3/31/25	$18,170	$31,913	$27,623
3/31/26	$18,632	$37,594	$30,861

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	2.55%	-0.32%	6.42%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and tobacco. Those that detracted the most were restaurants, casinos & gambling, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp—Class A, Warner Bros Discovery, Inc.— Series A, and Marriott International, Inc.—Class A. Those that detracted the most were Chipotle Mexican Grill, Inc., Flutter Entertainment Plc, and MakeMyTrip, Ltd.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Leisure Fund | Investor Class | RYLIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$4,939,500
  Total Number of Portfolio Holdings96
  Portfolio Turnover Rate173%
  Total Advisory Fees Paid$71,346

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.1%
Agriculture	7.3%
Leisure Time	8.2%
Lodging	9.0%
Entertainment	9.2%
Media	14.3%
Internet	17.3%
Retail	19.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Netflix, Inc.	5.0%
Philip Morris International, Inc.	3.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.2%
Booking Holdings, Inc.	2.8%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.4%
Starbucks Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.1%
Marriott International, Inc. — Class A	2.1%
Total	29.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYLIX-033126

Guggenheim Investments

Leisure Fund

Class A | RYLSX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Leisure Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Leisure Fund (Class A)‡	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,040	$11,717	$11,317
3/31/18	$11,753	$13,357	$13,231
3/31/19	$12,198	$14,625	$14,975
3/31/20	$9,374	$13,605	$13,362
3/31/21	$17,807	$21,271	$22,754
3/31/22	$15,007	$24,599	$24,981
3/31/23	$13,597	$22,698	$20,081
3/31/24	$15,539	$29,480	$25,850
3/31/25	$16,921	$31,913	$27,623
3/31/26	$17,306	$37,594	$30,861

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	2.28%	-0.57%	6.15%
Class A (with sales charge) ‡	-2.59%	-1.53%	5.64%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and tobacco. Those that detracted the most were restaurants, casinos & gambling, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp—Class A, Warner Bros Discovery, Inc.— Series A, and Marriott International, Inc.—Class A. Those that detracted the most were Chipotle Mexican Grill, Inc., Flutter Entertainment Plc, and MakeMyTrip, Ltd.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Leisure Fund | Class A | RYLSX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$4,939,500
  Total Number of Portfolio Holdings96
  Portfolio Turnover Rate173%
  Total Advisory Fees Paid$71,346

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.1%
Agriculture	7.3%
Leisure Time	8.2%
Lodging	9.0%
Entertainment	9.2%
Media	14.3%
Internet	17.3%
Retail	19.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Netflix, Inc.	5.0%
Philip Morris International, Inc.	3.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.2%
Booking Holdings, Inc.	2.8%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.4%
Starbucks Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.1%
Marriott International, Inc. — Class A	2.1%
Total	29.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYLSX-033126

Guggenheim Investments

Leisure Fund

Class C | RYLCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Leisure Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Leisure Fund (Class C)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,505	$11,717	$11,317
3/31/18	$12,155	$13,357	$13,231
3/31/19	$12,523	$14,625	$14,975
3/31/20	$9,551	$13,605	$13,362
3/31/21	$18,007	$21,271	$22,754
3/31/22	$15,063	$24,599	$24,981
3/31/23	$13,545	$22,698	$20,081
3/31/24	$15,364	$29,480	$25,850
3/31/25	$16,606	$31,913	$27,623
3/31/26	$16,856	$37,594	$30,861

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	1.50%	-1.31%	5.36%
Class C (with CDSC) ‡	0.50%	-1.31%	5.36%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and tobacco. Those that detracted the most were restaurants, casinos & gambling, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp—Class A, Warner Bros Discovery, Inc.— Series A, and Marriott International, Inc.—Class A. Those that detracted the most were Chipotle Mexican Grill, Inc., Flutter Entertainment Plc, and MakeMyTrip, Ltd.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Leisure Fund | Class C | RYLCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$4,939,500
  Total Number of Portfolio Holdings96
  Portfolio Turnover Rate173%
  Total Advisory Fees Paid$71,346

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.1%
Agriculture	7.3%
Leisure Time	8.2%
Lodging	9.0%
Entertainment	9.2%
Media	14.3%
Internet	17.3%
Retail	19.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Netflix, Inc.	5.0%
Philip Morris International, Inc.	3.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.2%
Booking Holdings, Inc.	2.8%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.4%
Starbucks Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.1%
Marriott International, Inc. — Class A	2.1%
Total	29.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYLCX-033126

Guggenheim Investments

Leisure Fund

Class H | RYLAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Leisure Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Leisure Fund (Class H)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,590	$11,717	$11,317
3/31/18	$12,339	$13,357	$13,231
3/31/19	$12,809	$14,625	$14,975
3/31/20	$9,841	$13,605	$13,362
3/31/21	$18,694	$21,271	$22,754
3/31/22	$15,756	$24,599	$24,981
3/31/23	$14,278	$22,698	$20,081
3/31/24	$16,314	$29,480	$25,850
3/31/25	$17,764	$31,913	$27,623
3/31/26	$18,170	$37,594	$30,861

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	2.29%	-0.57%	6.15%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and tobacco. Those that detracted the most were restaurants, casinos & gambling, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp—Class A, Warner Bros Discovery, Inc.— Series A, and Marriott International, Inc.—Class A. Those that detracted the most were Chipotle Mexican Grill, Inc., Flutter Entertainment Plc, and MakeMyTrip, Ltd.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Leisure Fund | Class H | RYLAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$4,939,500
  Total Number of Portfolio Holdings96
  Portfolio Turnover Rate173%
  Total Advisory Fees Paid$71,346

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.1%
Agriculture	7.3%
Leisure Time	8.2%
Lodging	9.0%
Entertainment	9.2%
Media	14.3%
Internet	17.3%
Retail	19.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Netflix, Inc.	5.0%
Philip Morris International, Inc.	3.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.2%
Booking Holdings, Inc.	2.8%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.4%
Starbucks Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.1%
Marriott International, Inc. — Class A	2.1%
Total	29.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYLAX-033126

Guggenheim Investments

Precious Metals Fund

Investor Class | RYPMX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Precious Metals Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$199	1.28%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Precious Metals Fund (Investor Class)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,782	$11,717	$11,922
3/31/18	$10,875	$13,357	$13,178
3/31/19	$10,649	$14,625	$13,121
3/31/20	$11,037	$13,605	$10,947
3/31/21	$18,620	$21,271	$19,517
3/31/22	$21,570	$24,599	$22,234
3/31/23	$18,046	$22,698	$20,837
3/31/24	$17,422	$29,480	$24,499
3/31/25	$24,251	$31,913	$23,111
3/31/26	$51,010	$37,594	$27,265

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	110.33%	22.33%	17.70%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and copper. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corporation, Barrick Mining Corp., and Agnico Eagle Mines Ltd. The one that detracted the most was Hycroft Mining Holding Corp—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Precious Metals Fund | Investor Class | RYPMX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$154,071,313
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate328%
  Total Advisory Fees Paid$1,002,450

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Mining	99.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.4%
Freeport-McMoRan, Inc.	7.1%
Barrick Mining Corp.	6.0%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.2%
Franco-Nevada Corp.	4.1%
Gold Fields Ltd., ADR	4.1%
Coeur Mining, Inc.	3.8%
Total	54.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYPMX-033126

Guggenheim Investments

Precious Metals Fund

Class A | RYMNX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Precious Metals Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$237	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Precious Metals Fund (Class A)‡	S&P 500 Index	S&P 500 Materials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,190	$11,717	$11,922
3/31/18	$10,299	$13,357	$13,178
3/31/19	$10,063	$14,625	$13,121
3/31/20	$10,404	$13,605	$10,947
3/31/21	$17,508	$21,271	$19,517
3/31/22	$20,234	$24,599	$22,234
3/31/23	$16,886	$22,698	$20,837
3/31/24	$16,265	$29,480	$24,499
3/31/25	$22,582	$31,913	$23,111
3/31/26	$47,372	$37,594	$27,265

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	109.77%	22.03%	17.40%
Class A (with sales charge) ‡	99.82%	20.84%	16.83%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and copper. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corporation, Barrick Mining Corp., and Agnico Eagle Mines Ltd. The one that detracted the most was Hycroft Mining Holding Corp—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Precious Metals Fund | Class A | RYMNX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$154,071,313
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate328%
  Total Advisory Fees Paid$1,002,450

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Mining	99.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.4%
Freeport-McMoRan, Inc.	7.1%
Barrick Mining Corp.	6.0%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.2%
Franco-Nevada Corp.	4.1%
Gold Fields Ltd., ADR	4.1%
Coeur Mining, Inc.	3.8%
Total	54.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMNX-033126

Guggenheim Investments

Precious Metals Fund

Class C | RYZCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Precious Metals Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$351	2.28%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Precious Metals Fund (Class C)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,666	$11,717	$11,922
3/31/18	$10,656	$13,357	$13,178
3/31/19	$10,328	$14,625	$13,121
3/31/20	$10,602	$13,605	$10,947
3/31/21	$17,710	$21,271	$19,517
3/31/22	$20,313	$24,599	$22,234
3/31/23	$16,828	$22,698	$20,837
3/31/24	$16,083	$29,480	$24,499
3/31/25	$22,169	$31,913	$23,111
3/31/26	$46,159	$37,594	$27,265

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	108.22%	21.12%	16.53%
Class C (with CDSC) ‡	107.22%	21.12%	16.53%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and copper. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corporation, Barrick Mining Corp., and Agnico Eagle Mines Ltd. The one that detracted the most was Hycroft Mining Holding Corp—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Precious Metals Fund | Class C | RYZCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$154,071,313
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate328%
  Total Advisory Fees Paid$1,002,450

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Mining	99.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.4%
Freeport-McMoRan, Inc.	7.1%
Barrick Mining Corp.	6.0%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.2%
Franco-Nevada Corp.	4.1%
Gold Fields Ltd., ADR	4.1%
Coeur Mining, Inc.	3.8%
Total	54.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYZCX-033126

Guggenheim Investments

Precious Metals Fund

Class H | RYMPX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Precious Metals Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$237	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Precious Metals Fund (Class H)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,754	$11,717	$11,922
3/31/18	$10,802	$13,357	$13,178
3/31/19	$10,550	$14,625	$13,121
3/31/20	$10,915	$13,605	$10,947
3/31/21	$18,370	$21,271	$19,517
3/31/22	$21,230	$24,599	$22,234
3/31/23	$17,718	$22,698	$20,837
3/31/24	$17,061	$29,480	$24,499
3/31/25	$23,694	$31,913	$23,111
3/31/26	$49,705	$37,594	$27,265

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	109.78%	22.03%	17.39%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and copper. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corporation, Barrick Mining Corp., and Agnico Eagle Mines Ltd. The one that detracted the most was Hycroft Mining Holding Corp—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Precious Metals Fund | Class H | RYMPX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$154,071,313
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate328%
  Total Advisory Fees Paid$1,002,450

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Mining	99.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.4%
Freeport-McMoRan, Inc.	7.1%
Barrick Mining Corp.	6.0%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.2%
Franco-Nevada Corp.	4.1%
Gold Fields Ltd., ADR	4.1%
Coeur Mining, Inc.	3.8%
Total	54.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMPX-033126

Guggenheim Investments

Real Estate Fund

Class A | RYREX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Real Estate Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$163	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Real Estate Fund (Class A)‡	S&P 500 Index	MSCI U.S. REIT Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,208	$11,717	$10,316
3/31/18	$9,814	$13,357	$9,864
3/31/19	$11,344	$14,625	$11,909
3/31/20	$8,589	$13,605	$9,409
3/31/21	$12,522	$21,271	$12,955
3/31/22	$14,571	$24,599	$16,350
3/31/23	$11,212	$22,698	$13,216
3/31/24	$12,260	$29,480	$14,587
3/31/25	$13,262	$31,913	$16,084
3/31/26	$13,312	$37,594	$17,175

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	0.37%	1.23%	3.40%
Class A (with sales charge) ‡	-4.38%	0.25%	2.90%
S&P 500 Index	17.80%	12.06%	14.16%
MSCI U.S. REIT Index	6.92%	5.80%	5.57%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, retail REITs, and real estate services. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and office REITs. The holdings that contributed the most to performance were Opendoor Technologies, Inc., Welltower, Inc., and Equinix, Inc. Those that detracted the most were CoStar Group, Inc., American Tower Corp, and Alexandria Real Estate Equities, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Real Estate Fund | Class A | RYREX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,928,140
  Total Number of Portfolio Holdings94
  Portfolio Turnover Rate1,408%
  Total Advisory Fees Paid$17,473

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	21.8%
REITs-Shopping Centers	7.0%
REITs-Storage	7.3%
Real Estate Management/Services	7.4%
REITs-Warehouse/Industries	9.6%
REITs-Apartments	10.6%
REITs-Health Care	12.9%
REITs-Diversified	22.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Welltower, Inc.	3.9%
Prologis, Inc.	3.8%
Equinix, Inc.	3.3%
American Tower Corp.	3.0%
Digital Realty Trust, Inc.	2.7%
Simon Property Group, Inc.	2.6%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.1%
Public Storage	2.1%
Ventas, Inc.	2.0%
Total	27.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYREX-033126

Guggenheim Investments

Real Estate Fund

Class C | RYCRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Real Estate Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Real Estate Fund (Class C)	S&P 500 Index	MSCI U.S. REIT Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,637	$11,717	$10,316
3/31/18	$10,151	$13,357	$9,864
3/31/19	$11,646	$14,625	$11,909
3/31/20	$8,750	$13,605	$9,409
3/31/21	$12,663	$21,271	$12,955
3/31/22	$14,735	$24,599	$16,350
3/31/23	$11,251	$22,698	$13,216
3/31/24	$12,213	$29,480	$14,587
3/31/25	$13,114	$31,913	$16,084
3/31/26	$13,061	$37,594	$17,175

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.40%	0.62%	2.71%
Class C (with CDSC) ‡	-1.36%	0.62%	2.71%
S&P 500 Index	17.80%	12.06%	14.16%
MSCI U.S. REIT Index	6.92%	5.80%	5.57%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, retail REITs, and real estate services. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and office REITs. The holdings that contributed the most to performance were Opendoor Technologies, Inc., Welltower, Inc., and Equinix, Inc. Those that detracted the most were CoStar Group, Inc., American Tower Corp, and Alexandria Real Estate Equities, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Real Estate Fund | Class C | RYCRX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,928,140
  Total Number of Portfolio Holdings94
  Portfolio Turnover Rate1,408%
  Total Advisory Fees Paid$17,473

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	21.8%
REITs-Shopping Centers	7.0%
REITs-Storage	7.3%
Real Estate Management/Services	7.4%
REITs-Warehouse/Industries	9.6%
REITs-Apartments	10.6%
REITs-Health Care	12.9%
REITs-Diversified	22.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Welltower, Inc.	3.9%
Prologis, Inc.	3.8%
Equinix, Inc.	3.3%
American Tower Corp.	3.0%
Digital Realty Trust, Inc.	2.7%
Simon Property Group, Inc.	2.6%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.1%
Public Storage	2.1%
Ventas, Inc.	2.0%
Total	27.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCRX-033126

Guggenheim Investments

Real Estate Fund

Class H | RYHRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Real Estate Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$163	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Real Estate Fund (Class H)	S&P 500 Index	MSCI U.S. REIT Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,718	$11,717	$10,316
3/31/18	$10,304	$13,357	$9,864
3/31/19	$11,915	$14,625	$11,909
3/31/20	$9,023	$13,605	$9,409
3/31/21	$13,158	$21,271	$12,955
3/31/22	$15,313	$24,599	$16,350
3/31/23	$11,785	$22,698	$13,216
3/31/24	$12,885	$29,480	$14,587
3/31/25	$13,941	$31,913	$16,084
3/31/26	$13,997	$37,594	$17,175

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	0.40%	1.24%	3.42%
S&P 500 Index	17.80%	12.06%	14.16%
MSCI U.S. REIT Index	6.92%	5.80%	5.57%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, retail REITs, and real estate services. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and office REITs. The holdings that contributed the most to performance were Opendoor Technologies, Inc., Welltower, Inc., and Equinix, Inc. Those that detracted the most were CoStar Group, Inc., American Tower Corp, and Alexandria Real Estate Equities, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Real Estate Fund | Class H | RYHRX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,928,140
  Total Number of Portfolio Holdings94
  Portfolio Turnover Rate1,408%
  Total Advisory Fees Paid$17,473

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	21.8%
REITs-Shopping Centers	7.0%
REITs-Storage	7.3%
Real Estate Management/Services	7.4%
REITs-Warehouse/Industries	9.6%
REITs-Apartments	10.6%
REITs-Health Care	12.9%
REITs-Diversified	22.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Welltower, Inc.	3.9%
Prologis, Inc.	3.8%
Equinix, Inc.	3.3%
American Tower Corp.	3.0%
Digital Realty Trust, Inc.	2.7%
Simon Property Group, Inc.	2.6%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.1%
Public Storage	2.1%
Ventas, Inc.	2.0%
Total	27.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHRX-033126

Guggenheim Investments

Retailing Fund

Investor Class | RYRIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Retailing Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$146	1.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Retailing Fund (Investor Class)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,926	$11,717	$11,317
3/31/18	$11,182	$13,357	$13,231
3/31/19	$12,420	$14,625	$14,975
3/31/20	$10,623	$13,605	$13,362
3/31/21	$21,198	$21,271	$22,754
3/31/22	$18,878	$24,599	$24,981
3/31/23	$17,113	$22,698	$20,081
3/31/24	$20,768	$29,480	$25,850
3/31/25	$20,925	$31,913	$27,623
3/31/26	$22,927	$37,594	$30,861

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	9.57%	1.58%	8.65%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were apparel retail, consumer staples merchandise retail, and other specialty retail. Those that detracted the most were other interactive home entertainment, distributors, and home improvement retail. The holdings that contributed the most to performance were Walmart, Inc., Carvana Co.—Class A, and Ross Stores, Inc. Those that detracted the most were Sea Limited Sponsored ADR—Class A, CarMax, Inc., and JD.com, Inc. Sponsored ADR—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Retailing Fund | Investor Class | RYRIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,459,645
  Total Number of Portfolio Holdings63
  Portfolio Turnover Rate252%
  Total Advisory Fees Paid$54,099

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Commercial Services	0.7%
Software	1.1%
Distribution & Wholesale	1.9%
Internet	28.0%
Retail	67.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Amazon.com, Inc.	10.0%
Walmart, Inc.	5.5%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.3%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.0%
Ross Stores, Inc.	2.9%
Carvana Co.	2.9%
MercadoLibre, Inc.	2.7%
Total	43.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRIX-033126

Guggenheim Investments

Retailing Fund

Class A | RYRTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Retailing Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$171	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Retailing Fund (Class A)‡	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$9,433	$11,717	$11,317
3/31/18	$10,604	$13,357	$13,231
3/31/19	$11,749	$14,625	$14,975
3/31/20	$10,026	$13,605	$13,362
3/31/21	$19,960	$21,271	$22,754
3/31/22	$17,730	$24,599	$24,981
3/31/23	$16,032	$22,698	$20,081
3/31/24	$19,404	$29,480	$25,850
3/31/25	$19,502	$31,913	$27,623
3/31/26	$21,316	$37,594	$30,861

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	9.31%	1.32%	8.39%
Class A (with sales charge) ‡	4.12%	0.34%	7.86%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were apparel retail, consumer staples merchandise retail, and other specialty retail. Those that detracted the most were other interactive home entertainment, distributors, and home improvement retail. The holdings that contributed the most to performance were Walmart, Inc., Carvana Co.—Class A, and Ross Stores, Inc. Those that detracted the most were Sea Limited Sponsored ADR—Class A, CarMax, Inc., and JD.com, Inc. Sponsored ADR—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Retailing Fund | Class A | RYRTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,459,645
  Total Number of Portfolio Holdings63
  Portfolio Turnover Rate252%
  Total Advisory Fees Paid$54,099

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Commercial Services	0.7%
Software	1.1%
Distribution & Wholesale	1.9%
Internet	28.0%
Retail	67.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Amazon.com, Inc.	10.0%
Walmart, Inc.	5.5%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.3%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.0%
Ross Stores, Inc.	2.9%
Carvana Co.	2.9%
MercadoLibre, Inc.	2.7%
Total	43.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRTX-033126

Guggenheim Investments

Retailing Fund

Class C | RYRCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Retailing Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$248	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Retailing Fund (Class C)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,824	$11,717	$11,317
3/31/18	$10,960	$13,357	$13,231
3/31/19	$12,052	$14,625	$14,975
3/31/20	$10,207	$13,605	$13,362
3/31/21	$20,159	$21,271	$22,754
3/31/22	$17,773	$24,599	$24,981
3/31/23	$15,949	$22,698	$20,081
3/31/24	$19,157	$29,480	$25,850
3/31/25	$19,109	$31,913	$27,623
3/31/26	$20,730	$37,594	$30,861

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	8.48%	0.56%	7.56%
Class C (with CDSC) ‡	7.48%	0.56%	7.56%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were apparel retail, consumer staples merchandise retail, and other specialty retail. Those that detracted the most were other interactive home entertainment, distributors, and home improvement retail. The holdings that contributed the most to performance were Walmart, Inc., Carvana Co.—Class A, and Ross Stores, Inc. Those that detracted the most were Sea Limited Sponsored ADR—Class A, CarMax, Inc., and JD.com, Inc. Sponsored ADR—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Retailing Fund | Class C | RYRCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,459,645
  Total Number of Portfolio Holdings63
  Portfolio Turnover Rate252%
  Total Advisory Fees Paid$54,099

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Commercial Services	0.7%
Software	1.1%
Distribution & Wholesale	1.9%
Internet	28.0%
Retail	67.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Amazon.com, Inc.	10.0%
Walmart, Inc.	5.5%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.3%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.0%
Ross Stores, Inc.	2.9%
Carvana Co.	2.9%
MercadoLibre, Inc.	2.7%
Total	43.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRCX-033126

Guggenheim Investments

Retailing Fund

Class H | RYRAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Retailing Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$172	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Retailing Fund (Class H)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,904	$11,717	$11,317
3/31/18	$11,133	$13,357	$13,231
3/31/19	$12,337	$14,625	$14,975
3/31/20	$10,527	$13,605	$13,362
3/31/21	$20,950	$21,271	$22,754
3/31/22	$18,607	$24,599	$24,981
3/31/23	$16,820	$22,698	$20,081
3/31/24	$20,360	$29,480	$25,850
3/31/25	$20,461	$31,913	$27,623
3/31/26	$22,365	$37,594	$30,861

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	9.31%	1.32%	8.38%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were apparel retail, consumer staples merchandise retail, and other specialty retail. Those that detracted the most were other interactive home entertainment, distributors, and home improvement retail. The holdings that contributed the most to performance were Walmart, Inc., Carvana Co.—Class A, and Ross Stores, Inc. Those that detracted the most were Sea Limited Sponsored ADR—Class A, CarMax, Inc., and JD.com, Inc. Sponsored ADR—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Retailing Fund | Class H | RYRAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,459,645
  Total Number of Portfolio Holdings63
  Portfolio Turnover Rate252%
  Total Advisory Fees Paid$54,099

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Commercial Services	0.7%
Software	1.1%
Distribution & Wholesale	1.9%
Internet	28.0%
Retail	67.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Amazon.com, Inc.	10.0%
Walmart, Inc.	5.5%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.3%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.0%
Ross Stores, Inc.	2.9%
Carvana Co.	2.9%
MercadoLibre, Inc.	2.7%
Total	43.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRAX-033126

Guggenheim Investments

Technology Fund

Investor Class | RYTIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Technology Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$160	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Technology Fund (Investor Class)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,463	$11,717	$12,491
3/31/18	$15,842	$13,357	$15,948
3/31/19	$17,909	$14,625	$18,411
3/31/20	$17,719	$13,605	$20,331
3/31/21	$31,948	$21,271	$33,874
3/31/22	$32,567	$24,599	$40,953
3/31/23	$28,678	$22,698	$39,090
3/31/24	$39,881	$29,480	$57,075
3/31/25	$40,008	$31,913	$60,436
3/31/26	$52,723	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	31.77%	10.54%	18.09%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductor materials & equipment. Those that detracted the most were IT consulting & other services and technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Atlassian Corp.—Class A, Adobe, Inc., and Salesforce, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Technology Fund | Investor Class | RYTIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$44,595,646
  Total Number of Portfolio Holdings142
  Portfolio Turnover Rate120%
  Total Advisory Fees Paid$529,837

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.3%
Investment Companies	1.5%
Electronics	4.1%
Telecommunications	5.3%
Internet	14.6%
Computers	17.0%
Software	25.6%
Semiconductors	29.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.5%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.1%
Microsoft Corp.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.2%
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
Applied Materials, Inc.	1.5%
Total	33.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTIX-033126

Guggenheim Investments

Technology Fund

Class A | RYTHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Technology Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$189	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Technology Fund (Class A)‡	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,845	$11,717	$12,491
3/31/18	$15,017	$13,357	$15,948
3/31/19	$16,935	$14,625	$18,411
3/31/20	$16,712	$13,605	$20,331
3/31/21	$30,059	$21,271	$33,874
3/31/22	$30,565	$24,599	$40,953
3/31/23	$26,848	$22,698	$39,090
3/31/24	$37,244	$29,480	$57,075
3/31/25	$37,269	$31,913	$60,436
3/31/26	$48,991	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	31.44%	10.27%	17.80%
Class A (with sales charge) ‡	25.22%	9.20%	17.22%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductor materials & equipment. Those that detracted the most were IT consulting & other services and technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Atlassian Corp.—Class A, Adobe, Inc., and Salesforce, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Technology Fund | Class A | RYTHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$44,595,646
  Total Number of Portfolio Holdings142
  Portfolio Turnover Rate120%
  Total Advisory Fees Paid$529,837

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.3%
Investment Companies	1.5%
Electronics	4.1%
Telecommunications	5.3%
Internet	14.6%
Computers	17.0%
Software	25.6%
Semiconductors	29.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.5%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.1%
Microsoft Corp.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.2%
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
Applied Materials, Inc.	1.5%
Total	33.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTHX-033126

Guggenheim Investments

Technology Fund

Class C | RYCHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Technology Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$274	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Technology Fund (Class C)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,341	$11,717	$12,491
3/31/18	$15,531	$13,357	$15,948
3/31/19	$17,384	$14,625	$18,411
3/31/20	$17,027	$13,605	$20,331
3/31/21	$30,397	$21,271	$33,874
3/31/22	$30,676	$24,599	$40,953
3/31/23	$26,742	$22,698	$39,090
3/31/24	$36,823	$29,480	$57,075
3/31/25	$36,573	$31,913	$60,436
3/31/26	$47,717	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	30.48%	9.44%	16.91%
Class C (with CDSC) ‡	29.48%	9.44%	16.91%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductor materials & equipment. Those that detracted the most were IT consulting & other services and technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Atlassian Corp.—Class A, Adobe, Inc., and Salesforce, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Technology Fund | Class C | RYCHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$44,595,646
  Total Number of Portfolio Holdings142
  Portfolio Turnover Rate120%
  Total Advisory Fees Paid$529,837

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.3%
Investment Companies	1.5%
Electronics	4.1%
Telecommunications	5.3%
Internet	14.6%
Computers	17.0%
Software	25.6%
Semiconductors	29.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.5%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.1%
Microsoft Corp.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.2%
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
Applied Materials, Inc.	1.5%
Total	33.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCHX-033126

Guggenheim Investments

Technology Fund

Class H | RYTAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Technology Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$189	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Technology Fund (Class H)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,432	$11,717	$12,491
3/31/18	$15,761	$13,357	$15,948
3/31/19	$17,772	$14,625	$18,411
3/31/20	$17,541	$13,605	$20,331
3/31/21	$31,548	$21,271	$33,874
3/31/22	$32,077	$24,599	$40,953
3/31/23	$28,174	$22,698	$39,090
3/31/24	$39,082	$29,480	$57,075
3/31/25	$39,107	$31,913	$60,436
3/31/26	$51,408	$37,594	$77,992

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	31.45%	10.26%	17.79%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductor materials & equipment. Those that detracted the most were IT consulting & other services and technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Atlassian Corp.—Class A, Adobe, Inc., and Salesforce, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Technology Fund | Class H | RYTAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$44,595,646
  Total Number of Portfolio Holdings142
  Portfolio Turnover Rate120%
  Total Advisory Fees Paid$529,837

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.3%
Investment Companies	1.5%
Electronics	4.1%
Telecommunications	5.3%
Internet	14.6%
Computers	17.0%
Software	25.6%
Semiconductors	29.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.5%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.1%
Microsoft Corp.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.2%
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
Applied Materials, Inc.	1.5%
Total	33.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTAX-033126

Guggenheim Investments

Telecommunications Fund

Investor Class | RYMIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Telecommunications Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$173	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Telecommunications Fund (Investor Class)	S&P 500 Index	S&P 500 Telecommunications Services Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,421	$11,717	$9,718
3/31/18	$11,802	$13,357	$8,789
3/31/19	$12,453	$14,625	$9,047
3/31/20	$11,116	$13,605	$8,354
3/31/21	$14,734	$21,271	$9,196
3/31/22	$14,091	$24,599	$7,885
3/31/23	$11,995	$22,698	$7,150
3/31/24	$11,886	$29,480	$7,374
3/31/25	$14,191	$31,913	$10,111
3/31/26	$21,446	$37,594	$9,830

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	51.13%	7.80%	7.93%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Telecommunications Services Index	-2.79%	1.34%	-0.17%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. There were no industries that detracted from performance. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Ciena Corp., and EchoStar Corp.—Class A. Those that detracted the most were Charter Communication, Inc.,—Class A, T-Mobile US, Inc., and Cogent Communications Holdings, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Telecommunications Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Telecommunications Fund | Investor Class | RYMIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,315,350
  Total Number of Portfolio Holdings49
  Portfolio Turnover Rate333%
  Total Advisory Fees Paid$62,795

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Aerospace & Defense	1.1%
Electronics	1.5%
Computers	5.2%
Internet	5.4%
Media	11.0%
Telecommunications	75.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Cisco Systems, Inc.	7.7%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.1%
Comcast Corp. — Class A	4.6%
T-Mobile US, Inc.	4.5%
Ciena Corp.	4.4%
Lumentum Holdings, Inc.	4.3%
Motorola Solutions, Inc.	4.0%
EchoStar Corp. — Class A	3.5%
Total	51.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMIX-033126

Guggenheim Investments

Telecommunications Fund

Class A | RYTLX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Telecommunications Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$204	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Telecommunications Fund (Class A)‡	S&P 500 Index	S&P 500 Telecommunications Services Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,847	$11,717	$9,718
3/31/18	$11,181	$13,357	$8,789
3/31/19	$11,771	$14,625	$9,047
3/31/20	$10,482	$13,605	$8,354
3/31/21	$13,857	$21,271	$9,196
3/31/22	$13,221	$24,599	$7,885
3/31/23	$11,222	$22,698	$7,150
3/31/24	$11,100	$29,480	$7,374
3/31/25	$13,222	$31,913	$10,111
3/31/26	$19,925	$37,594	$9,830

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	50.70%	7.53%	7.66%
Class A (with sales charge) ‡	43.55%	6.49%	7.14%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Telecommunications Services Index	-2.79%	1.34%	-0.17%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. There were no industries that detracted from performance. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Ciena Corp., and EchoStar Corp.—Class A. Those that detracted the most were Charter Communication, Inc.,—Class A, T-Mobile US, Inc., and Cogent Communications Holdings, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Telecommunications Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Telecommunications Fund | Class A | RYTLX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,315,350
  Total Number of Portfolio Holdings49
  Portfolio Turnover Rate333%
  Total Advisory Fees Paid$62,795

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Aerospace & Defense	1.1%
Electronics	1.5%
Computers	5.2%
Internet	5.4%
Media	11.0%
Telecommunications	75.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Cisco Systems, Inc.	7.7%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.1%
Comcast Corp. — Class A	4.6%
T-Mobile US, Inc.	4.5%
Ciena Corp.	4.4%
Lumentum Holdings, Inc.	4.3%
Motorola Solutions, Inc.	4.0%
EchoStar Corp. — Class A	3.5%
Total	51.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTLX-033126

Guggenheim Investments

Telecommunications Fund

Class C | RYCSX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Telecommunications Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$298	2.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Telecommunications Fund (Class C)	S&P 500 Index	S&P 500 Telecommunications Services Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,305	$11,717	$9,718
3/31/18	$11,565	$13,357	$8,789
3/31/19	$12,084	$14,625	$9,047
3/31/20	$10,680	$13,605	$8,354
3/31/21	$14,014	$21,271	$9,196
3/31/22	$13,271	$24,599	$7,885
3/31/23	$11,179	$22,698	$7,150
3/31/24	$10,974	$29,480	$7,374
3/31/25	$12,971	$31,913	$10,111
3/31/26	$19,400	$37,594	$9,830

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	49.57%	6.72%	6.85%
Class C (with CDSC) ‡	48.57%	6.72%	6.85%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Telecommunications Services Index	-2.79%	1.34%	-0.17%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. There were no industries that detracted from performance. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Ciena Corp., and EchoStar Corp.—Class A. Those that detracted the most were Charter Communication, Inc.,—Class A, T-Mobile US, Inc., and Cogent Communications Holdings, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Telecommunications Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Telecommunications Fund | Class C | RYCSX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,315,350
  Total Number of Portfolio Holdings49
  Portfolio Turnover Rate333%
  Total Advisory Fees Paid$62,795

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Aerospace & Defense	1.1%
Electronics	1.5%
Computers	5.2%
Internet	5.4%
Media	11.0%
Telecommunications	75.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Cisco Systems, Inc.	7.7%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.1%
Comcast Corp. — Class A	4.6%
T-Mobile US, Inc.	4.5%
Ciena Corp.	4.4%
Lumentum Holdings, Inc.	4.3%
Motorola Solutions, Inc.	4.0%
EchoStar Corp. — Class A	3.5%
Total	51.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCSX-033126

Guggenheim Investments

Telecommunications Fund

Class H | RYMAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Telecommunications Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$204	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Telecommunications Fund (Class H)	S&P 500 Index	S&P 500 Telecommunications Services Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,394	$11,717	$9,718
3/31/18	$11,744	$13,357	$8,789
3/31/19	$12,392	$14,625	$9,047
3/31/20	$11,031	$13,605	$8,354
3/31/21	$14,587	$21,271	$9,196
3/31/22	$13,916	$24,599	$7,885
3/31/23	$11,810	$22,698	$7,150
3/31/24	$11,678	$29,480	$7,374
3/31/25	$13,911	$31,913	$10,111
3/31/26	$20,964	$37,594	$9,830

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	50.70%	7.52%	7.68%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Telecommunications Services Index	-2.79%	1.34%	-0.17%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. There were no industries that detracted from performance. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Ciena Corp., and EchoStar Corp.—Class A. Those that detracted the most were Charter Communication, Inc.,—Class A, T-Mobile US, Inc., and Cogent Communications Holdings, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Telecommunications Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Telecommunications Fund | Class H | RYMAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,315,350
  Total Number of Portfolio Holdings49
  Portfolio Turnover Rate333%
  Total Advisory Fees Paid$62,795

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Aerospace & Defense	1.1%
Electronics	1.5%
Computers	5.2%
Internet	5.4%
Media	11.0%
Telecommunications	75.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Cisco Systems, Inc.	7.7%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.1%
Comcast Corp. — Class A	4.6%
T-Mobile US, Inc.	4.5%
Ciena Corp.	4.4%
Lumentum Holdings, Inc.	4.3%
Motorola Solutions, Inc.	4.0%
EchoStar Corp. — Class A	3.5%
Total	51.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMAX-033126

Guggenheim Investments

Transportation Fund

Investor Class | RYPIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Transportation Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$154	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Transportation Fund (Investor Class)	S&P 500 Index	S&P 500 Industrials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,614	$11,717	$11,838
3/31/18	$13,086	$13,357	$13,489
3/31/19	$12,258	$14,625	$13,925
3/31/20	$9,489	$13,605	$11,214
3/31/21	$21,389	$21,271	$19,020
3/31/22	$21,237	$24,599	$20,188
3/31/23	$17,330	$22,698	$20,222
3/31/24	$18,975	$29,480	$25,622
3/31/25	$17,009	$31,913	$27,069
3/31/26	$21,048	$37,594	$33,882

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	23.74%	-0.32%	7.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Industrials Index	25.17%	12.24%	12.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, and automotive parts & equipment. Those that detracted the most were tires & rubber and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., General Motors Co., and Delta Air Lines, Inc. Those that detracted the most were Mobileye Global, Inc.—Class A, Luci Group, Inc., and Li Auto, Inc. Sponsored ADR—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Transportation Fund | Investor Class | RYPIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,346,556
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate372%
  Total Advisory Fees Paid$52,062

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.4%
Commercial Services	0.9%
Leisure Time	1.2%
Internet	6.2%
Airlines	11.5%
Auto Parts & Equipment	12.3%
Auto Manufacturers	25.7%
Transportation	40.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Tesla, Inc.	11.8%
Uber Technologies, Inc.	4.1%
Union Pacific Corp.	4.1%
United Parcel Service, Inc. — Class B	3.2%
CSX Corp.	3.1%
FedEx Corp.	3.0%
General Motors Co.	2.8%
Norfolk Southern Corp.	2.7%
Delta Air Lines, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.3%
Total	39.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYPIX-033126

Guggenheim Investments

Transportation Fund

Class A | RYTSX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Transportation Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$183	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Transportation Fund (Class A)‡	S&P 500 Index	S&P 500 Industrials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,036	$11,717	$11,838
3/31/18	$12,403	$13,357	$13,489
3/31/19	$11,588	$14,625	$13,925
3/31/20	$8,948	$13,605	$11,214
3/31/21	$20,116	$21,271	$19,020
3/31/22	$19,925	$24,599	$20,188
3/31/23	$16,219	$22,698	$20,222
3/31/24	$17,716	$29,480	$25,622
3/31/25	$15,839	$31,913	$27,069
3/31/26	$19,551	$37,594	$33,882

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	23.43%	-0.57%	7.46%
Class A (with sales charge) ‡	17.57%	-1.53%	6.93%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Industrials Index	25.17%	12.24%	12.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, and automotive parts & equipment. Those that detracted the most were tires & rubber and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., General Motors Co., and Delta Air Lines, Inc. Those that detracted the most were Mobileye Global, Inc.—Class A, Luci Group, Inc., and Li Auto, Inc. Sponsored ADR—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Transportation Fund | Class A | RYTSX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,346,556
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate372%
  Total Advisory Fees Paid$52,062

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.4%
Commercial Services	0.9%
Leisure Time	1.2%
Internet	6.2%
Airlines	11.5%
Auto Parts & Equipment	12.3%
Auto Manufacturers	25.7%
Transportation	40.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Tesla, Inc.	11.8%
Uber Technologies, Inc.	4.1%
Union Pacific Corp.	4.1%
United Parcel Service, Inc. — Class B	3.2%
CSX Corp.	3.1%
FedEx Corp.	3.0%
General Motors Co.	2.8%
Norfolk Southern Corp.	2.7%
Delta Air Lines, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.3%
Total	39.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTSX-033126

Guggenheim Investments

Transportation Fund

Class C | RYCNX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Transportation Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$266	2.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Transportation Fund (Class C)	S&P 500 Index	S&P 500 Industrials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,500	$11,717	$11,838
3/31/18	$12,829	$13,357	$13,489
3/31/19	$11,896	$14,625	$13,925
3/31/20	$9,115	$13,605	$11,214
3/31/21	$20,344	$21,271	$19,020
3/31/22	$20,002	$24,599	$20,188
3/31/23	$16,159	$22,698	$20,222
3/31/24	$17,515	$29,480	$25,622
3/31/25	$15,546	$31,913	$27,069
3/31/26	$19,046	$37,594	$33,882

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	22.51%	-1.31%	6.66%
Class C (with CDSC) ‡	21.51%	-1.31%	6.66%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Industrials Index	25.17%	12.24%	12.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, and automotive parts & equipment. Those that detracted the most were tires & rubber and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., General Motors Co., and Delta Air Lines, Inc. Those that detracted the most were Mobileye Global, Inc.—Class A, Luci Group, Inc., and Li Auto, Inc. Sponsored ADR—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Transportation Fund | Class C | RYCNX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,346,556
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate372%
  Total Advisory Fees Paid$52,062

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.4%
Commercial Services	0.9%
Leisure Time	1.2%
Internet	6.2%
Airlines	11.5%
Auto Parts & Equipment	12.3%
Auto Manufacturers	25.7%
Transportation	40.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Tesla, Inc.	11.8%
Uber Technologies, Inc.	4.1%
Union Pacific Corp.	4.1%
United Parcel Service, Inc. — Class B	3.2%
CSX Corp.	3.1%
FedEx Corp.	3.0%
General Motors Co.	2.8%
Norfolk Southern Corp.	2.7%
Delta Air Lines, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.3%
Total	39.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCNX-033126

Guggenheim Investments

Transportation Fund

Class H | RYPAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Transportation Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$182	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Transportation Fund (Class H)	S&P 500 Index	S&P 500 Industrials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,588	$11,717	$11,838
3/31/18	$13,017	$13,357	$13,489
3/31/19	$12,157	$14,625	$13,925
3/31/20	$9,387	$13,605	$11,214
3/31/21	$21,109	$21,271	$19,020
3/31/22	$20,910	$24,599	$20,188
3/31/23	$17,020	$22,698	$20,222
3/31/24	$18,593	$29,480	$25,622
3/31/25	$16,623	$31,913	$27,069
3/31/26	$20,519	$37,594	$33,882

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	23.44%	-0.57%	7.45%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Industrials Index	25.17%	12.24%	12.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, and automotive parts & equipment. Those that detracted the most were tires & rubber and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., General Motors Co., and Delta Air Lines, Inc. Those that detracted the most were Mobileye Global, Inc.—Class A, Luci Group, Inc., and Li Auto, Inc. Sponsored ADR—Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Transportation Fund | Class H | RYPAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,346,556
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate372%
  Total Advisory Fees Paid$52,062

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.4%
Commercial Services	0.9%
Leisure Time	1.2%
Internet	6.2%
Airlines	11.5%
Auto Parts & Equipment	12.3%
Auto Manufacturers	25.7%
Transportation	40.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Tesla, Inc.	11.8%
Uber Technologies, Inc.	4.1%
Union Pacific Corp.	4.1%
United Parcel Service, Inc. — Class B	3.2%
CSX Corp.	3.1%
FedEx Corp.	3.0%
General Motors Co.	2.8%
Norfolk Southern Corp.	2.7%
Delta Air Lines, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.3%
Total	39.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYPAX-033126

Guggenheim Investments

Utilities Fund

Investor Class | RYUIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Utilities Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$151	1.37%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Utilities Fund (Investor Class)	S&P 500 Index	S&P 500 Utilities Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,804	$11,717	$10,706
3/31/18	$10,990	$13,357	$10,909
3/31/19	$13,017	$14,625	$13,018
3/31/20	$11,880	$13,605	$12,835
3/31/21	$13,920	$21,271	$15,328
3/31/22	$16,221	$24,599	$18,383
3/31/23	$15,273	$22,698	$17,242
3/31/24	$15,252	$29,480	$17,314
3/31/25	$18,568	$31,913	$21,447
3/31/26	$22,306	$37,594	$25,676

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	20.13%	9.89%	8.35%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Utilities Index	19.78%	10.88%	9.89%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. The industry that detracted the most was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., NextEra Energy, Inc. and NRG Energy, Inc. Those that detracted the most were American Water Works Co., Inc., Sunnova Energy International, Inc., and MGE Energy, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Utilities Fund | Investor Class | RYUIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$30,117,173
  Total Number of Portfolio Holdings53
  Portfolio Turnover Rate346%
  Total Advisory Fees Paid$189,351

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Water	4.0%
Gas	7.1%
Electric	88.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NextEra Energy, Inc.	5.6%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
Constellation Energy Corp.	3.6%
American Electric Power Company, Inc.	3.3%
Sempra	3.2%
Entergy Corp.	2.9%
Dominion Energy, Inc.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.8%
Total	35.2%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYUIX-033126

Guggenheim Investments

Utilities Fund

Class A | RYUTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Utilities Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$179	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Utilities Fund (Class A)‡	S&P 500 Index	S&P 500 Utilities Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,263	$11,717	$10,706
3/31/18	$10,411	$13,357	$10,909
3/31/19	$12,302	$14,625	$13,018
3/31/20	$11,199	$13,605	$12,835
3/31/21	$13,093	$21,271	$15,328
3/31/22	$15,219	$24,599	$18,383
3/31/23	$14,292	$22,698	$17,242
3/31/24	$14,235	$29,480	$17,314
3/31/25	$17,288	$31,913	$21,447
3/31/26	$20,712	$37,594	$25,676

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	19.81%	9.61%	8.08%
Class A (with sales charge) ‡	14.11%	8.54%	7.55%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Utilities Index	19.78%	10.88%	9.89%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. The industry that detracted the most was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., NextEra Energy, Inc. and NRG Energy, Inc. Those that detracted the most were American Water Works Co., Inc., Sunnova Energy International, Inc., and MGE Energy, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Utilities Fund | Class A | RYUTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$30,117,173
  Total Number of Portfolio Holdings53
  Portfolio Turnover Rate346%
  Total Advisory Fees Paid$189,351

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Water	4.0%
Gas	7.1%
Electric	88.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NextEra Energy, Inc.	5.6%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
Constellation Energy Corp.	3.6%
American Electric Power Company, Inc.	3.3%
Sempra	3.2%
Entergy Corp.	2.9%
Dominion Energy, Inc.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.8%
Total	35.2%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYUTX-033126

Guggenheim Investments

Utilities Fund

Class C | RYCUX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Utilities Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$261	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Utilities Fund (Class C)	S&P 500 Index	S&P 500 Utilities Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,697	$11,717	$10,706
3/31/18	$10,771	$13,357	$10,909
3/31/19	$12,633	$14,625	$13,018
3/31/20	$11,413	$13,605	$12,835
3/31/21	$13,241	$21,271	$15,328
3/31/22	$15,276	$24,599	$18,383
3/31/23	$14,239	$22,698	$17,242
3/31/24	$14,078	$29,480	$17,314
3/31/25	$16,965	$31,913	$21,447
3/31/26	$20,180	$37,594	$25,676

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	18.95%	8.79%	7.27%
Class C (with CDSC) ‡	17.95%	8.79%	7.27%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Utilities Index	19.78%	10.88%	9.89%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. The industry that detracted the most was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., NextEra Energy, Inc. and NRG Energy, Inc. Those that detracted the most were American Water Works Co., Inc., Sunnova Energy International, Inc., and MGE Energy, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Utilities Fund | Class C | RYCUX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$30,117,173
  Total Number of Portfolio Holdings53
  Portfolio Turnover Rate346%
  Total Advisory Fees Paid$189,351

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Water	4.0%
Gas	7.1%
Electric	88.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NextEra Energy, Inc.	5.6%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
Constellation Energy Corp.	3.6%
American Electric Power Company, Inc.	3.3%
Sempra	3.2%
Entergy Corp.	2.9%
Dominion Energy, Inc.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.8%
Total	35.2%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCUX-033126

Guggenheim Investments

Utilities Fund

Class H | RYAUX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Utilities Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$179	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Utilities Fund (Class H)	S&P 500 Index	S&P 500 Utilities Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,780	$11,717	$10,706
3/31/18	$10,936	$13,357	$10,909
3/31/19	$12,919	$14,625	$13,018
3/31/20	$11,760	$13,605	$12,835
3/31/21	$13,750	$21,271	$15,328
3/31/22	$15,981	$24,599	$18,383
3/31/23	$15,007	$22,698	$17,242
3/31/24	$14,949	$29,480	$17,314
3/31/25	$18,151	$31,913	$21,447
3/31/26	$21,752	$37,594	$25,676

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	19.84%	9.61%	8.08%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Utilities Index	19.78%	10.88%	9.89%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. The industry that detracted the most was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., NextEra Energy, Inc. and NRG Energy, Inc. Those that detracted the most were American Water Works Co., Inc., Sunnova Energy International, Inc., and MGE Energy, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Utilities Fund | Class H | RYAUX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$30,117,173
  Total Number of Portfolio Holdings53
  Portfolio Turnover Rate346%
  Total Advisory Fees Paid$189,351

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Water	4.0%
Gas	7.1%
Electric	88.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NextEra Energy, Inc.	5.6%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
Constellation Energy Corp.	3.6%
American Electric Power Company, Inc.	3.3%
Sempra	3.2%
Entergy Corp.	2.9%
Dominion Energy, Inc.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.8%
Total	35.2%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAUX-033126

Guggenheim Investments

Dow Jones Industrial Average® Fund

Class A | RYDAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.58%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Dow Jones Industrial Average® Fund (Class A)‡	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,249	$11,717	$11,991
3/31/18	$13,224	$13,357	$14,316
3/31/19	$14,302	$14,625	$15,760
3/31/20	$12,102	$13,605	$13,651
3/31/21	$18,348	$21,271	$20,992
3/31/22	$19,308	$24,599	$22,484
3/31/23	$18,555	$22,698	$22,039
3/31/24	$22,306	$29,480	$26,927
3/31/25	$23,561	$31,913	$28,919
3/31/26	$25,999	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	10.35%	7.22%	10.56%
Class A (with sales charge) ‡	5.12%	6.18%	10.03%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and Nvidia Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Dow Jones Industrial Average® Fund | Class A | RYDAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$19,647,863
  Total Number of Portfolio Holdings38
  Portfolio Turnover Rate145%
  Total Advisory Fees Paid$146,638

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.5%
Communications	5.2%
OTC Equity Index Swap Agreements	9.0%
Consumer, Cyclical	9.7%
Consumer, Non-cyclical	14.4%
Technology	14.6%
Industrial	15.3%
Financial	24.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	10.1%
Caterpillar, Inc.	8.5%
Microsoft Corp.	4.4%
Amgen, Inc.	4.2%
Home Depot, Inc.	3.9%
Sherwin-Williams Co.	3.8%
McDonald's Corp.	3.7%
American Express Co.	3.6%
Visa, Inc. — Class A	3.6%
JPMorgan Chase & Co.	3.5%
Total	49.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYDAX-033126

Guggenheim Investments

Dow Jones Industrial Average® Fund

Class C | RYDKX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$244	2.33%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Dow Jones Industrial Average® Fund (Class C)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,721	$11,717	$11,991
3/31/18	$13,674	$13,357	$14,316
3/31/19	$14,683	$14,625	$15,760
3/31/20	$12,329	$13,605	$13,651
3/31/21	$18,558	$21,271	$20,992
3/31/22	$19,380	$24,599	$22,484
3/31/23	$18,487	$22,698	$22,039
3/31/24	$22,060	$29,480	$26,927
3/31/25	$23,126	$31,913	$28,919
3/31/26	$25,330	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	9.52%	6.42%	9.74%
Class C (with CDSC) ‡	8.52%	6.42%	9.74%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and Nvidia Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Dow Jones Industrial Average® Fund | Class C | RYDKX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$19,647,863
  Total Number of Portfolio Holdings38
  Portfolio Turnover Rate145%
  Total Advisory Fees Paid$146,638

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.5%
Communications	5.2%
OTC Equity Index Swap Agreements	9.0%
Consumer, Cyclical	9.7%
Consumer, Non-cyclical	14.4%
Technology	14.6%
Industrial	15.3%
Financial	24.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	10.1%
Caterpillar, Inc.	8.5%
Microsoft Corp.	4.4%
Amgen, Inc.	4.2%
Home Depot, Inc.	3.9%
Sherwin-Williams Co.	3.8%
McDonald's Corp.	3.7%
American Express Co.	3.6%
Visa, Inc. — Class A	3.6%
JPMorgan Chase & Co.	3.5%
Total	49.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYDKX-033126

Guggenheim Investments

Dow Jones Industrial Average® Fund

Class H | RYDHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.58%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Dow Jones Industrial Average® Fund (Class H)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,820	$11,717	$11,991
3/31/18	$13,893	$13,357	$14,316
3/31/19	$15,027	$14,625	$15,760
3/31/20	$12,713	$13,605	$13,651
3/31/21	$19,278	$21,271	$20,992
3/31/22	$20,286	$24,599	$22,484
3/31/23	$19,499	$22,698	$22,039
3/31/24	$23,440	$29,480	$26,927
3/31/25	$24,755	$31,913	$28,919
3/31/26	$27,317	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	10.35%	7.22%	10.57%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and Nvidia Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Dow Jones Industrial Average® Fund | Class H | RYDHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$19,647,863
  Total Number of Portfolio Holdings38
  Portfolio Turnover Rate145%
  Total Advisory Fees Paid$146,638

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.5%
Communications	5.2%
OTC Equity Index Swap Agreements	9.0%
Consumer, Cyclical	9.7%
Consumer, Non-cyclical	14.4%
Technology	14.6%
Industrial	15.3%
Financial	24.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	10.1%
Caterpillar, Inc.	8.5%
Microsoft Corp.	4.4%
Amgen, Inc.	4.2%
Home Depot, Inc.	3.9%
Sherwin-Williams Co.	3.8%
McDonald's Corp.	3.7%
American Express Co.	3.6%
Visa, Inc. — Class A	3.6%
JPMorgan Chase & Co.	3.5%
Total	49.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYDHX-033126

Guggenheim Investments

Mid-Cap 1.5x Strategy Fund

Class A | RYAHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$183	1.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Mid-Cap 1.5x Strategy Fund (Class A)‡	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$12,372	$11,717	$12,092
3/31/18	$14,072	$13,357	$13,419
3/31/19	$14,056	$14,625	$13,767
3/31/20	$8,783	$13,605	$10,668
3/31/21	$20,763	$21,271	$19,571
3/31/22	$21,487	$24,599	$20,469
3/31/23	$18,759	$22,698	$19,420
3/31/24	$24,415	$29,480	$23,951
3/31/25	$22,213	$31,913	$23,303
3/31/26	$26,671	$37,594	$27,346

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	20.07%	5.13%	10.85%
Class A (with sales charge) ‡	14.38%	4.12%	10.31%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Mid-Cap 1.5x Strategy Fund | Class A | RYAHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,296,433
  Total Number of Portfolio Holdings409
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$95,317

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	11.6%
Technology	6.5%
Consumer, Cyclical	9.8%
Consumer, Non-cyclical	11.0%
Financial	15.4%
Industrial	18.6%
OTC Equity Index Swap Agreements	35.5%
Equity Futures Contracts Purchased	41.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
TechnipFMC plc	0.6%
Casey's General Stores, Inc.	0.6%
United Therapeutics Corp.	0.6%
Curtiss-Wright Corp.	0.6%
Flex Ltd.	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
Royal Gold, Inc.	0.5%
Total	13.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAHX-033126

Guggenheim Investments

Mid-Cap 1.5x Strategy Fund

Class C | RYDCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$263	2.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Mid-Cap 1.5x Strategy Fund (Class C)	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,894	$11,717	$12,092
3/31/18	$14,556	$13,357	$13,419
3/31/19	$14,431	$14,625	$13,767
3/31/20	$8,950	$13,605	$10,668
3/31/21	$21,003	$21,271	$19,571
3/31/22	$21,572	$24,599	$20,469
3/31/23	$18,689	$22,698	$19,420
3/31/24	$24,148	$29,480	$23,951
3/31/25	$21,805	$31,913	$23,303
3/31/26	$25,985	$37,594	$27,346

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	19.17%	4.35%	10.02%
Class C (with CDSC) ‡	18.17%	4.35%	10.02%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Mid-Cap 1.5x Strategy Fund | Class C | RYDCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,296,433
  Total Number of Portfolio Holdings409
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$95,317

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	11.6%
Technology	6.5%
Consumer, Cyclical	9.8%
Consumer, Non-cyclical	11.0%
Financial	15.4%
Industrial	18.6%
OTC Equity Index Swap Agreements	35.5%
Equity Futures Contracts Purchased	41.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
TechnipFMC plc	0.6%
Casey's General Stores, Inc.	0.6%
United Therapeutics Corp.	0.6%
Curtiss-Wright Corp.	0.6%
Flex Ltd.	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
Royal Gold, Inc.	0.5%
Total	13.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYDCX-033126

Guggenheim Investments

Mid-Cap 1.5x Strategy Fund

Class H | RYMDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$182	1.65%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Mid-Cap 1.5x Strategy Fund (Class H)	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,997	$11,717	$12,092
3/31/18	$14,793	$13,357	$13,419
3/31/19	$14,763	$14,625	$13,767
3/31/20	$9,224	$13,605	$10,668
3/31/21	$21,805	$21,271	$19,571
3/31/22	$22,566	$24,599	$20,469
3/31/23	$19,700	$22,698	$19,420
3/31/24	$25,642	$29,480	$23,951
3/31/25	$23,327	$31,913	$23,303
3/31/26	$28,009	$37,594	$27,346

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	20.07%	5.13%	10.85%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Mid-Cap 1.5x Strategy Fund | Class H | RYMDX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,296,433
  Total Number of Portfolio Holdings409
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$95,317

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	11.6%
Technology	6.5%
Consumer, Cyclical	9.8%
Consumer, Non-cyclical	11.0%
Financial	15.4%
Industrial	18.6%
OTC Equity Index Swap Agreements	35.5%
Equity Futures Contracts Purchased	41.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
TechnipFMC plc	0.6%
Casey's General Stores, Inc.	0.6%
United Therapeutics Corp.	0.6%
Curtiss-Wright Corp.	0.6%
Flex Ltd.	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
Royal Gold, Inc.	0.5%
Total	13.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMDX-033126

Guggenheim Investments

Inverse Mid-Cap Strategy Fund

Class A | RYAGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$170	1.80%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Mid-Cap Strategy Fund (Class A)‡	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$7,726	$11,717	$12,092
3/31/18	$6,920	$13,357	$13,419
3/31/19	$6,768	$14,625	$13,767
3/31/20	$7,995	$13,605	$10,668
3/31/21	$4,002	$21,271	$19,571
3/31/22	$3,622	$24,599	$20,469
3/31/23	$3,737	$22,698	$19,420
3/31/24	$3,240	$29,480	$23,951
3/31/25	$3,536	$31,913	$23,303
3/31/26	$3,132	$37,594	$27,346

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-11.44%	-4.78%	-10.53%
Class A (with sales charge) ‡	-15.63%	-5.71%	-10.96%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of 98% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse Mid-Cap Strategy Fund | Class A | RYAGX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$231,901
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$38,465

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-100.8%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	15.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.6%
Total	28.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAGX-033126

Guggenheim Investments

Inverse Mid-Cap Strategy Fund

Class C | RYCLX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$221	2.34%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Mid-Cap Strategy Fund (Class C)	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,049	$11,717	$12,092
3/31/18	$7,150	$13,357	$13,419
3/31/19	$6,956	$14,625	$13,767
3/31/20	$8,123	$13,605	$10,668
3/31/21	$4,055	$21,271	$19,571
3/31/22	$3,648	$24,599	$20,469
3/31/23	$3,761	$22,698	$19,420
3/31/24	$3,282	$29,480	$23,951
3/31/25	$3,618	$31,913	$23,303
3/31/26	$3,205	$37,594	$27,346

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-11.43%	-4.60%	-10.76%
Class C (with CDSC) ‡	-12.09%	-4.60%	-10.76%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of 98% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse Mid-Cap Strategy Fund | Class C | RYCLX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$231,901
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$38,465

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-100.8%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	15.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.6%
Total	28.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCLX-033126

Guggenheim Investments

Inverse Mid-Cap Strategy Fund

Class H | RYMHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$156	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Mid-Cap Strategy Fund (Class H)	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,113	$11,717	$12,092
3/31/18	$7,263	$13,357	$13,419
3/31/19	$7,116	$14,625	$13,767
3/31/20	$8,405	$13,605	$10,668
3/31/21	$4,207	$21,271	$19,571
3/31/22	$3,808	$24,599	$20,469
3/31/23	$3,929	$22,698	$19,420
3/31/24	$3,407	$29,480	$23,951
3/31/25	$3,711	$31,913	$23,303
3/31/26	$3,380	$37,594	$27,346

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-8.93%	-4.29%	-10.28%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of 98% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse Mid-Cap Strategy Fund | Class H | RYMHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$231,901
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$38,465

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-100.8%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	15.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.6%
Total	28.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMHX-033126

Guggenheim Investments

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class A | RMQAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$157	1.30%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,872	$11,717	$12,277
3/31/18	$19,815	$13,357	$15,026
3/31/19	$23,529	$14,625	$17,033
3/31/20	$24,837	$13,605	$18,229
3/31/21	$65,777	$21,271	$30,786
3/31/22	$81,222	$24,599	$35,139
3/31/23	$56,534	$22,698	$31,502
3/31/24	$99,931	$29,480	$43,992
3/31/25	$103,268	$31,913	$46,824
3/31/26	$145,871	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	41.26%	17.27%	31.38%
Class A (with sales charge) ‡	34.54%	16.13%	30.74%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | RMQAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$814,465,779
  Total Number of Portfolio Holdings116
  Portfolio Turnover Rate695%
  Total Advisory Fees Paid$3,004,184

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.3%
Consumer, Non-cyclical	7.1%
Consumer, Cyclical	9.8%
Communications	20.4%
Technology	37.2%
Equity Futures Contracts Purchased	57.3%
OTC Equity Index Swap Agreements	64.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Tesla, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.7%
Walmart, Inc.	2.7%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Broadcom, Inc.	2.4%
Total	36.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. Effective December 15, 2025, the fund's (Class A shares) annual expense limit was contractually reduced to 1.34% from 1.35%.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RMQAX-033126

Guggenheim Investments

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class C | RMQCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$246	2.05%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,452	$11,717	$12,277
3/31/18	$20,496	$13,357	$15,026
3/31/19	$24,156	$14,625	$17,033
3/31/20	$25,308	$13,605	$18,229
3/31/21	$66,524	$21,271	$30,786
3/31/22	$81,530	$24,599	$35,139
3/31/23	$56,289	$22,698	$31,502
3/31/24	$98,756	$29,480	$43,992
3/31/25	$101,291	$31,913	$46,824
3/31/26	$142,006	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	40.20%	16.38%	30.39%
Class C (with CDSC) ‡	39.22%	16.38%	30.39%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | RMQCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$814,465,779
  Total Number of Portfolio Holdings116
  Portfolio Turnover Rate695%
  Total Advisory Fees Paid$3,004,184

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.3%
Consumer, Non-cyclical	7.1%
Consumer, Cyclical	9.8%
Communications	20.4%
Technology	37.2%
Equity Futures Contracts Purchased	57.3%
OTC Equity Index Swap Agreements	64.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Tesla, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.7%
Walmart, Inc.	2.7%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Broadcom, Inc.	2.4%
Total	36.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. Effective December 15, 2025, the fund's (Class C shares) annual expense limit was contractually reduced to 2.09% from 2.10%.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RMQCX-033126

Guggenheim Investments

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class H | RMQHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$158	1.31%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,564	$11,717	$12,277
3/31/18	$20,803	$13,357	$15,026
3/31/19	$24,700	$14,625	$17,033
3/31/20	$26,061	$13,605	$18,229
3/31/21	$69,014	$21,271	$30,786
3/31/22	$85,205	$24,599	$35,139
3/31/23	$59,267	$22,698	$31,502
3/31/24	$104,746	$29,480	$43,992
3/31/25	$108,224	$31,913	$46,824
3/31/26	$152,845	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	41.23%	17.24%	31.35%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | RMQHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$814,465,779
  Total Number of Portfolio Holdings116
  Portfolio Turnover Rate695%
  Total Advisory Fees Paid$3,004,184

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.3%
Consumer, Non-cyclical	7.1%
Consumer, Cyclical	9.8%
Communications	20.4%
Technology	37.2%
Equity Futures Contracts Purchased	57.3%
OTC Equity Index Swap Agreements	64.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Tesla, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.7%
Walmart, Inc.	2.7%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Broadcom, Inc.	2.4%
Total	36.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. Effective December 15, 2025, the fund's (Class H shares) annual expense limit was contractually reduced to 1.34% from 1.35%.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RMQHX-033126

Guggenheim Investments

NASDAQ-100® Fund

Investor Class | RYOCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the NASDAQ-100® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$138	1.24%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® Fund (Investor Class)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,121	$11,717	$12,277
3/31/18	$14,637	$13,357	$15,026
3/31/19	$16,362	$14,625	$17,033
3/31/20	$17,246	$13,605	$18,229
3/31/21	$28,763	$21,271	$30,786
3/31/22	$32,413	$24,599	$35,139
3/31/23	$28,666	$22,698	$31,502
3/31/24	$39,562	$29,480	$43,992
3/31/25	$41,598	$31,913	$46,824
3/31/26	$50,936	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	22.45%	12.11%	17.68%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

NASDAQ-100® Fund | Investor Class | RYOCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,846,169,553
  Total Number of Portfolio Holdings112
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$12,805,369

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	9.9%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	11.9%
Communications	24.7%
Technology	45.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.3%
Walmart, Inc.	3.3%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.1%
Broadcom, Inc.	2.9%
Total	44.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYOCX-033126

Guggenheim Investments

NASDAQ-100® Fund

Class A | RYATX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the NASDAQ-100® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.49%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,502	$11,717	$12,277
3/31/18	$13,854	$13,357	$15,026
3/31/19	$15,448	$14,625	$17,033
3/31/20	$16,242	$13,605	$18,229
3/31/21	$27,022	$21,271	$30,786
3/31/22	$30,374	$24,599	$35,139
3/31/23	$26,795	$22,698	$31,502
3/31/24	$36,884	$29,480	$43,992
3/31/25	$38,688	$31,913	$46,824
3/31/26	$47,256	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	22.15%	11.83%	17.37%
Class A (with sales charge) ‡	16.34%	10.74%	16.80%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

NASDAQ-100® Fund | Class A | RYATX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,846,169,553
  Total Number of Portfolio Holdings112
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$12,805,369

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	9.9%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	11.9%
Communications	24.7%
Technology	45.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.3%
Walmart, Inc.	3.3%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.1%
Broadcom, Inc.	2.9%
Total	44.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYATX-033126

Guggenheim Investments

NASDAQ-100® Fund

Class C | RYCOX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the NASDAQ-100® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$248	2.24%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,998	$11,717	$12,277
3/31/18	$14,345	$13,357	$15,026
3/31/19	$15,881	$14,625	$17,033
3/31/20	$16,565	$13,605	$18,229
3/31/21	$27,361	$21,271	$30,786
3/31/22	$30,526	$24,599	$35,139
3/31/23	$26,725	$22,698	$31,502
3/31/24	$36,522	$29,480	$43,992
3/31/25	$38,019	$31,913	$46,824
3/31/26	$46,086	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	21.22%	10.99%	16.51%
Class C (with CDSC) ‡	20.22%	10.99%	16.51%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

NASDAQ-100® Fund | Class C | RYCOX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,846,169,553
  Total Number of Portfolio Holdings112
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$12,805,369

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	9.9%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	11.9%
Communications	24.7%
Technology	45.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.3%
Walmart, Inc.	3.3%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.1%
Broadcom, Inc.	2.9%
Total	44.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCOX-033126

Guggenheim Investments

NASDAQ-100® Fund

Class H | RYHOX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the NASDAQ-100® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.49%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,092	$11,717	$12,277
3/31/18	$14,570	$13,357	$15,026
3/31/19	$16,247	$14,625	$17,033
3/31/20	$17,077	$13,605	$18,229
3/31/21	$28,410	$21,271	$30,786
3/31/22	$31,934	$24,599	$35,139
3/31/23	$28,176	$22,698	$31,502
3/31/24	$38,788	$29,480	$43,992
3/31/25	$40,679	$31,913	$46,824
3/31/26	$49,691	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	22.16%	11.83%	17.39%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

NASDAQ-100® Fund | Class H | RYHOX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,846,169,553
  Total Number of Portfolio Holdings112
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$12,805,369

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	9.9%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	11.9%
Communications	24.7%
Technology	45.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.3%
Walmart, Inc.	3.3%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.1%
Broadcom, Inc.	2.9%
Total	44.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHOX-033126

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund

Investor Class | RYAIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$130	1.42%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse NASDAQ-100® Strategy Fund (Investor Class)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,058	$11,717	$12,277
3/31/18	$6,540	$13,357	$15,026
3/31/19	$5,676	$14,625	$17,033
3/31/20	$4,977	$13,605	$18,229
3/31/21	$2,736	$21,271	$30,786
3/31/22	$2,272	$24,599	$35,139
3/31/23	$2,411	$22,698	$31,502
3/31/24	$1,850	$29,480	$43,992
3/31/25	$1,824	$31,913	$46,824
3/31/26	$1,503	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	-17.59%	-11.29%	-17.26%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund | Investor Class | RYAIX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$33,675,037
  Total Number of Portfolio Holdings17
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$167,869

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-60.2%
Equity Futures Contracts Sold Short	-39.8%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.6%
Total	6.2%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAIX-033126

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund

Class A | RYAPX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$153	1.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse NASDAQ-100® Strategy Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$7,664	$11,717	$12,277
3/31/18	$6,206	$13,357	$15,026
3/31/19	$5,372	$14,625	$17,033
3/31/20	$4,699	$13,605	$18,229
3/31/21	$2,576	$21,271	$30,786
3/31/22	$2,133	$24,599	$35,139
3/31/23	$2,259	$22,698	$31,502
3/31/24	$1,728	$29,480	$43,992
3/31/25	$1,700	$31,913	$46,824
3/31/26	$1,398	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-17.79%	-11.51%	-17.46%
Class A (with sales charge) ‡	-21.69%	-12.37%	-17.86%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund | Class A | RYAPX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$33,675,037
  Total Number of Portfolio Holdings17
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$167,869

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-60.2%
Equity Futures Contracts Sold Short	-39.8%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.6%
Total	6.2%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAPX-033126

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund

Class C | RYACX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$220	2.42%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse NASDAQ-100® Strategy Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$7,974	$11,717	$12,277
3/31/18	$6,410	$13,357	$15,026
3/31/19	$5,505	$14,625	$17,033
3/31/20	$4,779	$13,605	$18,229
3/31/21	$2,601	$21,271	$30,786
3/31/22	$2,136	$24,599	$35,139
3/31/23	$2,246	$22,698	$31,502
3/31/24	$1,706	$29,480	$43,992
3/31/25	$1,666	$31,913	$46,824
3/31/26	$1,359	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-18.40%	-12.17%	-18.09%
Class C (with CDSC) ‡	-19.19%	-12.17%	-18.09%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund | Class C | RYACX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$33,675,037
  Total Number of Portfolio Holdings17
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$167,869

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-60.2%
Equity Futures Contracts Sold Short	-39.8%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.6%
Total	6.2%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYACX-033126

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund

Class H | RYALX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$154	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse NASDAQ-100® Strategy Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,035	$11,717	$12,277
3/31/18	$6,505	$13,357	$15,026
3/31/19	$5,629	$14,625	$17,033
3/31/20	$4,924	$13,605	$18,229
3/31/21	$2,698	$21,271	$30,786
3/31/22	$2,235	$24,599	$35,139
3/31/23	$2,365	$22,698	$31,502
3/31/24	$1,811	$29,480	$43,992
3/31/25	$1,781	$31,913	$46,824
3/31/26	$1,465	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-17.78%	-11.50%	-17.48%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund | Class H | RYALX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$33,675,037
  Total Number of Portfolio Holdings17
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$167,869

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-60.2%
Equity Futures Contracts Sold Short	-39.8%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.6%
Total	6.2%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYALX-033126

Guggenheim Investments

Russell 2000® 1.5X Strategy Fund

Class A | RYAKX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® 1.5X Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$195	1.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® 1.5X Strategy Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,147	$11,717	$12,622
3/31/18	$15,142	$13,357	$14,110
3/31/19	$14,938	$14,625	$14,399
3/31/20	$9,195	$13,605	$10,945
3/31/21	$23,838	$21,271	$21,326
3/31/22	$21,014	$24,599	$20,092
3/31/23	$16,478	$22,698	$17,760
3/31/24	$20,444	$29,480	$21,260
3/31/25	$18,143	$31,913	$20,409
3/31/26	$24,055	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	32.58%	0.18%	9.71%
Class A (with sales charge) ‡	26.29%	-0.79%	9.17%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Russell 2000® 1.5X Strategy Fund | Class A | RYAKX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$6,039,307
  Total Number of Portfolio Holdings1,938
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$52,135

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	12.5%
Technology	5.4%
Consumer, Cyclical	6.1%
Industrial	12.2%
Consumer, Non-cyclical	14.6%
Financial	14.8%
OTC Equity Index Swap Agreements	40.3%
Equity Futures Contracts Purchased	43.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.0%
Bloom Energy Corp. — Class A	0.7%
Coeur Mining, Inc.	0.4%
Fabrinet	0.4%
Nextpower, Inc. — Class A	0.4%
EchoStar Corp. — Class A	0.4%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Advanced Energy Industries, Inc.	0.3%
Total	20.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAKX-033126

Guggenheim Investments

Russell 2000® 1.5X Strategy Fund

Class C | RYCMX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® 1.5X Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$279	2.41%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® 1.5X Strategy Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,698	$11,717	$12,622
3/31/18	$15,661	$13,357	$14,110
3/31/19	$15,337	$14,625	$14,399
3/31/20	$9,367	$13,605	$10,945
3/31/21	$24,108	$21,271	$21,326
3/31/22	$21,089	$24,599	$20,092
3/31/23	$16,414	$22,698	$17,760
3/31/24	$20,212	$29,480	$21,260
3/31/25	$17,798	$31,913	$20,409
3/31/26	$23,424	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	31.61%	-0.57%	8.88%
Class C (with CDSC) ‡	30.61%	-0.57%	8.88%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Russell 2000® 1.5X Strategy Fund | Class C | RYCMX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$6,039,307
  Total Number of Portfolio Holdings1,938
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$52,135

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	12.5%
Technology	5.4%
Consumer, Cyclical	6.1%
Industrial	12.2%
Consumer, Non-cyclical	14.6%
Financial	14.8%
OTC Equity Index Swap Agreements	40.3%
Equity Futures Contracts Purchased	43.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.0%
Bloom Energy Corp. — Class A	0.7%
Coeur Mining, Inc.	0.4%
Fabrinet	0.4%
Nextpower, Inc. — Class A	0.4%
EchoStar Corp. — Class A	0.4%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Advanced Energy Industries, Inc.	0.3%
Total	20.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCMX-033126

Guggenheim Investments

Russell 2000® 1.5X Strategy Fund

Class H | RYMKX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® 1.5X Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$195	1.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® 1.5X Strategy Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,780	$11,717	$12,622
3/31/18	$15,843	$13,357	$14,110
3/31/19	$15,633	$14,625	$14,399
3/31/20	$9,621	$13,605	$10,945
3/31/21	$24,944	$21,271	$21,326
3/31/22	$21,986	$24,599	$20,092
3/31/23	$17,241	$22,698	$17,760
3/31/24	$21,390	$29,480	$21,260
3/31/25	$18,982	$31,913	$20,409
3/31/26	$25,169	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	32.60%	0.18%	9.67%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Russell 2000® 1.5X Strategy Fund | Class H | RYMKX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$6,039,307
  Total Number of Portfolio Holdings1,938
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$52,135

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	12.5%
Technology	5.4%
Consumer, Cyclical	6.1%
Industrial	12.2%
Consumer, Non-cyclical	14.6%
Financial	14.8%
OTC Equity Index Swap Agreements	40.3%
Equity Futures Contracts Purchased	43.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.0%
Bloom Energy Corp. — Class A	0.7%
Coeur Mining, Inc.	0.4%
Fabrinet	0.4%
Nextpower, Inc. — Class A	0.4%
EchoStar Corp. — Class A	0.4%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Advanced Energy Industries, Inc.	0.3%
Total	20.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMKX-033126

Guggenheim Investments

Russell 2000® Fund

Class A | RYRRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$181	1.62%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,808	$11,717	$12,622
3/31/18	$12,992	$13,357	$14,110
3/31/19	$13,034	$14,625	$14,399
3/31/20	$9,733	$13,605	$10,945
3/31/21	$18,664	$21,271	$21,326
3/31/22	$17,302	$24,599	$20,092
3/31/23	$15,055	$22,698	$17,760
3/31/24	$17,731	$29,480	$21,260
3/31/25	$16,743	$31,913	$20,409
3/31/26	$20,658	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	23.39%	2.05%	8.05%
Class A (with sales charge) ‡	17.51%	1.06%	7.52%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Russell 2000® Fund | Class A | RYRRX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,817,578
  Total Number of Portfolio Holdings1,943
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$93,091

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	19.0%
Equity Futures Contracts Purchased	3.9%
Industrial	9.6%
Consumer, Non-cyclical	11.5%
Financial	11.7%
OTC Equity Index Swap Agreements	19.7%
Exchange-Traded Funds	24.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	12.3%
iShares Russell 2000 Index ETF	12.3%
Bloom Energy Corp. — Class A	0.5%
Coeur Mining, Inc.	0.3%
Fabrinet	0.3%
Nextpower, Inc. — Class A	0.3%
EchoStar Corp. — Class A	0.3%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.2%
Advanced Energy Industries, Inc.	0.2%
Total	27.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRRX-033126

Guggenheim Investments

Russell 2000® Fund

Class C | RYROX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$265	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,303	$11,717	$12,622
3/31/18	$13,437	$13,357	$14,110
3/31/19	$13,378	$14,625	$14,399
3/31/20	$9,916	$13,605	$10,945
3/31/21	$18,872	$21,271	$21,326
3/31/22	$17,354	$24,599	$20,092
3/31/23	$14,986	$22,698	$17,760
3/31/24	$17,520	$29,480	$21,260
3/31/25	$16,423	$31,913	$20,409
3/31/26	$20,118	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	22.50%	1.29%	7.24%
Class C (with CDSC) ‡	21.50%	1.29%	7.24%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Russell 2000® Fund | Class C | RYROX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,817,578
  Total Number of Portfolio Holdings1,943
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$93,091

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	19.0%
Equity Futures Contracts Purchased	3.9%
Industrial	9.6%
Consumer, Non-cyclical	11.5%
Financial	11.7%
OTC Equity Index Swap Agreements	19.7%
Exchange-Traded Funds	24.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	12.3%
iShares Russell 2000 Index ETF	12.3%
Bloom Energy Corp. — Class A	0.5%
Coeur Mining, Inc.	0.3%
Fabrinet	0.3%
Nextpower, Inc. — Class A	0.3%
EchoStar Corp. — Class A	0.3%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.2%
Advanced Energy Industries, Inc.	0.2%
Total	27.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYROX-033126

Guggenheim Investments

Russell 2000® Fund

Class H | RYRHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$181	1.62%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,395	$11,717	$12,622
3/31/18	$13,639	$13,357	$14,110
3/31/19	$13,682	$14,625	$14,399
3/31/20	$10,221	$13,605	$10,945
3/31/21	$19,598	$21,271	$21,326
3/31/22	$18,168	$24,599	$20,092
3/31/23	$15,809	$22,698	$17,760
3/31/24	$18,619	$29,480	$21,260
3/31/25	$17,583	$31,913	$20,409
3/31/26	$21,705	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	23.44%	2.06%	8.06%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Russell 2000® Fund | Class H | RYRHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,817,578
  Total Number of Portfolio Holdings1,943
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$93,091

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	19.0%
Equity Futures Contracts Purchased	3.9%
Industrial	9.6%
Consumer, Non-cyclical	11.5%
Financial	11.7%
OTC Equity Index Swap Agreements	19.7%
Exchange-Traded Funds	24.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	12.3%
iShares Russell 2000 Index ETF	12.3%
Bloom Energy Corp. — Class A	0.5%
Coeur Mining, Inc.	0.3%
Fabrinet	0.3%
Nextpower, Inc. — Class A	0.3%
EchoStar Corp. — Class A	0.3%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.2%
Advanced Energy Industries, Inc.	0.2%
Total	27.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRHX-033126

Guggenheim Investments

Inverse Russell 2000® Strategy Fund

Class A | RYAFX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$147	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Russell 2000® Strategy Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$7,315	$11,717	$12,622
3/31/18	$6,473	$13,357	$14,110
3/31/19	$6,324	$14,625	$14,399
3/31/20	$7,525	$13,605	$10,945
3/31/21	$3,452	$21,271	$21,326
3/31/22	$3,442	$24,599	$20,092
3/31/23	$3,756	$22,698	$17,760
3/31/24	$3,317	$29,480	$21,260
3/31/25	$3,622	$31,913	$20,409
3/31/26	$2,929	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-19.16%	-3.23%	-11.13%
Class A (with sales charge) ‡	-22.98%	-4.17%	-11.56%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse Russell 2000® Strategy Fund | Class A | RYAFX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,848,848
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$41,289

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-64.6%
Equity Futures Contracts Sold Short	-35.9%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	9.0%
Guggenheim Strategy Fund II	8.9%
Total	17.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAFX-033126

Guggenheim Investments

Inverse Russell 2000® Strategy Fund

Class C | RYCQX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$220	2.43%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Russell 2000® Strategy Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$7,627	$11,717	$12,622
3/31/18	$6,694	$13,357	$14,110
3/31/19	$6,487	$14,625	$14,399
3/31/20	$7,670	$13,605	$10,945
3/31/21	$3,490	$21,271	$21,326
3/31/22	$3,455	$24,599	$20,092
3/31/23	$3,740	$22,698	$17,760
3/31/24	$3,279	$29,480	$21,260
3/31/25	$3,560	$31,913	$20,409
3/31/26	$2,898	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-18.59%	-3.65%	-11.65%
Class C (with CDSC) ‡	-19.34%	-3.65%	-11.65%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse Russell 2000® Strategy Fund | Class C | RYCQX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,848,848
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$41,289

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-64.6%
Equity Futures Contracts Sold Short	-35.9%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	9.0%
Guggenheim Strategy Fund II	8.9%
Total	17.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCQX-033126

Guggenheim Investments

Inverse Russell 2000® Strategy Fund

Class H | RYSHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$150	1.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Russell 2000® Strategy Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$7,684	$11,717	$12,622
3/31/18	$6,799	$13,357	$14,110
3/31/19	$6,646	$14,625	$14,399
3/31/20	$7,914	$13,605	$10,945
3/31/21	$3,630	$21,271	$21,326
3/31/22	$3,620	$24,599	$20,092
3/31/23	$3,949	$22,698	$17,760
3/31/24	$3,487	$29,480	$21,260
3/31/25	$3,809	$31,913	$20,409
3/31/26	$3,088	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-18.92%	-3.18%	-11.09%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse Russell 2000® Strategy Fund | Class H | RYSHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,848,848
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$41,289

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-64.6%
Equity Futures Contracts Sold Short	-35.9%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	9.0%
Guggenheim Strategy Fund II	8.9%
Total	17.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSHX-033126

Guggenheim Investments

Nova Fund

Investor Class | RYNVX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Nova Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$146	1.32%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Nova Fund (Investor Class)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$12,384	$11,717
3/31/18	$14,624	$13,357
3/31/19	$16,137	$14,625
3/31/20	$13,362	$13,605
3/31/21	$25,450	$21,271
3/31/22	$30,751	$24,599
3/31/23	$25,774	$22,698
3/31/24	$36,355	$29,480
3/31/25	$38,977	$31,913
3/31/26	$47,293	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	21.34%	13.19%	16.81%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments

Nova Fund | Investor Class | RYNVX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$207,430,220
  Total Number of Portfolio Holdings515
  Portfolio Turnover Rate583%
  Total Advisory Fees Paid$1,510,118

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Consumer, Cyclical	6.3%
Industrial	6.6%
Financial	10.5%
Consumer, Non-cyclical	10.7%
Communications	12.5%
Equity Futures Contracts Purchased	23.3%
Technology	23.5%
OTC Equity Index Swap Agreements	50.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Amazon.com, Inc.	2.8%
Guggenheim Strategy Fund II	2.7%
Alphabet, Inc. — Class A	2.3%
Guggenheim Strategy Fund III	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. — Class C	1.8%
Total	32.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYNVX-033126

Guggenheim Investments

Nova Fund

Class A | RYANX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Nova Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.56%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Nova Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$11,770	$11,717
3/31/18	$13,850	$13,357
3/31/19	$15,254	$14,625
3/31/20	$12,603	$13,605
3/31/21	$23,945	$21,271
3/31/22	$28,863	$24,599
3/31/23	$24,124	$22,698
3/31/24	$33,956	$29,480
3/31/25	$36,315	$31,913
3/31/26	$43,943	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	21.00%	12.91%	16.52%
Class A (with sales charge) ‡	15.26%	11.82%	15.96%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Nova Fund | Class A | RYANX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$207,430,220
  Total Number of Portfolio Holdings515
  Portfolio Turnover Rate583%
  Total Advisory Fees Paid$1,510,118

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Consumer, Cyclical	6.3%
Industrial	6.6%
Financial	10.5%
Consumer, Non-cyclical	10.7%
Communications	12.5%
Equity Futures Contracts Purchased	23.3%
Technology	23.5%
OTC Equity Index Swap Agreements	50.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Amazon.com, Inc.	2.8%
Guggenheim Strategy Fund II	2.7%
Alphabet, Inc. — Class A	2.3%
Guggenheim Strategy Fund III	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. — Class C	1.8%
Total	32.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYANX-033126

Guggenheim Investments

Nova Fund

Class C | RYNCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Nova Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$255	2.32%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Nova Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$12,260	$11,717
3/31/18	$14,345	$13,357
3/31/19	$15,681	$14,625
3/31/20	$12,855	$13,605
3/31/21	$24,240	$21,271
3/31/22	$29,001	$24,599
3/31/23	$24,060	$22,698
3/31/24	$33,612	$29,480
3/31/25	$35,677	$31,913
3/31/26	$42,849	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	20.10%	12.07%	15.66%
Class C (with CDSC) ‡	19.10%	12.07%	15.66%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Nova Fund | Class C | RYNCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$207,430,220
  Total Number of Portfolio Holdings515
  Portfolio Turnover Rate583%
  Total Advisory Fees Paid$1,510,118

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Consumer, Cyclical	6.3%
Industrial	6.6%
Financial	10.5%
Consumer, Non-cyclical	10.7%
Communications	12.5%
Equity Futures Contracts Purchased	23.3%
Technology	23.5%
OTC Equity Index Swap Agreements	50.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Amazon.com, Inc.	2.8%
Guggenheim Strategy Fund II	2.7%
Alphabet, Inc. — Class A	2.3%
Guggenheim Strategy Fund III	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. — Class C	1.8%
Total	32.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYNCX-033126

Guggenheim Investments

Nova Fund

Class H | RYNHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Nova Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$173	1.57%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Nova Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$12,356	$11,717
3/31/18	$14,566	$13,357
3/31/19	$16,038	$14,625
3/31/20	$13,248	$13,605
3/31/21	$25,176	$21,271
3/31/22	$30,338	$24,599
3/31/23	$25,369	$22,698
3/31/24	$35,701	$29,480
3/31/25	$38,181	$31,913
3/31/26	$46,203	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	21.01%	12.91%	16.54%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments

Nova Fund | Class H | RYNHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$207,430,220
  Total Number of Portfolio Holdings515
  Portfolio Turnover Rate583%
  Total Advisory Fees Paid$1,510,118

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Consumer, Cyclical	6.3%
Industrial	6.6%
Financial	10.5%
Consumer, Non-cyclical	10.7%
Communications	12.5%
Equity Futures Contracts Purchased	23.3%
Technology	23.5%
OTC Equity Index Swap Agreements	50.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Amazon.com, Inc.	2.8%
Guggenheim Strategy Fund II	2.7%
Alphabet, Inc. — Class A	2.3%
Guggenheim Strategy Fund III	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. — Class C	1.8%
Total	32.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYNHX-033126

Guggenheim Investments

S&P 500® Fund

Class A | RYSOX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$10,970	$11,717
3/31/18	$12,304	$13,357
3/31/19	$13,237	$14,625
3/31/20	$12,089	$13,605
3/31/21	$18,574	$21,271
3/31/22	$21,141	$24,599
3/31/23	$19,169	$22,698
3/31/24	$24,482	$29,480
3/31/25	$26,064	$31,913
3/31/26	$30,242	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	16.02%	10.24%	12.25%
Class A (with sales charge) ‡	10.52%	9.17%	11.70%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

S&P 500® Fund | Class A | RYSOX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$139,035,484
  Total Number of Portfolio Holdings511
  Portfolio Turnover Rate143%
  Total Advisory Fees Paid$1,099,417

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.2%
Consumer, Cyclical	7.4%
Industrial	7.7%
OTC Equity Index Swap Agreements	9.3%
Financial	12.3%
Consumer, Non-cyclical	12.6%
Communications	14.7%
Technology	27.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc. — Class A	2.7%
Broadcom, Inc.	2.4%
Alphabet, Inc. — Class C	2.2%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Total	32.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSOX-033126

Guggenheim Investments

S&P 500® Fund

Class C | RYSYX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$253	2.35%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$11,433	$11,717
3/31/18	$12,724	$13,357
3/31/19	$13,587	$14,625
3/31/20	$12,317	$13,605
3/31/21	$18,783	$21,271
3/31/22	$21,224	$24,599
3/31/23	$19,097	$22,698
3/31/24	$24,211	$29,480
3/31/25	$25,582	$31,913
3/31/26	$29,462	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	15.17%	9.42%	11.41%
Class C (with CDSC) ‡	14.17%	9.42%	11.41%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

S&P 500® Fund | Class C | RYSYX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$139,035,484
  Total Number of Portfolio Holdings511
  Portfolio Turnover Rate143%
  Total Advisory Fees Paid$1,099,417

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.2%
Consumer, Cyclical	7.4%
Industrial	7.7%
OTC Equity Index Swap Agreements	9.3%
Financial	12.3%
Consumer, Non-cyclical	12.6%
Communications	14.7%
Technology	27.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc. — Class A	2.7%
Broadcom, Inc.	2.4%
Alphabet, Inc. — Class C	2.2%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Total	32.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSYX-033126

Guggenheim Investments

S&P 500® Fund

Class H | RYSPX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$172	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$11,520	$11,717
3/31/18	$12,919	$13,357
3/31/19	$13,899	$14,625
3/31/20	$12,696	$13,605
3/31/21	$19,506	$21,271
3/31/22	$22,205	$24,599
3/31/23	$20,135	$22,698
3/31/24	$25,715	$29,480
3/31/25	$27,376	$31,913
3/31/26	$31,760	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	16.01%	10.24%	12.25%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments

S&P 500® Fund | Class H | RYSPX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$139,035,484
  Total Number of Portfolio Holdings511
  Portfolio Turnover Rate143%
  Total Advisory Fees Paid$1,099,417

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.2%
Consumer, Cyclical	7.4%
Industrial	7.7%
OTC Equity Index Swap Agreements	9.3%
Financial	12.3%
Consumer, Non-cyclical	12.6%
Communications	14.7%
Technology	27.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc. — Class A	2.7%
Broadcom, Inc.	2.4%
Alphabet, Inc. — Class C	2.2%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Total	32.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSPX-033126

Guggenheim Investments

Inverse S&P 500® Strategy Fund

Investor Class | RYURX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$131	1.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse S&P 500® Strategy Fund (Investor Class)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$8,466	$11,717
3/31/18	$7,432	$13,357
3/31/19	$6,832	$14,625
3/31/20	$6,907	$13,605
3/31/21	$4,198	$21,271
3/31/22	$3,519	$24,599
3/31/23	$3,778	$22,698
3/31/24	$3,166	$29,480
3/31/25	$3,150	$31,913
3/31/26	$2,783	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	-11.64%	-7.89%	-12.01%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments

Inverse S&P 500® Strategy Fund | Investor Class | RYURX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$63,870,998
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$352,027

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-71.1%
Equity Futures Contracts Sold Short	-28.3%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	16.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYURX-033126

Guggenheim Investments

Inverse S&P 500® Strategy Fund

Class A | RYARX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$153	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse S&P 500® Strategy Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$8,046	$11,717
3/31/18	$7,045	$13,357
3/31/19	$6,459	$14,625
3/31/20	$6,514	$13,605
3/31/21	$3,949	$21,271
3/31/22	$3,301	$24,599
3/31/23	$3,535	$22,698
3/31/24	$2,956	$29,480
3/31/25	$2,935	$31,913
3/31/26	$2,587	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-11.86%	-8.11%	-12.22%
Class A (with sales charge) ‡	-16.05%	-9.00%	-12.65%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse S&P 500® Strategy Fund | Class A | RYARX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$63,870,998
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$352,027

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-71.1%
Equity Futures Contracts Sold Short	-28.3%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	16.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYARX-033126

Guggenheim Investments

Inverse S&P 500® Strategy Fund

Class C | RYUCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$223	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse S&P 500® Strategy Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$8,380	$11,717
3/31/18	$7,282	$13,357
3/31/19	$6,627	$14,625
3/31/20	$6,633	$13,605
3/31/21	$3,992	$21,271
3/31/22	$3,312	$24,599
3/31/23	$3,520	$22,698
3/31/24	$2,922	$29,480
3/31/25	$2,878	$31,913
3/31/26	$2,519	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-12.50%	-8.80%	-12.88%
Class C (with CDSC) ‡	-13.34%	-8.80%	-12.88%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse S&P 500® Strategy Fund | Class C | RYUCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$63,870,998
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$352,027

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-71.1%
Equity Futures Contracts Sold Short	-28.3%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	16.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYUCX-033126

Guggenheim Investments

Inverse S&P 500® Strategy Fund

Class H | RYUHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse S&P 500® Strategy Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$8,453	$11,717
3/31/18	$7,402	$13,357
3/31/19	$6,785	$14,625
3/31/20	$6,842	$13,605
3/31/21	$4,148	$21,271
3/31/22	$3,469	$24,599
3/31/23	$3,717	$22,698
3/31/24	$3,109	$29,480
3/31/25	$3,087	$31,913
3/31/26	$2,721	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-11.87%	-8.09%	-12.21%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments

Inverse S&P 500® Strategy Fund | Class H | RYUHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$63,870,998
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$352,027

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-71.1%
Equity Futures Contracts Sold Short	-28.3%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	16.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYUHX-033126

Guggenheim Investments

S&P 500® Pure Growth Fund

Class A | RYLGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$170	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Pure Growth Fund (Class A)‡	S&P 500 Index	S&P 500 Pure Growth Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,653	$11,717	$11,370
3/31/18	$12,932	$13,357	$14,035
3/31/19	$13,562	$14,625	$14,949
3/31/20	$11,696	$13,605	$13,110
3/31/21	$18,937	$21,271	$21,622
3/31/22	$20,932	$24,599	$24,263
3/31/23	$17,259	$22,698	$20,300
3/31/24	$20,915	$29,480	$25,013
3/31/25	$21,582	$31,913	$26,233
3/31/26	$26,086	$37,594	$32,248

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	20.86%	6.62%	10.60%
Class A (with sales charge) ‡	15.12%	5.58%	10.06%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Growth Index	22.93%	8.32%	12.43%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and consumer discretionary. The sectors that detracted were financials, health care, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Sandisk Corp., Palantir Technologies, Inc.—Class A, and GE Vernova, Inc. Those that detracted the most were Trade Desk, Inc.—Class A, Robinhood Markets, Inc.—Class A, and AppLovin Corp.—Class A. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

S&P 500® Pure Growth Fund | Class A | RYLGX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$29,252,764
  Total Number of Portfolio Holdings66
  Portfolio Turnover Rate1,178%
  Total Advisory Fees Paid$250,869

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.5%
Financial	5.6%
Consumer, Non-cyclical	12.3%
Consumer, Cyclical	16.4%
Communications	18.4%
Industrial	18.5%
Technology	23.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Sandisk Corp.	4.0%
Comfort Systems USA, Inc.	3.2%
Ciena Corp.	2.6%
Berkshire Hathaway, Inc. — Class B	2.6%
Howmet Aerospace, Inc.	2.3%
Monolithic Power Systems, Inc.	2.3%
EchoStar Corp. — Class A	2.3%
Vertiv Holdings Co. — Class A	2.2%
KLA Corp.	2.1%
Amphenol Corp. — Class A	2.0%
Total	25.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYLGX-033126

Guggenheim Investments

S&P 500® Pure Growth Fund

Class C | RYGRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$252	2.29%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Pure Growth Fund (Class C)	S&P 500 Index	S&P 500 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,099	$11,717	$11,370
3/31/18	$13,374	$13,357	$14,035
3/31/19	$13,921	$14,625	$14,949
3/31/20	$11,916	$13,605	$13,110
3/31/21	$19,148	$21,271	$21,622
3/31/22	$21,007	$24,599	$24,263
3/31/23	$17,190	$22,698	$20,300
3/31/24	$20,679	$29,480	$25,013
3/31/25	$21,178	$31,913	$26,233
3/31/26	$25,408	$37,594	$32,248

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	19.97%	5.82%	9.77%
Class C (with CDSC) ‡	18.97%	5.82%	9.77%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Growth Index	22.93%	8.32%	12.43%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and consumer discretionary. The sectors that detracted were financials, health care, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Sandisk Corp., Palantir Technologies, Inc.—Class A, and GE Vernova, Inc. Those that detracted the most were Trade Desk, Inc.—Class A, Robinhood Markets, Inc.—Class A, and AppLovin Corp.—Class A. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

S&P 500® Pure Growth Fund | Class C | RYGRX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$29,252,764
  Total Number of Portfolio Holdings66
  Portfolio Turnover Rate1,178%
  Total Advisory Fees Paid$250,869

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.5%
Financial	5.6%
Consumer, Non-cyclical	12.3%
Consumer, Cyclical	16.4%
Communications	18.4%
Industrial	18.5%
Technology	23.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Sandisk Corp.	4.0%
Comfort Systems USA, Inc.	3.2%
Ciena Corp.	2.6%
Berkshire Hathaway, Inc. — Class B	2.6%
Howmet Aerospace, Inc.	2.3%
Monolithic Power Systems, Inc.	2.3%
EchoStar Corp. — Class A	2.3%
Vertiv Holdings Co. — Class A	2.2%
KLA Corp.	2.1%
Amphenol Corp. — Class A	2.0%
Total	25.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYGRX-033126

Guggenheim Investments

S&P 500® Pure Growth Fund

Class H | RYAWX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Pure Growth Fund (Class H)	S&P 500 Index	S&P 500 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,184	$11,717	$11,370
3/31/18	$13,577	$13,357	$14,035
3/31/19	$14,237	$14,625	$14,949
3/31/20	$12,277	$13,605	$13,110
3/31/21	$19,880	$21,271	$21,622
3/31/22	$21,974	$24,599	$24,263
3/31/23	$18,117	$22,698	$20,300
3/31/24	$21,962	$29,480	$25,013
3/31/25	$22,659	$31,913	$26,233
3/31/26	$27,379	$37,594	$32,248

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	20.84%	6.61%	10.60%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Growth Index	22.93%	8.32%	12.43%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and consumer discretionary. The sectors that detracted were financials, health care, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Sandisk Corp., Palantir Technologies, Inc.—Class A, and GE Vernova, Inc. Those that detracted the most were Trade Desk, Inc.—Class A, Robinhood Markets, Inc.—Class A, and AppLovin Corp.—Class A. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

S&P 500® Pure Growth Fund | Class H | RYAWX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$29,252,764
  Total Number of Portfolio Holdings66
  Portfolio Turnover Rate1,178%
  Total Advisory Fees Paid$250,869

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.5%
Financial	5.6%
Consumer, Non-cyclical	12.3%
Consumer, Cyclical	16.4%
Communications	18.4%
Industrial	18.5%
Technology	23.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Sandisk Corp.	4.0%
Comfort Systems USA, Inc.	3.2%
Ciena Corp.	2.6%
Berkshire Hathaway, Inc. — Class B	2.6%
Howmet Aerospace, Inc.	2.3%
Monolithic Power Systems, Inc.	2.3%
EchoStar Corp. — Class A	2.3%
Vertiv Holdings Co. — Class A	2.2%
KLA Corp.	2.1%
Amphenol Corp. — Class A	2.0%
Total	25.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAWX-033126

Guggenheim Investments

S&P 500® Pure Value Fund

Class A | RYLVX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$168	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Pure Value Fund (Class A)‡	S&P 500 Index	S&P 500 Pure Value Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,125	$11,717	$11,896
3/31/18	$12,291	$13,357	$13,335
3/31/19	$12,137	$14,625	$13,384
3/31/20	$7,842	$13,605	$8,743
3/31/21	$14,516	$21,271	$16,595
3/31/22	$16,876	$24,599	$19,638
3/31/23	$15,154	$22,698	$17,957
3/31/24	$17,872	$29,480	$21,517
3/31/25	$18,846	$31,913	$23,044
3/31/26	$22,190	$37,594	$27,527

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	17.74%	8.86%	8.82%
Class A (with sales charge) ‡	12.15%	7.80%	8.30%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Value Index	20.43%	10.49%	10.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, financials, and consumer staples. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Warner Bros Discovery Inc.—Series A, General Motors Co., and Bunge Global SA. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

S&P 500® Pure Value Fund | Class A | RYLVX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$107,754,324
  Total Number of Portfolio Holdings123
  Portfolio Turnover Rate2,128%
  Total Advisory Fees Paid$220,755

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Industrial	5.8%
Communications	6.2%
Basic Materials	10.5%
Consumer, Cyclical	11.4%
Energy	11.7%
Financial	18.6%
Consumer, Non-cyclical	29.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Dow, Inc.	2.8%
Bunge Global S.A.	2.7%
LyondellBasell Industries N.V. — Class A	2.2%
Archer-Daniels-Midland Co.	2.2%
Mosaic Co.	2.0%
Tyson Foods, Inc. — Class A	1.9%
Ford Motor Co.	1.7%
General Motors Co.	1.7%
Cigna Group	1.7%
Target Corp.	1.6%
Total	20.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYLVX-033126

Guggenheim Investments

S&P 500® Pure Value Fund

Class C | RYVVX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$248	2.29%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Pure Value Fund (Class C)	S&P 500 Index	S&P 500 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,594	$11,717	$11,896
3/31/18	$12,713	$13,357	$13,335
3/31/19	$12,460	$14,625	$13,384
3/31/20	$7,991	$13,605	$8,743
3/31/21	$14,681	$21,271	$16,595
3/31/22	$16,942	$24,599	$19,638
3/31/23	$15,097	$22,698	$17,957
3/31/24	$17,673	$29,480	$21,517
3/31/25	$18,498	$31,913	$23,044
3/31/26	$21,618	$37,594	$27,527

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	16.87%	8.05%	8.01%
Class C (with CDSC) ‡	15.87%	8.05%	8.01%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Value Index	20.43%	10.49%	10.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, financials, and consumer staples. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Warner Bros Discovery Inc.—Series A, General Motors Co., and Bunge Global SA. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

S&P 500® Pure Value Fund | Class C | RYVVX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$107,754,324
  Total Number of Portfolio Holdings123
  Portfolio Turnover Rate2,128%
  Total Advisory Fees Paid$220,755

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Industrial	5.8%
Communications	6.2%
Basic Materials	10.5%
Consumer, Cyclical	11.4%
Energy	11.7%
Financial	18.6%
Consumer, Non-cyclical	29.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Dow, Inc.	2.8%
Bunge Global S.A.	2.7%
LyondellBasell Industries N.V. — Class A	2.2%
Archer-Daniels-Midland Co.	2.2%
Mosaic Co.	2.0%
Tyson Foods, Inc. — Class A	1.9%
Ford Motor Co.	1.7%
General Motors Co.	1.7%
Cigna Group	1.7%
Target Corp.	1.6%
Total	20.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYVVX-033126

Guggenheim Investments

S&P 500® Pure Value Fund

Class H | RYZAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$167	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Pure Value Fund (Class H)	S&P 500 Index	S&P 500 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,681	$11,717	$11,896
3/31/18	$12,905	$13,357	$13,335
3/31/19	$12,743	$14,625	$13,384
3/31/20	$8,235	$13,605	$8,743
3/31/21	$15,247	$21,271	$16,595
3/31/22	$17,726	$24,599	$19,638
3/31/23	$15,916	$22,698	$17,957
3/31/24	$18,772	$29,480	$21,517
3/31/25	$19,794	$31,913	$23,044
3/31/26	$23,306	$37,594	$27,527

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	17.74%	8.86%	8.83%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Value Index	20.43%	10.49%	10.66%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, financials, and consumer staples. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Warner Bros Discovery Inc.—Series A, General Motors Co., and Bunge Global SA. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

S&P 500® Pure Value Fund | Class H | RYZAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$107,754,324
  Total Number of Portfolio Holdings123
  Portfolio Turnover Rate2,128%
  Total Advisory Fees Paid$220,755

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Industrial	5.8%
Communications	6.2%
Basic Materials	10.5%
Consumer, Cyclical	11.4%
Energy	11.7%
Financial	18.6%
Consumer, Non-cyclical	29.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Dow, Inc.	2.8%
Bunge Global S.A.	2.7%
LyondellBasell Industries N.V. — Class A	2.2%
Archer-Daniels-Midland Co.	2.2%
Mosaic Co.	2.0%
Tyson Foods, Inc. — Class A	1.9%
Ford Motor Co.	1.7%
General Motors Co.	1.7%
Cigna Group	1.7%
Target Corp.	1.6%
Total	20.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYZAX-033126

Guggenheim Investments

S&P MidCap 400® Pure Growth Fund

Class A | RYMGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P MidCap 400® Pure Growth Fund (Class A)‡	S&P 500 Index	S&P MidCap 400 Pure Growth Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,571	$11,717	$11,263
3/31/18	$12,192	$13,357	$13,191
3/31/19	$11,681	$14,625	$12,842
3/31/20	$8,598	$13,605	$9,562
3/31/21	$16,641	$21,271	$18,841
3/31/22	$15,298	$24,599	$17,569
3/31/23	$13,720	$22,698	$16,007
3/31/24	$18,867	$29,480	$22,409
3/31/25	$16,171	$31,913	$19,525
3/31/26	$20,045	$37,594	$24,581

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	23.96%	3.79%	7.72%
Class A (with sales charge) ‡	18.07%	2.79%	7.20%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Growth Index	25.89%	5.46%	9.42%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials and energy. Those that detracted the most were consumer staples and utilities. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc. Roivant Sciences Ltd., and Carpenter Technology Corp. Those that detracted the most were Sarepta Therapeutcis, Inc., Doximity, Inc.—Class A, and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

S&P MidCap 400® Pure Growth Fund | Class A | RYMGX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$127,295,935
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate1,337%
  Total Advisory Fees Paid$282,927

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.2%
Energy	5.6%
Basic Materials	5.7%
Technology	10.1%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	25..8%
Industrial	31.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
TechnipFMC plc	2.4%
Valaris Ltd.	2.4%
Arrowhead Pharmaceuticals, Inc.	2.2%
Woodward, Inc.	2.1%
MasTec, Inc.	2.0%
Five Below, Inc.	2.0%
InterDigital, Inc.	2.0%
Carpenter Technology Corp.	2.0%
Halozyme Therapeutics, Inc.	1.9%
Sterling Infrastructure, Inc.	1.8%
Total	20.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMGX-033126

Guggenheim Investments

S&P MidCap 400® Pure Growth Fund

Class C | RYCKX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$255	2.29%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P MidCap 400® Pure Growth Fund (Class C)	S&P 500 Index	S&P MidCap 400 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,016	$11,717	$11,263
3/31/18	$12,610	$13,357	$13,191
3/31/19	$11,991	$14,625	$12,842
3/31/20	$8,760	$13,605	$9,562
3/31/21	$16,830	$21,271	$18,841
3/31/22	$15,355	$24,599	$17,569
3/31/23	$13,666	$22,698	$16,007
3/31/24	$18,654	$29,480	$22,409
3/31/25	$15,872	$31,913	$19,525
3/31/26	$19,528	$37,594	$24,581

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	23.07%	3.02%	6.92%
Class C (with CDSC) ‡	22.07%	3.02%	6.92%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Growth Index	25.89%	5.46%	9.42%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials and energy. Those that detracted the most were consumer staples and utilities. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc. Roivant Sciences Ltd., and Carpenter Technology Corp. Those that detracted the most were Sarepta Therapeutcis, Inc., Doximity, Inc.—Class A, and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

S&P MidCap 400® Pure Growth Fund | Class C | RYCKX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$127,295,935
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate1,337%
  Total Advisory Fees Paid$282,927

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.2%
Energy	5.6%
Basic Materials	5.7%
Technology	10.1%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	25.8%
Industrial	31.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
TechnipFMC plc	2.4%
Valaris Ltd.	2.4%
Arrowhead Pharmaceuticals, Inc.	2.2%
Woodward, Inc.	2.1%
MasTec, Inc.	2.0%
Five Below, Inc.	2.0%
InterDigital, Inc.	2.0%
Carpenter Technology Corp.	2.0%
Halozyme Therapeutics, Inc.	1.9%
Sterling Infrastructure, Inc.	1.8%
Total	20.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCKX-033126

Guggenheim Investments

S&P MidCap 400® Pure Growth Fund

Class H | RYBHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$173	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P MidCap 400® Pure Growth Fund (Class H)	S&P 500 Index	S&P MidCap 400 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,099	$11,717	$11,263
3/31/18	$12,799	$13,357	$13,191
3/31/19	$12,263	$14,625	$12,842
3/31/20	$9,028	$13,605	$9,562
3/31/21	$17,472	$21,271	$18,841
3/31/22	$16,058	$24,599	$17,569
3/31/23	$14,401	$22,698	$16,007
3/31/24	$19,792	$29,480	$22,409
3/31/25	$16,969	$31,913	$19,525
3/31/26	$21,048	$37,594	$24,581

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	24.04%	3.79%	7.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Growth Index	25.89%	5.46%	9.42%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials and energy. Those that detracted the most were consumer staples and utilities. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc. Roivant Sciences Ltd., and Carpenter Technology Corp. Those that detracted the most were Sarepta Therapeutcis, Inc., Doximity, Inc.—Class A, and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

S&P MidCap 400® Pure Growth Fund | Class H | RYBHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$127,295,935
  Total Number of Portfolio Holdings97
  Portfolio Turnover Rate1,337%
  Total Advisory Fees Paid$282,927

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.2%
Energy	5.6%
Basic Materials	5.7%
Technology	10.1%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	25.8%
Industrial	31.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
TechnipFMC plc	2.4%
Valaris Ltd.	2.4%
Arrowhead Pharmaceuticals, Inc.	2.2%
Woodward, Inc.	2.1%
MasTec, Inc.	2.0%
Five Below, Inc.	2.0%
InterDigital, Inc.	2.0%
Carpenter Technology Corp.	2.0%
Halozyme Therapeutics, Inc.	1.9%
Sterling Infrastructure, Inc.	1.8%
Total	20.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYBHX-033126

Guggenheim Investments

S&P MidCap 400® Pure Value Fund

Class A | RYMVX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$165	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P MidCap 400® Pure Value Fund (Class A)‡	S&P 500 Index	S&P MidCap 400 Pure Value Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,557	$11,717	$12,400
3/31/18	$12,208	$13,357	$13,320
3/31/19	$12,188	$14,625	$13,557
3/31/20	$7,209	$13,605	$8,199
3/31/21	$16,573	$21,271	$19,383
3/31/22	$17,678	$24,599	$21,063
3/31/23	$17,445	$22,698	$21,227
3/31/24	$22,069	$29,480	$27,346
3/31/25	$21,099	$31,913	$26,649
3/31/26	$24,244	$37,594	$31,146

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	14.91%	7.90%	9.79%
Class A (with sales charge) ‡	9.44%	6.86%	9.26%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Value Index	16.88%	9.95%	12.03%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, consumer discretionary, and information technology. Those that detracted the most were health care, industrials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were PBF Energy, Inc.—Class A, HF Sinclair Corp., and Macy’s, Inc. Those that detracted the most were Concentrix Corp., ManpowerGroup, Inc., and Perrigo Co, Plc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

S&P MidCap 400® Pure Value Fund | Class A | RYMVX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$6,272,909
  Total Number of Portfolio Holdings100
  Portfolio Turnover Rate2,930%
  Total Advisory Fees Paid$80,396

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.4%
Basic Materials	6.9%
Consumer, Non-cyclical	10.1%
Energy	13.7%
Industrial	20.7%
Financial	20.7%
Consumer, Cyclical	23.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
PBF Energy, Inc. — Class A	3.3%
Avnet, Inc.	3.0%
Arrow Electronics, Inc.	2.9%
Olin Corp.	2.4%
HF Sinclair Corp.	2.4%
Lear Corp.	2.2%
Brighthouse Financial, Inc.	2.0%
Chord Energy Corp.	2.0%
Concentrix Corp.	1.9%
TD SYNNEX Corp.	1.9%
Total	24.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMVX-033126

Guggenheim Investments

S&P MidCap 400® Pure Value Fund

Class C | RYMMX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$245	2.29%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P MidCap 400® Pure Value Fund (Class C)	S&P 500 Index	S&P MidCap 400 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,046	$11,717	$12,400
3/31/18	$12,627	$13,357	$13,320
3/31/19	$12,516	$14,625	$13,557
3/31/20	$7,345	$13,605	$8,199
3/31/21	$16,764	$21,271	$19,383
3/31/22	$17,748	$24,599	$21,063
3/31/23	$17,381	$22,698	$21,227
3/31/24	$21,827	$29,480	$27,346
3/31/25	$20,712	$31,913	$26,649
3/31/26	$23,618	$37,594	$31,146

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	14.04%	7.09%	8.97%
Class C (with CDSC) ‡	13.04%	7.09%	8.97%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Value Index	16.88%	9.95%	12.03%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, consumer discretionary, and information technology. Those that detracted the most were health care, industrials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were PBF Energy, Inc.—Class A, HF Sinclair Corp., and Macy’s, Inc. Those that detracted the most were Concentrix Corp., ManpowerGroup, Inc., and Perrigo Co, Plc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

S&P MidCap 400® Pure Value Fund | Class C | RYMMX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$6,272,909
  Total Number of Portfolio Holdings100
  Portfolio Turnover Rate2,930%
  Total Advisory Fees Paid$80,396

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.4%
Basic Materials	6.9%
Consumer, Non-cyclical	10.1%
Energy	13.7%
Industrial	20.7%
Financial	20.7%
Consumer, Cyclical	23.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
PBF Energy, Inc. — Class A	3.3%
Avnet, Inc.	3.0%
Arrow Electronics, Inc.	2.9%
Olin Corp.	2.4%
HF Sinclair Corp.	2.4%
Lear Corp.	2.2%
Brighthouse Financial, Inc.	2.0%
Chord Energy Corp.	2.0%
Concentrix Corp.	1.9%
TD SYNNEX Corp.	1.9%
Total	24.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYMMX-033126

Guggenheim Investments

S&P MidCap 400® Pure Value Fund

Class H | RYAVX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$165	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P MidCap 400® Pure Value Fund (Class H)	S&P 500 Index	S&P MidCap 400 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,136	$11,717	$12,400
3/31/18	$12,814	$13,357	$13,320
3/31/19	$12,793	$14,625	$13,557
3/31/20	$7,566	$13,605	$8,199
3/31/21	$17,395	$21,271	$19,383
3/31/22	$18,557	$24,599	$21,063
3/31/23	$18,315	$22,698	$21,227
3/31/24	$23,181	$29,480	$27,346
3/31/25	$22,155	$31,913	$26,649
3/31/26	$25,446	$37,594	$31,146

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	14.86%	7.90%	9.79%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Value Index	16.88%	9.95%	12.03%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, consumer discretionary, and information technology. Those that detracted the most were health care, industrials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were PBF Energy, Inc.—Class A, HF Sinclair Corp., and Macy’s, Inc. Those that detracted the most were Concentrix Corp., ManpowerGroup, Inc., and Perrigo Co, Plc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

S&P MidCap 400® Pure Value Fund | Class H | RYAVX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$6,272,909
  Total Number of Portfolio Holdings100
  Portfolio Turnover Rate2,930%
  Total Advisory Fees Paid$80,396

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.4%
Basic Materials	6.9%
Consumer, Non-cyclical	10.1%
Energy	13.7%
Industrial	20.7%
Financial	20.7%
Consumer, Cyclical	23.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
PBF Energy, Inc. — Class A	3.3%
Avnet, Inc.	3.0%
Arrow Electronics, Inc.	2.9%
Olin Corp.	2.4%
HF Sinclair Corp.	2.4%
Lear Corp.	2.2%
Brighthouse Financial, Inc.	2.0%
Chord Energy Corp.	2.0%
Concentrix Corp.	1.9%
TD SYNNEX Corp.	1.9%
Total	24.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAVX-033126

Guggenheim Investments

S&P SmallCap 600® Pure Growth Fund

Class A | RYSGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P SmallCap 600® Pure Growth Fund (Class A)‡	S&P 500 Index	S&P SmallCap 600 Pure Growth Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,948	$11,717	$12,795
3/31/18	$13,549	$13,357	$14,746
3/31/19	$13,232	$14,625	$14,672
3/31/20	$8,896	$13,605	$10,022
3/31/21	$18,103	$21,271	$20,808
3/31/22	$16,098	$24,599	$18,847
3/31/23	$13,548	$22,698	$16,097
3/31/24	$16,764	$29,480	$20,208
3/31/25	$15,990	$31,913	$19,655
3/31/26	$19,302	$37,594	$24,170

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	20.71%	1.29%	7.32%
Class A (with sales charge) ‡	14.98%	0.31%	6.80%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Growth Index	22.97%	3.04%	9.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were consumer staples and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were Protagonist Therapeutics, Inc., Powell Industries, Inc., and Acadian Asset Management, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Progyny, Inc., and Vital Farms, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

S&P SmallCap 600® Pure Growth Fund | Class A | RYSGX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$4,973,734
  Total Number of Portfolio Holdings135
  Portfolio Turnover Rate1,133%
  Total Advisory Fees Paid$68,302

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.1%
Consumer, Cyclical	8.2%
Communications	8.3%
Technology	10.2%
Financial	19.7%
Industrial	20.7%
Consumer, Non-cyclical	28.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
DigitalOcean Holdings, Inc.	1.7%
Argan, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.6%
Clear Secure, Inc. — Class A	1.6%
Powell Industries, Inc.	1.5%
Phibro Animal Health Corp. — Class A	1.5%
Uniti Group, Inc.	1.4%
Primoris Services Corp.	1.4%
PTC Therapeutics, Inc.	1.4%
ACM Research, Inc. — Class A	1.4%
Total	15.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSGX-033126

Guggenheim Investments

S&P SmallCap 600® Pure Growth Fund

Class C | RYWCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$251	2.28%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P SmallCap 600® Pure Growth Fund (Class C)	S&P 500 Index	S&P SmallCap 600 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,451	$11,717	$12,795
3/31/18	$14,010	$13,357	$14,746
3/31/19	$13,581	$14,625	$14,672
3/31/20	$9,061	$13,605	$10,022
3/31/21	$18,304	$21,271	$20,808
3/31/22	$16,153	$24,599	$18,847
3/31/23	$13,495	$22,698	$16,097
3/31/24	$16,573	$29,480	$20,208
3/31/25	$15,689	$31,913	$19,655
3/31/26	$18,798	$37,594	$24,170

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	19.85%	0.53%	6.51%
Class C (with CDSC) ‡	18.85%	0.53%	6.51%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Growth Index	22.97%	3.04%	9.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were consumer staples and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were Protagonist Therapeutics, Inc., Powell Industries, Inc., and Acadian Asset Management, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Progyny, Inc., and Vital Farms, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

S&P SmallCap 600® Pure Growth Fund | Class C | RYWCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$4,973,734
  Total Number of Portfolio Holdings135
  Portfolio Turnover Rate1,133%
  Total Advisory Fees Paid$68,302

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.1%
Consumer, Cyclical	8.2%
Communications	8.3%
Technology	10.2%
Financial	19.7%
Industrial	20.7%
Consumer, Non-cyclical	28.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
DigitalOcean Holdings, Inc.	1.7%
Argan, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.6%
Clear Secure, Inc. — Class A	1.6%
Powell Industries, Inc.	1.5%
Phibro Animal Health Corp. — Class A	1.5%
Uniti Group, Inc.	1.4%
Primoris Services Corp.	1.4%
PTC Therapeutics, Inc.	1.4%
ACM Research, Inc. — Class A	1.4%
Total	15.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWCX-033126

Guggenheim Investments

S&P SmallCap 600® Pure Growth Fund

Class H | RYWAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P SmallCap 600® Pure Growth Fund (Class H)	S&P 500 Index	S&P SmallCap 600 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,546	$11,717	$12,795
3/31/18	$14,224	$13,357	$14,746
3/31/19	$13,893	$14,625	$14,672
3/31/20	$9,340	$13,605	$10,022
3/31/21	$19,004	$21,271	$20,808
3/31/22	$16,903	$24,599	$18,847
3/31/23	$14,206	$22,698	$16,097
3/31/24	$17,583	$29,480	$20,208
3/31/25	$16,768	$31,913	$19,655
3/31/26	$20,233	$37,594	$24,170

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	20.66%	1.26%	7.30%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Growth Index	22.97%	3.04%	9.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were consumer staples and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were Protagonist Therapeutics, Inc., Powell Industries, Inc., and Acadian Asset Management, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Progyny, Inc., and Vital Farms, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

S&P SmallCap 600® Pure Growth Fund | Class H | RYWAX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$4,973,734
  Total Number of Portfolio Holdings135
  Portfolio Turnover Rate1,133%
  Total Advisory Fees Paid$68,302

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.1%
Consumer, Cyclical	8.2%
Communications	8.3%
Technology	10.2%
Financial	19.7%
Industrial	20.7%
Consumer, Non-cyclical	28.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
DigitalOcean Holdings, Inc.	1.7%
Argan, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.6%
Clear Secure, Inc. — Class A	1.6%
Powell Industries, Inc.	1.5%
Phibro Animal Health Corp. — Class A	1.5%
Uniti Group, Inc.	1.4%
Primoris Services Corp.	1.4%
PTC Therapeutics, Inc.	1.4%
ACM Research, Inc. — Class A	1.4%
Total	15.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWAX-033126

Guggenheim Investments

S&P SmallCap 600® Pure Value Fund

Class A | RYSVX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P SmallCap 600® Pure Value Fund (Class A)‡	S&P 500 Index	S&P SmallCap 600 Pure Value Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,205	$11,717	$12,016
3/31/18	$11,370	$13,357	$12,457
3/31/19	$10,638	$14,625	$11,854
3/31/20	$5,549	$13,605	$6,369
3/31/21	$13,820	$21,271	$16,363
3/31/22	$15,013	$24,599	$18,174
3/31/23	$14,049	$22,698	$17,376
3/31/24	$16,670	$29,480	$20,942
3/31/25	$15,285	$31,913	$19,558
3/31/26	$19,174	$37,594	$25,130

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	25.45%	6.77%	7.24%
Class A (with sales charge) ‡	19.50%	5.73%	6.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Value Index	28.77%	8.98%	9.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, energy, and industrials. The health care industry detracted the most. The holdings that contributed the most to the return of the underlying index for the reporting period were ViaSat, Inc., Par Pacific Holdings, Inc., and Enviri Corp. Those that detracted the most were B&G Foods, Inc., AMN Healthcare Services, Inc., and Accendra Health, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

S&P SmallCap 600® Pure Value Fund | Class A | RYSVX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,492,644
  Total Number of Portfolio Holdings161
  Portfolio Turnover Rate3,783%
  Total Advisory Fees Paid$76,690

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.7%
Basic Materials	5.1%
Energy	9.6%
Financial	11.4%
Industrial	13.0%
Consumer, Non-cyclical	21.7%
Consumer, Cyclical	29.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Acadia Healthcare Company, Inc.	1.7%
Patterson-UTI Energy, Inc.	1.6%
Ichor Holdings Ltd.	1.5%
Edgewell Personal Care Co.	1.4%
ManpowerGroup, Inc.	1.3%
Koppers Holdings, Inc.	1.3%
SM Energy Co.	1.3%
MarineMax, Inc.	1.2%
AdaptHealth Corp.	1.2%
Crescent Energy Co. — Class A	1.2%
Total	13.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSVX-033126

Guggenheim Investments

S&P SmallCap 600® Pure Value Fund

Class C | RYYCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$254	2.26%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P SmallCap 600® Pure Value Fund (Class C)	S&P 500 Index	S&P SmallCap 600 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,677	$11,717	$12,016
3/31/18	$11,755	$13,357	$12,457
3/31/19	$10,917	$14,625	$11,854
3/31/20	$5,651	$13,605	$6,369
3/31/21	$13,979	$21,271	$16,363
3/31/22	$15,073	$24,599	$18,174
3/31/23	$13,999	$22,698	$17,376
3/31/24	$16,485	$29,480	$20,942
3/31/25	$15,004	$31,913	$19,558
3/31/26	$18,682	$37,594	$25,130

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	24.51%	5.97%	6.45%
Class C (with CDSC) ‡	23.51%	5.97%	6.45%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Value Index	28.77%	8.98%	9.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, energy, and industrials. The health care industry detracted the most. The holdings that contributed the most to the return of the underlying index for the reporting period were ViaSat, Inc., Par Pacific Holdings, Inc., and Enviri Corp. Those that detracted the most were B&G Foods, Inc., AMN Healthcare Services, Inc., and Accendra Health, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

S&P SmallCap 600® Pure Value Fund | Class C | RYYCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,492,644
  Total Number of Portfolio Holdings161
  Portfolio Turnover Rate3,783%
  Total Advisory Fees Paid$76,690

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.7%
Basic Materials	5.1%
Energy	9.6%
Financial	11.4%
Industrial	13.0%
Consumer, Non-cyclical	21.7%
Consumer, Cyclical	29.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Acadia Healthcare Company, Inc.	1.7%
Patterson-UTI Energy, Inc.	1.6%
Ichor Holdings Ltd.	1.5%
Edgewell Personal Care Co.	1.4%
ManpowerGroup, Inc.	1.3%
Koppers Holdings, Inc.	1.3%
SM Energy Co.	1.3%
MarineMax, Inc.	1.2%
AdaptHealth Corp.	1.2%
Crescent Energy Co. — Class A	1.2%
Total	13.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYYCX-033126

Guggenheim Investments

S&P SmallCap 600® Pure Value Fund

Class H | RYAZX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$171	1.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P SmallCap 600® Pure Value Fund (Class H)	S&P 500 Index	S&P SmallCap 600 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,760	$11,717	$12,016
3/31/18	$11,951	$13,357	$12,457
3/31/19	$11,183	$14,625	$11,854
3/31/20	$5,830	$13,605	$6,369
3/31/21	$14,526	$21,271	$16,363
3/31/22	$15,782	$24,599	$18,174
3/31/23	$14,766	$22,698	$17,376
3/31/24	$17,517	$29,480	$20,942
3/31/25	$16,061	$31,913	$19,558
3/31/26	$20,150	$37,594	$25,130

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	25.45%	6.76%	7.26%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Value Index	28.77%	8.98%	9.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, energy, and industrials. The health care industry detracted the most. The holdings that contributed the most to the return of the underlying index for the reporting period were ViaSat, Inc., Par Pacific Holdings, Inc., and Enviri Corp. Those that detracted the most were B&G Foods, Inc., AMN Healthcare Services, Inc., and Accendra Health, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

S&P SmallCap 600® Pure Value Fund | Class H | RYAZX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,492,644
  Total Number of Portfolio Holdings161
  Portfolio Turnover Rate3,783%
  Total Advisory Fees Paid$76,690

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.7%
Basic Materials	5.1%
Energy	9.6%
Financial	11.4%
Industrial	13.0%
Consumer, Non-cyclical	21.7%
Consumer, Cyclical	29.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Acadia Healthcare Company, Inc.	1.7%
Patterson-UTI Energy, Inc.	1.6%
Ichor Holdings Ltd.	1.5%
Edgewell Personal Care Co.	1.4%
ManpowerGroup, Inc.	1.3%
Koppers Holdings, Inc.	1.3%
SM Energy Co.	1.3%
MarineMax, Inc.	1.2%
AdaptHealth Corp.	1.2%
Crescent Energy Co. — Class A	1.2%
Total	13.7%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAZX-033126

Guggenheim Investments

Emerging Markets Bond Strategy Fund

Class A | RYIEX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Emerging Markets Bond Strategy Fund (Class A)‡	Bloomberg Emerging Markets USD Aggregate Bond Index	ICE BofA BBB & Lower Sovereign USD External Debt Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$9,964	$10,858	$10,830
3/31/18	$10,181	$11,203	$11,234
3/31/19	$10,394	$11,694	$11,623
3/31/20	$9,624	$11,356	$10,738
3/31/21	$10,675	$12,899	$12,375
3/31/22	$9,507	$11,930	$11,372
3/31/23	$8,924	$11,376	$10,613
3/31/24	$9,693	$12,335	$11,941
3/31/25	$10,117	$13,251	$12,805
3/31/26	$10,726	$14,194	$14,108

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	6.03%	0.10%	1.20%
Class A (with sales charge) ‡	0.99%	-0.87%	0.70%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.11%	1.93%	3.56%
ICE BofA BBB & Lower Sovereign USD External Debt Index	10.17%	2.66%	3.50%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Credit default swap spreads were mixed for the emerging market countries that are part of the emerging markets credit default swap, with most experiencing modest moves. Bahrain saw a notable increase in credit default swap spreads due to geopolitical events in the Middle East. Nigeria, Egypt, and Panama experienced some of the larger decreases in credit default swap spreads. Abu Dhabi was removed from the emerging markets credit default swap, while Pakistan, Uruguay, Angola, Costa Rica, Ecuador, El Salvador, Guatemala, Kazakhstan, and Kenya were added.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Emerging Markets Bond Strategy Fund | Class A | RYIEX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$268,904
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$6,054

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	37.5%
Interest Rate Futures Contracts Purchased	41.3%
Centrally Cleared Credit Default Swap Agreements Protection Sold	74.4%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIEX-033126

Guggenheim Investments

Emerging Markets Bond Strategy Fund

Class C | RYFTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$239	2.33%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Emerging Markets Bond Strategy Fund (Class C)	Bloomberg Emerging Markets USD Aggregate Bond Index	ICE BofA BBB & Lower Sovereign USD External Debt Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,409	$10,858	$10,830
3/31/18	$10,555	$11,203	$11,234
3/31/19	$10,697	$11,694	$11,623
3/31/20	$9,828	$11,356	$10,738
3/31/21	$10,820	$12,899	$12,375
3/31/22	$9,566	$11,930	$11,372
3/31/23	$8,911	$11,376	$10,613
3/31/24	$9,604	$12,335	$11,941
3/31/25	$9,949	$13,251	$12,805
3/31/26	$10,470	$14,194	$14,108

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.24%	-0.65%	0.46%
Class C (with CDSC) ‡	4.24%	-0.65%	0.46%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.11%	1.93%	3.56%
ICE BofA BBB & Lower Sovereign USD External Debt Index	10.17%	2.66%	3.50%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Credit default swap spreads were mixed for the emerging market countries that are part of the emerging markets credit default swap, with most experiencing modest moves. Bahrain saw a notable increase in credit default swap spreads due to geopolitical events in the Middle East. Nigeria, Egypt, and Panama experienced some of the larger decreases in credit default swap spreads. Abu Dhabi was removed from the emerging markets credit default swap, while Pakistan, Uruguay, Angola, Costa Rica, Ecuador, El Salvador, Guatemala, Kazakhstan, and Kenya were added.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Emerging Markets Bond Strategy Fund | Class C | RYFTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$268,904
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$6,054

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	37.5%
Interest Rate Futures Contracts Purchased	41.3%
Centrally Cleared Credit Default Swap Agreements Protection Sold	74.4%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYFTX-033126

Guggenheim Investments

Emerging Markets Bond Strategy Fund

Class H | RYGTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Emerging Markets Bond Strategy Fund (Class H)	Bloomberg Emerging Markets USD Aggregate Bond Index	ICE BofA BBB & Lower Sovereign USD External Debt Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,485	$10,858	$10,830
3/31/18	$10,715	$11,203	$11,234
3/31/19	$10,939	$11,694	$11,623
3/31/20	$10,124	$11,356	$10,738
3/31/21	$11,231	$12,899	$12,375
3/31/22	$10,003	$11,930	$11,372
3/31/23	$9,404	$11,376	$10,613
3/31/24	$10,211	$12,335	$11,941
3/31/25	$10,658	$13,251	$12,805
3/31/26	$11,301	$14,194	$14,108

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	6.03%	0.12%	1.23%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.11%	1.93%	3.56%
ICE BofA BBB & Lower Sovereign USD External Debt Index	10.17%	2.66%	3.50%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Credit default swap spreads were mixed for the emerging market countries that are part of the emerging markets credit default swap, with most experiencing modest moves. Bahrain saw a notable increase in credit default swap spreads due to geopolitical events in the Middle East. Nigeria, Egypt, and Panama experienced some of the larger decreases in credit default swap spreads. Abu Dhabi was removed from the emerging markets credit default swap, while Pakistan, Uruguay, Angola, Costa Rica, Ecuador, El Salvador, Guatemala, Kazakhstan, and Kenya were added.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Emerging Markets Bond Strategy Fund | Class H | RYGTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$268,904
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$6,054

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	37.5%
Interest Rate Futures Contracts Purchased	41.3%
Centrally Cleared Credit Default Swap Agreements Protection Sold	74.4%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYGTX-033126

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund

Investor Class | RYGBX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$98	0.99%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Government Long Bond 1.2x Strategy Fund (Investor Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,160	$10,044	$9,382
3/31/18	$9,436	$10,165	$9,714
3/31/19	$9,996	$10,620	$10,323
3/31/20	$14,579	$11,569	$14,402
3/31/21	$10,975	$11,651	$11,439
3/31/22	$10,787	$11,168	$11,485
3/31/23	$8,018	$10,633	$9,166
3/31/24	$7,080	$10,814	$8,457
3/31/25	$6,871	$11,342	$8,448
3/31/26	$6,664	$11,835	$8,392

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	-3.02%	-9.50%	-3.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund | Investor Class | RYGBX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$114,774,558
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate1,438%
  Total Advisory Fees Paid$107,475

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Purchased	26.3%
U.S. Government Securities	94.0%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
U.S. Treasury Bonds 4.75% due 02/15/56	94.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Guggenheim Strategy Fund II	0.4%
Total	94.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYGBX-033126

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund

Class A | RYABX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$123	1.25%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Government Long Bond 1.2x Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$8,711	$10,044	$9,382
3/31/18	$8,954	$10,165	$9,714
3/31/19	$9,458	$10,620	$10,323
3/31/20	$13,760	$11,569	$14,402
3/31/21	$10,324	$11,651	$11,439
3/31/22	$10,122	$11,168	$11,485
3/31/23	$7,501	$10,633	$9,166
3/31/24	$6,599	$10,814	$8,457
3/31/25	$6,393	$11,342	$8,448
3/31/26	$6,186	$11,835	$8,392

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.23%	-9.74%	-4.22%
Class A (with sales charge) ‡	-7.82%	-10.60%	-4.69%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund | Class A | RYABX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$114,774,558
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate1,438%
  Total Advisory Fees Paid$107,475

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Purchased	26.3%
U.S. Government Securities	94.0%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
U.S. Treasury Bonds 4.75% due 02/15/56	94.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Guggenheim Strategy Fund II	0.4%
Total	94..9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYABX-033126

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund

Class C | RYCGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$195	1.99%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Government Long Bond 1.2x Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,076	$10,044	$9,382
3/31/18	$9,255	$10,165	$9,714
3/31/19	$9,710	$10,620	$10,323
3/31/20	$14,023	$11,569	$14,402
3/31/21	$10,440	$11,651	$11,439
3/31/22	$10,157	$11,168	$11,485
3/31/23	$7,471	$10,633	$9,166
3/31/24	$6,525	$10,814	$8,457
3/31/25	$6,271	$11,342	$8,448
3/31/26	$6,023	$11,835	$8,392

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.93%	-10.42%	-4.94%
Class C (with CDSC) ‡	-4.86%	-10.42%	-4.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund | Class C | RYCGX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$114,774,558
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate1,438%
  Total Advisory Fees Paid$107,475

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Purchased	26.3%
U.S. Government Securities	94.0%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
U.S. Treasury Bonds 4.75% due 02/15/56	94.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Guggenheim Strategy Fund II	0.4%
Total	94.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCGX-033126

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund

Class H | RYHBX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$125	1.27%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Government Long Bond 1.2x Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,145	$10,044	$9,382
3/31/18	$9,396	$10,165	$9,714
3/31/19	$9,925	$10,620	$10,323
3/31/20	$14,445	$11,569	$14,402
3/31/21	$10,836	$11,651	$11,439
3/31/22	$10,625	$11,168	$11,485
3/31/23	$7,875	$10,633	$9,166
3/31/24	$6,941	$10,814	$8,457
3/31/25	$6,723	$11,342	$8,448
3/31/26	$6,503	$11,835	$8,392

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-3.25%	-9.71%	-4.21%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund | Class H | RYHBX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$114,774,558
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate1,438%
  Total Advisory Fees Paid$107,475

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Purchased	26.3%
U.S. Government Securities	94.0%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
U.S. Treasury Bonds 4.75% due 02/15/56	94.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Guggenheim Strategy Fund II	0.4%
Total	94.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHBX-033126

Guggenheim Investments

Inverse Government Long Bond Strategy Fund

Investor Class | RYJUX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$517	5.01%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Government Long Bond Strategy Fund (Investor Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,508	$10,044	$9,382
3/31/18	$10,108	$10,165	$9,714
3/31/19	$9,656	$10,620	$10,323
3/31/20	$6,688	$11,569	$14,402
3/31/21	$8,172	$11,651	$11,439
3/31/22	$7,807	$11,168	$11,485
3/31/23	$9,772	$10,633	$9,166
3/31/24	$11,406	$10,814	$8,457
3/31/25	$12,298	$11,342	$8,448
3/31/26	$13,084	$11,835	$8,392

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	6.40%	9.87%	2.72%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse Government Long Bond Strategy Fund | Investor Class | RYJUX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$17,525,019
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate561%
  Total Advisory Fees Paid$120,990

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
U.S. Government Securities Sold Short	-82.4%
Interest Rate Futures Contracts Sold Short	-17.9%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.7%
Total	38.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYJUX-033126

Guggenheim Investments

Inverse Government Long Bond Strategy Fund

Class A | RYAQX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$541	5.25%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Government Long Bond Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$9,986	$10,044	$9,382
3/31/18	$9,580	$10,165	$9,714
3/31/19	$9,125	$10,620	$10,323
3/31/20	$6,306	$11,569	$14,402
3/31/21	$7,690	$11,651	$11,439
3/31/22	$7,328	$11,168	$11,485
3/31/23	$9,149	$10,633	$9,166
3/31/24	$10,651	$10,814	$8,457
3/31/25	$11,456	$11,342	$8,448
3/31/26	$12,158	$11,835	$8,392

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	6.12%	9.59%	2.47%
Class A (with sales charge) ‡	1.08%	8.53%	1.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse Government Long Bond Strategy Fund | Class A | RYAQX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$17,525,019
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate561%
  Total Advisory Fees Paid$120,990

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
U.S. Government Securities Sold Short	-82.4%
Interest Rate Futures Contracts Sold Short	-17.9%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.7%
Total	38.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAQX-033126

Guggenheim Investments

Inverse Government Long Bond Strategy Fund

Class C | RYJCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$617	6.01%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Government Long Bond Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,404	$10,044	$9,382
3/31/18	$9,908	$10,165	$9,714
3/31/19	$9,369	$10,620	$10,323
3/31/20	$6,426	$11,569	$14,402
3/31/21	$7,775	$11,651	$11,439
3/31/22	$7,355	$11,168	$11,485
3/31/23	$9,113	$10,633	$9,166
3/31/24	$10,531	$10,814	$8,457
3/31/25	$11,242	$11,342	$8,448
3/31/26	$11,841	$11,835	$8,392

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.32%	8.77%	1.70%
Class C (with CDSC) ‡	4.33%	8.77%	1.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse Government Long Bond Strategy Fund | Class C | RYJCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$17,525,019
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate561%
  Total Advisory Fees Paid$120,990

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
U.S. Government Securities Sold Short	-82.4%
Interest Rate Futures Contracts Sold Short	-17.9%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.7%
Total	38.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYJCX-033126

Guggenheim Investments

Inverse Government Long Bond Strategy Fund

Class H | RYHJX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$540	5.24%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Government Long Bond Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,513	$10,044	$9,382
3/31/18	$10,078	$10,165	$9,714
3/31/19	$9,604	$10,620	$10,323
3/31/20	$6,633	$11,569	$14,402
3/31/21	$8,104	$11,651	$11,439
3/31/22	$7,724	$11,168	$11,485
3/31/23	$9,644	$10,633	$9,166
3/31/24	$11,228	$10,814	$8,457
3/31/25	$12,077	$11,342	$8,448
3/31/26	$12,816	$11,835	$8,392

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	6.11%	9.60%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse Government Long Bond Strategy Fund | Class H | RYHJX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$17,525,019
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate561%
  Total Advisory Fees Paid$120,990

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
U.S. Government Securities Sold Short	-82.4%
Interest Rate Futures Contracts Sold Short	-17.9%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.7%
Total	38.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHJX-033126

Guggenheim Investments

High Yield Strategy Fund

Class A | RYHDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$157	1.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	High Yield Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,311	$10,044	$11,639
3/31/18	$10,525	$10,165	$12,079
3/31/19	$11,281	$10,620	$12,796
3/31/20	$10,631	$11,569	$11,908
3/31/21	$11,991	$11,651	$14,732
3/31/22	$11,454	$11,168	$14,635
3/31/23	$11,237	$10,633	$14,146
3/31/24	$12,398	$10,814	$15,723
3/31/25	$13,192	$11,342	$16,933
3/31/26	$14,055	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	6.54%	3.23%	3.97%
Class A (with sales charge) ‡	1.49%	2.23%	3.46%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

High Yield Strategy Fund | Class A | RYHDX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,360,523
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$158,948

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	12.7%
Interest Rate Futures Contracts Purchased	81.4%
Centrally Cleared Credit Default Swap Agreements Protection Sold	85.7%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund III	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Guggenheim Strategy Fund II	10.6%
Total	37.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHDX-033126

Guggenheim Investments

High Yield Strategy Fund

Class C | RYHHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$234	2.27%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	High Yield Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,738	$10,044	$11,639
3/31/18	$10,883	$10,165	$12,079
3/31/19	$11,578	$10,620	$12,796
3/31/20	$10,832	$11,569	$11,908
3/31/21	$12,130	$11,651	$14,732
3/31/22	$11,501	$11,168	$14,635
3/31/23	$11,199	$10,633	$14,146
3/31/24	$12,264	$10,814	$15,723
3/31/25	$12,953	$11,342	$16,933
3/31/26	$13,697	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.74%	2.46%	3.20%
Class C (with CDSC) ‡	4.80%	2.46%	3.20%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

High Yield Strategy Fund | Class C | RYHHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,360,523
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$158,948

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	12.7%
Interest Rate Futures Contracts Purchased	81.4%
Centrally Cleared Credit Default Swap Agreements Protection Sold	85.7%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund III	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Guggenheim Strategy Fund II	10.6%
Total	37.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHHX-033126

Guggenheim Investments

High Yield Strategy Fund

Class H | RYHGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$157	1.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	High Yield Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,815	$10,044	$11,639
3/31/18	$11,040	$10,165	$12,079
3/31/19	$11,829	$10,620	$12,796
3/31/20	$11,151	$11,569	$11,908
3/31/21	$12,585	$11,651	$14,732
3/31/22	$12,022	$11,168	$14,635
3/31/23	$11,797	$10,633	$14,146
3/31/24	$13,014	$10,814	$15,723
3/31/25	$13,849	$11,342	$16,933
3/31/26	$14,756	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	6.56%	3.24%	3.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

High Yield Strategy Fund | Class H | RYHGX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$12,360,523
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$158,948

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	12.7%
Interest Rate Futures Contracts Purchased	81.4%
Centrally Cleared Credit Default Swap Agreements Protection Sold	85.7%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund III	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Guggenheim Strategy Fund II	10.6%
Total	37.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYHGX-033126

Guggenheim Investments

Inverse High Yield Strategy Fund

Class A | RYILX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse High Yield Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$8,740	$10,044	$11,639
3/31/18	$8,542	$10,165	$12,079
3/31/19	$8,037	$10,620	$12,796
3/31/20	$8,242	$11,569	$11,908
3/31/21	$7,180	$11,651	$14,732
3/31/22	$7,214	$11,168	$14,635
3/31/23	$7,303	$10,633	$14,146
3/31/24	$7,110	$10,814	$15,723
3/31/25	$7,148	$11,342	$16,933
3/31/26	$7,029	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.66%	-0.43%	-2.99%
Class A (with sales charge) ‡	-6.33%	-1.39%	-3.46%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse High Yield Strategy Fund | Class A | RYILX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,914,435
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$12,293

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Sold Short	-96.0%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-95.7%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	8.8%
Guggenheim Strategy Fund II	8.7%
Total	17.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYILX-033126

Guggenheim Investments

Inverse High Yield Strategy Fund

Class C | RYIYX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$206	2.08%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse High Yield Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,103	$10,044	$11,639
3/31/18	$8,824	$10,165	$12,079
3/31/19	$8,239	$10,620	$12,796
3/31/20	$8,366	$11,569	$11,908
3/31/21	$7,175	$11,651	$14,732
3/31/22	$7,208	$11,168	$14,635
3/31/23	$7,247	$10,633	$14,146
3/31/24	$7,004	$10,814	$15,723
3/31/25	$6,989	$11,342	$16,933
3/31/26	$6,822	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.38%	-1.00%	-3.75%
Class C (with CDSC) ‡	-3.36%	-1.00%	-3.75%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse High Yield Strategy Fund | Class C | RYIYX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,914,435
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$12,293

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Sold Short	-96.0%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-95.7%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	8.8%
Guggenheim Strategy Fund II	8.7%
Total	17.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIYX-033126

Guggenheim Investments

Inverse High Yield Strategy Fund

Class H | RYIHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse High Yield Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,310	$10,044	$11,639
3/31/18	$9,059	$10,165	$12,079
3/31/19	$8,522	$10,620	$12,796
3/31/20	$8,725	$11,569	$11,908
3/31/21	$7,540	$11,651	$14,732
3/31/22	$7,636	$11,168	$14,635
3/31/23	$7,737	$10,633	$14,146
3/31/24	$7,531	$10,814	$15,723
3/31/25	$7,561	$11,342	$16,933
3/31/26	$7,442	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-1.58%	-0.26%	-2.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse High Yield Strategy Fund | Class H | RYIHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,914,435
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$12,293

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Sold Short	-96.0%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-95.7%

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	8.8%
Guggenheim Strategy Fund II	8.7%
Total	17.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.
Footnote[2]	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIHX-033126

Guggenheim Investments

Emerging Markets 2x Strategy Fund

Class A | RYWTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$218	1.82%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Emerging Markets 2x Strategy Fund (Class A)‡	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$12,971	$11,193	$12,065
3/31/18	$18,545	$12,751	$14,920
3/31/19	$15,104	$12,350	$14,149
3/31/20	$9,475	$10,511	$11,807
3/31/21	$24,887	$15,332	$20,164
3/31/22	$14,605	$15,798	$16,253
3/31/23	$11,634	$15,365	$15,668
3/31/24	$12,323	$17,715	$17,116
3/31/25	$14,906	$18,654	$20,160
3/31/26	$20,751	$22,943	$25,360

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	39.22%	-3.57%	8.10%
Class A (with sales charge) ‡	32.60%	-4.50%	7.57%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Emerging Markets 2x Strategy Fund | Class A | RYWTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$9,487,668
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate271%
  Total Advisory Fees Paid$99,268

What did the Fund invest in?

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
China	25.7%
United States	25.2%
Taiwan	18.2%
Brazil	10.4%
India	9.3%
South Korea	4.3%
Mexico	2.9%
South Africa	2.5%
Others	1.5%
Total Investments	100.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Taiwan Semiconductor Manufacturing Company Ltd., ADR	12.2%
Alibaba Group Holding Ltd., ADR	10.3%
HDFC Bank Ltd., ADR	3.2%
PDD Holdings, Inc., ADR	2.7%
ICICI Bank Ltd., ADR	2.4%
Vale S.A., ADR	2.0%
Infosys Ltd., ADR	1.6%
Itau Unibanco Holding S.A., ADR	1.6%
JD.com, Inc., ADR	1.5%
Petroleo Brasileiro S.A. - Petrobras, ADR	1.4%
Total	38.9%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.3%
Financial	11.4%
Technology	17.2%
Communications	18.8%
OTC Equity Index Swap Agreements	138.8%
Footnote	Description
Footnote[1]	Country Diversification (% of Total Investments) includes temporary cash investments.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWTX-033126

Guggenheim Investments

Emerging Markets 2x Strategy Fund

Class C | RYWUX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$308	2.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Emerging Markets 2x Strategy Fund (Class C)	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,519	$11,193	$12,065
3/31/18	$19,180	$12,751	$14,920
3/31/19	$15,503	$12,350	$14,149
3/31/20	$9,654	$10,511	$11,807
3/31/21	$25,163	$15,332	$20,164
3/31/22	$14,659	$15,798	$16,253
3/31/23	$11,585	$15,365	$15,668
3/31/24	$12,172	$17,715	$17,116
3/31/25	$14,612	$18,654	$20,160
3/31/26	$20,186	$22,943	$25,360

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	38.14%	-4.31%	7.28%
Class C (with CDSC) ‡	37.14%	-4.31%	7.28%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Emerging Markets 2x Strategy Fund | Class C | RYWUX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$9,487,668
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate271%
  Total Advisory Fees Paid$99,268

What did the Fund invest in?

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
China	25.7%
United States	25.2%
Taiwan	18.2%
Brazil	10.4%
India	9.3%
South Korea	4.3%
Mexico	2.9%
South Africa	2.5%
Others	1.5%
Total Investments	100.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Taiwan Semiconductor Manufacturing Company Ltd., ADR	12.2%
Alibaba Group Holding Ltd., ADR	10.3%
HDFC Bank Ltd., ADR	3.2%
PDD Holdings, Inc., ADR	2.7%
ICICI Bank Ltd., ADR	2.4%
Vale S.A., ADR	2.0%
Infosys Ltd., ADR	1.6%
Itau Unibanco Holding S.A., ADR	1.6%
JD.com, Inc., ADR	1.5%
Petroleo Brasileiro S.A. - Petrobras, ADR	1.4%
Total	38.9%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.3%
Financial	11.4%
Technology	17.2%
Communications	18.8%
OTC Equity Index Swap Agreements	138.8%
Footnote	Description
Footnote[1]	Country Diversification (% of Total Investments) includes temporary cash investments.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWUX-033126

Guggenheim Investments

Emerging Markets 2x Strategy Fund

Class H | RYWVX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$223	1.86%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Emerging Markets 2x Strategy Fund (Class H)	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,604	$11,193	$12,065
3/31/18	$19,447	$12,751	$14,920
3/31/19	$15,839	$12,350	$14,149
3/31/20	$9,936	$10,511	$11,807
3/31/21	$26,090	$15,332	$20,164
3/31/22	$15,313	$15,798	$16,253
3/31/23	$12,188	$15,365	$15,668
3/31/24	$12,893	$17,715	$17,116
3/31/25	$15,569	$18,654	$20,160
3/31/26	$21,685	$22,943	$25,360

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	39.29%	-3.63%	8.05%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Emerging Markets 2x Strategy Fund | Class H | RYWVX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$9,487,668
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate271%
  Total Advisory Fees Paid$99,268

What did the Fund invest in?

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
China	25.7%
United States	25.2%
Taiwan	18.2%
Brazil	10.4%
India	9.3%
South Korea	4.3%
Mexico	2.9%
South Africa	2.5%
Others	1.5%
Total Investments	100.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Taiwan Semiconductor Manufacturing Company Ltd., ADR	12.2%
Alibaba Group Holding Ltd., ADR	10.3%
HDFC Bank Ltd., ADR	3.2%
PDD Holdings, Inc., ADR	2.7%
ICICI Bank Ltd., ADR	2.4%
Vale S.A., ADR	2.0%
Infosys Ltd., ADR	1.6%
Itau Unibanco Holding S.A., ADR	1.6%
JD.com, Inc., ADR	1.5%
Petroleo Brasileiro S.A. - Petrobras, ADR	1.4%
Total	38.9%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.3%
Financial	11.4%
Technology	17.2%
Communications	18.8%
OTC Equity Index Swap Agreements	138.8%
Footnote	Description
Footnote[1]	Country Diversification (% of Total Investments) includes temporary cash investments.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWVX-033126

Guggenheim Investments

Inverse Emerging Markets 2x Strategy Fund

Class A | RYWWX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$138	1.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Emerging Markets 2x Strategy Fund (Class A)‡	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$5,931	$11,193	$12,065
3/31/18	$3,656	$12,751	$14,920
3/31/19	$3,794	$12,350	$14,149
3/31/20	$4,413	$10,511	$11,807
3/31/21	$1,176	$15,332	$20,164
3/31/22	$1,420	$15,798	$16,253
3/31/23	$1,256	$15,365	$15,668
3/31/24	$1,067	$17,715	$17,116
3/31/25	$748	$18,654	$20,160
3/31/26	$430	$22,943	$25,360

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-42.59%	-18.23%	-26.65%
Class A (with sales charge) ‡	-45.32%	-19.02%	-26.99%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse Emerging Markets 2x Strategy Fund | Class A | RYWWX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$301,183
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$1,608

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-200.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWWX-033126

Guggenheim Investments

Inverse Emerging Markets 2x Strategy Fund

Class C | RYWZX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$215	2.74%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Emerging Markets 2x Strategy Fund (Class C)	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,183	$11,193	$12,065
3/31/18	$3,786	$12,751	$14,920
3/31/19	$3,895	$12,350	$14,149
3/31/20	$4,555	$10,511	$11,807
3/31/21	$1,206	$15,332	$20,164
3/31/22	$1,461	$15,798	$16,253
3/31/23	$1,279	$15,365	$15,668
3/31/24	$1,080	$17,715	$17,116
3/31/25	$752	$18,654	$20,160
3/31/26	$428	$22,943	$25,360

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-43.14%	-18.74%	-27.04%
Class C (with CDSC) ‡	-43.68%	-18.74%	-27.04%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse Emerging Markets 2x Strategy Fund | Class C | RYWZX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$301,183
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$1,608

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-200.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWZX-033126

Guggenheim Investments

Inverse Emerging Markets 2x Strategy Fund

Class H | RYWYX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$156	1.98%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Emerging Markets 2x Strategy Fund (Class H)	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,220	$11,193	$12,065
3/31/18	$3,828	$12,751	$14,920
3/31/19	$3,976	$12,350	$14,149
3/31/20	$4,628	$10,511	$11,807
3/31/21	$1,251	$15,332	$20,164
3/31/22	$1,513	$15,798	$16,253
3/31/23	$1,343	$15,365	$15,668
3/31/24	$1,138	$17,715	$17,116
3/31/25	$798	$18,654	$20,160
3/31/26	$461	$22,943	$25,360

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-42.28%	-18.11%	-26.49%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse Emerging Markets 2x Strategy Fund | Class H | RYWYX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$301,183
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$1,608

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-200.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWYX-033126

Guggenheim Investments

Europe 1.25x Strategy Fund

Class A | RYAEX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.58%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Europe 1.25x Strategy Fund (Class A)‡	MSCI World ex U.S. Index	STOXX Europe 50 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,461	$11,193	$12,138
3/31/18	$11,666	$12,751	$12,024
3/31/19	$11,395	$12,350	$12,446
3/31/20	$9,318	$10,511	$10,711
3/31/21	$13,361	$15,332	$15,463
3/31/22	$14,295	$15,798	$15,783
3/31/23	$15,079	$15,365	$18,050
3/31/24	$17,243	$17,715	$21,969
3/31/25	$17,942	$18,654	$23,426
3/31/26	$20,393	$22,943	$25,643

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	13.66%	8.83%	7.91%
Class A (with sales charge) ‡	8.26%	7.77%	7.39%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
STOXX Europe 50 Index	9.46%	10.65%	9.87%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, energy, and information technology. Consumer discretionary was the only sector to detract from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holdings NV, HSBC Holdings, PLC, and Novartis AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, SAP, and RELX Plc. The fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Europe 1.25x Strategy Fund | Class A | RYAEX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,640,874
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate1,775%
  Total Advisory Fees Paid$22,893

What did the Fund invest in?

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
United States	58.1%
France	9.4%
United Kingdom	9.1%
Germany	7.2%
Netherlands	4.6%
Spain	3.4%
Switzerland	3.4%
Italy	2.1%
Others	2.7%
Total Investments	100.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	4.3%
Guggenheim Strategy Fund II	4.2%
ASML Holding N.V. — Class G	3.3%
AstraZeneca plc	1.9%
Novartis AG, ADR	1.8%
HSBC Holdings plc, ADR	1.8%
Roche Holding AG, ADR	1.8%
Shell plc, ADR	1.7%
Nestle S.A., ADR	1.6%
TotalEnergies SE, ADR	1.3%
Total	23.7%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.7%
Industrial	7.1%
Financial	9.9%
Consumer, Non-cyclical	12.8%
Equity Futures Contracts Purchased	79.2%
Currency Futures Contracts Purchased	79.5%
Footnote	Description
Footnote[1]	Country Diversification (% of Total Investments) includes temporary cash investments.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYAEX-033126

Guggenheim Investments

Europe 1.25x Strategy Fund

Class C | RYCEX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$251	2.36%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Europe 1.25x Strategy Fund (Class C)	MSCI World ex U.S. Index	STOXX Europe 50 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,909	$11,193	$12,138
3/31/18	$12,076	$12,751	$12,024
3/31/19	$11,709	$12,350	$12,446
3/31/20	$9,511	$10,511	$10,711
3/31/21	$13,499	$15,332	$15,463
3/31/22	$14,338	$15,798	$15,783
3/31/23	$14,943	$15,365	$18,050
3/31/24	$16,958	$17,715	$21,969
3/31/25	$17,511	$18,654	$23,426
3/31/26	$19,759	$22,943	$25,643

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	12.84%	7.92%	7.05%
Class C (with CDSC) ‡	11.84%	7.92%	7.05%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
STOXX Europe 50 Index	9.46%	10.65%	9.87%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, energy, and information technology. Consumer discretionary was the only sector to detract from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holdings NV, HSBC Holdings, PLC, and Novartis AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, SAP, and RELX Plc. The fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Europe 1.25x Strategy Fund | Class C | RYCEX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,640,874
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate1,775%
  Total Advisory Fees Paid$22,893

What did the Fund invest in?

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
United States	58.1%
France	9.4%
United Kingdom	9.1%
Germany	7.2%
Netherlands	4.6%
Spain	3.4%
Switzerland	3.4%
Italy	2.1%
Others	2.7%
Total Investments	100.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	4.3%
Guggenheim Strategy Fund II	4.2%
ASML Holding N.V. — Class G	3.3%
AstraZeneca plc	1.9%
Novartis AG, ADR	1.8%
HSBC Holdings plc, ADR	1.8%
Roche Holding AG, ADR	1.8%
Shell plc, ADR	1.7%
Nestle S.A., ADR	1.6%
TotalEnergies SE, ADR	1.3%
Total	23.7%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.7%
Industrial	7.1%
Financial	9.9%
Consumer, Non-cyclical	12.8%
Equity Futures Contracts Purchased	79.2%
Currency Futures Contracts Purchased	79.5%
Footnote	Description
Footnote[1]	Country Diversification (% of Total Investments) includes temporary cash investments.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCEX-033126

Guggenheim Investments

Europe 1.25x Strategy Fund

Class H | RYEUX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Europe 1.25x Strategy Fund (Class H)	MSCI World ex U.S. Index	STOXX Europe 50 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,006	$11,193	$12,138
3/31/18	$12,278	$12,751	$12,024
3/31/19	$11,998	$12,350	$12,446
3/31/20	$9,807	$10,511	$10,711
3/31/21	$14,019	$15,332	$15,463
3/31/22	$15,004	$15,798	$15,783
3/31/23	$15,756	$15,365	$18,050
3/31/24	$18,013	$17,715	$21,969
3/31/25	$18,747	$18,654	$23,426
3/31/26	$21,362	$22,943	$25,643

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	13.94%	8.79%	7.89%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
STOXX Europe 50 Index	9.46%	10.65%	9.87%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, energy, and information technology. Consumer discretionary was the only sector to detract from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holdings NV, HSBC Holdings, PLC, and Novartis AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, SAP, and RELX Plc. The fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Europe 1.25x Strategy Fund | Class H | RYEUX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,640,874
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate1,775%
  Total Advisory Fees Paid$22,893

What did the Fund invest in?

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
United States	58.1%
France	9.4%
United Kingdom	9.1%
Germany	7.2%
Netherlands	4.6%
Spain	3.4%
Switzerland	3.4%
Italy	2.1%
Others	2.7%
Total Investments	100.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	4.3%
Guggenheim Strategy Fund II	4.2%
ASML Holding N.V. — Class G	3.3%
AstraZeneca plc	1.9%
Novartis AG, ADR	1.8%
HSBC Holdings plc, ADR	1.8%
Roche Holding AG, ADR	1.8%
Shell plc, ADR	1.7%
Nestle S.A., ADR	1.6%
TotalEnergies SE, ADR	1.3%
Total	23.7%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.7%
Industrial	7.1%
Financial	9.9%
Consumer, Non-cyclical	12.8%
Equity Futures Contracts Purchased	79.2%
Currency Futures Contracts Purchased	79.5%
Footnote	Description
Footnote[1]	Country Diversification (% of Total Investments) includes temporary cash investments.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYEUX-033126

Guggenheim Investments

Japan 2x Strategy Fund

Class A | RYJSX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$209	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Japan 2x Strategy Fund (Class A)‡	MSCI World ex U.S. Index	Nikkei-225 Stock Average Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$12,359	$11,193	$11,283
3/31/18	$17,047	$12,751	$12,802
3/31/19	$15,038	$12,350	$12,654
3/31/20	$12,008	$10,511	$11,288
3/31/21	$25,569	$15,332	$17,411
3/31/22	$18,167	$15,798	$16,601
3/31/23	$14,908	$15,365	$16,733
3/31/24	$21,518	$17,715	$24,089
3/31/25	$15,907	$18,654	$21,253
3/31/26	$27,323	$22,943	$30,470

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	71.76%	1.33%	11.11%
Class A (with sales charge) ‡	63.62%	0.36%	10.57%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
Nikkei-225 Stock Average Index	43.37%	11.84%	11.79%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and communication services. None detracted from index performance. The holdings that contributed the most to the return of the underlying index were Advantest Corp., SoftBank Group Corp., and Tokyo Electron Ltd. Those that detracted the most were Terumo Corp., Trend Micro, Inc., and Bandai Namco Holdings, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Japan 2x Strategy Fund | Class A | RYJSX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,697,494
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$12,688

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Equity Futures Contracts Purchased	200.2%
Currency Futures Contracts Purchased	200.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYJSX-033126

Guggenheim Investments

Japan 2x Strategy Fund

Class C | RYJTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$304	2.25%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Japan 2x Strategy Fund (Class C)	MSCI World ex U.S. Index	Nikkei-225 Stock Average Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,874	$11,193	$11,283
3/31/18	$17,624	$12,751	$12,802
3/31/19	$15,433	$12,350	$12,654
3/31/20	$12,231	$10,511	$11,288
3/31/21	$25,849	$15,332	$17,411
3/31/22	$18,225	$15,798	$16,601
3/31/23	$14,841	$15,365	$16,733
3/31/24	$21,272	$17,715	$24,089
3/31/25	$15,593	$18,654	$21,253
3/31/26	$26,589	$22,943	$30,470

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	70.51%	0.57%	10.27%
Class C (with CDSC) ‡	69.51%	0.57%	10.27%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
Nikkei-225 Stock Average Index	43.37%	11.84%	11.79%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and communication services. None detracted from index performance. The holdings that contributed the most to the return of the underlying index were Advantest Corp., SoftBank Group Corp., and Tokyo Electron Ltd. Those that detracted the most were Terumo Corp., Trend Micro, Inc., and Bandai Namco Holdings, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Japan 2x Strategy Fund | Class C | RYJTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,697,494
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$12,688

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Equity Futures Contracts Purchased	200.2%
Currency Futures Contracts Purchased	200.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYJTX-033126

Guggenheim Investments

Japan 2x Strategy Fund

Class H | RYJHX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$208	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Japan 2x Strategy Fund (Class H)	MSCI World ex U.S. Index	Nikkei-225 Stock Average Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,008	$11,193	$11,283
3/31/18	$17,944	$12,751	$12,802
3/31/19	$15,833	$12,350	$12,654
3/31/20	$12,639	$10,511	$11,288
3/31/21	$26,914	$15,332	$17,411
3/31/22	$19,123	$15,798	$16,601
3/31/23	$15,691	$15,365	$16,733
3/31/24	$22,648	$17,715	$24,089
3/31/25	$16,744	$18,654	$21,253
3/31/26	$28,759	$22,943	$30,470

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	71.76%	1.33%	11.14%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
Nikkei-225 Stock Average Index	43.37%	11.84%	11.79%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and communication services. None detracted from index performance. The holdings that contributed the most to the return of the underlying index were Advantest Corp., SoftBank Group Corp., and Tokyo Electron Ltd. Those that detracted the most were Terumo Corp., Trend Micro, Inc., and Bandai Namco Holdings, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Japan 2x Strategy Fund | Class H | RYJHX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,697,494
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$12,688

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Equity Futures Contracts Purchased	200.2%
Currency Futures Contracts Purchased	200.8%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYJHX-033126

Guggenheim Investments

Strengthening Dollar 2x Strategy Fund

Class A | RYSDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$189	1.94%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Strengthening Dollar 2x Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,633	$10,044	$10,626
3/31/18	$8,680	$10,165	$9,519
3/31/19	$10,479	$10,620	$10,272
3/31/20	$11,148	$11,569	$10,455
3/31/21	$9,824	$11,651	$9,847
3/31/22	$10,667	$11,168	$10,392
3/31/23	$11,769	$10,633	$10,841
3/31/24	$12,989	$10,814	$11,046
3/31/25	$13,588	$11,342	$11,007
3/31/26	$12,951	$11,835	$10,554

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.69%	5.68%	3.12%
Class A (with sales charge) ‡	-9.22%	4.66%	2.62%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Strengthening Dollar 2x Strategy Fund | Class A | RYSDX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$2,132,013
  Total Number of Portfolio Holdings4
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$16,942

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Currency Index Swap Agreements	64.1%
Currency Futures Contracts Purchased	135.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSDX-033126

Guggenheim Investments

Strengthening Dollar 2x Strategy Fund

Class C | RYSJX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$261	2.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Strengthening Dollar 2x Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,080	$10,044	$10,626
3/31/18	$8,977	$10,165	$9,519
3/31/19	$10,759	$10,620	$10,272
3/31/20	$11,364	$11,569	$10,455
3/31/21	$9,936	$11,651	$9,847
3/31/22	$10,710	$11,168	$10,392
3/31/23	$11,729	$10,633	$10,841
3/31/24	$12,852	$10,814	$11,046
3/31/25	$13,344	$11,342	$11,007
3/31/26	$12,620	$11,835	$10,554

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-5.42%	4.90%	2.35%
Class C (with CDSC) ‡	-6.31%	4.90%	2.35%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Strengthening Dollar 2x Strategy Fund | Class C | RYSJX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$2,132,013
  Total Number of Portfolio Holdings4
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$16,942

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Currency Index Swap Agreements	64.1%
Currency Futures Contracts Purchased	135.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSJX-033126

Guggenheim Investments

Strengthening Dollar 2x Strategy Fund

Class H | RYSBX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$188	1.93%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Strengthening Dollar 2x Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,164	$10,044	$10,626
3/31/18	$9,111	$10,165	$9,519
3/31/19	$11,002	$10,620	$10,272
3/31/20	$11,706	$11,569	$10,455
3/31/21	$10,318	$11,651	$9,847
3/31/22	$11,204	$11,168	$10,392
3/31/23	$12,364	$10,633	$10,841
3/31/24	$13,644	$10,814	$11,046
3/31/25	$14,273	$11,342	$11,007
3/31/26	$13,604	$11,835	$10,554

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-4.69%	5.69%	3.13%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Strengthening Dollar 2x Strategy Fund | Class H | RYSBX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$2,132,013
  Total Number of Portfolio Holdings4
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$16,942

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Currency Index Swap Agreements	64.1%
Currency Futures Contracts Purchased	135.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYSBX-033126

Guggenheim Investments

Weakening Dollar 2x Strategy Fund

Class A | RYWDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$199	1.93%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Weakening Dollar 2x Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$8,218	$10,044	$10,626
3/31/18	$9,822	$10,165	$9,519
3/31/19	$8,060	$10,620	$10,272
3/31/20	$7,340	$11,569	$10,455
3/31/21	$8,097	$11,651	$9,847
3/31/22	$7,050	$11,168	$10,392
3/31/23	$6,223	$10,633	$10,841
3/31/24	$5,933	$10,814	$11,046
3/31/25	$5,918	$11,342	$11,007
3/31/26	$6,270	$11,835	$10,554

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	5.94%	-4.99%	-4.09%
Class A (with sales charge) ‡	0.91%	-5.91%	-4.56%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Weakening Dollar 2x Strategy Fund | Class A | RYWDX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,008,652
  Total Number of Portfolio Holdings4
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$11,396

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Currency Futures Contracts Sold Short	-167.9%
OTC Currency Index Swap Agreements Sold Short	-34.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWDX-033126

Guggenheim Investments

Weakening Dollar 2x Strategy Fund

Class C | RYWJX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$275	2.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Weakening Dollar 2x Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,561	$10,044	$10,626
3/31/18	$10,157	$10,165	$9,519
3/31/19	$8,274	$10,620	$10,272
3/31/20	$7,475	$11,569	$10,455
3/31/21	$8,185	$11,651	$9,847
3/31/22	$7,073	$11,168	$10,392
3/31/23	$6,198	$10,633	$10,841
3/31/24	$5,856	$10,814	$11,046
3/31/25	$5,789	$11,342	$11,007
3/31/26	$6,086	$11,835	$10,554

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.14%	-5.75%	-4.85%
Class C (with CDSC) ‡	4.14%	-5.75%	-4.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Weakening Dollar 2x Strategy Fund | Class C | RYWJX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,008,652
  Total Number of Portfolio Holdings4
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$11,396

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Currency Futures Contracts Sold Short	-167.9%
OTC Currency Index Swap Agreements Sold Short	-34.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWJX-033126

Guggenheim Investments

Weakening Dollar 2x Strategy Fund

Class H | RYWBX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$199	1.93%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Weakening Dollar 2x Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,627	$10,044	$10,626
3/31/18	$10,314	$10,165	$9,519
3/31/19	$8,462	$10,620	$10,272
3/31/20	$7,702	$11,569	$10,455
3/31/21	$8,495	$11,651	$9,847
3/31/22	$7,397	$11,168	$10,392
3/31/23	$6,528	$10,633	$10,841
3/31/24	$6,225	$10,814	$11,046
3/31/25	$6,210	$11,342	$11,007
3/31/26	$6,579	$11,835	$10,554

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	5.93%	-4.98%	-4.10%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Weakening Dollar 2x Strategy Fund | Class H | RYWBX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$1,008,652
  Total Number of Portfolio Holdings4
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$11,396

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Currency Futures Contracts Sold Short	-167.9%
OTC Currency Index Swap Agreements Sold Short	-34.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYWBX-033126

Guggenheim Investments

U.S. Government Money Market Fund

Money Market Class | RYFXX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the U.S. Government Money Market Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Money Market Class	$107	1.05%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Money Market Class	3.10%	2.64%	1.55%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

During the reporting period, the U.S. Federal Open Market Committee ("FOMC") lowered the federal funds target range by 75 basis points as job gains slowed while inflation remained above the Fed’s target. One basis point is equal to 0.01%. In Q3 and Q4 of 2025, downside risks to employment resulted in the FOMC lowering the target range for the federal funds by 25 basis points three times to the 3.5-3.75 percent range. During Q1 2026 the unemployment rate looked to be stabilizing but recent geopolitical events have added some economic uncertainty to the market.  By the end of the reporting period, markets were not expecting any further cuts to the Federal Fund’s rate through the remainder of 2026.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Guggenheim Investments

U.S. Government Money Market Fund | Money Market Class | RYFXX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$341,345,973
  Total Number of Portfolio Holdings24
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$1,306,036

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Freddie Mac - Federal Agency Discount Notes	1.6%
Farmer Mac - Federal Agency Notes	2.9%
Federal Farm Credit Bank - Federal Agency Discount Notes	2.9%
Federal Home Loan Bank - Federal Agency Notes	5.4%
Federal Farm Credit Bank - Federal Agency Notes	8.7%
Federal Home Loan Bank - Federal Agency Discount Notes	20.4%
U.S. Treasury Bills	23.3%
Repurchase Agreements	25.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYFXX-033126

Guggenheim Investments

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements fiscal years ended March 31, 2026 and March 31, 2025 were $1,122,101 and $933,342, respectively.

(b)	Audit-Related Fees. The aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for the fiscal years ended March 31, 2026 and March 31, 2025 were $0 and $0, respectively.

(c)	Tax Fees. The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2026 and March 31, 2025 were $499,391 and $464,374, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)	All Other Fees. The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended March 31, 2026 and March 31, 2025 were $0 and $0, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1)	The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2)	None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $499,391 and $ 464,374 for 2026 and 2025, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual Financial Statements and Financial Highlights are attached herewith.

3.31.2026
Rydex Funds Annual Financial Report
GuggenheimInvestments.com
Sector Funds Domestic Equity Funds
Banking Fund Dow Jones Industrial Average
®
Fund
Basic Materials Fund Mid-Cap 1.5x Strategy Fund
Biotechnology Fund Inverse Mid-Cap Strategy Fund
Consumer Products Fund Monthly Rebalance NASDAQ-100
®
2x Strategy Fund
Electronics Fund NASDAQ-100
®
Fund
Energy Fund Inverse NASDAQ-100
®
Strategy Fund
Energy Services Fund Russell 2000
®
1.5x Strategy Fund
Financial Services Fund Russell 2000
®
Fund
Health Care Fund Inverse Russell 2000
®
Strategy Fund
Internet Fund Nova Fund
Leisure Fund S&P 500
®
Fund
Precious Metals Fund Inverse S&P 500
®
Strategy Fund
Real Estate Fund S&P 500
®
Pure Growth Fund
Retailing Fund S&P 500
®
Pure Value Fund
Technology Fund S&P MidCap 400
®
Pure Growth Fund
Telecommunications Fund S&P MidCap 400
®
Pure Value Fund
Transportation Fund S&P SmallCap 600
®
Pure Growth Fund
Utilities Fund S&P SmallCap 600
®
Pure Value Fund
Fixed Income Funds International Equity Funds
Emerging Markets Bond Strategy Fund Emerging Markets 2x Strategy Fund
Government Long Bond 1.2x Strategy Fund Inverse Emerging Markets 2x Strategy Fund
Inverse Government Long Bond Strategy Fund Europe 1.25x Strategy Fund
High Yield Strategy Fund Japan 2x Strategy Fund
Inverse High Yield Strategy Fund
Specialty Funds Money Market Fund
Strengthening Dollar 2x Strategy Fund U.S. Government Money Market Fund
Weakening Dollar 2x Strategy Fund
RSF-ANN-0325x0326

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Guggenheim Funds Distributors, LLC.

3 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
TABLE OF CONTENTS
BANKING FUND 5
BASIC MATERIALS FUND 12
BIOTECHNOLOGY FUND 19
CONSUMER PRODUCTS FUND 26
ELECTRONICS FUND 33
ENERGY FUND 40
ENERGY SERVICES FUND 47
FINANCIAL SERVICES FUND 53
HEALTH CARE FUND 61
INTERNET FUND 69
LEISURE FUND 76
PRECIOUS METALS FUND 83
REAL ESTATE FUND 90
RETAILING FUND 97
TECHNOLOGY FUND 104
TELECOMMUNICATIONS FUND 112
TRANSPORTATION FUND 119
UTILITIES FUND 126
DOW JONES INDUSTRIAL AVERAGE
®
FUND 133
MID-CAP 1.5x STRATEGY FUND 141
INVERSE MID-CAP STRATEGY FUND 153
MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND 160
NASDAQ-100
®
FUND 169
INVERSE NASDAQ-100
®
STRATEGY FUND 179
RUSSELL 2000
®
1.5x STRATEGY FUND 187
RUSSELL 2000
®
FUND 214
INVERSE RUSSELL 2000
®
STRATEGY FUND 240
NOVA FUND 247
S&P 500
®
FUND 260
INVERSE S&P 500
®
STRATEGY FUND 272
S&P 500
®
PURE GROWTH FUND 280
S&P 500
®
PURE VALUE FUND 287
S&P MIDCAP 400
®
PURE GROWTH FUND 294
S&P MIDCAP 400
®
PURE VALUE FUND 301
S&P SMALLCAP 600
®
PURE GROWTH FUND 308
S&P SMALLCAP 600
®
PURE VALUE FUND 316
EMERGING MARKETS BOND STRATEGY FUND 324

4 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
TABLE OF CONTENTS
GOVERNMENT LONG BOND 1.2x STRATEGY FUND 331
INVERSE GOVERNMENT LONG BOND STRATEGY FUND 338
HIGH YIELD STRATEGY FUND 345
INVERSE HIGH YIELD STRATEGY FUND 353
EMERGING MARKETS 2x STRATEGY FUND 360
INVERSE EMERGING MARKETS 2x STRATEGY FUND 368
EUROPE 1.25x STRATEGY FUND 375
JAPAN 2x STRATEGY FUND 383
STRENGTHENING DOLLAR 2x STRATEGY FUND 390
WEAKENING DOLLAR 2x STRATEGY FUND 397
U.S. GOVERNMENT MONEY MARKET FUND 404
NOTES TO FINANCIAL STATEMENTS 410
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 449
OTHER INFORMATION 451
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES 455
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES 456
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT
INVESTMENT COMPANIES 457
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT 458

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 5
SEE NOTES TO FINANCIAL STATEMENTS.
BANKING FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .4%
BANKS - 94 .0%
Citigroup, Inc.
2,572 $ 291,690
Wells Fargo & Co.
3,607 287,153
JPMorgan Chase & Co.
959 282,099
Bank of America Corp.
5,763 280,946
PNC Financial Services
Group, Inc.
1,095 227,859
U.S. Bancorp
4,256 221,355
Bank of New York Mellon
Corp.
1,863 221,008
Truist Financial Corp.
4,141 190,362
NU Holdings Limited/Cayman
Islands — Class A*
12,791 183,807
Fifth Third Bancorp
3,573 166,002
State Street Corp.
1,140 144,278
M&T Bank Corp.
674 139,329
Huntington Bancshares, Inc.
8,858 138,628
Citizens Financial Group, Inc.
2,068 124,018
Northern Trust Corp.
887 123,799
Regions Financial Corp.
4,582 119,682
KeyCorp
5,878 117,854
ICICI Bank Ltd. ADR
3,800 98,420
Toronto-Dominion Bank
1,015 94,710
East West Bancorp, Inc.
878 93,735
Pinnacle Financial Partners,
Inc.
1,041 89,672
Popular, Inc.
664 89,089
Bank of Nova Scotia
1,226 84,974
Royal Bank of Canada
518 83,802
First Citizens BancShares,
Inc. — Class A
44 82,925
Webster Financial Corp.
1,194 82,887
First Horizon Corp.
3,618 82,346
HDFC Bank Ltd. ADR
3,196 79,516
Wintrust Financial Corp.
555 77,112
Itau Unibanco Holding S.A.
ADR
8,964 75,118
SouthState Bank Corp.
803 74,294
Zions Bancorp North America
1,275 73,465
Columbia Banking System,
Inc.
2,591 71,071
Cullen/Frost Bankers, Inc.
518 71,007
HSBC Holdings plc ADR
835 68,879
Old National Bancorp
3,112 68,775
Western Alliance Bancorp
967 68,512
UMB Financial Corp.
600 67,674
Commerce Bancshares, Inc.
1,348 66,322
Barclays plc ADR
3,033 64,178
Grupo Financiero Galicia S.A.
ADR
1,365 63,759
Prosperity Bancshares, Inc.
948 63,687
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
BANKS - 94.0% (continued)
FNB Corp.
3,635 $ 60,777
Valley National Bancorp
4,903 60,209
Canadian Imperial Bank of
Commerce
633 59,977
United Bankshares, Inc.
1,442 59,728
UBS Group AG
1,491 58,253
Bank of Montreal
421 56,978
Deutsche Bank AG
1,910 56,880
Banco Bradesco S.A. ADR
15,477 56,491
Hancock Whitney Corp.
880 55,959
Bank OZK
1,194 54,793
Flagstar Bank North America
4,102 54,023
Mitsubishi UFJ Financial
Group, Inc. ADR
3,086 52,369
Eastern Bankshares, Inc.
2,627 51,384
Associated Banc-Corp
1,980 51,203
ING Groep N.V. ADR
1,956 50,954
International Bancshares
Corp.
707 47,574
Fulton Financial Corp.
2,335 47,494
First Financial Bankshares,
Inc.
1,569 46,207
WesBanco, Inc.
1,301 44,871
Cathay General Bancorp
891 44,425
First Hawaiian, Inc.
1,750 43,120
Seacoast Banking
Corporation of Florida
1,391 42,133
First Interstate BancSystem,
Inc. — Class A
1,254 41,884
Simmons First National
Corp. — Class A
2,136 41,545
CVB Financial Corp.
2,005 38,877
Texas Capital Bancshares,
Inc.*
378 35,865
Independent Bank Corp.
467 35,123
BOK Financial Corp.
246 31,503
Bancorp, Inc.*
538 28,907
Pathward Financial, Inc.
194 17,311
Total Banks 6,622,615
DIVERSIFIED FINANCIAL SERVICES - 3 .7%
Capital One Financial Corp.
1,451 264,706
SAVINGS & LOANS - 1 .7%
WSFS Financial Corp.
649 42,484
Banc of California, Inc.
2,249 39,537
WaFd, Inc.
1,190 37,366
Total Savings & Loans 119,387
Total Common Stocks
(Cost $3,899,600) 7,006,708
Total Investments - 99.4%
(Cost $3,899,600) $ 7,006,708
Other Assets & Liabilities, net - 0.6% 38,799
Total Net Assets - 100.0% $ 7,045,507
*
Non-income producing security.
ADR — American Depositary Receipt
plc — Public Limited Company

March 31, 2026
6 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BANKING FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 7,006,708 $ — $ — $ 7,006,708
– – – –

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 7
SEE NOTES TO FINANCIAL STATEMENTS.
BANKING FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $3,899,600) $ 7,006,708
Receivables:
Investments sold 101,534
Dividends 17,718
Foreign tax reclaims 1,531
Fund shares sold 918
Total assets 7,128,409
LIABILITIES:
Due to custodian 53,694
Payable for:
Fund shares redeemed 9,737
Investment advisory fees 5,148
Transfer agent fees 3,625
Fund accounting 1,023
Distribution and service fees 745
Trustees’ fees and expenses* 563
Other liabilities 8,367
Total liabilities
82,902
NET ASSETS $ 7,045,507
NET ASSETS CONSIST OF:
Paid-in capital $ 12,306,184
Total distributable earnings (loss) (5,260,677)
Net assets $ 7,045,507
Investor Class:
Net assets $ 3,516,096
Capital shares outstanding 30,254
Net asset value per share $ 116 .22
Class A:
Net assets $ 3,413,703
Capital shares outstanding 33,660
Net asset value per share $ 101 .42
Maximum offering price per share (Net asset value divided by 95.25%) $ 106 .48
Class C:
Net assets $ 5,804
Capital shares outstanding 70
Net asset value per share $ 83 .38
Class H:
Net assets $ 109,904
Capital shares outstanding 1,119
Net asset value per share $ 98 .26
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

8 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BANKING FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $7,533)
$ 384,444
Interest (net of foreign withholding tax of
$2) 3,315
Income from securities lending, net 1,292
Total investment income 389,051
EXPENSES:
Investment advisory fees 114,982
Distribution and service fees:
Class A 7,608
Class C 1,037
Class H 375
Transfer agent fees:
Investor Class 21,768
Class A 6,148
Class C 210
Class H 296
Registration and filing fees 14,326
Fund accounting fees 12,782
Administration fees 7,627
Professional fees 7,598
Trustees’ fees and expenses* 2,024
Custodian fees 1,967
Miscellaneous 7,429
Total expenses 206,177
Less:
Expenses reimbursed by Adviser (6,764)
Net expenses 199,413
Net investment income 189,638
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 1,985,911
Foreign currency transactions 7
Net realized gain 1,985,918
Net change in unrealized appreciation (depreciation) on:
Investments 1,885,763
Foreign currency translations (2)
Net change in unrealized appreciation (depreciation) 1,885,761
Net realized and unrealized gain 3,871,679
Net increase in net assets resulting from operations $ 4,061,317
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 9
SEE NOTES TO FINANCIAL STATEMENTS.
BANKING FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 189,638 $ 289,194
Net realized gain on investments 1,985,918 1,049,372
Net change in unrealized appreciation (depreciation) on investments 1,885,761 (1,909,793)
Net increase (decrease) in net assets resulting from operations 4,061,317 (571,227)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (147,925) (173,671)
Class A (132,738) (101,730)
Class C (3,421) (9,507)
Class H (5,110) (6,707)
Total distributions to shareholders (289,194) (291,615)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 27,146,216 56,535,563
Class A 1,857,201 1,334,795
Class C 102,138 73,767
Class H 312,210 302,766
Distributions reinvested
Investor Class 146,418 170,841
Class A 132,285 101,356
Class C 3,421 9,507
Class H 5,110 6,707
Cost of shares redeemed
Investor Class (50,298,499) (55,912,178)
Class A (1,223,314) (1,866,195)
Class C (299,545) (241,429)
Class H (371,403) (401,362)
Net increase (decrease) from capital share transactions (22,487,762) 114,138
Net decrease in net assets (18,715,639) (748,704)
NET ASSETS:
Beginning of year 25,761,146 26,509,850
End of year $ 7,045,507 $ 25,761,146
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 239,023 566,825
Class A 18,594 15,794
Class C 1,230 1,034
Class H 3,140 3,753
Shares issued from reinvestment of distributions
Investor Class 1,205 1,604
Class A 1,246 1,082
Class C 39 121
Class H 50 74
Shares redeemed
Investor Class (445,426) (599,608)
Class A (12,544) (22,127)
Class C (3,608) (3,414)
Class H (3,955) (5,075)
Net decrease in shares (201,006) (39,937)

10 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BANKING FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 98.33 $ 88.13 $ 70.50 $ 99.66 $ 95.71
Income (loss) from investment operations:
Net investment income (loss)
a
1 .59 1 .71 1 .96 1 .43 1 .03
Net gain (loss) on investments (realized and unrealized) 20 .34 11 .82
b
16 .90 ( 28 .00 ) 3 .42
Total from investment operations 21 .93 13 .53 18 .86 ( 26 .57 ) 4 .45
Less distributions from:
Net investment income ( 4 .04 ) ( 3 .33 ) ( 1 .23 ) ( 2 .59 ) ( 0 .50 )
Total distributions ( 4 .04 ) ( 3 .33 ) ( 1 .23 ) ( 2 .59 ) ( 0 .50 )
Net asset value, end of period $ 116.22 $ 98.33 $ 88.13 $ 70.50 $ 99.66
Total Return 22 .12% 15 .06% 26 .99% ( 27 .01 ) % 4 .62%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,516 $ 23,151 $ 23,499 $ 1,531 $ 4,239
Ratios to average net assets:
Net investment income (loss) 1 .50% 1 .80% 2 .46% 1 .62% 1 .02%
Total expenses 1 .46% 1 .43% 1 .43% 1 .40% 1 .36%
Net expenses
c
1 .42% 1 .38% 1 .39% 1 .40% 1 .36%
Portfolio turnover rate 179% 280% 233% 384% 501%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 86.41 $ 77.97 $ 62.66 $ 89.12 $ 85.85
Income (loss) from investment operations:
Net investment income (loss)
a
1 .13 1 .16 1 .49 1 .08 0 .71
Net gain (loss) on investments (realized and unrealized) 17 .92 10 .61
b
15 .05 ( 24 .95 ) 3 .06
Total from investment operations 19 .05 11 .77 16 .54 ( 23 .87 ) 3 .77
Less distributions from:
Net investment income ( 4 .04 ) ( 3 .33 ) ( 1 .23 ) ( 2 .59 ) ( 0 .50 )
Total distributions ( 4 .04 ) ( 3 .33 ) ( 1 .23 ) ( 2 .59 ) ( 0 .50 )
Net asset value, end of period $ 101.42 $ 86.41 $ 77.97 $ 62.66 $ 89.12
Total Return
d
21 .84% 14 .76% 26 .66% ( 27 .18 ) % 4 .36%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,414 $ 2,278 $ 2,465 $ 2,845 $ 4,591
Ratios to average net assets:
Net investment income (loss) 1 .13% 1 .36% 2 .25% 1 .38% 0 .77%
Total expenses 1 .68% 1 .69% 1 .69% 1 .65% 1 .61%
Net expenses
c
1 .63% 1 .64% 1 .65% 1 .65% 1 .61%
Portfolio turnover rate 179% 280% 233% 384% 501%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 11
SEE NOTES TO FINANCIAL STATEMENTS.
BANKING FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 72.14 $ 66.03 $ 53.62 $ 77.28 $ 75.07
Income (loss) from investment operations:
Net investment income (loss)
a
0 .33 0 .46 0 .85 0 .41 0 .03
Net gain (loss) on investments (realized and unrealized) 14 .95 8 .98
b
12 .79 ( 21 .48 ) 2 .68
Total from investment operations 15 .28 9 .44 13 .64 ( 21 .07 ) 2 .71
Less distributions from:
Net investment income ( 4 .04 ) ( 3 .33 ) ( 1 .23 ) ( 2 .59 ) ( 0 .50 )
Total distributions ( 4 .04 ) ( 3 .33 ) ( 1 .23 ) ( 2 .59 ) ( 0 .50 )
Net asset value, end of period $ 83.38 $ 72.14 $ 66.03 $ 53.62 $ 77.28
Total Return
d
20 .92% 13 .91% 25 .72% ( 27 .73 ) % 3 .58%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 6 $ 174 $ 308 $ 828 $ 2,010
Ratios to average net assets:
Net investment income (loss) 0 .42% 0 .64% 1 .54% 0 .61% 0 .03%
Total expenses 2 .45% 2 .44% 2 .43% 2 .40% 2 .36%
Net expenses
c
2 .40% 2 .39% 2 .41% 2 .40% 2 .36%
Portfolio turnover rate 179% 280% 233% 384% 501%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 83.81 $ 75.71 $ 60.85 $ 86.66 $ 83.48
Income (loss) from investment operations:
Net investment income (loss)
a
1 .07 1 .17 1 .47 0 .91 0 .63
Net gain (loss) on investments (realized and unrealized) 17 .42 10 .26
b
14 .62 ( 24 .13 ) 3 .05
Total from investment operations 18 .49 11 .43 16 .09 ( 23 .22 ) 3 .68
Less distributions from:
Net investment income ( 4 .04 ) ( 3 .33 ) ( 1 .23 ) ( 2 .59 ) ( 0 .50 )
Total distributions ( 4 .04 ) ( 3 .33 ) ( 1 .23 ) ( 2 .59 ) ( 0 .50 )
Net asset value, end of period $ 98.26 $ 83.81 $ 75.71 $ 60.85 $ 86.66
Total Return 21 .84% 14 .77% 26 .66% ( 27 .18 ) % 4 .38%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 110 $ 158 $ 237 $ 114 $ 2,316
Ratios to average net assets:
Net investment income (loss) 1 .12% 1 .42% 2 .23% 1 .16% 0 .71%
Total expenses 1 .68% 1 .69% 1 .69% 1 .65% 1 .60%
Net expenses
c
1 .63% 1 .64% 1 .65% 1 .65% 1 .60%
Portfolio turnover rate 179% 280% 233% 384% 501%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
d
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
12 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
MINING - 38 .1%
Newmont Corp.
9,742 $ 1,054,572
Freeport-McMoRan, Inc.
15,780 927,548
Coeur Mining, Inc.*
33,405 627,012
Barrick Mining Corp.
12,788 521,623
Royal Gold, Inc.
1,784 454,010
Agnico Eagle Mines Ltd.
2,203 447,165
Alcoa Corp.
6,307 418,343
BHP Group Ltd. ADR
5,668 412,290
Rio Tinto plc ADR
4,369 407,584
Kinross Gold Corp.
13,317 406,435
Teck Resources
Ltd. — Class B
7,576 392,058
Pan American Silver Corp.
7,134 389,730
Southern Copper Corp.
2,215 381,113
Wheaton Precious Metals
Corp.
2,841 372,199
Anglogold Ashanti plc
3,711 361,303
Equinox Gold Corp.
24,865 359,548
Franco-Nevada Corp.
1,455 359,458
First Majestic Silver Corp.
16,271 349,501
Hudbay Minerals, Inc.
16,166 337,869
B2Gold Corp.
74,164 335,963
Alamos Gold, Inc. — Class A
7,523 334,247
Harmony Gold Mining
Company Ltd. ADR
21,611 332,161
Hecla Mining Co.
17,712 329,975
IAMGOLD Corp.*
17,356 326,640
Gold Fields Ltd. ADR
7,112 322,885
Sibanye Stillwater Ltd. ADR
24,778 305,265
Fortuna Mining Corp.*
30,390 301,773
Eldorado Gold Corp.
8,740 300,044
OR Royalties, Inc.
7,860 298,837
Endeavour Silver Corp.*
31,943 297,389
Novagold Resources, Inc.*
29,226 262,449
MP Materials Corp.*
5,192 250,566
TMC the metals co, Inc.*
53,445 249,588
SSR Mining, Inc.*
8,287 243,638
Century Aluminum Co.*
3,420 200,720
USA Rare Earth, Inc.*
10,350 156,647
Perpetua Resources Corp.*
5,207 146,421
US Antimony Corp.*
11,642 101,635
Critical Metals Corp.*
8,566 68,014
Total Mining 14,144,218
CHEMICALS - 29 .8%
Linde plc
3,023 1,498,682
Sherwin-Williams Co.
2,702 866,126
Ecolab, Inc.
3,019 803,114
Air Products and Chemicals,
Inc.
2,691 781,709
Albemarle Corp.
3,091 554,927
Dow, Inc.
13,034 542,866
PPG Industries, Inc.
4,769 509,711
LyondellBasell Industries
N.V. — Class A
5,570 448,719
DuPont de Nemours, Inc.
9,512 435,650
International Flavors &
Fragrances, Inc.
5,854 424,708
CF Industries Holdings, Inc.
3,137 407,308
Solstice Advanced Materials,
Inc.
4,690 357,190
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
CHEMICALS - 29.8% (continued)
Nutrien Ltd.
4,728 $ 356,775
RPM International, Inc.
3,582 356,051
Element Solutions, Inc.
9,243 315,556
Eastman Chemical Co.
3,903 297,877
Celanese Corp. — Class A
4,017 264,198
Mosaic Co.
9,647 245,999
Axalta Coating Systems Ltd.*
8,767 242,846
Chemours Co.
9,175 202,125
Westlake Corp.
1,686 196,959
Olin Corp.
6,277 186,615
FMC Corp.
9,220 158,768
Sensient Technologies Corp.
1,795 155,160
Huntsman Corp.
10,766 143,295
Innospec, Inc.
1,885 137,643
Balchem Corp.
699 118,467
Hawkins, Inc.
480 73,728
Total Chemicals 11,082,772
BUILDING MATERIALS - 9 .5%
Vulcan Materials Co.
2,226 606,140
Martin Marietta Materials, Inc.
1,013 596,333
CRH plc
4,849 509,727
Amrize Ltd.*
7,062 395,613
Cemex SAB de CV ADR
33,738 385,963
James Hardie Industries plc*
19,783 374,690
Eagle Materials, Inc.
1,303 246,853
Knife River Corp.*
2,702 220,618
Louisiana-Pacific Corp.
2,913 211,921
Total Building Materials 3,547,858
PACKAGING & CONTAINERS - 8 .5%
Packaging Corporation of
America
2,056 436,324
Smurfit Westrock plc
9,886 393,957
Amcor plc
9,867 392,213
Ball Corp.
6,522 385,516
Crown Holdings, Inc.
3,280 328,820
AptarGroup, Inc.
2,245 282,915
Sealed Air Corp.
5,884 247,422
Sonoco Products Co.
4,301 232,641
Silgan Holdings, Inc.
4,659 180,769
Graphic Packaging Holding
Co.
17,538 174,328
TriMas Corp.
3,102 111,486
Total Packaging & Containers 3,166,391
IRON & STEEL - 7 .7%
Nucor Corp.
3,696 624,994
Steel Dynamics, Inc.
2,837 510,660
Vale S.A. ADR
31,679 504,013
Reliance, Inc.
1,322 401,782
ArcelorMittal S.A.
6,315 328,254
Commercial Metals Co.
4,357 267,650
Cleveland-Cliffs, Inc.*
25,531 215,737
Total Iron & Steel 2,853,090
BIOTECHNOLOGY - 2 .0%
Corteva, Inc.
9,061 758,496
FOREST PRODUCTS & PAPER - 1 .2%
International Paper Co.
12,618 450,463

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 13
SEE NOTES TO FINANCIAL STATEMENTS.
BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
HOUSEHOLD PRODUCTS & HOUSEWARES - 1 .0%
Avery Dennison Corp.
2,124 $ 366,772
COAL - 0 .8%
Warrior Met Coal, Inc.
2,441 227,379
Ramaco Resources,
Inc. — Class A*
5,706 88,215
Total Coal 315,594
HOUSEWARES - 0 .5%
Scotts Miracle-Gro Co.
2,778 168,930
ENVIRONMENTAL CONTROL - 0 .2%
PureCycle Technologies, Inc.*
16,726 86,808
ENERGY-ALTERNATE SOURCES - 0 .2%
ASP Isotopes, Inc.*
13,589 60,063
Total Common Stocks
(Cost $21,983,207) 37,001,455
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 72,737 $ 72,737
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 66,101 66,101
Total Repurchase Agreements
(Cost $138,838) 138,838
Total Investments - 99.9%
(Cost $22,122,045) $ 37,140,293
Other Assets & Liabilities, net - 0.1% 18,977
Total Net Assets - 100.0% $ 37,159,270
*
Non-income producing security.
a
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 37,001,455 $ — $ — $ 37,001,455
Repurchase Agreements — 138,838 — 138,838
Total Assets $ 37,001,455 $ 138,838 $ — $ 37,140,293
– – – –

14 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BASIC MATERIALS FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $21,983,207) $ 37,001,455
Repurchase agreements, at value (cost $138,838) 138,838
Cash 9
Segregated cash due from broker 39,274
Receivables:
Investments sold 2,438,366
Fund shares sold 105,071
Dividends 44,898
Foreign tax reclaims 1,123
Interest 18
Securities lending income 7
Total assets 39,769,059
LIABILITIES:
Payable for:
Fund shares redeemed 2,534,712
Investment advisory fees 27,173
Transfer agent fees 15,803
Fund accounting 5,364
Distribution and service fees 2,959
Trustees’ fees and expenses* 1,585
Other liabilities 22,193
Total liabilities
2,609,789
NET ASSETS $ 37,159,270
NET ASSETS CONSIST OF:
Paid-in capital $ 25,384,253
Total distributable earnings (loss) 11,775,017
Net assets $ 37,159,270
Investor Class:
Net assets $ 26,456,817
Capital shares outstanding 269,610
Net asset value per share $ 98 .13
Class A:
Net assets $ 8,320,091
Capital shares outstanding 95,090
Net asset value per share $ 87 .50
Maximum offering price per share (Net asset value divided by 95.25%) $ 91 .86
Class C:
Net assets $ 1,223,057
Capital shares outstanding 18,035
Net asset value per share $ 67 .82
Class H:
Net assets $ 1,159,305
Capital shares outstanding 13,849
Net asset value per share $ 83 .71
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 15
SEE NOTES TO FINANCIAL STATEMENTS.
BASIC MATERIALS FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $15,077)
$ 528,741
Interest
6,240
Income from securities lending, net 1,675
Total investment income 536,656
EXPENSES:
Investment advisory fees 245,180
Distribution and service fees:
Class A 17,904
Class C 9,591
Class H 2,859
Transfer agent fees:
Investor Class 39,779
Class A 14,473
Class C 1,950
Class H 2,258
Registration and filing fees 28,916
Fund accounting fees 28,093
Administration fees 14,743
Professional fees 14,017
Custodian fees 4,088
Trustees’ fees and expenses* 3,808
Line of credit fees 21
Miscellaneous 14,811
Total expenses 442,491
Less:
Expenses reimbursed by Adviser (14,423)
Net expenses 428,068
Net investment income 108,588
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 1,339,703
Foreign currency transactions (17)
Net realized gain 1,339,686
Net change in unrealized appreciation (depreciation) on:
Investments 6,650,619
Net change in unrealized appreciation (depreciation) 6,650,619
Net realized and unrealized gain 7,990,305
Net increase in net assets resulting from operations $ 8,098,893
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

16 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BASIC MATERIALS FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 108,588 $ 116,821
Net realized gain on investments 1,339,686 3,071,365
Net change in unrealized appreciation (depreciation) on investments 6,650,619 (3,707,128)
Net increase (decrease) in net assets resulting from operations 8,098,893 (518,942)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (1,469,236) (1,661,579)
Class A (664,789) (713,109)
Class C (116,199) (147,923)
Class H (87,915) (127,539)
Total distributions to shareholders (2,338,139) (2,650,150)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 45,095,224 11,309,203
Class A 1,642,611 1,487,818
Class C 434,209 117,383
Class H 1,030,558 217,844
Distributions reinvested
Investor Class 1,427,917 1,611,461
Class A 653,526 700,267
Class C 112,500 147,355
Class H 82,542 127,139
Cost of shares redeemed
Investor Class (38,969,789) (15,053,250)
Class A (1,725,733) (2,494,375)
Class C (368,944) (913,888)
Class H (1,050,334) (374,616)
Net increase (decrease) from capital share transactions 8,364,287 (3,117,659)
Net increase (decrease) in net assets 14,125,041 (6,286,751)
NET ASSETS:
Beginning of year 23,034,229 29,320,980
End of year $ 37,159,270 $ 23,034,229
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 498,664 135,558
Class A 20,162 19,279
Class C 6,550 1,888
Class H 13,842 2,870
Shares issued from reinvestment of distributions
Investor Class 16,151 20,557
Class A 8,284 9,892
Class C 1,836 2,595
Class H 1,094 1,870
Shares redeemed
Investor Class (446,666) (178,830)
Class A (21,410) (32,621)
Class C (5,902) (14,848)
Class H (13,846) (5,492)
Net increase (decrease) in shares 78,759 (37,282)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 17
SEE NOTES TO FINANCIAL STATEMENTS.
BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 75.97 $ 86.40 $ 80.67 $ 89.73 $ 78.37
Income (loss) from investment operations:
Net investment income (loss)
a
0 .44 0 .46 0 .67 0 .89 0 .60
Net gain (loss) on investments (realized and unrealized) 29 .24 ( 2 .31 ) 6 .81 ( 8 .66 ) 12 .39
Total from investment operations 29 .68 ( 1 .85 ) 7 .48 ( 7 .77 ) 12 .99
Less distributions from:
Net investment income ( 0 .57 ) ( 0 .04 ) ( 1 .75 ) ( 1 .29 ) —
Net realized gains ( 6 .95 ) ( 8 .54 ) — — ( 1 .63 )
Total distributions ( 7 .52 ) ( 8 .58 ) ( 1 .75 ) ( 1 .29 ) ( 1 .63 )
Net asset value, end of period $ 98.13 $ 75.97 $ 86.40 $ 80.67 $ 89.73
Total Return 40 .16% ( 2 .45 ) % 9 .55% ( 8 .59 ) % 16 .72%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 26,457 $ 15,305 $ 19,369 $ 23,164 $ 51,058
Ratios to average net assets:
Net investment income (loss) 0 .49% 0 .55% 0 .85% 1 .11% 0 .71%
Total expenses 1 .43% 1 .44% 1 .43% 1 .39% 1 .36%
Net expenses
b
1 .38% 1 .39% 1 .40% 1 .39% 1 .36%
Portfolio turnover rate 136% 51% 49% 126% 169%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 68.55 $ 78.99 $ 74.08 $ 82.73 $ 72.55
Income (loss) from investment operations:
Net investment income (loss)
a
0 .17 0 .24 0 .46 0 .56 0 .35
Net gain (loss) on investments (realized and unrealized) 26 .30 ( 2 .10 ) 6 .20 ( 7 .92 ) 11 .46
Total from investment operations 26 .47 ( 1 .86 ) 6 .66 ( 7 .36 ) 11 .81
Less distributions from:
Net investment income ( 0 .57 ) ( 0 .04 ) ( 1 .75 ) ( 1 .29 ) —
Net realized gains ( 6 .95 ) ( 8 .54 ) — — ( 1 .63 )
Total distributions ( 7 .52 ) ( 8 .58 ) ( 1 .75 ) ( 1 .29 ) ( 1 .63 )
Net asset value, end of period $ 87.50 $ 68.55 $ 78.99 $ 74.08 $ 82.73
Total Return
c
39 .83% ( 2 .70 ) % 9 .29% ( 8 .83 ) % 16 .43%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 8,320 $ 6,036 $ 7,228 $ 7,563 $ 7,506
Ratios to average net assets:
Net investment income (loss) 0 .22% 0 .32% 0 .63% 0 .77% 0 .45%
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 136% 51% 49% 126% 169%

18 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 54.87 $ 65.40 $ 62.10 $ 70.12 $ 62.18
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .34 ) ( 0 .30 ) ( 0 .11 ) —
d
( 0 .18 )
Net gain (loss) on investments (realized and unrealized) 20 .81 ( 1 .65 ) 5 .16 ( 6 .73 ) 9 .75
Total from investment operations 20 .47 ( 1 .95 ) 5 .05 ( 6 .73 ) 9 .57
Less distributions from:
Net investment income ( 0 .57 ) ( 0 .04 ) ( 1 .75 ) ( 1 .29 ) —
Net realized gains ( 6 .95 ) ( 8 .54 ) — — ( 1 .63 )
Total distributions ( 7 .52 ) ( 8 .58 ) ( 1 .75 ) ( 1 .29 ) ( 1 .63 )
Net asset value, end of period $ 67.82 $ 54.87 $ 65.40 $ 62.10 $ 70.12
Total Return
c
38 .78% ( 3 .43 ) % 8 .47% ( 9 .51 ) % 15 .57%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,223 $ 853 $ 1,695 $ 2,627 $ 3,839
Ratios to average net assets:
Net investment income (loss) ( 0 .54 ) % ( 0 .47 ) % ( 0 .18 ) % —
e
( 0 .27 ) %
Total expenses 2 .43% 2 .43% 2 .43% 2 .39% 2 .36%
Net expenses
b
2 .38% 2 .38% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 136% 51% 49% 126% 169%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 65.84 $ 76.20 $ 71.53 $ 79.95 $ 70.17
Income (loss) from investment operations:
Net investment income (loss)
a
0 .14 0 .24 0 .41 0 .28 0 .56
Net gain (loss) on investments (realized and unrealized) 25 .25 ( 2 .02 ) 6 .01 ( 7 .41 ) 10 .85
Total from investment operations 25 .39 ( 1 .78 ) 6 .42 ( 7 .13 ) 11 .41
Less distributions from:
Net investment income ( 0 .57 ) ( 0 .04 ) ( 1 .75 ) ( 1 .29 ) —
Net realized gains ( 6 .95 ) ( 8 .54 ) — — ( 1 .63 )
Total distributions ( 7 .52 ) ( 8 .58 ) ( 1 .75 ) ( 1 .29 ) ( 1 .63 )
Net asset value, end of period $ 83.71 $ 65.84 $ 76.20 $ 71.53 $ 79.95
Total Return 39 .81% ( 2 .69 ) % 9 .29% ( 8 .85 ) % 16 .42%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,159 $ 840 $ 1,030 $ 1,563 $ 10,420
Ratios to average net assets:
Net investment income (loss) 0 .19% 0 .33% 0 .59% 0 .38% 0 .73%
Total expenses 1 .68% 1 .69% 1 .68% 1 .65% 1 .60%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .65% 1 .60%
Portfolio turnover rate 136% 51% 49% 126% 169%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.
d
Less than $0.01 per share.
e
Less than 0.01% or (0.01%).

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 19
SEE NOTES TO FINANCIAL STATEMENTS.
BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
BIOTECHNOLOGY - 72 .9%
Amgen, Inc.
20,093 $ 7,069,722
Gilead Sciences, Inc.
48,042 6,695,614
Vertex Pharmaceuticals, Inc.*
12,119 5,411,618
Regeneron Pharmaceuticals,
Inc.
6,224 4,808,911
Alnylam Pharmaceuticals,
Inc.*
10,632 3,517,810
Insmed, Inc.*
20,277 3,315,695
BeOne Medicines Ltd. ADR*
10,395 3,087,003
United Therapeutics Corp.*
4,711 2,793,529
Biogen, Inc.*
14,803 2,713,834
Royalty Pharma
plc — Class  A
55,739 2,673,800
Illumina, Inc.*
19,053 2,348,473
Revolution Medicines, Inc.*
23,475 2,282,944
Moderna, Inc.*
43,818 2,225,954
Argenx SE ADR*
2,961 2,162,270
Incyte Corp.*
22,317 2,100,476
Bridgebio Pharma, Inc.*
,a
26,764 1,987,495
Roivant Sciences Ltd.*
68,372 1,893,904
Ionis Pharmaceuticals, Inc.*
24,870 1,867,488
Exelixis, Inc.*
40,607 1,741,634
BioMarin Pharmaceutical,
Inc.*
29,738 1,679,900
Apellis Pharmaceuticals, Inc.*
41,107 1,653,735
Arrowhead Pharmaceuticals,
Inc.*
26,370 1,653,399
Cytokinetics, Inc.*
24,093 1,587,970
CRISPR Therapeutics AG*
32,054 1,524,809
Halozyme Therapeutics, Inc.*
22,712 1,467,877
BioNTech SE ADR*
16,159 1,436,212
Axsome Therapeutics, Inc.*
8,171 1,381,062
Cogent Biosciences, Inc.*
34,752 1,337,604
Arcellx, Inc.*
11,645 1,337,079
TG Therapeutics, Inc.*
39,225 1,303,054
PTC Therapeutics, Inc.*
18,935 1,290,042
Scholar Rock Holding Corp.*
25,883 1,272,408
Amicus Therapeutics, Inc.*
76,280 1,103,009
Apogee Therapeutics, Inc.*
12,066 1,015,595
Kymera Therapeutics, Inc.*
11,658 970,995
Viking Therapeutics, Inc.*
,a
29,278 952,706
Summit Therapeutics, Inc.*
49,213 933,078
Nuvalent, Inc. — Class A*
9,053 927,480
ACADIA Pharmaceuticals,
Inc.*
40,673 905,381
Travere Therapeutics, Inc.*
30,251 898,757
Sarepta Therapeutics, Inc.*
40,226 875,318
Celcuity, Inc.*
7,658 874,084
Arcutis Biotherapeutics, Inc.*
36,923 869,906
Veracyte, Inc.*
26,685 859,524
Liquidia Corp.*
22,146 835,790
Beam Therapeutics, Inc.*
31,896 760,082
Ultragenyx Pharmaceutical,
Inc.*
34,041 713,159
Praxis Precision Medicines,
Inc.*
2,092 674,021
Soleno Therapeutics, Inc.*
19,659 658,183
Recursion Pharmaceuticals,
Inc. — Class A*
208,931 641,418
Krystal Biotech, Inc.*
,a
2,474 639,084
Legend Biotech Corp. ADR*
35,054 634,127
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
BIOTECHNOLOGY - 72.9% (continued)
Intellia Therapeutics, Inc.*
49,463 $ 634,116
ADMA Biologics, Inc.*
65,635 591,371
Total Biotechnology 97,590,509
PHARMACEUTICALS - 20 .6%
AbbVie, Inc.
45,923 9,987,793
AstraZeneca plc
10,974 2,164,292
Viatris, Inc.
150,073 2,027,486
Alkermes plc*
56,068 1,982,565
Jazz Pharmaceuticals plc*
10,448 1,975,194
Neurocrine Biosciences, Inc.*
14,527 1,913,787
Vaxcyte, Inc.*
26,383 1,533,116
Ascendis Pharma A/S ADR*
5,974 1,366,433
Madrigal Pharmaceuticals,
Inc.*
2,329 1,219,162
Mirum Pharmaceuticals, Inc.*
13,080 1,208,331
Protagonist Therapeutics,
Inc.*
11,198 1,180,269
Rhythm Pharmaceuticals,
Inc.*
12,158 1,057,381
Total Pharmaceuticals 27,615,809
HEALTHCARE-PRODUCTS - 4 .8%
Natera, Inc.*
14,145 2,828,859
Guardant Health, Inc.*
20,606 1,903,376
Twist Bioscience Corp.*
20,054 952,966
GRAIL, Inc.*
12,830 663,054
Total Healthcare-Products 6,348,255
HEALTHCARE-SERVICES - 1 .3%
Medpace Holdings, Inc.*
3,540 1,699,873
Total Common Stocks
(Cost $78,991,658) 133,254,446
RIGHTS - 0 .0%
BIOTECHNOLOGY - 0 .0%
Akero Therapeutics, Inc.*
,b
17,387 2
CONSUMER, NON-CYCLICAL - 0 .0%
Sanofi S.A.
Expiring 06/30/32*
,b
8,866 1
Total Rights
(Cost $—) 3
FACE
AMOUNT
REPURCHASE AGREEMENTS
c
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 311,357 311,357
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 282,954 282,954
Total Repurchase Agreements
(Cost $594,311) 594,311
Total Investments - 100.0%
(Cost $79,585,969) $ 133,848,760
Other Assets & Liabilities, net - 0.0% 64,308
Total Net Assets - 100.0% $ 133,913,068

March 31, 2026
20 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Value determined based on Level 3 inputs — See Note 4 .
c
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 133,254,446 $ — $ — $ 133,254,446
Rights — — 3 3
Repurchase Agreements — 594,311 — 594,311
Total Assets $ 133,254,446 $ 594,311 $ 3 $ 133,848,760
– – – –

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 21
SEE NOTES TO FINANCIAL STATEMENTS.
BIOTECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $1,647,215 of securities loaned (cost $78,991,658) $ 133,254,449
Repurchase agreements, at value (cost $594,311) 594,311
Cash 109
Segregated cash due from broker 168,116
Receivables:
Investments sold 1,292,057
Fund shares sold 80,080
Foreign tax reclaims 4,335
Securities lending income 485
Interest 77
Total assets 135,394,019
LIABILITIES:
Payable for:
Fund shares redeemed 1,234,747
Investment advisory fees 86,805
Transfer agent fees 52,198
Fund accounting 16,945
Trustees’ fees and expenses* 5,583
Distribution and service fees 4,314
Other liabilities 80,359
Total liabilities
1,480,951
NET ASSETS $ 133,913,068
NET ASSETS CONSIST OF:
Paid-in capital $ 82,802,961
Total distributable earnings (loss) 51,110,107
Net assets $ 133,913,068
Investor Class:
Net assets $ 113,667,429
Capital shares outstanding 1,488,432
Net asset value per share $ 76 .37
Class A:
Net assets $ 15,054,177
Capital shares outstanding 239,175
Net asset value per share $ 62 .94
Maximum offering price per share (Net asset value divided by 95.25%) $ 66 .08
Class C:
Net assets $ 396,219
Capital shares outstanding 9,031
Net asset value per share $ 43 .87
Class H:
Net assets $ 4,795,243
Capital shares outstanding 81,189
Net asset value per share $ 59 .06
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

22 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BIOTECHNOLOGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $560)
$ 767,731
Interest
23,943
Income from securities lending, net 21,418
Total investment income 813,092
EXPENSES:
Investment advisory fees 863,524
Distribution and service fees:
Class A 34,334
Class C 4,816
Class H 11,083
Transfer agent fees:
Investor Class 168,558
Class A 27,804
Class C 978
Class H 8,991
Registration and filing fees 102,501
Fund accounting fees 98,431
Administration fees 52,855
Professional fees 49,911
Custodian fees 14,406
Trustees’ fees and expenses* 13,615
Line of credit fees 138
Miscellaneous 51,450
Total expenses 1,503,395
Less:
Expenses reimbursed by Adviser (50,797)
Net expenses 1,452,598
Net investment loss (639,506)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 10,345,558
Net realized gain 10,345,558
Net change in unrealized appreciation (depreciation) on:
Investments 18,706,651
Net change in unrealized appreciation (depreciation) 18,706,651
Net realized and unrealized gain 29,052,209
Net increase in net assets resulting from operations $ 28,412,703
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 23
SEE NOTES TO FINANCIAL STATEMENTS.
BIOTECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (639,506) $ (567,790)
Net realized gain on investments 10,345,558 15,323,055
Net change in unrealized appreciation (depreciation) on investments 18,706,651 (16,898,230)
Net increase (decrease) in net assets resulting from operations 28,412,703 (2,142,965)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (9,896,893) (9,701,133)
Class A (2,002,938) (1,949,576)
Class C (89,744) (113,689)
Class H (726,805) (693,526)
Total distributions to shareholders (12,716,380) (12,457,924)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 67,211,705 64,276,404
Class A 1,269,292 2,045,858
Class C 271,410 241,921
Class H 834,597 259,634
Distributions reinvested
Investor Class 9,499,479 9,212,273
Class A 1,953,653 1,904,738
Class C 74,806 113,011
Class H 707,625 692,709
Cost of shares redeemed
Investor Class (45,908,198) (80,516,169)
Class A (2,833,408) (3,864,732)
Class C (520,962) (686,376)
Class H (1,443,447) (1,354,279)
Net increase (decrease) from capital share transactions 31,116,552 (7,675,008)
Net increase (decrease) in net assets 46,812,875 (22,275,897)
NET ASSETS:
Beginning of year 87,100,193 109,376,090
End of year $ 133,913,068 $ 87,100,193
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 905,697 893,682
Class A 21,307 32,226
Class C 5,675 4,610
Class H 14,366 4,355
Shares issued from reinvestment of distributions
Investor Class 127,750 136,701
Class A 31,855 33,387
Class C 1,746 2,662
Class H 12,296 12,828
Shares redeemed
Investor Class (644,569) (1,114,226)
Class A (46,994) (60,853)
Class C (11,337) (13,621)
Class H (25,847) (22,635)
Net increase (decrease) in shares 391,945 (90,884)

24 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 63.62 $ 74.64 $ 68.29 $ 73.30 $ 94.01
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .41 ) ( 0 .37 ) ( 0 .26 ) ( 0 .24 ) ( 0 .52 )
Net gain (loss) on investments (realized and unrealized) 22 .57 ( 1 .23 ) 6 .61 ( 3 .87 ) ( 4 .42 )
Total from investment operations 22 .16 ( 1 .60 ) 6 .35 ( 4 .11 ) ( 4 .94 )
Less distributions from:
Net realized gains ( 9 .41 ) ( 9 .42 ) — ( 0 .90 ) ( 15 .77 )
Total distributions ( 9 .41 ) ( 9 .42 ) — ( 0 .90 ) ( 15 .77 )
Net asset value, end of period $ 76.37 $ 63.62 $ 74.64 $ 68.29 $ 73.30
Total Return 35 .22% ( 2 .85 ) % 9 .30% ( 5 .64 ) % ( 6 .81 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 113,667 $ 69,949 $ 88,328 $ 93,776 $ 122,777
Ratios to average net assets:
Net investment income (loss) ( 0 .58 ) % ( 0 .50 ) % ( 0 .37 ) % ( 0 .34 ) % ( 0 .56 ) %
Total expenses 1 .43% 1 .44% 1 .43% 1 .39% 1 .36%
Net expenses
b
1 .38% 1 .39% 1 .40% 1 .39% 1 .36%
Portfolio turnover rate 75% 79% 51% 61% 65%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 53.82 $ 64.71 $ 59.35 $ 63.98 $ 84.21
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .50 ) ( 0 .47 ) ( 0 .38 ) ( 0 .35 ) ( 0 .65 )
Net gain (loss) on investments (realized and unrealized) 19 .03 ( 1 .00 ) 5 .74 ( 3 .38 ) ( 3 .81 )
Total from investment operations 18 .53 ( 1 .47 ) 5 .36 ( 3 .73 ) ( 4 .46 )
Less distributions from:
Net realized gains ( 9 .41 ) ( 9 .42 ) — ( 0 .90 ) ( 15 .77 )
Total distributions ( 9 .41 ) ( 9 .42 ) — ( 0 .90 ) ( 15 .77 )
Net asset value, end of period $ 62.94 $ 53.82 $ 64.71 $ 59.35 $ 63.98
Total Return
c
34 .88% ( 3 .09 ) % 9 .03% ( 5 .87 ) % ( 7 .04 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 15,054 $ 12,540 $ 14,770 $ 16,121 $ 19,263
Ratios to average net assets:
Net investment income (loss) ( 0 .84 ) % ( 0 .75 ) % ( 0 .62 ) % ( 0 .59 ) % ( 0 .80 ) %
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 75% 79% 51% 61% 65%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 25
SEE NOTES TO FINANCIAL STATEMENTS.
BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 39.96 $ 50.77 $ 46.92 $ 51.15 $ 70.90
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .70 ) ( 0 .74 ) ( 0 .66 ) ( 0 .64 ) ( 1 .09 )
Net gain (loss) on investments (realized and unrealized) 14 .02 ( 0 .65 ) 4 .51 ( 2 .69 ) ( 2 .89 )
Total from investment operations 13 .32 ( 1 .39 ) 3 .85 ( 3 .33 ) ( 3 .98 )
Less distributions from:
Net realized gains ( 9 .41 ) ( 9 .42 ) — ( 0 .90 ) ( 15 .77 )
Total distributions ( 9 .41 ) ( 9 .42 ) — ( 0 .90 ) ( 15 .77 )
Net asset value, end of period $ 43.87 $ 39.96 $ 50.77 $ 46.92 $ 51.15
Total Return
c
33 .89% ( 3 .83 ) % 8 .21% ( 6 .58 ) % ( 7 .74 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 396 $ 517 $ 980 $ 1,725 $ 3,174
Ratios to average net assets:
Net investment income (loss) ( 1 .61 ) % ( 1 .50 ) % ( 1 .38 ) % ( 1 .34 ) % ( 1 .58 ) %
Total expenses 2 .43% 2 .43% 2 .43% 2 .39% 2 .36%
Net expenses
b
2 .38% 2 .38% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 75% 79% 51% 61% 65%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 50.94 $ 61.74 $ 56.63 $ 61.09 $ 81.10
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .48 ) ( 0 .45 ) ( 0 .36 ) ( 0 .34 ) ( 0 .64 )
Net gain (loss) on investments (realized and unrealized) 18 .01 ( 0 .93 ) 5 .47 ( 3 .22 ) ( 3 .60 )
Total from investment operations 17 .53 ( 1 .38 ) 5 .11 ( 3 .56 ) ( 4 .24 )
Less distributions from:
Net realized gains ( 9 .41 ) ( 9 .42 ) — ( 0 .90 ) ( 15 .77 )
Total distributions ( 9 .41 ) ( 9 .42 ) — ( 0 .90 ) ( 15 .77 )
Net asset value, end of period $ 59.06 $ 50.94 $ 61.74 $ 56.63 $ 61.09
Total Return 34 .89% ( 3 .10 ) % 9 .02% ( 5 .87 ) % ( 7 .04 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,795 $ 4,094 $ 5,299 $ 6,096 $ 9,352
Ratios to average net assets:
Net investment income (loss) ( 0 .85 ) % ( 0 .74 ) % ( 0 .62 ) % ( 0 .59 ) % ( 0 .82 ) %
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 75% 79% 51% 61% 65%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
26 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
FOOD - 31 .3%
Mondelez International,
Inc. — Class A
17,237 $ 993,541
Hershey Co.
3,399 706,618
Kroger Co.
9,439 683,006
Sysco Corp.
8,320 593,466
Tyson Foods, Inc. — Class A
8,288 531,012
Kraft Heinz Co.
22,148 498,109
US Foods Holding Corp.*
5,378 495,905
General Mills, Inc.
13,138 488,996
McCormick & Company, Inc.
7,785 392,675
Performance Food Group
Co.*
4,580 392,323
J M Smucker Co.
3,480 335,611
Conagra Brands, Inc.
19,563 307,530
Ingredion, Inc.
2,636 296,972
Sprouts Farmers Market, Inc.*
3,761 290,086
Hormel Foods Corp.
12,700 287,655
Lamb Weston Holdings, Inc.
6,710 283,565
Albertsons Companies,
Inc. — Class A
15,936 271,549
The Campbell's Co.
11,365 253,099
Post Holdings, Inc.*
2,320 229,355
Cal-Maine Foods, Inc.
a
2,523 199,695
Chefs' Warehouse, Inc.*
2,676 159,088
Pilgrim's Pride Corp.
3,839 144,961
Smithfield Foods, Inc.
4,918 137,556
Flowers Foods, Inc.
16,727 136,325
Simply Good Foods Co.*
8,610 123,554
Marzetti Co.
854 118,134
Grocery Outlet Holding Corp.*
13,916 98,108
J & J Snack Foods Corp.
1,116 88,465
Total Food 9,536,959
BEVERAGES - 27 .7%
Coca-Cola Co.
20,144 1,531,951
PepsiCo, Inc.
8,801 1,366,707
Monster Beverage Corp.*
10,646 771,409
Keurig Dr Pepper, Inc.
24,703 650,430
Constellation Brands,
Inc. — Class A
3,380 507,000
Coca-Cola Europacific
Partners plc
5,478 496,690
Brown-Forman
Corp. — Class B
15,873 419,682
Coca-Cola Consolidated, Inc.
1,982 380,029
Anheuser-Busch InBev S.A.
ADR
5,318 368,910
Diageo plc ADR
4,543 338,227
Fomento Economico
Mexicano SAB de CV ADR
2,989 331,958
Ambev S.A. ADR
113,535 331,522
Molson Coors Beverage
Co. — Class B
6,982 300,645
Celsius Holdings, Inc.*
7,654 271,564
Primo Brands Corp.
12,040 226,713
Vita Coco Company, Inc.*
3,220 154,270
Total Beverages 8,447,707
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
COSMETICS & PERSONAL CARE - 15 .8%
Procter & Gamble Co.
11,862 $ 1,713,347
Colgate-Palmolive Co.
10,718 913,495
Kenvue, Inc.
36,967 637,311
Estee Lauder Companies,
Inc. — Class A
7,654 549,328
Unilever plc ADR
6,147 350,195
Oddity Tech Ltd. — Class A*
25,262 338,006
elf Beauty, Inc.*
3,286 199,164
Interparfums, Inc.
1,157 105,102
Total Cosmetics & Personal Care 4,805,948
AGRICULTURE - 15 .1%
Philip Morris International, Inc.
8,845 1,462,432
Altria Group, Inc.
17,305 1,141,957
Archer-Daniels-Midland Co.
8,932 649,267
Bunge Global S.A.
3,908 497,098
British American Tobacco plc
ADR
6,985 408,413
Darling Ingredients, Inc.*
5,825 360,276
Vital Farms, Inc.*
,a
5,074 71,645
Total Agriculture 4,591,088
HOUSEHOLD PRODUCTS & HOUSEWARES - 5 .7%
Kimberly-Clark Corp.
6,553 632,168
Church & Dwight Company,
Inc.
5,450 508,594
Clorox Co.
3,761 389,752
Reynolds Consumer
Products, Inc.
5,587 118,333
WD-40 Co.
403 82,188
Total Household Products & Housewares 1,731,035
RETAIL - 2 .5%
Casey's General Stores, Inc.
829 603,396
Freshpet, Inc.*
2,811 165,737
Total Retail 769,133
INTERNET - 0 .9%
Maplebear, Inc.*
7,444 278,852
PHARMACEUTICALS - 0 .5%
BellRing Brands, Inc.*
9,483 152,581
Total Common Stocks
(Cost $17,503,739) 30,313,303
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 56,537 56,537
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 51,379 51,379
Total Repurchase Agreements
(Cost $107,916) 107,916
Total Investments - 99.9%
(Cost $17,611,655) $ 30,421,219
Other Assets & Liabilities, net - 0.1% 32,460
Total Net Assets - 100.0% $ 30,453,679

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 27
SEE NOTES TO FINANCIAL STATEMENTS.
CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 30,313,303 $ — $ — $ 30,313,303
Repurchase Agreements — 107,916 — 107,916
Total Assets $ 30,313,303 $ 107,916 $ — $ 30,421,219
– – – –

28 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSUMER PRODUCTS FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $202,619 of securities loaned (cost $17,503,739) $ 30,313,303
Repurchase agreements, at value (cost $107,916) 107,916
Cash 17
Segregated cash due from broker 30,527
Receivables:
Investments sold 1,048,558
Dividends 83,863
Fund shares sold 1,140
Securities lending income 45
Interest 14
Total assets 31,585,383
LIABILITIES:
Payable for:
Fund shares redeemed 1,063,673
Investment advisory fees 20,833
Transfer agent fees 13,353
Fund accounting 4,109
Distribution and service fees 1,913
Trustees’ fees and expenses* 1,757
Other liabilities 26,066
Total liabilities
1,131,704
NET ASSETS $ 30,453,679
NET ASSETS CONSIST OF:
Paid-in capital $ 18,047,033
Total distributable earnings (loss) 12,406,646
Net assets $ 30,453,679
Investor Class:
Net assets $ 23,156,617
Capital shares outstanding 187,246
Net asset value per share $ 123 .67
Class A:
Net assets $ 5,816,730
Capital shares outstanding 58,454
Net asset value per share $ 99 .51
Maximum offering price per share (Net asset value divided by 95.25%) $ 104 .47
Class C:
Net assets $ 499,467
Capital shares outstanding 8,239
Net asset value per share $ 60 .62
Class H:
Net assets $ 980,865
Capital shares outstanding 10,766
Net asset value per share $ 91 .11
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 29
SEE NOTES TO FINANCIAL STATEMENTS.
CONSUMER PRODUCTS FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $2,250)
$ 1,071,617
Interest
5,992
Income from securities lending, net 1,139
Total investment income 1,078,748
EXPENSES:
Investment advisory fees 301,209
Distribution and service fees:
Class A 17,258
Class C 6,946
Class H 3,030
Transfer agent fees:
Investor Class 53,889
Class A 13,992
Class C 1,404
Class H 2,452
Registration and filing fees 36,816
Fund accounting fees 33,860
Administration fees 19,297
Professional fees 18,337
Trustees’ fees and expenses* 4,985
Custodian fees 4,772
Line of credit fees 4
Miscellaneous 17,990
Total expenses 536,241
Less:
Expenses reimbursed by Adviser (17,718)
Net expenses 518,523
Net investment income 560,225
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 4,919,967
Net realized gain 4,919,967
Net change in unrealized appreciation (depreciation) on:
Investments (7,165,939)
Net change in unrealized appreciation (depreciation) (7,165,939)
Net realized and unrealized loss (2,245,972)
Net decrease in net assets resulting from operations $ (1,685,747)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

30 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSUMER PRODUCTS FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 560,225 $ 652,122
Net realized gain on investments 4,919,967 8,881,885
Net change in unrealized appreciation (depreciation) on investments (7,165,939) (8,786,719)
Net increase (decrease) in net assets resulting from operations (1,685,747) 747,288
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (3,363,263) (2,275,500)
Class A (1,161,893) (545,931)
Class C (159,725) (135,211)
Class H (210,455) (105,760)
Total distributions to shareholders (4,895,336) (3,062,402)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 13,204,128 34,884,877
Class A 971,526 2,252,657
Class C 109,619 81,328
Class H 212,273 678,521
Distributions reinvested
Investor Class 3,202,177 2,204,811
Class A 1,145,826 539,309
Class C 155,082 133,942
Class H 210,039 104,579
Cost of shares redeemed
Investor Class (19,141,832) (53,083,484)
Class A (2,576,355) (3,042,112)
Class C (522,270) (2,221,168)
Class H (517,440) (729,449)
Net decrease from capital share transactions (3,547,227) (18,196,189)
Net decrease in net assets (10,128,310) (20,511,303)
NET ASSETS:
Beginning of year 40,581,989 61,093,292
End of year $ 30,453,679 $ 40,581,989
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 96,197 222,048
*
Class A 8,281 17,392
*
Class C 1,469 876
*
Class H 1,941 5,433
*
Shares issued from reinvestment of distributions
Investor Class 25,966 14,402
*
Class A 11,539 4,213
*
Class C 2,558 1,528
*
Class H 2,310 878
*
Shares redeemed
Investor Class (134,835) (341,504)
*
Class A (22,484) (23,129)
*
Class C (6,777) (24,011)
*
Class H (4,877) (5,897)
*
Net decrease in shares (18,712) (127,771)
*
* Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 31
SEE NOTES TO FINANCIAL STATEMENTS.
CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 152.50 $ 158.12 $ 171.72 $ 181.58 $ 200.15
Income (loss) from investment operations:
Net investment income (loss)
b
2 .36 2 .10 2 .25 2 .91 1 .98
Net gain (loss) on investments (realized and unrealized) ( 9 .79 ) 1 .94 1 .04
c
( 0 .50 )
d
6 .54
Total from investment operations ( 7 .43 ) 4 .04 3 .29 2 .41 8 .52
Less distributions from:
Net investment income ( 2 .10 ) ( 2 .43 ) ( 2 .64 ) ( 1 .86 ) ( 1 .86 )
Net realized gains ( 19 .30 ) ( 7 .23 ) ( 14 .25 ) ( 10 .41 ) ( 25 .23 )
Total distributions ( 21 .40 ) ( 9 .66 ) ( 16 .89 ) ( 12 .27 ) ( 27 .09 )
Net asset value, end of period $ 123.67 $ 152.50 $ 158.12 $ 171.72 $ 181.58
Total Return ( 4 .84 ) % 2 .53% 2 .71% 1 .40% 4 .89%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 23,157 $ 30,487 $ 48,221 $ 62,816 $ 67,612
Ratios to average net assets:
Net investment income (loss) 1 .66% 1 .35% 1 .39% 1 .65% 1 .01%
Total expenses 1 .44% 1 .43% 1 .43% 1 .39% 1 .36%
Net expenses
e
1 .39% 1 .38% 1 .40% 1 .39% 1 .36%
Portfolio turnover rate 45% 57% 43% 79% 60%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 127.41 $ 133.98 $ 148.57 $ 159.14 $ 179.17
Income (loss) from investment operations:
Net investment income (loss)
b
1 .67 1 .46 1 .62 2 .04 1 .32
Net gain (loss) on investments (realized and unrealized) ( 8 .17 ) 1 .63 0 .68
c
( 0 .34 )
d
5 .74
Total from investment operations ( 6 .50 ) 3 .09 2 .30 1 .70 7 .06
Less distributions from:
Net investment income ( 2 .10 ) ( 2 .43 ) ( 2 .64 ) ( 1 .86 ) ( 1 .86 )
Net realized gains ( 19 .30 ) ( 7 .23 ) ( 14 .25 ) ( 10 .41 ) ( 25 .23 )
Total distributions ( 21 .40 ) ( 9 .66 ) ( 16 .89 ) ( 12 .27 ) ( 27 .09 )
Net asset value, end of period $ 99.51 $ 127.41 $ 133.98 $ 148.57 $ 159.14
Total Return
f
( 5 .06 ) % 2 .27% 2 .46% 1 .13% 4 .65%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 5,817 $ 7,787 $ 8,393 $ 9,449 $ 9,820
Ratios to average net assets:
Net investment income (loss) 1 .42% 1 .12% 1 .15% 1 .34% 0 .76%
Total expenses 1 .69% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
e
1 .64% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 45% 57% 43% 79% 60%

32 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 87.05 $ 95.21 $ 111.52 $ 123.41 $ 146.04
Income (loss) from investment operations:
Net investment income (loss)
b
0 .50 0 .30 0 .39 0 .66 —
Net gain (loss) on investments (realized and unrealized) ( 5 .53 ) 1 .20 0 .19
c
( 0 .28 )
d
4 .46
Total from investment operations ( 5 .03 ) 1 .50 0 .58 0 .38 4 .46
Less distributions from:
Net investment income ( 2 .10 ) ( 2 .43 ) ( 2 .64 ) ( 1 .86 ) ( 1 .86 )
Net realized gains ( 19 .30 ) ( 7 .23 ) ( 14 .25 ) ( 10 .41 ) ( 25 .23 )
Total distributions ( 21 .40 ) ( 9 .66 ) ( 16 .89 ) ( 12 .27 ) ( 27 .09 )
Net asset value, end of period $ 60.62 $ 87.05 $ 95.21 $ 111.52 $ 123.41
Total Return
f
( 5 .79 ) % 1 .51% 1 .70% 0 .37% 3 .87%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 499 $ 957 $ 3,103 $ 4,845 $ 6,578
Ratios to average net assets:
Net investment income (loss) 0 .65% 0 .32% 0 .38% 0 .56% —
Total expenses 2 .43% 2 .43% 2 .43% 2 .39% 2 .36%
Net expenses
e
2 .38% 2 .38% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 45% 57% 43% 79% 60%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 118.56 $ 125.33 $ 140.13 $ 150.80 $ 171.18
Income (loss) from investment operations:
Net investment income (loss)
b
1 .55 1 .37 1 .50 1 .86 1 .14
Net gain (loss) on investments (realized and unrealized) ( 7 .60 ) 1 .52 0 .59
c
( 0 .26 )
d
5 .57
Total from investment operations ( 6 .05 ) 2 .89 2 .09 1 .60 6 .71
Less distributions from:
Net investment income ( 2 .10 ) ( 2 .43 ) ( 2 .64 ) ( 1 .86 ) ( 1 .86 )
Net realized gains ( 19 .30 ) ( 7 .23 ) ( 14 .25 ) ( 10 .41 ) ( 25 .23 )
Total distributions ( 21 .40 ) ( 9 .66 ) ( 16 .89 ) ( 12 .27 ) ( 27 .09 )
Net asset value, end of period $ 91.11 $ 118.56 $ 125.33 $ 140.13 $ 150.80
Total Return ( 5 .07 ) % 2 .27% 2 .45% 1 .14% 4 .65%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 981 $ 1,351 $ 1,376 $ 1,741 $ 2,443
Ratios to average net assets:
Net investment income (loss) 1 .42% 1 .12% 1 .15% 1 .28% 0 .68%
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
e
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 45% 57% 43% 79% 60%
a
Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 33
SEE NOTES TO FINANCIAL STATEMENTS.
ELECTRONICS FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .3%
SEMICONDUCTORS - 93 .0%
NVIDIA Corp.
136,136 $ 23,742,118
Broadcom, Inc.
44,908 13,899,475
Advanced Micro Devices,
Inc.*
34,942 7,108,251
Micron Technology, Inc.
20,268 6,847,341
Applied Materials, Inc.
18,709 6,394,549
Lam Research Corp.
29,847 6,377,110
KLA Corp.
3,729 5,490,617
Texas Instruments, Inc.
26,793 5,201,593
Intel Corp.*
117,106 5,167,888
Analog Devices, Inc.
15,382 4,893,629
QUALCOMM, Inc.
34,541 4,448,190
Marvell Technology, Inc.
38,350 3,798,568
Monolithic Power Systems,
Inc.
2,604 2,847,083
Teradyne, Inc.
9,081 2,692,153
ASML Holding N.V.
1,945 2,569,014
Taiwan Semiconductor
Manufacturing Company
Ltd. ADR
7,442 2,515,024
NXP Semiconductors N.V.
12,360 2,433,190
ARM Holdings plc ADR*
15,269 2,309,894
Microchip Technology, Inc.
35,666 2,304,380
Tower Semiconductor Ltd.*
11,235 1,971,518
ON Semiconductor Corp.*
31,647 1,959,582
Entegris, Inc.
14,433 1,692,125
MKS, Inc.
6,879 1,580,863
MACOM Technology
Solutions Holdings, Inc.*
6,799 1,509,854
Astera Labs, Inc.*
13,614 1,492,094
Nova Ltd.*
3,343 1,451,798
Lattice Semiconductor Corp.*
15,334 1,422,382
STMicroelectronics N.V.
39,443 1,362,756
ASE Technology Holding
Company Ltd. ADR
61,688 1,337,396
Kulicke & Soffa Industries,
Inc.
19,770 1,299,284
Onto Innovation, Inc.*
6,317 1,295,427
United Microelectronics Corp.
ADR
136,152 1,222,645
Rambus, Inc.*
13,292 1,143,511
FormFactor, Inc.*
11,412 1,106,850
Cirrus Logic, Inc.*
7,490 1,083,204
SiTime Corp.*
3,134 1,082,327
Skyworks Solutions, Inc.
19,754 1,057,827
Silicon Laboratories, Inc.*
4,774 993,708
Semtech Corp.*
12,778 982,500
Amkor Technology, Inc.
21,586 972,018
Camtek Ltd.*
6,381 967,423
Qorvo, Inc.*
12,376 957,902
GLOBALFOUNDRIES, Inc.*
19,641 873,632
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
SEMICONDUCTORS - 93.0% (continued)
Silicon Motion Technology
Corp. ADR
7,104 $ 797,708
Allegro MicroSystems, Inc.*
,a
24,575 774,850
Impinj, Inc.*
6,927 711,403
Diodes, Inc.*
10,335 705,467
Axcelis Technologies, Inc.*
,a
7,169 667,291
Power Integrations, Inc.
13,019 666,573
Photronics, Inc.*
15,928 643,650
Synaptics, Inc.*
,a
8,647 605,636
Veeco Instruments, Inc.*
,a
16,475 557,844
Ambarella, Inc.*
10,705 551,040
ACM Research, Inc. — Class
A*
13,726 540,118
Navitas Semiconductor Corp.*
54,905 481,517
MaxLinear, Inc.*
26,761 465,374
Penguin Solutions, Inc.*
,a
20,525 361,240
Total Semiconductors 150,388,404
ENERGY-ALTERNATE SOURCES - 3 .3%
SolarEdge Technologies, Inc.*
37,209 1,899,520
First Solar, Inc.*
8,647 1,705,707
Canadian Solar, Inc.*
69,194 958,337
Enphase Energy, Inc.*
,a
20,847 788,225
Total Energy-Alternate Sources 5,351,789
CHEMICALS - 1 .2%
Qnity Electronics, Inc.
16,668 1,923,154
TELECOMMUNICATIONS - 0 .8%
Credo Technology Group
Holding Ltd.*
14,819 1,391,059
COMPUTERS - 0 .5%
Rigetti Computing, Inc.*
54,744 768,606
ELECTRICAL COMPONENTS & EQUIPMENT - 0 .5%
Universal Display Corp.
8,278 758,761
Total Common Stocks
(Cost $76,940,626) 160,581,773
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 2 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 1,952,343 1,952,343
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 1,774,245 1,774,245
Total Repurchase Agreements
(Cost $3,726,588) 3,726,588
Total Investments - 101.6%
(Cost $80,667,214) $ 164,308,361
Other Assets & Liabilities, net - (1.6)% (2,534,718)
Total Net Assets - 100.0% $ 161,773,643
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .

March 31, 2026
34 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ELECTRONICS FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 160,581,773 $ — $ — $ 160,581,773
Repurchase Agreements — 3,726,588 — 3,726,588
Total Assets $ 160,581,773 $ 3,726,588 $ — $ 164,308,361
– – – –

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 35
SEE NOTES TO FINANCIAL STATEMENTS.
ELECTRONICS FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $1,826,577 of securities loaned (cost $76,940,626) $ 160,581,773
Repurchase agreements, at value (cost $3,726,588) 3,726,588
Segregated cash due from broker 1,054,160
Receivables:
Fund shares sold 708,544
Dividends 38,595
Securities lending income 497
Interest 486
Total assets 166,110,643
LIABILITIES:
Payable for:
Investments purchased 3,817,943
Fund shares redeemed 215,587
Investment advisory fees 108,635
Transfer agent fees 64,552
Fund accounting 21,140
Trustees’ fees and expenses* 6,753
Distribution and service fees 4,740
Other liabilities 97,650
Total liabilities
4,337,000
NET ASSETS $ 161,773,643
NET ASSETS CONSIST OF:
Paid-in capital $ 88,857,013
Total distributable earnings (loss) 72,916,630
Net assets $ 161,773,643
Investor Class:
Net assets $ 143,986,942
Capital shares outstanding 233,473
Net asset value per share $ 616 .72
Class A:
Net assets $ 12,065,254
Capital shares outstanding 21,730
Net asset value per share $ 555 .25
Maximum offering price per share (Net asset value divided by 95.25%) $ 582 .94
Class C:
Net assets $ 1,715,503
Capital shares outstanding 3,744
Net asset value per share $ 458 .24
Class H:
Net assets $ 4,005,944
Capital shares outstanding 7,460
Net asset value per share $ 537 .02
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

36 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ELECTRONICS FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $12,591)
$ 769,358
Interest
32,317
Income from securities lending, net 93,853
Total investment income 895,528
EXPENSES:
Investment advisory fees 1,006,102
Distribution and service fees:
Class A 24,513
Class C 15,389
Class H 7,947
Transfer agent fees:
Investor Class 210,064
Class A 19,726
Class C 3,090
Class H 6,407
Registration and filing fees 117,795
Fund accounting fees 115,050
Administration fees 60,915
Professional fees 56,535
Custodian fees 16,696
Trustees’ fees and expenses* 15,773
Miscellaneous 60,403
Total expenses 1,736,405
Less:
Expenses reimbursed by Adviser (59,184)
Net expenses 1,677,221
Net investment loss (781,693)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 4,490,504
Net realized gain 4,490,504
Net change in unrealized appreciation (depreciation) on:
Investments 54,048,922
Net change in unrealized appreciation (depreciation) 54,048,922
Net realized and unrealized gain 58,539,426
Net increase in net assets resulting from operations $ 57,757,733
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 37
SEE NOTES TO FINANCIAL STATEMENTS.
ELECTRONICS FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (781,693) $ (632,354)
Net realized gain on investments 4,490,504 4,410,129
Net change in unrealized appreciation (depreciation) on investments 54,048,922 (18,705,975)
Net increase (decrease) in net assets resulting from operations 57,757,733 (14,928,200)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (4,120,265) (1,394,936)
Class A (382,170) (155,503)
Class C (66,886) (33,818)
Class H (125,676) (64,591)
Total distributions to shareholders (4,694,997) (1,648,848)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 134,731,040 135,266,366
Class A 3,829,859 3,874,272
Class C 747,800 598,290
Class H 998,313 2,056,531
Distributions reinvested
Investor Class 3,901,867 1,279,879
Class A 372,667 150,263
Class C 65,000 32,658
Class H 124,937 63,674
Cost of shares redeemed
Investor Class (99,938,462) (144,876,751)
Class A (3,538,068) (3,740,466)
Class C (1,082,050) (915,642)
Class H (816,344) (2,132,780)
Net increase (decrease) from capital share transactions 39,396,559 (8,343,706)
Net increase (decrease) in net assets 92,459,295 (24,920,754)
NET ASSETS:
Beginning of year 69,314,348 94,235,102
End of year $ 161,773,643 $ 69,314,348
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 242,540 315,754
Class A 7,863 9,826
Class C 1,860 1,740
Class H 1,930 5,093
Shares issued from reinvestment of distributions
Investor Class 6,925 3,052
Class A 734 395
Class C 155 102
Class H 255 173
Shares redeemed
Investor Class (185,144) (343,864)
Class A (7,348) (9,606)
Class C (2,680) (2,803)
Class H (1,706) (5,799)
Net increase (decrease) in shares 65,384 (25,937)

38 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ELECTRONICS FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 351.55 $ 422.50 $ 293.83 $ 304.55 $ 281.78
Income (loss) from investment operations:
Net investment income (loss)
a
( 3 .31 ) ( 2 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .59 )
Net gain (loss) on investments (realized and unrealized) 287 .02 ( 61 .50 ) 129 .57 ( 10 .37 ) 35 .88
Total from investment operations 283 .71 ( 63 .74 ) 128 .67 ( 10 .72 ) 34 .29
Less distributions from:
Net realized gains ( 18 .54 ) ( 7 .21 ) — — ( 11 .52 )
Total distributions ( 18 .54 ) ( 7 .21 ) — — ( 11 .52 )
Net asset value, end of period $ 616.72 $ 351.55 $ 422.50 $ 293.83 $ 304.55
Total Return 81 .20% ( 15 .36 ) % 43 .79% ( 3 .52 ) % 11 .63%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 143,987 $ 59,465 $ 82,055 $ 42,114 $ 60,738
Ratios to average net assets:
Net investment income (loss) ( 0 .62 ) % ( 0 .52 ) % ( 0 .27 ) % ( 0 .14 ) % ( 0 .51 ) %
Total expenses 1 .43% 1 .43% 1 .43% 1 .39% 1 .36%
Net expenses
b
1 .38% 1 .38% 1 .39% 1 .39% 1 .36%
Portfolio turnover rate 69% 95% 96% 147% 281%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 318.41 $ 384.31 $ 267.90 $ 278.40 $ 259.00
Income (loss) from investment operations:
Net investment income (loss)
a
( 4 .02 ) ( 3 .02 ) ( 1 .69 ) ( 0 .95 ) ( 2 .15 )
Net gain (loss) on investments (realized and unrealized) 259 .40 ( 55 .67 ) 118 .10 ( 9 .55 ) 33 .07
Total from investment operations 255 .38 ( 58 .69 ) 116 .41 ( 10 .50 ) 30 .92
Less distributions from:
Net realized gains ( 18 .54 ) ( 7 .21 ) — — ( 11 .52 )
Total distributions ( 18 .54 ) ( 7 .21 ) — — ( 11 .52 )
Net asset value, end of period $ 555.25 $ 318.41 $ 384.31 $ 267.90 $ 278.40
Total Return
c
80 .75% ( 15 .58 ) % 43 .45% ( 3 .77 ) % 11 .35%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 12,065 $ 6,521 $ 7,635 $ 5,769 $ 8,827
Ratios to average net assets:
Net investment income (loss) ( 0 .85 ) % ( 0 .78 ) % ( 0 .56 ) % ( 0 .41 ) % ( 0 .76 ) %
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 69% 95% 96% 147% 281%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 39
SEE NOTES TO FINANCIAL STATEMENTS.
ELECTRONICS FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 266.71 $ 325.49 $ 228.60 $ 239.35 $ 225.59
Income (loss) from investment operations:
Net investment income (loss)
a
( 6 .11 ) ( 5 .01 ) ( 3 .35 ) ( 2 .30 ) ( 3 .58 )
Net gain (loss) on investments (realized and unrealized) 216 .18 ( 46 .56 ) 100 .24 ( 8 .45 ) 28 .86
Total from investment operations 210 .07 ( 51 .57 ) 96 .89 ( 10 .75 ) 25 .28
Less distributions from:
Net realized gains ( 18 .54 ) ( 7 .21 ) — — ( 11 .52 )
Total distributions ( 18 .54 ) ( 7 .21 ) — — ( 11 .52 )
Net asset value, end of period $ 458.24 $ 266.71 $ 325.49 $ 228.60 $ 239.35
Total Return
c
79 .40% ( 16 .21 ) % 42 .38% ( 4 .49 ) % 10 .51%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,716 $ 1,176 $ 1,748 $ 1,246 $ 1,838
Ratios to average net assets:
Net investment income (loss) ( 1 .58 ) % ( 1 .53 ) % ( 1 .31 ) % ( 1 .16 ) % ( 1 .48 ) %
Total expenses 2 .43% 2 .44% 2 .43% 2 .39% 2 .36%
Net expenses
b
2 .38% 2 .39% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 69% 95% 96% 147% 281%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 308.32 $ 372.36 $ 259.59 $ 269.75 $ 251.22
Income (loss) from investment operations:
Net investment income (loss)
a
( 3 .91 ) ( 2 .97 ) ( 1 .56 ) ( 0 .97 ) ( 2 .32 )
Net gain (loss) on investments (realized and unrealized) 251 .15 ( 53 .86 ) 114 .33 ( 9 .19 ) 32 .37
Total from investment operations 247 .24 ( 56 .83 ) 112 .77 ( 10 .16 ) 30 .05
Less distributions from:
Net realized gains ( 18 .54 ) ( 7 .21 ) — — ( 11 .52 )
Total distributions ( 18 .54 ) ( 7 .21 ) — — ( 11 .52 )
Net asset value, end of period $ 537.02 $ 308.32 $ 372.36 $ 259.59 $ 269.75
Total Return 80 .75% ( 15 .58 ) % 43 .44% ( 3 .77 ) % 11 .35%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,006 $ 2,152 $ 2,798 $ 5,674 $ 2,051
Ratios to average net assets:
Net investment income (loss) ( 0 .85 ) % ( 0 .79 ) % ( 0 .56 ) % ( 0 .43 ) % ( 0 .85 ) %
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .60%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .60%
Portfolio turnover rate 69% 95% 96% 147% 281%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
40 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 98 .8%
OIL & GAS - 60 .4%
Exxon Mobil Corp.
18,750 $ 3,181,125
Chevron Corp.
11,062 2,288,728
ConocoPhillips
11,475 1,514,700
EOG Resources, Inc.
7,310 1,056,807
Valero Energy Corp.
a
4,057 1,002,404
Marathon Petroleum Corp.
4,096 1,000,161
Phillips 66
5,460 994,703
Occidental Petroleum Corp.
12,486 811,590
Diamondback Energy, Inc.
3,713 734,394
EQT Corp.
11,238 715,186
Shell plc ADR
7,426 690,618
Devon Energy Corp.
13,204 664,425
Cenovus Energy, Inc.
23,960 635,659
Canadian Natural Resources
Ltd.
12,980 632,515
Coterra Energy, Inc.
17,365 610,206
BP plc ADR
12,886 605,642
Expand Energy Corp.
5,464 599,838
Petroleo Brasileiro S.A. -
Petrobras ADR
27,445 569,484
Suncor Energy, Inc.
8,527 563,720
Texas Pacific Land Corp.
a
1,149 545,270
Permian Resources
Corp. — Class A
23,341 497,630
APA Corp.
a
11,698 496,463
Ovintiv, Inc.
8,287 491,916
Viper Energy, Inc. — Class A
10,416 489,448
Equinor ASA ADR
10,937 461,541
Antero Resources Corp.*
9,681 410,862
Transocean Ltd.*
57,716 382,657
Range Resources Corp.
8,407 379,828
HF Sinclair Corp.
5,937 370,409
Chord Energy Corp.
2,487 353,602
SM Energy Co.
11,148 347,595
Matador Resources Co.
5,219 329,736
Weatherford International plc
3,459 327,152
Noble Corporation plc
6,041 296,432
California Resources Corp.
a
4,251 294,254
Murphy Oil Corp.
a
7,103 292,999
Magnolia Oil & Gas
Corp. — Class A
9,164 289,308
Valaris Ltd.*
2,848 279,218
CNX Resources Corp.*
,a
6,561 252,927
PBF Energy, Inc. — Class A
5,176 246,481
Patterson-UTI Energy, Inc.
22,334 241,877
Par Pacific Holdings, Inc.*
,a
3,343 209,406
Northern Oil & Gas, Inc.
a
6,880 201,102
Delek US Holdings, Inc.
4,290 193,350
Sable Offshore Corp.*
9,414 155,519
Comstock Resources, Inc.*
7,013 147,834
Total Oil & Gas 27,856,721
PIPELINES - 17 .4%
Williams Companies, Inc.
14,938 1,087,188
Kinder Morgan, Inc.
27,712 929,183
Cheniere Energy, Inc.
3,257 924,206
ONEOK, Inc.
9,982 902,273
Targa Resources Corp.
3,429 859,753
Enbridge, Inc.
10,106 547,139
Golar LNG Ltd.
8,287 448,410
DT Midstream, Inc.
3,192 429,867
A
A
A SHARES VALUE
COMMON STOCKS - 98.8% (continued)
PIPELINES - 17.4% (continued)
TC Energy Corp.
6,609 $ 413,723
Venture Global, Inc. — Class
A
25,944 408,877
Pembina Pipeline Corp.
7,486 335,073
Antero Midstream Corp.
13,850 315,780
Kinetik Holdings, Inc. — Class
A
5,856 283,489
NextDecade Corp.*
17,498 134,035
Total Pipelines 8,018,996
OIL & GAS SERVICES - 9 .4%
SLB Ltd.
21,865 1,123,642
Baker Hughes Co.
15,760 962,148
Halliburton Co.
17,214 671,174
TechnipFMC plc
7,267 502,368
NOV, Inc.
16,100 302,841
Kodiak Gas Services, Inc.
4,664 272,005
Solaris Energy Infrastructure,
Inc. — Class A
4,242 239,715
Liberty Energy, Inc. — Class A
8,226 236,909
Total Oil & Gas Services 4,310,802
MINING - 4 .7%
Cameco Corp.
5,507 598,115
Uranium Energy Corp.*
,a
40,387 545,225
Denison Mines Corp.*
90,251 318,586
NexGen Energy Ltd.*
26,873 311,727
Energy Fuels, Inc.*
12,559 229,202
Centrus Energy
Corp. — Class A*
,a
848 147,204
Total Mining 2,150,059
ENERGY-ALTERNATE SOURCES - 3 .8%
SolarEdge Technologies, Inc.*
12,770 651,908
First Solar, Inc.*
2,637 520,175
Enphase Energy, Inc.*
,a
6,355 240,283
Sunrun, Inc.*
16,319 221,286
Plug Power, Inc.*
60,844 137,507
Total Energy-Alternate Sources 1,771,159
COAL - 0 .9%
Peabody Energy Corp.
a
6,566 216,350
Core Natural Resources, Inc.
2,009 210,402
Total Coal 426,752
TRANSPORTATION - 0 .8%
Frontline plc
10,554 367,912
METAL FABRICATE & HARDWARE - 0 .8%
Tenaris S.A. ADR
6,097 354,724
RETAIL - 0 .6%
Murphy USA, Inc.
607 299,840
Total Common Stocks
(Cost $28,738,444) 45,556,965
MASTER LIMITED PARTNERSHIPS - 0 .8%
PIPELINES - 0 .8%
Western Midstream Partners,
LP
8,867 365,054
Total Master Limited Partnerships
(Cost $355,379) 365,054

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 41
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 119,834 $ 119,834
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 0.5% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 108,902 $ 108,902
Total Repurchase Agreements
(Cost $228,736) 228,736
Total Investments - 100.1%
(Cost $29,322,559) $ 46,150,755
Other Assets & Liabilities, net - (0.1)% (69,021)
Total Net Assets - 100.0% $ 46,081,734
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 45,556,965 $ — $ — $ 45,556,965
Master Limited Partnerships 365,054 — — 365,054
Repurchase Agreements — 228,736 — 228,736
Total Assets $ 45,922,019 $ 228,736 $ — $ 46,150,755
– – – –

42 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $2,787,636 of securities loaned (cost $29,093,823) $ 45,922,019
Repurchase agreements, at value (cost $228,736) 228,736
Cash 33
Segregated cash due from broker 64,704
Receivables:
Fund shares sold 186,147
Dividends 20,947
Foreign tax reclaims 942
Securities lending income 486
Interest 30
Total assets 46,424,044
LIABILITIES:
Payable for:
Fund shares redeemed 278,243
Investment advisory fees 27,490
Transfer agent fees 11,624
Fund accounting 4,960
Distribution and service fees 2,484
Trustees’ fees and expenses* 983
Other liabilities 16,526
Total liabilities
342,310
NET ASSETS $ 46,081,734
NET ASSETS CONSIST OF:
Paid-in capital $ 41,461,581
Total distributable earnings (loss) 4,620,153
Net assets $ 46,081,734
Investor Class:
Net assets $ 37,221,590
Capital shares outstanding 104,400
Net asset value per share $ 356 .53
Class A:
Net assets $ 5,984,692
Capital shares outstanding 18,565
Net asset value per share $ 322 .37
Maximum offering price per share (Net asset value divided by 95.25%) $ 338 .45
Class C:
Net assets $ 1,384,710
Capital shares outstanding 5,313
Net asset value per share $ 260 .60
Class H:
Net assets $ 1,490,742
Capital shares outstanding 4,802
Net asset value per share $ 310 .45
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 43
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $13,449)
$ 566,356
Interest
4,513
Income from securities lending, net 4,174
Total investment income 575,043
EXPENSES:
Investment advisory fees 166,380
Distribution and service fees:
Class A 10,416
Class C 11,159
Class H 3,115
Transfer agent fees:
Investor Class 26,364
Class A 8,412
Class C 2,261
Class H 2,409
Registration and filing fees 19,743
Fund accounting fees 19,411
Professional fees 9,627
Administration fees 9,374
Custodian fees 2,838
Trustees’ fees and expenses* 2,506
Line of credit fees 12
Miscellaneous 9,960
Total expenses 303,987
Less:
Expenses reimbursed by Adviser (9,787)
Net expenses 294,200
Net investment income 280,843
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 1,520,340
Foreign currency transactions 9
Net realized gain 1,520,349
Net change in unrealized appreciation (depreciation) on:
Investments 7,185,230
Foreign currency translations (55)
Net change in unrealized appreciation (depreciation) 7,185,175
Net realized and unrealized gain 8,705,524
Net increase in net assets resulting from operations $ 8,986,367
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

44 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 280,843 $ 402,963
Net realized gain on investments 1,520,349 4,093,626
Net change in unrealized appreciation (depreciation) on investments 7,185,175 (6,928,450)
Net increase (decrease) in net assets resulting from operations 8,986,367 (2,431,861)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (239,280) (470,416)
Class A (109,407) (162,082)
Class C (32,559) (81,371)
Class H (21,717) (47,235)
Total distributions to shareholders (402,963) (761,104)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 139,726,372 158,246,066
Class A 2,167,837 2,433,008
Class C 280,769 390,123
Class H 2,110,264 1,848,361
Distributions reinvested
Investor Class 228,051 448,965
Class A 103,152 155,462
Class C 32,559 80,481
Class H 21,669 46,056
Cost of shares redeemed
Investor Class (121,247,858) (168,714,924)
Class A (1,845,608) (2,602,684)
Class C (683,064) (700,410)
Class H (2,077,664) (3,277,842)
Net increase (decrease) from capital share transactions 18,816,479 (11,647,338)
Net increase (decrease) in net assets 27,399,883 (14,840,303)
NET ASSETS:
Beginning of year 18,681,851 33,522,154
End of year $ 46,081,734 $ 18,681,851
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 536,934 591,109
Class A 8,824 9,965
Class C 1,311 1,880
Class H 9,058 7,487
Shares issued from reinvestment of distributions
Investor Class 897 1,742
Class A 448 663
Class C 175 418
Class H 98 204
Shares redeemed
Investor Class (481,688) (631,322)
Class A (7,657) (10,710)
Class C (3,679) (3,527)
Class H (9,021) (13,590)
Net increase (decrease) in shares 55,700 (45,681)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 45
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 254.72 $ 283.41 $ 246.39 $ 239.96 $ 152.94
Income (loss) from investment operations:
Net investment income (loss)
a
4 .20 4 .61 4 .93 7 .06 3 .62
Net gain (loss) on investments (realized and unrealized) 104 .14 ( 23 .72 ) 38 .98 6 .01
b
84 .29
Total from investment operations 108 .34 ( 19 .11 ) 43 .91 13 .07 87 .91
Less distributions from:
Net investment income ( 6 .53 ) ( 9 .58 ) ( 6 .89 ) ( 6 .64 ) ( 0 .89 )
Total distributions ( 6 .53 ) ( 9 .58 ) ( 6 .89 ) ( 6 .64 ) ( 0 .89 )
Net asset value, end of period $ 356.53 $ 254.72 $ 283.41 $ 246.39 $ 239.96
Total Return 43 .58% ( 6 .78 ) % 18 .30% 5 .34% 57 .65%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 37,222 $ 12,292 $ 24,579 $ 64,350 $ 57,612
Ratios to average net assets:
Net investment income (loss) 1 .54% 1 .71% 1 .91% 2 .79% 1 .99%
Total expenses 1 .43% 1 .43% 1 .45% 1 .39% 1 .36%
Net expenses
c
1 .38% 1 .38% 1 .41% 1 .39% 1 .36%
Portfolio turnover rate 551% 534% 500% 363% 382%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 231.50 $ 259.15 $ 226.42 $ 221.55 $ 141.62
Income (loss) from investment operations:
Net investment income (loss)
a
3 .31 3 .50 3 .80 5 .79 2 .67
Net gain (loss) on investments (realized and unrealized) 94 .09 ( 21 .57 ) 35 .82 5 .72
b
78 .15
Total from investment operations 97 .40 ( 18 .07 ) 39 .62 11 .51 80 .82
Less distributions from:
Net investment income ( 6 .53 ) ( 9 .58 ) ( 6 .89 ) ( 6 .64 ) ( 0 .89 )
Total distributions ( 6 .53 ) ( 9 .58 ) ( 6 .89 ) ( 6 .64 ) ( 0 .89 )
Net asset value, end of period $ 322.37 $ 231.50 $ 259.15 $ 226.42 $ 221.55
Total Return
d
43 .23% ( 7 .01 ) % 18 .02% 5 .08% 57 .25%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 5,985 $ 3,924 $ 4,414 $ 4,726 $ 4,015
Ratios to average net assets:
Net investment income (loss) 1 .37% 1 .43% 1 .61% 2 .48% 1 .60%
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
c
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 551% 534% 500% 363% 382%

46 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 189.78 $ 215.84 $ 191.16 $ 189.40 $ 122.07
Income (loss) from investment operations:
Net investment income (loss)
a
1 .19 1 .40 1 .68 3 .61 1 .32
Net gain (loss) on investments (realized and unrealized) 76 .16 ( 17 .88 ) 29 .89 4 .79
b
66 .90
Total from investment operations 77 .35 ( 16 .48 ) 31 .57 8 .40 68 .22
Less distributions from:
Net investment income ( 6 .53 ) ( 9 .58 ) ( 6 .89 ) ( 6 .64 ) ( 0 .89 )
Total distributions ( 6 .53 ) ( 9 .58 ) ( 6 .89 ) ( 6 .64 ) ( 0 .89 )
Net asset value, end of period $ 260.60 $ 189.78 $ 215.84 $ 191.16 $ 189.40
Total Return
d
42 .16% ( 7 .71 ) % 17 .14% 4 .29% 56 .07%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,385 $ 1,424 $ 1,885 $ 2,366 $ 1,640
Ratios to average net assets:
Net investment income (loss) 0 .61% 0 .69% 0 .84% 1 .82% 0 .91%
Total expenses 2 .44% 2 .44% 2 .43% 2 .39% 2 .36%
Net expenses
c
2 .39% 2 .39% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 551% 534% 500% 363% 382%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 223.15 $ 250.19 $ 218.83 $ 214.30 $ 137.02
Income (loss) from investment operations:
Net investment income (loss)
a
2 .92 3 .79 2 .97 5 .41 2 .80
Net gain (loss) on investments (realized and unrealized) 90 .91 ( 21 .25 ) 35 .28 5 .76
b
75 .37
Total from investment operations 93 .83 ( 17 .46 ) 38 .25 11 .17 78 .17
Less distributions from:
Net investment income ( 6 .53 ) ( 9 .58 ) ( 6 .89 ) ( 6 .64 ) ( 0 .89 )
Total distributions ( 6 .53 ) ( 9 .58 ) ( 6 .89 ) ( 6 .64 ) ( 0 .89 )
Net asset value, end of period $ 310.45 $ 223.15 $ 250.19 $ 218.83 $ 214.30
Total Return 43 .21% ( 7 .01 ) % 18 .02% 5 .08% 57 .25%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,491 $ 1,041 $ 2,643 $ 1,227 $ 2,079
Ratios to average net assets:
Net investment income (loss) 1 .27% 1 .58% 1 .28% 2 .40% 1 .73%
Total expenses 1 .67% 1 .67% 1 .68% 1 .65% 1 .61%
Net expenses
c
1 .62% 1 .62% 1 .65% 1 .65% 1 .61%
Portfolio turnover rate 551% 534% 500% 363% 382%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
d
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 47
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .2%
OIL & GAS SERVICES - 68 .2%
SLB Ltd.
39,818 $ 2,046,247
Baker Hughes Co.
28,695 1,751,830
Halliburton Co.
31,346 1,222,181
TechnipFMC plc
9,282 641,665
NOV, Inc.
29,314 551,396
Archrock, Inc.
14,820 515,736
Kodiak Gas Services, Inc.
8,492 495,253
Liberty Energy, Inc. — Class A
14,976 431,309
Solaris Energy Infrastructure,
Inc. — Class A
7,367 416,309
Oceaneering International,
Inc.*
11,013 390,631
Tidewater, Inc.*
4,291 358,513
Select Water Solutions,
Inc. — Class A
20,314 310,804
Expro Group Holdings N.V.*
17,155 298,669
Helix Energy Solutions Group,
Inc.*
26,824 265,289
National Energy Services
Reunited Corp.*
11,876 254,978
ProPetro Holding Corp.*
16,987 244,783
TETRA Technologies, Inc.*
26,460 225,439
Atlas Energy Solutions, Inc.
15,971 209,539
A
A
A SHARES VALUE
COMMON STOCKS - 99.2% (continued)
OIL & GAS SERVICES - 68.2% (continued)
ProFrac Holding
Corp. — Class A*
11,159 $ 69,186
Total Oil & Gas Services 10,699,757
OIL & GAS - 25 .2%
Weatherford International plc
6,302 596,043
Noble Corporation plc
11,003 539,917
Transocean Ltd.*
77,406 513,202
Valaris Ltd.*
5,040 494,122
Patterson-UTI Energy, Inc.
40,667 440,424
Borr Drilling Ltd.
75,895 437,914
Seadrill Ltd.*
8,955 407,452
Helmerich & Payne, Inc.
10,862 391,358
Nabors Industries Ltd.*
1,649 141,913
Total Oil & Gas 3,962,345
METAL FABRICATE & HARDWARE - 3 .1%
Tenaris S.A. ADR
8,388 488,014
MACHINERY-DIVERSIFIED - 2 .7%
Cactus, Inc. — Class A
8,971 424,956
Total Common Stocks
(Cost $9,612,909) 15,575,072
Total Investments - 99.2%
(Cost $9,612,909) $ 15,575,072
Other Assets & Liabilities, net - 0.8% 126,584
Total Net Assets - 100.0% $ 15,701,656
*
Non-income producing security.
ADR — American Depositary Receipt
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 15,575,072 $ — $ — $ 15,575,072
– – – –

48 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY SERVICES FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $9,612,909) $ 15,575,072
Receivables:
Investments sold 762,146
Fund shares sold 58,670
Dividends 9,415
Total assets 16,405,303
LIABILITIES:
Due to custodian 4,906
Payable for:
Fund shares redeemed 675,697
Investment advisory fees 10,035
Transfer agent fees 4,746
Fund accounting 1,916
Distribution and service fees 751
Trustees’ fees and expenses* 364
Other liabilities 5,232
Total liabilities
703,647
NET ASSETS $ 15,701,656
NET ASSETS CONSIST OF:
Paid-in capital $ 49,045,715
Total distributable earnings (loss) (33,344,059)
Net assets $ 15,701,656
Investor Class:
Net assets $ 13,598,719
Capital shares outstanding 41,795
Net asset value per share $ 325 .37
Class A:
Net assets $ 1,158,978
Capital shares outstanding 3,878
Net asset value per share $ 298 .86
Maximum offering price per share (Net asset value divided by 95.25%) $ 313 .76
Class C:
Net assets $ 352,656
Capital shares outstanding 1,407
Net asset value per share $ 250 .72
Class H:
Net assets $ 591,303
Capital shares outstanding 1,992
Net asset value per share $ 296 .79
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 49
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY SERVICES FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $174)
$ 130,715
Interest
1,924
Income from securities lending, net 815
Total investment income 133,454
EXPENSES:
Investment advisory fees 55,562
Distribution and service fees:
Class A 1,971
Class C 2,759
Class H 934
Transfer agent fees:
Investor Class 10,369
Class A 1,596
Class C 560
Class H 758
Fund accounting fees 6,551
Registration and filing fees 6,502
Professional fees 3,199
Administration fees 3,006
Custodian fees 1,338
Trustees’ fees and expenses* 794
Line of credit fees 21
Miscellaneous 3,152
Total expenses 99,072
Less:
Expenses reimbursed by Adviser (3,268)
Net expenses 95,804
Net investment income 37,650
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 52,908
Net realized gain 52,908
Net change in unrealized appreciation (depreciation) on:
Investments 3,564,815
Net change in unrealized appreciation (depreciation) 3,564,815
Net realized and unrealized gain 3,617,723
Net increase in net assets resulting from operations $ 3,655,373
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

50 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 37,650 $ 31,185
Net realized gain on investments 52,908 2,346,310
Net change in unrealized appreciation (depreciation) on investments 3,564,815 (4,159,427)
Net increase (decrease) in net assets resulting from operations 3,655,373 (1,781,932)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (23,389) —
Class A (4,373) —
Class C (1,810) —
Class H (1,613) —
Total distributions to shareholders (31,185) —
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 38,801,839 42,268,472
Class A 966,275 1,336,902
Class C 74,900 156,340
Class H 3,901,324 73,711
Distributions reinvested
Investor Class 22,790 —
Class A 4,361 —
Class C 1,810 —
Class H 1,613 —
Cost of shares redeemed
Investor Class (31,719,381) (49,464,550)
Class A (960,243) (1,629,942)
Class C (159,148) (301,464)
Class H (3,789,018) (560,637)
Net increase (decrease) from capital share transactions 7,147,122 (8,121,168)
Net increase (decrease) in net assets 10,771,310 (9,903,100)
NET ASSETS:
Beginning of year 4,930,346 14,833,446
End of year $ 15,701,656 $ 4,930,346
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 165,486 177,670
Class A 4,696 6,049
Class C 441 820
Class H 14,840 354
Shares issued from reinvestment of distributions
Investor Class 101 —
Class A 21 —
Class C 10 —
Class H 8 —
Shares redeemed
Investor Class (140,997) (205,584)
Class A (4,820) (7,316)
Class C (971) (1,599)
Class H (14,067) (2,736)
Net increase (decrease) in shares 24,748 (32,342)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 51
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 210.20 $ 268.17 $ 213.90 $ 231.88 $ 169.20
Income (loss) from investment operations:
Net investment income (loss)
a
1 .57 1 .18 0 .15 ( 0 .56 ) ( 0 .63 )
Net gain (loss) on investments (realized and unrealized) 114 .85 ( 59 .15 ) 54 .12 ( 17 .42 ) 63 .81
Total from investment operations 116 .42 ( 57 .97 ) 54 .27 ( 17 .98 ) 63 .18
Less distributions from:
Net investment income ( 1 .25 ) — — — ( 0 .50 )
Total distributions ( 1 .25 ) — — — ( 0 .50 )
Net asset value, end of period $ 325.37 $ 210.20 $ 268.17 $ 213.90 $ 231.88
Total Return 55 .65% ( 21 .62 ) % 25 .37% ( 7 .75 ) % 37 .44%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 13,599 $ 3,616 $ 12,100 $ 32,626 $ 9,376
Ratios to average net assets:
Net investment income (loss) 0 .66% 0 .48% 0 .06% ( 0 .26 ) % ( 0 .35 ) %
Total expenses 1 .42% 1 .43% 1 .45% 1 .39% 1 .36%
Net expenses
b
1 .37% 1 .38% 1 .42% 1 .39% 1 .36%
Portfolio turnover rate 420% 431% 296% 242% 290%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 193.67 $ 247.69 $ 198.04 $ 215.25 $ 157.49
Income (loss) from investment operations:
Net investment income (loss)
a
1 .00 0 .61 ( 0 .38 ) ( 1 .16 ) ( 1 .04 )
Net gain (loss) on investments (realized and unrealized) 105 .44 ( 54 .63 ) 50 .03 ( 16 .05 ) 59 .30
Total from investment operations 106 .44 ( 54 .02 ) 49 .65 ( 17 .21 ) 58 .26
Less distributions from:
Net investment income ( 1 .25 ) — — — ( 0 .50 )
Total distributions ( 1 .25 ) — — — ( 0 .50 )
Net asset value, end of period $ 298.86 $ 193.67 $ 247.69 $ 198.04 $ 215.25
Total Return
c
55 .26% ( 21 .81 ) % 25 .07% ( 8 .00 ) % 37 .09%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,159 $ 771 $ 1,300 $ 1,334 $ 1,036
Ratios to average net assets:
Net investment income (loss) 0 .49% 0 .28% ( 0 .17 ) % ( 0 .58 ) % ( 0 .61 ) %
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 420% 431% 296% 242% 290%

52 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 163.84 $ 211.16 $ 170.13 $ 186.29 $ 137.36
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .40 ) ( 0 .92 ) ( 1 .79 ) ( 2 .20 ) ( 2 .02 )
Net gain (loss) on investments (realized and unrealized) 88 .53 ( 46 .40 ) 42 .82 ( 13 .96 ) 51 .45
Total from investment operations 88 .13 ( 47 .32 ) 41 .03 ( 16 .16 ) 49 .43
Less distributions from:
Net investment income ( 1 .25 ) — — — ( 0 .50 )
Total distributions ( 1 .25 ) — — — ( 0 .50 )
Net asset value, end of period $ 250.72 $ 163.84 $ 211.16 $ 170.13 $ 186.29
Total Return
c
54 .09% ( 22 .40 ) % 24 .12% ( 8 .67 ) % 36 .07%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 353 $ 316 $ 571 $ 981 $ 814
Ratios to average net assets:
Net investment income (loss) ( 0 .24 ) % ( 0 .48 ) % ( 0 .95 ) % ( 1 .27 ) % ( 1 .37 ) %
Total expenses 2 .43% 2 .44% 2 .43% 2 .40% 2 .36%
Net expenses
b
2 .38% 2 .39% 2 .40% 2 .40% 2 .36%
Portfolio turnover rate 420% 431% 296% 242% 290%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 187.60 $ 240.05 $ 191.93 $ 208.59 $ 152.63
Income (loss) from investment operations:
Net investment income (loss)
a
0 .36 0 .57 ( 0 .49 ) ( 1 .52 ) ( 0 .75 )
Net gain (loss) on investments (realized and unrealized) 110 .08 ( 53 .02 ) 48 .61 ( 15 .14 ) 57 .21
Total from investment operations 110 .44 ( 52 .45 ) 48 .12 ( 16 .66 ) 56 .46
Less distributions from:
Net investment income ( 1 .25 ) — — — ( 0 .50 )
Total distributions ( 1 .25 ) — — — ( 0 .50 )
Net asset value, end of period $ 296.79 $ 187.60 $ 240.05 $ 191.93 $ 208.59
Total Return 59 .14% ( 21 .85 ) % 25 .07% ( 7 .99 ) % 37 .09%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 591 $ 227 $ 863 $ 1,082 $ 11,057
Ratios to average net assets:
Net investment income (loss) 0 .17% 0 .26% ( 0 .23 ) % ( 0 .76 ) % ( 0 .43 ) %
Total expenses 1 .67% 1 .68% 1 .68% 1 .65% 1 .62%
Net expenses
b
1 .62% 1 .63% 1 .65% 1 .65% 1 .62%
Portfolio turnover rate 420% 431% 296% 242% 290%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 53
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
BANKS - 28 .4%
JPMorgan Chase & Co.
737 $ 216,796
Bank of America Corp.
2,872 140,010
Goldman Sachs Group, Inc.
152 128,590
Wells Fargo & Co.
1,541 122,679
Citigroup, Inc.
986 111,822
Morgan Stanley
676 111,249
PNC Financial Services
Group, Inc.
338 70,334
U.S. Bancorp
1,312 68,237
Bank of New York Mellon
Corp.
575 68,212
NU Holdings Limited/Cayman
Islands — Class A*
4,192 60,239
Truist Financial Corp.
1,277 58,704
Fifth Third Bancorp
1,102 51,199
Toronto-Dominion Bank
523 48,801
Itau Unibanco Holding S.A.
ADR
5,746 48,151
ICICI Bank Ltd. ADR
1,859 48,148
Bank of Nova Scotia
687 47,616
Royal Bank of Canada
294 47,563
State Street Corp.
351 44,423
M&T Bank Corp.
208 42,998
Huntington Bancshares, Inc.
2,730 42,724
HDFC Bank Ltd. ADR
1,712 42,595
Popular, Inc.
290 38,909
Citizens Financial Group, Inc.
638 38,261
Northern Trust Corp.
273 38,103
Regions Financial Corp.
1,413 36,908
KeyCorp
1,812 36,331
East West Bancorp, Inc.
271 28,932
Pinnacle Financial Partners,
Inc.
321 27,651
First Horizon Corp.
1,116 25,400
Wintrust Financial Corp.
169 23,481
Zions Bancorp North America
393 22,645
First Citizens BancShares,
Inc. — Class A
12 22,616
Columbia Banking System,
Inc.
798 21,889
Old National Bancorp
959 21,194
UMB Financial Corp.
185 20,866
Commerce Bancshares, Inc.
415 20,418
Valley National Bancorp
1,511 18,555
Hancock Whitney Corp.
271 17,233
Bank OZK
368 16,888
Total Banks 2,097,370
DIVERSIFIED FINANCIAL SERVICES - 24 .5%
Visa, Inc. — Class A
602 181,949
Mastercard, Inc. — Class A
307 153,396
Charles Schwab Corp.
1,034 97,175
Blackrock, Inc.
96 92,324
American Express Co.
305 92,256
Capital One Financial Corp.
447 81,546
Interactive Brokers Group,
Inc. — Class A
1,196 80,216
CME Group, Inc.
252 74,428
Intercontinental Exchange,
Inc.
447 70,304
Apollo Global Management,
Inc.
491 54,707
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
DIVERSIFIED FINANCIAL SERVICES - 24.5% (continued)
XP, Inc. — Class A
2,841 $ 54,093
Nasdaq, Inc.
590 50,085
Ameriprise Financial, Inc.
110 48,884
Coinbase Global,
Inc. — Class A*
279 48,716
Ares Management
Corp. — Class A
442 48,222
Rocket Companies,
Inc. — Class A*
3,332 47,481
Cboe Global Markets, Inc.
142 39,912
Raymond James Financial,
Inc.
266 38,514
LPL Financial Holdings, Inc.
127 38,205
Synchrony Financial
559 38,023
Tradeweb Markets,
Inc. — Class A
316 37,181
T. Rowe Price Group, Inc.
374 33,712
SoFi Technologies, Inc.*
2,055 32,633
Brookfield Asset Management
Ltd. — Class A
733 32,582
Blue Owl Capital, Inc.
3,305 30,175
TPG, Inc.
725 29,370
Invesco Ltd.
1,054 25,602
Ally Financial, Inc.
652 25,578
SEI Investments Co.
285 22,364
Franklin Resources, Inc.
877 20,715
Jefferies Financial Group, Inc.
500 20,635
Galaxy Digital, Inc. — Class
A*
1,036 19,114
SLM Corp.
723 15,480
Hamilton Lane, Inc. — Class
A
147 14,612
Upstart Holdings, Inc.*
448 11,491
Webull Corp.*
1,969 9,451
Dave, Inc.*
26 4,526
Total Diversified Financial Services 1,815,657
INSURANCE - 17 .1%
Berkshire Hathaway,
Inc. — Class B*
496 237,683
Progressive Corp.
398 78,900
Marsh & McLennan
Companies, Inc.
404 70,074
Willis Towers Watson plc
216 62,791
Arch Capital Group Ltd.*
635 60,954
Arthur J Gallagher & Co.
271 58,693
Travelers Companies, Inc.
200 58,336
Aon plc — Class A
176 56,809
Chubb Ltd.
173 56,386
Allstate Corp.
266 55,152
Aflac, Inc.
488 53,539
American International Group,
Inc.
636 47,859
MetLife, Inc.
676 47,807
Hartford Insurance Group,
Inc.
341 46,113
Prudential Financial, Inc.
469 45,817
Cincinnati Financial Corp.
230 36,191
Principal Financial Group, Inc.
381 34,332
Brown & Brown, Inc.
499 32,540
W R Berkley Corp.
472 31,284
Equitable Holdings, Inc.
664 24,641
Corebridge Financial, Inc.
854 20,376

March 31, 2026
54 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
INSURANCE - 17.1% (continued)
Erie Indemnity Co. — Class A
77 $ 19,351
Selective Insurance Group,
Inc.
200 15,078
Brighthouse Financial, Inc.*
230 13,772
Total Insurance 1,264,478
REITS - 16 .1%
Welltower, Inc.
439 86,795
Prologis, Inc.
645 85,256
Equinix, Inc.
76 74,498
American Tower Corp.
386 66,616
Digital Realty Trust, Inc.
332 59,830
Simon Property Group, Inc.
309 57,638
Realty Income Corp.
900 55,062
Public Storage
174 47,133
Ventas, Inc.
554 45,306
Crown Castle, Inc.
540 43,907
VICI Properties, Inc.
1,446 39,505
Iron Mountain, Inc.
382 39,017
Extra Space Storage, Inc.
292 38,290
AvalonBay Communities, Inc.
216 35,284
Equity Residential
587 34,721
Weyerhaeuser Co.
1,337 32,663
SBA Communications Corp.
181 31,152
Annaly Capital Management,
Inc.
1,374 29,060
Sun Communities, Inc.
227 28,593
Regency Centers Corp.
376 28,448
Invitation Homes, Inc.
1,138 28,279
Host Hotels & Resorts, Inc.
1,453 27,840
Mid-America Apartment
Communities, Inc.
227 27,721
Lamar Advertising
Co. — Class A
205 25,965
Healthpeak Properties, Inc.
1,534 25,204
AGNC Investment Corp.
2,503 25,105
Gaming and Leisure
Properties, Inc.
562 24,936
UDR, Inc.
718 24,254
Equity LifeStyle Properties,
Inc.
388 24,219
Total REITS 1,192,297
COMMERCIAL SERVICES - 6 .4%
S&P Global, Inc.
202 85,919
Moody's Corp.
145 63,256
PayPal Holdings, Inc.
1,098 49,663
StoneCo Ltd. — Class A*
3,510 49,561
Block, Inc.*
778 46,820
Corpay, Inc.*
109 31,718
Global Payments, Inc.
443 29,814
Toast, Inc. — Class A*
1,097 29,082
Affirm Holdings, Inc.*
632 28,958
MarketAxess Holdings, Inc.
79 13,034
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
COMMERCIAL SERVICES - 6.4% (continued)
Remitly Global, Inc.*
821 $ 12,865
Shift4 Payments,
Inc. — Class A*
281 12,288
Euronet Worldwide, Inc.*
,a
171 11,349
Morningstar, Inc.
46 7,776
Sezzle, Inc.*
59 3,734
Total Commercial Services 475,837
PRIVATE EQUITY - 3 .3%
Blackstone, Inc.
845 97,166
KKR & Company, Inc.
692 64,010
Brookfield Corp.
1,308 52,935
Carlyle Group, Inc.
582 28,163
Total Private Equity 242,274
SOFTWARE - 2 .0%
MSCI, Inc. — Class A
87 46,894
Fiserv, Inc.*
718 40,065
Fidelity National Information
Services, Inc.
777 36,449
Jack Henry & Associates, Inc.
157 24,812
Total Software 148,220
INTERNET - 0 .8%
Robinhood Markets,
Inc. — Class A*
828 57,380
INVESTMENT COMPANIES - 0 .4%
Ares Capital Corp.
1,514 27,282
MEDIA - 0 .3%
FactSet Research Systems,
Inc.
102 22,133
HEALTHCARE-SERVICES - 0 .2%
Oscar Health, Inc. — Class A*
1,121 12,858
Total Common Stocks
(Cost $4,804,062) 7,355,786
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 20,307 20,307
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 18,455 18,455
Total Repurchase Agreements
(Cost $38,762) 38,762
Total Investments - 100.0%
(Cost $4,842,824) $ 7,394,548
Other Assets & Liabilities, net - 0.0% 478
Total Net Assets - 100.0% $ 7,395,026
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 55
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
b
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 7,355,786 $ — $ — $ 7,355,786
Repurchase Agreements — 38,762 — 38,762
Total Assets $ 7,355,786 $ 38,762 $ — $ 7,394,548
– – – –

56 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL SERVICES FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $8,495 of securities loaned (cost $4,804,062) $ 7,355,786
Repurchase agreements, at value (cost $38,762) 38,762
Segregated cash due from broker 10,965
Receivables:
Dividends 11,320
Fund shares sold 1,944
Foreign tax reclaims 351
Interest 5
Securities lending income 5
Total assets 7,419,138
LIABILITIES:
Payable for:
Investment advisory fees 6,402
Registration fees 4,996
Transfer agent fees 4,255
Printing fees 2,265
Professional fees 1,945
Fund accounting 1,239
Distribution and service fees 946
Trustees’ fees and expenses* 684
Fund shares redeemed 66
Other liabilities 1,314
Total liabilities
24,112
NET ASSETS $ 7,395,026
NET ASSETS CONSIST OF:
Paid-in capital $ 6,373,714
Total distributable earnings (loss) 1,021,312
Net assets $ 7,395,026
Investor Class:
Net assets $ 4,328,472
Capital shares outstanding 44,470
Net asset value per share $ 97 .33
Class A:
Net assets $ 2,236,580
Capital shares outstanding 25,615
Net asset value per share $ 87 .32
Maximum offering price per share (Net asset value divided by 95.25%) $ 91 .67
Class C:
Net assets $ 475,665
Capital shares outstanding 6,917
Net asset value per share $ 68 .77
Class H:
Net assets $ 354,309
Capital shares outstanding 4,229
Net asset value per share $ 83 .78
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 57
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL SERVICES FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $3,444)
$ 347,423
Interest
4,070
Income from securities lending, net 192
Total investment income 351,685
EXPENSES:
Investment advisory fees 138,806
Distribution and service fees:
Class A 6,970
Class C 6,047
Class H 1,407
Transfer agent fees:
Investor Class 26,104
Class A 5,644
Class C 1,228
Class H 1,129
Registration and filing fees 17,492
Fund accounting fees 15,431
Professional fees 9,361
Administration fees 9,206
Trustees’ fees and expenses* 2,434
Custodian fees 2,168
Miscellaneous 8,560
Total expenses 251,987
Less:
Expenses reimbursed by Adviser (8,165)
Net expenses 243,822
Net investment income 107,863
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 3,713,966
Foreign currency transactions 11
Net realized gain 3,713,977
Net change in unrealized appreciation (depreciation) on:
Investments (1,930,067)
Net change in unrealized appreciation (depreciation) (1,930,067)
Net realized and unrealized gain 1,783,910
Net increase in net assets resulting from operations $ 1,891,773
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

58 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 107,863 $ 150,576
Net realized gain on investments 3,713,977 1,008,949
Net change in unrealized appreciation (depreciation) on investments (1,930,067) (336,174)
Net increase in net assets resulting from operations 1,891,773 823,351
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (63,129) (120,954)
Class A (37,403) (20,403)
Class C (10,186) (7,575)
Class H (8,607) (3,992)
Total distributions to shareholders (119,325) (152,924)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 80,708,425 64,301,723
Class A 897,419 2,139,664
Class C 179,597 363,490
Class H 308,374 539,650
Distributions reinvested
Investor Class 57,915 118,066
Class A 36,835 19,992
Class C 10,186 7,527
Class H 8,607 3,985
Cost of shares redeemed
Investor Class (104,430,484) (71,527,406)
Class A (1,638,946) (1,442,455)
Class C (412,756) (554,541)
Class H (619,413) (304,344)
Capital contribution from administrator
Class A 196 —
Net decrease from capital share transactions (24,894,045) (6,334,649)
Net decrease in net assets (23,121,597) (5,664,222)
NET ASSETS:
Beginning of year 30,516,623 36,180,845
End of year $ 7,395,026 $ 30,516,623
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 782,421 685,969
Class A 9,734 24,965
Class C 2,420 5,092
Class H 3,470 6,726
Shares issued from reinvestment of distributions
Investor Class 549 1,182
Class A 389 222
Class C 136 105
Class H 94 46
Shares redeemed
Investor Class (1,010,877) (802,699)
Class A (17,725) (17,767)
Class C (5,671) (8,332)
Class H (6,994) (3,956)
Net decrease in shares (242,054) (108,447)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 59
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 96.54 $ 85.13 $ 66.11 $ 101.95 $ 88.84
Income (loss) from investment operations:
Net investment income (loss)
a
0 .76 0 .76 0 .86 0 .87 0 .64
Net gain (loss) on investments (realized and unrealized) 1 .31 11 .38 18 .16 ( 19 .17 ) 13 .35
Total from investment operations 2 .07 12 .14 19 .02 ( 18 .30 ) 13 .99
Less distributions from:
Net investment income ( 1 .28 ) ( 0 .73 ) — ( 2 .30 ) ( 0 .34 )
Net realized gains — — — ( 15 .24 ) ( 0 .54 )
Total distributions ( 1 .28 ) ( 0 .73 ) — ( 17 .54 ) ( 0 .88 )
Net asset value, end of period $ 97.33 $ 96.54 $ 85.13 $ 66.11 $ 101.95
Total Return 2 .04% 14 .23% 28 .77% ( 18 .35 ) % 15 .72%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,328 $ 26,295 $ 33,024 $ 4,269 $ 32,004
Ratios to average net assets:
Net investment income (loss) 0 .75% 0 .81% 1 .12% 1 .00% 0 .63%
Total expenses 1 .46% 1 .45% 1 .43% 1 .40% 1 .36%
Net expenses
b
1 .41% 1 .40% 1 .39% 1 .40% 1 .36%
Portfolio turnover rate 446% 299% 119% 177% 406%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 86.95 $ 76.92 $ 59.89 $ 94.54 $ 82.65
Income (loss) from investment operations:
Net investment income (loss)
a
0 .45 0 .49 0 .63 0 .76 0 .36
Net gain (loss) on investments (realized and unrealized) 1 .19 10 .26 16 .40 ( 17 .87 ) 12 .41
Total from investment operations 1 .64 10 .75 17 .03 ( 17 .11 ) 12 .77
Less distributions from:
Net investment income ( 1 .28 ) ( 0 .72 ) — ( 2 .30 ) ( 0 .34 )
Net realized gains — — — ( 15 .24 ) ( 0 .54 )
Total distributions ( 1 .28 ) ( 0 .72 ) — ( 17 .54 ) ( 0 .88 )
Capital contribution from administrator 0.01 — — — —
Net asset value, end of period $ 87.32 $ 86.95 $ 76.92 $ 59.89 $ 94.54
Total Return
c
1 .78%
d
13 .96% 28 .44% ( 18 .56 ) % 15 .42%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,237 $ 2,888 $ 1,984 $ 1,576 $ 3,276
Ratios to average net assets:
Net investment income (loss) 0 .49% 0 .59% 0 .96% 0 .97% 0 .39%
Total expenses 1 .69% 1 .69% 1 .69% 1 .64% 1 .61%
Net expenses
b
1 .64% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 446% 299% 119% 177% 406%

60 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 69.24 $ 61.84 $ 48.51 $ 81.13 $ 71.57
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .19 ) ( 0 .13 ) 0 .11 0 .15 ( 0 .28 )
Net gain (loss) on investments (realized and unrealized) 1 .00 8 .26 13 .22 ( 15 .23 ) 10 .72
Total from investment operations 0 .81 8 .13 13 .33 ( 15 .08 ) 10 .44
Less distributions from:
Net investment income ( 1 .28 ) ( 0 .73 ) — ( 2 .30 ) ( 0 .34 )
Net realized gains — — — ( 15 .24 ) ( 0 .54 )
Total distributions ( 1 .28 ) ( 0 .73 ) — ( 17 .54 ) ( 0 .88 )
Net asset value, end of period $ 68.77 $ 69.24 $ 61.84 $ 48.51 $ 81.13
Total Return
c
1 .02% 13 .10% 27 .48% ( 19 .17 ) % 14 .55%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 476 $ 695 $ 814 $ 829 $ 1,216
Ratios to average net assets:
Net investment income (loss) ( 0 .25 ) % ( 0 .20 ) % 0 .20% 0 .24% ( 0 .35 ) %
Total expenses 2 .44% 2 .44% 2 .44% 2 .40% 2 .36%
Net expenses
b
2 .39% 2 .39% 2 .40% 2 .40% 2 .36%
Portfolio turnover rate 446% 299% 119% 177% 406%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 83.47 $ 73.87 $ 57.51 $ 91.63 $ 80.10
Income (loss) from investment operations:
Net investment income (loss)
a
0 .43 0 .48 0 .59 ( 0 .06 ) 0 .41
Net gain (loss) on investments (realized and unrealized) 1 .16 9 .85 15 .77 ( 16 .52 ) 12 .00
Total from investment operations 1 .59 10 .33 16 .36 ( 16 .58 ) 12 .41
Less distributions from:
Net investment income ( 1 .28 ) ( 0 .73 ) — ( 2 .30 ) ( 0 .34 )
Net realized gains — — — ( 15 .24 ) ( 0 .54 )
Total distributions ( 1 .28 ) ( 0 .73 ) — ( 17 .54 ) ( 0 .88 )
Net asset value, end of period $ 83.78 $ 83.47 $ 73.87 $ 57.51 $ 91.63
Total Return 1 .78% 13 .95% 28 .45% ( 18 .56 ) % 15 .47%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 354 $ 639 $ 358 $ 374 $ 12,923
Ratios to average net assets:
Net investment income (loss) 0 .48% 0 .60% 0 .95% ( 0 .08 ) % 0 .45%
Total expenses 1 .69% 1 .70% 1 .68% 1 .66% 1 .61%
Net expenses
b
1 .64% 1 .65% 1 .65% 1 .66% 1 .61%
Portfolio turnover rate 446% 299% 119% 177% 406%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.
d
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.01% for Class A. See Note 5 in the
Notes to Financial Statements.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 61
SEE NOTES TO FINANCIAL STATEMENTS.
HEALTH CARE FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
PHARMACEUTICALS - 33 .6%
Eli Lilly & Co.
767 $ 705,464
Johnson & Johnson
2,562 626,255
AbbVie, Inc.
2,273 494,355
Merck & Company, Inc.
3,751 451,208
Pfizer, Inc.
11,904 334,264
Bristol-Myers Squibb Co.
4,808 291,605
McKesson Corp.
289 250,089
Cencora, Inc.
791 248,485
CVS Health Corp.
3,288 236,144
Zoetis, Inc.
1,509 178,379
Cardinal Health, Inc.
833 176,021
Becton Dickinson & Co.
1,095 172,167
Novo Nordisk A/S ADR
4,453 163,648
AstraZeneca plc
805 158,762
Alkermes plc*
4,404 155,725
Jazz Pharmaceuticals plc*
785 148,404
Teva Pharmaceutical
Industries Ltd. ADR*
4,690 141,263
GSK plc ADR
2,483 137,037
Dexcom, Inc.*
1,981 124,407
Novartis AG ADR
807 123,269
Ascendis Pharma A/S ADR*
526 120,312
Viatris, Inc.
7,429 100,366
Neurocrine Biosciences, Inc.*
719 94,721
Elanco Animal Health, Inc.*
3,838 91,843
Vaxcyte, Inc.*
1,305 75,834
Madrigal Pharmaceuticals,
Inc.*
134 70,145
Henry Schein, Inc.*
933 68,762
Protagonist Therapeutics,
Inc.*
643 67,772
Rhythm Pharmaceuticals,
Inc.*
695 60,444
Corcept Therapeutics, Inc.*
1,384 55,789
Total Pharmaceuticals 6,122,939
HEALTHCARE-PRODUCTS - 26 .2%
Thermo Fisher Scientific, Inc.
732 359,800
Abbott Laboratories
3,259 334,602
Intuitive Surgical, Inc.*
704 324,537
Danaher Corp.
1,546 293,122
Stryker Corp.
838 275,358
Boston Scientific Corp.*
3,803 238,638
IDEXX Laboratories, Inc.*
309 173,624
Medtronic plc
1,996 172,953
Edwards Lifesciences Corp.*
2,128 170,410
Agilent Technologies, Inc.
1,311 149,428
GE HealthCare Technologies,
Inc.
2,066 147,058
ResMed, Inc.
652 146,361
Waters Corp.*
489 145,624
Natera, Inc.*
699 139,793
STERIS plc
562 124,275
West Pharmaceutical
Services, Inc.
458 114,793
Alcon AG
1,481 111,593
Zimmer Biomet Holdings, Inc.
1,185 107,148
Hologic, Inc.*
1,389 104,995
Cooper Companies, Inc.*
1,355 96,882
Guardant Health, Inc.*
1,020 94,217
Insulet Corp.*
445 93,379
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
HEALTHCARE-PRODUCTS - 26.2% (continued)
Align Technology, Inc.*
533 $ 91,372
Revvity, Inc.
a
957 83,843
Bio-Techne Corp.
1,443 75,411
Masimo Corp.*
410 72,927
Baxter International, Inc.
4,330 72,744
Repligen Corp.*
568 66,922
Avantor, Inc.*
7,688 60,274
Tempus AI, Inc. — Class A*
1,267 57,294
Lantheus Holdings, Inc.*
730 55,370
Merit Medical Systems, Inc.*
757 52,180
Bruker Corp.
1,430 51,652
TransMedics Group, Inc.*
436 43,343
Dentsply Sirona, Inc.
3,454 40,066
IRhythm Holdings, Inc.*
248 29,269
Total Healthcare-Products 4,771,257
BIOTECHNOLOGY - 23 .8%
Amgen, Inc.
995 350,091
Gilead Sciences, Inc.
2,379 331,561
Vertex Pharmaceuticals, Inc.*
599 267,477
Regeneron Pharmaceuticals,
Inc.
309 238,746
Alnylam Pharmaceuticals,
Inc.*
526 174,038
Insmed, Inc.*
1,004 164,174
Argenx SE ADR*
217 158,464
BeOne Medicines Ltd. ADR*
515 152,940
United Therapeutics Corp.*
234 138,757
Biogen, Inc.*
734 134,564
Royalty Pharma
plc — Class  A
2,759 132,349
CRISPR Therapeutics AG*
2,510 119,401
Illumina, Inc.*
944 116,357
BioNTech SE ADR*
1,289 114,566
Revolution Medicines, Inc.*
1,163 113,102
Moderna, Inc.*
2,169 110,185
Incyte Corp.*
1,105 104,003
Bridgebio Pharma, Inc.*
,a
1,325 98,394
Roivant Sciences Ltd.*
3,385 93,765
Ionis Pharmaceuticals, Inc.*
1,231 92,436
Exelixis, Inc.*
2,010 86,209
BioMarin Pharmaceutical,
Inc.*
1,472 83,153
Apellis Pharmaceuticals, Inc.*
2,036 81,908
Arrowhead Pharmaceuticals,
Inc.*
1,305 81,823
Cytokinetics, Inc.*
1,193 78,631
Axsome Therapeutics, Inc.*
434 73,355
Halozyme Therapeutics, Inc.*
1,125 72,709
TG Therapeutics, Inc.*
1,943 64,546
PTC Therapeutics, Inc.*
937 63,838
Scholar Rock Holding Corp.*
1,281 62,974
Viking Therapeutics, Inc.*
,a
1,450 47,183
Summit Therapeutics, Inc.*
2,435 46,168
ACADIA Pharmaceuticals,
Inc.*
2,014 44,832
Sarepta Therapeutics, Inc.*
1,992 43,346
Praxis Precision Medicines,
Inc.*
121 38,985
Krystal Biotech, Inc.*
,a
142 36,681
Ultragenyx Pharmaceutical,
Inc.*
1,685 35,301

March 31, 2026
62 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
HEALTH CARE FUND
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
BIOTECHNOLOGY - 23.8% (continued)
Soleno Therapeutics, Inc.*
973 $ 32,576
Recursion Pharmaceuticals,
Inc. — Class A*
10,342 31,750
ADMA Biologics, Inc.*
3,250 29,282
Total Biotechnology 4,340,620
HEALTHCARE-SERVICES - 14 .1%
UnitedHealth Group, Inc.
1,485 401,826
Cigna Group
798 212,866
Elevance Health, Inc.
712 208,438
HCA Healthcare, Inc.
436 206,333
ICON plc*
1,465 162,117
IQVIA Holdings, Inc.*
842 143,595
Labcorp Holdings, Inc.
460 122,733
Humana, Inc.
706 122,413
Quest Diagnostics, Inc.
597 117,000
Centene Corp.*
3,106 101,690
Tenet Healthcare Corp.*
511 96,431
Medpace Holdings, Inc.*
191 91,716
Charles River Laboratories
International, Inc.*
482 83,145
Ensign Group, Inc.
412 83,018
Universal Health Services,
Inc. — Class B
441 78,926
HealthEquity, Inc.*
856 71,536
Molina Healthcare, Inc.*
469 62,518
Option Care Health, Inc.*
1,871 50,367
RadNet, Inc.*
886 49,518
Alignment Healthcare, Inc.*
2,593 45,689
Acadia Healthcare Company,
Inc.*
1,562 36,535
GeneDx Holdings Corp.*
321 20,615
Total Healthcare-Services 2,569,025
SOFTWARE - 0 .9%
Veeva Systems, Inc. — Class
A*
752 132,097
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
SOFTWARE - 0.9% (continued)
Waystar Holding Corp.*
1,774 $ 42,771
Total Software 174,868
ELECTRONICS - 0 .7%
Mettler-Toledo International,
Inc.*
110 138,732
INTERNET - 0 .3%
Hims & Hers Health, Inc.*
2,523 52,378
Total Common Stocks
(Cost $11,003,960) 18,169,819
RIGHTS - 0 .0%
PHARMACEUTICALS - 0 .0%
Johnson & Johnson
Expiring 12/31/29*
,b
752 —
Sanofi S.A.
Expiring 06/30/32*
,b
630 —
Total Pharmaceuticals —
Total Rights
(Cost $—) —
FACE
AMOUNT
REPURCHASE AGREEMENTS
c
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 45,077 45,077
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 40,965 40,965
Total Repurchase Agreements
(Cost $86,042) 86,042
Total Investments - 100.1%
(Cost $11,090,002) $ 18,255,861
Other Assets & Liabilities, net - (0.1)% (22,589)
Total Net Assets - 100.0% $ 18,233,272
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Value determined based on Level 3 inputs — See Note 4 .
c
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 63
SEE NOTES TO FINANCIAL STATEMENTS.
HEALTH CARE FUND
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 18,169,819 $ — $ — $ 18,169,819
Rights — — —
a
—
Repurchase Agreements — 86,042 — 86,042
Total Assets $ 18,169,819 $ 86,042 $ — $ 18,255,861
– – – –
a
Securities with a market value of $0.

64 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
HEALTH CARE FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $197,405 of securities loaned (cost $11,003,960) $ 18,169,819
Repurchase agreements, at value (cost $86,042) 86,042
Segregated cash due from broker 24,340
Receivables:
Investments sold 990,938
Fund shares sold 56,504
Dividends 12,886
Foreign tax reclaims 2,501
Securities lending income 31
Interest 11
Total assets 19,343,072
LIABILITIES:
Payable for:
Fund shares redeemed 1,069,263
Investment advisory fees 11,987
Transfer agent fees 7,963
Fund accounting 2,343
Distribution and service fees 1,125
Trustees’ fees and expenses* 1,069
Other liabilities 16,050
Total liabilities
1,109,800
NET ASSETS $ 18,233,272
NET ASSETS CONSIST OF:
Paid-in capital $ 13,189,750
Total distributable earnings (loss) 5,043,522
Net assets $ 18,233,272
Investor Class:
Net assets $ 13,312,905
Capital shares outstanding 101,293
Net asset value per share $ 131 .43
Class A:
Net assets $ 3,707,081
Capital shares outstanding 32,331
Net asset value per share $ 114 .66
Maximum offering price per share (Net asset value divided by 95.25%) $ 120 .38
Class C:
Net assets $ 173,282
Capital shares outstanding 1,932
Net asset value per share $ 89 .68
Class H:
Net assets $ 1,040,004
Capital shares outstanding 9,486
Net asset value per share $ 109 .64
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 65
SEE NOTES TO FINANCIAL STATEMENTS.
HEALTH CARE FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $2,995)
$ 249,889
Interest
4,983
Income from securities lending, net 1,819
Total investment income 256,691
EXPENSES:
Investment advisory fees 177,092
Distribution and service fees:
Class A 9,894
Class C 2,768
Class H 2,485
Transfer agent fees:
Investor Class 31,299
Class A 8,036
Class C 566
Class H 2,033
Registration and filing fees 21,416
Fund accounting fees 19,888
Administration fees 11,381
Professional fees 10,540
Trustees’ fees and expenses* 2,935
Custodian fees 2,836
Miscellaneous 10,629
Total expenses 313,798
Less:
Expenses reimbursed by Adviser (10,418)
Net expenses 303,380
Net investment loss (46,689)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 2,429,815
Net realized gain 2,429,815
Net change in unrealized appreciation (depreciation) on:
Investments (769,366)
Net change in unrealized appreciation (depreciation) (769,366)
Net realized and unrealized gain 1,660,449
Net increase in net assets resulting from operations $ 1,613,760
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

66 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
HEALTH CARE FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (46,689) $ (70,543)
Net realized gain on investments 2,429,815 667,040
Net change in unrealized appreciation (depreciation) on investments (769,366) (1,383,216)
Net increase (decrease) in net assets resulting from operations 1,613,760 (786,719)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (275,643) —
Class A (100,546) —
Class C (5,836) —
Class H (30,145) —
Total distributions to shareholders (412,170) —
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 55,681,750 62,563,005
Class A 868,021 1,382,494
Class C 111,480 134,737
Class H 658,401 475,851
Distributions reinvested
Investor Class 262,100 —
Class A 98,854 —
Class C 4,778 —
Class H 28,202 —
Cost of shares redeemed
Investor Class (58,081,821) (64,575,158)
Class A (1,691,791) (2,435,233)
Class C (381,411) (660,095)
Class H (636,622) (702,059)
Net decrease from capital share transactions (3,078,059) (3,816,458)
Net decrease in net assets (1,876,469) (4,603,177)
NET ASSETS:
Beginning of year 20,109,741 24,712,918
End of year $ 18,233,272 $ 20,109,741
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 437,209 484,091
*
Class A 7,641 12,161
*
Class C 1,219 1,466
*
Class H 5,975 4,295
*
Shares issued from reinvestment of distributions
Investor Class 1,905 —
Class A 823 —
Class C 51 —
Class H 246 —
Shares redeemed
Investor Class (452,366) (498,701)
*
Class A (14,925) (21,454)
*
Class C (4,333) (7,276)
*
Class H (5,884) (6,423)
*
Net decrease in shares (22,439) (31,841)
*
* Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 67
SEE NOTES TO FINANCIAL STATEMENTS.
HEALTH CARE FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 125.89 $ 131.07 $ 115.10 $ 124.65 $ 117.73
Income (loss) from investment operations:
Net investment income (loss)
b
( 0 .19 ) ( 0 .26 ) ( 0 .21 ) ( 0 .30 ) ( 0 .36 )
Net gain (loss) on investments (realized and unrealized) 8 .73 ( 4 .92 ) 16 .18 ( 7 .36 ) 11 .51
Total from investment operations 8 .54 ( 5 .18 ) 15 .97 ( 7 .66 ) 11 .15
Less distributions from:
Net investment income — — — ( 1 .89 ) ( 4 .23 )
Net realized gains ( 3 .00 ) — — — —
Total distributions ( 3 .00 ) — — ( 1 .89 ) ( 4 .23 )
Net asset value, end of period $ 131.43 $ 125.89 $ 131.07 $ 115.10 $ 124.65
Total Return 6 .67% ( 3 .95 ) % 13 .86% ( 6 .16 ) % 9 .40%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 13,313 $ 14,420 $ 16,929 $ 17,873 $ 25,478
Ratios to average net assets:
Net investment income (loss) ( 0 .15 ) % ( 0 .20 ) % ( 0 .19 ) % ( 0 .26 ) % ( 0 .29 ) %
Total expenses 1 .43% 1 .44% 1 .43% 1 .39% 1 .35%
Net expenses
c
1 .38% 1 .39% 1 .40% 1 .39% 1 .35%
Portfolio turnover rate 244% 236% 116% 268% 238%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 110.45 $ 115.29 $ 101.50 $ 110.42 $ 104.98
Income (loss) from investment operations:
Net investment income (loss)
b
( 0 .46 ) ( 0 .50 ) ( 0 .45 ) ( 0 .48 ) ( 0 .57 )
Net gain (loss) on investments (realized and unrealized) 7 .67 ( 4 .34 ) 14 .24 ( 6 .55 ) 10 .24
Total from investment operations 7 .21 ( 4 .84 ) 13 .79 ( 7 .03 ) 9 .67
Less distributions from:
Net investment income — — — ( 1 .89 ) ( 4 .23 )
Net realized gains ( 3 .00 ) — — — —
Total distributions ( 3 .00 ) — — ( 1 .89 ) ( 4 .23 )
Net asset value, end of period $ 114.66 $ 110.45 $ 115.29 $ 101.50 $ 110.42
Total Return
d
6 .40% ( 4 .20 ) % 13 .60% ( 6 .38 ) % 9 .14%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,707 $ 4,285 $ 5,544 $ 4,923 $ 5,650
Ratios to average net assets:
Net investment income (loss) ( 0 .41 ) % ( 0 .44 ) % ( 0 .43 ) % ( 0 .49 ) % ( 0 .50 ) %
Total expenses 1 .69% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
c
1 .64% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 244% 236% 116% 268% 238%

68 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
HEALTH CARE FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 87.63 $ 92.15 $ 81.73 $ 89.98 $ 86.86
Income (loss) from investment operations:
Net investment income (loss)
b
( 1 .02 ) ( 1 .09 ) ( 0 .99 ) ( 1 .02 ) ( 1 .17 )
Net gain (loss) on investments (realized and unrealized) 6 .07 ( 3 .43 ) 11 .41 ( 5 .34 ) 8 .52
Total from investment operations 5 .05 ( 4 .52 ) 10 .42 ( 6 .36 ) 7 .35
Less distributions from:
Net investment income — — — ( 1 .89 ) ( 4 .23 )
Net realized gains ( 3 .00 ) — — — —
Total distributions ( 3 .00 ) — — ( 1 .89 ) ( 4 .23 )
Net asset value, end of period $ 89.68 $ 87.63 $ 92.15 $ 81.73 $ 89.98
Total Return
d
5 .62% ( 4 .91 ) % 12 .78% ( 7 .07 ) % 8 .34%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 173 $ 438 $ 996 $ 1,529 $ 2,699
Ratios to average net assets:
Net investment income (loss) ( 1 .17 ) % ( 1 .20 ) % ( 1 .20 ) % ( 1 .25 ) % ( 1 .26 ) %
Total expenses 2 .45% 2 .43% 2 .43% 2 .39% 2 .36%
Net expenses
c
2 .40% 2 .38% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 244% 236% 116% 268% 238%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 105.73 $ 110.36 $ 97.16 $ 105.77 $ 100.71
Income (loss) from investment operations:
Net investment income (loss)
b
( 0 .44 ) ( 0 .48 ) ( 0 .42 ) ( 0 .63 ) ( 0 .51 )
Net gain (loss) on investments (realized and unrealized) 7 .35 ( 4 .15 ) 13 .62 ( 6 .09 ) 9 .80
Total from investment operations 6 .91 ( 4 .63 ) 13 .20 ( 6 .72 ) 9 .29
Less distributions from:
Net investment income — — — ( 1 .89 ) ( 4 .23 )
Net realized gains ( 3 .00 ) — — — —
Total distributions ( 3 .00 ) — — ( 1 .89 ) ( 4 .23 )
Net asset value, end of period $ 109.64 $ 105.73 $ 110.36 $ 97.16 $ 105.77
Total Return 6 .41% ( 4 .20 ) % 13 .58% ( 6 .38 ) % 9 .14%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,040 $ 967 $ 1,245 $ 1,318 $ 10,297
Ratios to average net assets:
Net investment income (loss) ( 0 .40 ) % ( 0 .44 ) % ( 0 .43 ) % ( 0 .64 ) % ( 0 .46 ) %
Total expenses 1 .69% 1 .69% 1 .68% 1 .65% 1 .61%
Net expenses
c
1 .64% 1 .64% 1 .65% 1 .65% 1 .61%
Portfolio turnover rate 244% 236% 116% 268% 238%
a
Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
d
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 69
SEE NOTES TO FINANCIAL STATEMENTS.
INTERNET FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .9%
INTERNET - 55 .8%
Alphabet, Inc. — Class A
3,523 $ 1,013,074
Amazon.com, Inc.*
3,802 791,842
Meta Platforms,
Inc. — Class A
1,119 640,213
Netflix, Inc.*
5,713 549,305
Uber Technologies, Inc.*
4,583 329,655
Booking Holdings, Inc.
74 311,564
Airbnb, Inc. — Class A*
1,783 225,157
Shopify, Inc. — Class A*
1,756 208,297
MercadoLibre, Inc.*
118 204,024
DoorDash, Inc. — Class A*
1,339 201,051
eBay, Inc.
1,922 174,940
Coupang, Inc.*
8,447 159,479
Expedia Group, Inc.
627 144,768
Alibaba Group Holding Ltd.
ADR
1,102 138,257
Reddit, Inc. — Class A*
1,012 136,266
Spotify Technology S.A.*
280 135,775
VeriSign, Inc.
505 125,422
JD.com, Inc. ADR
3,832 113,312
F5, Inc.*
384 111,103
Baidu, Inc. ADR*
949 105,737
Wix.com Ltd.*
1,167 105,112
Roku, Inc.*
1,095 103,609
Chewy, Inc. — Class A*
3,537 95,499
Pinterest, Inc. — Class A*
5,195 95,276
GoDaddy, Inc. — Class A*
1,131 93,500
Trip.com Group Ltd. ADR
1,864 92,808
Wayfair, Inc. — Class A*
1,124 84,536
Zillow Group, Inc. — Class C*
2,034 84,167
Bilibili, Inc. ADR*
3,382 76,298
Match Group, Inc.
2,387 73,305
Snap, Inc. — Class A*
14,497 66,686
Lyft, Inc. — Class A*
4,732 62,936
Etsy, Inc.*
1,135 56,727
IAC, Inc.*
1,291 51,679
Cargurus, Inc.*
1,474 50,190
Ziff Davis, Inc.*
783 32,855
TripAdvisor, Inc.*
3,052 32,534
Trump Media & Technology
Group Corp.*
3,492 32,406
Grindr, Inc.*
1,376 16,636
Bumble, Inc. — Class A*
4,410 14,377
Total Internet 7,140,377
SOFTWARE - 24 .2%
Salesforce, Inc.
1,786 333,393
Adobe, Inc.*
1,060 257,665
Cloudflare, Inc. — Class A*
1,098 226,561
Electronic Arts, Inc.
1,063 216,714
Snowflake, Inc.*
1,149 173,292
ROBLOX Corp. — Class A*
3,047 172,338
Datadog, Inc. — Class A*
1,416 167,159
Take-Two Interactive
Software, Inc.*
794 156,815
Workday, Inc. — Class A*
1,188 154,345
CoreWeave, Inc. — Class A*
1,984 153,700
Veeva Systems, Inc. — Class
A*
791 138,947
Zoom Communications, Inc.*
1,707 137,226
Twilio, Inc. — Class A*
932 117,264
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
SOFTWARE - 24.2% (continued)
MongoDB, Inc.*
476 $ 116,510
Akamai Technologies, Inc.*
995 114,276
NetEase, Inc. ADR
766 85,746
Docusign, Inc.*
1,792 84,959
Nutanix, Inc. — Class A*
2,170 82,482
DigitalOcean Holdings, Inc.*
876 75,143
Dropbox, Inc. — Class A*
2,498 56,755
Box, Inc. — Class A*
1,983 46,878
ZoomInfo Technologies, Inc.*
5,450 32,591
Total Software 3,100,759
TELECOMMUNICATIONS - 12 .7%
Cisco Systems, Inc.
5,800 450,022
Arista Networks, Inc.*
2,416 296,637
Motorola Solutions, Inc.
510 221,325
Ciena Corp.*
519 201,491
Nokia Oyj ADR
11,153 89,670
Telefonaktiebolaget LM
Ericsson ADR
7,767 87,534
Viavi Solutions, Inc.*
2,380 79,207
Applied Digital Corp.*
2,591 61,510
Vistance Networks, Inc.*
2,936 53,435
Viasat, Inc.*
1,082 49,556
Extreme Networks, Inc.*
2,604 39,268
Total Telecommunications 1,629,655
COMPUTERS - 2 .8%
Lumentum Holdings, Inc.*
299 210,125
Okta, Inc.*
1,288 101,378
NetScout Systems, Inc.*
1,306 41,518
Total Computers 353,021
COMMERCIAL SERVICES - 1 .8%
PayPal Holdings, Inc.
3,936 178,025
Paylocity Holding Corp.*
448 48,402
Total Commercial Services 226,427
REAL ESTATE - 0 .9%
CoStar Group, Inc.*
2,699 108,878
ENTERTAINMENT - 0 .6%
DraftKings, Inc. — Class A*
3,701 80,016
ELECTRONICS - 0 .5%
Applied Optoelectronics, Inc.*
766 64,796
AEROSPACE & DEFENSE - 0 .4%
Ondas, Inc.*
5,439 49,168
HEALTHCARE-SERVICES - 0 .2%
Teladoc Health, Inc.*
4,948 26,967
Total Common Stocks
(Cost $6,263,381) 12,780,064
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 21,666 21,666

March 31, 2026
70 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INTERNET FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 0.3% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 19,690 $ 19,690
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 0.3% (continued)
Total Repurchase Agreements
(Cost $41,356) $ 41,356
Total Investments - 100.2%
(Cost $6,304,737) $ 12,821,420
Other Assets & Liabilities, net - (0.2)% (30,506)
Total Net Assets - 100.0% $ 12,790,914
*
Non-income producing security.
a
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 12,780,064 $ — $ — $ 12,780,064
Repurchase Agreements — 41,356 — 41,356
Total Assets $ 12,780,064 $ 41,356 $ — $ 12,821,420
– – – –

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 71
SEE NOTES TO FINANCIAL STATEMENTS.
INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $6,263,381) $ 12,780,064
Repurchase agreements, at value (cost $41,356) 41,356
Cash 344
Segregated cash due from broker 11,699
Receivables:
Fund shares sold 1,765
Dividends 617
Securities lending income 6
Interest 5
Total assets 12,835,856
LIABILITIES:
Payable for:
Investment advisory fees 9,094
Registration fees 7,668
Fund shares redeemed 6,562
Transfer agent fees 6,223
Distribution and service fees 4,164
Printing fees 3,410
Professional fees 3,022
Fund accounting 1,753
Trustees’ fees and expenses* 1,036
Other liabilities 2,010
Total liabilities
44,942
NET ASSETS $ 12,790,914
NET ASSETS CONSIST OF:
Paid-in capital $ 5,974,128
Total distributable earnings (loss) 6,816,786
Net assets $ 12,790,914
Investor Class:
Net assets $ 6,133,063
Capital shares outstanding 40,723
Net asset value per share $ 150 .60
Class A:
Net assets $ 1,595,304
Capital shares outstanding 11,991
Net asset value per share $ 133 .04
Maximum offering price per share (Net asset value divided by 95.25%) $ 139 .67
Class C:
Net assets $ 4,353,815
Capital shares outstanding 42,893
Net asset value per share $ 101 .51
Class H:
Net assets $ 708,732
Capital shares outstanding 5,590
Net asset value per share $ 126 .79
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

72 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INTERNET FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,617)
$ 65,786
Interest
5,806
Income from securities lending, net 1,126
Total investment income 72,718
EXPENSES:
Investment advisory fees 181,389
Distribution and service fees:
Class A 4,650
Class C 49,284
Class H 1,930
Transfer agent fees:
Investor Class 25,941
Class A 3,748
Class C 9,929
Class H 1,558
Registration and filing fees 21,782
Fund accounting fees 20,200
Administration fees 11,966
Professional fees 9,918
Trustees’ fees and expenses* 3,106
Custodian fees 2,827
Line of credit fees 15
Miscellaneous 11,656
Total expenses 359,899
Less:
Expenses reimbursed by Adviser (10,670)
Net expenses 349,229
Net investment loss (276,511)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 4,129,744
Net realized gain 4,129,744
Net change in unrealized appreciation (depreciation) on:
Investments 27,262
Net change in unrealized appreciation (depreciation) 27,262
Net realized and unrealized gain 4,157,006
Net increase in net assets resulting from operations $ 3,880,495
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 73
SEE NOTES TO FINANCIAL STATEMENTS.
INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (276,511) $ (197,349)
Net realized gain on investments 4,129,744 3,898,131
Net change in unrealized appreciation (depreciation) on investments 27,262 (2,566,194)
Net increase in net assets resulting from operations 3,880,495 1,134,588
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (145,680) —
Class A (28,865) —
Class C (98,022) —
Class H (12,402) —
Total distributions to shareholders (284,969) —
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 29,645,043 28,889,168
Class A 1,114,114 1,698,744
Class C 235,126 897,028
Class H 16,074 253,209
Distributions reinvested
Investor Class 141,783 —
Class A 27,246 —
Class C 98,022 —
Class H 12,401 —
Cost of shares redeemed
Investor Class (35,085,847) (53,536,522)
Class A (1,364,256) (2,100,584)
Class C (663,235) (283,567)
Class H (82,110) (285,085)
Net decrease from capital share transactions (5,905,639) (24,467,609)
Net decrease in net assets (2,310,113) (23,333,021)
NET ASSETS:
Beginning of year 15,101,027 38,434,048
End of year $ 12,790,914 $ 15,101,027
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 183,164 205,920
Class A 7,727 14,278
Class C 2,274 9,659
Class H 121 2,223
Shares issued from reinvestment of distributions
Investor Class 848 —
Class A 184 —
Class C 868 —
Class H 88 —
Shares redeemed
Investor Class (205,253) (407,285)
Class A (9,509) (17,769)
Class C (5,972) (2,989)
Class H (605) (2,494)
Net decrease in shares (26,065) (198,457)

74 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INTERNET FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 136.76 $ 123.64 $ 94.80 $ 115.59 $ 195.59
Income (loss) from investment operations:
Net investment income (loss)
a
( 1 .69 ) ( 1 .35 ) ( 1 .18 ) ( 0 .99 ) ( 2 .11 )
Net gain (loss) on investments (realized and unrealized) 17 .76 14 .47 30 .02 ( 19 .80 ) ( 34 .69 )
Total from investment operations 16 .07 13 .12 28 .84 ( 20 .79 ) ( 36 .80 )
Less distributions from:
Net realized gains ( 2 .23 ) — — — ( 43 .20 )
Total distributions ( 2 .23 ) — — — ( 43 .20 )
Net asset value, end of period $ 150.60 $ 136.76 $ 123.64 $ 94.80 $ 115.59
Total Return 11 .60% 10 .61% 30 .42% ( 17 .99 ) % ( 23 .48 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 6,133 $ 8,474 $ 32,558 $ 16,148 $ 8,777
Ratios to average net assets:
Net investment income (loss) ( 1 .04 ) % ( 0 .98 ) % ( 1 .09 ) % ( 1 .13 ) % ( 1 .18 ) %
Total expenses 1 .42% 1 .45% 1 .42% 1 .39% 1 .36%
Net expenses
b
1 .37% 1 .40% 1 .38% 1 .39% 1 .36%
Portfolio turnover rate 151% 175% 205% 133% 150%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 121.35 $ 109.97 $ 84.53 $ 103.33 $ 179.98
Income (loss) from investment operations:
Net investment income (loss)
a
( 1 .82 ) ( 1 .42 ) ( 1 .26 ) ( 1 .10 ) ( 2 .28 )
Net gain (loss) on investments (realized and unrealized) 15 .74 12 .80 26 .70 ( 17 .70 ) ( 31 .17 )
Total from investment operations 13 .92 11 .38 25 .44 ( 18 .80 ) ( 33 .45 )
Less distributions from:
Net realized gains ( 2 .23 ) — — — ( 43 .20 )
Total distributions ( 2 .23 ) — — — ( 43 .20 )
Net asset value, end of period $ 133.04 $ 121.35 $ 109.97 $ 84.53 $ 103.33
Total Return
c
11 .29% 10 .35% 30 .10% ( 18 .19 ) % ( 23 .67 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,595 $ 1,649 $ 1,878 $ 1,342 $ 2,240
Ratios to average net assets:
Net investment income (loss) ( 1 .28 ) % ( 1 .19 ) % ( 1 .33 ) % ( 1 .39 ) % ( 1 .44 ) %
Total expenses 1 .68% 1 .69% 1 .69% 1 .65% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .65% 1 .61%
Portfolio turnover rate 151% 175% 205% 133% 150%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 75
SEE NOTES TO FINANCIAL STATEMENTS.
INTERNET FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 93.71 $ 85.56 $ 66.26 $ 81.61 $ 152.56
Income (loss) from investment operations:
Net investment income (loss)
a
( 2 .22 ) ( 1 .82 ) ( 1 .54 ) ( 1 .32 ) ( 2 .89 )
Net gain (loss) on investments (realized and unrealized) 12 .25 9 .97 20 .84 ( 14 .03 ) ( 24 .86 )
Total from investment operations 10 .03 8 .15 19 .30 ( 15 .35 ) ( 27 .75 )
Less distributions from:
Net realized gains ( 2 .23 ) — — — ( 43 .20 )
Total distributions ( 2 .23 ) — — — ( 43 .20 )
Net asset value, end of period $ 101.51 $ 93.71 $ 85.56 $ 66.26 $ 81.61
Total Return
c
10 .46% 9 .53% 29 .13% ( 18 .81 ) % ( 24 .24 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,354 $ 4,285 $ 3,341 $ 2,522 $ 2,821
Ratios to average net assets:
Net investment income (loss) ( 2 .03 ) % ( 1 .96 ) % ( 2 .08 ) % ( 2 .14 ) % ( 2 .19 ) %
Total expenses 2 .43% 2 .44% 2 .44% 2 .40% 2 .36%
Net expenses
b
2 .38% 2 .39% 2 .40% 2 .40% 2 .36%
Portfolio turnover rate 151% 175% 205% 133% 150%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 115.74 $ 104.88 $ 80.62 $ 98.55 $ 173.71
Income (loss) from investment operations:
Net investment income (loss)
a
( 1 .73 ) ( 1 .40 ) ( 1 .19 ) ( 1 .09 ) ( 2 .23 )
Net gain (loss) on investments (realized and unrealized) 15 .01 12 .26 25 .45 ( 16 .84 ) ( 29 .73 )
Total from investment operations 13 .28 10 .86 24 .26 ( 17 .93 ) ( 31 .96 )
Less distributions from:
Net realized gains ( 2 .23 ) — — — ( 43 .20 )
Total distributions ( 2 .23 ) — — — ( 43 .20 )
Net asset value, end of period $ 126.79 $ 115.74 $ 104.88 $ 80.62 $ 98.55
Total Return 11 .30% 10 .35% 30 .09% ( 18 .19 ) % ( 23 .67 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 709 $ 693 $ 656 $ 579 $ 947
Ratios to average net assets:
Net investment income (loss) ( 1 .28 ) % ( 1 .22 ) % ( 1 .33 ) % ( 1 .39 ) % ( 1 .45 ) %
Total expenses 1 .68% 1 .69% 1 .68% 1 .65% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .65% 1 .61%
Portfolio turnover rate 151% 175% 205% 133% 150%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
76 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
LEISURE FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .7%
RETAIL - 19 .3%
McDonald's Corp.
571 $ 177,461
Starbucks Corp.
1,305 116,915
Yum! Brands, Inc.
598 92,977
Chipotle Mexican Grill,
Inc. — Class A*
2,444 78,232
Restaurant Brands
International, Inc.
930 68,727
Darden Restaurants, Inc.
296 58,028
Yum China Holdings, Inc.
883 43,073
Texas Roadhouse,
Inc. — Class A
241 39,799
Domino's Pizza, Inc.
106 38,032
Dutch Bros, Inc. — Class A*
,a
733 37,134
Cava Group, Inc.*
429 34,706
Brinker International, Inc.*
218 31,124
Shake Shack, Inc. — Class A*
272 24,064
Wingstop, Inc.
a
150 23,245
Cracker Barrel Old Country
Store, Inc.
a
762 21,420
Cheesecake Factory, Inc.
a
358 19,600
Wendy's Co.
a
1,777 12,350
Papa John's International, Inc.
369 11,959
Sweetgreen, Inc. — Class A*
1,757 9,119
Bloomin' Brands, Inc.
1,425 7,695
Dave & Buster's
Entertainment, Inc.*
532 5,762
Total Retail 951,422
INTERNET - 17 .3%
Netflix, Inc.*
2,546 244,798
Booking Holdings, Inc.
33 138,940
Airbnb, Inc. — Class A*
803 101,403
DoorDash, Inc. — Class A*
603 90,540
Spotify Technology S.A.*
144 69,827
Expedia Group, Inc.
282 65,111
Trip.com Group Ltd. ADR
1,040 51,782
Roku, Inc.*
466 44,093
MakeMyTrip Ltd.*
1,073 40,012
Serve Robotics, Inc.*
,a
1,002 8,457
Total Internet 854,963
MEDIA - 14 .3%
Walt Disney Co.
1,636 157,678
Comcast Corp. — Class A
4,189 120,266
Warner Bros Discovery, Inc.*
3,554 97,593
Fox Corp. — Class A
a
962 56,181
Charter Communications,
Inc. — Class A*
,a
256 55,265
News Corp. — Class A
1,927 48,040
New York Times Co. — Class
A
505 42,284
Paramount Skydance
Corp. — Class B
3,731 33,653
Liberty Broadband
Corp. — Class C*
639 32,142
Versant Media Group, Inc.*
750 27,765
Sirius XM Holdings, Inc.
1,097 25,319
Nexstar Media Group,
Inc. — Class A
68 12,296
Total Media 708,482
ENTERTAINMENT - 9 .2%
TKO Group Holdings, Inc.
340 68,561
A
A
A SHARES VALUE
COMMON STOCKS - 99.7% (continued)
ENTERTAINMENT - 9.2% (continued)
Live Nation Entertainment,
Inc.*
390 $ 59,479
Flutter Entertainment plc*
428 43,635
Warner Music Group
Corp. — Class A
1,669 42,626
Sportradar Group
AG — Class A*
2,524 42,252
DraftKings, Inc. — Class A*
1,667 36,040
Churchill Downs, Inc.
331 29,734
Caesars Entertainment, Inc.*
979 25,875
Red Rock Resorts,
Inc. — Class A
464 24,759
Vail Resorts, Inc.
a
183 23,482
Cinemark Holdings, Inc.
777 22,160
Penn Entertainment, Inc.*
1,170 17,585
Six Flags Entertainment
Corp.*
892 15,833
Total Entertainment 452,021
LODGING - 9 .0%
Marriott International,
Inc. — Class A
318 104,008
Hilton Worldwide Holdings,
Inc.
338 102,779
Las Vegas Sands Corp.
906 48,815
Hyatt Hotels Corp. — Class A
315 45,294
Wynn Resorts Ltd.
a
345 35,035
Wyndham Hotels & Resorts,
Inc.
387 31,436
MGM Resorts International*
847 31,347
Boyd Gaming Corp.
309 25,394
Choice Hotels International,
Inc.
a
197 20,390
Total Lodging 444,498
LEISURE TIME - 8 .2%
Royal Caribbean Cruises Ltd.
378 104,018
Carnival Corp.
2,897 74,974
Viking Holdings Ltd.*
754 55,404
Norwegian Cruise Line
Holdings Ltd.*
1,902 35,568
Planet Fitness, Inc. — Class
A*
406 30,198
Life Time Group Holdings,
Inc.*
877 23,627
Polaris, Inc.
384 20,928
YETI Holdings, Inc.*
563 20,600
Harley-Davidson, Inc.
962 19,452
Peloton Interactive,
Inc. — Class A*
4,084 17,520
Total Leisure Time 402,289
AGRICULTURE - 7 .3%
Philip Morris International, Inc.
1,139 188,322
Altria Group, Inc.
1,863 122,940
British American Tobacco plc
ADR
873 51,044
Total Agriculture 362,306
SOFTWARE - 7 .0%
Electronic Arts, Inc.
464 94,596
ROBLOX Corp. — Class A*
1,345 76,073
Take-Two Interactive
Software, Inc.*
358 70,705
NetEase, Inc. ADR
437 48,918

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 77
SEE NOTES TO FINANCIAL STATEMENTS.
LEISURE FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.7% (continued)
SOFTWARE - 7.0% (continued)
Genius Sports Ltd.*
9,140 $ 40,490
SHARPLINK, Inc.*
1,981 12,777
Total Software 343,559
BEVERAGES - 4 .6%
Constellation Brands,
Inc. — Class A
369 55,350
Anheuser-Busch InBev S.A.
ADR
699 48,489
Diageo plc ADR
631 46,978
Brown-Forman Corp. — Class
B
a
1,707 45,133
Molson Coors Beverage
Co. — Class B
763 32,855
Total Beverages 228,805
TELECOMMUNICATIONS - 1 .4%
EchoStar Corp. — Class A*
594 69,540
TOYS, GAMES & HOBBIES - 1 .3%
Hasbro, Inc.
437 40,903
Mattel, Inc.*
1,620 23,539
Total Toys, Games & Hobbies 64,442
FOOD SERVICE - 0 .8%
Aramark
979 39,689
Total Common Stocks
(Cost $2,745,645) 4,922,016
A
A
A SHARES VALUE
SECURITIES LENDING COLLATERAL - 0 .6%
MONEY MARKET FUND - 0 .6%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
b
31,420 $ 31,420
Total Securities Lending Collateral
(Cost $31,420) 31,420
FACE
AMOUNT
REPURCHASE AGREEMENTS
c
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 9,607 9,607
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 8,731 8,731
Total Repurchase Agreements
(Cost $18,338) 18,338
Total Investments - 100.7%
(Cost $2,795,403) $ 4,971,774
Other Assets & Liabilities, net - (0.7)% (32,274)
Total Net Assets - 100.0% $ 4,939,500
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 4,922,016 $ — $ — $ 4,922,016
Securities Lending Collateral 31,420 — — 31,420
Repurchase Agreements — 18,338 — 18,338
Total Assets $ 4,953,436 $ 18,338 $ — $ 4,971,774
– – – –

78 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
LEISURE FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $265,896 of securities loaned (cost $2,777,065) $ 4,953,436
Repurchase agreements, at value (cost $18,338) 18,338
Segregated cash due from broker 5,188
Receivables:
Dividends 6,645
Fund shares sold 1,104
Securities lending income 199
Interest 2
Total assets 4,984,912
LIABILITIES:
Payable for:
Return of securities lending collateral 31,420
Investment advisory fees 3,336
Registration fees 3,130
Transfer agent fees 2,397
Fund accounting 652
Distribution and service fees 547
Trustees’ fees and expenses* 421
Fund shares redeemed 78
Other liabilities 3,431
Total liabilities
45,412
NET ASSETS $ 4,939,500
NET ASSETS CONSIST OF:
Paid-in capital $ 3,124,224
Total distributable earnings (loss) 1,815,276
Net assets $ 4,939,500
Investor Class:
Net assets $ 2,922,578
Capital shares outstanding 31,416
Net asset value per share $ 93 .03
Class A:
Net assets $ 1,268,205
Capital shares outstanding 15,258
Net asset value per share $ 83 .12
Maximum offering price per share (Net asset value divided by 95.25%) $ 87 .27
Class C:
Net assets $ 187,085
Capital shares outstanding 2,718
Net asset value per share $ 68 .83
Class H:
Net assets $ 561,632
Capital shares outstanding 6,974
Net asset value per share $ 80 .54
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 79
SEE NOTES TO FINANCIAL STATEMENTS.
LEISURE FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $650)
$ 124,620
Interest
2,116
Income from securities lending, net 792
Total investment income 127,528
EXPENSES:
Investment advisory fees 75,805
Distribution and service fees:
Class A 4,061
Class C 2,691
Class H 1,659
Transfer agent fees:
Investor Class 12,422
Class A 3,272
Class C 537
Class H 1,344
Registration and filing fees 9,292
Fund accounting fees 8,421
Administration fees 5,039
Professional fees 4,448
Trustees’ fees and expenses* 1,298
Custodian fees 1,178
Miscellaneous 4,729
Total expenses 136,196
Less:
Expenses reimbursed by Adviser (4,459)
Net expenses 131,737
Net investment loss (4,209)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 1,442,241
Net realized gain 1,442,241
Net change in unrealized appreciation (depreciation) on:
Investments (999,583)
Net change in unrealized appreciation (depreciation) (999,583)
Net realized and unrealized gain 442,658
Net increase in net assets resulting from operations $ 438,449
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

80 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
LEISURE FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss) $ (4,209) $ 3,596
Net realized gain on investments 1,442,241 455,516
Net change in unrealized appreciation (depreciation) on investments (999,583) (359,531)
Net increase in net assets resulting from operations 438,449 99,581
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (2,076) (20,964)
Class A (931) (8,259)
Class C (173) (1,537)
Class H (416) (4,652)
Total distributions to shareholders (3,596) (35,412)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 17,903,170 24,778,616
Class A 82,877 250,558
Class C 76,125 28,935
Class H 132,549 114,364
Distributions reinvested
Investor Class 1,976 20,097
Class A 673 6,219
Class C 173 1,531
Class H 405 4,575
Cost of shares redeemed
Investor Class (21,616,507) (23,113,644)
Class A (537,048) (635,115)
Class C (132,430) (102,346)
Class H (293,790) (870,812)
Net increase (decrease) from capital share transactions (4,381,827) 482,978
Net increase (decrease) in net assets (3,946,974) 547,147
NET ASSETS:
Beginning of year 8,886,474 8,339,327
End of year $ 4,939,500 $ 8,886,474
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 178,039 266,706
Class A 933 3,034
Class C 1,113 468
Class H 1,503 1,485
Shares issued from reinvestment of distributions
Investor Class 20 206
Class A 7 71
Class C 2 21
Class H 5 54
Shares redeemed
Investor Class (216,112) (254,754)
Class A (6,036) (8,002)
Class C (1,753) (1,527)
Class H (3,387) (11,695)
Net decrease in shares (45,666) (3,933)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 81
SEE NOTES TO FINANCIAL STATEMENTS.
LEISURE FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 90.77 $ 83.50 $ 72.93 $ 80.27 $ 100.94
Income (loss) from investment operations:
Net investment income (loss)
a
0 .02 0 .14 0 .27 0 .21 ( 0 .44 )
Net gain (loss) on investments (realized and unrealized) 2 .30 7 .53 10 .35 ( 7 .55 ) ( 14 .80 )
Total from investment operations 2 .32 7 .67 10 .62 ( 7 .34 ) ( 15 .24 )
Less distributions from:
Net investment income ( 0 .06 ) ( 0 .40 ) ( 0 .05 ) — —
Net realized gains — — — — ( 5 .43 )
Total distributions ( 0 .06 ) ( 0 .40 ) ( 0 .05 ) — ( 5 .43 )
Net asset value, end of period $ 93.03 $ 90.77 $ 83.50 $ 72.93 $ 80.27
Total Return 2 .55% 9 .15% 14 .58% ( 9 .14 ) % ( 15 .52 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,923 $ 6,306 $ 4,786 $ 20,629 $ 5,574
Ratios to average net assets:
Net investment income (loss) 0 .02% 0 .16% 0 .36% 0 .30% ( 0 .45 ) %
Total expenses 1 .43% 1 .45% 1 .43% 1 .39% 1 .36%
Net expenses
b
1 .38% 1 .40% 1 .40% 1 .39% 1 .36%
Portfolio turnover rate 173% 263% 214% 145% 168%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 81.32 $ 75.02 $ 65.70 $ 72.50 $ 91.96
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .13 ) ( 0 .08 ) 0 .10 ( 0 .12 ) ( 0 .51 )
Net gain (loss) on investments (realized and unrealized) 1 .99 6 .78 9 .27 ( 6 .68 ) ( 13 .52 )
Total from investment operations 1 .86 6 .70 9 .37 ( 6 .80 ) ( 14 .03 )
Less distributions from:
Net investment income ( 0 .06 ) ( 0 .40 ) ( 0 .05 ) — —
Net realized gains — — — — ( 5 .43 )
Total distributions ( 0 .06 ) ( 0 .40 ) ( 0 .05 ) — ( 5 .43 )
Net asset value, end of period $ 83.12 $ 81.32 $ 75.02 $ 65.70 $ 72.50
Total Return
c
2 .28% 8 .90% 14 .28% ( 9 .38 ) % ( 15 .72 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,268 $ 1,655 $ 1,894 $ 2,600 $ 4,351
Ratios to average net assets:
Net investment income (loss) ( 0 .15 ) % ( 0 .11 ) % 0 .15% ( 0 .20 ) % ( 0 .59 ) %
Total expenses 1 .69% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .64% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 173% 263% 214% 145% 168%

82 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
LEISURE FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 67.87 $ 63.14 $ 55.72 $ 61.94 $ 80.01
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .65 ) ( 0 .56 ) ( 0 .35 ) ( 0 .50 ) ( 1 .04 )
Net gain (loss) on investments (realized and unrealized) 1 .67 5 .69 7 .82 ( 5 .72 ) ( 11 .60 )
Total from investment operations 1 .02 5 .13 7 .47 ( 6 .22 ) ( 12 .64 )
Less distributions from:
Net investment income ( 0 .06 ) ( 0 .40 ) ( 0 .05 ) — —
Net realized gains — — — — ( 5 .43 )
Total distributions ( 0 .06 ) ( 0 .40 ) ( 0 .05 ) — ( 5 .43 )
Net asset value, end of period $ 68.83 $ 67.87 $ 63.14 $ 55.72 $ 61.94
Total Return
c
1 .50% 8 .08% 13 .43% ( 10 .04 ) % ( 16 .35 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 187 $ 228 $ 277 $ 318 $ 591
Ratios to average net assets:
Net investment income (loss) ( 0 .88 ) % ( 0 .86 ) % ( 0 .60 ) % ( 0 .96 ) % ( 1 .38 ) %
Total expenses 2 .43% 2 .44% 2 .43% 2 .39% 2 .36%
Net expenses
b
2 .38% 2 .39% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 173% 263% 214% 145% 168%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 78.79 $ 72.70 $ 63.67 $ 70.26 $ 89.30
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .13 ) ( 0 .09 ) 0 .10 ( 0 .10 ) ( 0 .59 )
Net gain (loss) on investments (realized and unrealized) 1 .93 6 .58 8 .98 ( 6 .49 ) ( 13 .02 )
Total from investment operations 1 .80 6 .49 9 .08 ( 6 .59 ) ( 13 .61 )
Less distributions from:
Net investment income ( 0 .06 ) ( 0 .40 ) ( 0 .05 ) — —
Net realized gains — — — — ( 5 .43 )
Total distributions ( 0 .06 ) ( 0 .40 ) ( 0 .05 ) — ( 5 .43 )
Net asset value, end of period $ 80.54 $ 78.79 $ 72.70 $ 63.67 $ 70.26
Total Return 2 .29% 8 .89% 14 .26% ( 9 .38 ) % ( 15 .72 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 562 $ 698 $ 1,382 $ 1,779 $ 2,023
Ratios to average net assets:
Net investment income (loss) ( 0 .15 ) % ( 0 .12 ) % 0 .15% ( 0 .16 ) % ( 0 .69 ) %
Total expenses 1 .69% 1 .68% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .64% 1 .63% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 173% 263% 214% 145% 168%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 83
SEE NOTES TO FINANCIAL STATEMENTS.
PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .8%
MINING - 99 .8%
Newmont Corp.
114,230 $ 12,365,397
Agnico Eagle Mines Ltd.
56,525 11,473,444
Freeport-McMoRan, Inc.
185,025 10,875,769
Barrick Mining Corp.
228,190 9,307,870
Wheaton Precious Metals
Corp.
65,802 8,620,720
Anglogold Ashanti plc
72,195 7,028,905
Kinross Gold Corp.
212,975 6,499,997
Franco-Nevada Corp.
25,555 6,313,363
Gold Fields Ltd. ADR
137,491 6,242,091
Coeur Mining, Inc.*
312,901 5,873,152
Pan American Silver Corp.
98,442 5,377,886
Alamos Gold, Inc. — Class A
109,490 4,864,641
Royal Gold, Inc.
16,193 4,120,957
Hecla Mining Co.
207,645 3,868,426
Equinox Gold Corp.
255,078 3,688,428
IAMGOLD Corp.*
192,110 3,615,510
First Majestic Silver Corp.
167,837 3,605,139
Harmony Gold Mining
Company Ltd. ADR
223,400 3,433,658
OR Royalties, Inc.
78,672 2,991,109
Eldorado Gold Corp.
85,436 2,933,018
SSR Mining, Inc.*
97,177 2,857,004
B2Gold Corp.
604,701 2,739,296
Sibanye Stillwater Ltd. ADR
221,544 2,729,422
Orla Mining Ltd.
159,015 2,564,912
Aris Mining Corp.*
120,184 2,231,817
Centerra Gold, Inc.
122,091 2,171,999
Fortuna Mining Corp.*
195,939 1,945,674
A
A
A SHARES VALUE
COMMON STOCKS - 99.8% (continued)
MINING - 99.8% (continued)
Novagold Resources, Inc.*
206,059 $ 1,850,410
Endeavour Silver Corp.*
196,647 1,830,784
Silvercorp Metals, Inc.
160,516 1,723,942
Triple Flag Precious Metals
Corp.
43,047 1,494,161
Perpetua Resources Corp.*
46,657 1,311,995
Seabridge Gold, Inc.*
40,635 1,151,596
Hycroft Mining Holding
Corp. — Class A*
31,459 1,107,357
Avino Silver & Gold Mines
Ltd.*
169,253 1,069,679
McEwen, Inc.*
46,050 940,341
Aura Minerals, Inc.
11,116 907,066
Total Mining 153,726,935
Total Common Stocks
(Cost $47,641,438) 153,726,935
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 349,181 349,181
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 317,327 317,327
Total Repurchase Agreements
(Cost $666,508) 666,508
Total Investments - 100.2%
(Cost $48,307,946) $ 154,393,443
Other Assets & Liabilities, net - (0.2)% (322,130)
Total Net Assets - 100.0% $ 154,071,313
*
Non-income producing security.
a
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 153,726,935 $ — $ — $ 153,726,935
Repurchase Agreements — 666,508 — 666,508
Total Assets $ 153,726,935 $ 666,508 $ — $ 154,393,443
– – – –

84 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
PRECIOUS METALS FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $47,641,438) $ 153,726,935
Repurchase agreements, at value (cost $666,508) 666,508
Cash 9,400
Segregated cash due from broker 188,539
Receivables:
Fund shares sold 1,496,494
Dividends 73,179
Foreign tax reclaims 11,310
Interest 87
Total assets 156,172,452
LIABILITIES:
Payable for:
Fund shares redeemed 1,780,113
Investment advisory fees 97,536
Transfer agent fees 71,848
Fund accounting 22,316
Trustees’ fees and expenses* 7,994
Distribution and service fees 5,813
Other liabilities 115,519
Total liabilities
2,101,139
NET ASSETS $ 154,071,313
NET ASSETS CONSIST OF:
Paid-in capital $ 103,641,768
Total distributable earnings (loss) 50,429,545
Net assets $ 154,071,313
Investor Class:
Net assets $ 132,867,125
Capital shares outstanding 447,572
Net asset value per share $ 296 .86
Class A:
Net assets $ 16,049,530
Capital shares outstanding 58,699
Net asset value per share $ 273 .42
Maximum offering price per share (Net asset value divided by 95.25%) $ 287 .06
Class C:
Net assets $ 1,923,646
Capital shares outstanding 9,248
Net asset value per share $ 208 .01
Class H:
Net assets $ 3,231,012
Capital shares outstanding 12,334
Net asset value per share $ 261 .96
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 85
SEE NOTES TO FINANCIAL STATEMENTS.
PRECIOUS METALS FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $182,314)
$ 1,552,007
Interest
36,469
Income from securities lending, net 796
Total investment income 1,589,272
EXPENSES:
Investment advisory fees 1,074,055
Distribution and service fees:
Class A 32,770
Class C 16,075
Class H 6,779
Transfer agent fees:
Investor Class 253,314
Class A 26,483
Class C 3,233
Class H 5,497
Registration and filing fees 142,100
Fund accounting fees 138,339
Administration fees 75,258
Professional fees 66,451
Custodian fees 20,227
Trustees’ fees and expenses* 19,460
Line of credit fees 1,433
Miscellaneous 76,952
Total expenses 1,958,426
Less:
Expenses reimbursed by Adviser (71,605)
Net expenses 1,886,821
Net investment loss (297,549)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 18,072,037
Foreign currency transactions (121)
Net realized gain 18,071,916
Net change in unrealized appreciation (depreciation) on:
Investments 70,097,870
Net change in unrealized appreciation (depreciation) 70,097,870
Net realized and unrealized gain 88,169,786
Net increase in net assets resulting from operations $ 87,872,237
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

86 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (297,549) $ (69,477)
Net realized gain on investments 18,071,916 2,420,508
Net change in unrealized appreciation (depreciation) on investments 70,097,870 19,210,074
Net increase in net assets resulting from operations 87,872,237 21,561,105
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (4,604,757) —
Class A (490,829) —
Class C (79,367) —
Class H (105,524) —
Total distributions to shareholders (5,280,477) —
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 583,717,002 491,770,166
Class A 5,678,942 2,665,192
Class C 1,346,136 424,624
Class H 2,615,709 4,664,057
Distributions reinvested
Investor Class 4,513,121 —
Class A 484,038 —
Class C 75,838 —
Class H 102,673 —
Cost of shares redeemed
Investor Class (604,898,979) (482,605,434)
Class A (7,072,940) (3,963,142)
Class C (1,427,306) (833,587)
Class H (3,901,911) (5,026,090)
Capital contribution from administrator
Investor Class 40,870 —
Net increase (decrease) from capital share transactions (18,726,807) 7,095,786
Net increase in net assets 63,864,953 28,656,891
NET ASSETS:
Beginning of year 90,206,360 61,549,469
End of year $ 154,071,313 $ 90,206,360

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 87
SEE NOTES TO FINANCIAL STATEMENTS.
PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
Year Ended
March 31, 2026
Year Ended
March 31, 2025
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 2,888,721 3,981,526
*
Class A 25,404 23,246
*
Class C 8,059 4,750
*
Class H 11,003 43,948
*
Shares issued from reinvestment of distributions
Investor Class 16,868 —
Class A 1,962 —
Class C 404 —
Class H 435 —
Shares redeemed
Investor Class (2,996,090) (3,933,597)
*
Class A (31,249) (34,353)
*
Class C (7,884) (9,641)
*
Class H (19,308) (47,033)
*
Net increase (decrease) in shares (101,675) 28,846
*
* Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

88 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 145.45 $ 104.48 $ 112.40 $ 143.95 $ 132.65
Income (loss) from investment operations:
Net investment income (loss)
b
( 0 .40 ) ( 0 .05 ) 0 .18 0 .54 0 .48
Net gain (loss) on investments (realized and unrealized) 159 .93 41 .02 ( 4 .50 ) ( 24 .80 ) 18 .65
Total from investment operations 159 .53 40 .97 ( 4 .32 ) ( 24 .26 ) 19 .13
Less distributions from:
Net investment income ( 8 .19 ) — ( 3 .60 ) ( 7 .29 ) ( 7 .83 )
Total distributions ( 8 .19 ) — ( 3 .60 ) ( 7 .29 ) ( 7 .83 )
Capital contribution from administrator 0.07 — — — —
Net asset value, end of period $ 296.86 $ 145.45 $ 104.48 $ 112.40 $ 143.95
Total Return 110 .33%
c
39 .21% ( 3 .46 ) % ( 16 .34 ) % 15 .84%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 132,867 $ 78,265 $ 51,211 $ 74,345 $ 63,069
Ratios to average net assets:
Net investment income (loss) ( 0 .18 ) % ( 0 .04 ) % 0 .19% 0 .48% 0 .35%
Total expenses 1 .33% 1 .34% 1 .33% 1 .30% 1 .26%
Net expenses
d
1 .28% 1 .29% 1 .30% 1 .30% 1 .26%
Portfolio turnover rate 328% 452% 387% 424% 114%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 134.66 $ 96.98 $ 104.87 $ 135.27 $ 125.45
Income (loss) from investment operations:
Net investment income (loss)
b
( 0 .78 ) ( 0 .30 ) ( 0 .03 ) 0 .24 0 .12
Net gain (loss) on investments (realized and unrealized) 147 .73 37 .98 ( 4 .26 ) ( 23 .35 ) 17 .53
Total from investment operations 146 .95 37 .68 ( 4 .29 ) ( 23 .11 ) 17 .65
Less distributions from:
Net investment income ( 8 .19 ) — ( 3 .60 ) ( 7 .29 ) ( 7 .83 )
Total distributions ( 8 .19 ) — ( 3 .60 ) ( 7 .29 ) ( 7 .83 )
Net asset value, end of period $ 273.42 $ 134.66 $ 96.98 $ 104.87 $ 135.27
Total Return
e
109 .77% 38 .85% ( 3 .68 ) % ( 16 .54 ) % 15 .57%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 16,050 $ 8,427 $ 7,146 $ 8,698 $ 11,664
Ratios to average net assets:
Net investment income (loss) ( 0 .37 ) % ( 0 .26 ) % ( 0 .02 ) % 0 .23% 0 .08%
Total expenses 1 .58% 1 .59% 1 .58% 1 .54% 1 .51%
Net expenses
d
1 .53% 1 .54% 1 .55% 1 .54% 1 .51%
Portfolio turnover rate 328% 452% 387% 424% 114%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 89
SEE NOTES TO FINANCIAL STATEMENTS.
PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 104.25 $ 75.64 $ 83.32 $ 110.26 $ 104.58
Income (loss) from investment operations:
Net investment income (loss)
b
( 1 .81 ) ( 0 .90 ) ( 0 .57 ) ( 0 .39 ) ( 0 .63 )
Net gain (loss) on investments (realized and unrealized) 113 .76 29 .51 ( 3 .51 ) ( 19 .26 ) 14 .14
Total from investment operations 111 .95 28 .61 ( 4 .08 ) ( 19 .65 ) 13 .51
Less distributions from:
Net investment income ( 8 .19 ) — ( 3 .60 ) ( 7 .29 ) ( 7 .83 )
Total distributions ( 8 .19 ) — ( 3 .60 ) ( 7 .29 ) ( 7 .83 )
Net asset value, end of period $ 208.01 $ 104.25 $ 75.64 $ 83.32 $ 110.26
Total Return
e
108 .22% 37 .82% ( 4 .43 ) % ( 17 .16 ) % 14 .70%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,924 $ 904 $ 1,026 $ 1,836 $ 2,231
Ratios to average net assets:
Net investment income (loss) ( 1 .11 ) % ( 1 .02 ) % ( 0 .76 ) % ( 0 .48 ) % ( 0 .59 ) %
Total expenses 2 .33% 2 .33% 2 .33% 2 .29% 2 .26%
Net expenses
d
2 .28% 2 .28% 2 .30% 2 .29% 2 .26%
Portfolio turnover rate 328% 452% 387% 424% 114%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 129.20 $ 93.03 $ 100.77 $ 130.38 $ 121.22
Income (loss) from investment operations:
Net investment income (loss)
b
( 0 .76 ) ( 0 .44 ) ( 0 .06 ) 0 .18 0 .24
Net gain (loss) on investments (realized and unrealized) 141 .71 36 .61 ( 4 .08 ) ( 22 .50 ) 16 .75
Total from investment operations 140 .95 36 .17 ( 4 .14 ) ( 22 .32 ) 16 .99
Less distributions from:
Net investment income ( 8 .19 ) — ( 3 .60 ) ( 7 .29 ) ( 7 .83 )
Total distributions ( 8 .19 ) — ( 3 .60 ) ( 7 .29 ) ( 7 .83 )
Net asset value, end of period $ 261.96 $ 129.20 $ 93.03 $ 100.77 $ 130.38
Total Return 109 .78% 38 .88% ( 3 .71 ) % ( 16 .54 ) % 15 .57%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,231 $ 2,610 $ 2,167 $ 2,591 $ 4,028
Ratios to average net assets:
Net investment income (loss) ( 0 .39 ) % ( 0 .41 ) % ( 0 .05 ) % 0 .18% 0 .20%
Total expenses 1 .58% 1 .59% 1 .58% 1 .54% 1 .51%
Net expenses
d
1 .53% 1 .54% 1 .55% 1 .54% 1 .51%
Portfolio turnover rate 328% 452% 387% 424% 114%
a
Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.07% for Investor Class. See Note 5
in the Notes to Financial Statements.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
90 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .1%
REITs - 90 .0%
REITs-Diversified - 22 .5%
Equinix, Inc.
65 $ 63,716
American Tower Corp.
331 57,124
Digital Realty Trust, Inc.
285 51,360
Crown Castle, Inc.
463 37,647
VICI Properties, Inc.
1,241 33,904
Weyerhaeuser Co.
1,146 27,997
SBA Communications Corp.
155 26,677
WP Carey, Inc.
358 24,330
Lamar Advertising
Co. — Class A
176 22,292
Gaming and Leisure
Properties, Inc.
482 21,386
Rayonier, Inc.
800 16,496
Millrose Properties, Inc.
499 13,972
Outfront Media, Inc.
507 13,435
EPR Properties
238 11,890
Broadstone Net Lease, Inc.
632 11,547
Total REITs-Diversified 433,773
REITs-Health Care - 12 .9%
Welltower, Inc.
377 74,537
Ventas, Inc.
475 38,845
Omega Healthcare Investors,
Inc.
502 21,998
Healthpeak Properties, Inc.
1,315 21,605
American Healthcare REIT,
Inc.
391 18,440
CareTrust REIT, Inc.
479 17,555
Alexandria Real Estate
Equities, Inc.
376 17,454
Healthcare Realty Trust, Inc.
890 15,121
Sabra Health Care REIT, Inc.
703 13,519
Medical Properties Trust, Inc.
1,931 8,940
Total REITs-Health Care 248,014
REITs-Apartments - 10 .6%
AvalonBay Communities, Inc.
185 30,220
Equity Residential
503 29,752
Essex Property Trust, Inc.
103 24,926
Invitation Homes, Inc.
976 24,254
Mid-America Apartment
Communities, Inc.
195 23,813
UDR, Inc.
616 20,809
Camden Property Trust
205 20,020
American Homes 4
Rent — Class A
701 19,572
Independence Realty Trust,
Inc.
781 11,629
Total REITs-Apartments 204,995
REITs-Warehouse/Industries - 9 .6%
Prologis, Inc.
553 73,096
First Industrial Realty Trust,
Inc.
305 17,644
Rexford Industrial Realty, Inc.
529 17,314
STAG Industrial, Inc.
464 16,732
Terreno Realty Corp.
263 16,153
Americold Realty Trust, Inc.
1,052 12,056
EastGroup Properties, Inc.
63 11,661
LXP Industrial Trust
227 10,501
Lineage, Inc.
292 9,566
Total REITs-Warehouse/Industries 184,723
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
REITs - 90.0% (continued)
REITs-Storage - 7 .3%
Public Storage
149 $ 40,361
Iron Mountain, Inc.
328 33,502
Extra Space Storage, Inc.
251 32,913
CubeSmart
500 18,325
National Storage Affiliates
Trust
404 15,247
Total REITs-Storage 140,348
REITs-Shopping Centers - 7 .0%
Kimco Realty Corp.
1,105 24,829
Regency Centers Corp.
322 24,362
Federal Realty Investment
Trust
186 19,755
Brixmor Property Group, Inc.
657 18,922
Phillips Edison & Company,
Inc.
391 14,631
Kite Realty Group Trust
589 14,460
Acadia Realty Trust
518 9,904
NETSTREIT Corp.
467 8,794
Total REITs-Shopping Centers 135,657
REITs-Single Tenant - 5 .1%
Realty Income Corp.
772 47,231
Agree Realty Corp.
249 18,770
NNN REIT, Inc.
419 17,610
Essential Properties Realty
Trust, Inc.
514 15,605
Total REITs-Single Tenant 99,216
REITs-Office Property - 5 .0%
BXP, Inc.
351 18,217
Vornado Realty Trust
531 13,801
Cousins Properties, Inc.
552 12,459
COPT Defense Properties
387 11,842
Kilroy Realty Corp.
402 11,340
SL Green Realty Corp.
280 10,343
Highwoods Properties, Inc.
459 9,827
Douglas Emmett, Inc.
825 7,772
Total REITs-Office Property 95,601
REITs-Regional Malls - 3 .9%
Simon Property Group, Inc.
264 49,244
Macerich Co.
769 14,534
Tanger, Inc.
364 12,369
Total REITs-Regional Malls 76,147
REITs-Hotels - 3 .8%
Host Hotels & Resorts, Inc.
1,246 23,873
Ryman Hospitality Properties,
Inc.
133 12,272
Apple Hospitality REIT, Inc.
866 9,968
Park Hotels & Resorts, Inc.
880 9,266
DiamondRock Hospitality Co.
949 8,892
Pebblebrook Hotel Trust
647 8,172
Total REITs-Hotels 72,443
REITs-Manufactured Homes - 2 .3%
Sun Communities, Inc.
195 24,562
Equity LifeStyle Properties,
Inc.
332 20,724
Total REITs-Manufactured Homes 45,286
Total REITs 1,736,203

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 91
SEE NOTES TO FINANCIAL STATEMENTS.
REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
Real Estate - 7 .4%
Real Estate Management/Services - 7 .4%
CBRE Group, Inc. — Class A*
305 $ 41,315
CoStar Group, Inc.*
646 26,060
Jones Lang LaSalle, Inc.*
72 21,911
Compass, Inc. — Class A*
2,021 14,773
Newmark Group,
Inc. — Class A
839 12,576
Cushman & Wakefield Ltd.*
903 11,071
FirstService Corp.
73 10,143
eXp World Holdings, Inc.
819 4,906
Total Real Estate Management/Services 142,755
Total Real Estate 142,755
Internet - 1 .7%
E-Commerce/Services - 1 .7%
Zillow Group, Inc. — Class C*
487 20,152
Opendoor Technologies, Inc.*
2,698 12,627
Total E-Commerce/Services 32,779
Total Internet 32,779
Total Common Stocks
(Cost $1,358,995) 1,911,737
A
A
A SHARES VALUE
WARRANTS - 0 .0%
Opendoor Technologies, Inc.
Expiring 11/20/26* 117 $ 43
Total Warrants
(Cost $—) 43
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 4,823 4,823
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 4,383 4,383
Total Repurchase Agreements
(Cost $9,206) 9,206
Total Investments - 99.6%
(Cost $1,368,201) $ 1,920,986
Other Assets & Liabilities, net - 0.4% 7,154
Total Net Assets - 100.0% $ 1,928,140
*
Non-income producing security.
a
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 1,911,737 $ — $ — $ 1,911,737
Warrants 43 — — 43
Repurchase Agreements — 9,206 — 9,206
Total Assets $ 1,911,780 $ 9,206 $ — $ 1,920,986
– – – –

92 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
REAL ESTATE FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $1,358,995) $ 1,911,780
Repurchase agreements, at value (cost $9,206) 9,206
Cash 79
Segregated cash due from broker 2,604
Receivables:
Dividends 8,491
Fund shares sold 901
Interest 1
Total assets 1,933,062
LIABILITIES:
Payable for:
Investment advisory fees 1,434
Transfer agent fees 920
Registration fees 752
Distribution and service fees 453
Printing fees 390
Fund accounting 290
Professional fees 260
Trustees’ fees and expenses* 116
Fund shares redeemed 35
Other liabilities 272
Total liabilities
4,922
NET ASSETS $ 1,928,140
NET ASSETS CONSIST OF:
Paid-in capital $ 8,098,186
Total distributable earnings (loss) (6,170,046)
Net assets $ 1,928,140
Class A:
Net assets $ 401,647
Capital shares outstanding 10,257
Net asset value per share $ 39 .16
Maximum offering price per share (Net asset value divided by 95.25%) $ 41 .11
Class C:
Net assets $ 7,466
Capital shares outstanding 239
Net asset value per share $ 31 .30
Class H:
Net assets $ 1,519,027
Capital shares outstanding 38,859
Net asset value per share $ 39 .09
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 93
SEE NOTES TO FINANCIAL STATEMENTS.
REAL ESTATE FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $6)
$ 63,124
Interest
648
Income from securities lending, net 228
Total investment income 64,000
EXPENSES:
Investment advisory fees 18,565
Distribution and service fees:
Class A 1,079
Class C 116
Class H 4,353
Transfer agent fees:
Class A 871
Class C 24
Class H 3,462
Registration and filing fees 2,283
Fund accounting fees 2,097
Administration fees 1,172
Professional fees 1,148
Custodian fees 397
Trustees’ fees and expenses* 303
Line of credit fees 27
Miscellaneous 988
Total expenses 36,885
Less:
Expenses reimbursed by Adviser (1,092)
Net expenses 35,793
Net investment income 28,207
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 190,432
Net realized gain 190,432
Net change in unrealized appreciation (depreciation) on:
Investments (106,958)
Net change in unrealized appreciation (depreciation) (106,958)
Net realized and unrealized gain 83,474
Net increase in net assets resulting from operations $ 111,681
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

94 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
REAL ESTATE FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 28,207 $ 61,209
Net realized gain on investments 190,432 544,317
Net change in unrealized appreciation (depreciation) on investments (106,958) 29,903
Net increase in net assets resulting from operations 111,681 635,429
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (14,196) (5,190)
Class C (318) (728)
Class H (46,695) (26,663)
Total distributions to shareholders (61,209) (32,581)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 1,050,650 1,376,486
Class C 60,809 124,418
Class H 31,486,092 16,376,197
Distributions reinvested
Class A 14,196 5,190
Class C 318 728
Class H 46,488 26,619
Cost of shares redeemed
Class A (1,126,103) (1,254,580)
Class C (72,709) (209,785)
Class H (31,631,691) (17,456,563)
Net decrease from capital share transactions (171,950) (1,011,290)
Net decrease in net assets (121,478) (408,442)
NET ASSETS:
Beginning of year 2,049,618 2,458,060
End of year $ 1,928,140 $ 2,049,618
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 26,080 34,057
Class C 1,872 3,684
Class H 772,967 419,664
Shares issued from reinvestment of distributions
Class A 359 125
Class C 10 21
Class H 1,179 640
Shares redeemed
Class A (27,986) (31,419)
Class C (2,238) (6,636)
Class H (773,810) (435,282)
Net decrease in shares (1,567) (15,146)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 95
SEE NOTES TO FINANCIAL STATEMENTS.
REAL ESTATE FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 40.40 $ 37.63 $ 35.12 $ 47.38 $ 40.87
Income (loss) from investment operations:
Net investment income (loss)
a
0 .57 0 .44 0 .50 0 .65 0 .21
Net gain (loss) on investments (realized and unrealized) ( 0 .41 ) 2 .65 2 .74 ( 11 .59 ) 6 .48
Total from investment operations 0 .16 3 .09 3 .24 ( 10 .94 ) 6 .69
Less distributions from:
Net investment income ( 1 .40 ) ( 0 .32 ) ( 0 .73 ) ( 1 .32 ) ( 0 .18 )
Total distributions ( 1 .40 ) ( 0 .32 ) ( 0 .73 ) ( 1 .32 ) ( 0 .18 )
Net asset value, end of period $ 39.16 $ 40.40 $ 37.63 $ 35.12 $ 47.38
Total Return
b
0 .37% 8 .18% 9 .34% ( 23 .05 ) % 16 .36%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 402 $ 477 $ 340 $ 491 $ 988
Ratios to average net assets:
Net investment income (loss) 1 .40% 1 .11% 1 .42% 1 .65% 0 .46%
Total expenses 1 .68% 1 .70% 1 .69% 1 .65% 1 .61%
Net expenses
c
1 .63% 1 .65% 1 .66% 1 .65% 1 .61%
Portfolio turnover rate 1,408% 344% 249% 308% 380%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 32.84 $ 30.85 $ 29.13 $ 39.90 $ 34.44
Income (loss) from investment operations:
Net investment income (loss)
a
0 .15 ( 0 .03 ) 0 .20 0 .31 ( 0 .09 )
Net gain (loss) on investments (realized and unrealized) ( 0 .29 ) 2 .34 2 .25 ( 9 .76 ) 5 .73
Total from investment operations ( 0 .14 ) 2 .31 2 .45 ( 9 .45 ) 5 .64
Less distributions from:
Net investment income ( 1 .40 ) ( 0 .32 ) ( 0 .73 ) ( 1 .32 ) ( 0 .18 )
Total distributions ( 1 .40 ) ( 0 .32 ) ( 0 .73 ) ( 1 .32 ) ( 0 .18 )
Net asset value, end of period $ 31.30 $ 32.84 $ 30.85 $ 29.13 $ 39.90
Total Return
b
( 0 .40 ) % 7 .38% 8 .55% ( 23 .65 ) % 16 .37%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 7 $ 20 $ 109 $ 120 $ 322
Ratios to average net assets:
Net investment income (loss) 0 .45% ( 0 .10 ) % 0 .68% 0 .94% ( 0 .22 ) %
Total expenses 2 .44% 2 .43% 2 .44% 2 .40% 2 .36%
Net expenses
c
2 .40% 2 .38% 2 .41% 2 .40% 2 .36%
Portfolio turnover rate 1,408% 344% 249% 308% 380%

96 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
REAL ESTATE FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 40.32 $ 37.55 $ 35.05 $ 47.28 $ 40.78
Income (loss) from investment operations:
Net investment income (loss)
a
0 .51 0 .54 0 .53 0 .54 0 .22
Net gain (loss) on investments (realized and unrealized) ( 0 .34 ) 2 .55 2 .70 ( 11 .45 ) 6 .46
Total from investment operations 0 .17 3 .09 3 .23 ( 10 .91 ) 6 .68
Less distributions from:
Net investment income ( 1 .40 ) ( 0 .32 ) ( 0 .73 ) ( 1 .32 ) ( 0 .18 )
Total distributions ( 1 .40 ) ( 0 .32 ) ( 0 .73 ) ( 1 .32 ) ( 0 .18 )
Net asset value, end of period $ 39.09 $ 40.32 $ 37.55 $ 35.05 $ 47.28
Total Return 0 .40% 8 .20% 9 .33% ( 23 .04 ) % 16 .37%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,519 $ 1,553 $ 2,009 $ 2,048 $ 36,643
Ratios to average net assets:
Net investment income (loss) 1 .27% 1 .35% 1 .50% 1 .33% 0 .49%
Total expenses 1 .68% 1 .69% 1 .70% 1 .65% 1 .62%
Net expenses
c
1 .63% 1 .64% 1 .66% 1 .65% 1 .62%
Portfolio turnover rate 1,408% 344% 249% 308% 380%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 97
SEE NOTES TO FINANCIAL STATEMENTS.
RETAILING FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
RETAIL - 67 .8%
Walmart, Inc.
2,408 $ 299,266
Costco Wholesale Corp.
234 233,165
TJX Companies, Inc.
1,455 232,364
Home Depot, Inc.
668 219,699
Lowe's Companies, Inc.
916 216,432
O'Reilly Automotive, Inc.*
1,776 163,943
Ross Stores, Inc.
729 157,923
Carvana Co.*
498 156,561
Target Corp.
1,180 143,016
AutoZone, Inc.*
40 135,111
Dollar General Corp.
773 91,778
Burlington Stores, Inc.*
277 90,130
Tractor Supply Co.
1,974 89,422
Williams-Sonoma, Inc.
487 88,795
Ulta Beauty, Inc.*
161 84,156
Dollar Tree, Inc.*
766 83,885
Dick's Sporting Goods, Inc.
389 77,135
Genuine Parts Co.
678 71,698
Five Below, Inc.*
295 67,402
Best Buy Co, Inc.
1,044 67,025
BJ's Wholesale Club
Holdings, Inc.*
658 64,760
GameStop Corp. — Class A*
2,408 55,480
Murphy USA, Inc.
112 55,325
AutoNation, Inc.*
250 48,815
Gap, Inc.
1,952 47,238
CarMax, Inc.*
1,113 46,279
Lithia Motors, Inc. — Class A
179 44,700
Floor & Decor Holdings,
Inc. — Class A*
833 42,316
Macy's, Inc.
2,279 41,227
Ollie's Bargain Outlet
Holdings, Inc.*
447 41,142
Abercrombie & Fitch
Co. — Class A*
439 40,111
Urban Outfitters, Inc.*
601 38,073
Bath & Body Works, Inc.
2,004 37,415
Academy Sports & Outdoors,
Inc.
655 36,975
Victoria's Secret & Co.*
783 36,300
Advance Auto Parts, Inc.
a
629 33,180
Signet Jewelers Ltd.
391 33,094
Boot Barn Holdings, Inc.*
223 32,638
American Eagle Outfitters,
Inc.
1,767 29,509
Warby Parker, Inc. — Class
A*
1,362 28,697
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
RETAIL - 67.8% (continued)
RH*
204 $ 28,523
National Vision Holdings, Inc.*
1,032 26,729
PriceSmart, Inc.
151 22,726
Kohl's Corp.
1,713 22,098
Total Retail 3,702,256
INTERNET - 28 .0%
Amazon.com, Inc.*
2,623 546,292
MercadoLibre, Inc.*
85 146,967
PDD Holdings, Inc. ADR*
1,322 135,082
eBay, Inc.
1,326 120,693
Coupang, Inc.*
5,829 110,052
Alibaba Group Holding Ltd.
ADR
822 103,128
JD.com, Inc. ADR
2,969 87,793
Sea Ltd. ADR*
1,052 87,116
Chewy, Inc. — Class A*
2,441 65,907
Wayfair, Inc. — Class A*
776 58,363
Etsy, Inc.*
783 39,134
RealReal, Inc.*
1,923 17,461
Groupon, Inc.*
1,017 12,102
Total Internet 1,530,090
DISTRIBUTION & WHOLESALE - 1 .9%
LKQ Corp.
1,754 51,515
Pool Corp.
239 48,357
Total Distribution & Wholesale 99,872
SOFTWARE - 1 .1%
Global-e Online Ltd.*
1,974 60,898
COMMERCIAL SERVICES - 0 .7%
Valvoline, Inc.*
1,149 38,698
Total Common Stocks
(Cost $2,802,734) 5,431,814
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 14,734 14,734
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 13,390 13,390
Total Repurchase Agreements
(Cost $28,124) 28,124
Total Investments - 100.0%
(Cost $2,830,858) $ 5,459,938
Other Assets & Liabilities, net - (0.0)% (293)
Total Net Assets - 100.0% $ 5,459,645
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company

March 31, 2026
98 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
RETAILING FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 5,431,814 $ — $ — $ 5,431,814
Repurchase Agreements — 28,124 — 28,124
Total Assets $ 5,431,814 $ 28,124 $ — $ 5,459,938
– – – –

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 99
SEE NOTES TO FINANCIAL STATEMENTS.
RETAILING FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $24,845 of securities loaned (cost $2,802,734) $ 5,431,814
Repurchase agreements, at value (cost $28,124) 28,124
Segregated cash due from broker 7,956
Receivables:
Dividends 3,501
Fund shares sold 993
Interest 4
Total assets 5,472,392
LIABILITIES:
Payable for:
Investment advisory fees 3,661
Transfer agent fees 2,577
Registration fees 2,351
Printing fees 1,145
Professional fees 858
Fund accounting 721
Trustees’ fees and expenses* 350
Distribution and service fees 201
Fund shares redeemed 80
Other liabilities 803
Total liabilities
12,747
NET ASSETS $ 5,459,645
NET ASSETS CONSIST OF:
Paid-in capital $ 3,869,021
Total distributable earnings (loss) 1,590,624
Net assets $ 5,459,645
Investor Class:
Net assets $ 4,586,450
Capital shares outstanding 82,136
Net asset value per share $ 55 .84
Class A:
Net assets $ 621,598
Capital shares outstanding 12,063
Net asset value per share $ 51 .53
Maximum offering price per share (Net asset value divided by 95.25%) $ 54 .10
Class C:
Net assets $ 26,754
Capital shares outstanding 632
Net asset value per share $ 42 .36
Class H:
Net assets $ 224,843
Capital shares outstanding 4,487
Net asset value per share $ 50 .11
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

100 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
RETAILING FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $23)
$ 68,430
Interest
1,650
Income from securities lending, net 183
Total investment income 70,263
EXPENSES:
Investment advisory fees 57,480
Distribution and service fees:
Class A 1,595
Class C 458
Class H 691
Transfer agent fees:
Investor Class 11,757
Class A 1,290
Class C 92
Class H 560
Registration and filing fees 6,916
Fund accounting fees 6,445
Administration fees 3,713
Professional fees 3,441
Trustees’ fees and expenses* 966
Custodian fees 913
Miscellaneous 3,514
Total expenses 99,831
Less:
Expenses reimbursed by Adviser (3,381)
Net expenses 96,450
Net investment loss (26,187)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 567,958
Net realized gain 567,958
Net change in unrealized appreciation (depreciation) on:
Investments 36,738
Net change in unrealized appreciation (depreciation) 36,738
Net realized and unrealized gain 604,696
Net increase in net assets resulting from operations $ 578,509
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 101
SEE NOTES TO FINANCIAL STATEMENTS.
RETAILING FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (26,187) $ (21,947)
Net realized gain on investments 567,958 628,972
Net change in unrealized appreciation (depreciation) on investments 36,738 (593,590)
Net increase in net assets resulting from operations 578,509 13,435
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (93,866) —
Class A (11,094) —
Class C (1,204) —
Class H (5,162) —
Total distributions to shareholders (111,326) —
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 16,938,783 25,633,421
Class A 171,514 319,096
Class C 8,240 29,848
Class H 181,228 123,353
Distributions reinvested
Investor Class 84,821 —
Class A 10,005 —
Class C 1,204 —
Class H 4,764 —
Cost of shares redeemed
Investor Class (17,806,624) (29,180,206)
Class A (207,944) (486,061)
Class C (28,529) (59,851)
Class H (301,200) (204,918)
Net decrease from capital share transactions (943,738) (3,825,318)
Net decrease in net assets (476,555) (3,811,883)
NET ASSETS:
Beginning of year 5,936,200 9,748,083
End of year $ 5,459,645 $ 5,936,200
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 289,703 492,051
Class A 3,179 6,577
Class C 181 733
Class H 3,414 2,518
Shares issued from reinvestment of distributions
Investor Class 1,439 —
Class A 184 —
Class C 27 —
Class H 90 —
Shares redeemed
Investor Class (305,065) (561,923)
Class A (3,786) (9,799)
Class C (640) (1,439)
Class H (5,808) (4,197)
Net decrease in shares (17,082) (75,479)

102 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
RETAILING FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 51.82 $ 51.43 $ 42.39 $ 46.75 $ 57.11
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .20 ) ( 0 .10 ) ( 0 .03 ) ( 0 .08 ) ( 0 .30 )
Net gain (loss) on investments (realized and unrealized) 5 .21 0 .49 9 .07 ( 4 .28 ) ( 5 .31 )
Total from investment operations 5 .01 0 .39 9 .04 ( 4 .36 ) ( 5 .61 )
Less distributions from:
Net investment income ( 0 .99 ) — — — —
Net realized gains — — — — ( 4 .75 )
Total distributions ( 0 .99 ) — — — ( 4 .75 )
Net asset value, end of period $ 55.84 $ 51.82 $ 51.43 $ 42.39 $ 46.75
Total Return 9 .57% 0 .76% 21 .33% ( 9 .33 ) % ( 10 .94 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,586 $ 4,977 $ 8,533 $ 7,334 $ 7,998
Ratios to average net assets:
Net investment income (loss) ( 0 .35 ) % ( 0 .19 ) % ( 0 .08 ) % ( 0 .19 ) % ( 0 .53 ) %
Total expenses 1 .44% 1 .43% 1 .43% 1 .40% 1 .36%
Net expenses
b
1 .39% 1 .38% 1 .40% 1 .40% 1 .36%
Portfolio turnover rate 252% 296% 299% 371% 214%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 48.00 $ 47.76 $ 39.46 $ 43.64 $ 53.75
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .32 ) ( 0 .24 ) ( 0 .11 ) ( 0 .17 ) ( 0 .42 )
Net gain (loss) on investments (realized and unrealized) 4 .84 0 .48 8 .41 ( 4 .01 ) ( 4 .94 )
Total from investment operations 4 .52 0 .24 8 .30 ( 4 .18 ) ( 5 .36 )
Less distributions from:
Net investment income ( 0 .99 ) — — — —
Net realized gains — — — — ( 4 .75 )
Total distributions ( 0 .99 ) — — — ( 4 .75 )
Net asset value, end of period $ 51.53 $ 48.00 $ 47.76 $ 39.46 $ 43.64
Total Return
c
9 .31% 0 .50% 21 .03% ( 9 .58 ) % ( 11 .17 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 622 $ 599 $ 750 $ 985 $ 1,917
Ratios to average net assets:
Net investment income (loss) ( 0 .59 ) % ( 0 .50 ) % ( 0 .27 ) % ( 0 .45 ) % ( 0 .79 ) %
Total expenses 1 .68% 1 .69% 1 .69% 1 .65% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .65% 1 .61%
Portfolio turnover rate 252% 296% 299% 371% 214%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 103
SEE NOTES TO FINANCIAL STATEMENTS.
RETAILING FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 39.93 $ 40.01 $ 33.31 $ 37.12 $ 46.74
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .60 ) ( 0 .50 ) ( 0 .34 ) ( 0 .39 ) ( 0 .70 )
Net gain (loss) on investments (realized and unrealized) 4 .02 0 .42 7 .04 ( 3 .42 ) ( 4 .17 )
Total from investment operations 3 .42 ( 0 .08 ) 6 .70 ( 3 .81 ) ( 4 .87 )
Less distributions from:
Net investment income ( 0 .99 ) — — — —
Net realized gains — — — — ( 4 .75 )
Total distributions ( 0 .99 ) — — — ( 4 .75 )
Net asset value, end of period $ 42.36 $ 39.93 $ 40.01 $ 33.31 $ 37.12
Total Return
c
8 .48% ( 0 .20 ) % 20 .11% ( 10 .26 ) % ( 11 .84 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 27 $ 42 $ 71 $ 147 $ 196
Ratios to average net assets:
Net investment income (loss) ( 1 .36 ) % ( 1 .24 ) % ( 1 .01 ) % ( 1 .18 ) % ( 1 .54 ) %
Total expenses 2 .43% 2 .44% 2 .43% 2 .40% 2 .36%
Net expenses
b
2 .38% 2 .39% 2 .40% 2 .40% 2 .36%
Portfolio turnover rate 252% 296% 299% 371% 214%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 46.70 $ 46.47 $ 38.40 $ 42.47 $ 52.44
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .30 ) ( 0 .24 ) ( 0 .10 ) ( 0 .18 ) ( 0 .38 )
Net gain (loss) on investments (realized and unrealized) 4 .70 0 .47 8 .17 ( 3 .89 ) ( 4 .84 )
Total from investment operations 4 .40 0 .23 8 .07 ( 4 .07 ) ( 5 .22 )
Less distributions from:
Net investment income ( 0 .99 ) — — — —
Net realized gains — — — — ( 4 .75 )
Total distributions ( 0 .99 ) — — — ( 4 .75 )
Net asset value, end of period $ 50.11 $ 46.70 $ 46.47 $ 38.40 $ 42.47
Total Return 9 .31% 0 .49% 21 .02% ( 9 .58 ) % ( 11 .18 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 225 $ 317 $ 394 $ 603 $ 673
Ratios to average net assets:
Net investment income (loss) ( 0 .59 ) % ( 0 .52 ) % ( 0 .26 ) % ( 0 .47 ) % ( 0 .73 ) %
Total expenses 1 .69% 1 .69% 1 .68% 1 .65% 1 .60%
Net expenses
b
1 .64% 1 .64% 1 .65% 1 .65% 1 .60%
Portfolio turnover rate 252% 296% 299% 371% 214%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
104 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .9%
SEMICONDUCTORS - 29 .5%
NVIDIA Corp.
14,037 $ 2,448,053
Broadcom, Inc.
4,630 1,433,031
Advanced Micro Devices,
Inc.*
3,604 733,162
Micron Technology, Inc.
2,089 705,748
Applied Materials, Inc.
1,928 658,971
Lam Research Corp.
3,079 657,859
KLA Corp.
382 562,461
Texas Instruments, Inc.
2,761 536,021
Intel Corp.*
12,077 532,958
Analog Devices, Inc.
1,583 503,616
QUALCOMM, Inc.
3,562 458,714
Marvell Technology, Inc.
3,953 391,545
ASML Holding N.V.
262 346,057
Taiwan Semiconductor
Manufacturing Company
Ltd. ADR
1,013 342,343
ARM Holdings plc ADR*
2,214 334,934
NXP Semiconductors N.V.
1,698 334,268
Teradyne, Inc.
934 276,894
Monolithic Power Systems,
Inc.
244 266,777
Microchip Technology, Inc.
3,677 237,571
ON Semiconductor Corp.*
3,263 202,045
Entegris, Inc.
1,487 174,336
Astera Labs, Inc.*
1,404 153,878
Lattice Semiconductor Corp.*
1,583 146,839
MACOM Technology
Solutions Holdings, Inc.*
538 119,474
Rambus, Inc.*
1,289 110,893
MKS, Inc.
479 110,079
Skyworks Solutions, Inc.
2,039 109,188
Qorvo, Inc.*
1,275 98,685
GLOBALFOUNDRIES, Inc.*
2,025 90,072
Semtech Corp.*
1,045 80,350
Total Semiconductors 13,156,822
SOFTWARE - 25 .6%
Microsoft Corp.
5,330 1,973,006
Palantir Technologies,
Inc. — Class A*
4,754 695,415
Oracle Corp.
4,101 603,298
Salesforce, Inc.
2,582 481,982
Intuit, Inc.
980 423,732
ServiceNow, Inc.*
3,802 397,499
Adobe, Inc.*
1,533 372,642
Cadence Design Systems,
Inc.*
1,210 336,223
Synopsys, Inc.*
847 335,819
Cloudflare, Inc. — Class A*
1,588 327,668
Electronic Arts, Inc.
1,469 299,485
Autodesk, Inc.*
1,137 272,198
Nebius Group N.V. — Class
A*
2,582 267,908
Snowflake, Inc.*
1,661 250,512
ROBLOX Corp. — Class A*
4,409 249,373
Datadog, Inc. — Class A*
2,048 241,766
Strategy, Inc. — Class A*
,a
1,933 241,238
Roper Technologies, Inc.
677 239,563
Atlassian Corp. — Class A*
3,410 232,733
Take-Two Interactive
Software, Inc.*
1,151 227,323
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
SOFTWARE - 25.6% (continued)
Workday, Inc. — Class A*
1,717 $ 223,073
CoreWeave, Inc. — Class A*
2,872 222,494
Zoom Communications, Inc.*
2,471 198,644
SAP SE ADR
1,128 193,125
Monday.com Ltd.*
2,522 174,295
Twilio, Inc. — Class A*
1,348 169,605
MongoDB, Inc.*
690 168,891
Akamai Technologies, Inc.*
1,441 165,499
Samsara, Inc. — Class A*
5,012 158,830
PTC, Inc.*
1,077 153,462
HubSpot, Inc.*
548 133,767
Docusign, Inc.*
2,591 122,839
Unity Software, Inc.*
5,560 121,986
Nutanix, Inc. — Class A*
3,139 119,313
IonQ, Inc.*
,a
4,009 115,580
Bentley Systems,
Inc. — Class B
2,600 91,312
Manhattan Associates, Inc.*
640 85,197
Dropbox, Inc. — Class A*
3,613 82,087
Gitlab, Inc. — Class A*
3,258 70,503
SoundHound AI, Inc. — Class
A*
9,389 64,502
BigBear.ai Holdings, Inc.*
13,503 47,531
Quantum Computing, Inc.*
,a
6,462 44,265
Total Software 11,396,183
COMPUTERS - 17 .0%
Apple, Inc.
9,375 2,379,281
International Business
Machines Corp.
2,407 583,433
Dell Technologies,
Inc. — Class C
2,485 407,863
Sandisk Corp.*
617 392,005
Western Digital Corp.
1,422 384,637
Seagate Technology Holdings
plc
957 374,914
Crowdstrike Holdings,
Inc. — Class A*
920 359,177
Lumentum Holdings, Inc.*
433 304,295
Fortinet, Inc.*
3,304 270,003
Accenture plc — Class A
1,261 250,044
Hewlett Packard Enterprise
Co.
9,633 229,362
Cognizant Technology
Solutions Corp. — Class A
3,484 213,743
Infosys Ltd. ADR
15,745 212,715
Check Point Software
Technologies Ltd.*
1,325 189,276
NetApp, Inc.
1,763 180,514
HP, Inc.
8,459 162,497
Okta, Inc.*
1,864 146,715
Zscaler, Inc.*
1,031 144,639
Gartner, Inc.*
805 127,464
Super Micro Computer, Inc.*
5,118 116,537
D-Wave Quantum, Inc.*
5,656 81,616
Rigetti Computing, Inc.*
5,647 79,284
Total Computers 7,590,014
INTERNET - 14 .6%
Alphabet, Inc. — Class A
7,838 2,253,895
Meta Platforms,
Inc. — Class A
2,490 1,424,604
Palo Alto Networks, Inc.*
2,688 430,940

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 105
SEE NOTES TO FINANCIAL STATEMENTS.
TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
INTERNET - 14.6% (continued)
AppLovin Corp. — Class A*
980 $ 390,040
Shopify, Inc. — Class A*
2,573 305,209
Wix.com Ltd.*
2,458 221,392
Baidu, Inc. ADR*
1,850 206,127
Reddit, Inc. — Class A*
1,464 197,128
VeriSign, Inc.
732 181,800
CDW Corp.
1,344 162,651
F5, Inc.*
557 161,157
Pinterest, Inc. — Class A*
7,516 137,843
GoDaddy, Inc. — Class A*
1,638 135,413
Gen Digital, Inc.
6,342 119,420
Match Group, Inc.
3,452 106,011
Snap, Inc. — Class A*
20,973 96,476
Total Internet 6,530,106
TELECOMMUNICATIONS - 5 .3%
Cisco Systems, Inc.
8,390 650,980
Arista Networks, Inc.*
3,493 428,871
Corning, Inc.
3,065 416,748
Motorola Solutions, Inc.
736 319,402
Ciena Corp.*
782 303,596
Credo Technology Group
Holding Ltd.*
1,528 143,433
Applied Digital Corp.*
3,746 88,930
Total Telecommunications 2,351,960
ELECTRONICS - 4 .1%
Amphenol Corp. — Class A
3,811 481,520
Coherent Corp.*
1,105 263,222
TE Connectivity plc
1,095 228,877
Celestica, Inc.*
741 208,725
Flex Ltd.*
2,964 194,023
Jabil, Inc.
718 190,722
Trimble, Inc.*
2,343 152,834
TTM Technologies, Inc.*
1,238 120,606
Total Electronics 1,840,529
INVESTMENT COMPANIES - 1 .5%
IREN Ltd.*
7,032 241,057
Terawulf, Inc.*
6,209 89,596
Cipher Digital, Inc.*
6,673 85,881
Core Scientific, Inc.*
5,366 80,275
A
A
A SHARES VALUE
COMMON STOCKS - 99.9% (continued)
INVESTMENT COMPANIES - 1.5% (continued)
Riot Platforms, Inc.*
,a
6,103 $ 75,433
MARA Holdings, Inc.*
7,930 64,709
Cleanspark, Inc.*
,a
6,356 54,090
Total Investment Companies 691,041
DIVERSIFIED FINANCIAL SERVICES - 0 .6%
Circle Internet Group, Inc.*
1,721 164,201
BitMine Immersion
Technologies, Inc.
5,859 115,891
Total Diversified Financial Services 280,092
ENERGY-ALTERNATE SOURCES - 0 .6%
First Solar, Inc.*
893 176,153
Enphase Energy, Inc.*
2,149 81,254
Total Energy-Alternate Sources 257,407
CHEMICALS - 0 .4%
Qnity Electronics, Inc.
1,717 198,108
OFFICE & BUSINESS EQUIPMENT - 0 .3%
Zebra Technologies
Corp. — Class A*
617 129,002
ELECTRICAL COMPONENTS & EQUIPMENT - 0 .2%
Universal Display Corp.
787 72,136
AEROSPACE & DEFENSE - 0 .2%
Ondas, Inc.*
7,865 71,100
Total Common Stocks
(Cost $17,654,082) 44,564,500
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .2%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 46,985 46,985
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 42,699 42,699
Total Repurchase Agreements
(Cost $89,684) 89,684
Total Investments - 100.1%
(Cost $17,743,766) $ 44,654,184
Other Assets & Liabilities, net - (0.1)% (58,538)
Total Net Assets - 100.0% $ 44,595,646
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

March 31, 2026
106 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 44,564,500 $ — $ — $ 44,564,500
Repurchase Agreements — 89,684 — 89,684
Total Assets $ 44,564,500 $ 89,684 $ — $ 44,654,184
– – – –

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 107
SEE NOTES TO FINANCIAL STATEMENTS.
TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $383,518 of securities loaned (cost $17,654,082) $ 44,564,500
Repurchase agreements, at value (cost $89,684) 89,684
Cash 38
Segregated cash due from broker 25,369
Receivables:
Investments sold 23,625
Fund shares sold 12,735
Dividends 10,204
Foreign tax reclaims 1,285
Securities lending income 41
Interest 11
Total assets 44,727,492
LIABILITIES:
Payable for:
Investment advisory fees 30,426
Registration fees 25,851
Transfer agent fees 23,421
Printing fees 11,488
Professional fees 10,131
Fund shares redeemed 8,365
Fund accounting 5,933
Distribution and service fees 4,630
Trustees’ fees and expenses* 3,562
Other liabilities 8,039
Total liabilities
131,846
NET ASSETS $ 44,595,646
NET ASSETS CONSIST OF:
Paid-in capital $ 12,010,132
Total distributable earnings (loss) 32,585,514
Net assets $ 44,595,646
Investor Class:
Net assets $ 29,743,015
Capital shares outstanding 123,697
Net asset value per share $ 240 .45
Class A:
Net assets $ 11,430,365
Capital shares outstanding 53,229
Net asset value per share $ 214 .74
Maximum offering price per share (Net asset value divided by 95.25%) $ 225 .45
Class C:
Net assets $ 2,277,974
Capital shares outstanding 13,052
Net asset value per share $ 174 .53
Class H:
Net assets $ 1,144,292
Capital shares outstanding 5,485
Net asset value per share $ 208 .62
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

108 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TECHNOLOGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $3,254)
$ 365,365
Interest
14,770
Income from securities lending, net 1,116
Total investment income 381,251
EXPENSES:
Investment advisory fees 562,952
Distribution and service fees:
Class A 28,407
Class C 27,166
Class H 2,829
Transfer agent fees:
Investor Class 100,779
Class A 22,870
Class C 5,467
Class H 2,279
Registration and filing fees 66,871
Fund accounting fees 62,823
Administration fees 36,902
Professional fees 30,853
Trustees’ fees and expenses* 9,505
Custodian fees 8,971
Miscellaneous 35,493
Total expenses 1,004,167
Less:
Expenses reimbursed by Adviser (33,115)
Net expenses 971,052
Net investment loss (589,801)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 13,344,486
Net realized gain 13,344,486
Net change in unrealized appreciation (depreciation) on:
Investments 4,486,405
Net change in unrealized appreciation (depreciation) 4,486,405
Net realized and unrealized gain 17,830,891
Net increase in net assets resulting from operations $ 17,241,090
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 109
SEE NOTES TO FINANCIAL STATEMENTS.
TECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (589,801) $ (460,150)
Net realized gain on investments 13,344,486 6,023,320
Net change in unrealized appreciation (depreciation) on investments 4,486,405 (4,855,155)
Net increase in net assets resulting from operations 17,241,090 708,015
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (712,756) (1,530,798)
Class A (141,881) (459,868)
Class C (38,927) (184,496)
Class H (15,065) (57,400)
Total distributions to shareholders (908,629) (2,232,562)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 75,635,342 79,367,937
Class A 2,399,939 3,403,242
Class C 667,969 833,942
Class H 235,053 3,054,402
Distributions reinvested
Investor Class 694,064 1,459,040
Class A 138,448 446,832
Class C 38,750 182,134
Class H 14,630 54,967
Cost of shares redeemed
Investor Class (86,424,385) (89,094,206)
Class A (2,835,525) (3,152,579)
Class C (1,573,410) (1,435,843)
Class H (199,363) (3,478,421)
Net decrease from capital share transactions (11,208,488) (8,358,553)
Net increase (decrease) in net assets 5,123,973 (9,883,100)
NET ASSETS:
Beginning of year 39,471,673 49,354,773
End of year $ 44,595,646 $ 39,471,673
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 329,764 396,477
Class A 11,175 18,497
Class C 3,888 5,424
Class H 1,176 17,882
Shares issued from reinvestment of distributions
Investor Class 2,706 6,811
Class A 604 2,325
Class C 208 1,152
Class H 66 294
Shares redeemed
Investor Class (355,494) (444,843)
Class A (13,818) (17,475)
Class C (9,056) (9,474)
Class H (1,037) (20,333)
Net decrease in shares (29,818) (43,263)

110 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 184.35 $ 191.70 $ 141.40 $ 168.83 $ 177.69
Income (loss) from investment operations:
Net investment income (loss)
a
( 1 .95 ) ( 1 .39 ) ( 0 .97 ) ( 0 .68 ) ( 1 .32 )
Net gain (loss) on investments (realized and unrealized) 60 .70 3 .29 55 .52 ( 20 .64 ) 6 .56
Total from investment operations 58 .75 1 .90 54 .55 ( 21 .32 ) 5 .24
Less distributions from:
Net realized gains ( 2 .65 ) ( 9 .25 ) ( 4 .25 ) ( 6 .11 ) ( 14 .10 )
Total distributions ( 2 .65 ) ( 9 .25 ) ( 4 .25 ) ( 6 .11 ) ( 14 .10 )
Net asset value, end of period $ 240.45 $ 184.35 $ 191.70 $ 141.40 $ 168.83
Total Return 31 .77% 0 .32% 39 .06% ( 11 .94 ) % 1 .94%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 29,743 $ 27,047 $ 36,092 $ 23,656 $ 32,397
Ratios to average net assets:
Net investment income (loss) ( 0 .80 ) % ( 0 .70 ) % ( 0 .61 ) % ( 0 .50 ) % ( 0 .68 ) %
Total expenses 1 .43% 1 .43% 1 .44% 1 .39% 1 .36%
Net expenses
b
1 .38% 1 .38% 1 .40% 1 .39% 1 .36%
Portfolio turnover rate 120% 138% 211% 121% 175%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 165.24 $ 173.09 $ 128.33 $ 154.37 $ 163.90
Income (loss) from investment operations:
Net investment income (loss)
a
( 2 .24 ) ( 1 .75 ) ( 1 .27 ) ( 0 .93 ) ( 1 .68 )
Net gain (loss) on investments (realized and unrealized) 54 .39 3 .15 50 .28 ( 19 .00 ) 6 .25
Total from investment operations 52 .15 1 .40 49 .01 ( 19 .93 ) 4 .57
Less distributions from:
Net realized gains ( 2 .65 ) ( 9 .25 ) ( 4 .25 ) ( 6 .11 ) ( 14 .10 )
Total distributions ( 2 .65 ) ( 9 .25 ) ( 4 .25 ) ( 6 .11 ) ( 14 .10 )
Net asset value, end of period $ 214.74 $ 165.24 $ 173.09 $ 128.33 $ 154.37
Total Return
c
31 .44% 0 .07% 38 .72% ( 12 .16 ) % 1 .69%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 11,430 $ 9,133 $ 8,987 $ 6,538 $ 8,305
Ratios to average net assets:
Net investment income (loss) ( 1 .05 ) % ( 0 .97 ) % ( 0 .87 ) % ( 0 .75 ) % ( 0 .96 ) %
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 120% 138% 211% 121% 175%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 111
SEE NOTES TO FINANCIAL STATEMENTS.
TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 135.67 $ 144.59 $ 108.59 $ 132.87 $ 143.81
Income (loss) from investment operations:
Net investment income (loss)
a
( 3 .11 ) ( 2 .58 ) ( 1 .97 ) ( 1 .59 ) ( 2 .60 )
Net gain (loss) on investments (realized and unrealized) 44 .62 2 .91 42 .22 ( 16 .58 ) 5 .76
Total from investment operations 41 .51 0 .33 40 .25 ( 18 .17 ) 3 .16
Less distributions from:
Net realized gains ( 2 .65 ) ( 9 .25 ) ( 4 .25 ) ( 6 .11 ) ( 14 .10 )
Total distributions ( 2 .65 ) ( 9 .25 ) ( 4 .25 ) ( 6 .11 ) ( 14 .10 )
Net asset value, end of period $ 174.53 $ 135.67 $ 144.59 $ 108.59 $ 132.87
Total Return
c
30 .48% ( 0 .68 ) % 37 .69% ( 12 .82 ) % 0 .92%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,278 $ 2,444 $ 3,023 $ 2,856 $ 4,194
Ratios to average net assets:
Net investment income (loss) ( 1 .80 ) % ( 1 .71 ) % ( 1 .62 ) % ( 1 .51 ) % ( 1 .70 ) %
Total expenses 2 .43% 2 .44% 2 .43% 2 .39% 2 .36%
Net expenses
b
2 .38% 2 .39% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 120% 138% 211% 121% 175%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 160.60 $ 168.44 $ 124.98 $ 150.57 $ 160.17
Income (loss) from investment operations:
Net investment income (loss)
a
( 2 .18 ) ( 1 .69 ) ( 1 .26 ) ( 0 .92 ) ( 1 .62 )
Net gain (loss) on investments (realized and unrealized) 52 .85 3 .10 48 .97 ( 18 .56 ) 6 .12
Total from investment operations 50 .67 1 .41 47 .71 ( 19 .48 ) 4 .50
Less distributions from:
Net realized gains ( 2 .65 ) ( 9 .25 ) ( 4 .25 ) ( 6 .11 ) ( 14 .10 )
Total distributions ( 2 .65 ) ( 9 .25 ) ( 4 .25 ) ( 6 .11 ) ( 14 .10 )
Net asset value, end of period $ 208.62 $ 160.60 $ 168.44 $ 124.98 $ 150.57
Total Return 31 .45% 0 .06% 38 .72% ( 12 .17 ) % 1 .68%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,144 $ 848 $ 1,253 $ 997 $ 1,355
Ratios to average net assets:
Net investment income (loss) ( 1 .05 ) % ( 0 .96 ) % ( 0 .88 ) % ( 0 .76 ) % ( 0 .93 ) %
Total expenses 1 .68% 1 .69% 1 .69% 1 .64% 1 .60%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .60%
Portfolio turnover rate 120% 138% 211% 121% 175%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
112 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
TELECOMMUNICATIONS - 75 .3%
Cisco Systems, Inc.
5,300 $ 411,227
AT&T, Inc.
12,414 359,882
Verizon Communications, Inc.
6,805 341,611
Arista Networks, Inc.*
2,208 271,098
T-Mobile US, Inc.
1,147 240,904
Ciena Corp.*
598 232,161
Motorola Solutions, Inc.
491 213,079
EchoStar Corp. — Class A*
1,586 185,673
AST SpaceMobile, Inc.*
,a
2,040 169,055
Viavi Solutions, Inc.*
,a
2,861 95,214
Nokia Oyj ADR
11,460 92,138
Millicom International Cellular
S.A.
1,187 88,954
Telefonaktiebolaget LM
Ericsson ADR
7,859 88,571
Lumen Technologies, Inc.*
12,588 87,487
America Movil SAB de CV
ADR
3,388 86,326
Vodafone Group plc ADR
5,550 83,361
BCE, Inc.
3,231 81,550
TELUS Corp.
6,196 79,495
KT Corp. ADR*
3,554 76,233
Rogers Communications,
Inc. — Class B
1,979 76,093
Telephone and Data Systems,
Inc.
1,560 65,676
Viasat, Inc.*
1,407 64,441
Vistance Networks, Inc.*
3,531 64,264
Calix, Inc.*
1,135 55,604
Uniti Group, Inc.*
,a
5,860 54,967
Iridium Communications, Inc.
1,961 54,398
Extreme Networks, Inc.*
3,132 47,231
InterDigital, Inc.
141 42,582
Globalstar, Inc.*
602 39,985
ADTRAN Holdings, Inc.*
,a
2,821 35,488
Harmonic, Inc.*
3,467 31,134
Ubiquiti, Inc.
39 30,821
NETGEAR, Inc.*
964 21,054
GCI Liberty, Inc. — Class C*
520 19,349
Gogo, Inc.*
4,314 17,342
Total Telecommunications 4,004,448
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
MEDIA - 11 .0%
Comcast Corp. — Class A
8,553 $ 245,556
Charter Communications,
Inc. — Class A*
,a
684 147,662
Liberty Global Ltd. — Class A*
6,276 75,877
Versant Media Group, Inc.*
2,001 74,077
Liberty Latin America
Ltd. — Class C*
4,607 40,634
Total Media 583,806
INTERNET - 5 .4%
F5, Inc.*
463 133,960
Roku, Inc.*
1,317 124,614
Cogent Communications
Holdings, Inc.
1,458 27,469
Total Internet 286,043
COMPUTERS - 5 .2%
Lumentum Holdings, Inc.*
323 226,992
NetScout Systems, Inc.*
1,570 49,910
Total Computers 276,902
ELECTRONICS - 1 .5%
Applied Optoelectronics, Inc.*
922 77,992
AEROSPACE & DEFENSE - 1 .1%
Ondas, Inc.*
6,539 59,113
Total Common Stocks
(Cost $3,162,959) 5,288,304
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 7,558 7,558
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 6,869 6,869
Total Repurchase Agreements
(Cost $14,427) 14,427
Total Investments - 99.8%
(Cost $3,177,386) $ 5,302,731
Other Assets & Liabilities, net - 0.2% 12,619
Total Net Assets - 100.0% $ 5,315,350
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 113
SEE NOTES TO FINANCIAL STATEMENTS.
TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 5,288,304 $ — $ — $ 5,288,304
Repurchase Agreements — 14,427 — 14,427
Total Assets $ 5,288,304 $ 14,427 $ — $ 5,302,731
– – – –

114 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TELECOMMUNICATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $301,783 of securities loaned (cost $3,162,959) $ 5,288,304
Repurchase agreements, at value (cost $14,427) 14,427
Segregated cash due from broker 4,081
Receivables:
Investments sold 45,551
Fund shares sold 12,957
Dividends 3,780
Foreign tax reclaims 656
Securities lending income 214
Interest 2
Total assets 5,369,972
LIABILITIES:
Payable for:
Fund shares redeemed 40,227
Investment advisory fees 3,838
Registration fees 3,122
Transfer agent fees 2,682
Fund accounting 742
Trustees’ fees and expenses* 423
Distribution and service fees 100
Other liabilities 3,488
Total liabilities
54,622
NET ASSETS $ 5,315,350
NET ASSETS CONSIST OF:
Paid-in capital $ 3,929,247
Total distributable earnings (loss) 1,386,103
Net assets $ 5,315,350
Investor Class:
Net assets $ 4,796,627
Capital shares outstanding 61,517
Net asset value per share $ 77 .97
Class A:
Net assets $ 353,975
Capital shares outstanding 5,087
Net asset value per share $ 69 .58
Maximum offering price per share (Net asset value divided by 95.25%) $ 73 .05
Class C:
Net assets $ 9,760
Capital shares outstanding 170
Net asset value per share $ 57 .45
Class H:
Net assets $ 154,988
Capital shares outstanding 2,293
Net asset value per share $ 67 .59
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 115
SEE NOTES TO FINANCIAL STATEMENTS.
TELECOMMUNICATIONS FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $6,561)
$ 165,814
Interest
2,009
Income from securities lending, net 1,596
Total investment income 169,419
EXPENSES:
Investment advisory fees 66,720
Distribution and service fees:
Class A 552
Class C 49
Class H 231
Transfer agent fees:
Investor Class 15,027
Class A 445
Class C 11
Class H 187
Registration and filing fees 8,725
Fund accounting fees 7,456
Professional fees 4,658
Administration fees 4,355
Trustees’ fees and expenses* 1,106
Custodian fees 1,073
Line of credit fees 92
Miscellaneous 2,599
Total expenses 113,286
Less:
Expenses reimbursed by Adviser (3,925)
Net expenses 109,361
Net investment income 60,058
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 2,346,216
Foreign currency transactions 31
Net realized gain 2,346,247
Net change in unrealized appreciation (depreciation) on:
Investments 690,375
Foreign currency translations (68)
Net change in unrealized appreciation (depreciation) 690,307
Net realized and unrealized gain 3,036,554
Net increase in net assets resulting from operations $ 3,096,612
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

116 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TELECOMMUNICATIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 60,058 $ 87,601
Net realized gain (loss) on investments 2,346,247 (65,563)
Net change in unrealized appreciation (depreciation) on investments 690,307 1,188,382
Net increase in net assets resulting from operations 3,096,612 1,210,420
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (98,037) (50,338)
Class A (2,241) (621)
Class C (26) (35)
Class H (836) (370)
Total distributions to shareholders (101,140) (51,364)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 31,285,956 49,507,108
Class A 723,971 1,084,877
Class C 102,632 66,158
Class H 58,515 109,806
Distributions reinvested
Investor Class 97,952 50,303
Class A 2,241 621
Class C 26 35
Class H 836 370
Cost of shares redeemed
Investor Class (56,065,275) (27,858,153)
Class A (639,873) (1,032,833)
Class C (104,723) (82,282)
Class H (45,881) (126,264)
Net increase (decrease) from capital share transactions (24,583,623) 21,719,746
Net increase (decrease) in net assets (21,588,151) 22,878,802
NET ASSETS:
Beginning of year 26,903,501 4,024,699
End of year $ 5,315,350 $ 26,903,501
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 528,063 976,689
Class A 13,424 24,782
Class C 2,450 1,838
Class H 963 2,758
Shares issued from reinvestment of distributions
Investor Class 1,479 936
Class A 38 13
Class C 1 1
Class H 14 8
Shares redeemed
Investor Class (979,187) (553,480)
Class A (12,326) (23,533)
Class C (2,580) (2,305)
Class H (1,030) (2,907)
Net increase (decrease) in shares (448,691) 424,800

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 117
SEE NOTES TO FINANCIAL STATEMENTS.
TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 52.04 $ 43.66 $ 44.78 $ 53.37 $ 56.03
Income (loss) from investment operations:
Net investment income (loss)
a
0 .49 0 .27 0 .49 0 .11 0 .58
Net gain (loss) on investments (realized and unrealized) 26 .01 8 .20 ( 0 .92 ) ( 8 .10 ) ( 3 .00 )
Total from investment operations 26 .50 8 .47 ( 0 .43 ) ( 7 .99 ) ( 2 .42 )
Less distributions from:
Net investment income ( 0 .57 ) ( 0 .09 ) ( 0 .69 ) ( 0 .60 ) ( 0 .24 )
Total distributions ( 0 .57 ) ( 0 .09 ) ( 0 .69 ) ( 0 .60 ) ( 0 .24 )
Net asset value, end of period $ 77.97 $ 52.04 $ 43.66 $ 44.78 $ 53.37
Total Return 51 .13% 19 .39% ( 0 .91 ) % ( 14 .87 ) % ( 4 .36 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,797 $ 26,601 $ 3,799 $ 8,152 $ 997
Ratios to average net assets:
Net investment income (loss) 0 .79% 0 .52% 1 .13% 0 .26% 1 .02%
Total expenses 1 .43% 1 .45% 1 .42% 1 .40% 1 .36%
Net expenses
b
1 .38% 1 .40% 1 .39% 1 .40% 1 .36%
Portfolio turnover rate 333% 159% 466% 471% 551%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 46.61 $ 39.20 $ 40.35 $ 48.30 $ 50.87
Income (loss) from investment operations:
Net investment income (loss)
a
0 .15 0 .29 0 .32 0 .22 0 .37
Net gain (loss) on investments (realized and unrealized) 23 .39 7 .21 ( 0 .78 ) ( 7 .57 ) ( 2 .70 )
Total from investment operations 23 .54 7 .50 ( 0 .46 ) ( 7 .35 ) ( 2 .33 )
Less distributions from:
Net investment income ( 0 .57 ) ( 0 .09 ) ( 0 .69 ) ( 0 .60 ) ( 0 .24 )
Total distributions ( 0 .57 ) ( 0 .09 ) ( 0 .69 ) ( 0 .60 ) ( 0 .24 )
Net asset value, end of period $ 69.58 $ 46.61 $ 39.20 $ 40.35 $ 48.30
Total Return
c
50 .70% 19 .12% ( 1 .08 ) % ( 15 .12 ) % ( 4 .59 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 354 $ 184 $ 105 $ 258 $ 368
Ratios to average net assets:
Net investment income (loss) 0 .27% 0 .65% 0 .82% 0 .54% 0 .71%
Total expenses 1 .68% 1 .70% 1 .69% 1 .65% 1 .61%
Net expenses
b
1 .63% 1 .65% 1 .66% 1 .65% 1 .61%
Portfolio turnover rate 333% 159% 466% 471% 551%

118 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 38.85 $ 32.95 $ 34.29 $ 41.46 $ 44.03
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .19 ) 0 .06 0 .00
*
( 0 .08 ) ( 0 .01 )
Net gain (loss) on investments (realized and unrealized) 19 .36 5 .93 ( 0 .65 ) ( 6 .49 ) ( 2 .32 )
Total from investment operations 19 .17 5 .99 ( 0 .65 ) ( 6 .57 ) ( 2 .33 )
Less distributions from:
Net investment income ( 0 .57 ) ( 0 .09 ) ( 0 .69 ) ( 0 .60 ) ( 0 .24 )
Total distributions ( 0 .57 ) ( 0 .09 ) ( 0 .69 ) ( 0 .60 ) ( 0 .24 )
Net asset value, end of period $ 57.45 $ 38.85 $ 32.95 $ 34.29 $ 41.46
Total Return
c
49 .57% 18 .20% ( 1 .84 ) % ( 15 .76 ) % ( 5 .30 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 10 $ 12 $ 25 $ 33 $ 122
Ratios to average net assets:
Net investment income (loss) ( 0 .42 ) % 0 .17% 0.00%
†
( 0 .22 ) % ( 0 .02 ) %
Total expenses 2 .43% 2 .43% 2 .45% 2 .39% 2 .36%
Net expenses
b
2 .39% 2 .38% 2 .42% 2 .39% 2 .36%
Portfolio turnover rate 333% 159% 466% 471% 551%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 45.29 $ 38.11 $ 39.24 $ 47.00 $ 49.50
Income (loss) from investment operations:
Net investment income (loss)
a
0 .18 0 .30 0 .28 0 .22 0 .44
Net gain (loss) on investments (realized and unrealized) 22 .69 6 .97 ( 0 .72 ) ( 7 .38 ) ( 2 .70 )
Total from investment operations 22 .87 7 .27 ( 0 .44 ) ( 7 .16 ) ( 2 .26 )
Less distributions from:
Net investment income ( 0 .57 ) ( 0 .09 ) ( 0 .69 ) ( 0 .60 ) ( 0 .24 )
Total distributions ( 0 .57 ) ( 0 .09 ) ( 0 .69 ) ( 0 .60 ) ( 0 .24 )
Net asset value, end of period $ 67.59 $ 45.29 $ 38.11 $ 39.24 $ 47.00
Total Return 50 .70% 19 .12% ( 1 .12 ) % ( 15 .14 ) % ( 4 .60 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 155 $ 106 $ 95 $ 111 $ 124
Ratios to average net assets:
Net investment income (loss) 0 .33% 0 .70% 0 .73% 0 .55% 0 .86%
Total expenses 1 .68% 1 .69% 1 .70% 1 .65% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .67% 1 .65% 1 .61%
Portfolio turnover rate 333% 159% 466% 471% 551%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.
*
Less than $0.01 per share.
†
Less than 0.01%.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 119
SEE NOTES TO FINANCIAL STATEMENTS.
TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .2%
TRANSPORTATION - 40 .0%
Union Pacific Corp.
905 $ 219,571
United Parcel Service,
Inc. — Class B
1,712 168,427
CSX Corp.
3,992 163,872
FedEx Corp.
452 160,993
Norfolk Southern Corp.
508 145,796
Old Dominion Freight Line,
Inc.
618 120,757
XPO, Inc.*
460 89,493
CH Robinson Worldwide, Inc.
476 79,049
Expeditors International of
Washington, Inc.
550 78,777
J.B. Hunt Transport Services,
Inc.
358 75,860
ZTO Express Cayman, Inc.
ADR
2,645 66,575
TFI International, Inc.
598 64,961
Star Bulk Carriers Corp.
2,792 64,132
Canadian National Railway
Co.
623 64,026
Canadian Pacific Kansas
City Ltd.
810 63,715
Saia, Inc.*
173 60,771
ZIM Integrated Shipping
Services Ltd.
2,298 60,552
Knight-Swift Transportation
Holdings, Inc.
1,032 59,423
Kirby Corp.*
378 50,229
Landstar System, Inc.
281 45,047
GXO Logistics, Inc.*
855 44,332
Ryder System, Inc.
205 41,966
Matson, Inc.
210 34,427
RXO, Inc.*
2,141 31,301
Hub Group, Inc. — Class A
751 27,066
Werner Enterprises, Inc.
844 24,822
ArcBest Corp.
187 18,393
Forward Air Corp.*
888 14,838
Total Transportation 2,139,171
AUTO MANUFACTURERS - 25 .7%
Tesla, Inc.*
1,692 629,001
General Motors Co.
2,025 150,863
Ford Motor Co.
10,436 120,431
NIO, Inc. ADR*
11,865 71,546
Rivian Automotive,
Inc. — Class A*
4,626 69,621
Stellantis N.V.
9,283 65,817
Ferrari N.V.
194 65,659
Li Auto, Inc. ADR*
3,578 63,796
Toyota Motor Corp. ADR
286 58,942
Honda Motor Company Ltd.
ADR
2,365 57,493
Lucid Group, Inc.*
2,191 20,880
Total Auto Manufacturers 1,374,049
AUTO PARTS & EQUIPMENT - 12 .3%
Garrett Motion, Inc.
3,572 64,903
Aptiv plc*
917 63,676
Autoliv, Inc.
601 63,201
Magna International, Inc.
1,115 62,228
BorgWarner, Inc.
1,137 61,694
Mobileye Global, Inc. — Class
A*
8,438 57,969
A
A
A SHARES VALUE
COMMON STOCKS - 99.2% (continued)
AUTO PARTS & EQUIPMENT - 12.3% (continued)
Lear Corp.
382 $ 46,253
Gentex Corp.
1,831 40,007
Dana, Inc.
1,051 35,366
QuantumScape Corp.*
4,895 31,230
Visteon Corp.
311 28,335
Dorman Products, Inc.*
248 25,881
Goodyear Tire & Rubber Co.*
3,617 23,981
Adient plc*
1,150 23,242
Fox Factory Holding Corp.*
932 15,341
Solid Power, Inc.*
4,452 13,356
Total Auto Parts & Equipment 656,663
AIRLINES - 11 .5%
Delta Air Lines, Inc.
1,938 128,838
United Airlines Holdings, Inc.*
1,138 104,776
Southwest Airlines Co.
2,113 79,385
Ryanair Holdings plc ADR
1,029 59,476
Copa Holdings S.A. — Class
A
495 56,237
American Airlines Group, Inc.*
4,598 49,383
Alaska Air Group, Inc.*
1,017 37,405
SkyWest, Inc.*
370 33,977
JetBlue Airways Corp.*
5,011 22,149
Allegiant Travel Co.*
231 18,720
Sun Country Airlines
Holdings, Inc.*
1,068 17,643
Frontier Group Holdings, Inc.*
2,905 10,255
Total Airlines 618,244
INTERNET - 6 .2%
Uber Technologies, Inc.*
3,073 221,041
Grab Holdings Ltd. — Class
A*
18,131 66,360
Lyft, Inc. — Class A*
3,174 42,214
Total Internet 329,615
LEISURE TIME - 1 .2%
Patrick Industries, Inc.
306 33,988
Harley-Davidson, Inc.
1,432 28,955
Total Leisure Time 62,943
COMMERCIAL SERVICES - 0 .9%
Avis Budget Group, Inc.*
226 32,962
Hertz Global Holdings, Inc.*
3,238 14,927
Total Commercial Services 47,889
AEROSPACE & DEFENSE - 0 .7%
Joby Aviation, Inc.*
4,632 38,260
HOME BUILDERS - 0 .7%
Thor Industries, Inc.
453 36,190
Total Common Stocks
(Cost $2,713,246) 5,303,024
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 1 .0%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 27,908 27,908

March 31, 2026
120 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 1.0% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 25,363 $ 25,363
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 1.0% (continued)
Total Repurchase Agreements
(Cost $53,271) $ 53,271
Total Investments - 100.2%
(Cost $2,766,517) $ 5,356,295
Other Assets & Liabilities, net - (0.2)% (9,739)
Total Net Assets - 100.0% $ 5,346,556
*
Non-income producing security.
a
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 5,303,024 $ — $ — $ 5,303,024
Repurchase Agreements — 53,271 — 53,271
Total Assets $ 5,303,024 $ 53,271 $ — $ 5,356,295
– – – –

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 121
SEE NOTES TO FINANCIAL STATEMENTS.
TRANSPORTATION FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $2,713,246) $ 5,303,024
Repurchase agreements, at value (cost $53,271) 53,271
Cash 12,050
Segregated cash due from broker 15,069
Receivables:
Dividends 2,009
Fund shares sold 958
Foreign tax reclaims 117
Interest 7
Securities lending income 3
Total assets 5,386,508
LIABILITIES:
Payable for:
Fund shares redeemed 14,407
Investments purchased 12,041
Investment advisory fees 4,043
Transfer agent fees 2,661
Registration fees 2,326
Fund accounting 796
Distribution and service fees 532
Trustees’ fees and expenses* 342
Other liabilities 2,804
Total liabilities
39,952
NET ASSETS $ 5,346,556
NET ASSETS CONSIST OF:
Paid-in capital $ 3,482,922
Total distributable earnings (loss) 1,863,634
Net assets $ 5,346,556
Investor Class:
Net assets $ 3,632,880
Capital shares outstanding 56,090
Net asset value per share $ 64 .77
Class A:
Net assets $ 1,138,794
Capital shares outstanding 20,380
Net asset value per share $ 55 .88
Maximum offering price per share (Net asset value divided by 95.25%) $ 58 .67
Class C:
Net assets $ 238,834
Capital shares outstanding 5,258
Net asset value per share $ 45 .43
Class H:
Net assets $ 336,048
Capital shares outstanding 6,286
Net asset value per share $ 53 .46
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

122 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TRANSPORTATION FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $3,888)
$ 96,370
Interest
1,512
Income from securities lending, net 3,216
Total investment income 101,098
EXPENSES:
Investment advisory fees 55,316
Distribution and service fees:
Class A 3,881
Class C 2,416
Class H 862
Transfer agent fees:
Investor Class 8,836
Class A 3,184
Class C 490
Class H 700
Registration and filing fees 6,727
Fund accounting fees 6,229
Administration fees 3,524
Professional fees 3,362
Trustees’ fees and expenses* 910
Custodian fees 884
Line of credit fees 24
Miscellaneous 3,192
Total expenses 100,537
Less:
Expenses reimbursed by Adviser (3,254)
Net expenses 97,283
Net investment income 3,815
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 724,109
Foreign currency transactions (1)
Net realized gain 724,108
Net change in unrealized appreciation (depreciation) on:
Investments 480,939
Foreign currency translations (1)
Net change in unrealized appreciation (depreciation) 480,938
Net realized and unrealized gain 1,205,046
Net increase in net assets resulting from operations $ 1,208,861
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 123
SEE NOTES TO FINANCIAL STATEMENTS.
TRANSPORTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 3,815 $ 21,264
Net realized gain on investments 724,108 1,703,404
Net change in unrealized appreciation (depreciation) on investments 480,938 (2,943,506)
Net increase (decrease) in net assets resulting from operations 1,208,861 (1,218,838)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (148,108) (60,813)
Class A (49,306) (42,353)
Class C (10,152) (4,356)
Class H (12,663) (4,764)
Total distributions to shareholders (220,229) (112,286)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 23,709,882 9,585,177
Class A 700,047 921,536
Class C 84,506 55,741
Class H 459,419 14,752
Distributions reinvested
Investor Class 145,049 58,919
Class A 47,931 42,091
Class C 9,516 3,579
Class H 12,174 4,578
Cost of shares redeemed
Investor Class (24,652,420) (11,289,488)
Class A (1,983,890) (3,086,232)
Class C (83,369) (315,278)
Class H (438,602) (79,051)
Net decrease from capital share transactions (1,989,757) (4,083,676)
Net decrease in net assets (1,001,125) (5,414,800)
NET ASSETS:
Beginning of year 6,347,681 11,762,481
End of year $ 5,346,556 $ 6,347,681
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 356,243 158,681
Class A 12,875 18,204
Class C 2,154 1,334
Class H 7,988 300
Shares issued from reinvestment of distributions
Investor Class 2,116 923
Class A 810 759
Class C 197 78
Class H 215 86
Shares redeemed
Investor Class (373,633) (193,403)
Class A (36,883) (60,242)
Class C (1,884) (7,491)
Class H (8,056) (1,609)
Net decrease in shares (37,858) (82,380)

124 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 53.90 $ 60.86 $ 55.68 $ 74.70 $ 84.28
Income (loss) from investment operations:
Net investment income (loss)
a
0 .10 0 .21 0 .21 0 .19 0 .04
Net gain (loss) on investments (realized and unrealized) 12 .81 ( 6 .39 ) 5 .06 ( 14 .50 ) 0 .07
Total from investment operations 12 .91 ( 6 .18 ) 5 .27 ( 14 .31 ) 0 .11
Less distributions from:
Net investment income ( 0 .03 ) ( 0 .29 ) ( 0 .09 ) — —
Net realized gains ( 2 .01 ) ( 0 .49 ) — ( 4 .71 ) ( 9 .69 )
Total distributions ( 2 .04 ) ( 0 .78 ) ( 0 .09 ) ( 4 .71 ) ( 9 .69 )
Net asset value, end of period $ 64.77 $ 53.90 $ 60.86 $ 55.68 $ 74.70
Total Return 23 .74% ( 10 .36 ) % 9 .49% ( 18 .40 ) % ( 0 .71 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,633 $ 3,846 $ 6,400 $ 7,367 $ 10,814
Ratios to average net assets:
Net investment income (loss) 0 .15% 0 .36% 0 .36% 0 .32% 0 .05%
Total expenses 1 .43% 1 .44% 1 .43% 1 .39% 1 .35%
Net expenses
b
1 .38% 1 .39% 1 .40% 1 .39% 1 .35%
Portfolio turnover rate 372% 100% 207% 185% 162%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 46.83 $ 53.11 $ 48.72 $ 66.33 $ 76.03
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .03 ) 0 .04 0 .10 0 .03 ( 0 .04 )
Net gain (loss) on investments (realized and unrealized) 11 .12 ( 5 .54 ) 4 .38 ( 12 .93 ) 0 .03
Total from investment operations 11 .09 ( 5 .50 ) 4 .48 ( 12 .90 ) ( 0 .01 )
Less distributions from:
Net investment income ( 0 .03 ) ( 0 .29 ) ( 0 .09 ) — —
Net realized gains ( 2 .01 ) ( 0 .49 ) — ( 4 .71 ) ( 9 .69 )
Total distributions ( 2 .04 ) ( 0 .78 ) ( 0 .09 ) ( 4 .71 ) ( 9 .69 )
Net asset value, end of period $ 55.88 $ 46.83 $ 53.11 $ 48.72 $ 66.33
Total Return
c
23 .43% ( 10 .59 ) % 9 .23% ( 18 .60 ) % ( 0 .95 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,139 $ 2,041 $ 4,506 $ 4,935 $ 7,123
Ratios to average net assets:
Net investment income (loss) ( 0 .06 ) % 0 .09% 0 .20% 0 .07% ( 0 .05 ) %
Total expenses 1 .69% 1 .68% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .64% 1 .63% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 372% 100% 207% 185% 162%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 125
SEE NOTES TO FINANCIAL STATEMENTS.
TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 38.64 $ 44.28 $ 40.94 $ 57.20 $ 67.28
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .37 ) ( 0 .27 ) ( 0 .17 ) ( 0 .32 ) ( 0 .52 )
Net gain (loss) on investments (realized and unrealized) 9 .20 ( 4 .59 ) 3 .60 ( 11 .23 ) 0 .13
Total from investment operations 8 .83 ( 4 .86 ) 3 .43 ( 11 .55 ) ( 0 .39 )
Less distributions from:
Net investment income ( 0 .03 ) ( 0 .29 ) ( 0 .09 ) — —
Net realized gains ( 2 .01 ) ( 0 .49 ) — ( 4 .71 ) ( 9 .69 )
Total distributions ( 2 .04 ) ( 0 .78 ) ( 0 .09 ) ( 4 .71 ) ( 9 .69 )
Net asset value, end of period $ 45.43 $ 38.64 $ 44.28 $ 40.94 $ 57.20
Total Return
c
22 .51% ( 11 .24 ) % 8 .39% ( 19 .21 ) % ( 1 .68 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 239 $ 185 $ 481 $ 946 $ 1,772
Ratios to average net assets:
Net investment income (loss) ( 0 .82 ) % ( 0 .63 ) % ( 0 .40 ) % ( 0 .70 ) % ( 0 .80 ) %
Total expenses 2 .44% 2 .43% 2 .43% 2 .39% 2 .36%
Net expenses
b
2 .39% 2 .38% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 372% 100% 207% 185% 162%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 44.87 $ 50.92 $ 46.71 $ 63.86 $ 73.53
Income (loss) from investment operations:
Net investment income (loss)
a
0 .01 0 .05 0 .08 0 .03 ( 0 .25 )
Net gain (loss) on investments (realized and unrealized) 10 .62 ( 5 .32 ) 4 .22 ( 12 .47 ) 0 .27
Total from investment operations 10 .63 ( 5 .27 ) 4 .30 ( 12 .44 ) 0 .02
Less distributions from:
Net investment income ( 0 .03 ) ( 0 .29 ) ( 0 .09 ) — —
Net realized gains ( 2 .01 ) ( 0 .49 ) — ( 4 .71 ) ( 9 .69 )
Total distributions ( 2 .04 ) ( 0 .78 ) ( 0 .09 ) ( 4 .71 ) ( 9 .69 )
Net asset value, end of period $ 53.46 $ 44.87 $ 50.92 $ 46.71 $ 63.86
Total Return 23 .44% ( 10 .60 ) % 9 .24% ( 18 .60 ) % ( 0 .94 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 336 $ 275 $ 375 $ 506 $ 600
Ratios to average net assets:
Net investment income (loss) 0 .03% 0 .10% 0 .17% 0 .07% ( 0 .35 ) %
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 372% 100% 207% 185% 162%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
126 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
UTILITIES FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .4%
ELECTRIC - 88 .3%
NextEra Energy, Inc.
18,024 $ 1,674,069
Southern Co.
12,710 1,226,769
Duke Energy Corp.
9,154 1,198,625
Constellation Energy Corp.
3,856 1,076,788
American Electric Power
Company, Inc.
7,641 1,001,582
Sempra
10,038 975,393
Entergy Corp.
7,873 884,610
Dominion Energy, Inc.
14,127 873,331
Exelon Corp.
17,158 841,085
Xcel Energy, Inc.
10,555 838,489
Vistra Corp.
5,486 824,710
Consolidated Edison, Inc.
6,741 762,946
Public Service Enterprise
Group, Inc.
9,327 755,021
PG&E Corp.
41,932 736,745
WEC Energy Group, Inc.
6,275 726,457
Ameren Corp.
5,990 658,421
NRG Energy, Inc.
4,447 649,885
Edison International
8,875 649,473
CenterPoint Energy, Inc.
14,618 630,913
FirstEnergy Corp.
12,448 630,616
PPL Corp.
16,422 627,320
DTE Energy Co.
4,186 612,077
Eversource Energy
8,643 598,787
CMS Energy Corp.
7,519 583,324
Alliant Energy Corp.
7,150 513,084
Evergy, Inc.
6,260 512,819
Talen Energy Corp.*
1,465 467,672
Fortis, Inc.
8,306 463,392
National Grid plc ADR
5,201 440,005
Brookfield Renewable Corp.
10,662 424,667
Pinnacle West Capital Corp.
4,123 415,392
OGE Energy Corp.
7,801 374,136
Clearway Energy,
Inc. — Class C
8,691 341,469
IDACORP, Inc.
2,362 337,695
AES Corp.
22,742 320,435
Portland General Electric Co.
5,833 307,807
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
ELECTRIC - 88.3% (continued)
TXNM Energy, Inc.
5,140 $ 300,484
Oklo, Inc.*
5,727 284,002
Black Hills Corp.
3,901 270,768
Ormat Technologies, Inc.
2,342 262,117
Northwestern Energy Group,
Inc.
3,608 237,912
Otter Tail Corp.
a
1,793 157,372
MGE Energy, Inc.
1,465 113,230
Total Electric 26,581,894
GAS - 7 .1%
Atmos Energy Corp.
3,545 654,832
NiSource, Inc.
12,087 563,979
National Fuel Gas Co.
3,778 354,981
UGI Corp.
9,200 335,064
MDU Resources Group, Inc.
11,812 244,745
Total Gas 2,153,601
WATER - 4 .0%
American Water Works
Company, Inc.
4,432 603,151
Essential Utilities, Inc.
9,805 394,847
H2O America
3,379 198,246
Total Water 1,196,244
Total Common Stocks
(Cost $20,907,572) 29,931,739
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 100,789 100,789
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 91,595 91,595
Total Repurchase Agreements
(Cost $192,384) 192,384
Total Investments - 100.0%
(Cost $21,099,956) $ 30,124,123
Other Assets & Liabilities, net - (0.0)% (6,950)
Total Net Assets - 100.0% $ 30,117,173
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 127
SEE NOTES TO FINANCIAL STATEMENTS.
UTILITIES FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 29,931,739 $ — $ — $ 29,931,739
Repurchase Agreements — 192,384 — 192,384
Total Assets $ 29,931,739 $ 192,384 $ — $ 30,124,123
– – – –

128 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
UTILITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $14,570 of securities loaned (cost $20,907,572) $ 29,931,739
Repurchase agreements, at value (cost $192,384) 192,384
Segregated cash due from broker 54,421
Receivables:
Fund shares sold 455,475
Dividends 31,023
Foreign tax reclaims 611
Interest 25
Securities lending income 4
Total assets 30,665,682
LIABILITIES:
Payable for:
Investments purchased 458,605
Fund shares redeemed 36,167
Investment advisory fees 17,684
Transfer agent fees 10,344
Fund accounting 3,512
Distribution and service fees 2,208
Trustees’ fees and expenses* 1,235
Other liabilities 18,754
Total liabilities
548,509
NET ASSETS $ 30,117,173
NET ASSETS CONSIST OF:
Paid-in capital $ 24,191,520
Total distributable earnings (loss) 5,925,653
Net assets $ 30,117,173
Investor Class:
Net assets $ 21,584,264
Capital shares outstanding 308,093
Net asset value per share $ 70 .06
Class A:
Net assets $ 6,654,219
Capital shares outstanding 106,495
Net asset value per share $ 62 .48
Maximum offering price per share (Net asset value divided by 95.25%) $ 65 .60
Class C:
Net assets $ 773,542
Capital shares outstanding 16,096
Net asset value per share $ 48 .06
Class H:
Net assets $ 1,105,148
Capital shares outstanding 18,476
Net asset value per share $ 59 .82
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 129
SEE NOTES TO FINANCIAL STATEMENTS.
UTILITIES FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $4,891)
$ 676,355
Interest
5,098
Income from securities lending, net 1,523
Total investment income 682,976
EXPENSES:
Investment advisory fees 201,185
Distribution and service fees:
Class A 15,651
Class C 7,400
Class H 2,405
Transfer agent fees:
Investor Class 30,928
Class A 12,643
Class C 1,487
Class H 1,938
Registration and filing fees 24,073
Fund accounting fees 22,818
Administration fees 12,522
Professional fees 11,618
Trustees’ fees and expenses* 3,269
Custodian fees 3,257
Line of credit fees 62
Miscellaneous 11,941
Total expenses 363,197
Less:
Expenses reimbursed by Adviser (11,834)
Net expenses 351,363
Net investment income 331,613
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 321,650
Foreign currency transactions (10)
Net realized gain 321,640
Net change in unrealized appreciation (depreciation) on:
Investments 3,020,222
Net change in unrealized appreciation (depreciation) 3,020,222
Net realized and unrealized gain 3,341,862
Net increase in net assets resulting from operations $ 3,673,475
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

130 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
UTILITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 331,613 $ 468,748
Net realized gain on investments 321,640 511,896
Net change in unrealized appreciation (depreciation) on investments 3,020,222 2,505,748
Net increase in net assets resulting from operations 3,673,475 3,486,392
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (304,507) (247,320)
Class A (124,692) (44,625)
Class C (20,281) (5,104)
Class H (19,268) (6,802)
Total distributions to shareholders (468,748) (303,851)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 106,167,753 138,984,357
Class A 2,911,646 2,229,951
Class C 908,293 301,566
Class H 354,047 833,371
Distributions reinvested
Investor Class 299,215 244,277
Class A 124,686 44,623
Class C 19,920 4,917
Class H 19,263 6,700
Cost of shares redeemed
Investor Class (96,669,350) (139,398,058)
Class A (3,498,851) (2,258,464)
Class C (837,021) (501,917)
Class H (335,209) (739,909)
Net increase (decrease) from capital share transactions 9,464,392 (248,586)
Net increase in net assets 12,669,119 2,933,955
NET ASSETS:
Beginning of year 17,448,054 14,514,099
End of year $ 30,117,173 $ 17,448,054
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 1,627,517 2,448,075
Class A 48,924 44,588
Class C 19,437 7,626
Class H 6,151 17,709
Shares issued from reinvestment of distributions
Investor Class 4,581 4,252
Class A 2,139 866
Class C 443 122
Class H 345 136
Shares redeemed
Investor Class (1,489,586) (2,452,645)
Class A (59,376) (44,708)
Class C (17,850) (12,970)
Class H (5,974) (15,433)
Net increase (decrease) in shares 136,751 (2,382)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 131
SEE NOTES TO FINANCIAL STATEMENTS.
UTILITIES FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 59.41 $ 49.12 $ 50.77 $ 54.36 $ 47.92
Income (loss) from investment operations:
Net investment income (loss)
a
1 .00 1 .01 0 .91 0 .69 0 .77
Net gain (loss) on investments (realized and unrealized) 10 .87 9 .66 ( 1 .07 ) ( 3 .86 ) 7 .02
Total from investment operations 11 .87 10 .67 ( 0 .16 ) ( 3 .17 ) 7 .79
Less distributions from:
Net investment income ( 1 .22 ) ( 0 .38 ) ( 1 .49 ) ( 0 .42 ) ( 1 .35 )
Total distributions ( 1 .22 ) ( 0 .38 ) ( 1 .49 ) ( 0 .42 ) ( 1 .35 )
Net asset value, end of period $ 70.06 $ 59.41 $ 49.12 $ 50.77 $ 54.36
Total Return 20 .13% 21 .74% ( 0 .14 ) % ( 5 .84 ) % 16 .53%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 21,584 $ 9,837 $ 8,148 $ 11,671 $ 52,202
Ratios to average net assets:
Net investment income (loss) 1 .51% 1 .79% 1 .90% 1 .30% 1 .55%
Total expenses 1 .42% 1 .44% 1 .43% 1 .39% 1 .36%
Net expenses
b
1 .37% 1 .39% 1 .40% 1 .39% 1 .36%
Portfolio turnover rate 346% 475% 163% 293% 175%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 53.24 $ 44.16 $ 45.92 $ 49.34 $ 43.72
Income (loss) from investment operations:
Net investment income (loss)
a
0 .73 0 .74 0 .76 0 .56 0 .57
Net gain (loss) on investments (realized and unrealized) 9 .73 8 .72 ( 1 .03 ) ( 3 .56 ) 6 .40
Total from investment operations 10 .46 9 .46 ( 0 .27 ) ( 3 .00 ) 6 .97
Less distributions from:
Net investment income ( 1 .22 ) ( 0 .38 ) ( 1 .49 ) ( 0 .42 ) ( 1 .35 )
Total distributions ( 1 .22 ) ( 0 .38 ) ( 1 .49 ) ( 0 .42 ) ( 1 .35 )
Net asset value, end of period $ 62.48 $ 53.24 $ 44.16 $ 45.92 $ 49.34
Total Return
c
19 .81% 21 .44% ( 0 .40 ) % ( 6 .09 ) % 16 .24%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 6,654 $ 6,112 $ 5,037 $ 5,862 $ 6,522
Ratios to average net assets:
Net investment income (loss) 1 .25% 1 .48% 1 .76% 1 .18% 1 .26%
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 346% 475% 163% 293% 175%

132 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
UTILITIES FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 41.50 $ 34.76 $ 36.75 $ 39.87 $ 35.84
Income (loss) from investment operations:
Net investment income (loss)
a
0 .24 0 .28 0 .33 0 .16 0 .18
Net gain (loss) on investments (realized and unrealized) 7 .54 6 .84 ( 0 .83 ) ( 2 .86 ) 5 .20
Total from investment operations 7 .78 7 .12 ( 0 .50 ) ( 2 .70 ) 5 .38
Less distributions from:
Net investment income ( 1 .22 ) ( 0 .38 ) ( 1 .49 ) ( 0 .42 ) ( 1 .35 )
Total distributions ( 1 .22 ) ( 0 .38 ) ( 1 .49 ) ( 0 .42 ) ( 1 .35 )
Net asset value, end of period $ 48.06 $ 41.50 $ 34.76 $ 36.75 $ 39.87
Total Return
c
18 .95% 20 .51% ( 1 .13 ) % ( 6 .79 ) % 15 .37%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 774 $ 584 $ 670 $ 1,226 $ 1,556
Ratios to average net assets:
Net investment income (loss) 0 .53% 0 .73% 0 .95% 0 .43% 0 .48%
Total expenses 2 .43% 2 .44% 2 .43% 2 .39% 2 .36%
Net expenses
b
2 .38% 2 .39% 2 .40% 2 .39% 2 .36%
Portfolio turnover rate 346% 475% 163% 293% 175%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 51.01 $ 42.33 $ 44.08 $ 47.38 $ 42.04
Income (loss) from investment operations:
Net investment income (loss)
a
0 .70 0 .71 0 .67 0 .52 0 .63
Net gain (loss) on investments (realized and unrealized) 9 .33 8 .35 ( 0 .93 ) ( 3 .40 ) 6 .06
Total from investment operations 10 .03 9 .06 ( 0 .26 ) ( 2 .88 ) 6 .69
Less distributions from:
Net investment income ( 1 .22 ) ( 0 .38 ) ( 1 .49 ) ( 0 .42 ) ( 1 .35 )
Total distributions ( 1 .22 ) ( 0 .38 ) ( 1 .49 ) ( 0 .42 ) ( 1 .35 )
Net asset value, end of period $ 59.82 $ 51.01 $ 42.33 $ 44.08 $ 47.38
Total Return 19 .84% 21 .42% ( 0 .39 ) % ( 6 .09 ) % 16 .23%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,105 $ 916 $ 658 $ 1,713 $ 2,148
Ratios to average net assets:
Net investment income (loss) 1 .25% 1 .49% 1 .61% 1 .14% 1 .45%
Total expenses 1 .68% 1 .69% 1 .68% 1 .64% 1 .61%
Net expenses
b
1 .63% 1 .64% 1 .65% 1 .64% 1 .61%
Portfolio turnover rate 346% 475% 163% 293% 175%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
c
Total return does not reflect the impact of any applicable sales charges.

DOW JONES INDUSTRIAL AVERAGE
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 133
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 89 .8%
FINANCIAL - 24 .3%
Goldman Sachs Group, Inc.
2,345 $ 1,983,846
American Express Co.
2,345 709,316
Visa, Inc. — Class A
2,345 708,753
JPMorgan Chase & Co.
2,345 689,805
Travelers Companies, Inc.
2,345 683,990
Total Financial 4,775,710
INDUSTRIAL - 15 .3%
Caterpillar, Inc.
2,345 1,661,339
Honeywell International, Inc.
2,345 530,040
Boeing Co.*
2,345 466,725
3M Co.
2,345 340,565
Total Industrial 2,998,669
TECHNOLOGY - 14 .6%
Microsoft Corp.
2,345 868,049
Apple, Inc.
2,345 595,138
International Business
Machines Corp.
2,345 568,404
Salesforce, Inc.
2,345 437,741
NVIDIA Corp.
2,345 408,968
Total Technology 2,878,300
CONSUMER, NON-CYCLICAL - 14 .4%
Amgen, Inc.
2,345 825,088
UnitedHealth Group, Inc.
2,345 634,533
Johnson & Johnson
2,345 573,212
Procter & Gamble Co.
2,345 338,712
Merck & Company, Inc.
2,345 282,080
Coca-Cola Co.
2,345 178,337
Total Consumer, Non-cyclical 2,831,962
CONSUMER, CYCLICAL - 9 .7%
Home Depot, Inc.
2,345 771,247
McDonald's Corp.
2,345 728,802
Walmart, Inc.
2,345 291,437
NIKE, Inc. — Class B
2,345 123,863
Total Consumer, Cyclical 1,915,349
COMMUNICATIONS - 5 .2%
Amazon.com, Inc.*
2,345 488,393
Walt Disney Co.
2,345 226,011
A
A
A SHARES VALUE
COMMON STOCKS - 89.8% (continued)
COMMUNICATIONS - 5.2% (continued)
Cisco Systems, Inc.
2,345 $ 181,949
Verizon Communications, Inc.
2,345 117,719
Total Communications 1,014,072
BASIC MATERIALS - 3 .8%
Sherwin-Williams Co.
2,345 751,690
ENERGY - 2 .5%
Chevron Corp.
2,345 485,180
Total Common Stocks
(Cost $10,779,992) 17,650,932
MUTUAL FUNDS - 6 .6%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
67,906 682,459
Guggenheim Strategy Fund II
a
24,698 611,037
Total Mutual Funds
(Cost $1,285,414) 1,293,496
MONEY MARKET FUNDS
b
- 0 .3%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
60,320 60,320
Total Money Market Funds
(Cost $60,320) 60,320
FACE
AMOUNT
REPURCHASE AGREEMENTS
e
- 1 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 134,367 134,367
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 122,109 122,109
Total Repurchase Agreements
(Cost $256,476) 256,476
Total Investments - 98.0%
(Cost $12,382,202) $ 19,261,224
Other Assets & Liabilities, net - 2.0% 386,639
Total Net Assets - 100.0% $ 19,647,863
*
Non-income producing security.
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company

DOW JONES INDUSTRIAL AVERAGE
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FUND
March 31, 2026
134 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
Dow Jones Industrial Average Mini Futures Contracts 1 Jun 2026 $ 232,855 $ (3,581)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Barclays Bank
plc
Dow Jones
Industrial
Average Pay
4.58% (SOFR +
0.90%) At Maturity 06/16/26 13 $ 619,821 $ 562
BNP Paribas
Dow Jones
Industrial
Average Pay
4.54% (Federal
Funds Rate +
0.90%) At Maturity 06/10/26 25 1,143,333 (3,037)
$ 1,763,154 $ (2,475)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 17,650,932 $ — $ — $ 17,650,932
Mutual Funds 1,293,496 — — 1,293,496
Money Market Funds 60,320 — — 60,320
Repurchase Agreements — 256,476 — 256,476
Equity Index Swap Agreements
a
— 562 — 562
Total Assets $ 19,004,748 $ 257,038 $ — $ 19,261,786
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 3,581 $ — $ — $ 3,581
Equity Index Swap Agreements
a
— 3,037 — 3,037
Total Liabilities $ 3,581 $ 3,037 $ — $ 6,618
a
Reported as unrealized appreciation/depreciation at period end.

DOW JONES INDUSTRIAL AVERAGE
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FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 135
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 681,100 $ — $ — $ — $ 1,359 $ 682,459 67,906 $ 29,687
Guggenheim Strategy
Fund II 614,001 — — — (2,964) 611,037 24,698 31,577
$ 1,295,101 $ — $ — $ — $ (1,605) $ 1,293,496 $ 61,264

DOW JONES INDUSTRIAL AVERAGE
®
FUND
136 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $10,840,312) $ 17,711,252
Investments in affiliated issuers, at value (cost $1,285,414) 1,293,496
Repurchase agreements, at value (cost $256,476) 256,476
Segregated cash due from broker 122,851
Unrealized appreciation on OTC swap agreements 562
Receivables:
Fund shares sold 301,078
Variation margin on futures contracts 5,530
Dividends 5,275
Interest 5,226
Total assets 19,701,746
LIABILITIES:
Unrealized depreciation on OTC swap agreements 3,037
Payable for:
Investment advisory fees 11,833
Transfer agent fees 8,935
Registration fees 7,180
Distribution and service fees 5,924
Printing fees 3,670
Licensing fees 3,457
Fund accounting 2,781
Trustees’ fees and expenses* 1,094
Fund shares redeemed 787
Other liabilities 5,185
Total liabilities
53,883
NET ASSETS $ 19,647,863
NET ASSETS CONSIST OF:
Paid-in capital $ 14,321,931
Total distributable earnings (loss) 5,325,932
Net assets $ 19,647,863
Class A:
Net assets $ 4,183,905
Capital shares outstanding 38,309
Net asset value per share $ 109 .22
Maximum offering price per share (Net asset value divided by 95.25%) $ 114 .67
Class C:
Net assets $ 2,686,126
Capital shares outstanding 26,809
Net asset value per share $ 100 .20
Class H:
Net assets $ 12,777,832
Capital shares outstanding 116,899
Net asset value per share $ 109 .31
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

DOW JONES INDUSTRIAL AVERAGE
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 137
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 314,425
Dividends from securities of affiliated issuers 61,264
Interest from securities of unaffiliated issuers
60,353
Total investment income 436,042
EXPENSES:
Investment advisory fees 158,943
Distribution and service fees:
Class A 10,165
Class C 25,915
Class H 36,337
Transfer agent fees:
Class A 8,241
Class C 5,242
Class H 29,471
Registration and filing fees 21,716
Fund accounting fees 20,335
Administration fees 11,386
Professional fees 10,662
Custodian fees 2,966
Trustees’ fees and expenses* 2,932
Miscellaneous 22,516
Total expenses 366,827
Less:
Expenses reimbursed by Adviser (10,597)
Expenses waived by Adviser (1,708)
Total waived/reimbursed expenses (12,305)
Net expenses 354,522
Net investment income 81,520
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (396,861)
Swap agreements (34,144)
Futures contracts 102,147
Net realized loss (328,858)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 2,069,264
Investments in affiliated issuers (1,605)
Swap agreements 38,514
Futures contracts (16,350)
Net change in unrealized appreciation (depreciation) 2,089,823
Net realized and unrealized gain 1,760,965
Net increase in net assets resulting from operations $ 1,842,485
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

DOW JONES INDUSTRIAL AVERAGE
®
FUND
138 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 81,520 $ 144,118
Net realized gain (loss) on investments (328,858) 904,685
Net change in unrealized appreciation (depreciation) on investments 2,089,823 (766,482)
Net increase in net assets resulting from operations 1,842,485 282,321
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (14,602) (60,597)
Class C (11,067) (45,412)
Class H (56,223) (284,841)
Total distributions to shareholders (81,892) (390,850)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 5,555,158 3,943,460
Class C 786,684 714,406
Class H 53,699,538 121,815,021
Distributions reinvested
Class A 14,275 60,450
Class C 10,226 41,968
Class H 56,021 284,261
Cost of shares redeemed
Class A (7,490,879) (2,430,775)
Class C (861,262) (1,080,255)
Class H (62,557,630) (121,237,376)
Net increase (decrease) from capital share transactions (10,787,869) 2,111,160
Net increase (decrease) in net assets (9,027,276) 2,002,631
NET ASSETS:
Beginning of year 28,675,139 26,672,508
End of year $ 19,647,863 $ 28,675,139
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 55,637 39,367
Class C 7,973 7,763
Class H 492,768 1,195,793
Shares issued from reinvestment of distributions
Class A 126 581
Class C 98 436
Class H 493 2,731
Shares redeemed
Class A (75,404) (24,982)
Class C (8,712) (11,857)
Class H (581,488) (1,200,080)
Net increase (decrease) in shares (108,509) 9,752

DOW JONES INDUSTRIAL AVERAGE
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 139
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 99.35 $ 95.64 $ 80.18 $ 86.09 $ 82.82
Income (loss) from investment operations:
Net investment income (loss)
a
0 .48 0 .72 0 .79 0 .52 0 .05
Net gain (loss) on investments (realized and unrealized) 9 .82 4 .74 15 .35 ( 3 .90 )
b
4 .32
c
Total from investment operations 10 .30 5 .46 16 .14 ( 3 .38 ) 4 .37
Less distributions from:
Net investment income ( 0 .25 ) ( 0 .24 ) ( 0 .59 ) ( 0 .47 ) —
Net realized gains ( 0 .18 ) ( 1 .51 ) ( 0 .09 ) ( 2 .06 ) ( 1 .10 )
Total distributions ( 0 .43 ) ( 1 .75 ) ( 0 .68 ) ( 2 .53 ) ( 1 .10 )
Net asset value, end of period $ 109.22 $ 99.35 $ 95.64 $ 80.18 $ 86.09
Total Return
d
10 .35% 5 .62% 20 .22% ( 3 .90 ) % 5 .23%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,184 $ 5,757 $ 4,111 $ 3,749 $ 4,632
Ratios to average net assets:
Net investment income (loss) 0 .45% 0 .72% 0 .93% 0 .65% 0 .05%
Total expenses
e
1 .64% 1 .66% 1 .67% 1 .57% 1 .56%
Net expenses
f
1 .58% 1 .60% 1 .63% 1 .55% 1 .55%
Portfolio turnover rate 145% 327% 140% 414% 240%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 91.85 $ 89.21 $ 75.39 $ 81.70 $ 79.25
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .29 ) ( 0 .02 ) 0 .14 ( 0 .03 ) ( 0 .56 )
Net gain (loss) on investments (realized and unrealized) 9 .06 4 .41 14 .36 ( 3 .75 )
b
4 .11
c
Total from investment operations 8 .77 4 .39 14 .50 ( 3 .78 ) 3 .55
Less distributions from:
Net investment income ( 0 .24 ) ( 0 .24 ) ( 0 .59 ) ( 0 .47 ) —
Net realized gains ( 0 .18 ) ( 1 .51 ) ( 0 .09 ) ( 2 .06 ) ( 1 .10 )
Total distributions ( 0 .42 ) ( 1 .75 ) ( 0 .68 ) ( 2 .53 ) ( 1 .10 )
Net asset value, end of period $ 100.20 $ 91.85 $ 89.21 $ 75.39 $ 81.70
Total Return
d
9 .52% 4 .84% 19 .32% ( 4 .61 ) % 4 .43%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,686 $ 2,521 $ 2,775 $ 2,846 $ 3,001
Ratios to average net assets:
Net investment income (loss) ( 0 .29 ) % ( 0 .02 ) % 0 .17% ( 0 .04 ) % ( 0 .68 ) %
Total expenses
e
2 .39% 2 .41% 2 .42% 2 .32% 2 .32%
Net expenses
f
2 .33% 2 .35% 2 .38% 2 .30% 2 .31%
Portfolio turnover rate 145% 327% 140% 414% 240%

DOW JONES INDUSTRIAL AVERAGE
®
FUND
140 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 99.43 $ 95.73 $ 80.26 $ 86.15 $ 82.88
Income (loss) from investment operations:
Net investment income (loss)
a
0 .52 0 .70 0 .79 0 .60 0 .17
Net gain (loss) on investments (realized and unrealized) 9 .78 4 .75 15 .36 ( 3 .96 )
b
4 .20
c
Total from investment operations 10 .30 5 .45 16 .15 ( 3 .36 ) 4 .37
Less distributions from:
Net investment income ( 0 .24 ) ( 0 .24 ) ( 0 .59 ) ( 0 .47 ) —
Net realized gains ( 0 .18 ) ( 1 .51 ) ( 0 .09 ) ( 2 .06 ) ( 1 .10 )
Total distributions ( 0 .42 ) ( 1 .75 ) ( 0 .68 ) ( 2 .53 ) ( 1 .10 )
Net asset value, end of period $ 109.31 $ 99.43 $ 95.73 $ 80.26 $ 86.15
Total Return 10 .35% 5 .61% 20 .21% ( 3 .87 ) % 5 .23%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 12,778 $ 20,396 $ 19,786 $ 18,713 $ 23,009
Ratios to average net assets:
Net investment income (loss) 0 .49% 0 .71% 0 .93% 0 .74% 0 .19%
Total expenses
e
1 .64% 1 .66% 1 .67% 1 .57% 1 .57%
Net expenses
f
1 .58% 1 .60% 1 .63% 1 .56% 1 .55%
Portfolio turnover rate 145% 327% 140% 414% 240%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
Total return does not reflect the impact of any applicable sales charges.
e
Does not include expenses of the underlying funds in which the Fund invests.
f
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 141
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 72 .9%
INDUSTRIAL - 18 .6%
Curtiss-Wright Corp.
103 $ 70,155
Flex Ltd.*
1,032 67,555
XPO, Inc.*
329 64,007
Woodward, Inc.
167 59,773
ATI, Inc.*
381 55,420
MasTec, Inc.*
172 55,339
nVent Electric plc
453 53,581
Fabrinet*
101 52,674
BWX Technologies, Inc.
257 52,554
Entegris, Inc.
427 50,061
RBC Bearings, Inc.*
89 48,338
ITT, Inc.
241 45,918
Clean Harbors, Inc.*
141 40,429
Graco, Inc.
465 39,362
Lincoln Electric Holdings, Inc.
154 38,358
Carlisle Companies, Inc.
114 38,033
Kratos Defense & Security
Solutions, Inc.*
518 36,524
TD SYNNEX Corp.
210 35,429
Sterling Infrastructure, Inc.*
86 35,025
Regal Rexnord Corp.
186 34,830
Mueller Industries, Inc.
312 34,570
Advanced Energy Industries,
Inc.
106 34,207
Crown Holdings, Inc.
315 31,579
AECOM
363 30,790
Dycom Industries, Inc.*
84 28,461
TTM Technologies, Inc.*
290 28,252
SPX Technologies, Inc.*
140 27,992
Applied Industrial
Technologies, Inc.
105 27,859
Advanced Drainage Systems,
Inc.
201 27,563
Donaldson Company, Inc.
324 27,498
TopBuild Corp.*
78 27,401
CNH Industrial N.V.
2,484 27,324
Saia, Inc.*
75 26,346
Knight-Swift Transportation
Holdings, Inc.
456 26,256
Flowserve Corp.
357 26,243
Oshkosh Corp.
178 26,203
Chart Industries, Inc.*
126 26,050
Toro Co.
274 25,603
Owens Corning
231 24,999
Acuity, Inc.
86 24,099
Littelfuse, Inc.
70 23,754
Crane Co.
137 23,427
Moog, Inc. — Class A
80 23,411
AptarGroup, Inc.
181 22,810
Cognex Corp.
465 22,780
Ryder System, Inc.
111 22,723
Watts Water Technologies,
Inc. — Class A
77 22,352
Tetra Tech, Inc.
732 22,048
Valmont Industries, Inc.
55 21,976
Fluor Corp.*
452 21,086
Arrow Electronics, Inc.*
143 20,508
Kirby Corp.*
152 20,198
Simpson Manufacturing
Company, Inc.
116 19,908
AGCO Corp.
169 19,582
A
A
A SHARES VALUE
COMMON STOCKS - 72.9% (continued)
INDUSTRIAL - 18.6% (continued)
Terex Corp.
319 $ 18,853
Timken Co.
178 17,901
EnerSys
103 17,893
Hexcel Corp.
213 17,238
Middleby Corp.*
130 17,235
GATX Corp.
100 17,074
MSA Safety, Inc.
102 16,723
Eagle Materials, Inc.
88 16,672
GXO Logistics, Inc.*
321 16,644
AeroVironment, Inc.*
89 16,291
AAON, Inc.
190 15,722
Esab Corp.
160 15,466
Landstar System, Inc.
96 15,390
UFP Industries, Inc.
164 15,108
Sonoco Products Co.
277 14,983
Sensata Technologies Holding
plc
409 14,405
Avnet, Inc.
230 14,173
Vontier Corp.
397 14,082
StandardAero, Inc.*
532 13,742
Fortune Brands Innovations,
Inc.
337 13,133
Knife River Corp.*
159 12,982
Louisiana-Pacific Corp.
178 12,949
Belden, Inc.
110 12,631
Novanta, Inc.*
100 11,811
Universal Display Corp.
124 11,366
Trex Company, Inc.*
301 10,962
Vicor Corp.*
64 10,304
Silgan Holdings, Inc.
246 9,545
Avient Corp.
257 9,329
Exponent, Inc.
140 9,135
Graphic Packaging Holding
Co.
828 8,230
Greif, Inc. — Class A
69 4,628
Total Industrial 2,281,823
FINANCIAL - 15 .4%
Annaly Capital Management,
Inc. REIT
2,016 42,638
WP Carey, Inc. REIT
615 41,795
East West Bancorp, Inc.
386 41,209
Jones Lang LaSalle, Inc.*
132 40,170
Reinsurance Group of
America, Inc.
184 37,565
Pinnacle Financial Partners,
Inc.
423 36,437
Omega Healthcare Investors,
Inc. REIT
830 36,371
RenaissanceRe Holdings Ltd.
122 36,262
Gaming and Leisure
Properties, Inc. REIT
794 35,230
Carlyle Group, Inc.
728 35,228
Equity LifeStyle Properties,
Inc. REIT
544 33,957
Fidelity National Financial,
Inc.
716 33,208
Evercore, Inc. — Class A
109 32,538
Stifel Financial Corp.
428 31,638
Webster Financial Corp.
453 31,447
Unum Group
428 31,257
First Horizon Corp.
1,361 30,976

March 31, 2026
142 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 72.9% (continued)
FINANCIAL - 15.4% (continued)
Ally Financial, Inc.
788 $ 30,913
Lamar Advertising
Co. — Class A REIT
244 30,905
Equitable Holdings, Inc.
795 29,502
EastGroup Properties, Inc.
REIT
149 27,578
Wintrust Financial Corp.
188 26,121
SouthState Bank Corp.
278 25,721
American Homes 4
Rent — Class A REIT
915 25,547
Old Republic International
Corp.
639 25,496
Agree Realty Corp. REIT
336 25,327
Brixmor Property Group, Inc.
REIT
861 24,797
American Financial Group,
Inc.
194 24,776
Cullen/Frost Bankers, Inc.
177 24,263
Zions Bancorp North America
414 23,855
American Healthcare REIT,
Inc.
498 23,486
CubeSmart REIT
640 23,456
CareTrust REIT, Inc.
626 22,943
Columbia Banking System,
Inc.
829 22,740
UMB Financial Corp.
200 22,558
Primerica, Inc.
90 22,543
NNN REIT, Inc.
533 22,402
Houlihan Lokey, Inc.
153 21,974
Affiliated Managers Group,
Inc.
79 21,859
First Industrial Realty Trust,
Inc. REIT
372 21,520
Old National Bancorp
973 21,503
Kinsale Capital Group, Inc.
62 21,183
Rexford Industrial Realty, Inc.
REIT
646 21,144
SEI Investments Co.
261 20,481
Western Alliance Bancorp
288 20,405
STAG Industrial, Inc. REIT
536 19,328
Jefferies Financial Group, Inc.
464 19,149
Prosperity Bancshares, Inc.
284 19,079
Commerce Bancshares, Inc.
385 18,942
Voya Financial, Inc.
264 18,037
Janus Henderson Group plc
346 17,774
First American Financial Corp.
286 17,243
Hanover Insurance Group,
Inc.
99 17,162
Corebridge Financial, Inc.
717 17,108
Starwood Property Trust, Inc.
REIT
977 16,824
FNB Corp.
1,003 16,770
Healthcare Realty Trust, Inc.
REIT
979 16,633
Valley National Bancorp
1,344 16,504
United Bankshares, Inc.
392 16,237
MGIC Investment Corp.
616 16,170
Glacier Bancorp, Inc.
361 16,126
Rayonier, Inc. REIT
781 16,104
Essent Group Ltd.
268 15,662
Kite Realty Group Trust REIT
608 14,926
RLI Corp.
258 14,716
A
A
A SHARES VALUE
COMMON STOCKS - 72.9% (continued)
FINANCIAL - 15.4% (continued)
Hancock Whitney Corp.
231 $ 14,689
Home BancShares, Inc.
513 13,815
Sabra Health Care REIT, Inc.
708 13,615
Bank OZK
291 13,354
Selective Insurance Group,
Inc.
169 12,741
SLM Corp.
559 11,968
Associated Banc-Corp
459 11,870
Texas Capital Bancshares,
Inc.*
124 11,765
Federated Hermes, Inc.
207 11,739
Vornado Realty Trust REIT
450 11,696
Hamilton Lane, Inc. — Class
A
115 11,431
Flagstar Bank North America
841 11,076
CNO Financial Group, Inc.
265 10,881
Ryan Specialty Holdings, Inc.
320 10,797
First Financial Bankshares,
Inc.
366 10,779
EPR Properties REIT
214 10,691
Cousins Properties, Inc. REIT
471 10,630
International Bancshares
Corp.
152 10,228
Independence Realty Trust,
Inc. REIT
665 9,902
COPT Defense Properties
REIT
317 9,700
Brighthouse Financial, Inc.*
160 9,581
Kilroy Realty Corp. REIT
306 8,632
National Storage Affiliates
Trust REIT
199 7,510
Park Hotels & Resorts, Inc.
REIT
561 5,907
Total Financial 1,888,415
CONSUMER, NON-CYCLICAL - 11 .0%
United Therapeutics Corp.*
121 71,751
US Foods Holding Corp.*
619 57,078
Illumina, Inc.*
429 52,879
Tenet Healthcare Corp.*
247 46,611
API Group Corp.*
1,077 43,640
Performance Food Group
Co.*
441 37,776
TransUnion
540 37,363
Neurocrine Biosciences, Inc.*
282 37,151
Penumbra, Inc.*
110 36,121
Roivant Sciences Ltd.*
1,266 35,068
Elanco Animal Health, Inc.*
1,395 33,382
Ensign Group, Inc.
162 32,643
Jazz Pharmaceuticals plc*
171 32,328
Service Corporation
International
391 32,261
Exelixis, Inc.*
729 31,267
Coca-Cola Consolidated, Inc.
159 30,487
BioMarin Pharmaceutical,
Inc.*
539 30,448
Medpace Holdings, Inc.*
63 30,252
Darling Ingredients, Inc.*
444 27,461
Encompass Health Corp.
282 27,278
Globus Medical, Inc. — Class
A*
313 26,968
Booz Allen Hamilton Holding
Corp.
338 26,374

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 143
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 72.9% (continued)
CONSUMER, NON-CYCLICAL - 11.0% (continued)
Arrowhead Pharmaceuticals,
Inc.*
393 $ 24,641
Masimo Corp.*
128 22,767
Cytokinetics, Inc.*
343 22,607
Halozyme Therapeutics, Inc.*
330 21,328
Sprouts Farmers Market, Inc.*
273 21,056
HealthEquity, Inc.*
240 20,057
Ingredion, Inc.
177 19,941
UL Solutions, Inc. — Class A
217 18,599
Albertsons Companies,
Inc. — Class A
1,039 17,705
Repligen Corp.*
149 17,555
Celsius Holdings, Inc.*
449 15,931
Chemed Corp.
40 15,110
FTI Consulting, Inc.*
85 15,025
Avantor, Inc.*
1,914 15,006
WEX, Inc.*
96 14,692
Bio-Rad Laboratories,
Inc. — Class A*
51 14,216
Lantheus Holdings, Inc.*
186 14,108
Grand Canyon Education,
Inc.*
78 13,262
Paylocity Holding Corp.*
122 13,181
Brink's Co.
117 12,125
Valvoline, Inc.*
357 12,024
Option Care Health, Inc.*
446 12,006
Envista Holdings Corp.*
460 11,670
Post Holdings, Inc.*
118 11,665
H&R Block, Inc.
356 11,299
Bruker Corp.
311 11,233
Morningstar, Inc.
64 10,819
Graham Holdings
Co. — Class B
10 10,573
elf Beauty, Inc.*
166 10,061
LivaNova plc*
153 9,725
Sotera Health Co.*
654 9,378
Shift4 Payments,
Inc. — Class A*
190 8,309
Marzetti Co.
57 7,885
Haemonetics Corp.*
130 7,327
Euronet Worldwide, Inc.*
110 7,301
Avis Budget Group, Inc.*
47 6,855
Dentsply Sirona, Inc.
560 6,496
BellRing Brands, Inc.*
329 5,294
Boston Beer Company,
Inc. — Class A*
22 5,069
Flowers Foods, Inc.
593 4,833
Pilgrim's Pride Corp.
120 4,531
Coty, Inc. — Class A*
1,037 2,084
Total Consumer, Non-cyclical 1,351,936
CONSUMER, CYCLICAL - 9 .8%
Casey's General Stores, Inc.
104 75,697
Burlington Stores, Inc.*
175 56,941
RB Global, Inc.
521 49,938
Somnigroup International, Inc.
589 43,539
WESCO International, Inc.
137 37,486
Dick's Sporting Goods, Inc.
186 36,882
Toll Brothers, Inc.
266 36,301
BJ's Wholesale Club
Holdings, Inc.*
367 36,120
Watsco, Inc.
98 35,651
A
A
A SHARES VALUE
COMMON STOCKS - 72.9% (continued)
CONSUMER, CYCLICAL - 9.8% (continued)
Five Below, Inc.*
155 $ 35,414
BorgWarner, Inc.
581 31,525
Texas Roadhouse,
Inc. — Class A
186 30,716
Aramark
738 29,919
GameStop Corp. — Class A*
1,157 26,657
Core & Main, Inc. — Class A*
530 26,182
Murphy USA, Inc.
47 23,217
Cava Group, Inc.*
280 22,652
FirstCash Holdings, Inc.
109 20,492
Autoliv, Inc.
193 20,296
American Airlines Group, Inc.*
1,853 19,901
Dutch Bros, Inc. — Class A*
357 18,086
Planet Fitness, Inc. — Class
A*
233 17,331
Wyndham Hotels & Resorts,
Inc.
212 17,221
Lear Corp.
142 17,193
Lithia Motors, Inc. — Class A
68 16,981
Churchill Downs, Inc.
186 16,708
Hyatt Hotels Corp. — Class A
116 16,680
Taylor Morrison Home Corp.*
274 15,958
Ollie's Bargain Outlet
Holdings, Inc.*
172 15,831
VF Corp.
922 15,665
Gap, Inc.
637 15,415
Floor & Decor Holdings,
Inc. — Class A*
302 15,342
AutoNation, Inc.*
73 14,254
Macy's, Inc.
746 13,495
Gentex Corp.
615 13,438
Brunswick Corp.
183 13,315
Boyd Gaming Corp.
162 13,313
Vail Resorts, Inc.
100 12,832
Mattel, Inc.*
872 12,670
Travel + Leisure Co.
181 12,523
Wingstop, Inc.
78 12,088
Alaska Air Group, Inc.*
322 11,843
Thor Industries, Inc.
148 11,824
MSC Industrial Direct
Company, Inc. — Class A
128 11,811
Abercrombie & Fitch
Co. — Class A*
129 11,787
Crocs, Inc.*
141 11,706
Bath & Body Works, Inc.
575 10,735
Warner Music Group
Corp. — Class A
412 10,522
Dolby Laboratories,
Inc. — Class A
171 10,270
Whirlpool Corp.
178 9,598
KB Home
177 9,160
PVH Corp.
129 8,999
Polaris, Inc.
150 8,175
YETI Holdings, Inc.*
218 7,977
Penske Automotive Group,
Inc.
52 7,775
Scotts Miracle-Gro Co.
125 7,601
Visteon Corp.
77 7,015
Harley-Davidson, Inc.
332 6,713
Hilton Grand Vacations, Inc.*
168 6,572
RH*
43 6,012

March 31, 2026
144 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 72.9% (continued)
CONSUMER, CYCLICAL - 9.8% (continued)
Choice Hotels International,
Inc.
58 $ 6,003
Capri Holdings Ltd.*
334 5,885
Goodyear Tire & Rubber Co.*
803 5,324
Columbia Sportswear Co.
71 3,892
Total Consumer, Cyclical 1,209,064
TECHNOLOGY - 6 .5%
Twilio, Inc. — Class A*
426 53,599
Everpure, Inc. — Class A*
880 51,955
MKS, Inc.
189 43,434
MACOM Technology
Solutions Holdings, Inc.*
181 40,195
Okta, Inc.*
476 37,466
Guidewire Software, Inc.*
239 35,745
Lattice Semiconductor Corp.*
384 35,620
CACI International,
Inc. — Class A*
62 33,720
Dynatrace, Inc.*
837 30,952
Nutanix, Inc. — Class A*
759 28,850
Onto Innovation, Inc.*
139 28,505
Docusign, Inc.*
562 26,644
Rambus, Inc.*
302 25,981
Manhattan Associates, Inc.*
168 22,364
SiTime Corp.*
62 21,412
Cirrus Logic, Inc.*
143 20,681
Silicon Laboratories, Inc.*
92 19,150
Genpact Ltd.
445 16,576
Bentley Systems,
Inc. — Class B
418 14,680
Amkor Technology, Inc.
319 14,365
ExlService Holdings, Inc.*
441 13,429
UiPath, Inc. — Class A*
1,202 13,342
KBR, Inc.
356 13,122
Science Applications
International Corp.
127 12,055
Dropbox, Inc. — Class A*
490 11,133
Duolingo, Inc.*
112 11,040
Allegro MicroSystems, Inc.*
348 10,972
Pegasystems, Inc.
256 10,895
Appfolio, Inc. — Class A*
68 10,732
Maximus, Inc.
153 9,807
Commvault Systems, Inc.*
123 9,581
BILL Holdings, Inc.*
247 9,460
Qualys, Inc.*
101 8,873
Doximity, Inc. — Class A*
376 8,761
Kyndryl Holdings, Inc.*
642 8,423
IPG Photonics Corp.*
71 8,136
Parsons Corp.*
149 8,071
Synaptics, Inc.*
109 7,634
Crane NXT Co.
139 5,642
Blackbaud, Inc.*
100 3,861
Concentrix Corp.
123 3,365
Total Technology 800,228
ENERGY - 4 .4%
TechnipFMC plc
1,135 78,463
Nextpower, Inc. — Class A*
417 50,269
Ovintiv, Inc.
779 46,241
Permian Resources
Corp. — Class A
2,078 44,303
DT Midstream, Inc.
285 38,381
A
A
A SHARES VALUE
COMMON STOCKS - 72.9% (continued)
ENERGY - 4.4% (continued)
Antero Resources Corp.*
823 $ 34,928
Range Resources Corp.
665 30,045
HF Sinclair Corp.
439 27,389
Viper Energy, Inc. — Class A
522 24,529
Chord Energy Corp.
160 22,749
Antero Midstream Corp.
929 21,181
Matador Resources Co.
328 20,723
NOV, Inc.
1,012 19,036
Weatherford International plc
201 19,011
Valaris Ltd.*
181 17,745
Murphy Oil Corp.
377 15,551
CNX Resources Corp.*
400 15,420
PBF Energy, Inc. — Class A
233 11,095
Total Energy 537,059
BASIC MATERIALS - 3 .5%
Royal Gold, Inc.
227 57,769
Carpenter Technology Corp.
140 55,181
Alcoa Corp.
727 48,222
Reliance, Inc.
147 44,676
RPM International, Inc.
359 35,685
Hecla Mining Co.
1,881 35,043
Solstice Advanced Materials,
Inc.
445 33,891
Commercial Metals Co.
311 19,105
MP Materials Corp.*
378 18,242
Axalta Coating Systems Ltd.*
599 16,592
NewMarket Corp.
22 14,101
Cleveland-Cliffs, Inc.*
1,601 13,528
Cabot Corp.
147 11,071
Westlake Corp.
94 10,981
Olin Corp.
319 9,484
Ashland, Inc.
128 7,118
Total Basic Materials 430,689
UTILITIES - 2 .5%
Talen Energy Corp.*
128 40,862
Essential Utilities, Inc.
794 31,974
OGE Energy Corp.
577 27,673
National Fuel Gas Co.
267 25,087
UGI Corp.
602 21,925
IDACORP, Inc.
152 21,731
Ormat Technologies, Inc.
171 19,138
Portland General Electric Co.
316 16,675
TXNM Energy, Inc.
275 16,077
Southwest Gas Holdings, Inc.
180 15,642
New Jersey Resources Corp.
283 15,542
Spire, Inc.
166 15,030
Black Hills Corp.
212 14,715
ONE Gas, Inc.
168 14,470
Northwestern Energy Group,
Inc.
172 11,342
Total Utilities 307,883
COMMUNICATIONS - 1 .2%
New York Times Co. — Class
A
453 37,930
Pinterest, Inc. — Class A*
1,643 30,133
InterDigital, Inc.
72 21,744
Maplebear, Inc.*
516 19,329
Chewy, Inc. — Class A*
669 18,063

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 145
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 72.9% (continued)
COMMUNICATIONS - 1.2% (continued)
Nexstar Media Group,
Inc. — Class A
80 $ 14,466
Hims & Hers Health, Inc.*
585 12,145
Total Communications 153,810
Total Common Stocks
(Cost $6,363,208) 8,960,907
MUTUAL FUNDS - 9 .2%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
88,750 891,942
Guggenheim Strategy Fund II
a
9,844 243,531
Total Mutual Funds
(Cost $1,123,599) 1,135,473
A
A
A SHARES VALUE
MONEY MARKET FUNDS
b
- 0 .7%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
90,395 $ 90,395
Total Money Market Funds
(Cost $90,395) 90,395
FACE
AMOUNT
REPURCHASE AGREEMENTS
e
- 8 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 552,836 552,836
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 502,405 502,405
Total Repurchase Agreements
(Cost $1,055,241) 1,055,241
Total Investments - 91.4%
(Cost $8,632,443) $ 11,242,016
Other Assets & Liabilities, net - 8.6% 1,054,417
Total Net Assets - 100.0% $ 12,296,433
*
Non-income producing security.
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Equity Futures Contracts Purchased
S&P MidCap 400 Index Mini Futures Contracts 15 Jun 2026 $ 5,097,150 $ 15,050
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Goldman Sachs
International
S&P MidCap 400
Index Pay
4.24% (Federal
Funds Rate +
0.60%) At Maturity 06/15/26 370 $ 1,248,705 $ (12,164)
Barclays Bank
plc
S&P MidCap 400
Index Pay
4.53% (SOFR +
0.85%) At Maturity 06/16/26 401 1,352,355 (15,229)

March 31, 2026
146 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(continued)
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
BNP Paribas
S&P MidCap 400
Index Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 523 $ 1,764,963 $ (21,242)
$ 4,366,023 $ (48,635)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 8,960,907 $ — $ — $ 8,960,907
Mutual Funds 1,135,473 — — 1,135,473
Money Market Funds 90,395 — — 90,395
Repurchase Agreements — 1,055,241 — 1,055,241
Equity Futures Contracts
a
15,050 — — 15,050
Total Assets $ 10,201,825 $ 1,055,241 $ — $ 11,257,066
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 48,635 $ — $ 48,635
a
Reported as unrealized appreciation/depreciation at period end.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 147
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 890,167 $ — $ — $ — $ 1,775 $ 891,942 88,750 $ 38,799
Guggenheim Strategy
Fund II 244,712 — — — (1,181) 243,531 9,844 12,585
$ 1,134,879 $ — $ — $ — $ 594 $ 1,135,473 $ 51,384

148 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $6,453,603) $ 9,051,302
Investments in affiliated issuers, at value (cost $1,123,599) 1,135,473
Repurchase agreements, at value (cost $1,055,241) 1,055,241
Segregated cash due from broker 971,502
Receivables:
Variation margin on futures contracts 145,650
Dividends 8,537
Interest 4,655
Fund shares sold 1,700
Total assets 12,374,060
LIABILITIES:
Unrealized depreciation on OTC swap agreements 48,635
Due to custodian 200
Payable for:
Investment advisory fees 8,203
Transfer agent fees 5,365
Registration fees 4,161
Distribution and service fees 2,859
Fund accounting 1,656
Trustees’ fees and expenses* 643
Fund shares redeemed 6
Other liabilities 5,899
Total liabilities
77,627
NET ASSETS $ 12,296,433
NET ASSETS CONSIST OF:
Paid-in capital $ 9,467,333
Total distributable earnings (loss) 2,829,100
Net assets $ 12,296,433
Class A:
Net assets $ 3,671,674
Capital shares outstanding 26,061
Net asset value per share $ 140 .89
Maximum offering price per share (Net asset value divided by 95.25%) $ 147 .92
Class C:
Net assets $ 376,549
Capital shares outstanding 3,376
Net asset value per share $ 111 .53
Class H:
Net assets $ 8,248,210
Capital shares outstanding 58,274
Net asset value per share $ 141 .54
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 149
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $114)
$ 125,857
Dividends from securities of affiliated issuers 51,384
Interest from securities of unaffiliated issuers
78,294
Income from securities lending, net 69
Total investment income 255,604
EXPENSES:
Investment advisory fees 109,743
Distribution and service fees:
Class A 8,548
Class C 3,117
Class H 21,157
Transfer agent fees:
Class A 6,933
Class C 631
Class H 17,113
Registration and filing fees 12,424
Fund accounting fees 11,715
Administration fees 6,524
Professional fees 6,104
Interest expense 4,193
Custodian fees 1,836
Trustees’ fees and expenses* 1,688
Miscellaneous 6,801
Total expenses 218,527
Less:
Expenses reimbursed by Adviser (12,193)
Expenses waived by Adviser (2,233)
Total waived/reimbursed expenses (14,426)
Net expenses 204,101
Net investment income 51,503
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 808,849
Swap agreements 607,846
Futures contracts 113,223
Net realized gain 1,529,918
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 401,090
Investments in affiliated issuers 594
Swap agreements 184,137
Futures contracts 25,242
Net change in unrealized appreciation (depreciation) 611,063
Net realized and unrealized gain 2,140,981
Net increase in net assets resulting from operations $ 2,192,484
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

150 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 51,503 $ 88,886
Net realized gain (loss) on investments 1,529,918 (2,026)
Net change in unrealized appreciation (depreciation) on investments 611,063 (1,031,117)
Net increase (decrease) in net assets resulting from operations 2,192,484 (944,257)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (22,063) (22,755)
Class C (2,959) (3,515)
Class H (63,864) (78,204)
Total distributions to shareholders (88,886) (104,474)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 756,702 890,937
Class C 140,041 276,211
Class H 15,594,475 31,074,590
Distributions reinvested
Class A 21,707 22,729
Class C 2,959 3,106
Class H 63,384 76,993
Cost of shares redeemed
Class A (1,076,618) (1,170,454)
Class C (53,429) (207,027)
Class H (16,667,271) (32,196,305)
Net decrease from capital share transactions (1,218,050) (1,229,220)
Net increase (decrease) in net assets 885,548 (2,277,951)
NET ASSETS:
Beginning of year 11,410,885 13,688,836
End of year $ 12,296,433 $ 11,410,885
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 5,321 6,760
Class C 1,259 2,655
Class H 116,349 232,970
Shares issued from reinvestment of distributions
Class A 157 159
Class C 27 27
Class H 455 536
Shares redeemed
Class A (7,922) (9,106)
Class C (509) (2,033)
Class H (124,186) (239,921)
Net decrease in shares (9,049) (7,953)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 151
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 118.20 $ 130.78 $ 100.88 $ 115.54 $ 131.92
Income (loss) from investment operations:
Net investment income (loss)
a
0 .60 0 .86 0 .96 0 .41 ( 0 .72 )
Net gain (loss) on investments (realized and unrealized) 23 .10 ( 12 .49 ) 29 .35 ( 15 .07 ) 6 .46
Total from investment operations 23 .70 ( 11 .63 ) 30 .31 ( 14 .66 ) 5 .74
Less distributions from:
Net investment income ( 1 .01 ) ( 0 .95 ) ( 0 .41 ) — —
Net realized gains — — — — ( 22 .12 )
Total distributions ( 1 .01 ) ( 0 .95 ) ( 0 .41 ) — ( 22 .12 )
Net asset value, end of period $ 140.89 $ 118.20 $ 130.78 $ 100.88 $ 115.54
Total Return
b
20 .07% ( 9 .02 ) % ( 30 .15 ) % ( 12 .69 ) % 3 .49%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,672 $ 3,369 $ 4,014 $ 3,736 $ 4,017
Ratios to average net assets:
Net investment income (loss) 0 .45% 0 .67% 0 .90% 0 .41% ( 0 .54 ) %
Total expenses
c
1 .77% 1 .77% 1 .78% 1 .70% 1 .66%
Net expenses
d
1 .66% 1 .65% 1 .68% 1 .65% 1 .65%
Portfolio turnover rate 15% 94% 57% 44% 159%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 94.44 $ 105.47 $ 82.02 $ 94.68 $ 112.55
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .33 ) ( 0 .10 ) 0 .15 ( 0 .34 ) ( 1 .48 )
Net gain (loss) on investments (realized and unrealized) 18 .43 ( 9 .98 ) 23 .71 ( 12 .32 ) 5 .73
Total from investment operations 18 .10 ( 10 .08 ) 23 .86 ( 12 .66 ) 4 .25
Less distributions from:
Net investment income ( 1 .01 ) ( 0 .95 ) ( 0 .41 ) — —
Net realized gains — — — — ( 22 .12 )
Total distributions ( 1 .01 ) ( 0 .95 ) ( 0 .41 ) — ( 22 .12 )
Net asset value, end of period $ 111.53 $ 94.44 $ 105.47 $ 82.02 $ 94.68
Total Return
b
19 .17% ( 9 .70 ) % 29 .20% ( 13 .37 ) % 2 .71%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 377 $ 245 $ 206 $ 113 $ 231
Ratios to average net assets:
Net investment income (loss) ( 0 .31 ) % ( 0 .09 ) % 0 .17% ( 0 .42 ) % ( 1 .31 ) %
Total expenses
c
2 .52% 2 .53% 2 .54% 2 .45% 2 .41%
Net expenses
d
2 .40% 2 .41% 2 .44% 2 .40% 2 .39%
Portfolio turnover rate 15% 94% 57% 44% 159%

152 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
MID-CAP 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 118.74 $ 131.39 $ 101.34 $ 116.07 $ 132.43
Income (loss) from investment operations:
Net investment income (loss)
a
0 .59 0 .87 0 .98 0 .36 ( 0 .76 )
Net gain (loss) on investments (realized and unrealized) 23 .22 ( 12 .57 ) 29 .48 ( 15 .09 ) 6 .52
Total from investment operations 23 .81 ( 11 .70 ) 30 .46 ( 14 .73 ) 5 .76
Less distributions from:
Net investment income ( 1 .01 ) ( 0 .95 ) ( 0 .41 ) — —
Net realized gains — — — — ( 22 .12 )
Total distributions ( 1 .01 ) ( 0 .95 ) ( 0 .41 ) — ( 22 .12 )
Net asset value, end of period $ 141.54 $ 118.74 $ 131.39 $ 101.34 $ 116.07
Total Return 20 .07% ( 9 .03 ) % 30 .16% ( 12 .69 ) % 3 .49%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 8,248 $ 7,796 $ 9,469 $ 6,917 $ 10,327
Ratios to average net assets:
Net investment income (loss) 0 .44% 0 .66% 0 .92% 0 .36% ( 0 .57 ) %
Total expenses
c
1 .77% 1 .77% 1 .79% 1 .70% 1 .66%
Net expenses
d
1 .65% 1 .66% 1 .68% 1 .65% 1 .65%
Portfolio turnover rate 15% 94% 57% 44% 159%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 153
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 28 .7%
Guggenheim Strategy Fund II
a
1,417 $ 35,053
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
3,141 31,562
Total Mutual Funds
(Cost $66,045) 66,615
MONEY MARKET FUNDS
b
- 2 .2%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
5,012 5,012
Total Money Market Funds
(Cost $5,012) 5,012
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
e
- 46 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 56,668 $ 56,668
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 51,498 51,498
Total Repurchase Agreements
(Cost $108,166) 108,166
Total Investments - 77.5%
(Cost $179,223) $ 179,793
Other Assets & Liabilities, net - 22.5% 52,108
Total Net Assets - 100.0% $ 231,901
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Barclays Bank
plc
State Street
SPDR
Bloomberg High
Yield Bond ETF Receive
4.23% (SOFR +
0.55%) At Maturity 06/10/26 19 $ 65,785 $ 737
BNP Paribas
iShares iBoxx
$ High Yield
Corporate Bond
ETF Receive
3.79% (Federal
Funds Rate +
0.15%) At Maturity 04/28/26 20 66,039 736
Goldman Sachs
International
iShares iBoxx
$ High Yield
Corporate Bond
ETF Receive
3.94% (Federal
Funds Rate +
0.30%) At Maturity 06/10/26 30 101,932 (70)
$ 233,756 $ 1,403
a
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

March 31, 2026
154 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 66,615 $ — $ — $ 66,615
Money Market Funds 5,012 — — 5,012
Repurchase Agreements — 108,166 — 108,166
Equity Index Swap Agreements
a
— 1,473 — 1,473
Total Assets $ 71,627 $ 109,639 $ — $ 181,266
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 70 $ — $ 70
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 50,217 $ — $ (15,000) $ 121 $ (285) $ 35,053 1,417 $ 2,198
Guggenheim Ultra
Short Duration Fund —
Institutional Class 46,439 — (15,000) 253 (130) 31,562 3,141 1,687
$ 96,656 $ — $ (30,000) $ 374 $ (415) $ 66,615 $ 3,885

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 155
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE MID-CAP STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,012) $ 5,012
Investments in affiliated issuers, at value (cost $66,045) 66,615
Repurchase agreements, at value (cost $108,166) 108,166
Segregated cash due from broker 60,598
Unrealized appreciation on OTC swap agreements 1,473
Receivables:
Interest 286
Fund shares sold 125
Total assets 242,275
LIABILITIES:
Unrealized depreciation on OTC swap agreements 70
Payable for:
Fund shares redeemed 4,936
Registration fees 2,042
Professional fees 897
Printing fees 738
Transfer agent fees 681
Trustees’ fees and expenses* 235
Investment advisory fees 132
Distribution and service fees 44
Fund accounting 26
Other liabilities 573
Total liabilities
10,374
NET ASSETS $ 231,901
NET ASSETS CONSIST OF:
Paid-in capital $ 9,357,500
Total distributable earnings (loss) (9,125,599)
Net assets $ 231,901
Class A:
Net assets $ 10,429
Capital shares outstanding 350
Net asset value per share $ 29 .84
Maximum offering price per share (Net asset value divided by 95.25%) $ 31 .33
Class C:
Net assets $ 109
Capital shares outstanding 5
Net asset value per share $ 23 .89
Class H:
Net assets $ 221,363
Capital shares outstanding 7,168
Net asset value per share $ 30 .88
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

156 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE MID-CAP STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 10
Dividends from securities of affiliated issuers 3,885
Interest from securities of unaffiliated issuers
197,361
Total investment income 201,256
EXPENSES:
Investment advisory fees 43,383
Distribution and service fees:
Class A 34
Class C 20
Class H 12,011
Transfer agent fees:
Class A 29
Class C 5
Class H 9,148
Registration and filing fees 4,637
Fund accounting fees 4,466
Administration fees 2,880
Professional fees 1,773
Custodian fees 1,138
Trustees’ fees and expenses* 800
Interest expense 19
Miscellaneous 3,054
Total expenses 83,397
Less:
Expenses reimbursed by Adviser (4,820)
Expenses waived by Adviser (98)
Total waived/reimbursed expenses (4,918)
Net expenses 78,479
Net investment income 122,777
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 101
Investments in affiliated issuers 374
Swap agreements (1,848,566)
Futures contracts (1,059,475)
Net realized loss (2,907,566)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers (415)
Swap agreements (2,676)
Net change in unrealized appreciation (depreciation) (3,091)
Net realized and unrealized loss (2,910,657)
Net decrease in net assets resulting from operations $ (2,787,880)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 157
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE MID-CAP STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 122,777 $ 13,303
Net realized gain (loss) on investments (2,907,566) 55,350
Net change in unrealized appreciation (depreciation) on investments (3,091) 18,389
Net increase (decrease) in net assets resulting from operations (2,787,880) 87,042
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (2,240) (4,006)
Class C (28) (644)
Class H (99,551) (30,749)
Total distributions to shareholders (101,819) (35,399)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 23,842 486,117
Class C — 380,462
Class H 168,969,824 3,771,347
Distributions reinvested
Class A 2,240 4,006
Class C 28 644
Class H 99,551 30,749
Cost of shares redeemed
Class A (35,750) (546,389)
Class C (3,034) (405,685)
Class H (166,132,635) (4,140,131)
Net increase (decrease) from capital share transactions 2,924,066 (418,880)
Net increase (decrease) in net assets 34,367 (367,237)
NET ASSETS:
Beginning of year 197,534 564,771
End of year $ 231,901 $ 197,534
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 561 12,446
Class C — 11,881
Class H 4,244,159 77,603
Shares issued from reinvestment of distributions
Class A 73 107
Class C 1 21
Class H 3,148 823
Shares redeemed
Class A (872) (12,975)
Class C (92) (11,808)
Class H (4,244,110) (85,221)
Net increase (decrease) in shares 2,868 (7,123)

158 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE MID-CAP STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 42.60 $ 47.91 $ 59.40 $ 57.57 $ 63.60
Income (loss) from investment operations:
Net investment income (loss)
a
2 .35 1 .21 2 .02 0 .90 ( 0 .75 )
Net gain (loss) on investments (realized and unrealized) ( 7 .03 ) 1 .98 ( 9 .45 ) 0 .93
b
( 5 .28 )
Total from investment operations ( 4 .68 ) 3 .19 ( 7 .43 ) 1 .83 ( 6 .03 )
Less distributions from:
Net investment income ( 8 .08 ) ( 8 .50 ) ( 4 .06 ) — —
Total distributions ( 8 .08 ) ( 8 .50 ) ( 4 .06 ) — —
Net asset value, end of period $ 29.84 $ 42.60 $ 47.91 $ 59.40 $ 57.57
Total Return
c
( 11 .44 ) % 9 .15% ( 13 .31 ) % 3 .18% ( 9 .48 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 10 $ 25 $ 48 $ 58 $ 61
Ratios to average net assets:
Net investment income (loss) 6 .28% 2 .87% 3 .52% 1 .48% ( 1 .25 ) %
Total expenses
d
1 .95% 1 .79% 1 .73% 1 .66% 1 .66%
Net expenses
e
1 .80% 1 .67% 1 .64% 1 .61% 1 .63%
Portfolio turnover rate — — — — 24%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 35.91 $ 41.44 $ 51.61 $ 50.06 $ 55.65
Income (loss) from investment operations:
Net investment income (loss)
a
1 .85 0 .59 1 .67 ( 0 .54 ) ( 1 .10 )
Net gain (loss) on investments (realized and unrealized) ( 5 .79 ) 2 .38 ( 7 .78 ) 2 .09
b
( 4 .49 )
Total from investment operations ( 3 .94 ) 2 .97 ( 6 .11 ) 1 .55 ( 5 .59 )
Less distributions from:
Net investment income ( 8 .08 ) ( 8 .50 ) ( 4 .06 ) — —
Total distributions ( 8 .08 ) ( 8 .50 ) ( 4 .06 ) — —
Net asset value, end of period $ 23.89 $ 35.91 $ 41.44 $ 51.61 $ 50.06
Total Return
c
( 11 .43 ) % 10 .23% ( 12 .73 ) % 3 .10% ( 10 .04 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ —
f
$ 3 $ —
f
$ —
f
$ —
f
Ratios to average net assets:
Net investment income (loss) 5 .55% 1 .79% 3 .97% ( 0 .94 ) % ( 2 .11 ) %
Total expenses
d
2 .51% 2 .55% 1 .59% 2 .39% 2 .39%
Net expenses
e
2 .34% 2 .44% 1 .59% 2 .39% 2 .39%
Portfolio turnover
rate
— — — — 24%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 159
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE MID-CAP STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 42.57 $ 47.96 $ 59.44 $ 57.62 $ 63.65
Income (loss) from investment operations:
Net investment income (loss)
a
1 .00 1 .62 2 .08 0 .81 ( 0 .84 )
Net gain (loss) on investments (realized and unrealized) ( 4 .61 ) 1 .49 ( 9 .50 ) 1 .01
b
( 5 .19 )
Total from investment operations ( 3 .61 ) 3 .11 ( 7 .42 ) 1 .82 ( 6 .03 )
Less distributions from:
Net investment income ( 8 .08 ) ( 8 .50 ) ( 4 .06 ) — —
Total distributions ( 8 .08 ) ( 8 .50 ) ( 4 .06 ) — —
Net asset value, end of period $ 30.88 $ 42.57 $ 47.96 $ 59.44 $ 57.62
Total Return ( 8 .93 ) % 8 .94% ( 13 .30 ) % 3 .16% ( 9 .47 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 221 $ 169 $ 516 $ 2,589 $ 291
Ratios to average net assets:
Net investment income (loss) 2 .53% 3 .43% 3 .54% 1 .32% ( 1 .40 ) %
Total expenses
d
1 .73% 1 .77% 1 .71% 1 .71% 1 .66%
Net expenses
e
1 .63% 1 .64% 1 .64% 1 .67% 1 .64%
Portfolio turnover rate — — — — 24%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
Less than $1,000 in Net Assets.

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
160 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 78 .8%
TECHNOLOGY - 37 .2%
NVIDIA Corp.
319,955 $ 55,800,152
Apple, Inc.
193,304 49,058,622
Microsoft Corp.
97,772 36,192,261
Broadcom, Inc.
62,428 19,322,090
Micron Technology, Inc.
40,912 13,821,710
Palantir Technologies,
Inc. — Class A*
83,294 12,184,246
Advanced Micro Devices,
Inc.*
59,264 12,056,076
Applied Materials, Inc.
28,847 9,859,616
Lam Research Corp.
45,392 9,698,455
Intel Corp.*
181,566 8,012,508
KLA Corp.
4,764 7,014,561
Texas Instruments, Inc.
32,989 6,404,485
Analog Devices, Inc.
17,746 5,645,713
QUALCOMM, Inc.
38,785 4,994,732
Intuit, Inc.
10,052 4,346,284
ASML Holding N.V.
3,195 4,220,052
Adobe, Inc.*
14,817 3,601,716
Crowdstrike Holdings,
Inc. — Class A*
9,164 3,577,717
Western Digital Corp.
a
12,324 3,333,519
Marvell Technology, Inc.
31,667 3,136,616
Seagate Technology Holdings
plc
7,927 3,105,482
Cadence Design Systems,
Inc.*
10,036 2,788,703
Synopsys, Inc.*
6,963 2,760,690
Fortinet, Inc.*
26,895 2,197,859
Monolithic Power Systems,
Inc.
1,785 1,951,630
Electronic Arts, Inc.
9,097 1,854,605
Autodesk, Inc.*
7,705 1,844,577
NXP Semiconductors N.V.
9,185 1,808,159
Strategy, Inc. — Class A*
,a
11,418 1,424,966
Datadog, Inc. — Class A*
11,940 1,409,517
Take-Two Interactive
Software, Inc.*
6,731 1,329,373
Roper Technologies, Inc.
3,741 1,323,790
Microchip Technology, Inc.
19,670 1,270,879
Paychex, Inc.
13,048 1,201,982
Cognizant Technology
Solutions Corp. — Class A
17,384 1,066,509
Workday, Inc. — Class A*
7,742 1,005,841
Zscaler, Inc.*
5,844 819,855
ARM Holdings plc ADR*
5,076 767,897
Atlassian Corp. — Class A*
6,165 420,761
Total Technology 302,634,206
COMMUNICATIONS - 20 .4%
Amazon.com, Inc.*
141,345 29,437,923
Meta Platforms,
Inc. — Class A
38,834 22,218,096
Alphabet, Inc. — Class A
76,657 22,043,487
Alphabet, Inc. — Class C
71,601 20,539,463
Netflix, Inc.*
153,474 14,756,525
Cisco Systems, Inc.
143,577 11,140,139
T-Mobile US, Inc.
40,052 8,412,122
Shopify, Inc. — Class A*
44,566 5,286,419
Booking Holdings, Inc.
1,151 4,846,078
Palo Alto Networks, Inc.*
29,661 4,755,252
AppLovin Corp. — Class A*
11,162 4,442,476
A
A
A SHARES VALUE
COMMON STOCKS - 78.8% (continued)
COMMUNICATIONS - 20.4% (continued)
Comcast Corp. — Class A
130,436 $ 3,744,818
MercadoLibre, Inc.*
1,842 3,184,855
PDD Holdings, Inc. ADR*
24,279 2,480,828
Warner Bros Discovery, Inc.*
90,144 2,475,354
DoorDash, Inc. — Class A*
14,902 2,237,535
Airbnb, Inc. — Class A*
15,397 1,944,333
Thomson Reuters Corp.
16,170 1,454,977
Charter Communications,
Inc. — Class A*
,a
4,603 993,696
Total Communications 166,394,376
CONSUMER, CYCLICAL - 9 .8%
Tesla, Inc.*
65,717 24,430,295
Walmart, Inc.
177,649 22,078,218
Costco Wholesale Corp.
16,134 16,076,402
Starbucks Corp.
41,412 3,710,101
Marriott International,
Inc. — Class A
9,632 3,150,338
O'Reilly Automotive, Inc.*
30,478 2,813,424
Ross Stores, Inc.
11,757 2,546,919
PACCAR, Inc.
19,116 2,207,898
Fastenal Co.
41,741 1,936,782
Copart, Inc.*
35,187 1,168,208
Total Consumer, Cyclical 80,118,585
CONSUMER, NON-CYCLICAL - 7 .1%
PepsiCo, Inc.
49,677 7,714,341
Amgen, Inc.
19,594 6,894,149
Gilead Sciences, Inc.
45,125 6,289,071
Intuitive Surgical, Inc.*
12,908 5,950,459
Vertex Pharmaceuticals, Inc.*
9,234 4,123,350
Automatic Data Processing,
Inc.
14,636 2,973,743
Regeneron Pharmaceuticals,
Inc.
3,777 2,918,261
Mondelez International,
Inc. — Class A
46,595 2,685,736
Monster Beverage Corp.*
35,559 2,576,605
Cintas Corp.
14,536 2,458,619
IDEXX Laboratories, Inc.*
2,894 1,626,110
Alnylam Pharmaceuticals,
Inc.*
4,820 1,594,793
PayPal Holdings, Inc.
33,465 1,513,622
Coca-Cola Europacific
Partners plc
16,655 1,510,109
Keurig Dr Pepper, Inc.
49,387 1,300,360
Insmed, Inc.*
7,835 1,281,179
GE HealthCare Technologies,
Inc.
16,566 1,179,168
Kraft Heinz Co.
43,029 967,722
Verisk Analytics, Inc. — Class
A
5,014 951,407
Dexcom, Inc.*
13,990 878,572
Total Consumer, Non-cyclical 57,387,376
INDUSTRIAL - 1 .5%
Honeywell International, Inc.
23,107 5,222,875
CSX Corp.
67,594 2,774,734
Ferrovial SE
26,152 1,701,188
Old Dominion Freight Line,
Inc.
7,576 1,480,350
Axon Enterprise, Inc.*
2,922 1,240,944
Total Industrial 12,420,091

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 161
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 78.8% (continued)
UTILITIES - 1 .2%
Constellation Energy Corp.
13,158 $ 3,674,371
American Electric Power
Company, Inc.
19,660 2,577,033
Exelon Corp.
37,182 1,822,662
Xcel Energy, Inc.
22,678 1,801,540
Total Utilities 9,875,606
BASIC MATERIALS - 1 .0%
Linde plc
16,844 8,350,581
ENERGY - 0 .5%
Baker Hughes Co.
35,922 2,193,038
Diamondback Energy, Inc.
10,253 2,027,941
Total Energy 4,220,979
FINANCIAL - 0 .1%
CoStar Group, Inc.*
15,259 615,548
Total Common Stocks
(Cost $557,306,964) 642,017,348
MUTUAL FUNDS - 0 .7%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
301,467 3,029,747
Guggenheim Strategy Fund II
b
115,431 2,855,774
Total Mutual Funds
(Cost $5,770,077) 5,885,521
MONEY MARKET FUNDS
c
- 1 .7%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
14,095,941 14,095,941
Total Money Market Funds
(Cost $14,095,941) 14,095,941
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 10 .9%
U.S. Treasury Bills
3.62% due 05/21/26
e,f
$ 44,000,000 $ 43,778,289
3.61% due 04/02/26
f
15,000,000 14,998,498
3.54% due 04/09/26
e,f
15,000,000 14,987,965
3.63% due 06/16/26
e,f
11,000,000 10,916,327
3.65% due 04/16/26
f
4,000,000 3,993,938
Total U.S. Treasury Bills
(Cost $88,677,855) 88,675,017
REPURCHASE AGREEMENTS
g
- 1 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 6,992,218 6,992,218
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 6,354,373 6,354,373
Total Repurchase Agreements
(Cost $13,346,591) 13,346,591
FEDERAL AGENCY DISCOUNT NOTES - 1 .4%
Federal Farm Credit Bank
3.64% due 04/09/26
f
11,000,000 10,990,128
Total Federal Agency Discount Notes
(Cost $10,991,114) 10,990,128
Total Investments - 95.1%
(Cost $690,188,542) $ 775,010,546
Other Assets & Liabilities, net - 4.9% 39,455,233
Total Net Assets - 100.0% $ 814,465,779
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Rate indicated is the effective yield at the time of purchase.
g
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
162 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts 975 Jun 2026 $ 466,318,125 $ (16,509,319)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Barclays Bank
plc
NASDAQ-100
Index Pay
4.68% (SOFR +
0.10%) At Maturity 06/16/26 3,038 $ 72,117,719 $ (1,336,149)
Goldman Sachs
International
NASDAQ-100
Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 7,598 180,372,418 (3,475,160)
BNP Paribas
NASDAQ-100
Index Pay
4.54% (Federal
Funds Rate +
0.90%) At Maturity 06/10/26 11,435 271,462,355 (3,786,235)
$ 523,952,492 $ (8,597,544)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 642,017,348 $ — $ — $ 642,017,348
Mutual Funds 5,885,521 — — 5,885,521
Money Market Funds 14,095,941 — — 14,095,941
U.S. Treasury Bills — 88,675,017 — 88,675,017
Repurchase Agreements — 13,346,591 — 13,346,591
Federal Agency Discount Notes — 10,990,128 — 10,990,128
Total Assets $ 661,998,810 $ 113,011,736 $ — $ 775,010,546
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 16,509,319 $ — $ — $ 16,509,319
Equity Index Swap Agreements
a
— 8,597,544 — 8,597,544
Total Liabilities $ 16,509,319 $ 8,597,544 $ — $ 25,106,863

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 163
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 3,023,718 $ — $ — $ — $ 6,029 $ 3,029,747 301,467 $ 131,793
Guggenheim Strategy
Fund II 2,869,626 — — — (13,852) 2,855,774 115,431 147,577
$ 5,893,344 $ — $ — $ — $ (7,823) $ 5,885,521 $ 279,370

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
164 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value - including $2,398,959 of securities loaned (cost
$671,071,874) $ 755,778,434
Investments in affiliated issuers, at value (cost $5,770,077) 5,885,521
Repurchase agreements, at value (cost $13,346,591) 13,346,591
Segregated cash due from broker 68,757,623
Receivables:
Variation margin on futures contracts 15,558,444
Fund shares sold 1,446,848
Due from Investment Adviser 261,920
Dividends 155,479
Interest 39,541
Foreign tax reclaims 3,294
Securities lending income 404
Total assets 861,234,099
LIABILITIES:
Unrealized depreciation on OTC swap agreements 8,597,544
Due to custodian 2,408,700
Payable for:
Investments purchased 30,057,314
Fund shares redeemed 3,704,225
Investment advisory fees 559,559
Transfer agent fees 345,923
Distribution and service fees 176,035
Fund accounting 110,043
Trustees’ fees and expenses* 42,097
Other liabilities 766,880
Total liabilities
46,768,320
NET ASSETS $ 814,465,779
NET ASSETS CONSIST OF:
Paid-in capital $ 850,264,717
Total distributable earnings (loss) (35,798,938)
Net assets $ 814,465,779
Class A:
Net assets $ 9,268,147
Capital shares outstanding 21,248
Net asset value per share $ 436 .21
Maximum offering price per share (Net asset value divided by 95.25%) $ 457 .96
Class C:
Net assets $ 1,512,663
Capital shares outstanding 4,076
Net asset value per share $ 371 .05
Class H:
Net assets $ 803,684,969
Capital shares outstanding 1,766,425
Net asset value per share $ 454 .98
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 165
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $12,276)
$ 4,527,959
Dividends from securities of affiliated issuers 279,370
Interest from securities of unaffiliated issuers
4,859,457
Income from securities lending, net 1,135
Total investment income 9,667,921
EXPENSES:
Investment advisory fees 7,193,178
Distribution and service fees:
Class A 23,197
Class C 20,831
Class H 1,969,699
Transfer agent fees:
Class A 18,603
Class C 4,128
Class H 1,556,872
Registration and filing fees 796,001
Interest expense 717,541
Fund accounting fees 577,581
Administration fees 426,946
Professional fees 379,814
Custodian fees 134,797
Trustees’ fees and expenses* 112,346
Line of credit fees 551
Miscellaneous 764,554
Total expenses 14,696,639
Less:
Expenses reimbursed by Adviser (3,960,818)
Expenses waived by Adviser (228,176)
Total waived/reimbursed expenses (4,188,994)
Net expenses 10,507,645
Net investment loss (839,724)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 75,923,671
Swap agreements 119,066,849
Futures contracts 49,695,425
Net realized gain 244,685,945
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 56,359,544
Investments in affiliated issuers (7,823)
Swap agreements 291,771
Futures contracts (12,273,700)
Net change in unrealized appreciation (depreciation) 44,369,792
Net realized and unrealized gain 289,055,737
Net increase in net assets resulting from operations $ 288,216,013
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
166 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss) $ (839,724) $ 2,486,968
Net realized gain on investments 244,685,945 74,740,826
Net change in unrealized appreciation (depreciation) on investments 44,369,792 (148,348,801)
Net increase (decrease) in net assets resulting from operations 288,216,013 (71,121,007)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (2,806,302) (1,883,172)
Class C (614,084) (457,837)
Class H (110,566,175) (71,272,450)
Total distributions to shareholders (113,986,561) (73,613,459)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 8,696,891 8,288,204
Class C 1,274,264 1,778,829
Class H 6,158,883,251 7,640,922,633
Distributions reinvested
Class A 2,535,003 1,827,807
Class C 453,832 387,048
Class H 110,477,741 71,235,810
Cost of shares redeemed
Class A (8,696,680) (9,143,336)
Class C (1,814,560) (2,019,721)
Class H (5,942,968,806) (7,905,285,093)
Net increase (decrease) from capital share transactions 328,840,936 (192,007,819)
Net increase (decrease) in net assets 503,070,388 (336,742,285)
NET ASSETS:
Beginning of year 311,395,391 648,137,676
End of year $ 814,465,779 $ 311,395,391
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 16,897 15,238
Class C 2,650 3,697
Class H 11,760,701 13,988,627
Shares issued from reinvestment of distributions
Class A 5,092 3,368
Class C 1,069 794
Class H 212,739 127,239
Shares redeemed
Class A (17,121) (16,663)
Class C (3,456) (4,396)
Class H (10,903,731) (14,645,505)
Net increase (decrease) in shares 1,074,840 (527,601)

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 167
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 421.60 $ 508.07 $ 298.90 $ 429.31 $ 355.42
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .19 ) 2 .41 1 .04 0 .32 ( 3 .11 )
Net gain (loss) on investments (realized and unrealized) 196 .62 44 .25
b
224 .62 ( 130 .73 ) 88 .53
Total from investment operations 196 .43 46 .66 225 .66 ( 130 .41 ) 85 .42
Less distributions from:
Net investment income ( 0 .02 ) ( 1 .60 ) ( 0 .60 ) — —
Net realized gains ( 181 .80 ) ( 131 .53 ) ( 15 .89 ) — ( 11 .53 )
Total distributions ( 181 .82 ) ( 133 .13 ) ( 16 .49 ) — ( 11 .53 )
Net asset value, end of period $ 436.21 $ 421.60 $ 508.07 $ 298.90 $ 429.31
Total Return
c
41 .26% 3 .34% 76 .76% ( 30 .38 ) % 23 .48%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 9,268 $ 6,906 $ 7,335 $ 4,614 $ 8,376
Ratios to average net assets:
Net investment income (loss) ( 0 .03 ) % 0 .44% 0 .26% 0 .12% ( 0 .70 ) %
Total expenses
d
1 .84% 1 .82% 1 .95% 1 .77% 1 .69%
Net expenses
e
1 .30% 1 .26% 1 .42% 1 .31% 1 .32%
Portfolio turnover rate 695% 1,036% 334% 1,054% 922%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses excluded from the
expense limitation agreement 1 .30% 1 .21% 1 .22% 1 .27% 1 .32%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 378.06 $ 469.27 $ 278.89 $ 403.95 $ 337.38
Income (loss) from investment operations:
Net investment income (loss)
a
( 3 .86 ) ( 1 .55 ) ( 1 .79 ) ( 1 .56 ) ( 6 .08 )
Net gain (loss) on investments (realized and unrealized) 178 .67 43 .47
b
208 .66 ( 123 .50 ) 84 .18
Total from investment operations 174 .81 41 .92 206 .87 ( 125 .06 ) 78 .10
Less distributions from:
Net investment income ( 0 .02 ) ( 1 .60 ) ( 0 .60 ) — —
Net realized gains ( 181 .80 ) ( 131 .53 ) ( 15 .89 ) — ( 11 .53 )
Total distributions ( 181 .82 ) ( 133 .13 ) ( 16 .49 ) — ( 11 .53 )
Net asset value, end of period $ 371.05 $ 378.06 $ 469.27 $ 278.89 $ 403.95
Total Return
c
40 .20% 2 .57% 75 .44% ( 30 .96 ) % 22 .55%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,513 $ 1,442 $ 1,745 $ 951 $ 1,433
Ratios to average net assets:
Net investment income (loss) ( 0 .78 ) % ( 0 .31 ) % ( 0 .49 ) % ( 0 .61 ) % ( 1 .44 ) %
Total expenses
d
2 .60% 2 .56% 2 .71% 2 .52% 2 .44%
Net expenses
e
2 .05% 2 .01% 2 .17% 2 .06% 2 .07%
Portfolio turnover rate 695% 1,036% 334% 1,054% 922%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses excluded from the
expense limitation agreement 2 .05% 1 .96% 1 .97% 2 .02% 2 .06%

MONTHLY REBALANCE NASDAQ-100
®
2x STRATEGY FUND
168 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 434.97 $ 521.10 $ 306.31 $ 440.25 $ 364.34
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .59 ) 2 .07 0 .96 0 .27 ( 3 .35 )
Net gain (loss) on investments (realized and unrealized) 202 .42 44 .93
b
230 .32 ( 134 .21 ) 90 .79
Total from investment operations 201 .83 47 .00 231 .28 ( 133 .94 ) 87 .44
Less distributions from:
Net investment income ( 0 .02 ) ( 1 .60 ) ( 0 .60 ) — —
Net realized gains ( 181 .80 ) ( 131 .53 ) ( 15 .89 ) — ( 11 .53 )
Total distributions ( 181 .82 ) ( 133 .13 ) ( 16 .49 ) — ( 11 .53 )
Net asset value, end of period $ 454.98 $ 434.97 $ 521.10 $ 306.31 $ 440.25
Total Return 41 .23% 3 .32% 76 .74% ( 30 .42 ) % 23 .46%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 803,685 $ 303,048 $ 639,058 $ 380,489 $ 113,538
Ratios to average net assets:
Net investment income (loss) ( 0 .10 ) % 0 .37% 0 .24% 0 .10% ( 0 .71 ) %
Total expenses
d
1 .84% 1 .80% 1 .95% 1 .77% 1 .69%
Net expenses
e
1 .31% 1 .27% 1 .43% 1 .32% 1 .33%
Portfolio turnover rate 695% 1,036% 334% 1,054% 922%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses excluded from the
expense limitation agreement 1 .31% 1 .23% 1 .24% 1 .28% 1 .33%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

NASDAQ-100
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 169
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 95 .4%
TECHNOLOGY - 45 .0%
NVIDIA Corp.
877,634 $ 153,059,370
Apple, Inc.
530,234 134,568,087
Microsoft Corp.
268,188 99,275,152
Broadcom, Inc.
171,239 53,000,183
Micron Technology, Inc.
112,221 37,912,743
Palantir Technologies,
Inc. — Class A*
228,475 33,421,323
Advanced Micro Devices,
Inc.*
162,562 33,069,988
Applied Materials, Inc.
79,129 27,045,501
Lam Research Corp.
124,511 26,603,020
Intel Corp.*
498,037 21,978,373
KLA Corp.
13,069 19,242,926
Texas Instruments, Inc.
90,489 17,567,534
Analog Devices, Inc.
48,677 15,486,101
QUALCOMM, Inc.
106,387 13,700,518
Intuit, Inc.
27,574 11,922,446
ASML Holding N.V.
8,765 11,577,075
Adobe, Inc.*
40,644 9,879,743
Crowdstrike Holdings,
Inc. — Class A*
25,136 9,813,346
Western Digital Corp.
33,804 9,143,644
Marvell Technology, Inc.
86,863 8,603,780
Seagate Technology Holdings
plc
21,743 8,518,038
Cadence Design Systems,
Inc.*
27,528 7,649,205
Synopsys, Inc.*
19,100 7,572,768
Fortinet, Inc.*
73,776 6,028,975
Monolithic Power Systems,
Inc.
4,897 5,354,135
Electronic Arts, Inc.
24,952 5,086,964
Autodesk, Inc.*
21,138 5,060,437
NXP Semiconductors N.V.
25,195 4,959,888
Strategy, Inc. — Class A*
,a
31,319 3,908,611
Datadog, Inc. — Class A*
32,752 3,866,374
Take-Two Interactive
Software, Inc.*
18,464 3,646,640
Roper Technologies, Inc.
10,263 3,631,665
Microchip Technology, Inc.
53,955 3,486,032
Paychex, Inc.
35,791 3,297,067
Cognizant Technology
Solutions Corp. — Class A
47,684 2,925,413
Workday, Inc. — Class A*
21,237 2,759,111
Zscaler, Inc.*
16,032 2,249,129
ARM Holdings plc ADR*
13,924 2,106,423
Atlassian Corp. — Class A*
16,911 1,154,176
Total Technology 830,131,904
COMMUNICATIONS - 24 .7%
Amazon.com, Inc.*
387,710 80,748,362
Meta Platforms,
Inc. — Class A
106,521 60,943,860
Alphabet, Inc. — Class A
210,272 60,465,816
Alphabet, Inc. — Class C
196,402 56,339,878
Netflix, Inc.*
420,978 40,477,035
Cisco Systems, Inc.
393,832 30,557,425
T-Mobile US, Inc.
109,863 23,074,526
Shopify, Inc. — Class A*
122,244 14,500,583
Booking Holdings, Inc.
3,158 13,296,191
Palo Alto Networks, Inc.*
81,360 13,043,635
AppLovin Corp. — Class A*
30,617 12,185,566
A
A
A SHARES VALUE
COMMON STOCKS - 95.4% (continued)
COMMUNICATIONS - 24.7% (continued)
Comcast Corp. — Class A
357,788 $ 10,272,093
MercadoLibre, Inc.*
5,055 8,740,196
PDD Holdings, Inc. ADR*
66,598 6,804,984
Warner Bros Discovery, Inc.*
247,265 6,789,897
DoorDash, Inc. — Class A*
40,876 6,137,531
Airbnb, Inc. — Class A*
42,233 5,333,183
Thomson Reuters Corp.
44,354 3,990,973
Charter Communications,
Inc. — Class A*
,a
12,626 2,725,701
Total Communications 456,427,435
CONSUMER, CYCLICAL - 11 .9%
Tesla, Inc.*
180,261 67,012,027
Walmart, Inc.
487,290 60,560,401
Costco Wholesale Corp.
44,257 44,099,003
Starbucks Corp.
113,595 10,176,976
Marriott International,
Inc. — Class A
26,422 8,641,844
O'Reilly Automotive, Inc.*
83,603 7,717,393
Ross Stores, Inc.
32,251 6,986,534
PACCAR, Inc.
52,435 6,056,242
Fastenal Co.
114,496 5,312,614
Copart, Inc.*
96,518 3,204,398
Total Consumer, Cyclical 219,767,432
CONSUMER, NON-CYCLICAL - 8 .5%
PepsiCo, Inc.
136,264 21,160,437
Amgen, Inc.
53,748 18,911,234
Gilead Sciences, Inc.
123,777 17,250,800
Intuitive Surgical, Inc.*
35,409 16,323,195
Vertex Pharmaceuticals, Inc.*
25,329 11,310,412
Automatic Data Processing,
Inc.
40,146 8,156,864
Regeneron Pharmaceuticals,
Inc.
10,360 8,004,550
Mondelez International,
Inc. — Class A
127,808 7,366,853
Monster Beverage Corp.*
97,540 7,067,748
Cintas Corp.
39,872 6,743,950
IDEXX Laboratories, Inc.*
7,939 4,460,845
Alnylam Pharmaceuticals,
Inc.*
13,224 4,375,425
PayPal Holdings, Inc.
91,797 4,151,978
Coca-Cola Europacific
Partners plc
45,686 4,142,350
Keurig Dr Pepper, Inc.
135,469 3,566,899
Insmed, Inc.*
21,492 3,514,372
GE HealthCare Technologies,
Inc.
45,442 3,234,562
Kraft Heinz Co.
118,027 2,654,427
Verisk Analytics, Inc. — Class
A
13,754 2,609,821
Dexcom, Inc.*
38,374 2,409,887
Total Consumer, Non-cyclical 157,416,609
INDUSTRIAL - 1 .9%
Honeywell International, Inc.
63,381 14,326,007
CSX Corp.
185,410 7,611,081
Ferrovial SE
71,735 4,666,362
Old Dominion Freight Line,
Inc.
20,782 4,060,803
Axon Enterprise, Inc.*
8,016 3,404,315
Total Industrial 34,068,568

NASDAQ-100
®
FUND
March 31, 2026
170 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 95.4% (continued)
UTILITIES - 1 .5%
Constellation Energy Corp.
36,093 $ 10,078,970
American Electric Power
Company, Inc.
53,928 7,068,882
Exelon Corp.
101,990 4,999,550
Xcel Energy, Inc.
62,205 4,941,565
Total Utilities 27,088,967
BASIC MATERIALS - 1 .2%
Linde plc
46,204 22,906,095
ENERGY - 0 .6%
Baker Hughes Co.
98,533 6,015,439
Diamondback Energy, Inc.
28,125 5,562,844
Total Energy 11,578,283
FINANCIAL - 0 .1%
CoStar Group, Inc.*
41,856 1,688,471
Total Common Stocks
(Cost $461,136,971) 1,761,073,764
MUTUAL FUNDS - 2 .7%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
2,756,359 27,701,411
Guggenheim Strategy Fund II
b
575,584 14,239,959
Guggenheim Strategy Fund
III
b
370,504 9,203,314
Total Mutual Funds
(Cost $51,083,879) 51,144,684
A
A
A SHARES VALUE
MONEY MARKET FUNDS
c
- 0 .1%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
1,299,507 $ 1,299,507
Total Money Market Funds
(Cost $1,299,507) 1,299,507
FACE
AMOUNT
U.S. TREASURY BILLS - 0 .8%
U.S. Treasury Bills
3.60% due 04/02/26
f
$ 15,000,000 14,998,500
Total U.S. Treasury Bills
(Cost $14,998,500) 14,998,500
REPURCHASE AGREEMENTS
g
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 3,759,440 3,759,440
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 3,416,495 3,416,495
Total Repurchase Agreements
(Cost $7,175,935) 7,175,935
Total Investments - 99.4%
(Cost $535,694,792) $ 1,835,692,390
Other Assets & Liabilities, net - 0.6% 10,477,163
Total Net Assets - 100.0% $ 1,846,169,553
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Rate indicated is the effective yield at the time of purchase.
g
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts 79 Jun 2026 $ 37,783,725 $ (1,546,534)
– –

NASDAQ-100
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 171
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Barclays Bank
plc
NASDAQ-100
Index Pay
4.68% (SOFR +
0.10%) At Maturity 06/16/26 208 $ 4,940,757 $ (91,539)
Goldman Sachs
International
NASDAQ-100
Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 1,142 27,103,356 (141,530)
BNP Paribas
NASDAQ-100
Index Pay
4.54% (Federal
Funds Rate +
0.90%) At Maturity 06/10/26 620 14,729,477 (218,669)
$ 46,773,590 $ (451,738)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 1,761,073,764 $ — $ — $ 1,761,073,764
Mutual Funds 51,144,684 — — 51,144,684
Money Market Funds 1,299,507 — — 1,299,507
U.S. Treasury Bills — 14,998,500 — 14,998,500
Repurchase Agreements — 7,175,935 — 7,175,935
Total Assets $ 1,813,517,955 $ 22,174,435 $ — $ 1,835,692,390
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 1,546,534 $ — $ — $ 1,546,534
Equity Index Swap Agreements
a
— 451,738 — 451,738
Total Liabilities $ 1,546,534 $ 451,738 $ — $ 1,998,272
a
Reported as unrealized appreciation/depreciation at period end.

NASDAQ-100
®
FUND
March 31, 2026
172 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 27,646,283 $ — $ — $ — $ 55,128 $ 27,701,411 2,756,359 $ 1,205,004
Guggenheim Strategy
Fund II 14,309,030 — — — (69,071) 14,239,959 575,584 735,874
Guggenheim Strategy
Fund III 9,236,660 — — — (33,346) 9,203,314 370,504 480,188
$ 51,191,973 $ — $ — $ — $ (47,289) $ 51,144,684 $ 2,421,066

NASDAQ-100
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 173
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value - including $4,686,059 of securities loaned (cost
$477,434,978) $ 1,777,371,771
Investments in affiliated issuers, at value (cost $51,083,879) 51,144,684
Repurchase agreements, at value (cost $7,175,935) 7,175,935
Segregated cash due from broker 10,594,596
Receivables:
Fund shares sold 3,854,016
Variation margin on futures contracts 1,222,920
Dividends 426,440
Interest 202,693
Foreign tax reclaims 9,826
Securities lending income 770
Total assets 1,852,003,651
LIABILITIES:
Unrealized depreciation on OTC swap agreements 451,738
Due to custodian 1,500
Payable for:
Fund shares redeemed 1,184,847
Investment advisory fees 1,037,515
Transfer agent fees 806,768
Registration fees 686,101
Licensing fees 404,102
Printing fees 338,932
Fund accounting 245,120
Trustees’ fees and expenses* 101,631
Distribution and service fees 80,490
Other liabilities 495,354
Total liabilities
5,834,098
NET ASSETS $ 1,846,169,553
NET ASSETS CONSIST OF:
Paid-in capital $ 403,266,198
Total distributable earnings (loss) 1,442,903,355
Net assets $ 1,846,169,553

NASDAQ-100
®
FUND
174 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(concluded)
STATEMENT OF ASSETS AND LIABILITIES
(concluded)
Investor Class:
Net assets $ 1,631,755,941
Capital shares outstanding 18,422,937
Net asset value per share $ 88 .57
Class A:
Net assets $ 129,887,733
Capital shares outstanding 1,683,133
Net asset value per share $ 77 .17
Maximum offering price per share (Net asset value divided by 95.25%) $ 81 .02
Class C:
Net assets $ 54,055,282
Capital shares outstanding 916,898
Net asset value per share $ 58 .95
Class H:
Net assets $ 30,470,597
Capital shares outstanding 394,960
Net asset value per share $ 77 .15
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

NASDAQ-100
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 175
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $36,214)
$ 12,693,919
Dividends from securities of affiliated issuers 2,421,066
Interest from securities of unaffiliated issuers
921,965
Income from securities lending, net 2,962
Total investment income 16,039,912
EXPENSES:
Investment advisory fees 14,567,018
Distribution and service fees:
Class A 320,981
Class C 656,810
Class H 86,151
Transfer agent fees:
Investor Class 3,453,117
Class A 258,612
Class C 132,784
Class H 69,437
Registration and filing fees 1,971,762
Administration fees 1,048,197
Fund accounting fees 1,044,428
Professional fees 953,637
Trustees’ fees and expenses* 271,762
Custodian fees 265,520
Interest expense 59,718
Line of credit fees 164
Miscellaneous 1,796,642
Total expenses 26,956,740
Less:
Expenses reimbursed by Adviser (1,692,315)
Expenses waived by Adviser (69,334)
Total waived/reimbursed expenses (1,761,649)
Net expenses 25,195,091
Net investment loss (9,155,179)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 229,851,679
Swap agreements 11,111,553
Futures contracts 1,957,254
Net realized gain 242,920,486
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 138,893,666
Investments in affiliated issuers (47,289)
Swap agreements 1,487,342
Futures contracts (963,210)
Net change in unrealized appreciation (depreciation) 139,370,509
Net realized and unrealized gain 382,290,995
Net increase in net assets resulting from operations $ 373,135,816
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

NASDAQ-100
®
FUND
176 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (9,155,179) $ (5,769,056)
Net realized gain on investments 242,920,486 125,248,535
Net change in unrealized appreciation (depreciation) on investments 139,370,509 (16,323,645)
Net increase in net assets resulting from operations 373,135,816 103,155,834
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (73,961,488) (113,208,401)
Class A (6,469,869) (8,532,921)
Class C (4,027,325) (7,570,215)
Class H (1,664,103) (3,238,974)
Total distributions to shareholders (86,122,785) (132,550,511)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 710,372,756 1,323,796,953
Class A 25,569,861 20,271,162
Class C 4,864,652 8,027,183
Class H 20,398,906 52,745,985
Distributions reinvested
Investor Class 71,105,482 109,280,454
Class A 5,955,556 7,780,644
Class C 3,336,973 6,620,660
Class H 1,663,802 3,238,968
Cost of shares redeemed
Investor Class (867,781,631) (1,509,846,946)
Class A (20,582,757) (17,094,626)
Class C (30,540,910) (25,353,295)
Class H (27,690,536) (60,863,209)
Net decrease from capital share transactions (103,327,846) (81,396,067)
Net increase (decrease) in net assets 183,685,185 (110,790,744)
NET ASSETS:
Beginning of year 1,662,484,368 1,773,275,112
End of year $ 1,846,169,553 $ 1,662,484,368
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 7,922,566 16,182,813
Class A 330,991 283,150
Class C 82,069 139,809
Class H 257,047 723,560
Shares issued from reinvestment of distributions
Investor Class 756,924 1,289,901
Class A 72,709 104,438
Class C 53,213 113,562
Class H 20,320 43,488
Shares redeemed
Investor Class (9,640,128) (18,405,963)
Class A (265,152) (236,163)
Class C (508,826) (445,701)
Class H (350,257) (839,297)
Net decrease in shares (1,268,524) (1,046,403)

NASDAQ-100
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 177
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 75.44 $ 76.79 $ 55.65 $ 68.39 $ 63.43
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .38 ) ( 0 .20 ) ( 0 .07 ) ( 0 .10 ) ( 0 .37 )
Net gain (loss) on investments (realized and unrealized) 17 .54 4 .80 21 .21 ( 8 .57 ) 8 .70
Total from investment operations 17 .16 4 .60 21 .14 ( 8 .67 ) 8 .33
Less distributions from:
Net realized gains ( 4 .03 ) ( 5 .95 ) — ( 4 .07 ) ( 3 .37 )
Total distributions ( 4 .03 ) ( 5 .95 ) — ( 4 .07 ) ( 3 .37 )
Net asset value, end of period $ 88.57 $ 75.44 $ 76.79 $ 55.65 $ 68.39
Total Return 22 .45% 5 .15% 37 .99% ( 11 .56 ) % 12 .69%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,631,756 $ 1,462,294 $ 1,560,083 $ 1,224,330 $ 1,424,456
Ratios to average net assets:
Net investment income (loss) ( 0 .42 ) % ( 0 .25 ) % ( 0 .11 ) % ( 0 .19 ) % ( 0 .53 ) %
Total expenses
b
1 .33% 1 .33% 1 .34% 1 .30% 1 .25%
Net expenses
c
1 .24% 1 .24% 1 .27% 1 .27% 1 .24%
Portfolio turnover rate 29% 35% 70% 50% 44%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 66.29 $ 68.25 $ 49.59 $ 61.69 $ 57.63
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .53 ) ( 0 .36 ) ( 0 .21 ) ( 0 .21 ) ( 0 .50 )
Net gain (loss) on investments (realized and unrealized) 15 .44 4 .35 18 .87 ( 7 .82 ) 7 .93
Total from investment operations 14 .91 3 .99 18 .66 ( 8 .03 ) 7 .43
Less distributions from:
Net realized gains ( 4 .03 ) ( 5 .95 ) — ( 4 .07 ) ( 3 .37 )
Total distributions ( 4 .03 ) ( 5 .95 ) — ( 4 .07 ) ( 3 .37 )
Net asset value, end of period $ 77.17 $ 66.29 $ 68.25 $ 49.59 $ 61.69
Total Return
d
22 .15% 4 .89% 37 .63% ( 11 .78 ) % 12 .40%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 129,888 $ 102,393 $ 95,089 $ 64,133 $ 74,179
Ratios to average net assets:
Net investment income (loss) ( 0 .67 ) % ( 0 .50 ) % ( 0 .36 ) % ( 0 .43 ) % ( 0 .78 ) %
Total expenses
b
1 .58% 1 .58% 1 .59% 1 .54% 1 .50%
Net expenses
c
1 .49% 1 .49% 1 .51% 1 .52% 1 .49%
Portfolio turnover rate 29% 35% 70% 50% 44%

NASDAQ-100
®
FUND
178 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 51.76 $ 54.80 $ 40.11 $ 51.32 $ 48.76
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .87 ) ( 0 .72 ) ( 0 .52 ) ( 0 .48 ) ( 0 .82 )
Net gain (loss) on investments (realized and unrealized) 12 .09 3 .63 15 .21 ( 6 .66 ) 6 .75
Total from investment operations 11 .22 2 .91 14 .69 ( 7 .14 ) 5 .93
Less distributions from:
Net realized gains ( 4 .03 ) ( 5 .95 ) — ( 4 .07 ) ( 3 .37 )
Total distributions ( 4 .03 ) ( 5 .95 ) — ( 4 .07 ) ( 3 .37 )
Net asset value, end of period $ 58.95 $ 51.76 $ 54.80 $ 40.11 $ 51.32
Total Return
d
21 .22% 4 .10% 36 .62% ( 12 .45 ) % 11 .57%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 54,055 $ 66,791 $ 81,249 $ 72,314 $ 106,419
Ratios to average net assets:
Net investment income (loss) ( 1 .42 ) % ( 1 .25 ) % ( 1 .12 ) % ( 1 .19 ) % ( 1 .53 ) %
Total expenses
b
2 .34% 2 .33% 2 .34% 2 .29% 2 .25%
Net expenses
c
2 .24% 2 .24% 2 .27% 2 .27% 2 .24%
Portfolio turnover rate 29% 35% 70% 50% 44%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 66.27 $ 68.24 $ 49.57 $ 61.67 $ 57.61
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .53 ) ( 0 .36 ) ( 0 .20 ) ( 0 .21 ) ( 0 .51 )
Net gain (loss) on investments (realized and unrealized) 15 .44 4 .34 18 .87 ( 7 .82 ) 7 .94
Total from investment operations 14 .91 3 .98 18 .67 ( 8 .03 ) 7 .43
Less distributions from:
Net realized gains ( 4 .03 ) ( 5 .95 ) — ( 4 .07 ) ( 3 .37 )
Total distributions ( 4 .03 ) ( 5 .95 ) — ( 4 .07 ) ( 3 .37 )
Net asset value, end of period $ 77.15 $ 66.27 $ 68.24 $ 49.57 $ 61.67
Total Return 22 .16% 4 .88% 37 .66% ( 11 .77 ) % 12 .41%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 30,471 $ 31,006 $ 36,854 $ 22,333 $ 28,879
Ratios to average net assets:
Net investment income (loss) ( 0 .67 ) % ( 0 .50 ) % ( 0 .35 ) % ( 0 .42 ) % ( 0 .79 ) %
Total expenses
b
1 .58% 1 .58% 1 .59% 1 .54% 1 .50%
Net expenses
c
1 .49% 1 .49% 1 .51% 1 .52% 1 .49%
Portfolio turnover rate 29% 35% 70% 50% 44%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Does not include expenses of the underlying funds in which the Fund invests.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
d
Total return does not reflect the impact of any applicable sales charges.

INVERSE NASDAQ-100
®
STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 179
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 6 .2%
Guggenheim Strategy Fund II
a
49,399 $ 1,222,140
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
87,169 876,045
Total Mutual Funds
(Cost $2,033,556) 2,098,185
MONEY MARKET FUNDS
b
- 0 .9%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
c
289,245 289,245
Total Money Market Funds
(Cost $289,245) 289,245
FACE
AMOUNT
U.S. TREASURY BILLS - 42 .9%
U.S. Treasury Bills
3.65% due 04/02/26
d
$ 5,000,000 4,999,495
3.65% due 04/14/26
d
5,000,000 4,993,453
3.64% due 06/18/26
d
2,500,000 2,480,450
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 42.9% (continued)
3.62% due 05/21/26
d,e
$ 2,000,000 $ 1,989,922
Total U.S. Treasury Bills
(Cost $14,463,418) 14,463,320
FEDERAL AGENCY DISCOUNT NOTES - 31 .1%
Federal Home Loan Bank
3.64% due 04/17/26
d
5,000,000 4,991,905
3.64% due 04/08/26
d
2,000,000 1,998,590
3.65% due 05/13/26
d
2,000,000 1,991,530
3.64% due 04/10/26
d
1,500,000 1,498,639
Total Federal Agency Discount Notes
(Cost $10,480,681) 10,480,664
REPURCHASE AGREEMENTS
f
- 18 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 3,238,944 3,238,944
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 2,943,480 2,943,480
Total Repurchase Agreements
(Cost $6,182,424) 6,182,424
Total Investments - 99.5%
(Cost $33,449,324) $ 33,513,838
Other Assets & Liabilities, net - 0.5% 161,199
Total Net Assets - 100.0% $ 33,675,037
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
Rate indicated is the effective yield at the time of purchase.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Equity Futures Contracts Sold Short
NASDAQ-100 Index Mini Futures Contracts 28 Jun 2026 $ 13,391,700 $ 512,203
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Barclays Bank
plc
NASDAQ-100
Index Receive
4.33% (SOFR +
0.65%) At Maturity 06/16/26 270 $ 6,407,917 $ 118,341

INVERSE NASDAQ-100
®
STRATEGY FUND
March 31, 2026
180 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
BNP Paribas
NASDAQ-100
Index Receive
4.14% (Federal
Funds Rate +
0.50%) At Maturity 06/10/26 240 $ 5,709,172 $ 78,240
Goldman Sachs
International
NASDAQ-100
Index Receive
4.29% (Federal
Funds Rate +
0.65%) At Maturity 06/15/26 343 8,153,365 (46,512)
$ 20,270,454 $ 150,069
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 2,098,185 $ — $ — $ 2,098,185
Money Market Funds 289,245 — — 289,245
U.S. Treasury Bills — 14,463,320 — 14,463,320
Federal Agency Discount Notes — 10,480,664 — 10,480,664
Repurchase Agreements — 6,182,424 — 6,182,424
Equity Futures Contracts
a
512,203 — — 512,203
Equity Index Swap Agreements
a
— 196,581 — 196,581
Total Assets $ 2,899,633 $ 31,322,989 $ — $ 34,222,622
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 46,512 $ — $ 46,512
a
Reported as unrealized appreciation/depreciation at period end.

INVERSE NASDAQ-100
®
STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 181
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 1,228,068 $ — $ — $ — $ (5,928) $ 1,222,140 49,399 $ 63,156
Guggenheim Ultra
Short Duration Fund —
Institutional Class 874,301 — — — 1,744 876,045 87,169 38,108
$ 2,102,369 $ — $ — $ — $ (4,184) $ 2,098,185 $ 101,264

INVERSE NASDAQ-100
®
STRATEGY FUND
182 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $25,233,344) $ 25,233,229
Investments in affiliated issuers, at value (cost $2,033,556) 2,098,185
Repurchase agreements, at value (cost $6,182,424) 6,182,424
Cash 270,000
Segregated cash due from broker 3,217,956
Unrealized appreciation on OTC swap agreements 196,581
Receivables:
Fund shares sold 80,169
Interest 9,601
Total assets 37,288,145
LIABILITIES:
Unrealized depreciation on OTC swap agreements 46,512
Segregated cash due to broker 582,000
Payable for:
Fund shares redeemed 2,478,454
Variation margin on futures contracts 433,440
Investment advisory fees 26,096
Transfer agent fees 15,031
Fund accounting 5,870
Trustees’ fees and expenses* 1,190
Distribution and service fees 386
Other liabilities 24,129
Total liabilities
3,613,108
NET ASSETS $ 33,675,037
NET ASSETS CONSIST OF:
Paid-in capital $ 118,500,710
Total distributable earnings (loss) (84,825,673)
Net assets $ 33,675,037
Investor Class:
Net assets $ 32,724,030
Capital shares outstanding 257,825
Net asset value per share $ 126 .92
Class A:
Net assets $ 417,212
Capital shares outstanding 3,475
Net asset value per share $ 120 .05
Maximum offering price per share (Net asset value divided by 95.25%) $ 126 .04
Class C:
Net assets $ 38,231
Capital shares outstanding 409
Net asset value per share $ 93 .53
Class H:
Net assets $ 495,564
Capital shares outstanding 4,199
Net asset value per share $ 118 .01
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE NASDAQ-100
®
STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 183
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 502
Dividends from securities of affiliated issuers 101,264
Interest from securities of unaffiliated issuers
754,007
Total investment income 855,773
EXPENSES:
Investment advisory fees 191,319
Distribution and service fees:
Class A 1,138
Class C 2,951
Class H 2,681
Transfer agent fees:
Investor Class 40,255
Class A 926
Class C 593
Class H 2,287
Registration and filing fees 21,237
Fund accounting fees 21,208
Professional fees 10,395
Administration fees 9,949
Interest expense 3,727
Custodian fees 3,207
Trustees’ fees and expenses* 2,539
Miscellaneous 18,818
Total expenses 333,230
Less:
Expenses reimbursed by Adviser (21,258)
Expenses waived by Adviser (2,192)
Total waived/reimbursed expenses (23,450)
Net expenses 309,780
Net investment income 545,993
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (646)
Swap agreements (2,727,339)
Futures contracts (375,141)
Net realized loss (3,103,126)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (81)
Investments in affiliated issuers (4,184)
Swap agreements (163,109)
Futures contracts 428,456
Net change in unrealized appreciation (depreciation) 261,082
Net realized and unrealized loss (2,842,044)
Net decrease in net assets resulting from operations $ (2,296,051)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE NASDAQ-100
®
STRATEGY FUND
184 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 545,993 $ 611,907
Net realized loss on investments (3,103,126) (1,410,604)
Net change in unrealized appreciation (depreciation) on investments 261,082 505,090
Net decrease in net assets resulting from operations (2,296,051) (293,607)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (579,755) (772,383)
Class A (9,533) (34,626)
Class C (7,670) (20,917)
Class H (14,949) (29,461)
Total distributions to shareholders (611,907) (857,387)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 136,026,759 51,947,510
Class A 392,915 617,988
Class C 1,440,078 644,819
Class H 37,523,481 2,556,464
Distributions reinvested
Investor Class 576,358 764,080
Class A 9,533 34,626
Class C 7,670 20,917
Class H 14,949 29,461
Cost of shares redeemed
Investor Class (112,486,047) (56,225,503)
Class A (393,208) (915,168)
Class C (1,486,030) (668,903)
Class H (36,985,321) (2,608,849)
Net increase (decrease) from capital share transactions 24,641,137 (3,802,558)
Net increase (decrease) in net assets 21,733,179 (4,953,552)
NET ASSETS:
Beginning of year 11,941,858 16,895,410
End of year $ 33,675,037 $ 11,941,858
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 1,052,439 2,707,794
*
Class A 2,788 40,298
*
Class C 14,054 44,377
*
Class H 303,695 150,444
*
Shares issued from reinvestment of distributions
Investor Class 4,843 54,773
*
Class A 85 2,611
*
Class C 87 1,994
*
Class H 135 2,261
*
Shares redeemed
Investor Class (869,614) (3,613,795)
*
Class A (2,888) (91,252)
*
Class C (14,846) (57,529)
*
Class H (301,296) (171,977)
*
Net increase (decrease) in shares 189,482 (930,001)
*
* Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 24, 2025.

INVERSE NASDAQ-100
®
STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 185
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 157.42 $ 168.96 $ 230.51 $ 217.26 $ 261.66
Income (loss) from investment operations:
Net investment income (loss)
b
3 .23 5 .77 8 .10 4 .00 ( 2 .80 )
Net gain (loss) on investments (realized and unrealized) ( 31 .08 ) ( 9 .16 ) ( 60 .95 ) 9 .25
c
( 41 .60 )
Total from investment operations ( 27 .85 ) ( 3 .39 ) ( 52 .85 ) 13 .25 ( 44 .40 )
Less distributions from:
Net investment income ( 2 .65 ) ( 8 .15 ) ( 8 .70 ) — —
Total distributions ( 2 .65 ) ( 8 .15 ) ( 8 .70 ) — —
Net asset value, end of period $ 126.92 $ 157.42 $ 168.96 $ 230.51 $ 217.26
Total Return ( 17 .59 ) % ( 1 .41 ) % ( 23 .27 ) % 6 .07% ( 16 .97 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 32,724 $ 11,044 $ 15,568 $ 29,762 $ 14,902
Ratios to average net assets:
Net investment income (loss) 2 .57% 3 .68% 4 .04% 1 .55% ( 1 .22 ) %
Total expenses
d
1 .53% 1 .52% 1 .54% 1 .59% 1 .46%
Net expenses
e
1 .42% 1 .41% 1 .45% 1 .55% 1 .44%
Portfolio turnover rate — — — — 23%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 149.46 $ 161.23 $ 220.99 $ 208.82 $ 252.17
Income (loss) from investment operations:
Net investment income (loss)
b
3 .29 5 .14 7 .40 3 .30 ( 3 .10 )
Net gain (loss) on investments (realized and unrealized) ( 30 .05 ) ( 8 .76 ) ( 58 .46 ) 8 .87
c
( 40 .25 )
Total from investment operations ( 26 .76 ) ( 3 .62 ) ( 51 .06 ) 12 .17 ( 43 .35 )
Less distributions from:
Net investment income ( 2 .65 ) ( 8 .15 ) ( 8 .70 ) — —
Total distributions ( 2 .65 ) ( 8 .15 ) ( 8 .70 ) — —
Net asset value, end of period $ 120.05 $ 149.46 $ 161.23 $ 220.99 $ 208.82
Total Return
f
( 17 .79 ) % ( 1 .59 ) % ( 23 .51 ) % 5 .84% ( 17 .21 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 417 $ 522 $ 836 $ 1,311 $ 1,885
Ratios to average net assets:
Net investment income (loss) 2 .69% 3 .44% 3 .80% 1 .35% ( 1 .41 ) %
Total expenses
d
1 .79% 1 .76% 1 .78% 1 .82% 1 .70%
Net expenses
e
1 .68% 1 .65% 1 .69% 1 .78% 1 .68%
Portfolio turnover rate — — — — 23%

INVERSE NASDAQ-100
®
STRATEGY FUND
186 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 118.04 $ 130.31 $ 181.92 $ 173.13 $ 210.72
Income (loss) from investment operations:
Net investment income (loss)
b
1 .90 3 .20 4 .80 ( 2 .40 ) ( 3 .80 )
Net gain (loss) on investments (realized and unrealized) ( 23 .76 ) ( 7 .32 ) ( 47 .71 ) 11 .19
c
( 33 .79 )
Total from investment operations ( 21 .86 ) ( 4 .12 ) ( 42 .91 ) 8 .79 ( 37 .59 )
Less distributions from:
Net investment income ( 2 .65 ) ( 8 .15 ) ( 8 .70 ) — —
Total distributions ( 2 .65 ) ( 8 .15 ) ( 8 .70 ) — —
Net asset value, end of period $ 93.53 $ 118.04 $ 130.31 $ 181.92 $ 173.13
Total Return
f
( 18 .40 ) % ( 2 .36 ) % ( 24 .06 ) % 5 .08% ( 17 .85 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 38 $ 131 $ 160 $ 40 $ 707
Ratios to average net assets:
Net investment income (loss) 2 .00% 2 .69% 3 .10% ( 1 .22 ) % ( 2 .16 ) %
Total expenses
d
2 .53% 2 .49% 2 .55% 2 .56% 2 .45%
Net expenses
e
2 .42% 2 .38% 2 .46% 2 .55% 2 .43%
Portfolio turnover rate — — — — 23%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 146.94 $ 158.67 $ 217.68 $ 205.68 $ 248.31
Income (loss) from investment operations:
Net investment income (loss)
b
3 .20 5 .15 7 .10 0 .90 ( 3 .20 )
Net gain (loss) on investments (realized and unrealized) ( 29 .48 ) ( 8 .73 ) ( 57 .41 ) 11 .10
c
( 39 .43 )
Total from investment operations ( 26 .28 ) ( 3 .58 ) ( 50 .31 ) 12 .00 ( 42 .63 )
Less distributions from:
Net investment income ( 2 .65 ) ( 8 .15 ) ( 8 .70 ) — —
Total distributions ( 2 .65 ) ( 8 .15 ) ( 8 .70 ) — —
Net asset value, end of period $ 118.01 $ 146.94 $ 158.67 $ 217.68 $ 205.68
Total Return ( 17 .78 ) % ( 1 .66 ) % ( 23 .41 ) % 5 .83% ( 17 .16 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 496 $ 245 $ 332 $ 574 $ 2,567
Ratios to average net assets:
Net investment income (loss) 2 .62% 3 .48% 3 .79% 0 .39% ( 1 .49 ) %
Total expenses
d
1 .80% 1 .79% 1 .80% 1 .83% 1 .72%
Net expenses
e
1 .69% 1 .67% 1 .71% 1 .80% 1 .71%
Portfolio turnover rate — — — — 23%
a
Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
Total return does not reflect the impact of any applicable sales charges.

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 187
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 65 .6%
FINANCIAL - 14 .8%
American Healthcare REIT,
Inc.
241 $ 11,366
CareTrust REIT, Inc.
303 11,105
UMB Financial Corp.
98 11,053
Old National Bancorp
472 10,431
Jackson Financial,
Inc. — Class A
91 9,621
Terreno Realty Corp. REIT
138 8,476
Essential Properties Realty
Trust, Inc.
268 8,136
Valley National Bancorp
654 8,031
StoneX Group, Inc.*
99 7,984
United Bankshares, Inc.
189 7,828
Glacier Bancorp, Inc.
173 7,728
Ryman Hospitality Properties,
Inc.
83 7,658
Piper Sandler Companies
96 7,349
Essent Group Ltd.
125 7,305
Kite Realty Group Trust REIT
293 7,193
Hancock Whitney Corp.
113 7,186
Ameris Bancorp
88 6,863
Atlantic Union Bankshares
Corp.
192 6,862
Home BancShares, Inc.
254 6,840
Macerich Co. REIT
348 6,577
Sabra Health Care REIT, Inc.
336 6,461
Phillips Edison & Company,
Inc. REIT
170 6,361
Compass, Inc. — Class A*
866 6,330
Axos Financial, Inc.*
74 6,297
Hut 8 Corp.*
131 6,145
HA Sustainable Infrastructure
Capital, Inc.
167 6,137
Selective Insurance Group,
Inc.
81 6,107
Radian Group, Inc.
183 6,054
Independent Bank Corp.
96 6,046
Terawulf, Inc.*
415 5,988
Riot Platforms, Inc.*
470 5,809
Associated Banc-Corp
224 5,793
Core Scientific, Inc.*
387 5,790
Eastern Bankshares, Inc.
294 5,751
Moelis & Co. — Class A
100 5,700
Cipher Digital, Inc.*
438 5,637
Texas Capital Bancshares,
Inc.*
59 5,598
Flagstar Bank North America
410 5,400
First Financial Bankshares,
Inc.
181 5,330
Fulton Financial Corp.
259 5,268
CNO Financial Group, Inc.
127 5,215
Lemonade, Inc.*
83 5,202
Tanger, Inc. REIT
153 5,199
United Community Banks, Inc.
165 5,196
National Health Investors, Inc.
REIT
64 5,175
Outfront Media, Inc. REIT
194 5,141
ServisFirst Bancshares, Inc.
70 5,098
International Bancshares
Corp.
74 4,979
Independence Realty Trust,
Inc. REIT
327 4,869
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
BGC Group, Inc. — Class A
496 $ 4,851
WSFS Financial Corp.
72 4,713
COPT Defense Properties
REIT
154 4,712
Broadstone Net Lease, Inc.
256 4,677
Renasant Corp.
129 4,661
Bread Financial Holdings, Inc.
62 4,643
StepStone Group,
Inc. — Class A
95 4,533
BankUnited, Inc.
100 4,516
First BanCorp
211 4,507
WesBanco, Inc.
128 4,415
Enova International, Inc.*
32 4,347
Cathay General Bancorp
87 4,338
PJT Partners, Inc. — Class A
31 4,331
Genworth Financial, Inc.*
533 4,328
Palomar Holdings, Inc.*
36 4,302
Community Financial System,
Inc.
72 4,223
Blackstone Mortgage Trust,
Inc. — Class A REIT
218 4,175
MARA Holdings, Inc.*
509 4,153
Bank of Hawaii Corp.
54 4,010
Victory Capital Holdings,
Inc. — Class A
61 3,994
Seacoast Banking
Corporation of Florida
131 3,968
Towne Bank
116 3,906
NMI Holdings, Inc.*
104 3,901
Cushman & Wakefield Ltd.*
317 3,886
First Interstate BancSystem,
Inc. — Class A
116 3,874
Simmons First National
Corp. — Class A
197 3,832
First Financial Bancorp
137 3,820
Nicolet Bankshares, Inc.
25 3,715
LXP Industrial Trust REIT
80 3,701
DigitalBridge Group, Inc.
239 3,685
Provident Financial Services,
Inc.
174 3,682
McGrath RentCorp
33 3,639
SL Green Realty Corp. REIT
98 3,620
Apple Hospitality REIT, Inc.
307 3,534
PennyMac Financial Services,
Inc.
40 3,496
Acadia Realty Trust REIT
181 3,461
Urban Edge Properties REIT
172 3,437
Dynex Capital, Inc. REIT
269 3,432
Curbline Properties Corp.
REIT
133 3,430
CVB Financial Corp.
174 3,374
Beacon Financial Corp.
112 3,360
Marex Group plc
75 3,344
Four Corners Property Trust,
Inc. REIT
140 3,311
First Merchants Corp.
85 3,292
Park National Corp.
20 3,269
Mercury General Corp.
37 3,262
InvenTrust Properties Corp.
REIT
107 3,259
WaFd, Inc.
103 3,234
St. Joe Co.
51 3,203

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
188 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Artisan Partners Asset
Management, Inc. — Class
A
86 $ 3,130
Trustmark Corp.
74 3,118
First Bancorp
55 3,099
Banc of California, Inc.
176 3,094
Newmark Group,
Inc. — Class A
203 3,043
BancFirst Corp.
28 3,038
SiriusPoint Ltd.*
140 3,016
Bancorp, Inc.*
56 3,009
Upstart Holdings, Inc.*
117 3,001
Bank of NT Butterfield & Son
Ltd.
57 2,991
NBT Bancorp, Inc.
70 2,981
FB Financial Corp.
57 2,961
First Busey Corp.
116 2,931
Customers Bancorp, Inc.*
42 2,915
Cleanspark, Inc.*
341 2,902
Baldwin Insurance Group,
Inc.*
129 2,830
Banner Corp.
45 2,731
Enterprise Financial Services
Corp.
50 2,706
Pathward Financial, Inc.
30 2,677
ARMOUR Residential REIT,
Inc. REIT
155 2,585
DiamondRock Hospitality Co.
REIT
275 2,577
Global Net Lease, Inc. REIT
267 2,499
First Commonwealth Financial
Corp.
142 2,496
Northwest Bancshares, Inc.
196 2,487
Dave, Inc.*
14 2,437
WisdomTree, Inc.
167 2,432
Pagseguro Digital
Ltd. — Class A
242 2,425
Stock Yards Bancorp, Inc.
36 2,386
Cohen & Steers, Inc.
38 2,377
Horace Mann Educators
Corp.
55 2,347
OFG Bancorp
58 2,347
Stellar Bancorp, Inc.
64 2,343
Stewart Information Services
Corp.
38 2,340
Getty Realty Corp. REIT
73 2,321
LTC Properties, Inc.
62 2,304
City Holding Co.
19 2,271
Smartstop Self Storage REIT,
Inc. REIT
75 2,271
Sunstone Hotel Investors, Inc.
REIT
249 2,243
LendingClub Corp.*
155 2,220
Nelnet, Inc. — Class A
17 2,192
Skyward Specialty Insurance
Group, Inc.*
50 2,184
HCI Group, Inc.
14 2,165
NETSTREIT Corp.
115 2,165
Hilltop Holdings, Inc.
59 2,113
S&T Bancorp, Inc.
50 2,092
Douglas Emmett, Inc.
222 2,091
Arbor Realty Trust, Inc. REIT
266 2,051
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Apollo Commercial Real
Estate Finance, Inc. REIT
194 $ 2,049
German American Bancorp,
Inc.
49 2,048
National Bank Holdings
Corp. — Class A
52 2,036
Encore Capital Group, Inc.*
29 2,033
Acadian Asset Management,
Inc.
37 2,014
Diversified Healthcare Trust
REIT
296 1,965
Walker & Dunlop, Inc.
44 1,953
Lakeland Financial Corp.
34 1,951
TriCo Bancshares
41 1,949
Veris Residential, Inc. REIT
103 1,944
Ellington Financial, Inc. REIT
164 1,943
Federal Agricultural Mortgage
Corp. — Class C
13 1,929
Xenia Hotels & Resorts, Inc.
130 1,928
Pebblebrook Hotel Trust
152 1,920
Innovative Industrial
Properties, Inc. REIT
38 1,906
Bank First Corp.
14 1,891
QCR Holdings, Inc.
22 1,880
Dime Community
Bancshares, Inc.
55 1,860
Triumph Financial, Inc.*
31 1,849
Hope Bancorp, Inc.
164 1,832
Hamilton Insurance Group
Ltd. — Class B
61 1,820
Kennedy-Wilson Holdings,
Inc.
168 1,818
Sila Realty Trust, Inc. REIT
76 1,800
Webull Corp.*
374 1,795
Orchid Island Capital, Inc.
REIT
250 1,758
ConnectOne Bancorp, Inc.
65 1,740
1st Source Corp.
25 1,730
ProAssurance Corp.*
70 1,730
Westamerica BanCorp
33 1,721
Slide Insurance Holdings,
Inc.*
95 1,710
Origin Bancorp, Inc.
41 1,700
Two Harbors Investment
Corp. REIT
145 1,656
Peoples Bancorp, Inc.
49 1,611
Live Oak Bancshares, Inc.
48 1,587
UMH Properties, Inc. REIT
110 1,587
Perella Weinberg Partners
86 1,562
Merchants Bancorp
36 1,545
Ladder Capital Corp. REIT
156 1,524
Enact Holdings, Inc.
37 1,510
Fidelis Insurance Holdings
Ltd.
77 1,471
Safety Insurance Group, Inc.
20 1,453
Preferred Bank/Los Angeles
CA
16 1,451
Bitdeer Technologies
Group — Class A*
165 1,427
Tompkins Financial Corp.
18 1,419
PennyMac Mortgage
Investment Trust REIT
121 1,411

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 189
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Goosehead Insurance,
Inc. — Class A*
33 $ 1,408
Chimera Investment Corp.
REIT
112 1,406
OceanFirst Financial Corp.
77 1,389
Coastal Financial Corp.*
18 1,370
MFA Financial, Inc. REIT
143 1,370
American Assets Trust, Inc.
REIT
73 1,344
Community Trust Bancorp,
Inc.
22 1,336
Centerspace REIT
23 1,321
Trupanion, Inc.*
51 1,306
Univest Financial Corp.
38 1,302
F&G Annuities & Life, Inc.
51 1,291
Employers Holdings, Inc.
31 1,275
Heritage Financial Corp.
48 1,248
Miami International Holdings,
Inc.*
32 1,245
Southside Bancshares, Inc.
40 1,244
RLJ Lodging Trust REIT
167 1,239
Old Second Bancorp, Inc.
61 1,230
Universal Insurance Holdings,
Inc.
36 1,230
Capitol Federal Financial, Inc.
171 1,219
Burford Capital Ltd.
269 1,216
Virtus Investment Partners,
Inc.
9 1,209
Amalgamated Financial Corp.
31 1,205
Byline Bancorp, Inc.
38 1,200
Easterly Government
Properties, Inc. REIT
56 1,200
JBG SMITH Properties REIT
82 1,198
First Mid Bancshares, Inc.
29 1,195
Burke & Herbert Financial
Services Corp.
19 1,184
NB Bancorp, Inc.
55 1,159
Amerant Bancorp, Inc.
52 1,146
Piedmont Realty Trust, Inc.
REIT*
173 1,137
CNB Financial Corp.
39 1,129
Northeast Bank
10 1,124
Central Pacific Financial Corp.
35 1,119
Mercantile Bank Corp.
22 1,111
Hanmi Financial Corp.
42 1,107
Camden National Corp.
23 1,091
Peakstone Realty Trust REIT
52 1,086
Business First Bancshares,
Inc.
40 1,082
Esquire Financial Holdings,
Inc.
10 1,075
United Fire Group, Inc.
29 1,075
Safehold, Inc. REIT
79 1,069
Patria Investments
Ltd. — Class A
84 1,058
TrustCo Bank Corporation NY
24 1,051
Heritage Commerce Corp.
84 1,048
Whitestone REIT REIT
63 1,017
BrightSpire Capital, Inc. REIT
181 1,014
Brookfield Business
Corp. — Class A
32 1,012
First Financial Corp.
16 1,011
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Horizon Bancorp, Inc.
61 $ 1,011
Farmers National Banc Corp.
76 1,000
CBL & Associates Properties,
Inc. REIT
26 999
Metropolitan Bank Holding
Corp.
12 999
Empire State Realty Trust,
Inc. — Class A REIT
192 998
Franklin BSP Realty Trust,
Inc. REIT
115 976
Mechanics Bancorp — Class
A
66 974
Resolute Holdings
Management, Inc.*
6 974
Redwood Trust, Inc. REIT
173 971
Eagle Bancorp, Inc.
39 970
PRA Group, Inc.*
55 963
HomeTrust Bancshares, Inc.
22 938
Orrstown Financial Services,
Inc.
26 938
First Community Bankshares,
Inc.
22 913
Marcus & Millichap, Inc.
34 904
Washington Trust Bancorp,
Inc.
27 903
AMERISAFE, Inc.
27 900
Mid Penn Bancorp, Inc.
28 900
Equity Bancshares,
Inc. — Class A
20 888
Financial Institutions, Inc.
28 888
Adamas Trust, Inc. REIT
119 876
Republic Bancorp,
Inc. — Class A
12 847
Southern Missouri Bancorp,
Inc.
13 831
Five Star Bancorp
22 830
Capital City Bank Group, Inc.
19 826
Heritage Insurance Holdings,
Inc.*
31 814
GCM Grosvenor, Inc. — Class
A
83 813
Shore Bancshares, Inc.
43 803
NexPoint Residential Trust,
Inc. REIT
32 800
CTO Realty Growth, Inc. REIT
43 795
SmartFinancial, Inc.
20 782
Peapack-Gladstone Financial
Corp.
22 775
Metrocity Bankshares, Inc.
27 774
Arrow Financial Corp.
23 772
Navient Corp.
93 761
Alerus Financial Corp.
32 759
Great Southern Bancorp, Inc.
12 758
South Plains Financial, Inc.
18 754
Invesco Mortgage Capital,
Inc. REIT
93 751
Carter Bankshares, Inc.*
32 746
Compass Diversified Holdings
94 739
TPG RE Finance Trust, Inc.
REIT
94 734
Gladstone Commercial Corp.
REIT
64 732
Universal Health Realty
Income Trust REIT
18 728

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
190 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Community West Bancshares
31 $ 722
Alexander's, Inc. REIT
3 709
Strive, Inc. — Class A*
70 701
Peoples Financial Services
Corp.
13 693
Flushing Financial Corp.
45 691
Northfield Bancorp, Inc.
51 691
LendingTree, Inc.*
16 686
Northrim BanCorp, Inc.
30 686
Bar Harbor Bankshares
21 681
Third Coast Bancshares, Inc.*
18 681
ACNB Corp.
14 670
Columbia Financial, Inc.*
38 665
Root, Inc. — Class A*
15 663
eXp World Holdings, Inc.
110 659
Firstsun Capital Bancorp*
18 656
Hippo Holdings, Inc.*
25 652
Brandywine Realty Trust REIT
240 650
Cannae Holdings, Inc.
57 648
Midland States Bancorp, Inc.
29 647
Summit Hotel Properties, Inc.
REIT
146 645
Greenlight Capital Re
Ltd. — Class A*
37 640
Red River Bancshares, Inc.
7 633
AH Realty Trust, Inc. REIT
112 616
International Money Express,
Inc.*
39 616
Home Bancorp, Inc.
10 606
Community Healthcare Trust,
Inc. REIT
38 604
Kearny Financial Corp.
80 604
NerdWallet, Inc. — Class A*
58 602
Southern First Bancshares,
Inc.*
11 600
Chiron Real Estate, Inc. REIT
18 595
Farmland Partners, Inc. REIT
53 595
First Business Financial
Services, Inc.
11 593
Bit Digital, Inc.*
443 580
Jefferson Capital, Inc.
30 577
Sierra Bancorp
17 577
Postal Realty Trust,
Inc. — Class A REIT
31 575
Hingham Institution For
Savings
2 572
California BanCorp
32 567
ChoiceOne Financial
Services, Inc.
20 562
One Liberty Properties, Inc.
REIT
26 558
Tiptree, Inc.
33 558
Saul Centers, Inc. REIT
17 554
Ridgepost Capital,
Inc. — Class A
76 552
Bank of Marin Bancorp
21 538
First Foundation, Inc.*
89 525
Unity Bancorp, Inc.
10 518
Diamond Hill Investment
Group, Inc.
3 516
Bridgewater Bancshares, Inc.*
29 513
RBB Bancorp
24 513
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Chatham Lodging Trust REIT
65 $ 512
West BanCorp, Inc.
21 500
Bowhead Specialty Holdings,
Inc.*
22 493
Gladstone Land Corp. REIT
48 490
KKR Real Estate Finance
Trust, Inc. REIT
80 490
Bankwell Financial Group,
Inc.
10 485
Northpointe Bancshares, Inc.
28 483
First Bank
30 480
Civista Bancshares, Inc.
21 479
Colony Bankcorp, Inc.
24 479
Capital Bancorp, Inc.
16 476
Citizens & Northern Corp.
21 469
Ponce Financial Group, Inc.*
28 468
Farmers & Merchants
Bancorp, Inc.
18 462
BayCom Corp.
15 446
Abacus Global Management,
Inc.
56 441
Hudson Pacific Properties,
Inc. REIT*
74 437
Investors Title Co.
2 435
Wealthfront Corp.*
47 435
HBT Financial, Inc.
16 428
Industrial Logistics Properties
Trust REIT
75 426
First Bancorp, Inc.
15 420
Regional Management Corp.
13 419
Orange County Bancorp, Inc.
13 416
Northeast Community
Bancorp, Inc.
17 405
World Acceptance Corp.*
3 405
Parke Bancorp, Inc.
14 398
Primis Financial Corp.
30 398
MVB Financial Corp.
16 397
Waterstone Financial, Inc.
22 397
Donegal Group, Inc. — Class
A
23 395
Timberland Bancorp, Inc.
10 394
FrontView REIT, Inc. REIT
25 387
American Coastal Insurance
Corp.
34 383
MBIA, Inc.*
64 378
SITE Centers Corp. REIT
70 378
Blue Ridge Bankshares, Inc.
89 374
Real Brokerage, Inc.*
149 373
Atlanticus Holdings Corp.*
7 367
Citizens Financial Services,
Inc.
6 367
John Marshall Bancorp, Inc.
18 365
Ares Commercial Real Estate
Corp.
74 355
Investar Holding Corp.
13 355
Norwood Financial Corp.
12 353
Onity Group, Inc.*
9 353
FRP Holdings, Inc.*
16 350
GBank Financial Holdings,
Inc.*
13 348
FS Bancorp, Inc.
9 347
FB Bancorp, Inc.*
25 343

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 191
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Plumas Bancorp
7 $ 342
RMR Group, Inc. — Class A
22 340
Ames National Corp.
12 339
NewtekOne, Inc.
31 339
PCB Bancorp
15 337
Western New England
Bancorp, Inc.
26 336
FVCBankcorp, Inc.
22 334
Ready Capital Corp. REIT
203 329
James River Group Holdings,
Inc.
52 328
National Bankshares, Inc.
9 328
Alpine Income Property Trust,
Inc. REIT
18 324
Oak Valley Bancorp
10 324
Chemung Financial Corp.
6 323
Citizens, Inc.*
63 317
Franklin Financial Services
Corp.
6 306
Claros Mortgage Trust, Inc.
REIT*
128 305
Fidelity D&D Bancorp, Inc.
7 303
First National Corp.
11 296
LCNB Corp.
19 296
CoastalSouth Bancshares,
Inc.
12 295
First Western Financial, Inc.*
12 295
First United Corp.
8 293
C&F Financial Corp.
4 292
First Community Corp.
10 292
Service Properties Trust REIT
215 291
Sky Harbour Group Corp.*
30 289
TPG Mortgage Investment
Trust, Inc. REIT
39 285
Paysign, Inc.*
48 283
Octave Specialty Group, Inc.*
60 279
Stratus Properties, Inc.*
9 275
Innventure, Inc.*
70 274
Chicago Atlantic Real Estate
Finance, Inc. REIT
24 272
Hawthorn Bancshares, Inc.
8 270
Virginia National Bankshares
Corp.
7 267
OppFi, Inc.
34 262
Kingsway Financial Services,
Inc.*
25 261
Citizens Community Bancorp,
Inc.
13 257
LINKBANCORP, Inc.
30 250
Better Home & Finance
Holding Co.*
7 249
First Capital, Inc.
5 248
Meridian Corp.
13 246
Legacy Housing Corp.*
12 245
NET Lease Office Properties
REIT
21 242
NexPoint Diversified Real
Estate Trust REIT
52 242
Bank7 Corp.
6 239
CB Financial Services, Inc.
7 239
Princeton Bancorp, Inc.
7 236
Peoples Bancorp of North
Carolina, Inc.
6 235
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Velocity Financial, Inc.*
13 $ 235
Commercial Bancgroup, Inc.
9 234
Kingstone Companies, Inc.
16 233
BV Financial, Inc.*
12 230
Crawford & Co. — Class A
23 229
OP Bancorp
17 226
First Internet Bancorp
11 224
Greene County Bancorp, Inc.
10 224
Pioneer Bancorp, Inc.*
16 223
MainStreet Bancshares, Inc.
10 222
Ohio Valley Banc Corp.
5 219
AlTi Global, Inc.*
60 217
Oportun Financial Corp.*
47 217
Seaport Entertainment Group,
Inc.*
10 215
American Integrity Insurance
Group, Inc.
11 212
Eagle Financial Services, Inc.
6 210
Security National Financial
Corp. — Class A*
22 209
Eagle Bancorp Montana, Inc.
10 206
Finwise Bancorp*
13 206
BRT Apartments Corp.
15 200
BCB Bancorp, Inc.
22 198
Medallion Financial Corp.
23 197
Braemar Hotels & Resorts,
Inc. REIT
83 196
Modiv Industrial, Inc. REIT
13 186
SR Bancorp, Inc.
11 186
ECB Bancorp, Inc.*
11 184
Finward Bancorp
5 182
Ategrity Specialty Holdings
LLC*
9 178
Richmond Mutual BanCorp,
Inc.
13 176
ACRES Commercial Realty
Corp. REIT*
9 174
SB Financial Group, Inc.
8 168
Douglas Elliman, Inc.*
102 167
Westwood Holdings Group,
Inc.
10 165
Seven Hills Realty Trust REIT
20 164
loanDepot, Inc. — Class A*
114 162
Riverview Bancorp, Inc.
29 160
Maui Land & Pineapple
Company, Inc.*
10 154
Hanover Bancorp, Inc.
7 151
RE/MAX Holdings,
Inc. — Class A*
26 150
Landmark Bancorp, Inc.
6 149
Nexpoint Real Estate
Finance, Inc. REIT
11 148
Silvercrest Asset Management
Group, Inc. — Class A
11 148
Angel Oak Mortgage REIT,
Inc. REIT
17 140
CF Bankshares, Inc.
5 140
Sound Financial Bancorp, Inc.
3 131
NI Holdings, Inc.*
10 129
Union Bankshares, Inc.
5 122
Rithm Property Trust, Inc.
REIT
9 121

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
192 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
FINANCIAL - 14.8% (continued)
Selectquote, Inc.*
191 $ 120
Strawberry Fields REIT, Inc.
REIT
10 119
Sunrise Realty Trust, Inc.
REIT
14 107
Chain Bridge Bancorp,
Inc. — Class A*
3 105
Transcontinental Realty
Investors, Inc.*
3 105
Consumer Portfolio Services,
Inc.*
13 100
Finance Of America
Companies, Inc. — Class
A*
6 100
Rhinebeck Bancorp, Inc.*
6 93
Lument Finance Trust, Inc.
REIT
64 81
Patriot National Bancorp, Inc.*
62 80
Franklin Street Properties
Corp. REIT
107 71
SWK Holdings Corp.
4 68
Clipper Realty, Inc. REIT
19 57
Bakkt, Inc.*
7 52
eHealth, Inc.*
40 52
Mobile Infrastructure Corp.*
20 45
Siebert Financial Corp.*
20 38
American Realty Investors,
Inc.*
2 31
Vroom, Inc.*
2 27
Kestrel Group Ltd.*
2 22
Logistic Properties Of The
Americas*
4 13
GoHealth, Inc. — Class A*
7 11
Total Financial 891,134
CONSUMER, NON-CYCLICAL - 14 .6%
Bridgebio Pharma, Inc.*
214 15,892
Guardant Health, Inc.*
166 15,333
Ensign Group, Inc.
76 15,314
Madrigal Pharmaceuticals,
Inc.*
23 12,040
Arrowhead Pharmaceuticals,
Inc.*
182 11,411
Praxis Precision Medicines,
Inc.*
35 11,277
Cytokinetics, Inc.*
162 10,677
Vaxcyte, Inc.*
168 9,762
HealthEquity, Inc.*
114 9,527
Axsome Therapeutics, Inc.*
56 9,465
Krystal Biotech, Inc.*
33 8,525
Protagonist Therapeutics,
Inc.*
78 8,221
Glaukos Corp.*
76 8,182
Alkermes plc*
219 7,744
BrightSpring Health Services,
Inc.*
174 7,414
Cogent Biosciences, Inc.*
190 7,313
PTC Therapeutics, Inc.*
106 7,222
Nuvalent, Inc. — Class A*
68 6,967
Xenon Pharmaceuticals, Inc.*
117 6,804
Terns Pharmaceuticals, Inc.*
129 6,801
Lantheus Holdings, Inc.*
88 6,675
TG Therapeutics, Inc.*
196 6,511
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Kymera Therapeutics, Inc.*
77 $ 6,413
Rhythm Pharmaceuticals,
Inc.*
72 6,262
Arcellx, Inc.*
52 5,971
Laureate Education, Inc.*
171 5,958
Amicus Therapeutics, Inc.*
402 5,813
Brink's Co.
56 5,803
Scholar Rock Holding Corp.*
118 5,801
Option Care Health, Inc.*
215 5,788
CRISPR Therapeutics AG*
119 5,661
Merit Medical Systems, Inc.*
79 5,445
CG oncology, Inc.*
80 5,414
Celcuity, Inc.*
47 5,365
Covista, Inc.*
46 5,302
RadNet, Inc.*
93 5,198
Ligand Pharmaceuticals,
Inc. — Class B*
26 5,191
Mirum Pharmaceuticals, Inc.*
56 5,173
IRhythm Holdings, Inc.*
43 5,075
Apogee Therapeutics, Inc.*
60 5,050
Indivior Pharmaceuticals, Inc.*
164 4,999
Stride, Inc.*
56 4,938
Crinetics Pharmaceuticals,
Inc.*
133 4,831
StoneCo Ltd. — Class A*
339 4,787
Spyre Therapeutics, Inc.*
94 4,741
LivaNova plc*
74 4,703
Cal-Maine Foods, Inc.
59 4,670
TransMedics Group, Inc.*
45 4,473
Korn Ferry
71 4,469
Herc Holdings, Inc.
44 4,380
Brookdale Senior Living, Inc.*
314 4,296
ICU Medical, Inc.*
33 4,262
Graham Holdings
Co. — Class B
4 4,229
Erasca, Inc.*
256 4,142
Integer Holdings Corp.*
47 4,136
GPGI, Inc.
240 4,104
Dianthus Therapeutics, Inc.*
48 4,028
Twist Bioscience Corp.*
83 3,944
Catalyst Pharmaceuticals,
Inc.*
158 3,912
Prestige Consumer
Healthcare, Inc.*
65 3,853
Supernus Pharmaceuticals,
Inc.*
74 3,825
Tarsus Pharmaceuticals, Inc.*
54 3,788
ACADIA Pharmaceuticals,
Inc.*
170 3,784
Marzetti Co.
27 3,735
United Natural Foods, Inc.*
82 3,695
Denali Therapeutics, Inc.*
192 3,686
WD-40 Co.
18 3,671
Ideaya Biosciences, Inc.*
110 3,665
Remitly Global, Inc.*
232 3,635
Haemonetics Corp.*
63 3,551
Arcutis Biotherapeutics, Inc.*
150 3,534
Veracyte, Inc.*
107 3,446
Concentra Group Holdings
Parent, Inc.
160 3,432
Travere Therapeutics, Inc.*
113 3,357

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 193
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Vera Therapeutics, Inc.*
83 $ 3,339
Liquidia Corp.*
88 3,321
Privia Health Group, Inc.*
159 3,271
Perdoceo Education Corp.
86 3,200
Andersons, Inc.
44 3,158
Verra Mobility Corp.*
219 3,130
Beam Therapeutics, Inc.*
131 3,122
10X Genomics, Inc. — Class
A*
147 3,121
ABM Industries, Inc.
81 3,120
Dyne Therapeutics, Inc.*
172 3,118
Vita Coco Company, Inc.*
65 3,114
Oscar Health, Inc. — Class A*
270 3,097
LeMaitre Vascular, Inc.
28 3,057
ImmunityBio, Inc.*
398 3,053
Tango Therapeutics, Inc.*
145 3,033
GEO Group, Inc.*
180 3,026
Immunome, Inc.*
138 3,018
Chefs' Warehouse, Inc.*
50 2,973
Huron Consulting Group, Inc.*
23 2,932
BioCryst Pharmaceuticals,
Inc.*
305 2,904
Legence Corp. — Class A*
51 2,879
Edgewise Therapeutics, Inc.*
91 2,867
ADMA Biologics, Inc.*
317 2,856
Celldex Therapeutics, Inc.*
90 2,855
Adaptive Biotechnologies
Corp.*
204 2,832
Alarm.com Holdings, Inc.*
65 2,807
Neogen Corp.*
295 2,741
Syndax Pharmaceuticals,
Inc.*
117 2,733
Immunovant, Inc.*
110 2,732
National HealthCare Corp.
17 2,715
CoreCivic, Inc.*
139 2,628
Agios Pharmaceuticals, Inc.*
77 2,605
Oruka Therapeutics, Inc.*
53 2,600
Strategic Education, Inc.
31 2,572
Amneal Pharmaceuticals,
Inc.*
203 2,523
GRAIL, Inc.*
48 2,481
Pediatrix Medical Group, Inc.*
115 2,460
EVERTEC, Inc.
87 2,455
Definium Therapeutics, Inc.*
129 2,438
Aurinia Pharmaceuticals, Inc.*
162 2,401
Select Medical Holdings Corp.
147 2,395
Disc Medicine, Inc.*
37 2,366
Innoviva, Inc.*
101 2,353
Addus HomeCare Corp.*
25 2,341
Arcus Biosciences, Inc.*
108 2,333
Spectrum Brands Holdings,
Inc.
31 2,285
Universal Technical Institute,
Inc.*
63 2,274
Interparfums, Inc.
25 2,271
Vericel Corp.*
69 2,220
CorVel Corp.*
40 2,186
Day One Biopharmaceuticals,
Inc.*
101 2,165
Stoke Therapeutics, Inc.*
66 2,149
Soleno Therapeutics, Inc.*
64 2,143
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Viridian Therapeutics, Inc.*
109 $ 2,132
Nurix Therapeutics, Inc.*
137 2,124
Enliven Therapeutics, Inc.*
54 2,117
Herbalife Ltd.*
142 2,090
Turning Point Brands, Inc.
24 2,083
John Wiley & Sons,
Inc. — Class A
54 2,057
Axogen, Inc.*
62 2,054
Ocular Therapeutix, Inc.*
242 2,050
Alumis, Inc.*
92 2,027
Omnicell, Inc.*
60 2,003
Artivion, Inc.*
54 1,977
Marqeta, Inc. — Class A*
484 1,975
Ardelyx, Inc.*
328 1,965
Arlo Technologies, Inc.*
138 1,964
UFP Technologies, Inc.*
10 1,936
PACS Group, Inc.*
60 1,927
ANI Pharmaceuticals, Inc.*
25 1,922
Flywire Corp.*
163 1,897
Recursion Pharmaceuticals,
Inc. — Class A*
618 1,897
AtriCure, Inc.*
66 1,883
Payoneer Global, Inc.*
388 1,874
PROCEPT BioRobotics
Corp.*
74 1,851
Relay Therapeutics, Inc.*
184 1,831
CBIZ, Inc.*
68 1,826
Fresh Del Monte Produce,
Inc.
45 1,812
Tandem Diabetes Care, Inc.*
94 1,802
Ingles Markets, Inc. — Class
A
20 1,798
TIC Solutions, Inc.*
273 1,796
Healthcare Services Group,
Inc.*
96 1,781
Enovis Corp.*
78 1,775
Intellia Therapeutics, Inc.*
138 1,769
Kodiak Sciences, Inc.*
46 1,754
Alphatec Holdings, Inc.*
161 1,752
Progyny, Inc.*
103 1,749
Universal Corp.
33 1,739
Mineralys Therapeutics, Inc.*
64 1,734
Zymeworks, Inc.*
69 1,728
Deluxe Corp.
62 1,707
Novavax, Inc.*
208 1,693
Amylyx Pharmaceuticals, Inc.*
121 1,682
Harmony Biosciences
Holdings, Inc.*
60 1,681
Cimpress plc*
23 1,679
GeneDx Holdings Corp.*
26 1,670
J & J Snack Foods Corp.
21 1,665
Simply Good Foods Co.*
116 1,665
Capricor Therapeutics, Inc.*
54 1,642
ICF International, Inc.
25 1,632
Lincoln Educational Services
Corp.*
40 1,627
Iovance Biotherapeutics, Inc.*
455 1,597
NPK International, Inc.*
109 1,579
US Physical Therapy, Inc.
21 1,574
Harrow, Inc.*
44 1,551

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
194 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Phibro Animal Health
Corp. — Class A
28 $ 1,549
PROG Holdings, Inc.
54 1,549
AdaptHealth Corp.*
130 1,547
QuidelOrtho Corp.*
94 1,544
Novocure Ltd.*
141 1,537
TriNet Group, Inc.
41 1,494
CONMED Corp.
42 1,485
Trevi Therapeutics, Inc.*
124 1,479
CRA International, Inc.
9 1,457
Willdan Group, Inc.*
19 1,455
LifeStance Health Group,
Inc.*
228 1,452
Collegium Pharmaceutical,
Inc.*
43 1,422
Nuvation Bio, Inc.*
330 1,416
Pennant Group, Inc.*
46 1,402
Astrana Health, Inc.*
57 1,398
AnaptysBio, Inc.*
25 1,387
American Public Education,
Inc.*
24 1,365
WaVe Life Sciences Ltd.*
188 1,363
Monte Rosa Therapeutics,
Inc.*
82 1,349
Edgewell Personal Care Co.
63 1,344
NeoGenomics, Inc.*
181 1,343
Biohaven Ltd.*
158 1,337
Upbound Group, Inc.
74 1,336
Teladoc Health, Inc.*
245 1,335
Sezzle, Inc.*
21 1,329
EyePoint, Inc.*
103 1,328
Insperity, Inc.
49 1,325
Taysha Gene Therapies, Inc.*
296 1,323
First Advantage Corp.*
111 1,305
Tyra Biosciences, Inc.*
34 1,302
Dole plc
91 1,300
Weis Markets, Inc.
19 1,299
Surgery Partners, Inc.*
106 1,264
Palvella Therapeutics, Inc.*
10 1,246
Pacira BioSciences, Inc.*
55 1,243
CareDx, Inc.*
71 1,233
Rapport Therapeutics, Inc.*
39 1,220
Xeris Biopharma Holdings,
Inc.*
210 1,218
Olema Pharmaceuticals, Inc.*
81 1,208
Azenta, Inc.*
57 1,204
Fortrea Holdings, Inc.*
127 1,196
Xencor, Inc.*
99 1,194
BrightView Holdings, Inc.*
100 1,179
MBX Biosciences, Inc.*
39 1,164
Quanex Building Products
Corp.
64 1,150
National Beverage Corp.*
34 1,144
Geron Corp.*
760 1,132
Coursera, Inc.*
194 1,129
Vir Biotechnology, Inc.*
125 1,120
Matthews International
Corp. — Class A
42 1,084
Butterfly Network, Inc.*
268 1,083
Corvus Pharmaceuticals, Inc.*
74 1,083
Maze Therapeutics, Inc.*
36 1,075
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Tootsie Roll Industries, Inc.
25 $ 1,068
KalVista Pharmaceuticals,
Inc.*
53 1,067
Driven Brands Holdings, Inc.*
84 1,059
iRadimed Corp.
11 1,059
Savara, Inc.*
194 1,059
MannKind Corp.*
421 1,031
ORIC Pharmaceuticals, Inc.*
81 1,026
Cullinan Therapeutics, Inc.*
72 1,023
Barrett Business Services,
Inc.
35 1,021
Guardian Pharmacy Services,
Inc. — Class A*
27 1,017
BioLife Solutions, Inc.*
53 1,011
ArriVent Biopharma, Inc.*
43 992
AMN Healthcare Services,
Inc.*
54 990
Clover Health Investments
Corp.*
562 989
Annexon, Inc.*
178 986
Enhabit, Inc.*
70 986
SELLAS Life Sciences Group,
Inc.*
232 981
Amphastar Pharmaceuticals,
Inc.*
50 980
Vestis Corp.*
124 975
Mister Car Wash, Inc.*
139 969
Castle Biosciences, Inc.*
39 957
Transcat, Inc.*
13 955
Arbutus Biopharma Corp.*
212 954
Compass Therapeutics, Inc.*
179 947
UroGen Pharma Ltd.*
52 935
Grocery Outlet Holding Corp.*
132 931
Carriage Services, Inc.
20 913
Seneca Foods Corp. — Class
A*
6 907
Kura Oncology, Inc.*
111 902
Eton Pharmaceuticals, Inc.*
36 888
Integra LifeSciences Holdings
Corp.*
94 885
Legalzoom.com, Inc.*
156 885
Avanos Medical, Inc.*
63 883
Sionna Therapeutics, Inc.*
22 882
John B Sanfilippo & Son, Inc.
11 873
SunOpta, Inc.*
134 868
STAAR Surgical Co.*
46 860
Theravance Biopharma, Inc.*
53 860
Bicara Therapeutics, Inc.*
43 855
Green Dot Corp. — Class A*
75 842
Omeros Corp.*
79 834
Mission Produce, Inc.*
59 812
Precigen, Inc.*
209 809
Utz Brands, Inc.
102 808
Inhibrx Biosciences, Inc.*
12 807
Arvinas, Inc.*
75 795
Tactile Systems Technology,
Inc.*
30 784
Ironwood Pharmaceuticals,
Inc.*
223 783
Janux Therapeutics, Inc.*
55 765
Esperion Therapeutics, Inc.*
278 762
Hertz Global Holdings, Inc.*
164 756

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 195
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Ennis, Inc.
35 $ 750
Cass Information Systems,
Inc.
17 748
Mama's Creations, Inc.*
48 736
Kforce, Inc.
25 731
Embecta Corp.
82 725
Cytek Biosciences, Inc.*
165 721
Septerna, Inc.*
30 721
Zevra Therapeutics, Inc.*
76 708
Replimune Group, Inc.*
92 704
Vital Farms, Inc.*
49 692
FTAI Infrastructure, Inc.
137 677
Rigel Pharmaceuticals, Inc.*
25 676
Monro, Inc.
42 674
SI-BONE, Inc.*
53 669
Bright Minds Biosciences,
Inc.*
9 657
MiMedx Group, Inc.*
166 656
Ceribell, Inc.*
35 642
LB Pharmaceuticals, Inc.*
26 641
Emergent BioSolutions, Inc.*
76 631
Udemy, Inc.*
136 628
Zenas Biopharma, Inc.*
32 626
AngioDynamics, Inc.*
55 625
Calavo Growers, Inc.
24 619
Orthofix Medical, Inc.*
54 619
ARS Pharmaceuticals, Inc.*
77 618
Varex Imaging Corp.*
58 615
CorMedix, Inc.*
90 611
Jade Biosciences, Inc.
43 604
Phathom Pharmaceuticals,
Inc.*
54 600
Anteris Technologies Global
Corp.*
107 594
Bioventus, Inc. — Class A*
65 593
Solid Biosciences, Inc.*
82 590
OPKO Health, Inc.*
508 579
BioAge Labs, Inc.*
33 577
Myriad Genetics, Inc.*
128 576
Tejon Ranch Co.*
30 565
Custom Truck One Source,
Inc.*
85 558
REGENXBIO, Inc.*
66 553
Village Super Market,
Inc. — Class A
13 549
Altimmune, Inc.*
176 542
Pulse Biosciences, Inc.*
25 540
Sana Biotechnology, Inc.*
187 539
Vanda Pharmaceuticals, Inc.*
78 539
Kestra Medical Technologies
Ltd.*
27 538
Community Health Systems,
Inc.*
182 535
Beta Bionics, Inc.*
53 531
Prothena Corporation plc*
54 525
4D Molecular Therapeutics,
Inc.*
56 521
B&G Foods, Inc.
108 519
Allogene Therapeutics, Inc.*
211 515
Pacific Biosciences of
California, Inc.*
384 507
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Atea Pharmaceuticals, Inc.*
94 $ 506
Nature's Sunshine Products,
Inc.*
21 504
Aquestive Therapeutics, Inc.*
121 502
MeiraGTx Holdings plc*
58 502
Aktis Oncology, Inc.*
28 501
Lexeo Therapeutics, Inc.*
86 494
Entrada Therapeutics, Inc.*
39 492
Spire Global, Inc.*
39 491
Akebia Therapeutics, Inc.*
348 484
Aveanna Healthcare
Holdings, Inc.*
74 477
Prime Medicine, Inc.*
136 473
Cerus Corp.*
257 468
MapLight Therapeutics, Inc.*
23 468
Natural Grocers by Vitamin
Cottage, Inc.
18 465
Tectonic Therapeutic, Inc.*
15 464
Fulgent Genetics, Inc.*
29 461
Helen of Troy Ltd.*
32 461
Fulcrum Therapeutics, Inc.*
60 460
Absci Corp.*
153 459
Hackett Group, Inc.
35 455
Aclaris Therapeutics, Inc.*
121 454
Viemed Healthcare, Inc.*
49 451
NeuroPace, Inc.*
34 447
Personalis, Inc.*
70 446
Keros Therapeutics, Inc.*
40 442
Maravai LifeSciences
Holdings, Inc. — Class A*
152 430
Rocket Pharmaceuticals, Inc.*
118 422
Target Hospitality Corp.*
45 418
Cross Country Healthcare,
Inc.*
44 414
Upstream Bio, Inc.*
46 414
XOMA Royalty Corp.*
13 408
Nathan's Famous, Inc.
4 403
Olaplex Holdings, Inc.*
195 396
Delcath Systems, Inc.*
42 390
Honest Company, Inc.*
131 385
ADC Therapeutics S.A.*
102 383
Puma Biotechnology, Inc.*
60 383
Kelly Services, Inc. — Class A
43 381
OrthoPediatrics Corp.*
24 381
Cadiz, Inc.*
77 378
Strata Critical Medical, Inc.*
90 376
ACCO Brands Corp.
123 369
Beyond Meat, Inc.*
524 368
MGP Ingredients, Inc.
20 368
Distribution Solutions Group,
Inc.*
14 367
Anavex Life Sciences Corp.*
117 359
Aura Biosciences, Inc.*
53 355
Enanta Pharmaceuticals, Inc.*
28 354
Design Therapeutics, Inc.*
33 351
Alight, Inc. — Class A
600 350
Perspective Therapeutics,
Inc.*
84 350
Verastem, Inc.*
64 339
ClearPoint Neuro, Inc.*
37 337

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
196 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Ginkgo Bioworks Holdings,
Inc.*
55 $ 337
Monopar Therapeutics, Inc.*
6 329
Evommune, Inc.*
14 322
Niagen Bioscience, Inc.*
73 322
OraSure Technologies, Inc.*
106 318
Paysafe Ltd.*
46 313
SIGA Technologies, Inc.
58 310
Limoneira Co.
23 309
Evolus, Inc.*
75 308
National Research Corp.
18 306
RxSight, Inc.*
48 296
Lumexa Imaging Holdings,
Inc.*
34 292
Editas Medicine, Inc.*
118 291
Alico, Inc.
7 289
Rezolute, Inc.*
93 284
Ardent Health, Inc.*
33 282
Neurogene, Inc.*
14 282
USANA Health Sciences, Inc.*
16 280
Arcturus Therapeutics
Holdings, Inc.*
36 278
USCB Financial Holdings, Inc.
15 278
CapsoVision, Inc.*
38 277
Abeona Therapeutics, Inc.*
61 273
Quad/Graphics, Inc.
41 271
Candel Therapeutics, Inc.*
55 269
Larimar Therapeutics, Inc.*
59 266
KORU Medical Systems, Inc.*
60 259
Sonida Senior Living, Inc.*
8 258
Oncology Institute, Inc.*
83 255
Franklin Covey Co.*
16 253
Coherus Oncology, Inc.*
149 252
Voyager Therapeutics, Inc.*
65 251
DiaMedica Therapeutics, Inc.*
37 250
Utah Medical Products, Inc.
4 248
Anika Therapeutics, Inc.*
17 246
Accendra Health, Inc.*
106 242
Eledon Pharmaceuticals, Inc.*
78 240
Repay Holdings Corp.*
92 239
European Wax Center,
Inc. — Class A*
41 237
Electromed, Inc.*
10 234
Protara Therapeutics, Inc.*
45 234
Acacia Research Corp.*
48 231
Organogenesis Holdings,
Inc.*
96 228
Acme United Corp.
5 225
Innovage Holding Corp.*
28 225
Foghorn Therapeutics, Inc.*
46 220
CVRx, Inc.*
23 218
Westrock Coffee Co.*
51 217
Greenwich Lifesciences, Inc.*
9 216
Benitec Biopharma, Inc.*
20 213
Protalix BioTherapeutics, Inc.*
97 210
Alector, Inc.*
96 206
Inogen, Inc.*
33 204
Nano-X Imaging Ltd.*
90 204
OmniAb, Inc.*
130 204
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Fennec Pharmaceuticals,
Inc.*
33 $ 203
Shoulder Innovations, Inc.*
14 203
Atrium Therapeutics, Inc.*
15 201
LENZ Therapeutics, Inc.*
22 201
Information Services Group,
Inc.
49 188
Quanterix Corp.*
52 183
Fate Therapeutics, Inc.*
151 181
Chaince Digital Holdings, Inc.*
45 179
MediWound Ltd.*
11 177
SANUWAVE Health, Inc.*
10 173
Resources Connection, Inc.
46 172
Heron Therapeutics, Inc.*
213 170
Priority Technology Holdings,
Inc.*
35 165
Alta Equipment Group, Inc.
29 156
TrueBlue, Inc.*
40 156
Medifast, Inc.*
15 153
Quantum-Si, Inc.*
198 153
Tonix Pharmaceuticals
Holding Corp.*
11 151
Stereotaxis, Inc.*
80 147
Lifecore Biomedical, Inc.*
39 145
Beauty Health Co.*
160 142
Cardiff Oncology, Inc.*
87 141
Inhibikase Therapeutics, Inc.*
84 141
Nuvectis Pharma, Inc.*
18 139
agilon health, Inc.*
17 136
Lifeway Foods, Inc.*
7 135
RCM Technologies, Inc.*
7 134
Aldeyra Therapeutics, Inc.*
76 128
Nkarta, Inc.*
59 124
CPI Card Group, Inc.*
8 116
Lucid Diagnostics, Inc.*
96 110
Humacyte, Inc.*
174 106
Joint Corp.*
12 106
HF Foods Group, Inc.*
56 104
Korro Bio, Inc.*
9 102
MaxCyte, Inc.*
142 100
KinderCare Learning
Companies, Inc.*
44 97
aTyr Pharma, Inc.*
121 94
Forrester Research, Inc.*
16 91
Gyre Therapeutics, Inc.*
13 91
Emerald Holding, Inc.
20 90
Treace Medical Concepts,
Inc.*
67 90
Hain Celestial Group, Inc.*
127 89
Outset Medical, Inc.*
23 88
TriSalus Life Sciences, Inc.*
22 88
Gossamer Bio, Inc.*
265 87
SoundThinking, Inc.*
13 86
DocGo, Inc.*
128 81
Cartesian Therapeutics, Inc.*
13 80
HireQuest, Inc.
8 80
Journey Medical Corp.*
17 80
LENSAR, Inc.*
13 77
Neuronetics, Inc.*
51 74
FitLife Brands, Inc.*
5 71

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 197
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, NON-CYCLICAL - 14.6% (continued)
Pulmonx Corp.*
54 $ 70
Sanara Medtech, Inc.*
4 69
BRC, Inc. — Class A*
87 68
Lifevantage Corp.
15 65
TuHURA Biosciences, Inc.*
36 64
Avita Medical, Inc.*
17 63
MarketWise, Inc.
3 56
Waldencast plc — Class A*
59 56
Accuray, Inc.*
142 55
Biote Corp. — Class A*
41 55
AirSculpt Technologies, Inc.*
18 51
Zevia PBC — Class A*
44 51
Forafric Global plc*
5 48
Ispire Technology, Inc.*
26 48
Atlantic International Corp.*
15 45
Alpha Teknova, Inc.*
15 43
SBC Medical Group Holdings,
Inc.*
8 33
Aardvark Therapeutics, Inc.*
8 30
Myomo, Inc.*
43 29
Inmune Bio, Inc.*
23 26
Solesence, Inc.*
26 25
Actuate Therapeutics, Inc.*
8 22
Tvardi Therapeutics, Inc.*
5 16
Ligand Pharmaceuticals,
Inc.*
,a
24 —
Total Consumer, Non-cyclical 880,744
INDUSTRIAL - 12 .2%
Bloom Energy Corp. — Class
A*
295 39,970
Fabrinet*
49 25,554
Kratos Defense & Security
Solutions, Inc.*
244 17,204
Advanced Energy Industries,
Inc.
51 16,458
Sterling Infrastructure, Inc.*
40 16,291
Modine Manufacturing Co.*
71 15,386
TTM Technologies, Inc.*
138 13,444
Dycom Industries, Inc.*
39 13,214
SPX Technologies, Inc.*
65 12,996
Chart Industries, Inc.*
61 12,612
Moog, Inc. — Class A
38 11,120
Watts Water Technologies,
Inc. — Class A
37 10,741
Primoris Services Corp.
73 10,442
Fluor Corp.*
217 10,123
ESCO Technologies, Inc.
35 9,848
Argan, Inc.
18 9,804
AeroVironment, Inc.*
51 9,336
Sanmina Corp.*
72 9,334
Zurn Elkay Water Solutions
Corp.
203 9,103
Terex Corp.
152 8,983
JBT Marel Corp.
70 8,951
Federal Signal Corp.
81 8,759
EnerSys
50 8,686
GATX Corp.
48 8,196
Applied Optoelectronics, Inc.*
89 7,528
Plexus Corp.*
36 7,291
Enpro, Inc.
29 7,269
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
INDUSTRIAL - 12.2% (continued)
UFP Industries, Inc.
78 $ 7,185
Construction Partners,
Inc. — Class A*
64 7,112
Granite Construction, Inc.
59 7,073
Powell Industries, Inc.
13 7,034
Arcosa, Inc.
66 7,005
Matson, Inc.
42 6,885
Casella Waste Systems,
Inc. — Class A*
85 6,744
Joby Aviation, Inc.*
790 6,525
Knife River Corp.*
78 6,369
Atmus Filtration Technologies,
Inc.
111 6,301
Badger Meter, Inc.
40 6,094
Belden, Inc.
53 6,086
Mirion Technologies, Inc.*
327 6,079
MYR Group, Inc.*
21 5,929
AAR Corp.*
53 5,801
Novanta, Inc.*
49 5,787
Mueller Water Products,
Inc. — Class A
210 5,773
CSW Industrials, Inc.
22 5,733
IES Holdings, Inc.*
12 5,718
OSI Systems, Inc.*
21 5,576
Itron, Inc.*
62 5,557
Frontdoor, Inc.*
98 5,180
Mercury Systems, Inc.*
71 5,177
AZZ, Inc.
40 5,005
Vicor Corp.*
31 4,991
Franklin Electric Company,
Inc.
53 4,885
Tutor Perini Corp.
61 4,709
Kadant, Inc.
16 4,678
Avient Corp.
126 4,574
Scorpio Tankers, Inc.
61 4,554
Exponent, Inc.
67 4,372
Cactus, Inc. — Class A
92 4,358
Archer Aviation, Inc. — Class
A*
821 4,245
Standex International Corp.
16 4,078
Materion Corp.
28 4,050
International Seaways, Inc.
55 4,008
Boise Cascade Co.
50 3,792
Griffon Corp.
52 3,779
Kennametal, Inc.
104 3,758
nLight, Inc.*
63 3,592
Trinity Industries, Inc.
110 3,540
Centuri Holdings, Inc.*
119 3,476
RXO, Inc.*
222 3,246
DHT Holdings, Inc.
177 3,234
Knowles Corp.*
117 3,005
Vishay Intertechnology, Inc.
166 2,988
Hub Group, Inc. — Class A
82 2,955
ArcBest Corp.
30 2,951
Helios Technologies, Inc.
45 2,912
Astronics Corp.*
42 2,803
Intuitive Machines, Inc.*
150 2,784
Bel Fuse, Inc. — Class B
14 2,772
Atkore, Inc.
46 2,710
Benchmark Electronics, Inc.
48 2,691

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
198 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
INDUSTRIAL - 12.2% (continued)
Enerpac Tool Group Corp.
73 $ 2,662
Amprius Technologies, Inc.*
155 2,613
DXP Enterprises, Inc.*
18 2,515
Teekay Tankers Ltd. — Class
A
33 2,420
Xometry, Inc. — Class A*
59 2,410
CECO Environmental Corp.*
40 2,383
NuScale Power Corp.*
215 2,331
Ducommun, Inc.*
19 2,318
Alamo Group, Inc.
14 2,310
Werner Enterprises, Inc.
78 2,294
Thermon Group Holdings,
Inc.*
45 2,268
Hillman Solutions Corp.*
271 2,255
Worthington Enterprises, Inc.
43 2,242
O-I Glass, Inc.*
207 2,176
Greenbrier Companies, Inc.
41 2,159
Greif, Inc. — Class A
32 2,146
Ichor Holdings Ltd.*
46 2,144
Albany International
Corp. — Class A
40 2,088
American Superconductor
Corp.*
61 2,065
Enviri Corp.*
103 2,021
Proto Labs, Inc.*
33 1,882
CTS Corp.
39 1,863
Napco Security Technologies,
Inc.
47 1,851
Red Cat Holdings, Inc.*
140 1,833
Gorman-Rupp Co.
29 1,802
Dorian LPG Ltd.
52 1,778
SFL Corporation Ltd.
164 1,770
Astec Industries, Inc.
32 1,723
World Kinect Corp.
74 1,707
Nordic American Tankers Ltd.
285 1,670
Lindsay Corp.
14 1,667
Gibraltar Industries, Inc.*
40 1,595
Tennant Co.
24 1,594
Great Lakes Dredge & Dock
Corp.*
93 1,581
TriMas Corp.
44 1,581
Voyager Technologies,
Inc. — Class A*
65 1,520
Tecnoglass, Inc.
34 1,515
Masterbrand, Inc.*
174 1,446
Energizer Holdings, Inc.
86 1,412
Worthington Steel, Inc.
46 1,396
Ryerson Holding Corp.
61 1,371
FLEX LNG Ltd.
44 1,307
Evolv Technologies Holdings,
Inc.*
209 1,264
Redwire Corp.*
143 1,215
Cadre Holdings, Inc.
39 1,197
Enovix Corp.*
229 1,186
Allient, Inc.
20 1,182
Limbach Holdings, Inc.*
15 1,171
LSB Industries, Inc.*
76 1,132
NANO Nuclear Energy, Inc.*
55 1,126
Graham Corp.*
14 1,105
Myers Industries, Inc.
52 1,101
Marten Transport Ltd.
82 1,077
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
INDUSTRIAL - 12.2% (continued)
Costamare, Inc.
62 $ 1,048
NWPX Infrastructure, Inc.*
13 1,012
Montrose Environmental
Group, Inc.*
46 1,007
Apogee Enterprises, Inc.
30 1,006
Janus International Group,
Inc.*
190 978
Genco Shipping & Trading
Ltd.
43 970
National Presto Industries,
Inc.
7 959
PureCycle Technologies, Inc.*
182 945
Teekay Corp. Ltd.
73 891
Smith & Wesson Brands, Inc.
62 888
Insteel Industries, Inc.
26 874
Metallus, Inc.*
52 850
Firefly Aerospace, Inc.*
29 826
Kimball Electronics, Inc.*
34 805
American Woodmark Corp.*
20 797
Ardagh Metal Packaging S.A.
194 786
Sturm Ruger & Company, Inc.
19 762
Navigator Holdings Ltd.
39 754
Ardmore Shipping Corp.
48 732
Energy Recovery, Inc.*
71 715
Park Aerospace Corp.
26 712
LSI Industries, Inc.
37 688
Willis Lease Finance Corp.
4 681
Cardinal Infrastructure Group,
Inc. — Class A*
17 674
Beta Technologies,
Inc. — Class A*
45 661
Heartland Express, Inc.
62 645
Mesa Laboratories, Inc.
7 619
Eastman Kodak Co.*
66 597
Columbus McKinnon Corp.
40 581
Orion Group Holdings, Inc.*
53 578
CryoPort, Inc.*
69 571
Covenant Logistics Group,
Inc.
21 570
Bowman Consulting Group
Ltd.*
20 569
Himalaya Shipping Ltd.
42 559
Manitowoc Company, Inc.*
48 559
Power Solutions International,
Inc.*
9 548
York Space Systems, Inc.*
24 532
Greif, Inc. — Class B
6 525
Hyster-Yale, Inc.
16 520
Titan America S.A.
34 509
Safe Bulkers, Inc.
78 494
Forward Air Corp.*
29 485
Kopin Corp.*
209 470
Luxfer Holdings plc
38 463
NVE Corp.
7 458
Aebi Schmidt Holding AG
47 456
Richtech Robotics,
Inc. — Class B*
210 439
L B Foster Co. — Class A*
14 391
Standard BioTools, Inc.*
416 382
Bel Fuse, Inc. — Class A
2 360
Mayville Engineering
Company, Inc.*
20 359

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 199
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
INDUSTRIAL - 12.2% (continued)
Latham Group, Inc.*
63 $ 338
TSS, Inc.*
26 338
Radiant Logistics, Inc.*
47 331
Eve Holding, Inc.*
131 325
Aspen Aerogels, Inc.*
93 318
Clearwater Paper Corp.*
22 316
Park-Ohio Holdings Corp.
13 313
Pangaea Logistics Solutions
Ltd.
42 297
Tredegar Corp.*
37 294
Pure Cycle Corp.*
28 282
AerSale Corp.*
45 280
Karat Packaging, Inc.
10 279
Lightbridge Corp.*
26 277
Core Molding Technologies,
Inc.*
12 269
Perma-Fix Environmental
Services, Inc.*
24 257
Mistras Group, Inc.*
17 251
Outdoor Holding Co.*
121 243
Ranpak Holdings Corp.*
66 236
908 Devices, Inc.*
38 233
Byrna Technologies, Inc.*
25 229
Concrete Pumping Holdings,
Inc.*
32 228
Gencor Industries, Inc.*
15 225
Proficient Auto Logistics, Inc.*
33 224
Energy Services of America
Corp.
17 223
MicroVision, Inc.*
344 221
Sight Sciences, Inc.*
58 219
Turtle Beach Corp.*
21 213
M-Tron Industries, Inc.*
3 201
Palladyne AI Corp.*
33 200
Universal Logistics Holdings,
Inc.
9 190
Costamare Bulkers Holdings
Ltd.*
12 186
Eastern Co.
8 162
Omega Flex, Inc.
5 155
JELD-WEN Holding, Inc.*
119 148
Pro-Dex, Inc.*
3 147
Ascent Industries Co.*
11 146
Smith-Midland Corp.*
4 130
Arq, Inc.*
44 113
KULR Technology Group,
Inc.*
46 109
SKYX Platforms Corp.*
85 95
AIRO Group Holdings, Inc.*
10 76
AirJoule Technologies Corp.*
30 75
Net Power, Inc.*
48 75
NL Industries, Inc.
12 70
PAMT CORP*
8 68
Neonode, Inc.*
15 21
Southland Holdings, Inc.*
15 19
Total Industrial 735,206
CONSUMER, CYCLICAL - 6 .1%
FirstCash Holdings, Inc.
53 9,964
Brinker International, Inc.*
59 8,423
Installed Building Products,
Inc.
31 8,220
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, CYCLICAL - 6.1% (continued)
Taylor Morrison Home Corp.*
130 $ 7,571
VSE Corp.
36 6,638
Boot Barn Holdings, Inc.*
41 6,001
Resideo Technologies, Inc.*
174 5,866
Meritage Homes Corp.
91 5,627
Champion Homes, Inc.*
75 5,578
Urban Outfitters, Inc.*
88 5,575
Abercrombie & Fitch
Co. — Class A*
61 5,574
Life Time Group Holdings,
Inc.*
204 5,496
Rush Enterprises,
Inc. — Class A
82 5,421
Tri Pointe Homes, Inc.*
114 5,327
Group 1 Automotive, Inc.
16 5,290
Kontoor Brands, Inc.
75 5,272
PriceSmart, Inc.
35 5,267
Dana, Inc.
153 5,148
Asbury Automotive Group,
Inc.*
26 5,081
SkyWest, Inc.*
55 5,051
UniFirst Corp.
20 5,032
Academy Sports & Outdoors,
Inc.
89 5,024
Patrick Industries, Inc.
44 4,887
Cavco Industries, Inc.*
10 4,843
Shake Shack, Inc. — Class A*
53 4,689
Signet Jewelers Ltd.
53 4,486
Garrett Motion, Inc.
240 4,361
Advance Auto Parts, Inc.
82 4,325
Victoria's Secret & Co.*
93 4,311
KB Home
83 4,295
M/I Homes, Inc.*
35 4,286
OPENLANE, Inc.*
144 4,198
Cinemark Holdings, Inc.
142 4,050
Polaris, Inc.
73 3,978
LCI Industries
32 3,935
Dorman Products, Inc.*
37 3,861
American Eagle Outfitters,
Inc.
218 3,641
Red Rock Resorts,
Inc. — Class A
67 3,575
Phinia, Inc.
52 3,559
Acushnet Holdings Corp.
37 3,459
Cheesecake Factory, Inc.
63 3,449
Visteon Corp.
37 3,371
Steven Madden Ltd.
97 3,290
Madison Square Garden
Entertainment Corp.*
54 3,181
HNI Corp.
95 3,172
Hilton Grand Vacations, Inc.*
80 3,130
OneSpaWorld Holdings Ltd.
133 3,052
Warby Parker, Inc. — Class
A*
134 2,823
Capri Holdings Ltd.*
159 2,802
Green Brick Partners, Inc.*
43 2,771
National Vision Holdings, Inc.*
107 2,771
Rush Street Interactive, Inc.*
125 2,719
Atlanta Braves Holdings,
Inc. — Class C*
63 2,690
Lionsgate Studios Corp.*
269 2,580

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
200 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, CYCLICAL - 6.1% (continued)
Marriott Vacations Worldwide
Corp.
38 $ 2,475
Callaway Golf Co.*
178 2,471
Blue Bird Corp.*
43 2,442
Goodyear Tire & Rubber Co.*
364 2,413
Super Group SGHC Ltd.
218 2,354
Six Flags Entertainment
Corp.*
131 2,325
IMAX Corp.*
59 2,243
Peloton Interactive,
Inc. — Class A*
518 2,222
Sonos, Inc.*
165 2,211
Central Garden & Pet
Co. — Class A*
67 2,172
Buckle, Inc.
43 2,165
Adient plc*
106 2,142
Interface, Inc.
79 1,969
Century Communities, Inc.
34 1,951
Kohl's Corp.
149 1,922
Sally Beauty Holdings, Inc.*
136 1,884
Dauch Corp.*
312 1,850
Leggett & Platt, Inc.
186 1,838
Brightstar Lottery plc
144 1,835
La-Z-Boy, Inc.
57 1,832
Wolverine World Wide, Inc.
110 1,795
JetBlue Airways Corp.*
406 1,794
Carter's, Inc.
48 1,716
Winmark Corp.
4 1,710
Monarch Casino & Resort,
Inc.
17 1,625
Allegiant Travel Co.*
20 1,621
XPEL, Inc.*
34 1,505
Papa John's International, Inc.
45 1,458
Sonic Automotive,
Inc. — Class A
21 1,440
G-III Apparel Group Ltd.
50 1,385
MillerKnoll, Inc.
95 1,374
Douglas Dynamics, Inc.
32 1,347
Alliance Laundry Holdings,
Inc.*
60 1,244
United Parks & Resorts, Inc.*
38 1,241
Sun Country Airlines
Holdings, Inc.*
72 1,189
Winnebago Industries, Inc.
38 1,178
Gentherm, Inc.*
42 1,167
LGI Homes, Inc.*
28 1,107
Pursuit Attractions and
Hospitality, Inc.*
30 1,099
Gold.com, Inc.
27 1,082
Daktronics, Inc.*
54 1,056
ScanSource, Inc.*
29 1,053
Standard Motor Products, Inc.
30 1,042
Global Business Travel Group
I*
179 999
Fox Factory Holding Corp.*
59 971
Lindblad Expeditions
Holdings, Inc.*
53 917
BJ's Restaurants, Inc.*
26 913
Ermenegildo Zegna N.V.
86 896
PC Connection, Inc.
15 877
Cracker Barrel Old Country
Store, Inc.
31 871
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, CYCLICAL - 6.1% (continued)
indie Semiconductor,
Inc. — Class A*
270 $ 869
First Watch Restaurant
Group, Inc.*
75 786
Hovnanian Enterprises,
Inc. — Class A*
7 776
Rush Enterprises,
Inc. — Class B
12 772
Oxford Industries, Inc.
20 770
Accel Entertainment, Inc.*
70 764
Sweetgreen, Inc. — Class A*
145 753
Beazer Homes USA, Inc.*
39 750
Ethan Allen Interiors, Inc.
33 735
Sabre Corp.*
505 732
MarineMax, Inc.*
27 731
Miller Industries, Inc.
16 729
Golden Entertainment, Inc.
27 721
Cooper-Standard Holdings,
Inc.*
24 669
Forestar Group, Inc.*
27 660
Malibu Boats, Inc. — Class A*
25 648
Bloomin' Brands, Inc.
118 637
Build-A-Bear Workshop, Inc.
17 637
Global Industrial Co.
20 630
Kura Sushi USA, Inc. — Class
A*
9 628
Solid Power, Inc.*
203 609
Clean Energy Fuels Corp.*
242 600
BlueLinx Holdings, Inc.*
11 596
AMC Entertainment Holdings,
Inc. — Class A*
606 594
Dream Finders Homes,
Inc. — Class A*
42 585
Camping World Holdings,
Inc. — Class A
85 581
Marcus Corp.
33 567
Aeva Technologies, Inc.*
43 566
Dine Brands Global, Inc.
21 551
Arko Corp.
96 534
El Pollo Loco Holdings, Inc.*
37 513
Movado Group, Inc.
21 513
Nu Skin Enterprises,
Inc. — Class A
69 502
Wabash National Corp.
58 500
Arhaus, Inc.
72 488
Caleres, Inc.
46 485
Titan Machinery, Inc.*
29 485
MasterCraft Boat Holdings,
Inc.*
23 472
Titan International, Inc.*
68 470
Zumiez, Inc.*
20 443
Atlanta Braves Holdings,
Inc. — Class A*
9 424
ThredUp, Inc. — Class A*
128 420
Portillo's, Inc. — Class A*
79 418
Microvast Holdings, Inc.*
277 415
Dave & Buster's
Entertainment, Inc.*
38 412
Genesco, Inc.*
14 406
Central Garden & Pet Co.*
11 404
Haverty Furniture Companies,
Inc.
19 402

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 201
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, CYCLICAL - 6.1% (continued)
Savers Value Village, Inc.*
53 $ 394
Strattec Security Corp.*
5 392
Shoe Carnival, Inc.
25 390
Rocky Brands, Inc.
10 387
Krispy Kreme, Inc.
108 366
Xperi, Inc.*
63 353
Biglari Holdings, Inc. — Class
B*
1 330
Johnson Outdoors,
Inc. — Class A
7 326
Hudson Technologies, Inc.*
55 323
EVgo, Inc.*
178 306
Petco Health & Wellness
Company, Inc.*
110 306
Citi Trends, Inc.*
7 303
Hyliion Holdings Corp.*
172 303
Weyco Group, Inc.
9 288
Black Rock Coffee Bar,
Inc. — Class A*
22 284
Reservoir Media, Inc.*
29 284
Falcon's Beyond Global,
Inc. — Class A*
20 282
Lovesac Co.*
19 281
RCI Hospitality Holdings, Inc.
12 274
Frontier Group Holdings, Inc.*
77 272
JAKKS Pacific, Inc.
13 259
Holley, Inc.*
84 258
Designer Brands,
Inc. — Class A
45 256
Methode Electronics, Inc.
46 254
Jack in the Box, Inc.
26 251
Inspired Entertainment, Inc.*
35 250
Escalade, Inc.
14 240
Xponential Fitness,
Inc. — Class A*
39 235
Webtoon Entertainment, Inc.*
25 230
Flexsteel Industries, Inc.
5 225
Motorcar Parts of America,
Inc.*
18 199
Hamilton Beach Brands
Holding Co. — Class A
10 189
Barnes & Noble Education,
Inc.*
21 185
Starz Entertainment Corp.*
16 184
Superior Group of
Companies, Inc.
16 163
American Outdoor Brands,
Inc.*
17 159
Bassett Furniture Industries,
Inc.
11 156
Funko, Inc. — Class A*
49 154
OneWater Marine,
Inc. — Class A*
16 151
Envela Corp.*
9 150
EVI Industries, Inc.
7 144
America's Car-Mart, Inc.*
11 140
J Jill, Inc.
10 115
Clarus Corp.
41 111
Lakeland Industries, Inc.
13 106
Bally's Corp.*
10 96
Virco Mfg. Corp.
15 92
Marine Products Corp.
12 87
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
CONSUMER, CYCLICAL - 6.1% (continued)
Livewire Group, Inc.*
52 $ 86
OPAL Fuels, Inc. — Class A*
30 76
Torrid Holdings, Inc.*
33 59
Sleep Number Corp.*
27 48
CompX International, Inc.
2 47
Faraday Future Intelligent
Electric, Inc.*
124 34
Total Consumer, Cyclical 369,559
TECHNOLOGY - 5 .4%
IonQ, Inc.*
463 13,348
Rambus, Inc.*
146 12,560
SiTime Corp.*
30 10,361
Planet Labs PBC*
365 10,202
FormFactor, Inc.*
105 10,184
Semtech Corp.*
126 9,688
Silicon Laboratories, Inc.*
44 9,159
Clearwater Analytics
Holdings, Inc. — Class A*
376 8,892
DigitalOcean Holdings, Inc.*
103 8,835
D-Wave Quantum, Inc.*
493 7,114
Rigetti Computing, Inc.*
437 6,135
ACI Worldwide, Inc.*
140 5,741
Clear Secure, Inc. — Class A
116 5,616
Fastly, Inc. — Class A*
192 5,580
Maximus, Inc.
74 4,743
Commvault Systems, Inc.*
60 4,673
Alignment Healthcare, Inc.*
264 4,652
Box, Inc. — Class A*
192 4,539
Kulicke & Soffa Industries,
Inc.
69 4,535
Zeta Global Holdings
Corp. — Class A*
284 4,521
NCR Atleos Corp.*
100 4,358
Qualys, Inc.*
49 4,305
Diodes, Inc.*
62 4,232
Workiva, Inc.*
69 4,114
Axcelis Technologies, Inc.*
42 3,909
Ultra Clean Holdings, Inc.*
61 3,793
Power Integrations, Inc.
74 3,789
Synaptics, Inc.*
53 3,712
Impinj, Inc.*
36 3,697
Waystar Holding Corp.*
149 3,592
Adeia, Inc.
147 3,532
SoundHound AI, Inc. — Class
A*
510 3,504
Varonis Systems, Inc.*
155 3,328
Photronics, Inc.*
78 3,152
NetScout Systems, Inc.*
96 3,052
CSG Systems International,
Inc.
38 3,038
SPS Commerce, Inc.*
52 2,895
Ambarella, Inc.*
56 2,883
Braze, Inc. — Class A*
117 2,762
ACM Research, Inc. — Class
A*
69 2,715
Veeco Instruments, Inc.*
80 2,709
Tenable Holdings, Inc.*
160 2,706
Insight Enterprises, Inc.*
39 2,613
Agilysys, Inc.*
35 2,490
Diebold Nixdorf, Inc.*
33 2,490

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
202 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
TECHNOLOGY - 5.4% (continued)
BlackLine, Inc.*
67 $ 2,479
V2X, Inc.*
36 2,466
Pitney Bowes, Inc.
221 2,442
Digi International, Inc.*
50 2,410
Navitas Semiconductor Corp.*
274 2,403
LiveRamp Holdings, Inc.*
84 2,228
Freshworks, Inc. — Class A*
275 2,208
ASGN, Inc.*
57 2,206
BigBear.ai Holdings, Inc.*
593 2,087
Blackbaud, Inc.*
52 2,008
Intapp, Inc.*
78 2,004
NextNav, Inc.*
124 1,986
MaxLinear, Inc.*
110 1,913
AvePoint, Inc.*
201 1,912
Cohu, Inc.*
62 1,898
Quantum Computing, Inc.*
276 1,891
Donnelley Financial Solutions,
Inc.*
35 1,650
Innodata, Inc.*
42 1,622
Five9, Inc.*
106 1,608
Alkami Technology, Inc.*
96 1,504
Aehr Test Systems*
40 1,483
Progress Software Corp.*
57 1,462
GigaCloud Technology,
Inc. — Class A*
32 1,452
C3.ai, Inc. — Class A*
170 1,431
PDF Solutions, Inc.*
43 1,407
Appian Corp. — Class A*
55 1,326
Genius Sports Ltd.*
299 1,325
SkyWater Technology, Inc.*
48 1,316
Ouster, Inc.*
71 1,304
Penguin Solutions, Inc.*
72 1,267
NCR Voyix Corp.*
190 1,203
Life360, Inc.*
28 1,143
Vertex, Inc. — Class A*
91 1,082
ACV Auctions, Inc. — Class
A*
234 992
Daily Journal Corp.*
2 965
Schrodinger Incorporated/
United States*
79 897
Talkspace, Inc.*
173 895
Mitek Systems, Inc.*
62 837
Amplitude, Inc. — Class A*
122 832
Cantaloupe, Inc.*
75 811
Porch Group, Inc.*
113 810
Alpha & Omega
Semiconductor Ltd.*
35 776
SEMrush Holdings,
Inc. — Class A*
65 776
Asana, Inc. — Class A*
121 774
Rezolve AI plc*
299 765
Pagaya Technologies
Ltd. — Class A*
64 746
Vishay Precision Group, Inc.*
17 738
PagerDuty, Inc.*
118 733
PAR Technology Corp.*
55 733
I3 Verticals, Inc. — Class A*
32 716
Bandwidth, Inc. — Class A*
38 677
Navan, Inc. — Class A*
51 675
Phreesia, Inc.*
79 662
Arteris, Inc.*
40 658
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
TECHNOLOGY - 5.4% (continued)
HeartFlow, Inc.*
27 $ 657
Consensus Cloud Solutions,
Inc.*
27 641
CEVA, Inc.*
33 616
Ambiq Micro, Inc.*
24 610
Omada Health, Inc.*
45 566
Red Violet, Inc.*
16 554
Yext, Inc.*
141 541
OneSpan, Inc.
51 537
Grid Dynamics Holdings, Inc.*
93 530
Rapid7, Inc.*
90 496
Nutex Health, Inc.*
5 475
N-able, Inc.*
101 472
Blend Labs, Inc. — Class A*
270 459
McGraw Hill, Inc.*
33 452
Ibotta, Inc. — Class A*
15 450
ON24, Inc.*
53 429
PubMatic, Inc. — Class A*
52 425
Sprout Social, Inc. — Class A*
73 416
Digital Turbine, Inc.*
143 412
Climb Global Solutions, Inc.
20 396
Weave Communications, Inc.*
82 379
IBEX Holdings Ltd.*
14 375
Evolent Health, Inc. — Class
A*
163 372
Corsair Gaming, Inc.*
66 366
Cerence, Inc.*
56 353
3D Systems Corp.*
183 344
VTEX — Class A*
81 324
Telos Corp.*
75 314
8x8, Inc.*
183 304
Asure Software, Inc.*
35 301
Simulations Plus, Inc.*
23 272
Conduent, Inc.*
207 265
Commerce.com, Inc.*
92 246
Cricut, Inc. — Class A
65 243
EverCommerce, Inc.*
21 240
Rimini Street, Inc.*
68 223
Playtika Holding Corp.
79 220
Immersion Corp.
39 213
Viant Technology,
Inc. — Class A*
19 213
Xerox Holdings Corp.
165 213
Via Transportation,
Inc. — Class A*
14 210
Vuzix Corp.*
89 206
eGain Corp.*
26 205
TruBridge, Inc.*
14 205
Unisys Corp.*
94 195
Blaize Holdings, Inc.*
102 186
Richardson Electronics Ltd.
17 186
Claritev Corp.*
11 180
Whitefiber, Inc.*
15 179
Aeluma, Inc.*
13 170
Atomera, Inc.*
41 156
Kaltura, Inc.*
114 139
Domo, Inc. — Class B*
45 138
CS Disco, Inc.*
33 126
ReposiTrak, Inc.
16 122
Health Catalyst, Inc.*
95 121

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 203
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
TECHNOLOGY - 5.4% (continued)
Rackspace Technology, Inc.*
117 $ 115
Digimarc Corp.*
22 108
CSP, Inc.
10 86
WM Technology, Inc.*
123 81
Silvaco Group, Inc.*
11 78
Expensify, Inc. — Class A*
84 73
TTEC Holdings, Inc.*
28 70
Airship AI Holdings, Inc.*
28 63
Definitive Healthcare Corp.*
50 62
Playstudios, Inc.*
124 58
Teads Holding Co.*
51 34
Skillsoft Corp.*
6 26
Meridian Holdings, Inc.*
1 7
Zspace, Inc.*
3 —
Total Technology 328,541
ENERGY - 4 .5%
Nextpower, Inc. — Class A*
197 23,748
SM Energy Co.
336 10,477
Noble Corporation plc
170 8,342
Transocean Ltd.*
1,253 8,307
Valaris Ltd.*
84 8,235
Archrock, Inc.
230 8,004
Magnolia Oil & Gas
Corp. — Class A
244 7,703
Murphy Oil Corp.
182 7,508
Core Natural Resources, Inc.
69 7,226
CNX Resources Corp.*
186 7,170
Golar LNG Ltd.
132 7,143
California Resources Corp.
99 6,853
Warrior Met Coal, Inc.
71 6,614
Kodiak Gas Services, Inc.
113 6,590
Liberty Energy, Inc. — Class A
213 6,134
Tidewater, Inc.*
66 5,514
Peabody Energy Corp.
165 5,437
PBF Energy, Inc. — Class A
113 5,381
Patterson-UTI Energy, Inc.
468 5,068
Helmerich & Payne, Inc.
132 4,756
Crescent Energy Co. — Class
A
347 4,685
Oceaneering International,
Inc.*
132 4,682
Gulfport Energy Corp.*
21 4,443
Par Pacific Holdings, Inc.*
67 4,197
Sunrun, Inc.*
306 4,149
Plug Power, Inc.*
1,786 4,036
Seadrill Ltd.*
86 3,913
Northern Oil & Gas, Inc.
130 3,800
Delek US Holdings, Inc.
80 3,606
Solaris Energy Infrastructure,
Inc. — Class A
62 3,504
Alpha Metallurgical
Resources, Inc.*
16 3,284
DNOW, Inc.*
256 3,049
Kinetik Holdings, Inc. — Class
A
61 2,953
Sable Offshore Corp.*
168 2,775
Talos Energy, Inc.*
169 2,663
Comstock Resources, Inc.*
100 2,108
Borr Drilling Ltd.
364 2,100
Eos Energy Enterprises, Inc.*
422 2,093
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
ENERGY - 4.5% (continued)
Select Water Solutions,
Inc. — Class A
131 $ 2,004
Expro Group Holdings N.V.*
111 1,933
Helix Energy Solutions Group,
Inc.*
194 1,919
ProPetro Holding Corp.*
132 1,902
Kosmos Energy Ltd.*
660 1,835
National Energy Services
Reunited Corp.*
85 1,825
NextDecade Corp.*
236 1,808
Bristow Group, Inc.
38 1,782
REX American Resources
Corp.*
39 1,777
Nabors Industries Ltd.*
19 1,635
Shoals Technologies Group,
Inc. — Class A*
234 1,540
Array Technologies, Inc.*
211 1,526
TETRA Technologies, Inc.*
178 1,517
Green Plains, Inc.*
90 1,481
CVR Energy, Inc.*
43 1,447
Atlas Energy Solutions, Inc.
109 1,430
Diversified Energy Co.
77 1,343
Innovex International, Inc.*
54 1,317
T1 Energy, Inc.*
274 1,203
Fluence Energy, Inc.*
87 1,197
Core Laboratories, Inc.
66 1,108
Excelerate Energy,
Inc. — Class A
32 1,069
BKV Corp.*
34 970
VAALCO Energy, Inc.
145 919
Oil States International, Inc.*
76 885
RPC, Inc.
125 885
Gevo, Inc.*
323 882
Ramaco Resources,
Inc. — Class A*
57 881
Forum Energy Technologies,
Inc.*
14 821
SunCoke Energy, Inc.
119 775
Vitesse Energy, Inc.
41 745
Hallador Energy Co.*
44 716
SandRidge Energy, Inc.
43 701
ASP Isotopes, Inc.*
153 676
Riley Exploration Permian,
Inc.
18 656
Flowco Holdings,
Inc. — Class A
26 536
Natural Gas Services Group,
Inc.
14 528
W&T Offshore, Inc.
139 474
Granite Ridge Resources, Inc.
76 446
Matrix Service Co.*
37 425
Ranger Energy Services,
Inc. — Class A
24 411
Infinity Natural Resources,
Inc. — Class A*
21 370
Summit Midstream Corp.*
12 363
Flotek Industries, Inc.*
20 339
NACCO Industries,
Inc. — Class A
6 312
PrimeEnergy Resources
Corp.*
1 233
Kolibri Global Energy, Inc.*
41 225

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
204 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
ENERGY - 4.5% (continued)
SEACOR Marine Holdings,
Inc.*
29 $ 208
Evolution Petroleum Corp.
44 202
HighPeak Energy, Inc.
26 179
Epsilon Energy Ltd.
27 166
DMC Global, Inc.*
27 141
New Fortress Energy, Inc.*
236 139
FutureFuel Corp.
35 135
Montauk Renewables, Inc.*
94 108
SunPower, Inc.*
84 107
ProFrac Holding
Corp. — Class A*
17 105
Mammoth Energy Services,
Inc.*
34 83
Empire Petroleum Corp.*
21 62
Prairie Operating Co.*
30 61
NextNRG, Inc.*
25 10
Verde Clean Fuels, Inc.*
6 10
Total Energy 269,738
COMMUNICATIONS - 3 .1%
EchoStar Corp. — Class A*
183 21,424
Credo Technology Group
Holding Ltd.*
218 20,464
InterDigital, Inc.
35 10,570
Viavi Solutions, Inc.*
311 10,350
Lumen Technologies, Inc.*
1,287 8,945
Viasat, Inc.*
167 7,649
Applied Digital Corp.*
321 7,621
Hims & Hers Health, Inc.*
277 5,751
Telephone and Data Systems,
Inc.
134 5,641
Vistance Networks, Inc.*
297 5,405
Globalstar, Inc.*
68 4,517
Sphere Entertainment Co.*
37 4,344
Q2 Holdings, Inc.*
85 4,021
Calix, Inc.*
81 3,968
Cargurus, Inc.*
107 3,643
Extreme Networks, Inc.*
181 2,729
ePlus, Inc.
36 2,709
Magnite, Inc.*
195 2,317
A10 Networks, Inc.
97 2,243
Ziff Davis, Inc.*
53 2,224
Uniti Group, Inc.*
229 2,148
Yelp, Inc.*
80 1,979
Upwork, Inc.*
171 1,874
Figs, Inc. — Class A*
124 1,831
TripAdvisor, Inc.*
157 1,674
Liberty Latin America
Ltd. — Class C*
176 1,552
USA TODAY Company, Inc.*
196 1,382
Harmonic, Inc.*
150 1,347
ADTRAN Holdings, Inc.*
104 1,308
Revolve Group, Inc.*
55 1,244
RealReal, Inc.*
134 1,217
Cogent Communications
Holdings, Inc.
63 1,187
IDT Corp. — Class B
23 1,129
Shenandoah
Telecommunications Co.
71 1,095
Scholastic Corp.
28 1,094
Liquidity Services, Inc.*
33 1,009
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
COMMUNICATIONS - 3.1% (continued)
BlackSky Technology, Inc.*
39 $ 981
Stagwell, Inc.*
153 962
Sprinklr, Inc. — Class A*
155 930
QuinStreet, Inc.*
76 913
NETGEAR, Inc.*
39 852
Preformed Line Products Co.
3 812
Rumble, Inc.*
148 755
Serve Robotics, Inc.*
88 743
HealthStream, Inc.
34 704
Sinclair, Inc.
54 699
Cable One, Inc.*
7 638
Anterix, Inc.*
16 611
Cars.com, Inc.*
74 601
EverQuote, Inc. — Class A*
38 586
Grindr, Inc.*
47 568
Shutterstock, Inc.
34 565
Powerfleet Incorporated NJ*
174 536
Gray Media, Inc.
123 534
Ooma, Inc.*
36 524
Satellogic, Inc. — Class A*
96 522
Stitch Fix, Inc. — Class A*
149 493
iHeartMedia, Inc. — Class A*
167 488
Optimum Communications,
Inc. — Class A*
365 475
MediaAlpha, Inc. — Class A*
47 437
Clearfield, Inc.*
16 424
Groupon, Inc.*
35 417
Nextdoor Holdings, Inc.*
295 413
Frequency Electronics, Inc.*
9 398
Gogo, Inc.*
96 386
ATN International, Inc.
14 381
Aviat Networks, Inc.*
16 362
Boston Omaha Corp. — Class
A*
31 362
fuboTV, Inc. — Class A*
38 359
Bed Bath & Beyond, Inc.*
77 357
Liberty Latin America
Ltd. — Class A*
41 354
Newsmax, Inc.*
65 339
Angi, Inc.*
49 336
Bumble, Inc. — Class A*
102 333
EW Scripps Co. — Class A*
88 327
Spok Holdings, Inc.
29 316
AMC Networks, Inc. — Class
A*
45 306
BK Technologies Corp.*
4 299
Ribbon Communications, Inc.*
132 280
National CineMedia, Inc.
90 274
Nexxen International Ltd.*
42 274
Backblaze, Inc. — Class A*
75 259
Entravision Communications
Corp. — Class A
87 258
Phoenix Education Partners,
Inc.
7 220
Inseego Corp.*
17 189
LifeMD, Inc.*
52 188
Open Lending Corp.*
144 180
ZipRecruiter, Inc. — Class A*
92 169
Tucows, Inc. — Class A*
9 154
Lands' End, Inc.*
13 146

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 205
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
COMMUNICATIONS - 3.1% (continued)
TechTarget, Inc.*
37 $ 144
Thryv Holdings, Inc.*
52 142
OptimizeRx Corp.*
22 138
CuriosityStream, Inc.
45 133
Crexendo, Inc.*
20 123
Getty Images Holdings, Inc.*
153 121
Advantage Solutions, Inc.*
5 106
1-800-Flowers.com,
Inc. — Class A*
31 94
Gambling.com Group Ltd.*
23 89
AudioEye, Inc.*
11 70
Gaia, Inc.*
24 66
Nerdy, Inc.*
81 66
BARK, Inc.*
129 65
Travelzoo*
9 53
Arena Group Holdings, Inc.*
18 39
Value Line, Inc.
1 35
Vivid Seats, Inc. — Class A*
4 24
Total Communications 186,102
BASIC MATERIALS - 2 .9%
Coeur Mining, Inc.*
1,376 25,828
Hecla Mining Co.
857 15,966
Commercial Metals Co.
150 9,214
Uranium Energy Corp.*
644 8,694
SSR Mining, Inc.*
275 8,085
Balchem Corp.
44 7,457
Energy Fuels, Inc.*
313 5,712
Cabot Corp.
70 5,272
Sensient Technologies Corp.
57 4,927
Perimeter Solutions, Inc.*
190 4,640
HB Fuller Co.
75 4,626
Constellium SE*
188 4,621
Chemours Co.
203 4,472
Century Aluminum Co.*
73 4,284
Hawkins, Inc.
26 3,994
Centrus Energy
Corp. — Class A*
23 3,993
USA Rare Earth, Inc.*
249 3,769
Ingevity Corp.*
49 3,490
Novagold Resources, Inc.*
379 3,403
Calumet, Inc.*
93 3,339
Perpetua Resources Corp.*
116 3,262
Minerals Technologies, Inc.
43 3,050
Kaiser Aluminum Corp.
22 2,651
Rogers Corp.*
24 2,576
Innospec, Inc.
34 2,483
Quaker Chemical Corp.
19 2,360
United States Lime &
Minerals, Inc.
15 1,959
Ecovyst, Inc.*
152 1,955
Sylvamo Corp.
45 1,901
Ivanhoe Electric Incorporated
/ US*
146 1,726
Tronox Holdings plc
166 1,622
Stepan Co.
30 1,499
US Antimony Corp.*
160 1,397
Koppers Holdings, Inc.
27 1,044
Rayonier Advanced Materials,
Inc.*
90 996
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
BASIC MATERIALS - 2.9% (continued)
Compass Minerals
International, Inc.*
42 $ 981
Oil-Dri Corporation of America
14 911
AdvanSix, Inc.
37 903
Ferroglobe plc
167 688
Mativ Holdings, Inc.
76 661
NioCorp Developments Ltd.*
147 656
Intrepid Potash, Inc.*
15 642
Critical Metals Corp.*
79 627
Dakota Gold Corp.*
121 611
Idaho Strategic Resources,
Inc.*
18 578
Contango Silver & Gold Inc*
28 525
Caledonia Mining Corporation
plc
23 520
Orion S.A.
78 507
Encore Energy Corp.*
256 461
Magnera Corp.*
44 418
American Battery Technology
Co.*
113 315
Vox Royalty Corp.
56 293
US Gold Corp.*
15 228
Kronos Worldwide, Inc.
31 204
Codexis, Inc.*
115 187
Friedman Industries, Inc.
9 159
Lifezone Metals Ltd.*
39 131
American Vanguard Corp.*
37 92
Valhi, Inc.
3 43
US Goldmining, Inc.*
2 23
Trinseo plc
48 5
Total Basic Materials 177,636
UTILITIES - 2 .0%
Ormat Technologies, Inc.
82 9,177
Oklo, Inc.*
165 8,182
Southwest Gas Holdings, Inc.
93 8,082
Portland General Electric Co.
153 8,074
TXNM Energy, Inc.
136 7,951
New Jersey Resources Corp.
136 7,469
Spire, Inc.
79 7,153
Black Hills Corp.
101 7,010
ONE Gas, Inc.
81 6,977
Brookfield Infrastructure
Corp. — Class A
163 6,442
Northwestern Energy Group,
Inc.
84 5,539
Otter Tail Corp.
52 4,564
Avista Corp.
111 4,456
Chesapeake Utilities Corp.
32 4,044
American States Water Co.
53 4,008
MGE Energy, Inc.
50 3,864
California Water Service
Group
82 3,718
Hawaiian Electric Industries,
Inc.*
221 3,280
Northwest Natural Holding
Co.
57 3,034
H2O America
45 2,640
Middlesex Water Co.
25 1,301
Unitil Corp.
23 1,201
Ameresco, Inc. — Class A*
45 1,147

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
206 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 65.6% (continued)
UTILITIES - 2.0% (continued)
Consolidated Water Company
Ltd.
21 $ 695
York Water Co.
20 609
Genie Energy Ltd. — Class B
30 424
RGC Resources, Inc.
12 265
Global Water Resources, Inc.
17 129
Total Utilities 121,435
GOVERNMENT - 0 .0%
Banco Latinoamericano
de Comercio Exterior
S.A. — Class E
39 1,992
Total Common Stocks
(Cost $3,286,818) 3,962,087
RIGHTS - 0 .0%
INDUSTRIAL - 0 .0%
M-Tron Industries, Inc.* 3 6
CONSUMER, NON-CYCLICAL - 0 .0%
Akero Therapeutics, Inc.*
,a
98 —
Assertio Holdings, Inc.*
,a
100 —
Cartesian Therapeutics, Inc.*
,a
179 —
Sanofi S.A.
Expiring 06/30/32*
,a
52 —
Tobira Therapeutics, Inc.*
,a
14 —
Total Consumer, Non-cyclical —
Total Rights
(Cost $39) 6
A
A
A SHARES VALUE
MUTUAL FUNDS - 17 .5%
Guggenheim Strategy Fund II
b
25,618 $ 633,783
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
42,083 422,937
Total Mutual Funds
(Cost $1,044,011) 1,056,720
MONEY MARKET FUNDS
c
- 0 .5%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
28,283 28,283
Total Money Market Funds
(Cost $28,283) 28,283
FACE
AMOUNT
REPURCHASE AGREEMENTS
f
- 5 .0%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 156,679 156,679
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 142,386 142,386
Total Repurchase Agreements
(Cost $299,065) 299,065
Total Investments - 88.6%
(Cost $4,658,216) $ 5,346,161
Other Assets & Liabilities, net - 11.4% 693,146
Total Net Assets - 100.0% $ 6,039,307
*
Non-income producing security.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts 21 Jun 2026 $ 2,637,285 $ (9,643)
– –

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 207
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
BNP Paribas
Russell 2000
Index Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 152 $ 380,468 $ (6,155)
Goldman Sachs
International
Russell 2000
Index Pay
4.34% (Federal
Funds Rate +
0.70%) At Maturity 06/15/26 526 1,312,041 (8,885)
Barclays Bank
plc
Russell 2000
Index Pay
4.43% (SOFR +
0.75%) At Maturity 06/16/26 298 742,782 (12,043)
$ 2,435,291 $ (27,083)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 3,962,087 $ — $ — $ 3,962,087
Rights 6 — —
a
6
Mutual Funds 1,056,720 — — 1,056,720
Money Market Funds 28,283 — — 28,283
Repurchase Agreements — 299,065 — 299,065
Total Assets $ 5,047,096 $ 299,065 $ — $ 5,346,161
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
b
$ 9,643 $ — $ — $ 9,643
Equity Index Swap Agreements
b
— 27,083 — 27,083
Total Liabilities $ 9,643 $ 27,083 $ — $ 36,726
a
Securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.

RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
208 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 636,857 $ — $ — $ — $ (3,074) $ 633,783 25,618 $ 32,752
Guggenheim Ultra
Short Duration Fund —
Institutional Class 562,295 — (140,000) 639 3 422,937 42,083 18,501
$ 1,199,152 $ — $ (140,000) $ 639 $ (3,071) $ 1,056,720 $ 51,253

RUSSELL 2000
®
1.5x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 209
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,315,140) $ 3,990,376
Investments in affiliated issuers, at value (cost $1,044,011) 1,056,720
Repurchase agreements, at value (cost $299,065) 299,065
Segregated cash due from broker 557,464
Receivables:
Fund shares sold 89,430
Variation margin on futures contracts 87,675
Interest 4,268
Dividends 3,382
Investments sold 557
Foreign tax reclaims 2
Total assets 6,088,939
LIABILITIES:
Unrealized depreciation on OTC swap agreements 27,083
Payable for:
Fund shares redeemed 5,124
Investment advisory fees 4,264
Transfer agent fees 2,953
Distribution and service fees 1,417
Fund accounting 874
Investments purchased 496
Trustees’ fees and expenses* 361
Other liabilities 7,060
Total liabilities
49,632
NET ASSETS $ 6,039,307
NET ASSETS CONSIST OF:
Paid-in capital $ 7,858,900
Total distributable earnings (loss) (1,819,593)
Net assets $ 6,039,307
Class A:
Net assets $ 1,219,455
Capital shares outstanding 19,252
Net asset value per share $ 63 .34
Maximum offering price per share (Net asset value divided by 95.25%) $ 66 .50
Class C:
Net assets $ 88,421
Capital shares outstanding 1,983
Net asset value per share $ 44 .59
Class H:
Net assets $ 4,731,431
Capital shares outstanding 75,197
Net asset value per share $ 62 .92
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

RUSSELL 2000
®
1.5x STRATEGY FUND
210 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $106)
$ 47,076
Dividends from securities of affiliated issuers 51,253
Interest from securities of unaffiliated issuers
61,187
Income from securities lending, net 546
Total investment income 160,062
EXPENSES:
Investment advisory fees 59,853
Distribution and service fees:
Class A 2,858
Class C 260
Class H 13,703
Transfer agent fees:
Class A 2,301
Class C 53
Class H 11,104
Registration and filing fees 6,726
Fund accounting fees 6,382
Administration fees 3,572
Professional fees 3,263
Interest expense 1,713
Custodian fees 1,179
Trustees’ fees and expenses* 926
Miscellaneous 5,583
Total expenses 119,476
Less:
Expenses reimbursed by Adviser (6,650)
Expenses waived by Adviser (1,068)
Total waived/reimbursed expenses (7,718)
Net expenses 111,758
Net investment income 48,304
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 89,198
Investments in affiliated issuers 639
Swap agreements 553,154
Futures contracts 33,657
Net realized gain 676,648
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 708,870
Investments in affiliated issuers (3,071)
Swap agreements 115,688
Futures contracts (1,197)
Net change in unrealized appreciation (depreciation) 820,290
Net realized and unrealized gain 1,496,938
Net increase in net assets resulting from operations $ 1,545,242
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

RUSSELL 2000
®
1.5x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 211
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 48,304 $ 74,257
Net realized gain (loss) on investments 676,648 (385,282)
Net change in unrealized appreciation (depreciation) on investments 820,290 (635,845)
Net increase (decrease) in net assets resulting from operations 1,545,242 (946,870)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (9,827) (13,953)
Class C (108) (187)
Class H (61,432) (83,177)
Total distributions to shareholders (71,367) (97,317)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 127,467 140,218
Class C 105,438 14,182
Class H 10,140,632 7,405,182
Distributions reinvested
Class A 9,732 13,482
Class C 108 187
Class H 61,092 82,955
Cost of shares redeemed
Class A (137,668) (57,091)
Class C (18,631) (134,719)
Class H (10,960,775) (8,313,410)
Capital contribution from administrator
Class H 9,271 —
Net decrease from capital share transactions (663,334) (849,014)
Net increase (decrease) in net assets 810,541 (1,893,201)
NET ASSETS:
Beginning of year 5,228,766 7,121,967
End of year $ 6,039,307 $ 5,228,766
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 1,913 2,269
Class C 2,147 378
Class H 163,719 125,316
Shares issued from reinvestment of distributions
Class A 150 218
Class C 2 4
Class H 947 1,350
Shares redeemed
Class A (2,159) (1,053)
Class C (444) (3,512)
Class H (179,084) (147,108)
Net decrease in shares (12,809) (22,138)

RUSSELL 2000
®
1.5x STRATEGY FUND
212 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 48.16 $ 54.91 $ 44.36 $ 56.57 $ 101.22
Income (loss) from investment operations:
Net investment income (loss)
a
0 .42 0 .62 0 .61 0 .22 ( 1 .02 )
Net gain (loss) on investments (realized and unrealized) 15 .29 ( 6 .64 ) 10 .05 ( 12 .43 ) ( 7 .02 )
Total from investment operations 15 .71 ( 6 .02 ) 10 .66 ( 12 .21 ) ( 8 .04 )
Less distributions from:
Net investment income ( 0 .53 ) ( 0 .73 ) ( 0 .11 ) — —
Net realized gains — — — — ( 36 .61 )
Total distributions ( 0 .53 ) ( 0 .73 ) ( 0 .11 ) — ( 36 .61 )
Net asset value, end of period $ 63.34 $ 48.16 $ 54.91 $ 44.36 $ 56.57
Total Return
b
32 .58% ( 11 .26 ) % 24 .07% ( 21 .58 ) % ( 11 .85 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,219 $ 932 $ 984 $ 879 $ 1,268
Ratios to average net assets:
Net investment income (loss) 0 .71% 1 .12% 1 .32% 0 .48% ( 1 .18 ) %
Total expenses
c
1 .79% 1 .80% 1 .77% 1 .75% 1 .71%
Net expenses
d
1 .68% 1 .68% 1 .67% 1 .69% 1 .68%
Portfolio turnover rate 10% 10% 8% 9% 62%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 34.31 $ 39.56 $ 32.26 $ 41.41 $ 84.58
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .01 ) 0 .17 0 .29 ( 0 .09 ) ( 1 .28 )
Net gain (loss) on investments (realized and unrealized) 10 .82 ( 4 .69 ) 7 .12 ( 9 .06 ) ( 5 .28 )
Total from investment operations 10 .81 ( 4 .52 ) 7 .41 ( 9 .15 ) ( 6 .56 )
Less distributions from:
Net investment income ( 0 .53 ) ( 0 .73 ) ( 0 .11 ) — —
Net realized gains — — — — ( 36 .61 )
Total distributions ( 0 .53 ) ( 0 .73 ) ( 0 .11 ) — ( 36 .61 )
Net asset value, end of period $ 44.59 $ 34.31 $ 39.56 $ 32.26 $ 41.41
Total Return
b
31 .61% ( 11 .94 ) % 23 .13% ( 22 .10 ) % ( 12 .52 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 88 $ 10 $ 135 $ 23 $ 35
Ratios to average net assets:
Net investment income (loss) ( 0 .02 ) % 0 .46% 0 .82% ( 0 .27 ) % ( 1 .93 ) %
Total expenses
c
2 .53% 2 .48% 2 .49% 2 .50% 2 .46%
Net expenses
d
2 .41% 2 .35% 2 .38% 2 .44% 2 .43%
Portfolio turnover rate 10% 10% 8% 9% 62%

RUSSELL 2000
®
1.5x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 213
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 47.84 $ 54.55 $ 44.08 $ 56.20 $ 100.81
Income (loss) from investment operations:
Net investment income (loss)
a
0 .43 0 .62 0 .61 0 .21 ( 0 .98 )
Net gain (loss) on investments (realized and unrealized) 15 .08 ( 6 .60 ) 9 .97 ( 12 .33 ) ( 7 .02 )
Total from investment operations 15 .51 ( 5 .98 ) 10 .58 ( 12 .12 ) ( 8 .00 )
Less distributions from:
Net investment income ( 0 .53 ) ( 0 .73 ) ( 0 .11 ) — —
Net realized gains — — — — ( 36 .61 )
Total distributions ( 0 .53 ) ( 0 .73 ) ( 0 .11 ) — ( 36 .61 )
Capital contribution from administrator 0.10 — — — —
Net asset value, end of period $ 62.92 $ 47.84 $ 54.55 $ 44.08 $ 56.20
Total Return 32 .60%
e
( 11 .26 ) % 24 .07% ( 21 .57 ) % ( 11 .86 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,731 $ 4,287 $ 6,004 $ 5,300 $ 8,683
Ratios to average net assets:
Net investment income (loss) 0 .73% 1 .12% 1 .34% 0 .46% ( 1 .17 ) %
Total expenses
c
1 .79% 1 .80% 1 .77% 1 .75% 1 .71%
Net expenses
d
1 .68% 1 .68% 1 .67% 1 .69% 1 .68%
Portfolio turnover rate 10% 10% 8% 9% 62%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.25% for Class H. See Note 5 in the
Notes to Financial Statements.

RUSSELL 2000
®
FUND
March 31, 2026
214 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 51 .8%
FINANCIAL - 11 .7%
American Healthcare REIT,
Inc.
403 $ 19,005
CareTrust REIT, Inc.
507 18,582
UMB Financial Corp.
164 18,498
Old National Bancorp
790 17,459
Jackson Financial,
Inc. — Class A
152 16,069
Terreno Realty Corp. REIT
231 14,188
Essential Properties Realty
Trust, Inc.
a
448 13,601
Valley National Bancorp
a
1,094 13,434
StoneX Group, Inc.*
166 13,388
United Bankshares, Inc.
a
316 13,089
Glacier Bancorp, Inc.
a
290 12,954
Ryman Hospitality Properties,
Inc.
a
139 12,826
Essent Group Ltd.
210 12,272
Kite Realty Group Trust REIT
491 12,054
Hancock Whitney Corp.
a
189 12,019
Piper Sandler Companies
156 11,942
Ameris Bancorp
a
148 11,543
Atlantic Union Bankshares
Corp.
a
322 11,508
Home BancShares, Inc.
425 11,445
Macerich Co. REIT
580 10,962
Sabra Health Care REIT, Inc.
a
562 10,807
Phillips Edison & Company,
Inc. REIT
285 10,665
Compass, Inc. — Class A*
1,448 10,585
Axos Financial, Inc.*
124 10,551
Hut 8 Corp.*
219 10,273
HA Sustainable Infrastructure
Capital, Inc.
279 10,253
Selective Insurance Group,
Inc.
136 10,253
Radian Group, Inc.
306 10,122
Independent Bank Corp.
160 10,064
Terawulf, Inc.*
693 10,000
Core Scientific, Inc.*
655 9,799
Riot Platforms, Inc.*
787 9,727
Associated Banc-Corp
375 9,698
Eastern Bankshares, Inc.
491 9,604
Moelis & Co. — Class A
a
168 9,576
Cipher Digital, Inc.*
732 9,421
Texas Capital Bancshares,
Inc.*
99 9,393
First Financial Bankshares,
Inc.
a
307 9,041
Flagstar Bank North America
685 9,021
Outfront Media, Inc. REIT
334 8,851
Fulton Financial Corp.
a
434 8,828
CNO Financial Group, Inc.
213 8,746
United Community Banks, Inc.
276 8,691
Tanger, Inc. REIT
255 8,665
Lemonade, Inc.*
138 8,650
National Health Investors, Inc.
REIT
106 8,571
ServisFirst Bancshares, Inc.
116 8,448
International Bancshares
Corp.
123 8,277
Independence Realty Trust,
Inc. REIT
546 8,130
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
BGC Group, Inc. — Class A
818 $ 8,000
COPT Defense Properties
REIT
260 7,956
Broadstone Net Lease, Inc.
a
433 7,911
WSFS Financial Corp.
120 7,855
Renasant Corp.
215 7,768
Bread Financial Holdings, Inc.
103 7,714
BankUnited, Inc.
168 7,587
StepStone Group,
Inc. — Class A
159 7,587
First BanCorp
353 7,540
WesBanco, Inc.
216 7,450
Enova International, Inc.*
54 7,335
Cathay General Bancorp
146 7,280
PJT Partners, Inc. — Class A
52 7,265
Genworth Financial, Inc.*
892 7,243
Palomar Holdings, Inc.*
60 7,170
Community Financial System,
Inc.
121 7,097
Blackstone Mortgage Trust,
Inc. — Class A REIT
363 6,951
MARA Holdings, Inc.*
,a
849 6,928
Bank of Hawaii Corp.
90 6,683
Seacoast Banking
Corporation of Florida
219 6,634
Victory Capital Holdings,
Inc. — Class A
a
101 6,613
Towne Bank
194 6,532
First Interstate BancSystem,
Inc. — Class A
195 6,513
NMI Holdings, Inc.*
173 6,489
Cushman & Wakefield Ltd.*
529 6,486
Simmons First National
Corp. — Class A
330 6,419
First Financial Bancorp
230 6,412
Nicolet Bankshares, Inc.
42 6,242
Provident Financial Services,
Inc.
294 6,221
DigitalBridge Group, Inc.
402 6,199
McGrath RentCorp
56 6,176
LXP Industrial Trust REIT
133 6,153
SL Green Realty Corp. REIT
164 6,058
Apple Hospitality REIT, Inc.
512 5,893
PennyMac Financial Services,
Inc.
67 5,856
Urban Edge Properties REIT
291 5,814
Acadia Realty Trust REIT
302 5,774
Dynex Capital, Inc. REIT
a
451 5,755
Curbline Properties Corp.
REIT
a
222 5,725
Beacon Financial Corp.
190 5,700
CVB Financial Corp.
291 5,642
Marex Group plc
125 5,572
Park National Corp.
34 5,557
First Merchants Corp.
143 5,538
Four Corners Property Trust,
Inc. REIT
234 5,534
St. Joe Co.
87 5,464
InvenTrust Properties Corp.
REIT
178 5,422
WaFd, Inc.
a
172 5,401
Mercury General Corp.
61 5,377

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 215
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
Trustmark Corp.
a
124 $ 5,225
BancFirst Corp.
48 5,208
Artisan Partners Asset
Management, Inc. — Class
A
143 5,204
First Bancorp
a
92 5,184
Banc of California, Inc.
293 5,151
Customers Bancorp, Inc.*
73 5,067
Newmark Group,
Inc. — Class A
338 5,067
Bancorp, Inc.*
94 5,051
SiriusPoint Ltd.*
234 5,040
Upstart Holdings, Inc.*
196 5,027
Bank of NT Butterfield & Son
Ltd.
95 4,986
FB Financial Corp.
96 4,986
NBT Bancorp, Inc.
117 4,982
First Busey Corp.
193 4,877
Cleanspark, Inc.*
,a
570 4,851
Baldwin Insurance Group,
Inc.*
216 4,739
Banner Corp.
76 4,612
Enterprise Financial Services
Corp.
84 4,545
Pathward Financial, Inc.
50 4,461
ARMOUR Residential REIT,
Inc. REIT
258 4,303
DiamondRock Hospitality Co.
REIT
459 4,301
Global Net Lease, Inc. REIT
453 4,240
Northwest Bancshares, Inc.
332 4,213
First Commonwealth Financial
Corp.
a
238 4,184
WisdomTree, Inc.
a
282 4,106
Pagseguro Digital
Ltd. — Class A
404 4,048
Dave, Inc.*
23 4,004
Stock Yards Bancorp, Inc.
60 3,977
Horace Mann Educators
Corp.
93 3,969
Cohen & Steers, Inc.
63 3,941
Stewart Information Services
Corp.
64 3,941
OFG Bancorp
97 3,925
Stellar Bancorp, Inc.
107 3,917
Getty Realty Corp. REIT
a
122 3,880
LTC Properties, Inc.
a
104 3,865
City Holding Co.
a
32 3,825
Smartstop Self Storage REIT,
Inc. REIT
126 3,815
Sunstone Hotel Investors, Inc.
REIT
416 3,748
Nelnet, Inc. — Class A
29 3,740
HCI Group, Inc.
24 3,711
LendingClub Corp.*
259 3,709
NETSTREIT Corp.
a
192 3,615
Skyward Specialty Insurance
Group, Inc.*
82 3,582
Hilltop Holdings, Inc.
99 3,546
S&T Bancorp, Inc.
84 3,514
Douglas Emmett, Inc.
370 3,485
German American Bancorp,
Inc.
83 3,469
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
Encore Capital Group, Inc.*
49 $ 3,436
National Bank Holdings
Corp. — Class A
87 3,407
Arbor Realty Trust, Inc. REIT
438 3,377
Acadian Asset Management,
Inc.
62 3,374
Apollo Commercial Real
Estate Finance, Inc. REIT
319 3,369
Walker & Dunlop, Inc.
75 3,329
Diversified Healthcare Trust
REIT
495 3,287
TriCo Bancshares
69 3,280
Ellington Financial, Inc. REIT
275 3,259
QCR Holdings, Inc.
38 3,247
Veris Residential, Inc. REIT
172 3,246
Xenia Hotels & Resorts, Inc.
a
217 3,218
Lakeland Financial Corp.
56 3,213
Pebblebrook Hotel Trust
a
254 3,208
Triumph Financial, Inc.*
,a
53 3,162
Innovative Industrial
Properties, Inc. REIT
63 3,160
Federal Agricultural Mortgage
Corp. — Class C
21 3,115
Dime Community
Bancshares, Inc.
91 3,078
Hamilton Insurance Group
Ltd. — Class B
103 3,072
Hope Bancorp, Inc.
274 3,061
Webull Corp.*
624 2,995
Sila Realty Trust, Inc. REIT
126 2,984
1st Source Corp.
43 2,976
Kennedy-Wilson Holdings,
Inc.
273 2,954
Orchid Island Capital, Inc.
REIT
418 2,939
ConnectOne Bancorp, Inc.
109 2,918
ProAssurance Corp.*
117 2,892
Westamerica BanCorp
55 2,868
Slide Insurance Holdings,
Inc.*
159 2,862
Bank First Corp.
21 2,836
Origin Bancorp, Inc.
67 2,778
Peoples Bancorp, Inc.
a
82 2,695
Two Harbors Investment
Corp. REIT
235 2,684
Live Oak Bancshares, Inc.
81 2,679
UMH Properties, Inc. REIT
183 2,641
Merchants Bancorp
a
61 2,618
Enact Holdings, Inc.
64 2,612
Perella Weinberg Partners
143 2,597
Ladder Capital Corp. REIT
261 2,550
Safety Insurance Group, Inc.
34 2,470
Preferred Bank/Los Angeles
CA
27 2,449
Fidelis Insurance Holdings
Ltd.
128 2,446
Tompkins Financial Corp.
31 2,444
PennyMac Mortgage
Investment Trust REIT
205 2,390
Bitdeer Technologies
Group — Class A*
276 2,387
Chimera Investment Corp.
REIT
187 2,347

RUSSELL 2000
®
FUND
March 31, 2026
216 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
Old Second Bancorp, Inc.
115 $ 2,318
OceanFirst Financial Corp.
128 2,309
Goosehead Insurance,
Inc. — Class A*
54 2,304
Coastal Financial Corp.*
30 2,283
Community Trust Bancorp,
Inc.
37 2,247
American Assets Trust, Inc.
REIT
122 2,246
Univest Financial Corp.
65 2,227
MFA Financial, Inc. REIT
232 2,223
Centerspace REIT
38 2,183
Trupanion, Inc.*
85 2,177
F&G Annuities & Life, Inc.
85 2,152
Southside Bancshares, Inc.
68 2,114
Miami International Holdings,
Inc.*
54 2,102
Employers Holdings, Inc.
51 2,098
Heritage Financial Corp.
80 2,080
RLJ Lodging Trust REIT
280 2,078
Universal Insurance Holdings,
Inc.
60 2,050
Burford Capital Ltd.
450 2,034
Amalgamated Financial Corp.
52 2,021
Byline Bancorp, Inc.
64 2,020
First Mid Bancshares, Inc.
49 2,018
Virtus Investment Partners,
Inc.
15 2,015
JBG SMITH Properties REIT
137 2,002
Burke & Herbert Financial
Services Corp.
32 1,993
Easterly Government
Properties, Inc. REIT
93 1,993
Capitol Federal Financial, Inc.
278 1,982
Amerant Bancorp, Inc.
87 1,917
NB Bancorp, Inc.
91 1,917
CNB Financial Corp.
66 1,911
Northeast Bank
17 1,910
Mercantile Bank Corp.
37 1,869
Central Pacific Financial Corp.
58 1,854
Camden National Corp.
39 1,851
Hanmi Financial Corp.
70 1,845
Piedmont Realty Trust, Inc.
REIT*
280 1,840
Esquire Financial Holdings,
Inc.
17 1,828
United Fire Group, Inc.
49 1,816
Business First Bancshares,
Inc.
67 1,812
Peakstone Realty Trust REIT
86 1,797
Safehold, Inc. REIT
132 1,786
Patria Investments
Ltd. — Class A
141 1,777
Heritage Commerce Corp.
141 1,760
TrustCo Bank Corporation NY
40 1,751
Metropolitan Bank Holding
Corp.
21 1,749
Whitestone REIT REIT
106 1,712
First Financial Corp.
27 1,706
Horizon Bancorp, Inc.
102 1,690
Empire State Realty Trust,
Inc. — Class A REIT
a
324 1,685
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
Brookfield Business
Corp. — Class A
53 $ 1,677
Farmers National Banc Corp.
127 1,671
CBL & Associates Properties,
Inc. REIT
43 1,652
Mechanics Bancorp — Class
A
111 1,637
BrightSpire Capital, Inc. REIT
291 1,630
Franklin BSP Realty Trust,
Inc. REIT
192 1,630
PRA Group, Inc.*
93 1,628
Resolute Holdings
Management, Inc.*
10 1,623
HomeTrust Bancshares, Inc.
38 1,621
Redwood Trust, Inc. REIT
289 1,621
Eagle Bancorp, Inc.
65 1,617
Orrstown Financial Services,
Inc.
44 1,588
First Community Bankshares,
Inc.
a
37 1,536
Mid Penn Bancorp, Inc.
47 1,512
Washington Trust Bancorp,
Inc.
45 1,506
AMERISAFE, Inc.
45 1,500
Financial Institutions, Inc.
47 1,490
Marcus & Millichap, Inc.
56 1,489
Adamas Trust, Inc. REIT
200 1,472
Southern Missouri Bancorp,
Inc.
23 1,471
Equity Bancshares,
Inc. — Class A
33 1,466
Capital City Bank Group, Inc.
33 1,434
Republic Bancorp,
Inc. — Class A
20 1,411
Five Star Bancorp
37 1,396
Heritage Insurance Holdings,
Inc.*
53 1,391
GCM Grosvenor, Inc. — Class
A
138 1,352
Shore Bancshares, Inc.
72 1,345
Peapack-Gladstone Financial
Corp.
38 1,338
CTO Realty Growth, Inc. REIT
72 1,331
SmartFinancial, Inc.
34 1,329
NexPoint Residential Trust,
Inc. REIT
53 1,325
Metrocity Bankshares, Inc.
46 1,319
Arrow Financial Corp.
39 1,309
Navient Corp.
155 1,268
Great Southern Bancorp, Inc.
20 1,263
Carter Bankshares, Inc.*
54 1,259
Alerus Financial Corp.
53 1,257
South Plains Financial, Inc.
30 1,257
TPG RE Finance Trust, Inc.
REIT
161 1,257
Invesco Mortgage Capital,
Inc. REIT
155 1,252
Compass Diversified Holdings
158 1,242
Gladstone Commercial Corp.
REIT
107 1,223
Universal Health Realty
Income Trust REIT
30 1,214
Community West Bancshares
52 1,212
Northfield Bancorp, Inc.
88 1,192

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 217
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
Northrim BanCorp, Inc.
52 $ 1,190
Strive, Inc. — Class A*
118 1,182
Alexander's, Inc. REIT
a
5 1,181
Peoples Financial Services
Corp.
22 1,173
Flushing Financial Corp.
76 1,167
ACNB Corp.
24 1,149
Hingham Institution For
Savings
4 1,143
Bar Harbor Bankshares
35 1,136
Third Coast Bancshares, Inc.*
30 1,135
Columbia Financial, Inc.*
,a
64 1,121
LendingTree, Inc.*
26 1,115
Root, Inc. — Class A*
25 1,104
eXp World Holdings, Inc.
184 1,102
Hippo Holdings, Inc.*
42 1,095
Firstsun Capital Bancorp*
30 1,094
Cannae Holdings, Inc.
95 1,080
Greenlight Capital Re
Ltd. — Class A*
62 1,072
Midland States Bancorp, Inc.
48 1,071
Summit Hotel Properties, Inc.
REIT
240 1,061
Brandywine Realty Trust REIT
388 1,051
International Money Express,
Inc.*
66 1,043
AH Realty Trust, Inc. REIT
188 1,034
Diamond Hill Investment
Group, Inc.
6 1,033
First Business Financial
Services, Inc.
19 1,025
Community Healthcare Trust,
Inc. REIT
64 1,017
Kearny Financial Corp.
134 1,012
NerdWallet, Inc. — Class A*
97 1,007
Farmland Partners, Inc. REIT
89 999
Red River Bancshares, Inc.
a
11 995
Chiron Real Estate, Inc. REIT
30 992
Postal Realty Trust,
Inc. — Class A REIT
53 984
Sierra Bancorp
29 984
Southern First Bancshares,
Inc.*
18 981
Home Bancorp, Inc.
16 969
Jefferson Capital, Inc.
50 961
ChoiceOne Financial
Services, Inc.
34 956
Bit Digital, Inc.*
726 951
Saul Centers, Inc. REIT
29 945
California BanCorp
53 939
Tiptree, Inc.
55 931
Ridgepost Capital,
Inc. — Class A
a
128 929
One Liberty Properties, Inc.
REIT
43 923
Bank of Marin Bancorp
35 897
Unity Bancorp, Inc.
17 881
First Foundation, Inc.*
149 879
Bridgewater Bancshares, Inc.*
49 867
Chatham Lodging Trust REIT
109 858
RBB Bancorp
40 855
West BanCorp, Inc.
35 833
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
Bowhead Specialty Holdings,
Inc.*
37 $ 830
Bankwell Financial Group,
Inc.
17 825
Civista Bancshares, Inc.
36 820
First Bank
51 816
Gladstone Land Corp. REIT
80 816
Northpointe Bancshares, Inc.
47 811
World Acceptance Corp.*
6 810
Capital Bancorp, Inc.
27 803
Colony Bankcorp, Inc.
40 799
Citizens & Northern Corp.
35 782
Farmers & Merchants
Bancorp, Inc.
30 770
Ponce Financial Group, Inc.*
46 769
KKR Real Estate Finance
Trust, Inc. REIT
a
124 759
Abacus Global Management,
Inc.
94 741
Wealthfront Corp.*
79 731
HBT Financial, Inc.
27 721
BayCom Corp.
24 713
Industrial Logistics Properties
Trust REIT
125 710
Regional Management Corp.
22 710
Orange County Bancorp, Inc.
22 704
First Bancorp, Inc.
25 701
Northeast Community
Bancorp, Inc.
29 690
Atlanticus Holdings Corp.*
,a
13 682
Citizens Financial Services,
Inc.
11 673
MVB Financial Corp.
a
27 670
Timberland Bancorp, Inc.
17 670
Waterstone Financial, Inc.
37 667
Donegal Group, Inc. — Class
A
38 653
Parke Bancorp, Inc.
23 653
Investors Title Co.
3 652
Primis Financial Corp.
49 651
American Coastal Insurance
Corp.
57 641
SITE Centers Corp. REIT
118 637
FrontView REIT, Inc. REIT
41 634
Hudson Pacific Properties,
Inc. REIT*
107 632
MBIA, Inc.*
107 632
Blue Ridge Bankshares, Inc.
150 630
Onity Group, Inc.*
16 628
Real Brokerage, Inc.*
249 622
FS Bancorp, Inc.
16 617
John Marshall Bancorp, Inc.
30 608
Ares Commercial Real Estate
Corp.
a
124 595
Ames National Corp.
21 593
FRP Holdings, Inc.*
27 591
Norwood Financial Corp.
20 588
Plumas Bancorp
12 586
PCB Bancorp
26 585
FB Bancorp, Inc.*
42 577
Investar Holding Corp.
21 573
FVCBankcorp, Inc.
37 562

RUSSELL 2000
®
FUND
March 31, 2026
218 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
GBank Financial Holdings,
Inc.*
21 $ 562
NewtekOne, Inc.
51 558
RMR Group, Inc. — Class A
36 557
Western New England
Bancorp, Inc.
43 556
Ready Capital Corp. REIT
339 549
National Bankshares, Inc.
15 546
James River Group Holdings,
Inc.
86 542
Alpine Income Property Trust,
Inc. REIT
30 540
Chemung Financial Corp.
10 538
Citizens, Inc.*
106 533
Oak Valley Bancorp
16 519
Claros Mortgage Trust, Inc.
REIT*
216 514
First United Corp.
14 513
C&F Financial Corp.
7 511
Franklin Financial Services
Corp.
10 511
LCNB Corp.
32 499
First Community Corp.
17 497
Stratus Properties, Inc.*
16 488
First National Corp.
18 485
Sky Harbour Group Corp.*
50 481
Service Properties Trust REIT
354 480
Paysign, Inc.*
81 478
Fidelity D&D Bancorp, Inc.
11 476
TPG Mortgage Investment
Trust, Inc. REIT
65 475
Hawthorn Bancshares, Inc.
14 472
First Western Financial, Inc.*
19 467
Chicago Atlantic Real Estate
Finance, Inc. REIT
41 464
Citizens Community Bancorp,
Inc.
23 455
Kingsway Financial Services,
Inc.*
43 448
NexPoint Diversified Real
Estate Trust REIT
94 440
OppFi, Inc.
57 439
Better Home & Finance
Holding Co.*
12 427
Virginia National Bankshares
Corp.
11 420
LINKBANCORP, Inc.
50 417
Commercial Bancgroup, Inc.
16 416
Legacy Housing Corp.*
20 409
Octave Specialty Group, Inc.*
88 409
Princeton Bancorp, Inc.
12 405
NET Lease Office Properties
REIT
35 403
Bank7 Corp.
10 399
Meridian Corp.
21 398
Velocity Financial, Inc.*
22 398
First Capital, Inc.
8 397
Ohio Valley Banc Corp.
9 395
Peoples Bancorp of North
Carolina, Inc.
10 392
Seaport Entertainment Group,
Inc.*
18 387
Eagle Financial Services, Inc.
11 385
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
BV Financial, Inc.*
20 $ 383
Crawford & Co. — Class A
38 379
Kingstone Companies, Inc.
26 379
CB Financial Services, Inc.
11 376
OP Bancorp
28 372
First Internet Bancorp
18 367
American Integrity Insurance
Group, Inc.
19 366
Oportun Financial Corp.*
79 364
AlTi Global, Inc.*
100 362
Pioneer Bancorp, Inc.*
26 362
Greene County Bancorp, Inc.
16 359
MainStreet Bancshares, Inc.
16 355
Eagle Bancorp Montana, Inc.
17 350
Security National Financial
Corp. — Class A*
36 341
BRT Apartments Corp.
a
25 334
Finwise Bancorp*
21 333
Medallion Financial Corp.
38 325
BCB Bancorp, Inc.
36 323
Modiv Industrial, Inc. REIT
22 315
SR Bancorp, Inc.
18 304
ECB Bancorp, Inc.*
18 301
Ategrity Specialty Holdings
LLC*
15 297
CoastalSouth Bancshares,
Inc.
12 295
SB Financial Group, Inc.
14 294
Braemar Hotels & Resorts,
Inc. REIT
124 293
Finward Bancorp
8 290
Richmond Mutual BanCorp,
Inc.
21 285
Douglas Elliman, Inc.*
171 280
Westwood Holdings Group,
Inc.
17 280
Seven Hills Realty Trust REIT
34 279
Landmark Bancorp, Inc.
11 273
ACRES Commercial Realty
Corp. REIT*
14 270
loanDepot, Inc. — Class A*
190 270
Riverview Bancorp, Inc.
48 264
Silvercrest Asset Management
Group, Inc. — Class A
19 255
CF Bankshares, Inc.
9 251
RE/MAX Holdings,
Inc. — Class A*
43 248
Maui Land & Pineapple
Company, Inc.*
16 246
Innventure, Inc.*
62 242
Nexpoint Real Estate
Finance, Inc. REIT
18 242
Angel Oak Mortgage REIT,
Inc. REIT
29 238
Hanover Bancorp, Inc.
11 237
Sound Financial Bancorp, Inc.
5 219
Union Bankshares, Inc.
9 219
Rithm Property Trust, Inc.
REIT
16 214
NI Holdings, Inc.*
16 206
Selectquote, Inc.*
322 203
Strawberry Fields REIT, Inc.
REIT
17 202

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 219
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
FINANCIAL - 11.7% (continued)
Sunrise Realty Trust, Inc.
REIT
24 $ 184
Chain Bridge Bancorp,
Inc. — Class A*
5 174
Consumer Portfolio Services,
Inc.*
22 170
Rhinebeck Bancorp, Inc.*
11 170
Finance Of America
Companies, Inc. — Class
A*
10 166
Transcontinental Realty
Investors, Inc.*
4 140
Lument Finance Trust, Inc.
REIT
107 135
Patriot National Bancorp, Inc.*
103 133
SWK Holdings Corp.
7 119
Franklin Street Properties
Corp. REIT
178 118
Clipper Realty, Inc. REIT
32 97
Bakkt, Inc.*
12 88
eHealth, Inc.*
67 86
Mobile Infrastructure Corp.*
34 76
Siebert Financial Corp.*
33 63
American Realty Investors,
Inc.*
3 46
Kestrel Group Ltd.*
4 43
Vroom, Inc.*
3 40
Logistic Properties Of The
Americas*
7 23
GoHealth, Inc. — Class A*
11 17
Total Financial 1,491,864
CONSUMER, NON-CYCLICAL - 11 .5%
Bridgebio Pharma, Inc.*
,a
358 26,585
Guardant Health, Inc.*
,a
278 25,679
Ensign Group, Inc.
127 25,590
Madrigal Pharmaceuticals,
Inc.*
39 20,415
Arrowhead Pharmaceuticals,
Inc.*
303 18,998
Praxis Precision Medicines,
Inc.*
58 18,687
Cytokinetics, Inc.*
270 17,796
Vaxcyte, Inc.*
,a
280 16,271
Axsome Therapeutics, Inc.*
94 15,888
HealthEquity, Inc.*
190 15,878
Krystal Biotech, Inc.*
,a
56 14,466
Protagonist Therapeutics,
Inc.*
131 13,807
Glaukos Corp.*
126 13,565
Alkermes plc*
366 12,942
BrightSpring Health Services,
Inc.*
291 12,399
Cogent Biosciences, Inc.*
317 12,201
PTC Therapeutics, Inc.*
177 12,059
Nuvalent, Inc. — Class A*
113 11,577
Terns Pharmaceuticals, Inc.*
216 11,388
Xenon Pharmaceuticals, Inc.*
195 11,339
Lantheus Holdings, Inc.*
,a
147 11,150
TG Therapeutics, Inc.*
327 10,863
Kymera Therapeutics, Inc.*
,a
129 10,744
Rhythm Pharmaceuticals,
Inc.*
119 10,349
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Laureate Education, Inc.*
290 $ 10,104
Arcellx, Inc.*
87 9,989
Brink's Co.
94 9,741
Amicus Therapeutics, Inc.*
672 9,717
Option Care Health, Inc.*
360 9,691
Scholar Rock Holding Corp.*
197 9,685
CRISPR Therapeutics AG*
199 9,466
Merit Medical Systems, Inc.*
132 9,099
Celcuity, Inc.*
,a
79 9,017
CG oncology, Inc.*
133 9,001
Covista, Inc.*
77 8,874
Ligand Pharmaceuticals,
Inc. — Class B*
44 8,785
Mirum Pharmaceuticals,
Inc.*
,a
94 8,684
RadNet, Inc.*
154 8,607
IRhythm Holdings, Inc.*
72 8,497
Indivior Pharmaceuticals, Inc.*
277 8,443
Apogee Therapeutics, Inc.*
100 8,417
Stride, Inc.*
94 8,288
Crinetics Pharmaceuticals,
Inc.*
223 8,099
StoneCo Ltd. — Class A*
569 8,034
Spyre Therapeutics, Inc.*
157 7,919
LivaNova plc*
123 7,818
Cal-Maine Foods, Inc.
a
98 7,757
TransMedics Group, Inc.*
,a
76 7,555
Korn Ferry
118 7,428
Graham Holdings
Co. — Class B
7 7,401
Herc Holdings, Inc.
a
74 7,367
Brookdale Senior Living, Inc.*
525 7,182
ICU Medical, Inc.*
55 7,103
Integer Holdings Corp.*
79 6,952
GPGI, Inc.
401 6,857
Dianthus Therapeutics, Inc.*
81 6,798
Twist Bioscience Corp.*
,a
139 6,605
Erasca, Inc.*
,a
407 6,585
Catalyst Pharmaceuticals,
Inc.*
264 6,537
Prestige Consumer
Healthcare, Inc.*
,a
108 6,401
Marzetti Co.
46 6,363
Supernus Pharmaceuticals,
Inc.*
123 6,358
ACADIA Pharmaceuticals,
Inc.*
284 6,322
WD-40 Co.
31 6,322
Tarsus Pharmaceuticals, Inc.*
89 6,243
United Natural Foods, Inc.*
137 6,173
Denali Therapeutics, Inc.*
321 6,163
Ideaya Biosciences, Inc.*
,a
183 6,098
Remitly Global, Inc.*
388 6,080
Haemonetics Corp.*
,a
106 5,974
Arcutis Biotherapeutics, Inc.*
251 5,914
Veracyte, Inc.*
179 5,766
Concentra Group Holdings
Parent, Inc.
267 5,727
Vera Therapeutics, Inc.*
,a
139 5,592
Travere Therapeutics, Inc.*
188 5,585
Liquidia Corp.*
,a
147 5,548

RUSSELL 2000
®
FUND
March 31, 2026
220 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Privia Health Group, Inc.*
266 $ 5,472
Perdoceo Education Corp.
144 5,358
10X Genomics, Inc. — Class
A*
247 5,244
Andersons, Inc.
73 5,240
LeMaitre Vascular, Inc.
48 5,240
Vita Coco Company, Inc.*
109 5,222
Verra Mobility Corp.*
365 5,216
ABM Industries, Inc.
135 5,200
Beam Therapeutics, Inc.*
218 5,195
Oscar Health, Inc. — Class A*
451 5,173
ImmunityBio, Inc.*
674 5,170
Dyne Therapeutics, Inc.*
283 5,131
Tango Therapeutics, Inc.*
243 5,084
GEO Group, Inc.*
301 5,060
Immunome, Inc.*
230 5,030
Huron Consulting Group, Inc.*
39 4,972
Chefs' Warehouse, Inc.*
,a
83 4,934
BioCryst Pharmaceuticals,
Inc.*
510 4,855
Legence Corp. — Class A*
85 4,799
Edgewise Therapeutics, Inc.*
152 4,788
ADMA Biologics, Inc.*
529 4,766
Celldex Therapeutics, Inc.*
,a
150 4,758
Adaptive Biotechnologies
Corp.*
341 4,733
Alarm.com Holdings, Inc.*
109 4,708
Neogen Corp.*
499 4,636
National HealthCare Corp.
29 4,631
Immunovant, Inc.*
184 4,571
Syndax Pharmaceuticals,
Inc.*
195 4,555
CoreCivic, Inc.*
233 4,406
Oruka Therapeutics, Inc.*
88 4,316
Strategic Education, Inc.
52 4,314
Agios Pharmaceuticals, Inc.*
127 4,296
Amneal Pharmaceuticals,
Inc.*
344 4,276
EVERTEC, Inc.
147 4,148
GRAIL, Inc.*
,a
80 4,134
Pediatrix Medical Group, Inc.*
193 4,128
Aurinia Pharmaceuticals, Inc.*
276 4,090
Definium Therapeutics, Inc.*
215 4,063
Select Medical Holdings Corp.
246 4,007
Disc Medicine, Inc.*
62 3,964
Innoviva, Inc.*
169 3,938
Addus HomeCare Corp.*
42 3,933
Arcus Biosciences, Inc.*
180 3,888
Interparfums, Inc.
42 3,815
Universal Technical Institute,
Inc.*
,a
105 3,790
Spectrum Brands Holdings,
Inc.
a
51 3,759
Vericel Corp.*
,a
115 3,700
Day One Biopharmaceuticals,
Inc.*
169 3,623
CorVel Corp.*
66 3,607
Ocular Therapeutix, Inc.*
425 3,600
Soleno Therapeutics, Inc.*
107 3,582
Stoke Therapeutics, Inc.*
110 3,582
Viridian Therapeutics, Inc.*
182 3,560
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Nurix Therapeutics, Inc.*
229 $ 3,549
John Wiley & Sons,
Inc. — Class A
93 3,543
Enliven Therapeutics, Inc.*
90 3,528
Artivion, Inc.*
96 3,516
Herbalife Ltd.*
237 3,489
Turning Point Brands, Inc.
40 3,472
Alumis, Inc.*
155 3,415
Axogen, Inc.*
103 3,412
Omnicell, Inc.*
101 3,371
Marqeta, Inc. — Class A*
808 3,297
UFP Technologies, Inc.*
17 3,291
PACS Group, Inc.*
101 3,244
Ardelyx, Inc.*
540 3,235
ANI Pharmaceuticals, Inc.*
,a
42 3,230
Arlo Technologies, Inc.*
227 3,230
Recursion Pharmaceuticals,
Inc. — Class A*
,a
1,034 3,174
AtriCure, Inc.*
110 3,138
Flywire Corp.*
268 3,120
Relay Therapeutics, Inc.*
311 3,094
PROCEPT BioRobotics
Corp.*
123 3,076
Payoneer Global, Inc.*
636 3,072
Fresh Del Monte Produce,
Inc.
76 3,060
Ingles Markets, Inc. — Class
A
34 3,056
CBIZ, Inc.*
113 3,034
Enovis Corp.*
133 3,026
Tandem Diabetes Care, Inc.*
157 3,010
TIC Solutions, Inc.*
456 3,000
Healthcare Services Group,
Inc.*
161 2,987
Intellia Therapeutics, Inc.*
231 2,961
Alphatec Holdings, Inc.*
272 2,959
Kodiak Sciences, Inc.*
77 2,935
Progyny, Inc.*
172 2,921
Mineralys Therapeutics, Inc.*
107 2,899
Universal Corp.
55 2,898
Zymeworks, Inc.*
115 2,880
GeneDx Holdings Corp.*
44 2,826
Amylyx Pharmaceuticals, Inc.*
203 2,822
Lincoln Educational Services
Corp.*
69 2,807
Harmony Biosciences
Holdings, Inc.*
100 2,801
Simply Good Foods Co.*
194 2,784
Cimpress plc*
38 2,774
Deluxe Corp.
100 2,754
Novavax, Inc.*
338 2,751
ICF International, Inc.
42 2,742
Capricor Therapeutics, Inc.*
90 2,736
J & J Snack Foods Corp.
34 2,695
Phibro Animal Health
Corp. — Class A
48 2,655
NPK International, Inc.*
183 2,652
US Physical Therapy, Inc.
35 2,624
PROG Holdings, Inc.
91 2,611
AdaptHealth Corp.*
217 2,582
CONMED Corp.
73 2,581

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 221
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
QuidelOrtho Corp.*
,a
155 $ 2,547
Harrow, Inc.*
,a
72 2,539
Novocure Ltd.*
229 2,496
TriNet Group, Inc.
68 2,477
Trevi Therapeutics, Inc.*
207 2,469
Iovance Biotherapeutics, Inc.*
702 2,464
Willdan Group, Inc.*
32 2,450
CRA International, Inc.
15 2,428
LifeStance Health Group,
Inc.*
380 2,421
Pennant Group, Inc.*
79 2,408
Collegium Pharmaceutical,
Inc.*
72 2,381
Nuvation Bio, Inc.*
551 2,364
Astrana Health, Inc.*
96 2,354
American Public Education,
Inc.*
41 2,332
AnaptysBio, Inc.*
42 2,329
WaVe Life Sciences Ltd.*
315 2,284
Edgewell Personal Care Co.
106 2,262
Taysha Gene Therapies, Inc.*
504 2,253
Biohaven Ltd.*
265 2,242
Monte Rosa Therapeutics,
Inc.*
136 2,237
EyePoint, Inc.*
173 2,230
Upbound Group, Inc.
123 2,220
Insperity, Inc.
82 2,217
Sezzle, Inc.*
,a
35 2,215
NeoGenomics, Inc.*
295 2,189
First Advantage Corp.*
186 2,187
Teladoc Health, Inc.*
401 2,185
Dole plc
151 2,158
Surgery Partners, Inc.*
181 2,158
Tyra Biosciences, Inc.*
56 2,145
Weis Markets, Inc.
31 2,120
Pacira BioSciences, Inc.*
,a
92 2,079
CareDx, Inc.*
119 2,066
Xeris Biopharma Holdings,
Inc.*
352 2,042
Rapport Therapeutics, Inc.*
65 2,034
Olema Pharmaceuticals, Inc.*
136 2,028
Fortrea Holdings, Inc.*
213 2,006
Palvella Therapeutics, Inc.*
16 1,994
Xencor, Inc.*
165 1,990
BrightView Holdings, Inc.*
167 1,969
Azenta, Inc.*
,a
93 1,965
MBX Biosciences, Inc.*
65 1,940
ORIC Pharmaceuticals, Inc.*
,a
151 1,913
Quanex Building Products
Corp.
105 1,887
Coursera, Inc.*
324 1,886
National Beverage Corp.*
56 1,884
Vir Biotechnology, Inc.*
209 1,873
Geron Corp.*
1,232 1,836
iRadimed Corp.
19 1,829
Butterfly Network, Inc.*
448 1,810
Matthews International
Corp. — Class A
70 1,807
Tootsie Roll Industries, Inc.
42 1,794
KalVista Pharmaceuticals,
Inc.*
,a
89 1,792
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Maze Therapeutics, Inc.*
60 $ 1,791
Corvus Pharmaceuticals, Inc.*
122 1,785
Driven Brands Holdings, Inc.*
140 1,765
Savara, Inc.*
323 1,764
Cullinan Therapeutics, Inc.*
,a
120 1,705
BioLife Solutions, Inc.*
89 1,698
Guardian Pharmacy Services,
Inc. — Class A*
45 1,695
MannKind Corp.*
691 1,693
Barrett Business Services,
Inc.
58 1,692
Seneca Foods Corp. — Class
A*
11 1,662
AMN Healthcare Services,
Inc.*
90 1,651
Annexon, Inc.*
297 1,645
SELLAS Life Sciences Group,
Inc.*
388 1,641
Enhabit, Inc.*
116 1,634
Vestis Corp.*
207 1,627
Amphastar Pharmaceuticals,
Inc.*
83 1,626
Clover Health Investments
Corp.*
922 1,623
Transcat, Inc.*
,a
22 1,616
Castle Biosciences, Inc.*
65 1,596
Precigen, Inc.*
412 1,594
Legalzoom.com, Inc.*
281 1,593
Compass Therapeutics, Inc.*
299 1,582
UroGen Pharma Ltd.*
87 1,564
Mister Car Wash, Inc.*
,a
224 1,561
Grocery Outlet Holding Corp.*
221 1,558
ArriVent Biopharma, Inc.*
67 1,546
Arbutus Biopharma Corp.*
341 1,534
Carriage Services, Inc.
33 1,507
Kura Oncology, Inc.*
185 1,504
Sionna Therapeutics, Inc.*
,a
37 1,483
Eton Pharmaceuticals, Inc.*
60 1,481
Integra LifeSciences Holdings
Corp.*
157 1,479
Avanos Medical, Inc.*
105 1,471
Esperion Therapeutics, Inc.*
534 1,463
Theravance Biopharma, Inc.*
89 1,444
STAAR Surgical Co.*
77 1,440
Bicara Therapeutics, Inc.*
72 1,432
John B Sanfilippo & Son, Inc.
18 1,428
Green Dot Corp. — Class A*
126 1,414
Inhibrx Biosciences, Inc.*
21 1,412
SunOpta, Inc.*
216 1,400
Omeros Corp.*
132 1,394
Mission Produce, Inc.*
99 1,362
Utz Brands, Inc.
170 1,346
Arvinas, Inc.*
125 1,325
Tactile Systems Technology,
Inc.*
50 1,306
Janux Therapeutics, Inc.*
,a
92 1,279
Hertz Global Holdings, Inc.*
,a
277 1,277
Ironwood Pharmaceuticals,
Inc.*
361 1,267
Ennis, Inc.
58 1,242
Cass Information Systems,
Inc.
28 1,233

RUSSELL 2000
®
FUND
March 31, 2026
222 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Kforce, Inc.
a
42 $ 1,228
Mama's Creations, Inc.*
80 1,227
Embecta Corp.
137 1,211
Septerna, Inc.*
50 1,201
Zevra Therapeutics, Inc.*
127 1,184
Replimune Group, Inc.*
154 1,178
Bright Minds Biosciences,
Inc.*
16 1,168
Cytek Biosciences, Inc.*
265 1,158
Vital Farms, Inc.*
,a
81 1,144
FTAI Infrastructure, Inc.
229 1,131
SI-BONE, Inc.*
89 1,124
Monro, Inc.
70 1,123
Rigel Pharmaceuticals, Inc.*
41 1,109
Sana Biotechnology, Inc.*
377 1,086
LB Pharmaceuticals, Inc.*
44 1,085
Ceribell, Inc.*
58 1,063
MiMedx Group, Inc.*
267 1,055
Orthofix Medical, Inc.*
91 1,044
ARS Pharmaceuticals, Inc.*
,a
129 1,036
Zenas Biopharma, Inc.*
,a
53 1,036
AngioDynamics, Inc.*
91 1,035
CorMedix, Inc.*
151 1,025
Varex Imaging Corp.*
96 1,019
Jade Biosciences, Inc.
72 1,012
Phathom Pharmaceuticals,
Inc.*
91 1,011
Calavo Growers, Inc.
39 1,006
Solid Biosciences, Inc.*
138 994
Anteris Technologies Global
Corp.*
179 993
Emergent BioSolutions, Inc.*
119 988
Bioventus, Inc. — Class A*
108 986
Udemy, Inc.*
213 984
BioAge Labs, Inc.*
56 979
OPKO Health, Inc.*
847 966
Myriad Genetics, Inc.*
214 963
Custom Truck One Source,
Inc.*
141 926
Tejon Ranch Co.*
49 923
REGENXBIO, Inc.*
110 922
Pulse Biosciences, Inc.*
42 907
Altimmune, Inc.*
,a
294 906
Vanda Pharmaceuticals, Inc.*
131 905
Kestra Medical Technologies
Ltd.*
45 897
Beta Bionics, Inc.*
89 892
Village Super Market,
Inc. — Class A
21 887
Prothena Corporation plc*
91 885
4D Molecular Therapeutics,
Inc.*
94 875
B&G Foods, Inc.
a
181 871
Allogene Therapeutics, Inc.*
356 869
Atea Pharmaceuticals, Inc.*
,a
158 850
Community Health Systems,
Inc.*
289 850
MeiraGTx Holdings plc*
98 849
Aquestive Therapeutics, Inc.*
202 838
Entrada Therapeutics, Inc.*
66 833
Lexeo Therapeutics, Inc.*
144 827
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Aktis Oncology, Inc.*
,a
46 $ 823
Pacific Biosciences of
California, Inc.*
623 822
Nature's Sunshine Products,
Inc.*
34 816
Spire Global, Inc.*
64 805
Tectonic Therapeutic, Inc.*
26 804
Aclaris Therapeutics, Inc.*
212 795
Akebia Therapeutics, Inc.*
571 794
MapLight Therapeutics, Inc.*
,a
39 793
Aveanna Healthcare
Holdings, Inc.*
123 792
Prime Medicine, Inc.*
227 790
Fulgent Genetics, Inc.*
49 779
Helen of Troy Ltd.*
54 779
Natural Grocers by Vitamin
Cottage, Inc.
30 775
Absci Corp.*
256 768
Hackett Group, Inc.
59 768
Fulcrum Therapeutics, Inc.*
100 767
Cerus Corp.*
416 757
Viemed Healthcare, Inc.*
82 755
Personalis, Inc.*
117 745
Keros Therapeutics, Inc.*
67 740
NeuroPace, Inc.*
56 736
Maravai LifeSciences
Holdings, Inc. — Class A*
255 722
Rocket Pharmaceuticals, Inc.*
197 705
Target Hospitality Corp.*
75 696
XOMA Royalty Corp.*
22 690
Cross Country Healthcare,
Inc.*
73 686
Upstream Bio, Inc.*
76 684
Delcath Systems, Inc.*
71 659
Honest Company, Inc.*
219 644
Olaplex Holdings, Inc.*
317 644
ADC Therapeutics S.A.*
170 637
OrthoPediatrics Corp.*
40 635
Cadiz, Inc.*
129 633
Puma Biotechnology, Inc.*
99 633
Kelly Services, Inc. — Class A
71 628
Strata Critical Medical, Inc.*
150 627
ACCO Brands Corp.
205 615
Beyond Meat, Inc.*
875 614
MGP Ingredients, Inc.
33 607
Distribution Solutions Group,
Inc.*
23 604
Nathan's Famous, Inc.
6 604
Anavex Life Sciences Corp.*
196 602
Design Therapeutics, Inc.*
56 596
Enanta Pharmaceuticals, Inc.*
47 594
Alight, Inc. — Class A
1,012 590
Aura Biosciences, Inc.*
88 589
Perspective Therapeutics,
Inc.*
140 584
Verastem, Inc.*
106 562
Ginkgo Bioworks Holdings,
Inc.*
91 558
ClearPoint Neuro, Inc.*
61 555
Evommune, Inc.*
24 552
Niagen Bioscience, Inc.*
122 538

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 223
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Alico, Inc.
13 $ 536
Limoneira Co.
39 523
Paysafe Ltd.*
76 518
Evolus, Inc.*
125 514
SIGA Technologies, Inc.
96 514
National Research Corp.
a
30 509
RxSight, Inc.*
80 493
Lumexa Imaging Holdings,
Inc.*
57 490
Editas Medicine, Inc.*
198 489
Rezolute, Inc.*
,a
156 476
OraSure Technologies, Inc.*
157 471
Neurogene, Inc.*
23 464
USCB Financial Holdings, Inc.
25 463
Ardent Health, Inc.*
54 462
CapsoVision, Inc.*
63 459
Abeona Therapeutics, Inc.*
,a
102 457
Arcturus Therapeutics
Holdings, Inc.*
59 455
USANA Health Sciences, Inc.*
26 454
Candel Therapeutics, Inc.*
,a
92 451
Quad/Graphics, Inc.
68 449
Larimar Therapeutics, Inc.*
99 445
Monopar Therapeutics, Inc.*
,a
8 438
Utah Medical Products, Inc.
7 434
KORU Medical Systems, Inc.*
100 432
Oncology Institute, Inc.*
137 421
Voyager Therapeutics, Inc.*
109 421
Anika Therapeutics, Inc.*
29 420
DiaMedica Therapeutics, Inc.*
62 420
Eledon Pharmaceuticals, Inc.*
136 419
Sonida Senior Living, Inc.*
13 419
Franklin Covey Co.*
,a
26 411
Accendra Health, Inc.*
177 404
Repay Holdings Corp.*
154 400
Protara Therapeutics, Inc.*
76 396
Coherus Oncology, Inc.*
233 394
European Wax Center,
Inc. — Class A*
68 393
Acacia Research Corp.*
80 385
Organogenesis Holdings,
Inc.*
160 379
Innovage Holding Corp.*
47 377
Electromed, Inc.*
16 375
OmniAb, Inc.*
235 369
Foghorn Therapeutics, Inc.*
77 368
Benitec Biopharma, Inc.*
34 362
Westrock Coffee Co.*
85 361
Acme United Corp.
8 359
CVRx, Inc.*
38 359
Protalix BioTherapeutics, Inc.*
163 354
Alector, Inc.*
162 348
Atrium Therapeutics, Inc.*
26 348
LENZ Therapeutics, Inc.*
38 348
Inogen, Inc.*
56 346
Nano-X Imaging Ltd.*
151 343
Fennec Pharmaceuticals,
Inc.*
55 338
Greenwich Lifesciences,
Inc.*
,a
14 336
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Shoulder Innovations, Inc.*
23 $ 334
Information Services Group,
Inc.
83 319
Quanterix Corp.*
86 303
Chaince Digital Holdings, Inc.*
75 298
Fate Therapeutics, Inc.*
245 294
MediWound Ltd.*
18 290
Resources Connection, Inc.
76 283
Priority Technology Holdings,
Inc.*
59 278
Heron Therapeutics, Inc.*
346 277
SANUWAVE Health, Inc.*
,a
16 277
TrueBlue, Inc.*
67 262
Alta Equipment Group, Inc.
48 258
Quantum-Si, Inc.*
331 256
Medifast, Inc.*
25 255
Stereotaxis, Inc.*
134 247
Tonix Pharmaceuticals
Holding Corp.*
18 247
Lifecore Biomedical, Inc.*
65 242
Beauty Health Co.*
268 239
Inhibikase Therapeutics, Inc.*
141 237
Cardiff Oncology, Inc.*
145 235
Lifeway Foods, Inc.*
12 232
Nuvectis Pharma, Inc.*
30 232
RCM Technologies, Inc.*
12 230
Nkarta, Inc.*
105 222
Aldeyra Therapeutics, Inc.*
127 215
agilon health, Inc.*
27 214
CPI Card Group, Inc.*
14 203
Lucid Diagnostics, Inc.*
161 185
Korro Bio, Inc.*
16 181
Humacyte, Inc.*
294 178
Joint Corp.*
20 177
HF Foods Group, Inc.*
94 174
MaxCyte, Inc.*
237 166
KinderCare Learning
Companies, Inc.*
74 163
Outset Medical, Inc.*
42 161
aTyr Pharma, Inc.*
203 158
Forrester Research, Inc.*
,a
27 153
Treace Medical Concepts,
Inc.*
112 150
Emerald Holding, Inc.
33 149
Hain Celestial Group, Inc.*
212 148
TriSalus Life Sciences, Inc.*
37 148
Gyre Therapeutics, Inc.*
21 146
SoundThinking, Inc.*
22 146
Gossamer Bio, Inc.*
433 142
Cartesian Therapeutics, Inc.*
22 135
Journey Medical Corp.*
28 131
LENSAR, Inc.*
22 131
HireQuest, Inc.
13 130
DocGo, Inc.*
203 128
FitLife Brands, Inc.*
9 128
Neuronetics, Inc.*
85 123
Sanara Medtech, Inc.*
7 120
Forafric Global plc*
12 116
Pulmonx Corp.*
90 116
BRC, Inc. — Class A*
145 113

RUSSELL 2000
®
FUND
March 31, 2026
224 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, NON-CYCLICAL - 11.5% (continued)
Lifevantage Corp.
25 $ 108
TuHURA Biosciences, Inc.*
60 107
Avita Medical, Inc.*
28 104
MarketWise, Inc.
5 94
Waldencast plc — Class A*
99 94
Biote Corp. — Class A*
68 92
Accuray, Inc.*
223 87
Zevia PBC — Class A*
74 87
AirSculpt Technologies, Inc.*
30 85
Ispire Technology, Inc.*
44 81
Atlantic International Corp.*
25 76
Alpha Teknova, Inc.*
25 72
Nektar Therapeutics*
1 72
SBC Medical Group Holdings,
Inc.*
,a
13 54
Myomo, Inc.*
76 51
Aardvark Therapeutics, Inc.*
13 49
Inmune Bio, Inc.*
39 44
Solesence, Inc.*
44 42
Actuate Therapeutics, Inc.*
14 38
Tvardi Therapeutics, Inc.*
8 25
Tevogen Bio Holdings, Inc.*
1 5
Ligand Pharmaceuticals,
Inc.*
,b
84 —
Total Consumer, Non-cyclical 1,473,226
INDUSTRIAL - 9 .6%
Bloom Energy Corp. — Class
A*
493 66,797
Fabrinet*
82 42,765
Kratos Defense & Security
Solutions, Inc.*
408 28,768
Advanced Energy Industries,
Inc.
a
85 27,430
Sterling Infrastructure, Inc.*
67 27,287
Modine Manufacturing Co.*
118 25,572
TTM Technologies, Inc.*
231 22,504
Dycom Industries, Inc.*
66 22,362
SPX Technologies, Inc.*
109 21,793
Chart Industries, Inc.*
102 21,089
Moog, Inc. — Class A
63 18,436
Watts Water Technologies,
Inc. — Class A
62 17,998
Primoris Services Corp.
a
122 17,451
Fluor Corp.*
363 16,934
ESCO Technologies, Inc.
59 16,601
Argan, Inc.
30 16,339
AeroVironment, Inc.*
,a
85 15,559
Sanmina Corp.*
119 15,427
Zurn Elkay Water Solutions
Corp.
339 15,201
JBT Marel Corp.
118 15,089
Terex Corp.
253 14,952
Federal Signal Corp.
136 14,707
EnerSys
83 14,419
GATX Corp.
81 13,830
Applied Optoelectronics, Inc.*
149 12,604
Plexus Corp.*
60 12,152
UFP Industries, Inc.
131 12,068
Enpro, Inc.
48 12,031
Powell Industries, Inc.
a
22 11,904
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
INDUSTRIAL - 9.6% (continued)
Construction Partners,
Inc. — Class A*
107 $ 11,890
Granite Construction, Inc.
99 11,868
Arcosa, Inc.
110 11,675
Matson, Inc.
70 11,476
Casella Waste Systems,
Inc. — Class A*
142 11,266
Joby Aviation, Inc.*
1,321 10,911
Atmus Filtration Technologies,
Inc.
186 10,559
Knife River Corp.*
129 10,533
Belden, Inc.
89 10,220
Badger Meter, Inc.
67 10,207
Mirion Technologies, Inc.*
,a
541 10,057
MYR Group, Inc.*
35 9,881
AAR Corp.*
89 9,742
Novanta, Inc.*
82 9,685
Mueller Water Products,
Inc. — Class A
352 9,676
IES Holdings, Inc.*
,a
20 9,529
CSW Industrials, Inc.
a
36 9,381
OSI Systems, Inc.*
,a
35 9,293
Itron, Inc.*
,a
102 9,142
Mercury Systems, Inc.*
119 8,676
Frontdoor, Inc.*
164 8,669
AZZ, Inc.
67 8,384
Vicor Corp.*
52 8,372
Franklin Electric Company,
Inc.
88 8,111
Kadant, Inc.
27 7,893
Tutor Perini Corp.
100 7,719
Avient Corp.
210 7,623
Scorpio Tankers, Inc.
102 7,615
Exponent, Inc.
113 7,373
Cactus, Inc. — Class A
155 7,342
Archer Aviation, Inc. — Class
A*
,a
1,373 7,098
Standex International Corp.
a
27 6,881
Materion Corp.
47 6,799
International Seaways, Inc.
92 6,705
Griffon Corp.
88 6,396
Boise Cascade Co.
a
84 6,371
Kennametal, Inc.
174 6,287
nLight, Inc.*
106 6,044
Trinity Industries, Inc.
184 5,921
Centuri Holdings, Inc.*
199 5,813
DHT Holdings, Inc.
299 5,463
RXO, Inc.*
371 5,424
ArcBest Corp.
51 5,016
Knowles Corp.*
195 5,008
Vishay Intertechnology, Inc.
277 4,986
Helios Technologies, Inc.
76 4,918
Hub Group, Inc. — Class A
136 4,901
Astronics Corp.*
71 4,738
Intuitive Machines, Inc.*
250 4,640
Bel Fuse, Inc. — Class B
23 4,554
Benchmark Electronics, Inc.
80 4,485
Atkore, Inc.
76 4,477
Enerpac Tool Group Corp.
121 4,413
Amprius Technologies, Inc.*
252 4,249

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 225
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
INDUSTRIAL - 9.6% (continued)
DXP Enterprises, Inc.*
30 $ 4,192
CECO Environmental Corp.*
68 4,051
Xometry, Inc. — Class A*
,a
99 4,043
Teekay Tankers Ltd. — Class
A
54 3,959
NuScale Power Corp.*
,a
359 3,892
Werner Enterprises, Inc.
131 3,853
Alamo Group, Inc.
23 3,794
Ducommun, Inc.*
31 3,782
Thermon Group Holdings,
Inc.*
75 3,780
Hillman Solutions Corp.*
452 3,761
Worthington Enterprises, Inc.
72 3,754
O-I Glass, Inc.*
351 3,689
Greenbrier Companies, Inc.
a
70 3,686
Greif, Inc. — Class A
54 3,622
Ichor Holdings Ltd.*
77 3,589
American Superconductor
Corp.*
102 3,453
Albany International
Corp. — Class A
65 3,394
Enviri Corp.*
172 3,375
CTS Corp.
66 3,152
Napco Security Technologies,
Inc.
80 3,151
Proto Labs, Inc.*
54 3,079
Red Cat Holdings, Inc.*
,a
234 3,063
Gorman-Rupp Co.
49 3,044
SFL Corporation Ltd.
274 2,956
Dorian LPG Ltd.
84 2,873
World Kinect Corp.
a
124 2,861
Lindsay Corp.
24 2,858
Astec Industries, Inc.
52 2,800
Tennant Co.
42 2,789
Tecnoglass, Inc.
62 2,762
Gibraltar Industries, Inc.*
68 2,711
Nordic American Tankers Ltd.
462 2,707
Great Lakes Dredge & Dock
Corp.*
156 2,652
TriMas Corp.
73 2,624
Voyager Technologies,
Inc. — Class A*
108 2,526
Masterbrand, Inc.*
290 2,410
Energizer Holdings, Inc.
143 2,348
Worthington Steel, Inc.
77 2,337
Ryerson Holding Corp.
103 2,315
FLEX LNG Ltd.
73 2,169
Evolv Technologies Holdings,
Inc.*
349 2,111
Redwire Corp.*
239 2,032
Allient, Inc.
34 2,009
Enovix Corp.*
386 1,999
Cadre Holdings, Inc.
65 1,994
Limbach Holdings, Inc.*
25 1,951
Graham Corp.*
24 1,894
LSB Industries, Inc.*
126 1,877
NANO Nuclear Energy, Inc.*
91 1,864
Myers Industries, Inc.
87 1,843
Marten Transport Ltd.
137 1,799
Costamare, Inc.
104 1,758
NWPX Infrastructure, Inc.*
22 1,713
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
INDUSTRIAL - 9.6% (continued)
Apogee Enterprises, Inc.
50 $ 1,677
Montrose Environmental
Group, Inc.*
76 1,664
National Presto Industries,
Inc.
12 1,645
Genco Shipping & Trading
Ltd.
72 1,624
Janus International Group,
Inc.*
306 1,576
PureCycle Technologies, Inc.*
293 1,521
Teekay Corp. Ltd.
122 1,490
Insteel Industries, Inc.
44 1,479
Smith & Wesson Brands, Inc.
103 1,476
Metallus, Inc.*
86 1,405
Firefly Aerospace, Inc.*
49 1,395
American Woodmark Corp.*
34 1,354
Kimball Electronics, Inc.*
57 1,350
Sturm Ruger & Company, Inc.
32 1,283
Ardagh Metal Packaging S.A.
315 1,276
Navigator Holdings Ltd.
65 1,256
Ardmore Shipping Corp.
81 1,235
Power Solutions International,
Inc.*
20 1,218
Energy Recovery, Inc.*
118 1,188
Park Aerospace Corp.
43 1,177
LSI Industries, Inc.
62 1,153
Cardinal Infrastructure Group,
Inc. — Class A*
29 1,150
Beta Technologies,
Inc. — Class A*
75 1,102
Heartland Express, Inc.
103 1,071
Mesa Laboratories, Inc.
12 1,061
Covenant Logistics Group,
Inc.
38 1,032
Willis Lease Finance Corp.
6 1,022
Eastman Kodak Co.*
110 995
Greif, Inc. — Class B
a
11 963
Columbus McKinnon Corp.
66 959
Orion Group Holdings, Inc.*
88 959
CryoPort, Inc.*
115 952
Manitowoc Company, Inc.*
81 944
Bowman Consulting Group
Ltd.*
33 939
Himalaya Shipping Ltd.
70 931
Hyster-Yale, Inc.
28 910
York Space Systems, Inc.*
,a
40 887
Titan America S.A.
57 854
Forward Air Corp.*
49 819
Kopin Corp.*
349 785
Aebi Schmidt Holding AG
79 767
Luxfer Holdings plc
63 767
Safe Bulkers, Inc.
117 741
Richtech Robotics,
Inc. — Class B*
350 731
Bel Fuse, Inc. — Class A
4 721
NVE Corp.
11 720
L B Foster Co. — Class A*
24 670
Standard BioTools, Inc.*
649 597
Mayville Engineering
Company, Inc.*
,a
33 592
Latham Group, Inc.*
105 564
TSS, Inc.*
43 559

RUSSELL 2000
®
FUND
March 31, 2026
226 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
INDUSTRIAL - 9.6% (continued)
Park-Ohio Holdings Corp.
23 $ 553
Radiant Logistics, Inc.*
78 550
Eve Holding, Inc.*
219 543
Clearwater Paper Corp.*
37 532
Aspen Aerogels, Inc.*
155 530
Tredegar Corp.*
63 501
Pangaea Logistics Solutions
Ltd.
70 496
Lightbridge Corp.*
44 469
AerSale Corp.*
75 467
Pure Cycle Corp.*
46 463
Core Molding Technologies,
Inc.*
20 448
Karat Packaging, Inc.
16 447
Perma-Fix Environmental
Services, Inc.*
41 438
Mistras Group, Inc.*
28 414
Outdoor Holding Co.*
206 414
M-Tron Industries, Inc.*
,a
6 401
Ranpak Holdings Corp.*
110 393
908 Devices, Inc.*
64 392
Byrna Technologies, Inc.*
42 386
Concrete Pumping Holdings,
Inc.*
53 378
Proficient Auto Logistics,
Inc.*
,a
55 373
MicroVision, Inc.*
575 369
Energy Services of America
Corp.
28 368
Sight Sciences, Inc.*
97 366
Palladyne AI Corp.*
60 364
Gencor Industries, Inc.*
24 360
Turtle Beach Corp.*
35 355
AIRO Group Holdings, Inc.*
46 350
Universal Logistics Holdings,
Inc.
16 338
Costamare Bulkers Holdings
Ltd.*
20 309
Eastern Co.
13 263
Ascent Industries Co.*
19 253
Omega Flex, Inc.
8 248
JELD-WEN Holding, Inc.*
199 247
Pro-Dex, Inc.*
5 246
Smith-Midland Corp.*
6 195
Arq, Inc.*
74 189
KULR Technology Group,
Inc.*
77 182
SKYX Platforms Corp.*
143 160
AirJoule Technologies Corp.*
50 125
Net Power, Inc.*
80 125
PAMT CORP*
14 118
NL Industries, Inc.
20 117
Neonode, Inc.*
25 35
Southland Holdings, Inc.*
25 33
Total Industrial 1,229,633
CONSUMER, CYCLICAL - 4 .9%
FirstCash Holdings, Inc.
89 16,732
Brinker International, Inc.*
98 13,991
Installed Building Products,
Inc.
52 13,788
Taylor Morrison Home Corp.*
217 12,638
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, CYCLICAL - 4.9% (continued)
VSE Corp.
61 $ 11,248
Boot Barn Holdings, Inc.*
70 10,245
Resideo Technologies, Inc.*
291 9,810
Meritage Homes Corp.
152 9,400
Champion Homes, Inc.*
126 9,371
Abercrombie & Fitch
Co. — Class A*
102 9,320
Urban Outfitters, Inc.*
147 9,312
Life Time Group Holdings,
Inc.*
341 9,187
Rush Enterprises,
Inc. — Class A
138 9,123
Tri Pointe Homes, Inc.*
191 8,925
PriceSmart, Inc.
58 8,729
Cavco Industries, Inc.*
18 8,717
Kontoor Brands, Inc.
124 8,716
Asbury Automotive Group,
Inc.*
44 8,598
Group 1 Automotive, Inc.
26 8,596
Dana, Inc.
255 8,581
Academy Sports & Outdoors,
Inc.
150 8,468
SkyWest, Inc.*
92 8,448
UniFirst Corp.
33 8,302
Patrick Industries, Inc.
74 8,219
Shake Shack, Inc. — Class A*
88 7,785
Signet Jewelers Ltd.
89 7,533
Victoria's Secret & Co.*
158 7,325
Garrett Motion, Inc.
401 7,286
Advance Auto Parts, Inc.
a
137 7,227
M/I Homes, Inc.*
59 7,225
KB Home
a
139 7,193
OPENLANE, Inc.*
240 6,996
Cinemark Holdings, Inc.
237 6,759
Polaris, Inc.
122 6,649
LCI Industries
a
54 6,641
Dorman Products, Inc.*
63 6,575
American Eagle Outfitters,
Inc.
364 6,079
Red Rock Resorts,
Inc. — Class A
112 5,976
Phinia, Inc.
87 5,954
Cheesecake Factory, Inc.
a
106 5,804
Acushnet Holdings Corp.
62 5,796
Visteon Corp.
63 5,740
Steven Madden Ltd.
163 5,529
Madison Square Garden
Entertainment Corp.*
91 5,361
HNI Corp.
159 5,309
Hilton Grand Vacations, Inc.*
,a
134 5,242
OneSpaWorld Holdings Ltd.
222 5,095
Warby Parker, Inc. — Class
A*
224 4,720
Capri Holdings Ltd.*
266 4,687
National Vision Holdings, Inc.*
178 4,610
Green Brick Partners, Inc.*
71 4,576
Rush Street Interactive, Inc.*
208 4,524
Atlanta Braves Holdings,
Inc. — Class C*
105 4,484
Lionsgate Studios Corp.*
450 4,315
Callaway Golf Co.*
302 4,192

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 227
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, CYCLICAL - 4.9% (continued)
Marriott Vacations Worldwide
Corp.
a
63 $ 4,103
Blue Bird Corp.*
72 4,089
Goodyear Tire & Rubber Co.*
613 4,064
Super Group SGHC Ltd.
364 3,931
Six Flags Entertainment
Corp.*
219 3,887
IMAX Corp.*
101 3,839
Peloton Interactive,
Inc. — Class A*
893 3,831
Sonos, Inc.*
276 3,698
Central Garden & Pet
Co. — Class A*
112 3,631
Buckle, Inc.
72 3,626
Adient plc*
177 3,577
Century Communities, Inc.
58 3,328
Interface, Inc.
132 3,289
Kohl's Corp.
249 3,212
Sally Beauty Holdings, Inc.*
227 3,144
Dauch Corp.*
522 3,095
Brightstar Lottery plc
240 3,058
La-Z-Boy, Inc.
95 3,053
Leggett & Platt, Inc.
305 3,013
Wolverine World Wide, Inc.
184 3,003
JetBlue Airways Corp.*
,a
678 2,997
Winmark Corp.
7 2,993
Carter's, Inc.
81 2,897
Monarch Casino & Resort,
Inc.
29 2,772
Allegiant Travel Co.*
33 2,674
XPEL, Inc.*
56 2,479
Papa John's International, Inc.
75 2,431
Sonic Automotive,
Inc. — Class A
35 2,400
G-III Apparel Group Ltd.
83 2,299
MillerKnoll, Inc.
159 2,299
Douglas Dynamics, Inc.
53 2,231
United Parks & Resorts, Inc.*
64 2,090
Alliance Laundry Holdings,
Inc.*
100 2,074
Winnebago Industries, Inc.
a
64 1,983
Sun Country Airlines
Holdings, Inc.*
120 1,982
Gentherm, Inc.*
71 1,972
LGI Homes, Inc.*
,a
47 1,858
Pursuit Attractions and
Hospitality, Inc.*
50 1,832
Gold.com, Inc.
45 1,804
ScanSource, Inc.*
49 1,779
Daktronics, Inc.*
,a
90 1,760
Standard Motor Products, Inc.
50 1,737
Global Business Travel Group
I*
298 1,663
Fox Factory Holding Corp.*
99 1,630
Lindblad Expeditions
Holdings, Inc.*
88 1,522
PC Connection, Inc.
26 1,520
BJ's Restaurants, Inc.*
43 1,509
Ermenegildo Zegna N.V.
144 1,500
indie Semiconductor,
Inc. — Class A*
,a
455 1,465
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, CYCLICAL - 4.9% (continued)
Cracker Barrel Old Country
Store, Inc.
a
52 $ 1,462
First Watch Restaurant
Group, Inc.*
126 1,320
Rush Enterprises,
Inc. — Class B
20 1,287
Accel Entertainment, Inc.*
117 1,276
Oxford Industries, Inc.
33 1,271
Golden Entertainment, Inc.
46 1,228
Hovnanian Enterprises,
Inc. — Class A*
11 1,220
Beazer Homes USA, Inc.*
63 1,212
Sabre Corp.*
836 1,212
Sweetgreen, Inc. — Class A*
233 1,209
Ethan Allen Interiors, Inc.
54 1,202
MarineMax, Inc.*
44 1,191
Miller Industries, Inc.
26 1,184
AMC Entertainment Holdings,
Inc. — Class A*
1,166 1,143
Malibu Boats, Inc. — Class A*
44 1,140
Cooper-Standard Holdings,
Inc.*
40 1,115
Forestar Group, Inc.*
45 1,100
Build-A-Bear Workshop, Inc.
29 1,086
Global Industrial Co.
34 1,072
Bloomin' Brands, Inc.
197 1,064
Kura Sushi USA, Inc. — Class
A*
15 1,047
Solid Power, Inc.*
,a
340 1,020
Dream Finders Homes,
Inc. — Class A*
71 988
BlueLinx Holdings, Inc.*
18 975
Clean Energy Fuels Corp.*
392 972
Camping World Holdings,
Inc. — Class A
141 963
Marcus Corp.
56 962
Aeva Technologies, Inc.*
72 948
Arko Corp.
160 890
Movado Group, Inc.
36 879
El Pollo Loco Holdings, Inc.*
62 859
Dine Brands Global, Inc.
32 840
Nu Skin Enterprises,
Inc. — Class A
115 837
Wabash National Corp.
97 836
Titan Machinery, Inc.*
49 819
Arhaus, Inc.
120 814
Caleres, Inc.
77 812
Titan International, Inc.*
114 788
MasterCraft Boat Holdings,
Inc.*
38 779
Atlanta Braves Holdings,
Inc. — Class A*
16 754
Central Garden & Pet Co.*
20 735
Zumiez, Inc.*
33 731
Strattec Security Corp.*
9 705
ThredUp, Inc. — Class A*
213 699
Portillo's, Inc. — Class A*
132 698
Genesco, Inc.*
24 696
Dave & Buster's
Entertainment, Inc.*
64 693
Haverty Furniture Companies,
Inc.
32 678

RUSSELL 2000
®
FUND
March 31, 2026
228 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, CYCLICAL - 4.9% (continued)
Microvast Holdings, Inc.*
449 $ 674
Shoe Carnival, Inc.
43 670
Savers Value Village, Inc.*
89 662
Biglari Holdings, Inc. — Class
B*
2 659
Rocky Brands, Inc.
17 658
Krispy Kreme, Inc.
181 614
Xperi, Inc.*
105 588
Johnson Outdoors,
Inc. — Class A
12 558
Hudson Technologies, Inc.*
91 535
EVgo, Inc.*
301 518
Petco Health & Wellness
Company, Inc.*
184 512
Hyliion Holdings Corp.*
279 491
Black Rock Coffee Bar,
Inc. — Class A*
37 478
Citi Trends, Inc.*
11 477
Lovesac Co.*
32 473
Reservoir Media, Inc.*
48 470
Falcon's Beyond Global,
Inc. — Class A*
33 465
Frontier Group Holdings, Inc.*
129 455
Weyco Group, Inc.
14 449
Methode Electronics, Inc.
79 436
RCI Hospitality Holdings, Inc.
a
19 433
Holley, Inc.*
140 430
Designer Brands,
Inc. — Class A
75 427
Jack in the Box, Inc.
44 425
Inspired Entertainment, Inc.*
59 421
JAKKS Pacific, Inc.
21 418
Escalade, Inc.
24 412
Flexsteel Industries, Inc.
9 404
Webtoon Entertainment, Inc.*
42 386
Xponential Fitness,
Inc. — Class A*
64 385
Starz Entertainment Corp.*
30 345
Motorcar Parts of America,
Inc.*
31 343
Hamilton Beach Brands
Holding Co. — Class A
17 322
Barnes & Noble Education,
Inc.*
35 309
Superior Group of
Companies, Inc.
27 274
American Outdoor Brands,
Inc.*
29 271
Bassett Furniture Industries,
Inc.
19 269
Envela Corp.*
16 267
Funko, Inc. — Class A*
82 258
EVI Industries, Inc.
12 247
OneWater Marine,
Inc. — Class A*
26 246
America's Car-Mart, Inc.*
18 229
J Jill, Inc.
17 195
Clarus Corp.
69 188
Lakeland Industries, Inc.
a
21 172
Bally's Corp.*
17 164
Virco Mfg. Corp.
a
26 159
Marine Products Corp.
21 153
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
CONSUMER, CYCLICAL - 4.9% (continued)
OPAL Fuels, Inc. — Class A*
50 $ 126
Torrid Holdings, Inc.*
56 100
CompX International, Inc.
4 93
Sleep Number Corp.*
49 88
Faraday Future Intelligent
Electric, Inc.*
208 57
Livewire Group, Inc.*
27 45
Traeger, Inc.*
1 29
Total Consumer, Cyclical 619,617
TECHNOLOGY - 4 .3%
IonQ, Inc.*
,a
773 22,286
Rambus, Inc.*
243 20,905
SiTime Corp.*
51 17,613
Planet Labs PBC*
,a
611 17,077
FormFactor, Inc.*
176 17,070
Semtech Corp.*
210 16,147
Silicon Laboratories, Inc.*
74 15,403
Clearwater Analytics
Holdings, Inc. — Class A*
629 14,876
DigitalOcean Holdings, Inc.*
,a
172 14,754
D-Wave Quantum, Inc.*
825 11,905
Rigetti Computing, Inc.*
730 10,249
ACI Worldwide, Inc.*
236 9,678
Clear Secure, Inc. — Class A
196 9,488
Fastly, Inc. — Class A*
321 9,328
Maximus, Inc.
a
123 7,884
Commvault Systems, Inc.*
100 7,789
Alignment Healthcare, Inc.*
441 7,770
Kulicke & Soffa Industries,
Inc.
116 7,624
Box, Inc. — Class A*
321 7,588
Zeta Global Holdings
Corp. — Class A*
474 7,546
NCR Atleos Corp.*
167 7,278
Diodes, Inc.*
105 7,167
Qualys, Inc.*
81 7,116
Workiva, Inc.*
115 6,857
Axcelis Technologies, Inc.*
,a
71 6,609
Power Integrations, Inc.
125 6,400
Impinj, Inc.*
62 6,367
Ultra Clean Holdings, Inc.*
,a
101 6,280
Synaptics, Inc.*
,a
89 6,234
Waystar Holding Corp.*
248 5,979
Adeia, Inc.
248 5,959
SoundHound AI, Inc. — Class
A*
852 5,853
Varonis Systems, Inc.*
266 5,711
Photronics, Inc.*
130 5,253
NetScout Systems, Inc.*
160 5,086
CSG Systems International,
Inc.
63 5,036
SPS Commerce, Inc.*
87 4,843
Ambarella, Inc.*
93 4,787
Braze, Inc. — Class A*
195 4,604
Veeco Instruments, Inc.*
,a
134 4,537
Tenable Holdings, Inc.*
268 4,533
ACM Research, Inc. — Class
A*
115 4,525
Insight Enterprises, Inc.*
65 4,356
Diebold Nixdorf, Inc.*
56 4,225

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 229
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
TECHNOLOGY - 4.3% (continued)
Agilysys, Inc.*
59 $ 4,197
BlackLine, Inc.*
,a
112 4,144
V2X, Inc.*
60 4,110
Digi International, Inc.*
85 4,097
Pitney Bowes, Inc.
a
369 4,077
Navitas Semiconductor Corp.*
458 4,017
LiveRamp Holdings, Inc.*
141 3,739
Freshworks, Inc. — Class A*
459 3,686
ASGN, Inc.*
95 3,677
BigBear.ai Holdings, Inc.*
978 3,443
Blackbaud, Inc.*
87 3,359
Intapp, Inc.*
130 3,340
NextNav, Inc.*
206 3,300
MaxLinear, Inc.*
184 3,200
AvePoint, Inc.*
336 3,195
Cohu, Inc.*
103 3,154
Quantum Computing, Inc.*
,a
460 3,151
Innodata, Inc.*
71 2,742
Donnelley Financial Solutions,
Inc.*
58 2,734
Five9, Inc.*
178 2,700
GigaCloud Technology,
Inc. — Class A*
56 2,541
Alkami Technology, Inc.*
,a
160 2,507
Aehr Test Systems*
67 2,484
PDF Solutions, Inc.*
,a
75 2,453
Progress Software Corp.*
,a
95 2,437
C3.ai, Inc. — Class A*
,a
284 2,391
Appian Corp. — Class A*
92 2,218
Genius Sports Ltd.*
500 2,215
SkyWater Technology, Inc.*
80 2,193
Ouster, Inc.*
119 2,186
Penguin Solutions, Inc.*
,a
121 2,130
NCR Voyix Corp.*
318 2,013
Life360, Inc.*
47 1,919
Vertex, Inc. — Class A*
153 1,819
ACV Auctions, Inc. — Class
A*
384 1,628
Schrodinger Incorporated/
United States*
,a
132 1,500
Talkspace, Inc.*
289 1,496
Daily Journal Corp.*
3 1,447
Mitek Systems, Inc.*
104 1,404
Amplitude, Inc. — Class A*
204 1,391
Porch Group, Inc.*
189 1,355
Cantaloupe, Inc.*
125 1,351
SEMrush Holdings,
Inc. — Class A*
108 1,290
Asana, Inc. — Class A*
201 1,286
Alpha & Omega
Semiconductor Ltd.*
58 1,285
Rezolve AI plc*
501 1,283
Pagaya Technologies
Ltd. — Class A*
107 1,247
PagerDuty, Inc.*
198 1,230
PAR Technology Corp.*
92 1,226
Vishay Precision Group, Inc.*
28 1,216
I3 Verticals, Inc. — Class A*
,a
54 1,207
Nutex Health, Inc.*
,a
12 1,140
Navan, Inc. — Class A*
,a
85 1,125
Bandwidth, Inc. — Class A*
63 1,123
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
TECHNOLOGY - 4.3% (continued)
Phreesia, Inc.*
133 $ 1,115
Consensus Cloud Solutions,
Inc.*
46 1,092
Arteris, Inc.*
66 1,085
HeartFlow, Inc.*
44 1,071
Ambiq Micro, Inc.*
41 1,042
CEVA, Inc.*
55 1,027
Omada Health, Inc.*
75 943
Red Violet, Inc.*
26 900
OneSpan, Inc.
85 895
Yext, Inc.*
232 891
Grid Dynamics Holdings, Inc.*
155 884
Rapid7, Inc.*
150 827
N-able, Inc.*
169 789
Blend Labs, Inc. — Class A*
451 767
McGraw Hill, Inc.*
55 754
Ibotta, Inc. — Class A*
25 749
Climb Global Solutions, Inc.
36 714
ON24, Inc.*
88 713
PubMatic, Inc. — Class A*
86 703
Sprout Social, Inc. — Class A*
121 690
Digital Turbine, Inc.*
239 688
Weave Communications, Inc.*
137 633
IBEX Holdings Ltd.*
23 617
Corsair Gaming, Inc.*
109 605
Cerence, Inc.*
,a
94 593
3D Systems Corp.*
309 581
Evolent Health, Inc. — Class
A*
252 575
8x8, Inc.*
306 508
Asure Software, Inc.*
58 499
VTEX — Class A*
122 488
Telos Corp.*
115 482
Simulations Plus, Inc.*
39 461
Viant Technology,
Inc. — Class A*
37 414
Commerce.com, Inc.*
154 411
Conduent, Inc.*
318 407
Cricut, Inc. — Class A
108 404
EverCommerce, Inc.*
,a
34 389
Immersion Corp.
69 377
Rimini Street, Inc.*
114 374
Playtika Holding Corp.
131 364
Via Transportation,
Inc. — Class A*
24 360
Vuzix Corp.*
150 347
Xerox Holdings Corp.
a
266 343
eGain Corp.*
43 339
TruBridge, Inc.*
23 337
Unisys Corp.*
156 323
Blaize Holdings, Inc.*
170 309
Richardson Electronics Ltd.
28 307
Aeluma, Inc.*
23 301
Whitefiber, Inc.*
25 298
Claritev Corp.*
18 294
Atomera, Inc.*
,a
69 263
Domo, Inc. — Class B*
75 230
Kaltura, Inc.*
178 217
CS Disco, Inc.*
56 214
ReposiTrak, Inc.
26 198

RUSSELL 2000
®
FUND
March 31, 2026
230 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
TECHNOLOGY - 4.3% (continued)
Rackspace Technology, Inc.*
196 $ 192
Health Catalyst, Inc.*
144 183
Digimarc Corp.*
37 182
CSP, Inc.
16 138
WM Technology, Inc.*
205 135
Silvaco Group, Inc.*
,a
18 127
Expensify, Inc. — Class A*
139 121
TTEC Holdings, Inc.*
47 118
Airship AI Holdings, Inc.*
47 106
Playstudios, Inc.*
207 97
Definitive Healthcare Corp.*
68 84
Teads Holding Co.*
85 56
Skillsoft Corp.*
,a
10 43
Meridian Holdings, Inc.*
2 14
Zspace, Inc.*
5 1
Total Technology 550,171
ENERGY - 3 .5%
Nextpower, Inc. — Class A*
,a
329 39,661
SM Energy Co.
562 17,523
Noble Corporation plc
285 13,985
Transocean Ltd.*
2,096 13,896
Valaris Ltd.*
141 13,824
Archrock, Inc.
388 13,502
Magnolia Oil & Gas
Corp. — Class A
408 12,881
Murphy Oil Corp.
a
305 12,581
Core Natural Resources, Inc.
115 12,044
CNX Resources Corp.*
,a
311 11,989
Golar LNG Ltd.
220 11,904
California Resources Corp.
a
165 11,421
Warrior Met Coal, Inc.
118 10,992
Kodiak Gas Services, Inc.
188 10,964
Liberty Energy, Inc. — Class A
356 10,253
Tidewater, Inc.*
,a
112 9,358
PBF Energy, Inc. — Class A
191 9,095
Peabody Energy Corp.
a
276 9,094
Patterson-UTI Energy, Inc.
783 8,480
Helmerich & Payne, Inc.
221 7,963
Crescent Energy Co. — Class
A
a
581 7,843
Oceaneering International,
Inc.*
220 7,803
Gulfport Energy Corp.*
36 7,617
Par Pacific Holdings, Inc.*
,a
111 6,953
Sunrun, Inc.*
511 6,929
Plug Power, Inc.*
2,987 6,751
Seadrill Ltd.*
143 6,506
Northern Oil & Gas, Inc.
a
217 6,343
Delek US Holdings, Inc.
133 5,994
Solaris Energy Infrastructure,
Inc. — Class A
104 5,877
Alpha Metallurgical
Resources, Inc.*
26 5,337
DNOW, Inc.*
425 5,062
Kinetik Holdings, Inc. — Class
A
101 4,889
Sable Offshore Corp.*
281 4,642
Talos Energy, Inc.*
282 4,444
Comstock Resources, Inc.*
169 3,562
Borr Drilling Ltd.
608 3,508
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
ENERGY - 3.5% (continued)
Eos Energy Enterprises, Inc.*
696 $ 3,452
Select Water Solutions,
Inc. — Class A
219 3,351
Expro Group Holdings N.V.*
185 3,221
Helix Energy Solutions Group,
Inc.*
323 3,194
ProPetro Holding Corp.*
221 3,185
National Energy Services
Reunited Corp.*
142 3,049
NextDecade Corp.*
395 3,026
REX American Resources
Corp.*
66 3,008
Bristow Group, Inc.
64 3,001
Kosmos Energy Ltd.*
1,070 2,975
Nabors Industries Ltd.*
33 2,840
Shoals Technologies Group,
Inc. — Class A*
384 2,527
Array Technologies, Inc.*
347 2,509
Green Plains, Inc.*
151 2,484
CVR Energy, Inc.*
73 2,456
TETRA Technologies, Inc.*
286 2,437
Atlas Energy Solutions, Inc.
182 2,388
Diversified Energy Co.
129 2,250
Innovex International, Inc.*
91 2,219
T1 Energy, Inc.*
459 2,015
Fluence Energy, Inc.*
146 2,009
Core Laboratories, Inc.
a
110 1,847
Excelerate Energy,
Inc. — Class A
54 1,805
RPC, Inc.
210 1,487
Oil States International, Inc.*
127 1,478
VAALCO Energy, Inc.
233 1,477
Ramaco Resources,
Inc. — Class A*
95 1,469
BKV Corp.*
51 1,455
Gevo, Inc.*
528 1,441
Forum Energy Technologies,
Inc.*
23 1,349
SunCoke Energy, Inc.
199 1,295
Vitesse Energy, Inc.
69 1,253
Hallador Energy Co.*
73 1,188
SandRidge Energy, Inc.
71 1,158
ASP Isotopes, Inc.*
256 1,131
Riley Exploration Permian,
Inc.
31 1,130
Natural Gas Services Group,
Inc.
24 906
Flowco Holdings,
Inc. — Class A
43 886
W&T Offshore, Inc.
224 764
Granite Ridge Resources, Inc.
127 745
Matrix Service Co.*
63 723
Ranger Energy Services,
Inc. — Class A
40 686
Infinity Natural Resources,
Inc. — Class A*
34 599
Summit Midstream Corp.*
19 575
Flotek Industries, Inc.*
33 560
NACCO Industries,
Inc. — Class A
9 468
Kolibri Global Energy, Inc.*
70 384
SEACOR Marine Holdings,
Inc.*
48 344

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 231
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
ENERGY - 3.5% (continued)
Evolution Petroleum Corp.
73 $ 334
HighPeak Energy, Inc.
43 297
Epsilon Energy Ltd.
45 277
DMC Global, Inc.*
45 234
New Fortress Energy, Inc.*
,a
395 233
PrimeEnergy Resources
Corp.*
1 233
FutureFuel Corp.
59 227
Montauk Renewables, Inc.*
158 182
ProFrac Holding
Corp. — Class A*
29 180
SunPower, Inc.*
140 178
Mammoth Energy Services,
Inc.*
57 140
Prairie Operating Co.*
51 104
Empire Petroleum Corp.*
34 101
Verde Clean Fuels, Inc.*
10 17
NextNRG, Inc.*
41 16
Total Energy 450,422
COMMUNICATIONS - 2 .4%
EchoStar Corp. — Class A*
306 35,823
Credo Technology Group
Holding Ltd.*
364 34,169
InterDigital, Inc.
58 17,516
Viavi Solutions, Inc.*
,a
520 17,306
Lumen Technologies, Inc.*
2,152 14,956
Viasat, Inc.*
279 12,778
Applied Digital Corp.*
536 12,725
Hims & Hers Health, Inc.*
463 9,612
Telephone and Data Systems,
Inc.
227 9,557
Vistance Networks, Inc.*
496 9,027
Globalstar, Inc.*
113 7,505
Sphere Entertainment Co.*
,a
61 7,161
Calix, Inc.*
138 6,761
Q2 Holdings, Inc.*
142 6,717
Cargurus, Inc.*
178 6,061
Extreme Networks, Inc.*
301 4,539
ePlus, Inc.
60 4,515
A10 Networks, Inc.
a
167 3,861
Magnite, Inc.*
320 3,802
Ziff Davis, Inc.*
88 3,692
Uniti Group, Inc.*
,a
382 3,583
Yelp, Inc.*
133 3,290
Upwork, Inc.*
281 3,080
Figs, Inc. — Class A*
208 3,072
TripAdvisor, Inc.*
,a
261 2,782
Liberty Latin America
Ltd. — Class C*
294 2,593
Harmonic, Inc.*
251 2,254
USA TODAY Company, Inc.*
318 2,242
ADTRAN Holdings, Inc.*
,a
174 2,189
Revolve Group, Inc.*
95 2,148
RealReal, Inc.*
223 2,025
Cogent Communications
Holdings, Inc.
106 1,997
IDT Corp. — Class B
38 1,866
Scholastic Corp.
47 1,836
Shenandoah
Telecommunications Co.
119 1,835
Liquidity Services, Inc.*
55 1,681
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
COMMUNICATIONS - 2.4% (continued)
BlackSky Technology, Inc.*
,a
66 $ 1,661
Preformed Line Products Co.
6 1,625
Sprinklr, Inc. — Class A*
258 1,548
Stagwell, Inc.*
246 1,547
QuinStreet, Inc.*
128 1,537
NETGEAR, Inc.*
65 1,420
Rumble, Inc.*
248 1,265
Serve Robotics, Inc.*
,a
143 1,207
HealthStream, Inc.
57 1,180
Sinclair, Inc.
91 1,178
Cable One, Inc.*
12 1,095
Cars.com, Inc.*
123 999
Anterix, Inc.*
26 993
EverQuote, Inc. — Class A*
64 987
Grindr, Inc.*
78 943
Shutterstock, Inc.
56 930
Gray Media, Inc.
206 894
Satellogic, Inc. — Class A*
161 876
Ooma, Inc.*
60 873
Powerfleet Incorporated NJ*
280 862
Stitch Fix, Inc. — Class A*
249 824
iHeartMedia, Inc. — Class A*
280 818
Optimum Communications,
Inc. — Class A*
589 766
Clearfield, Inc.*
28 741
MediaAlpha, Inc. — Class A*
78 725
Groupon, Inc.*
59 702
Nextdoor Holdings, Inc.*
496 694
Frequency Electronics, Inc.*
15 664
Gogo, Inc.*
161 647
ATN International, Inc.
23 626
Aviat Networks, Inc.*
27 610
fuboTV, Inc. — Class A*
,a
64 605
Bed Bath & Beyond, Inc.*
129 599
Boston Omaha Corp. — Class
A*
51 596
Liberty Latin America
Ltd. — Class A*
68 588
Newsmax, Inc.*
108 564
Angi, Inc.*
82 562
Bumble, Inc. — Class A*
171 557
EW Scripps Co. — Class A*
147 547
Spok Holdings, Inc.
48 523
AMC Networks, Inc. — Class
A*
,a
76 516
National CineMedia, Inc.
150 457
Nexxen International Ltd.*
70 456
BK Technologies Corp.*
6 448
Ribbon Communications, Inc.*
211 447
Backblaze, Inc. — Class A*
126 435
Entravision Communications
Corp. — Class A
146 434
Phoenix Education Partners,
Inc.
11 346
Inseego Corp.*
29 322
LifeMD, Inc.*
86 310
Open Lending Corp.*
228 285
Tucows, Inc. — Class A*
16 275
ZipRecruiter, Inc. — Class A*
145 267
TechTarget, Inc.*
62 241

RUSSELL 2000
®
FUND
March 31, 2026
232 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
COMMUNICATIONS - 2.4% (continued)
Lands' End, Inc.*
21 $ 236
OptimizeRx Corp.*
37 232
CuriosityStream, Inc.
75 222
Crexendo, Inc.*
34 210
Thryv Holdings, Inc.*
73 200
Advantage Solutions, Inc.*
8 169
1-800-Flowers.com,
Inc. — Class A*
51 155
Gambling.com Group Ltd.*
39 151
Getty Images Holdings, Inc.*
180 143
AudioEye, Inc.*
19 121
Gaia, Inc.*
40 111
Nerdy, Inc.*
136 111
BARK, Inc.*
212 107
Travelzoo*
15 89
Value Line, Inc.
2 71
Arena Group Holdings, Inc.*
30 65
Vivid Seats, Inc. — Class A*
,a
7 41
Total Communications 310,807
BASIC MATERIALS - 2 .3%
Coeur Mining, Inc.*
2,303 43,227
Hecla Mining Co.
1,434 26,715
Commercial Metals Co.
251 15,419
Uranium Energy Corp.*
,a
1,077 14,539
SSR Mining, Inc.*
459 13,495
Balchem Corp.
74 12,542
Energy Fuels, Inc.*
522 9,526
Cabot Corp.
a
118 8,887
Sensient Technologies Corp.
95 8,212
Perimeter Solutions, Inc.*
318 7,766
HB Fuller Co.
125 7,710
Constellium SE*
313 7,694
Chemours Co.
344 7,578
Century Aluminum Co.*
128 7,512
Hawkins, Inc.
44 6,758
Centrus Energy
Corp. — Class A*
,a
38 6,596
USA Rare Earth, Inc.*
416 6,296
Ingevity Corp.*
81 5,770
Novagold Resources, Inc.*
634 5,693
Calumet, Inc.*
156 5,600
Perpetua Resources Corp.*
194 5,455
Minerals Technologies, Inc.
71 5,035
Kaiser Aluminum Corp.
37 4,459
Rogers Corp.*
41 4,401
Innospec, Inc.
57 4,162
Quaker Chemical Corp.
a
31 3,851
United States Lime &
Minerals, Inc.
25 3,265
Ecovyst, Inc.*
253 3,254
Sylvamo Corp.
75 3,168
Ivanhoe Electric Incorporated
/ US*
243 2,872
Tronox Holdings plc
270 2,638
Stepan Co.
49 2,449
US Antimony Corp.*
272 2,375
Koppers Holdings, Inc.
45 1,741
Rayonier Advanced Materials,
Inc.*
151 1,672
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
BASIC MATERIALS - 2.3% (continued)
Compass Minerals
International, Inc.*
71 $ 1,658
AdvanSix, Inc.
62 1,513
Oil-Dri Corporation of America
23 1,497
Ferroglobe plc
279 1,149
Mativ Holdings, Inc.
127 1,105
NioCorp Developments Ltd.*
245 1,093
Intrepid Potash, Inc.*
25 1,069
Critical Metals Corp.*
131 1,040
Dakota Gold Corp.*
202 1,020
Idaho Strategic Resources,
Inc.*
29 931
Contango Silver & Gold Inc*
48 900
Caledonia Mining Corporation
plc
39 881
Orion S.A.
130 845
Encore Energy Corp.*
415 747
Magnera Corp.*
78 742
American Battery Technology
Co.*
,a
258 720
Vox Royalty Corp.
94 493
US Gold Corp.*
26 395
Kronos Worldwide, Inc.
51 335
Codexis, Inc.*
192 313
Friedman Industries, Inc.
16 284
Lifezone Metals Ltd.*
65 218
American Vanguard Corp.*
61 152
Valhi, Inc.
6 86
US Goldmining, Inc.*
4 47
Trinseo plc
80 8
Total Basic Materials 297,573
UTILITIES - 1 .6%
Ormat Technologies, Inc.
138 15,445
Oklo, Inc.*
275 13,637
Portland General Electric Co.
256 13,509
Southwest Gas Holdings, Inc.
155 13,470
TXNM Energy, Inc.
a
227 13,270
New Jersey Resources Corp.
228 12,522
Spire, Inc.
132 11,951
Black Hills Corp.
169 11,730
ONE Gas, Inc.
135 11,628
Brookfield Infrastructure
Corp. — Class A
272 10,749
Northwestern Energy Group,
Inc.
139 9,166
Otter Tail Corp.
88 7,724
Avista Corp.
186 7,466
Chesapeake Utilities Corp.
53 6,698
American States Water Co.
88 6,655
MGE Energy, Inc.
84 6,492
California Water Service
Group
137 6,212
Hawaiian Electric Industries,
Inc.*
369 5,476
Northwest Natural Holding
Co.
95 5,056
H2O America
a
75 4,400
Middlesex Water Co.
42 2,186
Unitil Corp.
38 1,985
Ameresco, Inc. — Class A*
75 1,913

RUSSELL 2000
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 233
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 51.8% (continued)
UTILITIES - 1.6% (continued)
Consolidated Water Company
Ltd.
35 $ 1,159
York Water Co.
34 1,035
Genie Energy Ltd. — Class B
50 707
RGC Resources, Inc.
19 419
Global Water Resources, Inc.
29 220
Total Utilities 202,880
GOVERNMENT - 0 .0%
Banco Latinoamericano
de Comercio Exterior
S.A. — Class E
64 3,269
Total Common Stocks
(Cost $4,873,031) 6,629,462
RIGHTS - 0 .0%
INDUSTRIAL - 0 .0%
M-Tron Industries, Inc.* 6 13
CONSUMER, NON-CYCLICAL - 0 .0%
Akero Therapeutics, Inc.*
,b
164 —
Assertio Holdings, Inc.*
,b
429 —
Cartesian Therapeutics, Inc.*
,b
881 —
GTX, Inc. Contingent Rights*
,b
7 —
Sanofi S.A.
Expiring 06/30/32*
,b
261 —
Tobira Therapeutics, Inc.*
,b
141 —
Total Consumer, Non-cyclical —
Total Rights
(Cost $271) 13
EXCHANGE-TRADED FUNDS
c
- 24 .6%
Vanguard Russell 2000 ETF
15,743 1,576,976
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS
c
- 24.6% (continued)
iShares Russell 2000 Index
ETF
6,356 $ 1,576,288
Total Exchange-Traded Funds
(Cost $2,799,131) 3,153,264
MONEY MARKET FUNDS
c
- 0 .3%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
43,468 43,468
Total Money Market Funds
(Cost $43,468) 43,468
SECURITIES LENDING COLLATERAL - 0 .1%
MONEY MARKET FUND - 0 .1%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
d
16,446 16,446
Total Securities Lending Collateral
(Cost $16,446) 16,446
FACE
AMOUNT
REPURCHASE AGREEMENTS
f
- 17 .2%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 1,151,639 1,151,639
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 1,046,583 1,046,583
Total Repurchase Agreements
(Cost $2,198,222) 2,198,222
Total Investments - 94.0%
(Cost $9,930,569) $ 12,040,875
Other Assets & Liabilities, net - 6.0% 776,703
Total Net Assets - 100.0% $ 12,817,578
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Value determined based on Level 3 inputs — See Note 4 .
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust

RUSSELL 2000
®
FUND
March 31, 2026
234 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts 4 Jun 2026 $ 502,340 $ (1,837)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Goldman Sachs
International
Russell 2000
Index Pay
4.34% (Federal
Funds Rate +
0.70%) At Maturity 06/15/26 269 $ 670,480 $ (5,559)
BNP Paribas
Russell 2000
Index Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 334 834,172 (13,496)
Barclays Bank
plc
Russell 2000
Index Pay
4.43% (SOFR +
0.75%) At Maturity 06/16/26 407 1,015,512 (16,464)
$ 2,520,164 $ (35,519)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 6,629,462 $ — $ — $ 6,629,462
Rights 13 — —
a
13
Exchange-Traded Funds 3,153,264 — — 3,153,264
Money Market Funds 43,468 — — 43,468
Securities Lending Collateral 16,446 — — 16,446
Repurchase Agreements — 2,198,222 — 2,198,222
Total Assets $ 9,842,653 $ 2,198,222 $ — $ 12,040,875
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
b
$ 1,837 $ — $ — $ 1,837
Equity Index Swap Agreements
b
— 35,519 — 35,519
Total Liabilities $ 1,837 $ 35,519 $ — $ 37,356
a
Securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.

RUSSELL 2000
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 235
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $737,568 of securities loaned (cost $7,732,347) $ 9,842,653
Repurchase agreements, at value (cost $2,198,222) 2,198,222
Segregated cash due from broker 894,823
Receivables:
Variation margin on futures contracts 16,700
Dividends 5,644
Fund shares sold 1,712
Investments sold 932
Interest 378
Securities lending income 368
Foreign tax reclaims 4
Total assets 12,961,436
LIABILITIES:
Unrealized depreciation on OTC swap agreements 35,519
Payable for:
Fund shares redeemed 58,323
Return of securities lending collateral 16,446
Investment advisory fees 7,836
Transfer agent fees 6,218
Distribution and service fees 3,225
Fund accounting 1,837
Investments purchased 866
Trustees’ fees and expenses* 726
Other liabilities 12,862
Total liabilities
143,858
NET ASSETS $ 12,817,578
NET ASSETS CONSIST OF:
Paid-in capital $ 14,973,705
Total distributable earnings (loss) (2,156,127)
Net assets $ 12,817,578
Class A:
Net assets $ 4,980,580
Capital shares outstanding 83,831
Net asset value per share $ 59 .41
Maximum offering price per share (Net asset value divided by 95.25%) $ 62 .37
Class C:
Net assets $ 676,150
Capital shares outstanding 13,783
Net asset value per share $ 49 .06
Class H:
Net assets $ 7,160,848
Capital shares outstanding 120,785
Net asset value per share $ 59 .29
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

RUSSELL 2000
®
FUND
236 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $177)
$ 112,049
Interest
152,411
Income from securities lending, net 2,750
Total investment income 267,210
EXPENSES:
Investment advisory fees 99,739
Distribution and service fees:
Class A 11,875
Class C 10,363
Class H 18,784
Transfer agent fees:
Class A 9,948
Class C 2,175
Class H 15,812
Fund accounting fees 19,000
Registration and filing fees 13,563
Administration fees 7,103
Professional fees 6,672
Custodian fees 2,014
Trustees’ fees and expenses* 1,831
Interest expense 590
Miscellaneous 10,988
Total expenses 230,457
Less:
Expenses reimbursed by Adviser (6,648)
Net expenses 223,809
Net investment income 43,401
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 206,098
Swap agreements 442,382
Futures contracts 144,547
Net realized gain 793,027
Net change in unrealized appreciation (depreciation) on:
Investments 1,746,639
Swap agreements 69,208
Futures contracts 4,920
Net change in unrealized appreciation (depreciation) 1,820,767
Net realized and unrealized gain 2,613,794
Net increase in net assets resulting from operations $ 2,657,195
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

RUSSELL 2000
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 237
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 43,401 $ 203,102
Net realized gain (loss) on investments 793,027 (1,921,918)
Net change in unrealized appreciation (depreciation) on investments 1,820,767 (546,974)
Net increase (decrease) in net assets resulting from operations 2,657,195 (2,265,790)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (32,560) (50,973)
Class C (8,821) (15,825)
Class H (52,840) (272,709)
Total distributions to shareholders (94,221) (339,507)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 2,511,389 3,234,650
Class C 580,493 1,330,822
Class H 50,672,703 111,915,479
Distributions reinvested
Class A 31,885 50,064
Class C 6,698 12,847
Class H 51,864 270,851
Cost of shares redeemed
Class A (2,902,375) (5,680,556)
Class C (1,238,788) (4,072,639)
Class H (50,978,394) (129,084,032)
Net decrease from capital share transactions (1,264,525) (22,022,514)
Net increase (decrease) in net assets 1,298,449 (24,627,811)
NET ASSETS:
Beginning of year 11,519,129 36,146,940
End of year $ 12,817,578 $ 11,519,129
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 46,228 61,393
Class C 12,884 30,275
Class H 845,178 2,123,445
Shares issued from reinvestment of distributions
Class A 530 879
Class C 135 270
Class H 864 4,769
Shares redeemed
Class A (53,598) (110,262)
Class C (26,448) (93,568)
Class H (849,935) (2,487,887)
Net decrease in shares (24,162) (470,686)

RUSSELL 2000
®
FUND
238 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 48.46 $ 51.81 $ 44.08 $ 50.66 $ 61.82
Income (loss) from investment operations:
Net investment income (loss)
a
0 .21 0 .52 0 .40 0 .13 ( 0 .69 )
Net gain (loss) on investments (realized and unrealized) 11 .13 ( 3 .32 ) 7 .42 ( 6 .71 ) ( 3 .41 )
Total from investment operations 11 .34 ( 2 .80 ) 7 .82 ( 6 .58 ) ( 4 .10 )
Less distributions from:
Net investment income ( 0 .39 ) ( 0 .55 ) ( 0 .09 ) — —
Net realized gains — — — — ( 7 .06 )
Total distributions ( 0 .39 ) ( 0 .55 ) ( 0 .09 ) — ( 7 .06 )
Net asset value, end of period $ 59.41 $ 48.46 $ 51.81 $ 44.08 $ 50.66
Total Return
b
23 .39% ( 5 .57 ) % 17 .77% ( 12 .99 ) % ( 7 .29 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,981 $ 4,394 $ 7,184 $ 3,806 $ 5,781
Ratios to average net assets:
Net investment income (loss) 0 .37% 0 .99% 0 .87% 0 .28% ( 1 .14 ) %
Total expenses
c
1 .67% 1 .68% 1 .66% 1 .65% 1 .60%
Net expenses
d
1 .62% 1 .63% 1 .63% 1 .65% 1 .60%
Portfolio turnover rate 9% 22% 12% 25% 76%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 40.36 $ 43.55 $ 37.35 $ 43.24 $ 54.24
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .18 ) 0 .12 0 .05 ( 0 .21 ) ( 0 .98 )
Net gain (loss) on investments (realized and unrealized) 9 .27 ( 2 .76 ) 6 .24 ( 5 .68 ) ( 2 .96 )
Total from investment operations 9 .09 ( 2 .64 ) 6 .29 ( 5 .89 ) ( 3 .94 )
Less distributions from:
Net investment income ( 0 .39 ) ( 0 .55 ) ( 0 .09 ) — —
Net realized gains — — — — ( 7 .06 )
Total distributions ( 0 .39 ) ( 0 .55 ) ( 0 .09 ) — ( 7 .06 )
Net asset value, end of period $ 49.06 $ 40.36 $ 43.55 $ 37.35 $ 43.24
Total Return
b
22 .50% ( 6 .26 ) % 16 .91% ( 13 .62 ) % ( 8 .05 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 676 $ 1,098 $ 3,930 $ 1,535 $ 1,904
Ratios to average net assets:
Net investment income (loss) ( 0 .39 ) % 0 .27% 0 .12% ( 0 .56 ) % ( 1 .89 ) %
Total expenses
c
2 .43% 2 .41% 2 .42% 2 .40% 2 .36%
Net expenses
d
2 .38% 2 .36% 2 .38% 2 .40% 2 .36%
Portfolio turnover rate 9% 22% 12% 25% 76%

RUSSELL 2000
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 239
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 48.34 $ 51.68 $ 43.97 $ 50.53 $ 61.68
Income (loss) from investment operations:
Net investment income (loss)
a
0 .23 0 .58 0 .42 0 .09 ( 0 .66 )
Net gain (loss) on investments (realized and unrealized) 11 .11 ( 3 .37 ) 7 .38 ( 6 .65 ) ( 3 .43 )
Total from investment operations 11 .34 ( 2 .79 ) 7 .80 ( 6 .56 ) ( 4 .09 )
Less distributions from:
Net investment income ( 0 .39 ) ( 0 .55 ) ( 0 .09 ) — —
Net realized gains — — — — ( 7 .06 )
Total distributions ( 0 .39 ) ( 0 .55 ) ( 0 .09 ) — ( 7 .06 )
Net asset value, end of period $ 59.29 $ 48.34 $ 51.68 $ 43.97 $ 50.53
Total Return 23 .44% ( 5 .56 ) % 17 .77% ( 12 .98 ) % ( 7 .29 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 7,161 $ 6,027 $ 25,033 $ 15,761 $ 18,432
Ratios to average net assets:
Net investment income (loss) 0 .40% 1 .11% 0 .92% 0 .21% ( 1 .12 ) %
Total expenses
c
1 .67% 1 .67% 1 .67% 1 .65% 1 .61%
Net expenses
d
1 .62% 1 .62% 1 .63% 1 .65% 1 .61%
Portfolio turnover rate 9% 22% 12% 25% 76%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

INVERSE RUSSELL 2000
®
STRATEGY FUND
March 31, 2026
240 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 17 .9%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
34,623 $ 347,960
Guggenheim Strategy Fund II
a
13,870 343,145
Total Mutual Funds
(Cost $673,495) 691,105
MONEY MARKET FUNDS
b
- 0 .5%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
20,345 20,345
Total Money Market Funds
(Cost $20,345) 20,345
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
e
- 23 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 471,395 $ 471,395
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 428,394 428,394
Total Repurchase Agreements
(Cost $899,789) 899,789
Total Investments - 41.8%
(Cost $1,593,629) $ 1,611,239
Other Assets & Liabilities, net - 58.2% 2,237,609
Total Net Assets - 100.0% $ 3,848,848
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Sold Short
Russell 2000 Index Mini Futures Contracts 11 Jun 2026 $ 1,381,435 $ (2,112)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International
Russell 2000
Index Receive
4.09% (Federal
Funds Rate +
0.45%) At Maturity 06/15/26 403 $ 1,007,087 $ 464,476
Barclays Bank
plc
Russell 2000
Index Receive
4.03% (SOFR +
0.35%) At Maturity 06/16/26 440 1,098,179 434,880
BNP Paribas
Russell 2000
Index Receive
3.79% (Federal
Funds Rate +
0.15%) At Maturity 06/10/26 152 380,166 6,125
$ 2,485,432 $ 905,481
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

INVERSE RUSSELL 2000
®
STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 241
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 691,105 $ — $ — $ 691,105
Money Market Funds 20,345 — — 20,345
Repurchase Agreements — 899,789 — 899,789
Equity Index Swap Agreements
a
— 905,481 — 905,481
Total Assets $ 711,450 $ 1,805,270 $ — $ 2,516,720
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 2,112 $ — $ — $ 2,112
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 446,771 $ — $ (100,000) $ 2,381 $ (1,192) $ 347,960 34,623 $ 17,469
Guggenheim Strategy
Fund II 444,730 — (100,000) 2,156 (3,741) 343,145 13,870 20,604
$ 891,501 $ — $ (200,000) $ 4,537 $ (4,933) $ 691,105 $ 38,073

INVERSE RUSSELL 2000
®
STRATEGY FUND
242 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $20,345) $ 20,345
Investments in affiliated issuers, at value (cost $673,495) 691,105
Repurchase agreements, at value (cost $899,789) 899,789
Cash 2,295,600
Segregated cash due from broker 365,228
Unrealized appreciation on OTC swap agreements 905,481
Receivables:
Fund shares sold 74,849
Interest 2,882
Total assets 5,255,279
LIABILITIES:
Segregated cash due to broker 470,000
Payable for:
Fund shares redeemed 833,930
Variation margin on futures contracts 45,925
Investment advisory fees 26,441
Distribution and service fees 8,285
Transfer agent fees 6,953
Fund accounting 4,190
Trustees’ fees and expenses* 197
Other liabilities 10,510
Total liabilities
1,406,431
NET ASSETS $ 3,848,848
NET ASSETS CONSIST OF:
Paid-in capital $ 44,757,642
Total distributable earnings (loss) (40,908,794)
Net assets $ 3,848,848
Class A:
Net assets $ 90,000
Capital shares outstanding 781
Net asset value per share $ 115 .22
Maximum offering price per share (Net asset value divided by 95.25%) $ 120 .97
Class C:
Net assets $ 121
Capital shares outstanding 1
Net asset value per share $ 95 .35
Class H:
Net assets $ 3,758,727
Capital shares outstanding 32,366
Net asset value per share $ 116 .13
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE RUSSELL 2000
®
STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 243
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 57
Dividends from securities of affiliated issuers 38,073
Interest from securities of unaffiliated issuers
164,325
Total investment income 202,455
EXPENSES:
Investment advisory fees 47,582
Distribution and service fees:
Class A 243
Class C 33
Class H 12,966
Transfer agent fees:
Class A 200
Class C 8
Class H 10,628
Fund accounting fees 5,993
Registration and filing fees 5,121
Professional fees 2,375
Interest expense 1,888
Administration fees 1,169
Custodian fees 900
Trustees’ fees and expenses* 383
Miscellaneous 4,449
Total expenses 93,938
Less:
Expenses reimbursed by Adviser (5,287)
Expenses waived by Adviser (1,006)
Total waived/reimbursed expenses (6,293)
Net expenses 87,645
Net investment income 114,810
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 13
Investments in affiliated issuers 4,537
Swap agreements (592,970)
Futures contracts 1,359,569
Net realized gain 771,149
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (1)
Investments in affiliated issuers (4,933)
Swap agreements 856,774
Futures contracts (2,112)
Net change in unrealized appreciation (depreciation) 849,728
Net realized and unrealized gain 1,620,877
Net increase in net assets resulting from operations $ 1,735,687
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE RUSSELL 2000
®
STRATEGY FUND
244 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 114,810 $ 77,069
Net realized gain (loss) on investments 771,149 (115,973)
Net change in unrealized appreciation (depreciation) on investments 849,728 116,621
Net increase in net assets resulting from operations 1,735,687 77,717
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (5,496) (11,413)
Class C (9) (9)
Class H (71,564) (100,434)
Total distributions to shareholders (77,069) (111,856)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 445,569 853,356
Class C 115,316 15,944
Class H 105,624,792 6,992,607
Distributions reinvested
Class A 5,496 11,413
Class C 9 9
Class H 71,564 100,434
Cost of shares redeemed
Class A (537,726) (1,023,942)
Class C (123,142) (8,117)
Class H (105,524,402) (7,009,781)
Net increase (decrease) from capital share transactions 77,476 (68,077)
Net increase (decrease) in net assets 1,736,094 (102,216)
NET ASSETS:
Beginning of year 2,112,754 2,214,970
End of year $ 3,848,848 $ 2,112,754
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 3,246 5,826
*
Class C 943 136
*
Class H 800,576 47,580
*
Shares issued from reinvestment of distributions
Class A 48 89
*
Class H 624 778
*
Shares redeemed
Class A (3,789) (7,115)
*
Class C (1,018) (61)
*
Class H (781,351) (48,294)
*
Net increase (decrease) in shares 19,279 (1,061)
*
* Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

INVERSE RUSSELL 2000
®
STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 245
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 151.85 $ 147.82 $ 180.41 $ 165.40 $ 165.85
Income (loss) from investment operations:
Net investment income (loss)
b
3 .91 5 .38 6 .48 2 .01 ( 1 .92 )
Net gain (loss) on investments (realized and unrealized) ( 33 .04 )
c
6 .76 ( 26 .20 ) 13 .00
d
1 .47
Total from investment operations ( 29 .13 ) 12 .14 ( 19 .72 ) 15 .01 ( 0 .45 )
Less distributions from:
Net investment income ( 7 .50 ) ( 8 .11 ) ( 12 .87 ) — —
Total distributions ( 7 .50 ) ( 8 .11 ) ( 12 .87 ) — —
Net asset value, end of period $ 115.22 $ 151.85 $ 147.82 $ 180.41 $ 165.40
Total Return
e
( 19 .16 ) % 9 .22% ( 11 .70 ) % 9 .07% ( 0 .27 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 90 $ 194 $ 366 $ 501 $ 443
Ratios to average net assets:
Net investment income (loss) 3 .04% 3 .65% 3 .73% 1 .13% ( 1 .17 ) %
Total expenses
f
1 .78% 1 .77% 1 .75% 1 .80% 1 .71%
Net expenses
g
1 .63% 1 .62% 1 .62% 1 .75% 1 .66%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 126.46 $ 125.28 $ 156.00 $ 144.15 $ 145.52
Income (loss) from investment operations:
Net investment income (loss)
b
4 .47 2 .51 4 .50 0 .90 ( 2 .67 )
Net gain (loss) on investments (realized and unrealized) ( 28 .08 )
c
6 .78 ( 22 .35 ) 10 .95
d
1 .30
Total from investment operations ( 23 .61 ) 9 .29 ( 17 .85 ) 11 .85 ( 1 .37 )
Less distributions from:
Net investment income ( 7 .50 ) ( 8 .11 ) ( 12 .87 ) — —
Total distributions ( 7 .50 ) ( 8 .11 ) ( 12 .87 ) — —
Net asset value, end of period $ 95.35 $ 126.46 $ 125.28 $ 156.00 $ 144.15
Total Return
e
( 18 .59 ) % 8 .57% ( 12 .35 ) % 8 .18% ( 0 .91 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ —
h
$ 10 $ —
h
$ 55 $ 28
Ratios to average net assets:
Net investment income (loss) 3 .61% 2 .15% 2 .92% 0 .58% ( 1 .88 ) %
Total expenses
f
2 .58% 2 .56% 2 .49% 2 .55% 2 .46%
Net expenses
g
2 .43% 2 .39% 2 .38% 2 .49% 2 .40%
Portfolio turnover rate — — — — —

INVERSE RUSSELL 2000
®
STRATEGY FUND
246 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 152.55 $ 148.46 $ 181.13 $ 166.06 $ 166.52
Income (loss) from investment operations:
Net investment income (loss)
b
2 .65 5 .28 6 .48 1 .92 ( 1 .92 )
Net gain (loss) on investments (realized and unrealized) ( 31 .57 )
c
6 .92 ( 26 .28 ) 13 .15
d
1 .46
Total from investment operations ( 28 .92 ) 12 .20 ( 19 .80 ) 15 .07 ( 0 .46 )
Less distributions from:
Net investment income ( 7 .50 ) ( 8 .11 ) ( 12 .87 ) — —
Total distributions ( 7 .50 ) ( 8 .11 ) ( 12 .87 ) — —
Net asset value, end of period $ 116.13 $ 152.55 $ 148.46 $ 181.13 $ 166.06
Total Return ( 18 .92 ) % 9 .22% ( 11 .70 ) % 9 .09% ( 0 .29 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,759 $ 1,909 $ 1,849 $ 5,454 $ 5,396
Ratios to average net assets:
Net investment income (loss) 2 .15% 3 .60% 3 .69% 1 .06% ( 1 .17 ) %
Total expenses
f
1 .78% 1 .78% 1 .74% 1 .78% 1 .71%
Net expenses
g
1 .66% 1 .62% 1 .62% 1 .72% 1 .66%
Portfolio turnover rate — — — — —
a
Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
e
Total return does not reflect the impact of any applicable sales charges.
f
Does not include expenses of the underlying funds in which the Fund invests.
g
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
h
Less than $1,000 in Net Assets.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 247
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 76 .3%
TECHNOLOGY - 23 .5%
NVIDIA Corp.
68,809 $ 12,000,290
Apple, Inc.
41,572 10,550,558
Microsoft Corp.
21,027 7,783,565
Broadcom, Inc.
13,426 4,155,481
Micron Technology, Inc.
3,187 1,076,696
Palantir Technologies,
Inc. — Class A*
6,468 946,139
Advanced Micro Devices,
Inc.*
4,617 939,236
Applied Materials, Inc.
2,248 768,344
Lam Research Corp.
3,536 755,502
Oracle Corp.
4,802 706,422
International Business
Machines Corp.
2,647 641,606
Intel Corp.*
13,295 586,708
KLA Corp.
371 546,264
Texas Instruments, Inc.
2,570 498,940
Salesforce, Inc.
2,653 495,236
Analog Devices, Inc.
1,384 440,306
QUALCOMM, Inc.
3,021 389,044
Accenture plc — Class A
1,742 345,421
Intuit, Inc.
788 340,715
ServiceNow, Inc.*
2,962 309,677
Adobe, Inc.*
1,162 282,459
Crowdstrike Holdings,
Inc. — Class A*
714 278,753
Sandisk Corp.*
418 265,572
Western Digital Corp.
960 259,670
Seagate Technology Holdings
plc
618 242,108
Synopsys, Inc.*
542 214,892
Cadence Design Systems,
Inc.*
771 214,238
Monolithic Power Systems,
Inc.
138 150,882
Fortinet, Inc.*
1,790 146,279
Autodesk, Inc.*
600 143,640
Lumentum Holdings, Inc.*
202 141,958
NXP Semiconductors N.V.
713 140,361
Dell Technologies,
Inc. — Class C
842 138,197
Teradyne, Inc.
443 131,332
Electronic Arts, Inc.
638 130,069
MSCI, Inc. — Class A
208 112,114
Datadog, Inc. — Class A*
930 109,787
Roper Technologies, Inc.
302 106,866
Microchip Technology, Inc.
1,532 98,983
Take-Two Interactive
Software, Inc.*
493 97,368
Hewlett Packard Enterprise
Co.
3,763 89,597
Fiserv, Inc.*
1,523 84,983
Paychex, Inc.
915 84,290
Cognizant Technology
Solutions Corp. — Class A
1,354 83,068
Workday, Inc. — Class A*
603 78,342
Fair Isaac Corp.*
67 71,525
ON Semiconductor Corp.*
1,116 69,103
Fidelity National Information
Services, Inc.
1,466 68,770
NetApp, Inc.
561 57,441
Leidos Holdings, Inc.
362 56,298
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
TECHNOLOGY - 23.5% (continued)
Broadridge Financial
Solutions, Inc.
331 $ 53,781
HP, Inc.
2,599 49,927
PTC, Inc.*
337 48,019
Akamai Technologies, Inc.*
407 46,744
Tyler Technologies, Inc.*
122 41,770
Super Micro Computer, Inc.*
1,425 32,447
Jack Henry & Associates, Inc.
204 32,240
Gartner, Inc.*
199 31,510
Zebra Technologies
Corp. — Class A*
139 29,062
Skyworks Solutions, Inc.
426 22,812
EPAM Systems, Inc.*
156 21,122
Total Technology 48,834,529
COMMUNICATIONS - 12 .5%
Amazon.com, Inc.*
27,662 5,761,165
Alphabet, Inc. — Class A
16,486 4,740,714
Alphabet, Inc. — Class C
13,243 3,798,887
Meta Platforms,
Inc. — Class A
6,193 3,543,201
Netflix, Inc.*
11,956 1,149,569
Cisco Systems, Inc.
11,188 868,077
Verizon Communications, Inc.
11,941 599,438
AT&T, Inc.
19,823 574,669
Walt Disney Co.
5,016 483,442
Uber Technologies, Inc.*
5,828 419,208
Booking Holdings, Inc.
91 383,139
Palo Alto Networks, Inc.*
2,288 366,812
Arista Networks, Inc.*
2,924 359,009
AppLovin Corp. — Class A*
767 305,266
Corning, Inc.
2,211 300,630
Comcast Corp. — Class A
10,161 291,722
T-Mobile US, Inc.
1,342 281,860
Motorola Solutions, Inc.
469 203,532
Warner Bros Discovery, Inc.*
7,018 192,714
DoorDash, Inc. — Class A*
1,059 159,009
Robinhood Markets,
Inc. — Class A*
2,238 155,093
Ciena Corp.*
399 154,904
Airbnb, Inc. — Class A*
1,199 151,410
eBay, Inc.
1,280 116,506
Expedia Group, Inc.
331 76,424
Omnicom Group, Inc.
891 67,101
VeriSign, Inc.
234 58,116
Charter Communications,
Inc. — Class A*
,a
244 52,675
F5, Inc.*
160 46,293
CDW Corp.
369 44,656
EchoStar Corp. — Class A*
381 44,604
Fox Corp. — Class A
568 33,171
GoDaddy, Inc. — Class A*
383 31,663
Gen Digital, Inc.
1,561 29,394
Trade Desk, Inc. — Class A*
1,247 28,294
News Corp. — Class A
1,048 26,127
FactSet Research Systems,
Inc.
105 22,784
Fox Corp. — Class B
401 21,293
News Corp. — Class B
346 9,864

March 31, 2026
248 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
COMMUNICATIONS - 12.5% (continued)
Paramount Skydance
Corp. — Class B
880 $ 7,938
Total Communications 25,960,373
CONSUMER, NON-CYCLICAL - 10 .7%
Eli Lilly & Co.
2,244 2,063,964
Johnson & Johnson
6,824 1,668,059
AbbVie, Inc.
5,005 1,088,537
Procter & Gamble Co.
6,581 950,560
Merck & Company, Inc.
7,028 845,398
Coca-Cola Co.
10,963 833,736
Philip Morris International, Inc.
4,408 728,819
UnitedHealth Group, Inc.
2,565 694,063
PepsiCo, Inc.
3,870 600,972
Amgen, Inc.
1,525 536,571
Thermo Fisher Scientific, Inc.
1,064 522,988
Abbott Laboratories
4,924 505,547
Gilead Sciences, Inc.
3,513 489,607
Intuitive Surgical, Inc.*
1,006 463,756
Pfizer, Inc.
16,100 452,088
S&P Global, Inc.
866 368,344
Bristol-Myers Squibb Co.
5,767 349,769
Danaher Corp.
1,782 337,867
Vertex Pharmaceuticals, Inc.*
719 321,062
Stryker Corp.
975 320,375
Medtronic plc
3,630 314,540
Altria Group, Inc.
4,753 313,650
McKesson Corp.
347 300,280
Boston Scientific Corp.*
4,199 263,487
CVS Health Corp.
3,602 258,696
Quanta Services, Inc.
422 231,686
Automatic Data Processing,
Inc.
1,140 231,625
Regeneron Pharmaceuticals,
Inc.
285 220,202
HCA Healthcare, Inc.
443 209,645
Mondelez International,
Inc. — Class A
3,630 209,233
Cigna Group
746 198,996
Colgate-Palmolive Co.
2,282 194,495
Moody's Corp.
434 189,333
Elevance Health, Inc.
625 182,969
Cencora, Inc.
551 173,091
Cintas Corp.
962 162,713
Corteva, Inc.
1,904 159,384
Monster Beverage Corp.*
2,020 146,369
Zoetis, Inc.
1,195 141,261
Cardinal Health, Inc.
666 140,732
Edwards Lifesciences Corp.*
1,643 131,571
United Rentals, Inc.
178 129,684
IDEXX Laboratories, Inc.*
226 126,987
Becton Dickinson & Co.
806 126,727
Kroger Co.
1,649 119,322
PayPal Holdings, Inc.
2,607 117,915
Keurig Dr Pepper, Inc.
3,847 101,292
Archer-Daniels-Midland Co.
1,361 98,931
Sysco Corp.
1,356 96,724
Kenvue, Inc.
5,425 93,527
Block, Inc.*
1,551 93,339
ResMed, Inc.
413 92,710
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
CONSUMER, NON-CYCLICAL - 10.7% (continued)
GE HealthCare Technologies,
Inc.
1,291 $ 91,893
Agilent Technologies, Inc.
801 91,298
Kimberly-Clark Corp.
940 90,682
Hershey Co.
420 87,314
Waters Corp.*
278 82,788
IQVIA Holdings, Inc.*
480 81,859
Biogen, Inc.*
416 76,265
Verisk Analytics, Inc. — Class
A
395 74,951
Dexcom, Inc.*
1,090 68,452
Labcorp Holdings, Inc.
235 62,700
Church & Dwight Company,
Inc.
670 62,524
STERIS plc
278 61,474
Equifax, Inc.
341 61,404
Quest Diagnostics, Inc.
311 60,950
Constellation Brands,
Inc. — Class A
398 59,700
Humana, Inc.
341 59,126
Corpay, Inc.*
198 57,616
General Mills, Inc.
1,511 56,239
Kraft Heinz Co.
2,413 54,268
Tyson Foods, Inc. — Class A
799 51,192
West Pharmaceutical
Services, Inc.
204 51,131
Zimmer Biomet Holdings, Inc.
561 50,726
Estee Lauder Companies,
Inc. — Class A
700 50,239
Moderna, Inc.*
985 50,038
Bunge Global S.A.
383 48,718
Hologic, Inc.*
630 47,622
Global Payments, Inc.
674 45,360
Incyte Corp.*
473 44,519
Rollins, Inc.
831 44,384
Viatris, Inc.
3,261 44,056
Centene Corp.*
1,323 43,315
Insulet Corp.*
199 41,758
Cooper Companies, Inc.*
555 39,683
Avery Dennison Corp.
219 37,817
McCormick & Company, Inc.
718 36,216
Clorox Co.
342 35,441
Align Technology, Inc.*
189 32,400
J M Smucker Co.
302 29,125
Revvity, Inc.
a
321 28,123
Universal Health Services,
Inc. — Class B
156 27,919
Solventum Corp.*
417 27,230
Baxter International, Inc.
1,457 24,478
Charles River Laboratories
International, Inc.*
139 23,978
Bio-Techne Corp.
443 23,151
Conagra Brands, Inc.
1,355 21,301
Henry Schein, Inc.*
283 20,857
Molson Coors Beverage
Co. — Class B
479 20,626
Hormel Foods Corp.
826 18,709
DaVita, Inc.*
95 14,601
Brown-Forman Corp. — Class
B
484 12,797

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 249
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
CONSUMER, NON-CYCLICAL - 10.7% (continued)
The Campbell's Co.
557 $ 12,404
Total Consumer, Non-cyclical 22,154,615
FINANCIAL - 10 .5%
Berkshire Hathaway,
Inc. — Class B*
5,192 2,488,006
JPMorgan Chase & Co.
7,635 2,245,912
Visa, Inc. — Class A
4,760 1,438,662
Mastercard, Inc. — Class A
2,306 1,152,216
Bank of America Corp.
18,789 915,964
Goldman Sachs Group, Inc.
849 718,245
Wells Fargo & Co.
8,757 697,145
Citigroup, Inc.
4,948 561,153
Morgan Stanley
3,407 560,690
American Express Co.
1,517 458,862
Charles Schwab Corp.
4,730 444,525
Blackrock, Inc.
409 393,339
Welltower, Inc. REIT
1,976 390,675
Prologis, Inc. REIT
2,632 347,898
Chubb Ltd.
1,030 335,708
Progressive Corp.
1,660 329,078
Capital One Financial Corp.
1,770 322,901
CME Group, Inc.
1,021 301,552
Equinix, Inc. REIT
278 272,507
Intercontinental Exchange,
Inc.
1,608 252,906
Blackstone, Inc.
2,120 243,779
PNC Financial Services
Group, Inc.
1,144 238,055
Marsh & McLennan
Companies, Inc.
1,371 237,800
Bank of New York Mellon
Corp.
1,949 231,210
U.S. Bancorp
4,402 228,948
American Tower Corp. REIT
1,326 228,841
Aon plc — Class A
607 195,927
KKR & Company, Inc.
1,944 179,820
Travelers Companies, Inc.
612 178,508
Simon Property Group, Inc.
REIT
921 171,794
Digital Realty Trust, Inc. REIT
914 164,712
Truist Financial Corp.
3,575 164,343
Realty Income Corp. REIT
2,605 159,374
Arthur J Gallagher & Co.
728 157,670
Allstate Corp.
736 152,602
Apollo Global Management,
Inc.
1,315 146,517
Aflac, Inc.
1,322 145,037
Public Storage REIT
447 121,083
Fifth Third Bancorp
2,549 118,427
Ameriprise Financial, Inc.
259 115,100
American International Group,
Inc.
1,519 114,305
CBRE Group, Inc. — Class A*
823 111,484
Coinbase Global,
Inc. — Class A*
632 110,354
MetLife, Inc.
1,559 110,252
Ventas, Inc. REIT
1,345 109,994
Nasdaq, Inc.
1,272 107,980
Hartford Insurance Group,
Inc.
790 106,832
Crown Castle, Inc. REIT
1,233 100,255
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
FINANCIAL - 10.5% (continued)
State Street Corp.
790 $ 99,982
Arch Capital Group Ltd.*
1,012 97,142
Prudential Financial, Inc.
985 96,225
Huntington Bancshares, Inc.
5,748 89,956
M&T Bank Corp.
430 88,890
Iron Mountain, Inc. REIT
838 85,593
Interactive Brokers Group,
Inc. — Class A
1,261 84,575
Cboe Global Markets, Inc.
296 83,197
VICI Properties, Inc. REIT
3,026 82,670
Extra Space Storage, Inc.
REIT
601 78,809
Willis Towers Watson plc
269 78,198
Northern Trust Corp.
528 73,693
Citizens Financial Group, Inc.
1,203 72,144
Raymond James Financial,
Inc.
497 71,961
Cincinnati Financial Corp.
442 69,549
Synchrony Financial
984 66,932
AvalonBay Communities, Inc.
REIT
401 65,503
Regions Financial Corp.
2,458 64,203
Ares Management
Corp. — Class A
583 63,605
Equity Residential REIT
974 57,612
W R Berkley Corp.
844 55,940
T. Rowe Price Group, Inc.
619 55,797
Brown & Brown, Inc.
829 54,059
KeyCorp
2,653 53,193
SBA Communications Corp.
REIT
302 51,977
Loews Corp.
478 51,022
Principal Financial Group, Inc.
560 50,462
Weyerhaeuser Co. REIT
2,040 49,837
CoStar Group, Inc.*
1,200 48,408
Essex Property Trust, Inc.
REIT
182 44,044
Kimco Realty Corp. REIT
1,909 42,895
Mid-America Apartment
Communities, Inc. REIT
331 40,422
Invitation Homes, Inc. REIT
1,597 39,685
Everest Group Ltd.
115 37,588
Regency Centers Corp. REIT
466 35,258
Host Hotels & Resorts, Inc.
REIT
1,811 34,699
Healthpeak Properties, Inc.
REIT
1,968 32,334
Globe Life, Inc.
225 31,313
Assurant, Inc.
142 30,929
Invesco Ltd.
1,257 30,533
UDR, Inc. REIT
852 28,781
Camden Property Trust REIT
293 28,614
Federal Realty Investment
Trust REIT
222 23,579
BXP, Inc. REIT
418 21,694
Franklin Resources, Inc.
870 20,549
Alexandria Real Estate
Equities, Inc. REIT
442 20,518
Erie Indemnity Co. — Class A
72 18,094
Total Financial 21,681,610
INDUSTRIAL - 6 .6%
Caterpillar, Inc.
1,318 933,750

March 31, 2026
250 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
INDUSTRIAL - 6.6% (continued)
General Electric Co.
2,970 $ 842,797
RTX Corp.
3,801 733,213
GE Vernova, Inc.
763 666,023
Boeing Co.*
2,224 442,643
Amphenol Corp. — Class A
3,481 439,824
Union Pacific Corp.
1,680 407,602
Honeywell International, Inc.
1,798 406,402
Deere & Co.
714 402,196
Eaton Corporate plc
1,100 393,437
Lockheed Martin Corp.
573 346,315
Parker-Hannifin Corp.
357 319,601
Vertiv Holdings Co. — Class A
1,083 271,378
Howmet Aerospace, Inc.
1,135 261,572
Trane Technologies plc
627 261,296
Northrop Grumman Corp.
378 257,887
General Dynamics Corp.
719 246,775
Waste Management, Inc.
1,051 241,509
Johnson Controls
International plc
1,733 226,936
FedEx Corp.
613 218,338
3M Co.
1,491 216,538
CSX Corp.
5,266 216,169
Emerson Electric Co.
1,591 208,453
United Parcel Service,
Inc. — Class B
2,093 205,909
CRH plc
1,898 199,518
Illinois Tool Works, Inc.
743 193,395
TransDigm Group, Inc.
160 185,434
L3Harris Technologies, Inc.
529 182,584
Norfolk Southern Corp.
636 182,532
TE Connectivity plc
831 173,696
AMETEK, Inc.
652 139,763
Comfort Systems USA, Inc.
100 137,899
Keysight Technologies, Inc.*
486 137,232
Coherent Corp.*
531 126,490
Carrier Global Corp.
2,225 125,290
Republic Services, Inc.
570 124,841
Westinghouse Air Brake
Technologies Corp.
483 120,707
Rockwell Automation, Inc.
318 114,124
Garmin Ltd.
463 107,421
Vulcan Materials Co.
374 101,840
Old Dominion Freight Line,
Inc.
521 101,803
Martin Marietta Materials, Inc.
171 100,664
Axon Enterprise, Inc.*
223 94,706
EMCOR Group, Inc.
127 93,765
Otis Worldwide Corp.
1,101 84,865
Xylem, Inc.
690 82,455
Ingersoll Rand, Inc.
1,008 80,761
Teledyne Technologies, Inc.*
133 80,466
Dover Corp.
382 79,628
Jabil, Inc.
299 79,423
Hubbell, Inc.
151 74,102
Mettler-Toledo International,
Inc.*
58 73,150
Veralto Corp.
703 62,159
Smurfit Westrock plc
1,479 58,938
CH Robinson Worldwide, Inc.
336 55,800
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
INDUSTRIAL - 6.6% (continued)
Expeditors International of
Washington, Inc.
380 $ 54,427
Packaging Corporation of
America
253 53,692
Snap-on, Inc.
147 53,393
Amcor plc
1,307 51,953
Fortive Corp.
887 49,033
J.B. Hunt Transport Services,
Inc.
212 44,923
Ball Corp.
759 44,865
Trimble, Inc.*
674 43,965
Textron, Inc.
493 43,167
Jacobs Solutions, Inc.
333 42,384
Huntington Ingalls Industries,
Inc.
111 42,169
Lennox International, Inc.
90 41,772
Pentair plc
463 40,332
IDEX Corp.
212 40,185
Nordson Corp.
150 39,909
Allegion plc
244 35,451
Masco Corp.
577 34,834
Generac Holdings, Inc.*
166 32,425
Stanley Black & Decker, Inc.
439 31,195
Builders FirstSource, Inc.*
313 25,769
A O Smith Corp.
318 20,969
Total Industrial 13,588,826
CONSUMER, CYCLICAL - 6 .3%
Tesla, Inc.*
7,964 2,960,617
Walmart, Inc.
12,413 1,542,688
Costco Wholesale Corp.
1,257 1,252,513
Home Depot, Inc.
2,819 927,141
McDonald's Corp.
2,017 626,863
TJX Companies, Inc.
3,144 502,097
Lowe's Companies, Inc.
1,588 375,213
Starbucks Corp.
3,226 289,017
O'Reilly Automotive, Inc.*
2,384 220,067
Cummins, Inc.
391 210,366
Marriott International,
Inc. — Class A
623 203,765
Ross Stores, Inc.
916 198,433
Hilton Worldwide Holdings,
Inc.
649 197,348
Royal Caribbean Cruises Ltd.
712 195,928
General Motors Co.
2,560 190,720
NIKE, Inc. — Class B
3,374 178,215
PACCAR, Inc.
1,488 171,864
AutoZone, Inc.*
47 158,756
Target Corp.
1,282 155,378
Fastenal Co.
3,251 150,846
WW Grainger, Inc.
124 135,260
Ford Motor Co.
11,096 128,048
Carvana Co.*
400 125,752
Delta Air Lines, Inc.
1,839 122,257
Yum! Brands, Inc.
786 122,207
Chipotle Mexican Grill,
Inc. — Class A*
3,688 118,053
DR Horton, Inc.
763 104,699
United Airlines Holdings, Inc.*
916 84,336
Carnival Corp.
3,257 84,291
Copart, Inc.*
2,522 83,730

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 251
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
CONSUMER, CYCLICAL - 6.3% (continued)
Tapestry, Inc.
573 $ 80,856
Dollar General Corp.
623 73,969
Live Nation Entertainment,
Inc.*
447 68,172
Tractor Supply Co.
1,496 67,769
Ulta Beauty, Inc.*
126 65,861
PulteGroup, Inc.
544 63,980
Darden Restaurants, Inc.
326 63,909
Williams-Sonoma, Inc.
338 61,628
Dollar Tree, Inc.*
524 57,383
Lennar Corp. — Class A
611 53,059
NVR, Inc.*
8 52,719
Southwest Airlines Co.
1,391 52,260
Lululemon Athletica, Inc.*
302 46,236
Las Vegas Sands Corp.
856 46,121
Aptiv plc*
602 41,803
Genuine Parts Co.
394 41,666
Deckers Outdoor Corp.*
402 40,236
TKO Group Holdings, Inc.
188 37,910
Ralph Lauren Corp. — Class
A
109 37,495
Best Buy Co, Inc.
552 35,438
Hasbro, Inc.
378 35,381
Domino's Pizza, Inc.
88 31,574
Wynn Resorts Ltd.
239 24,270
Norwegian Cruise Line
Holdings Ltd.*
1,289 24,104
MGM Resorts International*
543 20,096
Pool Corp.
93 18,817
Total Consumer, Cyclical 13,059,180
ENERGY - 3 .1%
Exxon Mobil Corp.
11,833 2,007,587
Chevron Corp.
5,308 1,098,225
ConocoPhillips
3,469 457,908
Williams Companies, Inc.
3,458 251,673
EOG Resources, Inc.
1,536 222,060
SLB Ltd.
4,234 217,585
Valero Energy Corp.
864 213,477
Phillips 66
1,141 207,867
Marathon Petroleum Corp.
835 203,890
Kinder Morgan, Inc.
5,544 185,890
Baker Hughes Co.
2,798 170,818
ONEOK, Inc.
1,782 161,075
Targa Resources Corp.
608 152,444
Occidental Petroleum Corp.
2,037 132,405
EQT Corp.
1,767 112,452
Diamondback Energy, Inc.
550 108,785
Halliburton Co.
2,372 92,484
Devon Energy Corp.
1,756 88,362
Texas Pacific Land Corp.
a
164 77,828
Coterra Energy, Inc.
2,148 75,481
Expand Energy Corp.
674 73,992
First Solar, Inc.*
304 59,967
APA Corp.
1,004 42,610
Total Energy 6,414,865
UTILITIES - 1 .9%
NextEra Energy, Inc.
5,897 547,713
Southern Co.
3,118 300,949
Duke Energy Corp.
2,202 288,330
A
A
A SHARES VALUE
COMMON STOCKS - 76.3% (continued)
UTILITIES - 1.9% (continued)
Constellation Energy Corp.
882 $ 246,299
American Electric Power
Company, Inc.
1,532 200,815
Sempra
1,848 179,570
Dominion Energy, Inc.
2,418 149,481
Entergy Corp.
1,281 143,933
Exelon Corp.
2,896 141,962
Vistra Corp.
902 135,598
Xcel Energy, Inc.
1,675 133,062
Consolidated Edison, Inc.
1,022 115,670
Public Service Enterprise
Group, Inc.
1,413 114,382
PG&E Corp.
6,224 109,356
WEC Energy Group, Inc.
922 106,740
NRG Energy, Inc.
601 87,830
Atmos Energy Corp.
468 86,449
Ameren Corp.
783 86,067
DTE Energy Co.
588 85,977
PPL Corp.
2,095 80,029
CenterPoint Energy, Inc.
1,849 79,803
Edison International
1,090 79,766
American Water Works
Company, Inc.
553 75,258
FirstEnergy Corp.
1,472 74,572
Eversource Energy
1,062 73,575
CMS Energy Corp.
868 67,339
NiSource, Inc.
1,355 63,224
Evergy, Inc.
652 53,412
Alliant Energy Corp.
728 52,241
Pinnacle West Capital Corp.
339 34,154
AES Corp.
2,016 28,406
Total Utilities 4,021,962
BASIC MATERIALS - 1 .2%
Linde plc
1,322 655,395
Newmont Corp.
3,090 334,492
Freeport-McMoRan, Inc.
4,070 239,235
Sherwin-Williams Co.
653 209,319
Ecolab, Inc.
722 192,066
Air Products and Chemicals,
Inc.
630 183,009
Nucor Corp.
648 109,577
Dow, Inc.
2,032 84,633
Steel Dynamics, Inc.
389 70,020
Qnity Electronics, Inc.
593 68,420
PPG Industries, Inc.
635 67,869
Albemarle Corp.
334 59,963
LyondellBasell Industries
N.V. — Class A
729 58,728
CF Industries Holdings, Inc.
442 57,389
International Paper Co.
1,495 53,371
DuPont de Nemours, Inc.
1,159 53,082
International Flavors &
Fragrances, Inc.
725 52,599
Mosaic Co.
899 22,925
Total Basic Materials 2,572,092
Total Common Stocks
(Cost $123,446,515) 158,288,052

March 31, 2026
252 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 8 .5%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
733,906 $ 7,375,758
Guggenheim Strategy Fund II
b
225,195 5,571,320
Guggenheim Strategy Fund
III
b
184,563 4,584,536
Total Mutual Funds
(Cost $17,418,465) 17,531,614
MONEY MARKET FUNDS
c
- 1 .3%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
2,728,423 2,728,423
Total Money Market Funds
(Cost $2,728,423) 2,728,423
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 8 .2%
U.S. Treasury Bills
3.60% due 04/02/26
f
$ 10,000,000 $ 9,999,000
3.63% due 06/16/26
e,f
7,000,000 6,946,754
Total U.S. Treasury Bills
(Cost $16,945,874) 16,945,754
REPURCHASE AGREEMENTS
g
- 4 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 4,714,820 4,714,820
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 4,284,723 4,284,723
Total Repurchase Agreements
(Cost $8,999,543) 8,999,543
Total Investments - 98.6%
(Cost $169,538,820) $ 204,493,386
Other Assets & Liabilities, net - 1.4% 2,936,834
Total Net Assets - 100.0% $ 207,430,220
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Rate indicated is the effective yield at the time of purchase.
g
Repurchase Agreements — See Note 6 .
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 147 Jun 2026 $ 48,293,175 $ 658,241
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
BNP Paribas S&P 500 Index Pay
4.49% (Federal
Funds Rate +
0.85%) At Maturity 06/10/26 8,255 $ 53,891,609 $ (172,689)

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 253
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
SCHEDULE OF INVESTMENTS
(continued)
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
Goldman Sachs
International S&P 500 Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 4,619 $ 30,154,739 $ (186,912)
Barclays Bank
plc S&P 500 Index Pay
4.53% (SOFR +
0.90%) At Maturity 06/16/26 3,066 20,014,645 (202,624)
$ 104,060,993 $ (562,225)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 158,288,052 $ — $ — $ 158,288,052
Mutual Funds 17,531,614 — — 17,531,614
Money Market Funds 2,728,423 — — 2,728,423
U.S. Treasury Bills — 16,945,754 — 16,945,754
Repurchase Agreements — 8,999,543 — 8,999,543
Equity Futures Contracts
a
658,241 — — 658,241
Total Assets $ 179,206,330 $ 25,945,297 $ — $ 205,151,627
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 562,225 $ — $ 562,225
a
Reported as unrealized appreciation/depreciation at period end.

March 31, 2026
254 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 7,361,079 $ — $ — $ — $ 14,679 $ 7,375,758 733,906 $ 320,844
Guggenheim Strategy
Fund II 5,598,344 — — — (27,024) 5,571,320 225,195 287,908
Guggenheim Strategy
Fund III 4,601,147 — — — (16,611) 4,584,536 184,563 239,200
$ 17,560,570 $ — $ — $ — $ (28,956) $ 17,531,614 $ 847,952

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 255
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value - including $52,487 of securities loaned (cost $143,120,812) $ 177,962,229
Investments in affiliated issuers, at value (cost $17,418,465) 17,531,614
Repurchase agreements, at value (cost $8,999,543) 8,999,543
Segregated cash due from broker 14,817,750
Receivables:
Fund shares sold 4,541,743
Variation margin on futures contracts 1,385,453
Interest 75,630
Dividends 67,979
Foreign tax reclaims 718
Securities lending income 16
Total assets 225,382,675
LIABILITIES:
Unrealized depreciation on OTC swap agreements 562,225
Due to custodian 3,804,585
Payable for:
Fund shares redeemed 12,751,238
Investments purchased 408,502
Investment advisory fees 110,039
Transfer agent fees 85,905
Fund accounting 24,669
Trustees’ fees and expenses* 11,477
Distribution and service fees 5,844
Other liabilities 187,971
Total liabilities
17,952,455
NET ASSETS $ 207,430,220
NET ASSETS CONSIST OF:
Paid-in capital $ 247,801,182
Total distributable earnings (loss) (40,370,962)
Net assets $ 207,430,220
Investor Class:
Net assets $ 181,870,623
Capital shares outstanding 1,107,539
Net asset value per share $ 164 .21
Class A:
Net assets $ 21,330,169
Capital shares outstanding 147,205
Net asset value per share $ 144 .90
Maximum offering price per share (Net asset value divided by 95.25%) $ 152 .13
Class C:
Net assets $ 688,432
Capital shares outstanding 6,055
Net asset value per share $ 113 .71
Class H:
Net assets $ 3,540,996
Capital shares outstanding 24,402
Net asset value per share $ 145 .11
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

256 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $442)
$ 2,160,143
Dividends from securities of affiliated issuers 847,952
Interest from securities of unaffiliated issuers
1,071,997
Income from securities lending, net 1,254
Total investment income 4,081,346
EXPENSES:
Investment advisory fees 1,637,766
Distribution and service fees:
Class A 44,090
Class C 6,686
Class H 10,827
Transfer agent fees:
Investor Class 396,171
Class A 35,634
Class C 1,346
Class H 8,743
Registration and filing fees 223,474
Fund accounting fees 207,423
Administration fees 119,230
Professional fees 110,855
Interest expense 90,486
Custodian fees 31,663
Trustees’ fees and expenses* 30,936
Miscellaneous 122,777
Total expenses 3,078,107
Less:
Expenses reimbursed by Adviser (109,186)
Expenses waived by Adviser (18,462)
Total waived/reimbursed expenses (127,648)
Net expenses 2,950,459
Net investment income 1,130,887
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 13,938,254
Swap agreements 8,604,201
Futures contracts (1,670,570)
Net realized gain 20,871,885
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 3,707,003
Investments in affiliated issuers (28,956)
Swap agreements 2,412,188
Futures contracts 916,949
Net change in unrealized appreciation (depreciation) 7,007,184
Net realized and unrealized gain 27,879,069
Net increase in net assets resulting from operations $ 29,009,956
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 257
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 1,130,887 $ 1,605,159
Net realized gain on investments 20,871,885 20,250,739
Net change in unrealized appreciation (depreciation) on investments 7,007,184 (4,479,018)
Net increase in net assets resulting from operations 29,009,956 17,376,880
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (1,383,401) (1,510,151)
Class A (174,360) (103,582)
Class C (7,743) (6,447)
Class H (39,655) (33,965)
Total distributions to shareholders (1,605,159) (1,654,145)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 1,721,807,828 700,566,889
Class A 8,138,595 871,834
Class C 204,240 150,779
Class H 9,425,378 5,946,783
Distributions reinvested
Investor Class 1,352,571 1,487,435
Class A 117,796 101,813
Class C 4,590 6,447
Class H 39,655 33,965
Cost of shares redeemed
Investor Class (1,784,330,243) (750,720,159)
Class A (1,933,439) (1,637,985)
Class C (232,747) (630,342)
Class H (10,030,798) (10,082,078)
Capital contribution from administrator
Investor Class 8,090 —
Net decrease from capital share transactions (55,428,484) (53,904,619)
Net decrease in net assets (28,023,687) (38,181,884)
NET ASSETS:
Beginning of year 235,453,907 273,635,791
End of year $ 207,430,220 $ 235,453,907
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 10,417,430 4,931,419
Class A 52,813 6,979
Class C 1,729 1,498
Class H 65,378 47,460
Shares issued from reinvestment of distributions
Investor Class 7,683 9,651
Class A 758 745
Class C 38 59
Class H 255 248
Shares redeemed
Investor Class (10,919,688) (5,311,951)
Class A (13,128) (13,332)
Class C (2,110) (6,514)
Class H (70,116) (83,008)
Net decrease in shares (458,958) (416,746)

258 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 136.35 $ 127.98 $ 91.30 $ 133.16 $ 120.51
Income (loss) from investment operations:
Net investment income (loss)
a
0 .89 0 .88 1 .04 0 .77 ( 0 .16 )
Net gain (loss) on investments (realized and unrealized) 28 .30 8 .46 36 .30 ( 24 .31 ) 25 .92
Total from investment operations 29 .19 9 .34 37 .34 ( 23 .54 ) 25 .76
Less distributions from:
Net investment income ( 1 .34 ) ( 0 .97 ) ( 0 .66 ) — —
Net realized gains — — — ( 18 .32 ) ( 13 .11 )
Total distributions ( 1 .34 ) ( 0 .97 ) ( 0 .66 ) ( 18 .32 ) ( 13 .11 )
Capital contribution from administrator 0.01 — — — —
Net asset value, end of period $ 164.21 $ 136.35 $ 127.98 $ 91.30 $ 133.16
Total Return 21 .34%
b
7 .21% 41 .05% ( 16 .18 ) % 20 .83%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 181,871 $ 218,455 $ 252,513 $ 225,298 $ 380,170
Ratios to average net assets:
Net investment income (loss) 0 .55% 0 .63% 0 .99% 0 .74% ( 0 .12 ) %
Total expenses
c
1 .38% 1 .36% 1 .43% 1 .30% 1 .25%
Net expenses
d
1 .32% 1 .31% 1 .39% 1 .29% 1 .23%
Portfolio turnover rate 583% 180% 1,047% 973% 1,027%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 120.77 $ 113.73 $ 81.37 $ 121.63 $ 111.23
Income (loss) from investment operations:
Net investment income (loss)
a
0 .45 0 .46 0 .73 0 .62 ( 0 .45 )
Net gain (loss) on investments (realized and unrealized) 25 .02 7 .55 32 .29 ( 22 .56 ) 23 .96
Total from investment operations 25 .47 8 .01 33 .02 ( 21 .94 ) 23 .51
Less distributions from:
Net investment income ( 1 .34 ) ( 0 .97 ) ( 0 .66 ) — —
Net realized gains — — — ( 18 .32 ) ( 13 .11 )
Total distributions ( 1 .34 ) ( 0 .97 ) ( 0 .66 ) ( 18 .32 ) ( 13 .11 )
Net asset value, end of period $ 144.90 $ 120.77 $ 113.73 $ 81.37 $ 121.63
Total Return
e
21 .00% 6 .95% 40 .75% ( 16 .42 ) % 20 .54%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 21,330 $ 12,894 $ 12,780 $ 18,585 $ 21,403
Ratios to average net assets:
Net investment income (loss) 0 .31% 0 .37% 0 .79% 0 .67% ( 0 .35 ) %
Total expenses
c
1 .62% 1 .62% 1 .70% 1 .55% 1 .50%
Net expenses
d
1 .56% 1 .56% 1 .66% 1 .53% 1 .48%
Portfolio turnover rate 583% 180% 1,047% 973% 1,027%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 259
SEE NOTES TO FINANCIAL STATEMENTS.
NOVA FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 95.70 $ 90.97 $ 65.69 $ 103.59 $ 96.96
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .50 ) ( 0 .36 ) 0 .05 ( 0 .06 ) ( 1 .19 )
Net gain (loss) on investments (realized and unrealized) 19 .85 6 .06 25 .89 ( 19 .52 ) 20 .93
Total from investment operations 19 .35 5 .70 25 .94 ( 19 .58 ) 19 .74
Less distributions from:
Net investment income ( 1 .34 ) ( 0 .97 ) ( 0 .66 ) — —
Net realized gains — — — ( 18 .32 ) ( 13 .11 )
Total distributions ( 1 .34 ) ( 0 .97 ) ( 0 .66 ) ( 18 .32 ) ( 13 .11 )
Net asset value, end of period $ 113.71 $ 95.70 $ 90.97 $ 65.69 $ 103.59
Total Return
e
20 .10% 6 .14% 39 .70% ( 17 .04 ) % 19 .64%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 688 $ 612 $ 1,033 $ 1,021 $ 1,929
Ratios to average net assets:
Net investment income (loss) ( 0 .44 ) % ( 0 .37 ) % 0 .07% ( 0 .08 ) % ( 1 .09 ) %
Total expenses
c
2 .38% 2 .36% 2 .46% 2 .30% 2 .25%
Net expenses
d
2 .32% 2 .30% 2 .41% 2 .27% 2 .23%
Portfolio turnover rate 583% 180% 1,047% 973% 1,027%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 120.94 $ 113.89 $ 81.50 $ 121.73 $ 111.34
Income (loss) from investment operations:
Net investment income (loss)
a
0 .42 0 .43 0 .72 0 .37 ( 0 .48 )
Net gain (loss) on investments (realized and unrealized) 25 .09 7 .59 32 .33 ( 22 .28 ) 23 .98
Total from investment operations 25 .51 8 .02 33 .05 ( 21 .91 ) 23 .50
Less distributions from:
Net investment income ( 1 .34 ) ( 0 .97 ) ( 0 .66 ) — —
Net realized gains — — — ( 18 .32 ) ( 13 .11 )
Total distributions ( 1 .34 ) ( 0 .97 ) ( 0 .66 ) ( 18 .32 ) ( 13 .11 )
Net asset value, end of period $ 145.11 $ 120.94 $ 113.89 $ 81.50 $ 121.73
Total Return 21 .01% 6 .95% 40 .73% ( 16 .38 ) % 20 .51%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,541 $ 3,493 $ 7,310 $ 11,996 $ 40,702
Ratios to average net assets:
Net investment income (loss) 0 .29% 0 .35% 0 .77% 0 .39% ( 0 .37 ) %
Total expenses
c
1 .63% 1 .61% 1 .69% 1 .55% 1 .50%
Net expenses
d
1 .57% 1 .55% 1 .65% 1 .54% 1 .48%
Portfolio turnover rate 583% 180% 1,047% 973% 1,027%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.01% for Investor Class. See Note 5
in the Notes to Financial Statements.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
Total return does not reflect the impact of any applicable sales charges.

S&P 500
®
FUND
March 31, 2026
260 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 89 .7%
TECHNOLOGY - 27 .7%
NVIDIA Corp.
54,254 $ 9,461,898
Apple, Inc.
32,778 8,318,729
Microsoft Corp.
16,579 6,137,048
Broadcom, Inc.
10,586 3,276,473
Micron Technology, Inc.
2,513 848,992
Palantir Technologies,
Inc. — Class A*
5,100 746,028
Advanced Micro Devices,
Inc.*
3,640 740,485
Applied Materials, Inc.
1,772 605,652
Lam Research Corp.
2,788 595,684
Oracle Corp.
3,786 556,958
International Business
Machines Corp.
2,087 505,868
Intel Corp.*
10,483 462,615
KLA Corp.
293 431,416
Texas Instruments, Inc.
2,026 393,328
Salesforce, Inc.
2,092 390,514
Analog Devices, Inc.
1,091 347,091
QUALCOMM, Inc.
2,382 306,754
Accenture plc — Class A
1,374 272,450
Intuit, Inc.
621 268,508
ServiceNow, Inc.*
2,336 244,229
Adobe, Inc.*
917 222,904
Crowdstrike Holdings,
Inc. — Class A*
563 219,801
Sandisk Corp.*
330 209,662
Western Digital Corp.
757 204,761
Seagate Technology Holdings
plc
487 190,787
Synopsys, Inc.*
427 169,297
Cadence Design Systems,
Inc.*
608 168,945
Monolithic Power Systems,
Inc.
109 119,175
Fortinet, Inc.*
1,411 115,307
Autodesk, Inc.*
473 113,236
Lumentum Holdings, Inc.*
159 111,739
NXP Semiconductors N.V.
562 110,635
Dell Technologies,
Inc. — Class C
664 108,982
Teradyne, Inc.
350 103,761
Electronic Arts, Inc.
503 102,547
MSCI, Inc. — Class A
164 88,398
Datadog, Inc. — Class A*
733 86,531
Roper Technologies, Inc.
238 84,219
Microchip Technology, Inc.
1,208 78,049
Take-Two Interactive
Software, Inc.*
389 76,827
Hewlett Packard Enterprise
Co.
2,967 70,644
Fiserv, Inc.*
1,201 67,016
Paychex, Inc.
722 66,511
Cognizant Technology
Solutions Corp. — Class A
1,068 65,522
Workday, Inc. — Class A*
476 61,842
Fair Isaac Corp.*
53 56,580
ON Semiconductor Corp.*
880 54,490
Fidelity National Information
Services, Inc.
1,156 54,228
NetApp, Inc.
442 45,256
Leidos Holdings, Inc.
285 44,323
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
TECHNOLOGY - 27.7% (continued)
Broadridge Financial
Solutions, Inc.
261 $ 42,407
HP, Inc.
2,050 39,380
PTC, Inc.*
266 37,902
Akamai Technologies, Inc.*
321 36,867
Tyler Technologies, Inc.*
96 32,868
Super Micro Computer, Inc.*
1,123 25,571
Jack Henry & Associates, Inc.
161 25,444
Gartner, Inc.*
157 24,859
Zebra Technologies
Corp. — Class A*
110 22,999
Skyworks Solutions, Inc.
336 17,993
EPAM Systems, Inc.*
123 16,654
Total Technology 38,505,639
COMMUNICATIONS - 14 .7%
Amazon.com, Inc.*
21,811 4,542,577
Alphabet, Inc. — Class A
12,999 3,737,992
Alphabet, Inc. — Class C
10,442 2,995,392
Meta Platforms,
Inc. — Class A
4,883 2,793,711
Netflix, Inc.*
9,427 906,406
Cisco Systems, Inc.
8,822 684,499
Verizon Communications, Inc.
9,415 472,633
AT&T, Inc.
15,630 453,114
Walt Disney Co.
3,955 381,183
Uber Technologies, Inc.*
4,595 330,518
Booking Holdings, Inc.
72 303,143
Palo Alto Networks, Inc.*
1,804 289,217
Arista Networks, Inc.*
2,305 283,008
AppLovin Corp. — Class A*
605 240,790
Corning, Inc.
1,743 236,996
Comcast Corp. — Class A
8,012 230,025
T-Mobile US, Inc.
1,058 222,212
Motorola Solutions, Inc.
370 160,569
Warner Bros Discovery, Inc.*
5,533 151,936
DoorDash, Inc. — Class A*
835 125,375
Robinhood Markets,
Inc. — Class A*
1,765 122,315
Ciena Corp.*
314 121,904
Airbnb, Inc. — Class A*
946 119,461
eBay, Inc.
1,009 91,839
Expedia Group, Inc.
261 60,262
Omnicom Group, Inc.
702 52,868
VeriSign, Inc.
184 45,698
Charter Communications,
Inc. — Class A*
,a
192 41,449
F5, Inc.*
126 36,456
CDW Corp.
292 35,338
EchoStar Corp. — Class A*
301 35,238
Fox Corp. — Class A
448 26,163
GoDaddy, Inc. — Class A*
302 24,966
Gen Digital, Inc.
1,231 23,180
Trade Desk, Inc. — Class A*
983 22,304
News Corp. — Class A
827 20,617
FactSet Research Systems,
Inc.
83 18,010
Fox Corp. — Class B
316 16,780
News Corp. — Class B
273 7,783

S&P 500
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 261
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
COMMUNICATIONS - 14.7% (continued)
Paramount Skydance
Corp. — Class B
694 $ 6,260
Total Communications 20,470,187
CONSUMER, NON-CYCLICAL - 12 .6%
Eli Lilly & Co.
1,769 1,627,073
Johnson & Johnson
5,381 1,315,332
AbbVie, Inc.
3,946 858,216
Procter & Gamble Co.
5,189 749,499
Merck & Company, Inc.
5,542 666,647
Coca-Cola Co.
8,644 657,376
Philip Morris International, Inc.
3,476 574,722
UnitedHealth Group, Inc.
2,022 547,133
PepsiCo, Inc.
3,051 473,790
Amgen, Inc.
1,202 422,924
Thermo Fisher Scientific, Inc.
839 412,394
Abbott Laboratories
3,882 398,565
Gilead Sciences, Inc.
2,770 386,055
Intuitive Surgical, Inc.*
793 365,565
Pfizer, Inc.
12,694 356,447
S&P Global, Inc.
683 290,507
Bristol-Myers Squibb Co.
4,547 275,776
Danaher Corp.
1,405 266,388
Vertex Pharmaceuticals, Inc.*
567 253,188
Stryker Corp.
769 252,686
Medtronic plc
2,862 247,992
Altria Group, Inc.
3,748 247,330
McKesson Corp.
273 236,243
Boston Scientific Corp.*
3,311 207,765
CVS Health Corp.
2,840 203,969
Quanta Services, Inc.
333 182,824
Automatic Data Processing,
Inc.
899 182,659
Regeneron Pharmaceuticals,
Inc.
225 173,844
HCA Healthcare, Inc.
349 165,161
Mondelez International,
Inc. — Class A
2,863 165,023
Cigna Group
588 156,849
Colgate-Palmolive Co.
1,800 153,414
Moody's Corp.
343 149,634
Elevance Health, Inc.
493 144,326
Cencora, Inc.
434 136,337
Cintas Corp.
759 128,377
Corteva, Inc.
1,502 125,732
Monster Beverage Corp.*
1,593 115,429
Zoetis, Inc.
942 111,354
Cardinal Health, Inc.
525 110,938
Edwards Lifesciences Corp.*
1,296 103,784
United Rentals, Inc.
141 102,727
IDEXX Laboratories, Inc.*
178 100,016
Becton Dickinson & Co.
636 99,998
Kroger Co.
1,300 94,068
PayPal Holdings, Inc.
2,056 92,993
Keurig Dr Pepper, Inc.
3,033 79,859
Archer-Daniels-Midland Co.
1,073 77,996
Sysco Corp.
1,069 76,252
Kenvue, Inc.
4,278 73,753
Block, Inc.*
1,223 73,600
ResMed, Inc.
325 72,956
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
CONSUMER, NON-CYCLICAL - 12.6% (continued)
GE HealthCare Technologies,
Inc.
1,018 $ 72,461
Agilent Technologies, Inc.
631 71,921
Kimberly-Clark Corp.
741 71,484
Hershey Co.
331 68,812
Waters Corp.*
219 65,218
IQVIA Holdings, Inc.*
379 64,635
Biogen, Inc.*
328 60,132
Verisk Analytics, Inc. — Class
A
311 59,012
Dexcom, Inc.*
859 53,945
Labcorp Holdings, Inc.
186 49,627
Church & Dwight Company,
Inc.
528 49,273
Equifax, Inc.
269 48,439
STERIS plc
219 48,427
Quest Diagnostics, Inc.
246 48,211
Constellation Brands,
Inc. — Class A
314 47,100
Humana, Inc.
269 46,642
Corpay, Inc.*
156 45,394
General Mills, Inc.
1,191 44,329
Kraft Heinz Co.
1,903 42,798
Tyson Foods, Inc. — Class A
630 40,364
West Pharmaceutical
Services, Inc.
161 40,353
Zimmer Biomet Holdings, Inc.
442 39,966
Estee Lauder Companies,
Inc. — Class A
552 39,617
Moderna, Inc.*
776 39,421
Bunge Global S.A.
302 38,414
Hologic, Inc.*
497 37,568
Global Payments, Inc.
531 35,736
Incyte Corp.*
373 35,107
Rollins, Inc.
655 34,984
Viatris, Inc.
2,572 34,748
Centene Corp.*
1,043 34,148
Insulet Corp.*
157 32,945
Cooper Companies, Inc.*
438 31,317
Avery Dennison Corp.
173 29,874
McCormick & Company, Inc.
566 28,549
Clorox Co.
270 27,980
Align Technology, Inc.*
149 25,543
J M Smucker Co.
238 22,953
Revvity, Inc.
a
253 22,165
Universal Health Services,
Inc. — Class B
123 22,013
Solventum Corp.*
329 21,484
Baxter International, Inc.
1,149 19,303
Charles River Laboratories
International, Inc.*
110 18,975
Bio-Techne Corp.
349 18,239
Conagra Brands, Inc.
1,068 16,789
Henry Schein, Inc.*
223 16,435
Molson Coors Beverage
Co. — Class B
378 16,277
Hormel Foods Corp.
651 14,745
DaVita, Inc.*
75 11,527
Brown-Forman Corp. — Class
B
381 10,074

S&P 500
®
FUND
March 31, 2026
262 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
CONSUMER, NON-CYCLICAL - 12.6% (continued)
The Campbell's Co.
439 $ 9,776
Total Consumer, Non-cyclical 17,468,734
FINANCIAL - 12 .3%
Berkshire Hathaway,
Inc. — Class B*
4,094 1,961,845
JPMorgan Chase & Co.
6,020 1,770,843
Visa, Inc. — Class A
3,753 1,134,307
Mastercard, Inc. — Class A
1,818 908,382
Bank of America Corp.
14,815 722,231
Goldman Sachs Group, Inc.
670 566,813
Wells Fargo & Co.
6,905 549,707
Citigroup, Inc.
3,902 442,526
Morgan Stanley
2,686 442,035
American Express Co.
1,196 361,766
Charles Schwab Corp.
3,729 350,451
Blackrock, Inc.
322 309,671
Welltower, Inc. REIT
1,558 308,032
Prologis, Inc. REIT
2,075 274,273
Chubb Ltd.
813 264,981
Progressive Corp.
1,309 259,496
Capital One Financial Corp.
1,396 254,672
CME Group, Inc.
805 237,757
Equinix, Inc. REIT
219 214,673
Intercontinental Exchange,
Inc.
1,268 199,431
Blackstone, Inc.
1,672 192,263
PNC Financial Services
Group, Inc.
902 187,697
Marsh & McLennan
Companies, Inc.
1,081 187,499
Bank of New York Mellon
Corp.
1,537 182,334
U.S. Bancorp
3,471 180,527
American Tower Corp. REIT
1,045 180,346
Aon plc — Class A
479 154,612
KKR & Company, Inc.
1,533 141,802
Travelers Companies, Inc.
483 140,881
Simon Property Group, Inc.
REIT
726 135,421
Digital Realty Trust, Inc. REIT
721 129,931
Truist Financial Corp.
2,819 129,589
Realty Income Corp. REIT
2,054 125,664
Arthur J Gallagher & Co.
574 124,317
Allstate Corp.
580 120,257
Apollo Global Management,
Inc.
1,037 115,543
Aflac, Inc.
1,043 114,428
Public Storage REIT
353 95,621
Fifth Third Bancorp
2,010 93,385
Ameriprise Financial, Inc.
204 90,658
American International Group,
Inc.
1,198 90,149
CBRE Group, Inc. — Class A*
649 87,914
Coinbase Global,
Inc. — Class A*
498 86,956
MetLife, Inc.
1,229 86,915
Ventas, Inc. REIT
1,060 86,687
Nasdaq, Inc.
1,003 85,145
Hartford Insurance Group,
Inc.
623 84,248
Crown Castle, Inc. REIT
972 79,033
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
FINANCIAL - 12.3% (continued)
State Street Corp.
623 $ 78,847
Arch Capital Group Ltd.*
798 76,600
Prudential Financial, Inc.
777 75,905
Huntington Bancshares, Inc.
4,532 70,926
M&T Bank Corp.
339 70,078
Iron Mountain, Inc. REIT
661 67,515
Interactive Brokers Group,
Inc. — Class A
994 66,668
Cboe Global Markets, Inc.
234 65,770
VICI Properties, Inc. REIT
2,386 65,186
Extra Space Storage, Inc.
REIT
474 62,156
Willis Towers Watson plc
212 61,628
Northern Trust Corp.
416 58,061
Citizens Financial Group, Inc.
949 56,912
Raymond James Financial,
Inc.
392 56,758
Cincinnati Financial Corp.
348 54,758
Synchrony Financial
776 52,784
AvalonBay Communities, Inc.
REIT
316 51,619
Regions Financial Corp.
1,938 50,621
Ares Management
Corp. — Class A
460 50,186
Equity Residential REIT
768 45,427
W R Berkley Corp.
665 44,076
T. Rowe Price Group, Inc.
488 43,988
Brown & Brown, Inc.
654 42,647
KeyCorp
2,092 41,945
SBA Communications Corp.
REIT
238 40,962
Loews Corp.
377 40,241
Principal Financial Group, Inc.
442 39,829
Weyerhaeuser Co. REIT
1,609 39,308
CoStar Group, Inc.*
946 38,162
Essex Property Trust, Inc.
REIT
144 34,848
Kimco Realty Corp. REIT
1,505 33,817
Mid-America Apartment
Communities, Inc. REIT
261 31,873
Invitation Homes, Inc. REIT
1,259 31,286
Everest Group Ltd.
91 29,743
Regency Centers Corp. REIT
368 27,843
Host Hotels & Resorts, Inc.
REIT
1,428 27,360
Healthpeak Properties, Inc.
REIT
1,552 25,499
Globe Life, Inc.
178 24,772
Assurant, Inc.
112 24,395
Invesco Ltd.
991 24,071
UDR, Inc. REIT
671 22,666
Camden Property Trust REIT
231 22,559
Federal Realty Investment
Trust REIT
175 18,587
BXP, Inc. REIT
329 17,075
Franklin Resources, Inc.
686 16,203
Alexandria Real Estate
Equities, Inc. REIT
348 16,154
Erie Indemnity Co. — Class A
57 14,325
Total Financial 17,096,353
INDUSTRIAL - 7 .7%
Caterpillar, Inc.
1,039 736,090

S&P 500
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 263
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
INDUSTRIAL - 7.7% (continued)
General Electric Co.
2,342 $ 664,589
RTX Corp.
2,997 578,121
GE Vernova, Inc.
602 525,486
Boeing Co.*
1,753 348,900
Amphenol Corp. — Class A
2,744 346,704
Union Pacific Corp.
1,325 321,471
Honeywell International, Inc.
1,418 320,511
Deere & Co.
563 317,138
Eaton Corporate plc
867 310,100
Lockheed Martin Corp.
452 273,184
Parker-Hannifin Corp.
282 252,458
Vertiv Holdings Co. — Class A
854 213,995
Howmet Aerospace, Inc.
895 206,262
Trane Technologies plc
494 205,870
Northrop Grumman Corp.
298 203,307
General Dynamics Corp.
567 194,606
Waste Management, Inc.
828 190,266
Johnson Controls
International plc
1,367 179,009
FedEx Corp.
483 172,035
3M Co.
1,176 170,790
CSX Corp.
4,152 170,440
Emerson Electric Co.
1,255 164,430
United Parcel Service,
Inc. — Class B
1,650 162,327
CRH plc
1,497 157,365
Illinois Tool Works, Inc.
586 152,530
TransDigm Group, Inc.
126 146,029
L3Harris Technologies, Inc.
417 143,928
Norfolk Southern Corp.
501 143,787
TE Connectivity plc
655 136,908
AMETEK, Inc.
514 110,181
Comfort Systems USA, Inc.
79 108,940
Keysight Technologies, Inc.*
383 108,148
Coherent Corp.*
419 99,810
Carrier Global Corp.
1,754 98,768
Republic Services, Inc.
449 98,340
Westinghouse Air Brake
Technologies Corp.
381 95,216
Rockwell Automation, Inc.
251 90,079
Garmin Ltd.
365 84,684
Vulcan Materials Co.
295 80,328
Old Dominion Freight Line,
Inc.
411 80,309
Martin Marietta Materials, Inc.
135 79,472
Axon Enterprise, Inc.*
176 74,745
EMCOR Group, Inc.
100 73,831
Otis Worldwide Corp.
868 66,905
Xylem, Inc.
544 65,008
Ingersoll Rand, Inc.
795 63,695
Teledyne Technologies, Inc.*
105 63,526
Dover Corp.
301 62,743
Jabil, Inc.
236 62,689
Hubbell, Inc.
119 58,398
Mettler-Toledo International,
Inc.*
45 56,754
Veralto Corp.
554 48,985
Smurfit Westrock plc
1,166 46,465
CH Robinson Worldwide, Inc.
265 44,009
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
INDUSTRIAL - 7.7% (continued)
Expeditors International of
Washington, Inc.
299 $ 42,826
Packaging Corporation of
America
200 42,444
Snap-on, Inc.
116 42,133
Amcor plc
1,032 41,022
Fortive Corp.
700 38,696
J.B. Hunt Transport Services,
Inc.
167 35,387
Ball Corp.
598 35,348
Trimble, Inc.*
531 34,637
Textron, Inc.
389 34,061
Huntington Ingalls Industries,
Inc.
88 33,431
Jacobs Solutions, Inc.
262 33,347
Lennox International, Inc.
71 32,953
Pentair plc
365 31,795
IDEX Corp.
167 31,655
Nordson Corp.
118 31,395
Allegion plc
192 27,896
Masco Corp.
455 27,468
Generac Holdings, Inc.*
132 25,784
Stanley Black & Decker, Inc.
346 24,587
Builders FirstSource, Inc.*
247 20,335
A O Smith Corp.
251 16,551
Total Industrial 10,714,415
CONSUMER, CYCLICAL - 7 .4%
Tesla, Inc.*
6,279 2,334,218
Walmart, Inc.
9,787 1,216,328
Costco Wholesale Corp.
991 987,462
Home Depot, Inc.
2,223 731,123
McDonald's Corp.
1,590 494,156
TJX Companies, Inc.
2,479 395,896
Lowe's Companies, Inc.
1,252 295,823
Starbucks Corp.
2,544 227,917
O'Reilly Automotive, Inc.*
1,880 173,543
Cummins, Inc.
308 165,710
Marriott International,
Inc. — Class A
491 160,591
Ross Stores, Inc.
722 156,407
Hilton Worldwide Holdings,
Inc.
512 155,689
Royal Caribbean Cruises Ltd.
562 154,651
General Motors Co.
2,018 150,341
NIKE, Inc. — Class B
2,660 140,501
PACCAR, Inc.
1,173 135,482
AutoZone, Inc.*
37 124,978
Target Corp.
1,011 122,533
Fastenal Co.
2,564 118,970
WW Grainger, Inc.
98 106,899
Ford Motor Co.
8,749 100,963
Carvana Co.*
316 99,344
Yum! Brands, Inc.
620 96,398
Delta Air Lines, Inc.
1,450 96,396
Chipotle Mexican Grill,
Inc. — Class A*
2,908 93,085
DR Horton, Inc.
602 82,606
United Airlines Holdings, Inc.*
722 66,475
Carnival Corp.
2,568 66,460
Copart, Inc.*
1,988 66,002

S&P 500
®
FUND
March 31, 2026
264 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
CONSUMER, CYCLICAL - 7.4% (continued)
Tapestry, Inc.
452 $ 63,782
Dollar General Corp.
491 58,296
Live Nation Entertainment,
Inc.*
353 53,836
Tractor Supply Co.
1,180 53,454
Ulta Beauty, Inc.*
99 51,748
PulteGroup, Inc.
429 50,455
Darden Restaurants, Inc.
257 50,382
Williams-Sonoma, Inc.
267 48,682
Dollar Tree, Inc.*
413 45,228
Lennar Corp. — Class A
483 41,944
Southwest Airlines Co.
1,097 41,214
NVR, Inc.*
6 39,539
Lululemon Athletica, Inc.*
238 36,438
Las Vegas Sands Corp.
675 36,369
Aptiv plc*
475 32,984
Genuine Parts Co.
311 32,888
Deckers Outdoor Corp.*
317 31,729
TKO Group Holdings, Inc.
148 29,844
Ralph Lauren Corp. — Class
A
86 29,583
Best Buy Co, Inc.
436 27,991
Hasbro, Inc.
298 27,893
Domino's Pizza, Inc.
69 24,757
Wynn Resorts Ltd.
189 19,193
Norwegian Cruise Line
Holdings Ltd.*
1,016 18,999
MGM Resorts International*
429 15,877
Pool Corp.
73 14,770
Total Consumer, Cyclical 10,294,822
ENERGY - 3 .6%
Exxon Mobil Corp.
9,330 1,582,928
Chevron Corp.
4,185 865,877
ConocoPhillips
2,735 361,020
Williams Companies, Inc.
2,727 198,471
EOG Resources, Inc.
1,211 175,074
SLB Ltd.
3,339 171,591
Valero Energy Corp.
681 168,262
Phillips 66
900 163,962
Marathon Petroleum Corp.
659 160,915
Kinder Morgan, Inc.
4,371 146,560
Baker Hughes Co.
2,206 134,676
ONEOK, Inc.
1,405 126,998
Targa Resources Corp.
479 120,100
Occidental Petroleum Corp.
1,606 104,390
EQT Corp.
1,393 88,651
Diamondback Energy, Inc.
433 85,643
Halliburton Co.
1,870 72,911
Devon Energy Corp.
1,385 69,693
Texas Pacific Land Corp.
a
129 61,218
Coterra Energy, Inc.
1,694 59,527
Expand Energy Corp.
532 58,403
First Solar, Inc.*
240 47,342
APA Corp.
792 33,612
Total Energy 5,057,824
UTILITIES - 2 .3%
NextEra Energy, Inc.
4,650 431,892
Southern Co.
2,458 237,246
Duke Energy Corp.
1,737 227,443
A
A
A SHARES VALUE
COMMON STOCKS - 89.7% (continued)
UTILITIES - 2.3% (continued)
Constellation Energy Corp.
696 $ 194,358
American Electric Power
Company, Inc.
1,208 158,345
Sempra
1,457 141,577
Dominion Energy, Inc.
1,907 117,891
Entergy Corp.
1,010 113,483
Exelon Corp.
2,284 111,962
Vistra Corp.
711 106,885
Xcel Energy, Inc.
1,321 104,940
Consolidated Edison, Inc.
807 91,336
Public Service Enterprise
Group, Inc.
1,114 90,178
PG&E Corp.
4,907 86,216
WEC Energy Group, Inc.
727 84,165
NRG Energy, Inc.
474 69,270
Atmos Energy Corp.
369 68,162
DTE Energy Co.
464 67,846
Ameren Corp.
617 67,821
PPL Corp.
1,652 63,106
CenterPoint Energy, Inc.
1,458 62,927
Edison International
859 62,862
American Water Works
Company, Inc.
436 59,335
FirstEnergy Corp.
1,161 58,816
Eversource Energy
838 58,057
CMS Energy Corp.
684 53,065
NiSource, Inc.
1,068 49,833
Evergy, Inc.
514 42,107
Alliant Energy Corp.
574 41,190
Pinnacle West Capital Corp.
267 26,900
AES Corp.
1,590 22,403
Total Utilities 3,171,617
BASIC MATERIALS - 1 .4%
Linde plc
1,043 517,078
Newmont Corp.
2,436 263,697
Freeport-McMoRan, Inc.
3,209 188,625
Sherwin-Williams Co.
515 165,083
Ecolab, Inc.
569 151,365
Air Products and Chemicals,
Inc.
497 144,374
Nucor Corp.
511 86,410
Dow, Inc.
1,602 66,723
Steel Dynamics, Inc.
306 55,080
Qnity Electronics, Inc.
468 53,998
PPG Industries, Inc.
501 53,547
Albemarle Corp.
263 47,216
LyondellBasell Industries
N.V. — Class A
575 46,322
CF Industries Holdings, Inc.
348 45,184
International Paper Co.
1,179 42,090
DuPont de Nemours, Inc.
914 41,861
International Flavors &
Fragrances, Inc.
572 41,499
Mosaic Co.
709 18,080
Total Basic Materials 2,028,232
Total Common Stocks
(Cost $57,795,970) 124,807,823

S&P 500
®
FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 265
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
b
- 0 .1%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
174,316 $ 174,316
Total Money Market Funds
(Cost $174,316) 174,316
FACE
AMOUNT
REPURCHASE AGREEMENTS
e
- 4 .2%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 3,035,496 3,035,496
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
e
- 4.2% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 2,758,592 $ 2,758,592
Total Repurchase Agreements
(Cost $5,794,088) 5,794,088
U.S. TREASURY BILLS - 3 .6%
U.S. Treasury Bills
3.60% due 04/02/26
f
5,000,000 4,999,500
Total U.S. Treasury Bills
(Cost $4,999,500) 4,999,500
Total Investments - 97.6%
(Cost $68,763,874) $ 135,775,727
Other Assets & Liabilities, net - 2.4% 3,259,757
Total Net Assets - 100.0% $ 139,035,484
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 6 .
f
Rate indicated is the effective yield at the time of purchase.
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 4 Jun 2026 $ 1,314,100 $ (36,987)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Goldman Sachs
International S&P 500 Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 1,290 $ 8,419,020 $ 92,939
Barclays Bank
plc S&P 500 Index Pay
4.58% (SOFR +
0.90%) At Maturity 06/16/26 236 1,541,456 (26,652)
BNP Paribas S&P 500 Index Pay
4.49% (Federal
Funds Rate +
0.85%) At Maturity 06/10/26 444 2,896,277 (49,806)
$ 12,856,753 $ 16,481

S&P 500
®
FUND
March 31, 2026
266 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 124,807,823 $ — $ — $ 124,807,823
Money Market Funds 174,316 — — 174,316
Repurchase Agreements — 5,794,088 — 5,794,088
U.S. Treasury Bills — 4,999,500 — 4,999,500
Equity Index Swap Agreements
a
— 92,939 — 92,939
Total Assets $ 124,982,139 $ 10,886,527 $ — $ 135,868,666
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 36,987 $ — $ — $ 36,987
Equity Index Swap Agreements
a
— 76,458 — 76,458
Total Liabilities $ 36,987 $ 76,458 $ — $ 113,445
a
Reported as unrealized appreciation/depreciation at period end.

S&P 500
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 267
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $93,203 of securities loaned (cost $62,969,786) $ 129,981,639
Repurchase agreements, at value (cost $5,794,088) 5,794,088
Segregated cash due from broker 3,568,605
Unrealized appreciation on OTC swap agreements 92,939
Prepaid expenses 269
Receivables:
Fund shares sold 98,456
Dividends 63,641
Variation margin on futures contracts 36,450
Interest 949
Foreign tax reclaims 941
Securities lending income 20
Total assets 139,637,997
LIABILITIES:
Unrealized depreciation on OTC swap agreements 76,458
Payable for:
Fund shares redeemed 184,251
Investment advisory fees 86,157
Transfer agent fees 63,964
Registration fees 54,771
Distribution and service fees 33,403
Fund accounting 19,249
Trustees’ fees and expenses* 8,110
Other liabilities 76,150
Total liabilities
602,513
NET ASSETS $ 139,035,484
NET ASSETS CONSIST OF:
Paid-in capital $ 85,359,272
Total distributable earnings (loss) 53,676,212
Net assets $ 139,035,484
Class A:
Net assets $ 19,886,305
Capital shares outstanding 207,332
Net asset value per share $ 95 .92
Maximum offering price per share (Net asset value divided by 95.25%) $ 100 .70
Class C:
Net assets $ 4,142,530
Capital shares outstanding 52,534
Net asset value per share $ 78 .85
Class H:
Net assets $ 115,006,649
Capital shares outstanding 1,199,016
Net asset value per share $ 95 .92
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P 500
®
FUND
268 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $400)
$ 1,830,161
Interest
351,034
Income from securities lending, net 2,315
Total investment income 2,183,510
EXPENSES:
Investment advisory fees 1,177,947
Distribution and service fees:
Class A 55,126
Class C 104,087
Class H 311,505
Transfer agent fees:
Class A 46,159
Class C 21,775
Class H 259,701
Fund accounting fees 224,756
Registration and filing fees 161,772
Administration fees 85,037
Professional fees 81,141
Trustees’ fees and expenses* 22,135
Custodian fees 22,067
Interest expense 2,015
Miscellaneous 85,812
Total expenses 2,661,035
Less:
Expenses reimbursed by Adviser (78,530)
Net expenses 2,582,505
Net investment loss (398,995)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 24,334,714
Swap agreements 344,311
Futures contracts (433,334)
Net realized gain 24,245,691
Net change in unrealized appreciation (depreciation) on:
Investments (2,069,250)
Swap agreements 293,110
Futures contracts (30,425)
Net change in unrealized appreciation (depreciation) (1,806,565)
Net realized and unrealized gain 22,439,126
Net increase in net assets resulting from operations $ 22,040,131
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P 500
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 269
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (398,995) $ (228,706)
Net realized gain on investments 24,245,691 14,704,676
Net change in unrealized appreciation (depreciation) on investments (1,806,565) (820,670)
Net increase in net assets resulting from operations 22,040,131 13,655,300
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (602,582) (222,695)
Class C (368,343) (142,130)
Class H (2,269,582) (1,635,048)
Total distributions to shareholders (3,240,507) (1,999,873)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 4,891,899 12,354,215
Class C 2,688,462 10,598,694
Class H 602,846,034 683,286,578
Distributions reinvested
Class A 584,151 216,203
Class C 328,414 132,659
Class H 2,223,548 1,623,439
Cost of shares redeemed
Class A (8,591,919) (10,000,899)
Class C (10,853,584) (7,811,267)
Class H (632,723,603) (760,150,692)
Net decrease from capital share transactions (38,606,598) (69,751,070)
Net decrease in net assets (19,806,974) (58,095,643)
NET ASSETS:
Beginning of year 158,842,458 216,938,101
End of year $ 139,035,484 $ 158,842,458
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 51,938 146,271
Class C 35,458 146,527
Class H 6,287,785 7,950,359
Shares issued from reinvestment of distributions
Class A 5,839 2,357
Class C 3,984 1,732
Class H 22,224 17,696
Shares redeemed
Class A (88,398) (118,717)
Class C (132,550) (109,998)
Class H (6,621,127) (8,849,525)
Net decrease in shares (434,847) (813,298)

S&P 500
®
FUND
270 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 84.96 $ 80.64 $ 63.54 $ 70.89 $ 63.06
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .21 ) ( 0 .05 ) 0 .15 0 .18 ( 0 .18 )
Net gain (loss) on investments (realized and unrealized) 13 .83 5 .34 17 .39 ( 6 .83 ) 8 .94
Total from investment operations 13 .62 5 .29 17 .54 ( 6 .65 ) 8 .76
Less distributions from:
Net investment income — ( 0 .14 ) ( 0 .09 ) — —
Net realized gains ( 2 .66 ) ( 0 .83 ) ( 0 .35 ) ( 0 .70 ) ( 0 .93 )
Total distributions ( 2 .66 ) ( 0 .97 ) ( 0 .44 ) ( 0 .70 ) ( 0 .93 )
Net asset value, end of period $ 95.92 $ 84.96 $ 80.64 $ 63.54 $ 70.89
Total Return
b
16 .02% 6 .46% 27 .72% ( 9 .32 ) % 13 .82%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 19,886 $ 20,217 $ 16,777 $ 15,703 $ 18,856
Ratios to average net assets:
Net investment income (loss) ( 0 .22 ) % ( 0 .06 ) % 0 .21% 0 .30% ( 0 .25 ) %
Total expenses 1 .64% 1 .66% 1 .66% 1 .60% 1 .56%
Net expenses
c
1 .59% 1 .61% 1 .62% 1 .60% 1 .56%
Portfolio turnover rate 143% 137% 243% 701% 268%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 70.76 $ 67.81 $ 53.89 $ 60.71 $ 54.52
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .79 ) ( 0 .59 ) ( 0 .31 ) ( 0 .30 ) ( 0 .60 )
Net gain (loss) on investments (realized and unrealized) 11 .54 4 .51 14 .67 ( 5 .82 ) 7 .72
Total from investment operations 10 .75 3 .92 14 .36 ( 6 .12 ) 7 .12
Less distributions from:
Net investment income — ( 0 .14 ) ( 0 .09 ) — —
Net realized gains ( 2 .66 ) ( 0 .83 ) ( 0 .35 ) ( 0 .70 ) ( 0 .93 )
Total distributions ( 2 .66 ) ( 0 .97 ) ( 0 .44 ) ( 0 .70 ) ( 0 .93 )
Net asset value, end of period $ 78.85 $ 70.76 $ 67.81 $ 53.89 $ 60.71
Total Return
b
15 .17% 5 .66% 26 .78% ( 10 .02 ) % 12 .99%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,143 $ 10,306 $ 7,282 $ 7,494 $ 10,273
Ratios to average net assets:
Net investment income (loss) ( 0 .99 ) % ( 0 .82 ) % ( 0 .53 ) % ( 0 .57 ) % ( 1 .00 ) %
Total expenses 2 .40% 2 .41% 2 .41% 2 .36% 2 .31%
Net expenses
c
2 .35% 2 .36% 2 .38% 2 .36% 2 .31%
Portfolio turnover rate 143% 137% 243% 701% 268%

S&P 500
®
FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 271
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 84.97 $ 80.65 $ 63.54 $ 70.90 $ 63.07
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .19 ) ( 0 .06 ) 0 .14 0 .15 ( 0 .18 )
Net gain (loss) on investments (realized and unrealized) 13 .80 5 .35 17 .41 ( 6 .81 ) 8 .94
Total from investment operations 13 .61 5 .29 17 .55 ( 6 .66 ) 8 .76
Less distributions from:
Net investment income — ( 0 .14 ) ( 0 .09 ) — —
Net realized gains ( 2 .66 ) ( 0 .83 ) ( 0 .35 ) ( 0 .70 ) ( 0 .93 )
Total distributions ( 2 .66 ) ( 0 .97 ) ( 0 .44 ) ( 0 .70 ) ( 0 .93 )
Net asset value, end of period $ 95.92 $ 84.97 $ 80.65 $ 63.54 $ 70.90
Total Return 16 .01% 6 .46% 27 .71% ( 9 .32 ) % 13 .84%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 115,007 $ 128,319 $ 192,879 $ 77,419 $ 130,055
Ratios to average net assets:
Net investment income (loss) ( 0 .20 ) % ( 0 .07 ) % 0 .21% 0 .23% ( 0 .25 ) %
Total expenses 1 .64% 1 .65% 1 .65% 1 .61% 1 .56%
Net expenses
c
1 .59% 1 .60% 1 .62% 1 .61% 1 .56%
Portfolio turnover rate 143% 137% 243% 701% 268%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

INVERSE S&P 500
®
STRATEGY FUND
March 31, 2026
272 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 16 .9%
Guggenheim Strategy Fund II
a
262,625 $ 6,497,345
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
426,990 4,291,252
Total Mutual Funds
(Cost $10,738,043) 10,788,597
MONEY MARKET FUNDS
b
- 0 .9%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
585,682 585,682
Total Money Market Funds
(Cost $585,682) 585,682
FACE
AMOUNT
U.S. TREASURY BILLS - 39 .1%
U.S. Treasury Bills
3.61% due 04/02/26
e
$ 20,000,000 19,997,994
3.65% due 04/14/26
e
5,000,000 4,993,453
Total U.S. Treasury Bills
(Cost $24,991,447) 24,991,447
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 16 .3%
Federal Home Loan Bank
3.64% due 04/17/26
e
$ 5,000,000 $ 4,991,905
3.65% due 05/13/26
e
3,000,000 2,987,295
3.63% due 04/06/26
e
2,400,000 2,398,790
Total Federal Agency Discount Notes
(Cost $10,378,007) 10,377,990
REPURCHASE AGREEMENTS
f
- 12 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 4,200,971 4,200,971
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 3,817,750 3,817,750
Total Repurchase Agreements
(Cost $8,018,721) 8,018,721
FEDERAL AGENCY NOTES - 3 .1%
Federal Home Loan Bank
3.69% (SOFR + 0.05%, Rate
Floor: 0.00%) due 07/20/26
◊
2,000,000 2,000,244
Total Federal Agency Notes
(Cost $2,000,000) 2,000,244
Total Investments - 88.9%
(Cost $56,711,900) $ 56,762,681
Other Assets & Liabilities, net - 11.1% 7,108,317
Total Net Assets - 100.0% $ 63,870,998
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Rate indicated is the effective yield at the time of purchase.
f
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
SOFR — Secured Overnight Financing Rate
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Equity Futures Contracts Sold Short
S&P 500 Index Mini Futures Contracts 55 Jun 2026 $ 18,068,875 $ 251,844
– –

INVERSE S&P 500
®
STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 273
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Barclays Bank
plc S&P 500 Index Receive
4.28% (SOFR +
0.60%) At Maturity 06/16/26 1,633 $ 10,662,260 $ 106,161
Goldman Sachs
International S&P 500 Index Receive
4.29% (Federal
Funds Rate +
0.65%) At Maturity 06/15/26 3,501 22,859,089 93,138
BNP Paribas S&P 500 Index Receive
4.09% (Federal
Funds Rate +
0.45%) At Maturity 06/10/26 1,819 11,876,802 (255,205)
$ 45,398,151 $ (55,906)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 10,788,597 $ — $ — $ 10,788,597
Money Market Funds 585,682 — — 585,682
U.S. Treasury Bills — 24,991,447 — 24,991,447
Federal Agency Discount Notes — 10,377,990 — 10,377,990
Repurchase Agreements — 8,018,721 — 8,018,721
Federal Agency Notes — 2,000,244 — 2,000,244
Equity Futures Contracts
a
251,844 — — 251,844
Equity Index Swap Agreements
a
— 199,299 — 199,299
Total Assets $ 11,626,123 $ 45,587,701 $ — $ 57,213,824
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 255,205 $ — $ 255,205
a
Reported as unrealized appreciation/depreciation at period end.

INVERSE S&P 500
®
STRATEGY FUND
March 31, 2026
274 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 6,528,860 $ — $ — $ — $ (31,515) $ 6,497,345 262,625 $ 335,761
Guggenheim Ultra
Short Duration Fund —
Institutional Class 4,282,712 — — — 8,540 4,291,252 426,990 186,668
$ 10,811,572 $ — $ — $ — $ (22,975) $ 10,788,597 $ 522,429

INVERSE S&P 500
®
STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 275
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $37,955,136) $ 37,955,363
Investments in affiliated issuers, at value (cost $10,738,043) 10,788,597
Repurchase agreements, at value (cost $8,018,721) 8,018,721
Segregated cash due from broker 7,500,699
Unrealized appreciation on OTC swap agreements 199,299
Receivables:
Fund shares sold 699,609
Swap settlement 498,984
Interest 58,672
Total assets 65,719,944
LIABILITIES:
Unrealized depreciation on OTC swap agreements 255,205
Due to custodian 669,100
Payable for:
Variation margin on futures contracts 501,188
Fund shares redeemed 335,278
Investment advisory fees 27,349
Transfer agent fees 17,996
Fund accounting 5,405
Trustees’ fees and expenses* 2,205
Distribution and service fees 362
Other liabilities 34,858
Total liabilities
1,848,946
NET ASSETS $ 63,870,998
NET ASSETS CONSIST OF:
Paid-in capital $ 357,121,547
Total distributable earnings (loss) (293,250,549)
Net assets $ 63,870,998
Investor Class:
Net assets $ 59,322,135
Capital shares outstanding 592,535
Net asset value per share $ 100 .12
Class A:
Net assets $ 3,813,145
Capital shares outstanding 42,666
Net asset value per share $ 89 .37
Maximum offering price per share (Net asset value divided by 95.25%) $ 93 .83
Class C:
Net assets $ 38,911
Capital shares outstanding 527
Net asset value per share $ 73 .88
Class H:
Net assets $ 696,807
Capital shares outstanding 7,787
Net asset value per share $ 89 .49
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE S&P 500
®
STRATEGY FUND
276 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 350
Dividends from securities of affiliated issuers 522,429
Interest from securities of unaffiliated issuers
1,434,114
Total investment income 1,956,893
EXPENSES:
Investment advisory fees 408,113
Distribution and service fees:
Class A 2,591
Class C 610
Class H 1,123
Transfer agent fees:
Investor Class 89,874
Class A 2,104
Class C 123
Class H 925
Registration and filing fees 47,340
Fund accounting fees 43,367
Administration fees 24,624
Professional fees 22,996
Interest expense 7,793
Custodian fees 6,192
Trustees’ fees and expenses* 6,096
Miscellaneous 25,693
Total expenses 689,564
Less:
Expenses reimbursed by Adviser (45,346)
Expenses waived by Adviser (10,740)
Total waived/reimbursed expenses (56,086)
Net expenses 633,478
Net investment income 1,323,415
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (674)
Swap agreements (11,219,132)
Futures contracts (696,433)
Net realized loss (11,916,239)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 50
Investments in affiliated issuers (22,975)
Swap agreements (858,000)
Futures contracts 226,106
Net change in unrealized appreciation (depreciation) (654,819)
Net realized and unrealized loss (12,571,058)
Net decrease in net assets resulting from operations $ (11,247,643)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE S&P 500
®
STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 277
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 1,323,415 $ 1,529,055
Net realized loss on investments (11,916,239) (4,583,624)
Net change in unrealized appreciation (depreciation) on investments (654,819) 1,306,702
Net decrease in net assets resulting from operations (11,247,643) (1,747,867)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (1,475,305) (1,856,228)
Class A (39,619) (75,345)
Class C (1,868) (9,595)
Class H (12,263) (35,316)
Total distributions to shareholders (1,529,055) (1,976,484)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 356,960,989 207,933,965
Class A 6,311,374 9,283,518
Class C 199,764 45,011
Class H 7,321,139 6,834,787
Distributions reinvested
Investor Class 1,465,223 1,830,048
Class A 39,047 72,970
Class C 1,868 9,594
Class H 12,248 35,284
Cost of shares redeemed
Investor Class (330,256,211) (198,498,907)
Class A (3,380,125) (9,262,090)
Class C (216,495) (378,268)
Class H (7,240,494) (7,351,092)
Net increase from capital share transactions 31,218,327 10,554,820
Net increase in net assets 18,441,629 6,830,469
NET ASSETS:
Beginning of year 45,429,369 38,598,900
End of year $ 63,870,998 $ 45,429,369
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 3,451,345 1,726,560
*
Class A 68,589 80,604
*
Class C 2,457 480
*
Class H 84,466 59,213
*
Shares issued from reinvestment of distributions
Investor Class 15,391 17,008
*
Class A 459 754
*
Class C 27 118
*
Class H 144 364
*
Shares redeemed
Investor Class (3,244,698) (1,655,465)
*
Class A (36,811) (81,486)
*
Class C (2,733) (4,060)
*
Class H (83,265) (63,977)
*
Net increase in shares 255,371 80,113
*
* Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

INVERSE S&P 500
®
STRATEGY FUND
278 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 117.62 $ 126.51 $ 155.00 $ 144.39 $ 172.31
Income (loss) from investment operations:
Net investment income (loss)
b
3 .03 4 .50 5 .85 2 .10 ( 1 .40 )
Net gain (loss) on investments (realized and unrealized) ( 16 .91 ) ( 5 .86 ) ( 30 .54 ) 8 .51 ( 26 .52 )
Total from investment operations ( 13 .88 ) ( 1 .36 ) ( 24 .69 ) 10 .61 ( 27 .92 )
Less distributions from:
Net investment income ( 3 .62 ) ( 7 .53 ) ( 3 .80 ) — —
Total distributions ( 3 .62 ) ( 7 .53 ) ( 3 .80 ) — —
Net asset value, end of period $ 100.12 $ 117.62 $ 126.51 $ 155.00 $ 144.39
Total Return ( 11 .64 ) % ( 0 .51 ) % ( 16 .19 ) % 7 .34% ( 16 .19 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 59,322 $ 43,576 $ 35,725 $ 56,203 $ 47,555
Ratios to average net assets:
Net investment income (loss) 2 .93% 3 .76% 4 .04% 1 .31% ( 0 .91 ) %
Total expenses
c
1 .51% 1 .52% 1 .50% 1 .54% 1 .41%
Net expenses
d
1 .39% 1 .39% 1 .40% 1 .49% 1 .39%
Portfolio turnover rate — — — — —
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 105.72 $ 114.76 $ 141.35 $ 132.01 $ 157.92
Income (loss) from investment operations:
Net investment income (loss)
b
2 .47 3 .91 5 .10 2 .00 ( 1 .60 )
Net gain (loss) on investments (realized and unrealized) ( 15 .20 ) ( 5 .42 ) ( 27 .89 ) 7 .34 ( 24 .31 )
Total from investment operations ( 12 .73 ) ( 1 .51 ) ( 22 .79 ) 9 .34 ( 25 .91 )
Less distributions from:
Net investment income ( 3 .62 ) ( 7 .53 ) ( 3 .80 ) — —
Total distributions ( 3 .62 ) ( 7 .53 ) ( 3 .80 ) — —
Net asset value, end of period $ 89.37 $ 105.72 $ 114.76 $ 141.35 $ 132.01
Total Return
e
( 11 .86 ) % ( 0 .70 ) % ( 16 .38 ) % 7 .08% ( 16 .40 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,813 $ 1,103 $ 1,211 $ 4,164 $ 1,829
Ratios to average net assets:
Net investment income (loss) 2 .69% 3 .58% 3 .77% 1 .34% ( 1 .15 ) %
Total expenses
c
1 .75% 1 .77% 1 .76% 1 .79% 1 .66%
Net expenses
d
1 .63% 1 .64% 1 .66% 1 .74% 1 .64%
Portfolio turnover rate — — — — —

INVERSE S&P 500
®
STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 279
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 88.78 $ 98.46 $ 122.73 $ 115.49 $ 139.19
Income (loss) from investment operations:
Net investment income (loss)
b
1 .63 2 .81 3 .50 0 .45 ( 2 .30 )
Net gain (loss) on investments (realized and unrealized) ( 12 .91 ) ( 4 .96 ) ( 23 .97 ) 6 .79 ( 21 .40 )
Total from investment operations ( 11 .28 ) ( 2 .15 ) ( 20 .47 ) 7 .24 ( 23 .70 )
Less distributions from:
Net investment income ( 3 .62 ) ( 7 .53 ) ( 3 .80 ) — —
Total distributions ( 3 .62 ) ( 7 .53 ) ( 3 .80 ) — —
Net asset value, end of period $ 73.88 $ 88.78 $ 98.46 $ 122.73 $ 115.49
Total Return
e
( 12 .50 ) % ( 1 .50 ) % ( 16 .99 ) % 6 .28% ( 17 .03 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 39 $ 69 $ 417 $ 801 $ 762
Ratios to average net assets:
Net investment income (loss) 2 .09% 2 .96% 3 .03% 0 .35% ( 1 .92 ) %
Total expenses
c
2 .51% 2 .50% 2 .49% 2 .53% 2 .41%
Net expenses
d
2 .38% 2 .37% 2 .39% 2 .48% 2 .39%
Portfolio turnover rate — — — — —
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 105.84 $ 114.88 $ 141.46 $ 132.04 $ 157.92
Income (loss) from investment operations:
Net investment income (loss)
b
2 .45 4 .02 5 .00 1 .25 ( 1 .60 )
Net gain (loss) on investments (realized and unrealized) ( 15 .18 ) ( 5 .53 ) ( 27 .78 ) 8 .17 ( 24 .28 )
Total from investment operations ( 12 .73 ) ( 1 .51 ) ( 22 .78 ) 9 .42 ( 25 .88 )
Less distributions from:
Net investment income ( 3 .62 ) ( 7 .53 ) ( 3 .80 ) — —
Total distributions ( 3 .62 ) ( 7 .53 ) ( 3 .80 ) — —
Net asset value, end of period $ 89.49 $ 105.84 $ 114.88 $ 141.46 $ 132.04
Total Return ( 11 .87 ) % ( 0 .72 ) % ( 16 .36 ) % 7 .12% ( 16 .37 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 697 $ 682 $ 1,246 $ 1,600 $ 2,618
Ratios to average net assets:
Net investment income (loss) 2 .66% 3 .64% 3 .81% 0 .86% ( 1 .15 ) %
Total expenses
c
1 .76% 1 .76% 1 .75% 1 .78% 1 .66%
Net expenses
d
1 .63% 1 .63% 1 .64% 1 .74% 1 .64%
Portfolio turnover rate — — — — —
a
Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
Total return does not reflect the impact of any applicable sales charges.

S&P 500
®
PURE GROWTH FUND
March 31, 2026
280 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
TECHNOLOGY - 23 .9%
Sandisk Corp.*
1,853 $ 1,177,285
Monolithic Power Systems,
Inc.
605 661,477
KLA Corp.
413 608,105
Palantir Technologies,
Inc. — Class A*
3,700 541,236
Micron Technology, Inc.
1,475 498,314
NVIDIA Corp.
2,832 493,901
Lam Research Corp.
2,232 476,889
Crowdstrike Holdings,
Inc. — Class A*
1,165 454,828
Broadcom, Inc.
1,440 445,694
Lumentum Holdings, Inc.*
590 414,628
Advanced Micro Devices,
Inc.*
1,850 376,346
Applied Materials, Inc.
1,080 369,133
Datadog, Inc. — Class A*
2,376 280,487
Microsoft Corp.
551 203,964
Total Technology 7,002,287
INDUSTRIAL - 18 .5%
Comfort Systems USA, Inc.
686 945,987
Howmet Aerospace, Inc.
2,962 682,623
Vertiv Holdings Co. — Class A
2,523 632,213
Amphenol Corp. — Class A
4,690 592,581
GE Vernova, Inc.
600 523,740
EMCOR Group, Inc.
705 520,509
RTX Corp.
2,462 474,920
Coherent Corp.*
1,620 385,900
Caterpillar, Inc.
526 372,650
TransDigm Group, Inc.
244 282,786
Total Industrial 5,413,909
COMMUNICATIONS - 18 .4%
Ciena Corp.*
1,924 746,955
EchoStar Corp. — Class A*
5,623 658,285
Arista Networks, Inc.*
3,867 474,790
AppLovin Corp. — Class A*
995 396,010
Expedia Group, Inc.
1,697 391,820
Uber Technologies, Inc.*
5,181 372,669
Robinhood Markets,
Inc. — Class A*
5,208 360,914
Meta Platforms,
Inc. — Class A
627 358,726
Netflix, Inc.*
3,145 302,392
VeriSign, Inc.
1,206 299,522
DoorDash, Inc. — Class A*
1,830 274,774
Alphabet, Inc. — Class A
951 273,470
Booking Holdings, Inc.
57 239,988
Alphabet, Inc. — Class C
758 217,440
Total Communications 5,367,755
CONSUMER, CYCLICAL - 16 .4%
TKO Group Holdings, Inc.
2,860 576,719
Tapestry, Inc.
3,670 517,874
Wynn Resorts Ltd.
4,881 495,665
Carnival Corp.
18,203 471,094
Ralph Lauren Corp. — Class
A
1,333 458,539
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
CONSUMER, CYCLICAL - 16.4% (continued)
Royal Caribbean Cruises Ltd.
1,655 $ 455,423
Las Vegas Sands Corp.
8,203 441,978
Hilton Worldwide Holdings,
Inc.
1,320 401,386
Marriott International,
Inc. — Class A
1,116 365,010
Ulta Beauty, Inc.*
619 323,557
O'Reilly Automotive, Inc.*
3,024 279,145
Total Consumer, Cyclical 4,786,390
CONSUMER, NON-CYCLICAL - 12 .3%
HCA Healthcare, Inc.
1,161 549,432
Quanta Services, Inc.
972 533,647
Eli Lilly & Co.
554 509,553
Incyte Corp.*
5,369 505,330
IDEXX Laboratories, Inc.*
628 352,867
Monster Beverage Corp.*
4,651 337,012
Insulet Corp.*
1,580 331,547
Rollins, Inc.
4,491 239,864
Intuitive Surgical, Inc.*
484 223,119
Total Consumer, Non-cyclical 3,582,371
FINANCIAL - 5 .6%
Berkshire Hathaway,
Inc. — Class B*
1,557 746,114
Interactive Brokers Group,
Inc. — Class A
8,263 554,199
Welltower, Inc. REIT
1,718 339,666
Total Financial 1,639,979
BASIC MATERIALS - 1 .7%
Newmont Corp.
4,700 508,775
ENERGY - 1 .5%
First Solar, Inc.*
2,273 448,372
UTILITIES - 1 .3%
Vistra Corp.
2,457 369,361
Total Common Stocks
(Cost $22,536,696) 29,119,199
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 82,065 82,065
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 74,578 74,578
Total Repurchase Agreements
(Cost $156,643) 156,643
Total Investments - 100.1%
(Cost $22,693,339) $ 29,275,842
Other Assets & Liabilities, net - (0.1)% (23,078)
Total Net Assets - 100.0% $ 29,252,764

S&P 500
®
PURE GROWTH FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 281
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
*
Non-income producing security.
a
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 29,119,199 $ — $ — $ 29,119,199
Repurchase Agreements — 156,643 — 156,643
Total Assets $ 29,119,199 $ 156,643 $ — $ 29,275,842
– – – –

S&P 500
®
PURE GROWTH FUND
282 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $22,536,696) $ 29,119,199
Repurchase agreements, at value (cost $156,643) 156,643
Segregated cash due from broker 44,310
Receivables:
Dividends 7,604
Fund shares sold 4,807
Interest 20
Securities lending income 18
Total assets 29,332,601
LIABILITIES:
Payable for:
Investment advisory fees 17,925
Transfer agent fees 14,527
Registration fees 11,825
Distribution and service fees 6,998
Printing fees 6,285
Fund shares redeemed 5,455
Fund accounting 3,953
Trustees’ fees and expenses* 1,927
Other liabilities 10,942
Total liabilities
79,837
NET ASSETS $ 29,252,764
NET ASSETS CONSIST OF:
Paid-in capital $ 24,687,012
Total distributable earnings (loss) 4,565,752
Net assets $ 29,252,764
Class A:
Net assets $ 9,212,968
Capital shares outstanding 84,816
Net asset value per share $ 108 .62
Maximum offering price per share (Net asset value divided by 95.25%) $ 114 .04
Class C:
Net assets $ 939,924
Capital shares outstanding 10,714
Net asset value per share $ 87 .73
Class H:
Net assets $ 19,099,872
Capital shares outstanding 175,934
Net asset value per share $ 108 .56
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P 500
®
PURE GROWTH FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 283
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 201,097
Interest
9,941
Income from securities lending, net 65
Total investment income 211,103
EXPENSES:
Investment advisory fees 268,789
Distribution and service fees:
Class A 23,506
Class C 14,822
Class H 62,385
Transfer agent fees:
Class A 18,952
Class C 2,971
Class H 50,078
Registration and filing fees 37,793
Fund accounting fees 34,191
Administration fees 19,613
Professional fees 19,036
Trustees’ fees and expenses* 5,112
Custodian fees 4,838
Line of credit fees 5
Miscellaneous 17,644
Total expenses 579,735
Less:
Expenses reimbursed by Adviser (17,920)
Net expenses 561,815
Net investment loss (350,712)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 2,118,160
Net realized gain 2,118,160
Net change in unrealized appreciation (depreciation) on:
Investments 3,125,132
Net change in unrealized appreciation (depreciation) 3,125,132
Net realized and unrealized gain 5,243,292
Net increase in net assets resulting from operations $ 4,892,580
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P 500
®
PURE GROWTH FUND
284 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (350,712) $ (654,716)
Net realized gain on investments 2,118,160 19,682,649
Net change in unrealized appreciation (depreciation) on investments 3,125,132 (2,984,242)
Net increase in net assets resulting from operations 4,892,580 16,043,691
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (376,124) —
Class C (63,727) —
Class H (719,680) —
Total distributions to shareholders (1,159,531) —
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 1,501,580 2,026,656
Class C 434,208 568,333
Class H 340,262,187 718,963,766
Distributions reinvested
Class A 374,309 —
Class C 63,332 —
Class H 690,641 —
Cost of shares redeemed
Class A (2,557,311) (2,863,382)
Class C (1,380,651) (1,227,000)
Class H (337,877,072) (741,025,931)
Net increase (decrease) from capital share transactions 1,511,223 (23,557,558)
Net increase (decrease) in net assets 5,244,272 (7,513,867)
NET ASSETS:
Beginning of year 24,008,492 31,522,359
End of year $ 29,252,764 $ 24,008,492
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 13,421 20,269
Class C 4,804 7,019
Class H 3,157,881 7,217,940
Shares issued from reinvestment of distributions
Class A 3,429 —
Class C 717 —
Class H 6,329 —
Shares redeemed
Class A (23,849) (30,757)
Class C (15,376) (15,798)
Class H (3,136,233) (7,291,103)
Net increase (decrease) in shares 11,123 (92,430)

S&P 500
®
PURE GROWTH FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 285
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 93.55 $ 90.66 $ 74.81 $ 90.73 $ 84.03
Income (loss) from investment operations:
Net investment income (loss)
a
( 1 .04 ) ( 0 .86 ) ( 0 .15 ) ( 0 .05 ) ( 1 .11 )
Net gain (loss) on investments (realized and unrealized) 20 .59 3 .75 16 .00 ( 15 .87 ) 10 .27
Total from investment operations 19 .55 2 .89 15 .85 ( 15 .92 ) 9 .16
Less distributions from:
Net realized gains ( 4 .48 ) — — — ( 2 .46 )
Total distributions ( 4 .48 ) — — — ( 2 .46 )
Net asset value, end of period $ 108.62 $ 93.55 $ 90.66 $ 74.81 $ 90.73
Total Return
b
20 .86% 3 .19% 21 .19% ( 17 .55 ) % 10 .53%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 9,213 $ 8,590 $ 9,275 $ 7,799 $ 10,104
Ratios to average net assets:
Net investment income (loss) ( 0 .95 ) % ( 0 .90 ) % ( 0 .20 ) % ( 0 .06 ) % ( 1 .15 ) %
Total expenses 1 .59% 1 .59% 1 .59% 1 .55% 1 .51%
Net expenses
c
1 .54% 1 .54% 1 .55% 1 .55% 1 .51%
Portfolio turnover rate 1,178% 1,148% 649% 434% 727%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 76.83 $ 75.02 $ 62.37 $ 76.21 $ 71.42
Income (loss) from investment operations:
Net investment income (loss)
a
( 1 .52 ) ( 1 .30 ) ( 0 .58 ) ( 0 .55 ) ( 1 .55 )
Net gain (loss) on investments (realized and unrealized) 16 .90 3 .11 13 .23 ( 13 .29 ) 8 .80
Total from investment operations 15 .38 1 .81 12 .65 ( 13 .84 ) 7 .25
Less distributions from:
Net realized gains ( 4 .48 ) — — — ( 2 .46 )
Total distributions ( 4 .48 ) — — — ( 2 .46 )
Net asset value, end of period $ 87.73 $ 76.83 $ 75.02 $ 62.37 $ 76.21
Total Return
b
19 .97% 2 .41% 20 .28% ( 18 .16 ) % 9 .71%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 940 $ 1,580 $ 2,202 $ 3,097 $ 5,339
Ratios to average net assets:
Net investment income (loss) ( 1 .70 ) % ( 1 .66 ) % ( 0 .91 ) % ( 0 .85 ) % ( 1 .91 ) %
Total expenses 2 .34% 2 .34% 2 .34% 2 .30% 2 .26%
Net expenses
c
2 .29% 2 .29% 2 .30% 2 .30% 2 .26%
Portfolio turnover rate 1,178% 1,148% 649% 434% 727%

S&P 500
®
PURE GROWTH FUND
286 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 93.53 $ 90.65 $ 74.79 $ 90.70 $ 84.00
Income (loss) from investment operations:
Net investment income (loss)
a
( 1 .04 ) ( 0 .94 ) — ( 0 .02 ) ( 1 .19 )
Net gain (loss) on investments (realized and unrealized) 20 .55 3 .82 15 .86 ( 15 .89 ) 10 .35
Total from investment operations 19 .51 2 .88 15 .86 ( 15 .91 ) 9 .16
Less distributions from:
Net realized gains ( 4 .48 ) — — — ( 2 .46 )
Total distributions ( 4 .48 ) — — — ( 2 .46 )
Net asset value, end of period $ 108.56 $ 93.53 $ 90.65 $ 74.79 $ 90.70
Total Return 20 .84% 3 .18% 21 .21% ( 17 .54 ) % 10 .53%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 19,100 $ 13,839 $ 20,046 $ 23,313 $ 27,751
Ratios to average net assets:
Net investment income (loss) ( 0 .95 ) % ( 0 .95 ) % ( 0.00% )
*
( 0 .03 ) % ( 1 .21 ) %
Total expenses 1 .59% 1 .60% 1 .59% 1 .55% 1 .51%
Net expenses
c
1 .54% 1 .55% 1 .55% 1 .55% 1 .51%
Portfolio turnover rate 1,178% 1,148% 649% 434% 727%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
*
Less than 0.01%.

S&P 500
®
PURE VALUE FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 287
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
CONSUMER, NON-CYCLICAL - 29 .2%
Bunge Global S.A.
23,051 $ 2,932,087
Archer-Daniels-Midland Co.
32,398 2,355,011
Tyson Foods, Inc. — Class A
32,410 2,076,509
Cigna Group
6,763 1,804,030
CVS Health Corp.
23,183 1,665,003
Kroger Co.
21,785 1,576,363
Centene Corp.*
47,641 1,559,766
Elevance Health, Inc.
4,569 1,337,575
Conagra Brands, Inc.
82,154 1,291,461
Humana, Inc.
6,968 1,208,182
McKesson Corp.
1,320 1,142,275
Cardinal Health, Inc.
5,375 1,135,791
Viatris, Inc.
82,096 1,109,117
Kraft Heinz Co.
48,215 1,084,355
Global Payments, Inc.
15,368 1,034,266
Cencora, Inc.
3,129 982,944
Molson Coors Beverage
Co. — Class B
20,893 899,653
Baxter International, Inc.
44,013 739,418
Sysco Corp.
10,058 717,437
Hormel Foods Corp.
29,405 666,023
Henry Schein, Inc.*
8,547 629,914
UnitedHealth Group, Inc.
1,898 513,580
Universal Health Services,
Inc. — Class B
2,836 507,559
Pfizer, Inc.
16,387 460,147
The Campbell's Co.
20,566 458,005
Biogen, Inc.*
2,466 452,092
Block, Inc.*
6,796 408,983
Zimmer Biomet Holdings, Inc.
4,356 393,870
Keurig Dr Pepper, Inc.
14,304 376,624
Total Consumer, Non-cyclical 31,518,040
FINANCIAL - 18 .6%
Everest Group Ltd.
4,751 1,552,864
Alexandria Real Estate
Equities, Inc. REIT
23,558 1,093,562
Prudential Financial, Inc.
11,049 1,079,377
Franklin Resources, Inc.
43,319 1,023,195
Citigroup, Inc.
7,872 892,764
American International Group,
Inc.
11,586 871,847
Loews Corp.
8,143 869,184
Invesco Ltd.
34,062 827,366
Citizens Financial Group, Inc.
13,563 813,373
MetLife, Inc.
11,171 790,013
Truist Financial Corp.
16,026 736,715
Allstate Corp.
3,369 698,529
M&T Bank Corp.
3,293 680,729
Principal Financial Group, Inc.
7,275 655,550
Assurant, Inc.
2,881 627,511
Arch Capital Group Ltd.*
6,159 591,202
VICI Properties, Inc. REIT
21,230 580,004
KeyCorp
28,236 566,132
Huntington Bancshares, Inc.
34,373 537,937
Regions Financial Corp.
20,362 531,855
U.S. Bancorp
9,829 511,206
State Street Corp.
4,029 509,910
Chubb Ltd.
1,552 505,843
Travelers Companies, Inc.
1,622 473,105
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
FINANCIAL - 18.6% (continued)
PNC Financial Services
Group, Inc.
2,187 $ 455,093
Hartford Insurance Group,
Inc.
3,313 448,017
Fifth Third Bancorp
8,371 388,917
Bank of America Corp.
7,539 367,526
Capital One Financial Corp.
1,757 320,530
Total Financial 19,999,856
ENERGY - 11 .7%
Phillips 66
8,878 1,617,394
Valero Energy Corp.
6,157 1,521,271
APA Corp.
31,812 1,350,101
Marathon Petroleum Corp.
5,278 1,288,782
Occidental Petroleum Corp.
13,217 859,105
Diamondback Energy, Inc.
4,335 857,420
Devon Energy Corp.
16,507 830,632
Chevron Corp.
3,502 724,564
Halliburton Co.
17,935 699,286
ConocoPhillips
4,792 632,544
Coterra Energy, Inc.
17,850 627,249
Exxon Mobil Corp.
3,495 592,962
SLB Ltd.
9,899 508,710
ONEOK, Inc.
5,624 508,353
Total Energy 12,618,373
CONSUMER, CYCLICAL - 11 .4%
Ford Motor Co.
161,232 1,860,617
General Motors Co.
24,821 1,849,164
Target Corp.
14,280 1,730,736
Best Buy Co, Inc.
13,363 857,904
United Airlines Holdings, Inc.*
8,995 828,170
Delta Air Lines, Inc.
12,262 815,178
Dollar General Corp.
6,195 735,532
MGM Resorts International*
17,663 653,708
Southwest Airlines Co.
16,854 633,205
Lennar Corp. — Class A
6,744 585,649
Aptiv plc*
8,418 584,546
PulteGroup, Inc.
3,662 430,688
DR Horton, Inc.
2,885 395,880
Genuine Parts Co.
3,583 378,902
Total Consumer, Cyclical 12,339,879
BASIC MATERIALS - 10 .5%
Dow, Inc.
72,942 3,038,034
LyondellBasell Industries
N.V. — Class A
29,638 2,387,637
Mosaic Co.
82,736 2,109,768
DuPont de Nemours, Inc.
34,716 1,589,993
International Paper Co.
25,830 922,131
International Flavors &
Fragrances, Inc.
8,863 643,011
Nucor Corp.
3,390 573,249
Total Basic Materials 11,263,823
COMMUNICATIONS - 6 .2%
Comcast Corp. — Class A
47,747 1,370,816
Charter Communications,
Inc. — Class A*
5,986 1,292,258
Paramount Skydance
Corp. — Class B
a
99,596 898,356
Verizon Communications, Inc.
15,692 787,738
AT&T, Inc.
22,421 649,985

S&P 500
®
PURE VALUE FUND
March 31, 2026
288 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
COMMUNICATIONS - 6.2% (continued)
Omnicom Group, Inc.
6,659 $ 501,489
Warner Bros Discovery, Inc.*
14,243 391,113
Walt Disney Co.
3,742 360,654
News Corp. — Class A
11,681 291,207
News Corp. — Class B
3,904 111,303
Total Communications 6,654,919
INDUSTRIAL - 5 .8%
Smurfit Westrock plc
40,033 1,595,315
Stanley Black & Decker, Inc.
14,885 1,057,728
FedEx Corp.
2,432 866,230
Amcor plc
17,765 706,159
Textron, Inc.
6,511 570,103
Huntington Ingalls Industries,
Inc.
1,350 512,865
Ball Corp.
8,586 507,518
Builders FirstSource, Inc.*
4,747 390,821
Total Industrial 6,206,739
UTILITIES - 4 .2%
PG&E Corp.
55,702 978,684
Edison International
12,504 915,043
AES Corp.
44,111 621,524
Consolidated Edison, Inc.
4,892 553,677
Pinnacle West Capital Corp.
5,426 546,669
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
UTILITIES - 4.2% (continued)
Eversource Energy
6,839 $ 473,806
Exelon Corp.
9,411 461,327
Total Utilities 4,550,730
TECHNOLOGY - 2 .0%
Hewlett Packard Enterprise
Co.
40,542 965,305
HP, Inc.
32,991 633,757
Fiserv, Inc.*
10,622 592,708
Total Technology 2,191,770
Total Common Stocks
(Cost $104,097,470) 107,344,129
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .2%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 98,993 98,993
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 89,963 89,963
Total Repurchase Agreements
(Cost $188,956) 188,956
Total Investments - 99.8%
(Cost $104,286,426) $ 107,533,085
Other Assets & Liabilities, net - 0.2% 221,239
Total Net Assets - 100.0% $ 107,754,324
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 107,344,129 $ — $ — $ 107,344,129
Repurchase Agreements — 188,956 — 188,956
Total Assets $ 107,344,129 $ 188,956 $ — $ 107,533,085
– – – –

S&P 500
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 289
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $70,347 of securities loaned (cost $104,097,470) $ 107,344,129
Repurchase agreements, at value (cost $188,956) 188,956
Segregated cash due from broker 53,451
Receivables:
Fund shares sold 47,864,570
Dividends 41,254
Securities lending income 62
Interest 24
Total assets 155,492,446
LIABILITIES:
Payable for:
Investments purchased 47,570,573
Fund shares redeemed 110,410
Transfer agent fees 13,258
Investment advisory fees 10,238
Distribution and service fees 3,932
Fund accounting 2,528
Trustees’ fees and expenses* 1,877
Other liabilities 25,306
Total liabilities
47,738,122
NET ASSETS $ 107,754,324
NET ASSETS CONSIST OF:
Paid-in capital $ 129,205,953
Total distributable earnings (loss) (21,451,629)
Net assets $ 107,754,324
Class A:
Net assets $ 3,394,559
Capital shares outstanding 26,881
Net asset value per share $ 126 .28
Maximum offering price per share (Net asset value divided by 95.25%) $ 132 .58
Class C:
Net assets $ 446,637
Capital shares outstanding 4,463
Net asset value per share $ 100 .09
Class H:
Net assets $ 103,913,128
Capital shares outstanding 818,867
Net asset value per share $ 126 .90
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P 500
®
PURE VALUE FUND
290 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,997)
$ 699,533
Interest
7,891
Income from securities lending, net 103
Total investment income 707,527
EXPENSES:
Investment advisory fees 236,524
Distribution and service fees:
Class A 7,641
Class C 5,608
Class H 69,798
Transfer agent fees:
Class A 6,175
Class C 1,132
Class H 55,606
Registration and filing fees 32,842
Fund accounting fees 29,836
Administration fees 17,713
Professional fees 15,196
Custodian fees 4,459
Trustees’ fees and expenses* 4,242
Line of credit fees 177
Miscellaneous 16,148
Total expenses 503,097
Less:
Expenses reimbursed by Adviser (15,769)
Net expenses 487,328
Net investment income 220,199
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (4,270,303)
Net realized loss (4,270,303)
Net change in unrealized appreciation (depreciation) on:
Investments 1,484,927
Net change in unrealized appreciation (depreciation) 1,484,927
Net realized and unrealized loss (2,785,376)
Net decrease in net assets resulting from operations $ (2,565,177)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P 500
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 291
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 220,199 $ 200,516
Net realized loss on investments (4,270,303) (2,302,557)
Net change in unrealized appreciation (depreciation) on investments 1,484,927 (234,145)
Net decrease in net assets resulting from operations (2,565,177) (2,336,186)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (6,121) (29,793)
Class C (1,502) (9,570)
Class H (101,905) (92,347)
Total distributions to shareholders (109,528) (131,710)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 441,276 1,041,087
Class C 84,588 382,569
Class H 857,308,007 561,165,916
Distributions reinvested
Class A 5,983 29,230
Class C 1,460 9,195
Class H 100,241 85,957
Cost of shares redeemed
Class A (353,420) (1,357,816)
Class C (309,310) (803,076)
Class H (769,705,623) (545,625,391)
Net increase from capital share transactions 87,573,202 14,927,671
Net increase in net assets 84,898,497 12,459,775
NET ASSETS:
Beginning of year 22,855,827 10,396,052
End of year $ 107,754,324 $ 22,855,827
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 3,726 10,265
Class C 997 4,754
Class H 7,356,398 5,257,267
Shares issued from reinvestment of distributions
Class A 49 271
Class C 15 107
Class H 822 794
Shares redeemed
Class A (2,975) (13,435)
Class C (3,279) (9,853)
Class H (6,718,694) (55,140,084)
Net increase in shares 637,059 110,086

S&P 500
®
PURE VALUE FUND
292 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 107.46 $ 102.82 $ 88.84 $ 101.27 $ 89.23
Income (loss) from investment operations:
Net investment income (loss)
a
1 .32 1 .15 1 .03 1 .05 0 .89
Net gain (loss) on investments (realized and unrealized) 17 .74
b
4 .46 14 .67 ( 11 .35 ) 13 .43
Total from investment operations 19 .06 5 .61 15 .70 ( 10 .30 ) 14 .32
Less distributions from:
Net investment income ( 0 .24 ) ( 0 .97 ) ( 1 .72 ) ( 2 .13 ) ( 2 .28 )
Total distributions ( 0 .24 ) ( 0 .97 ) ( 1 .72 ) ( 2 .13 ) ( 2 .28 )
Net asset value, end of period $ 126.28 $ 107.46 $ 102.82 $ 88.84 $ 101.27
Total Return
c
17 .74% 5 .45% 17 .93% ( 10 .20 ) % 16 .26%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,395 $ 2,803 $ 2,980 $ 3,456 $ 3,600
Ratios to average net assets:
Net investment income (loss) 1 .15% 1 .12% 1 .14% 1 .11% 0 .94%
Total expenses 1 .59% 1 .59% 1 .59% 1 .55% 1 .51%
Net expenses
d
1 .54% 1 .54% 1 .55% 1 .55% 1 .51%
Portfolio turnover rate 2,128% 2,642% 1,099% 594% 823%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 85.85 $ 82.95 $ 72.52 $ 83.72 $ 74.69
Income (loss) from investment operations:
Net investment income (loss)
a
0 .32 0 .29 0 .27 0 .30 0 .14
Net gain (loss) on investments (realized and unrealized) 14 .16
b
3 .58 11 .88 ( 9 .37 ) 11 .17
Total from investment operations 14 .48 3 .87 12 .15 ( 9 .07 ) 11 .31
Less distributions from:
Net investment income ( 0 .24 ) ( 0 .97 ) ( 1 .72 ) ( 2 .13 ) ( 2 .28 )
Total distributions ( 0 .24 ) ( 0 .97 ) ( 1 .72 ) ( 2 .13 ) ( 2 .28 )
Net asset value, end of period $ 100.09 $ 85.85 $ 82.95 $ 72.52 $ 83.72
Total Return
c
16 .87% 4 .67% 17 .07% ( 10 .89 ) % 15 .40%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 447 $ 578 $ 972 $ 1,264 $ 1,484
Ratios to average net assets:
Net investment income (loss) 0 .36% 0 .35% 0 .37% 0 .39% 0 .17%
Total expenses 2 .34% 2 .34% 2 .34% 2 .30% 2 .26%
Net expenses
d
2 .29% 2 .29% 2 .31% 2 .30% 2 .26%
Portfolio turnover rate 2,128% 2,642% 1,099% 594% 823%

S&P 500
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 293
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 107.99 $ 103.33 $ 89.26 $ 101.75 $ 89.64
Income (loss) from investment operations:
Net investment income (loss)
a
0 .77 1 .04 0 .47 0 .98 0 .98
Net gain (loss) on investments (realized and unrealized) 18 .38
b
4 .59 15 .32 ( 11 .34 ) 13 .41
Total from investment operations 19 .15 5 .63 15 .79 ( 10 .36 ) 14 .39
Less distributions from:
Net investment income ( 0 .24 ) ( 0 .97 ) ( 1 .72 ) ( 2 .13 ) ( 2 .28 )
Total distributions ( 0 .24 ) ( 0 .97 ) ( 1 .72 ) ( 2 .13 ) ( 2 .28 )
Net asset value, end of period $ 126.90 $ 107.99 $ 103.33 $ 89.26 $ 101.75
Total Return 17 .74% 5 .44% 17 .95% ( 10 .22 ) % 16 .26%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 103,913 $ 19,475 $ 6,444 $ 12,723 $ 164,615
Ratios to average net assets:
Net investment income (loss) 0 .66% 0 .99% 0 .51% 1 .01% 1 .01%
Total expenses 1 .58% 1 .60% 1 .60% 1 .55% 1 .52%
Net expenses
d
1 .53% 1 .55% 1 .56% 1 .55% 1 .52%
Portfolio turnover rate 2,128% 2,642% 1,099% 594% 823%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

S&P MIDCAP 400
®
PURE GROWTH FUND
March 31, 2026
294 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
INDUSTRIAL - 31 .0%
Woodward, Inc.
7,512 $ 2,688,695
MasTec, Inc.*
8,076 2,598,372
Sterling Infrastructure, Inc.*
,a
5,732 2,334,472
Fabrinet*
4,215 2,198,207
Curtiss-Wright Corp.
3,041 2,071,286
ATI, Inc.*
13,553 1,971,419
Dycom Industries, Inc.*
5,598 1,896,714
TTM Technologies, Inc.*
18,125 1,765,737
Advanced Energy Industries,
Inc.
5,346 1,725,208
AeroVironment, Inc.*
9,139 1,672,894
Vicor Corp.*
10,216 1,644,776
BWX Technologies, Inc.
7,431 1,519,565
XPO, Inc.*
7,748 1,507,373
Chart Industries, Inc.*
6,538 1,351,732
Kratos Defense & Security
Solutions, Inc.*
18,813 1,326,505
nVent Electric plc
10,959 1,296,231
EnerSys
7,203 1,251,305
SPX Technologies, Inc.*
5,992 1,198,040
ITT, Inc.
5,466 1,041,437
Flex Ltd.*
15,648 1,024,318
RBC Bearings, Inc.*
1,740 945,029
Flowserve Corp.
11,809 868,080
Hexcel Corp.
10,689 865,061
Watts Water Technologies,
Inc. — Class A
2,904 843,002
Moog, Inc. — Class A
2,358 690,045
Tetra Tech, Inc.
21,223 639,237
TopBuild Corp.*
1,334 468,634
Total Industrial 39,403,374
CONSUMER, NON-CYCLICAL - 25 .8%
Arrowhead Pharmaceuticals,
Inc.*
43,845 2,749,082
Halozyme Therapeutics, Inc.*
37,304 2,410,958
United Therapeutics Corp.*
3,759 2,229,012
Medpace Holdings, Inc.*
4,600 2,208,874
Celsius Holdings, Inc.*
50,429 1,789,221
Ensign Group, Inc.
8,871 1,787,506
Exelixis, Inc.*
37,601 1,612,707
UL Solutions, Inc. — Class A
18,438 1,580,321
Neurocrine Biosciences, Inc.*
11,099 1,462,182
Penumbra, Inc.*
4,449 1,460,918
Tenet Healthcare Corp.*
7,637 1,441,178
Globus Medical, Inc. — Class
A*
16,297 1,404,150
Option Care Health, Inc.*
48,057 1,293,694
Elanco Animal Health, Inc.*
50,440 1,207,029
API Group Corp.*
29,257 1,185,494
Jazz Pharmaceuticals plc*
6,166 1,165,682
Coca-Cola Consolidated, Inc.
5,151 987,653
Valvoline, Inc.*
27,378 922,091
LivaNova plc*
12,029 764,563
HealthEquity, Inc.*
8,557 715,108
Encompass Health Corp.
7,268 703,034
Grand Canyon Education,
Inc.*
4,069 691,852
Sotera Health Co.*
43,678 626,343
Paylocity Holding Corp.*
4,504 486,612
Total Consumer, Non-cyclical 32,885,264
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
CONSUMER, CYCLICAL - 11 .1%
Five Below, Inc.*
11,136 $ 2,544,353
FirstCash Holdings, Inc.
10,528 1,979,264
Boyd Gaming Corp.
17,385 1,428,699
Somnigroup International, Inc.
16,091 1,189,447
Travel + Leisure Co.
16,831 1,164,537
Hilton Grand Vacations, Inc.*
27,163 1,062,616
Casey's General Stores, Inc.
1,370 997,168
RB Global, Inc.
10,275 984,859
Ollie's Bargain Outlet
Holdings, Inc.*
9,417 866,741
Planet Fitness, Inc. — Class
A*
10,255 762,767
Churchill Downs, Inc.
6,773 608,419
Wingstop, Inc.
3,488 540,535
Total Consumer, Cyclical 14,129,405
TECHNOLOGY - 10 .1%
Rambus, Inc.*
22,235 1,912,877
Twilio, Inc. — Class A*
11,783 1,482,537
CACI International,
Inc. — Class A*
2,461 1,338,464
MACOM Technology
Solutions Holdings, Inc.*
5,933 1,317,541
Everpure, Inc. — Class A*
18,442 1,088,816
Okta, Inc.*
9,954 783,479
Appfolio, Inc. — Class A*
4,699 741,596
Dropbox, Inc. — Class A*
30,943 703,025
SiTime Corp.*
1,889 652,366
Dynatrace, Inc.*
17,581 650,146
Pegasystems, Inc.
14,587 620,823
Guidewire Software, Inc.*
3,909 584,630
Doximity, Inc. — Class A*
22,264 518,751
ExlService Holdings, Inc.*
15,120 460,404
Total Technology 12,855,455
BASIC MATERIALS - 5 .7%
Carpenter Technology Corp.
6,385 2,516,648
Hecla Mining Co.
117,198 2,183,399
Royal Gold, Inc.
6,951 1,768,960
NewMarket Corp.
1,197 767,217
Total Basic Materials 7,236,224
ENERGY - 5 .6%
TechnipFMC plc
44,886 3,102,969
Valaris Ltd.*
31,622 3,100,221
Antero Midstream Corp.
37,198 848,114
Total Energy 7,051,304
FINANCIAL - 4 .4%
Sabra Health Care REIT, Inc.
a
71,695 1,378,695
Federated Hermes, Inc.
20,728 1,175,485
Affiliated Managers Group,
Inc.
3,271 905,085
CareTrust REIT, Inc.
21,826 799,923
Kinsale Capital Group, Inc.
2,065 705,528
First Industrial Realty Trust,
Inc. REIT
10,359 599,268
Total Financial 5,563,984
COMMUNICATIONS - 3 .5%
InterDigital, Inc.
8,421 2,543,142
Hims & Hers Health, Inc.*
51,738 1,074,081

S&P MIDCAP 400
®
PURE GROWTH FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 295
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
COMMUNICATIONS - 3.5% (continued)
New York Times Co. — Class
A
10,486 $ 877,993
Total Communications 4,495,216
UTILITIES - 2 .3%
Talen Energy Corp.*
6,132 1,957,518
Ormat Technologies, Inc.
9,005 1,007,840
Total Utilities 2,965,358
Total Common Stocks
(Cost $117,076,974) 126,585,584
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 0 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 226,117 $ 226,117
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 205,490 205,490
Total Repurchase Agreements
(Cost $431,607) 431,607
Total Investments - 99.8%
(Cost $117,508,581) $ 127,017,191
Other Assets & Liabilities, net - 0.2% 278,744
Total Net Assets - 100.0% $ 127,295,935
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 126,585,584 $ — $ — $ 126,585,584
Repurchase Agreements — 431,607 — 431,607
Total Assets $ 126,585,584 $ 431,607 $ — $ 127,017,191
– – – –

S&P MIDCAP 400
®
PURE GROWTH FUND
296 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $275,556 of securities loaned (cost $117,076,974) $ 126,585,584
Repurchase agreements, at value (cost $431,607) 431,607
Cash 9,255,687
Segregated cash due from broker 122,091
Receivables:
Investments sold 47,697,979
Fund shares sold 1,167,088
Dividends 23,549
Foreign tax reclaims 398
Securities lending income 58
Interest 56
Total assets 185,284,097
LIABILITIES:
Payable for:
Fund shares redeemed 48,639,686
Investments purchased 9,255,686
Investment advisory fees 22,079
Transfer agent fees 19,785
Distribution and service fees 8,001
Fund accounting 4,671
Trustees’ fees and expenses* 2,424
Other liabilities 35,830
Total liabilities
57,988,162
NET ASSETS $ 127,295,935
NET ASSETS CONSIST OF:
Paid-in capital $ 123,559,823
Total distributable earnings (loss) 3,736,112
Net assets $ 127,295,935
Class A:
Net assets $ 7,088,030
Capital shares outstanding 128,387
Net asset value per share $ 55 .21
Maximum offering price per share (Net asset value divided by 95.25%) $ 57 .96
Class C:
Net assets $ 157,774
Capital shares outstanding 3,965
Net asset value per share $ 39 .80
Class H:
Net assets $ 120,050,131
Capital shares outstanding 2,170,022
Net asset value per share $ 55 .32
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P MIDCAP 400
®
PURE GROWTH FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 297
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,464)
$ 288,070
Interest
9,760
Income from securities lending, net 659
Total investment income 298,489
EXPENSES:
Investment advisory fees 303,136
Distribution and service fees:
Class A 17,631
Class C 2,166
Class H 82,873
Transfer agent fees:
Class A 14,215
Class C 436
Class H 67,947
Registration and filing fees 40,278
Fund accounting fees 38,616
Administration fees 22,018
Professional fees 19,238
Trustees’ fees and expenses* 5,626
Custodian fees 5,615
Line of credit fees 49
Miscellaneous 22,596
Total expenses 642,440
Less:
Expenses reimbursed by Adviser (20,209)
Net expenses 622,231
Net investment loss (323,742)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (5,136,591)
Net realized loss (5,136,591)
Net change in unrealized appreciation (depreciation) on:
Investments 8,743,503
Net change in unrealized appreciation (depreciation) 8,743,503
Net realized and unrealized gain 3,606,912
Net increase in net assets resulting from operations $ 3,283,170
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P MIDCAP 400
®
PURE GROWTH FUND
298 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (323,742) $ (352,504)
Net realized gain (loss) on investments (5,136,591) 3,337,266
Net change in unrealized appreciation (depreciation) on investments 8,743,503 (12,716,976)
Net increase (decrease) in net assets resulting from operations 3,283,170 (9,732,214)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A — (1,061,081)
Class C — (46,264)
Class H — (3,118,586)
Total distributions to shareholders — (4,225,931)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 836,867 1,082,201
Class C 118,284 329,317
Class H 605,718,701 356,524,051
Distributions reinvested
Class A — 1,040,995
Class C — 43,313
Class H — 3,065,800
Cost of shares redeemed
Class A (1,682,956) (2,908,565)
Class C (180,542) (861,886)
Class H (505,924,314) (543,306,886)
Net increase (decrease) from capital share transactions 98,886,040 (184,991,660)
Net increase (decrease) in net assets 102,169,210 (198,949,805)
NET ASSETS:
Beginning of year 25,126,725 224,076,530
End of year $ 127,295,935 $ 25,126,725
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 16,247 19,284
Class C 3,172 7,826
Class H 11,099,107 6,217,548
Shares issued from reinvestment of distributions
Class A — 19,791
Class C — 1,131
Class H — 58,197
Shares redeemed
Class A (32,929) (53,108)
Class C (4,640) (20,333)
Class H (9,343,624) (9,459,708)
Net increase (decrease) in shares 1,737,333 (3,209,372)

S&P MIDCAP 400
®
PURE GROWTH FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 299
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 44.54 $ 59.38 $ 43.18 $ 53.47 $ 64.65
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .44 ) ( 0 .42 ) ( 0 .16 ) ( 0 .18 ) ( 0 .69 )
Net gain (loss) on investments (realized and unrealized) 11 .11 ( 6 .92 ) 16 .36 ( 5 .43 ) ( 3 .86 )
Total from investment operations 10 .67 ( 7 .34 ) 16 .20 ( 5 .61 ) ( 4 .55 )
Less distributions from:
Net investment income — ( 7 .50 ) — ( 4 .68 ) ( 6 .63 )
Total distributions — ( 7 .50 ) — ( 4 .68 ) ( 6 .63 )
Net asset value, end of period $ 55.21 $ 44.54 $ 59.38 $ 43.18 $ 53.47
Total Return
b
23 .96% ( 14 .29 ) % 37 .52% ( 10 .32 ) % ( 8 .07 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 7,088 $ 6,461 $ 9,447 $ 6,319 $ 7,895
Ratios to average net assets:
Net investment income (loss) ( 0 .86 ) % ( 0 .77 ) % ( 0 .34 ) % ( 0 .39 ) % ( 1 .09 ) %
Total expenses 1 .59% 1 .59% 1 .59% 1 .55% 1 .51%
Net expenses
c
1 .54% 1 .54% 1 .55% 1 .55% 1 .51%
Portfolio turnover rate 1,337% 716% 570% 372% 125%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 32.34 $ 45.47 $ 33.32 $ 42.78 $ 53.41
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .61 ) ( 0 .64 ) ( 0 .41 ) ( 0 .43 ) ( 0 .96 )
Net gain (loss) on investments (realized and unrealized) 8 .07 ( 4 .99 ) 12 .56 ( 4 .35 ) ( 3 .04 )
Total from investment operations 7 .46 ( 5 .63 ) 12 .15 ( 4 .78 ) ( 4 .00 )
Less distributions from:
Net investment income — ( 7 .50 ) — ( 4 .68 ) ( 6 .63 )
Total distributions — ( 7 .50 ) — ( 4 .68 ) ( 6 .63 )
Net asset value, end of period $ 39.80 $ 32.34 $ 45.47 $ 33.32 $ 42.78
Total Return
b
23 .07% ( 14 .91 ) % 36 .46% ( 11 .00 ) % ( 8 .76 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 158 $ 176 $ 764 $ 1,214 $ 2,023
Ratios to average net assets:
Net investment income (loss) ( 1 .63 ) % ( 1 .52 ) % ( 1 .15 ) % ( 1 .16 ) % ( 1 .85 ) %
Total expenses 2 .34% 2 .33% 2 .33% 2 .30% 2 .26%
Net expenses
c
2 .29% 2 .28% 2 .30% 2 .30% 2 .26%
Portfolio turnover rate 1,337% 716% 570% 372% 125%

S&P MIDCAP 400
®
PURE GROWTH FUND
300 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 44.60 $ 59.43 $ 43.24 $ 53.54 $ 64.74
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .41 ) ( 0 .45 ) ( 0 .13 ) ( 0 .17 ) ( 0 .70 )
Net gain (loss) on investments (realized and unrealized) 11 .13 ( 6 .88 ) 16 .32 ( 5 .45 ) ( 3 .87 )
Total from investment operations 10 .72 ( 7 .33 ) 16 .19 ( 5 .62 ) ( 4 .57 )
Less distributions from:
Net investment income — ( 7 .50 ) — ( 4 .68 ) ( 6 .63 )
Total distributions — ( 7 .50 ) — ( 4 .68 ) ( 6 .63 )
Net asset value, end of period $ 55.32 $ 44.60 $ 59.43 $ 43.24 $ 53.54
Total Return 24 .04% ( 14 .27 ) % 37 .44% ( 10 .32 ) % ( 8 .09 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 120,050 $ 18,490 $ 213,865 $ 20,247 $ 29,225
Ratios to average net assets:
Net investment income (loss) ( 0 .78 ) % ( 0 .80 ) % ( 0 .26 ) % ( 0 .36 ) % ( 1 .10 ) %
Total expenses 1 .59% 1 .57% 1 .57% 1 .55% 1 .51%
Net expenses
c
1 .54% 1 .52% 1 .53% 1 .55% 1 .51%
Portfolio turnover rate 1,337% 716% 570% 372% 125%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

S&P MIDCAP 400
®
PURE VALUE FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 301
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .3%
CONSUMER, CYCLICAL - 23 .8%
Lear Corp.
1,165 $ 141,058
PVH Corp.
1,538 107,291
Harley-Davidson, Inc.
4,604 93,093
Macy's, Inc.
5,042 91,210
Lithia Motors, Inc. — Class A
364 90,898
Penske Automotive Group,
Inc.
581 86,871
Alaska Air Group, Inc.*
2,120 77,974
AutoNation, Inc.*
385 75,175
Taylor Morrison Home Corp.*
1,254 73,033
BorgWarner, Inc.
1,154 62,616
Whirlpool Corp.
1,157 62,385
KB Home
1,191 61,634
Goodyear Tire & Rubber Co.*
8,538 56,607
Thor Industries, Inc.
649 51,849
Murphy USA, Inc.
98 48,409
Aramark
1,088 44,108
American Airlines Group, Inc.*
3,937 42,283
WESCO International, Inc.
148 40,496
Visteon Corp.
395 35,988
Columbia Sportswear Co.
623 34,147
BJ's Wholesale Club
Holdings, Inc.*
319 31,396
Gap, Inc.
1,294 31,315
Bath & Body Works, Inc.
1,353 25,260
Polaris, Inc.
460 25,070
Total Consumer, Cyclical 1,490,166
FINANCIAL - 20 .7%
Brighthouse Financial, Inc.*
2,086 124,910
Reinsurance Group of
America, Inc.
482 98,405
Park Hotels & Resorts, Inc.
REIT
8,607 90,632
Flagstar Bank North America
4,239 55,828
Valley National Bancorp
4,073 50,017
Unum Group
677 49,441
Voya Financial, Inc.
714 48,781
First American Financial Corp.
763 46,001
Bank OZK
963 44,192
Prosperity Bancshares, Inc.
641 43,062
FNB Corp.
2,571 42,987
Selective Insurance Group,
Inc.
561 42,294
Corebridge Financial, Inc.
1,749 41,731
CNO Financial Group, Inc.
1,002 41,142
Jones Lang LaSalle, Inc.*
130 39,562
United Bankshares, Inc.
953 39,473
Ally Financial, Inc.
987 38,720
Associated Banc-Corp
1,416 36,618
SouthState Bank Corp.
381 35,250
Webster Financial Corp.
498 34,571
Cousins Properties, Inc. REIT
1,404 31,688
Columbia Banking System,
Inc.
1,155 31,682
Zions Bancorp North America
547 31,518
Old National Bancorp
1,414 31,249
Pinnacle Financial Partners,
Inc.
324 27,909
Kilroy Realty Corp. REIT
a
957 26,997
Hancock Whitney Corp.
422 26,835
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
FINANCIAL - 20.7% (continued)
Starwood Property Trust, Inc.
REIT
1,491 $ 25,675
Jefferies Financial Group, Inc.
584 24,102
Total Financial 1,301,272
INDUSTRIAL - 20 .7%
Avnet, Inc.
3,061 188,619
Arrow Electronics, Inc.*
1,281 183,708
TD SYNNEX Corp.
711 119,953
Fluor Corp.*
2,062 96,192
Sonoco Products Co.
1,693 91,574
Greif, Inc. — Class A
1,102 73,911
Terex Corp.
1,228 72,575
Avient Corp.
1,741 63,198
GXO Logistics, Inc.*
1,200 62,220
Knight-Swift Transportation
Holdings, Inc.
1,062 61,150
CNH Industrial N.V.
5,490 60,390
Ryder System, Inc.
252 51,587
Silgan Holdings, Inc.
1,219 47,297
Graphic Packaging Holding
Co.
4,693 46,649
AGCO Corp.
348 40,323
UFP Industries, Inc.
414 38,138
Total Industrial 1,297,484
ENERGY - 13 .7%
PBF Energy, Inc. — Class A
4,395 209,290
HF Sinclair Corp.
2,419 150,921
Chord Energy Corp.
867 123,270
NOV, Inc.
5,617 105,656
Matador Resources Co.
1,220 77,079
Ovintiv, Inc.
1,214 72,063
Murphy Oil Corp.
a
1,583 65,299
Permian Resources
Corp. — Class A
2,656 56,626
Total Energy 860,204
CONSUMER, NON-CYCLICAL - 10 .1%
Albertsons Companies,
Inc. — Class A
4,968 84,655
Darling Ingredients, Inc.*
1,239 76,632
Performance Food Group
Co.*
828 70,927
Flowers Foods, Inc.
7,714 62,869
Coty, Inc. — Class A*
29,528 59,351
Pilgrim's Pride Corp.
1,484 56,036
US Foods Holding Corp.*
602 55,510
Post Holdings, Inc.*
541 53,483
Envista Holdings Corp.*
1,737 44,068
Ingredion, Inc.
342 38,530
Euronet Worldwide, Inc.*
430 28,539
Total Consumer, Non-cyclical 630,600
BASIC MATERIALS - 6 .9%
Olin Corp.
5,159 153,377
Westlake Corp.
a
896 104,671
Alcoa Corp.
904 59,962
Cleveland-Cliffs, Inc.*
7,055 59,615
Cabot Corp.
409 30,802
Commercial Metals Co.
414 25,432
Total Basic Materials 433,859

S&P MIDCAP 400
®
PURE VALUE FUND
March 31, 2026
302 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
TECHNOLOGY - 3 .4%
Concentrix Corp.
a
4,394 $ 120,220
Science Applications
International Corp.
473 44,897
Kyndryl Holdings, Inc.*
2,142 28,103
KBR, Inc.
613 22,595
Total Technology 215,815
Total Common Stocks
(Cost $5,299,152) 6,229,400
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 0 .7%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 23,406 $ 23,406
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 21,271 21,271
Total Repurchase Agreements
(Cost $44,677) 44,677
Total Investments - 100.0%
(Cost $5,343,829) $ 6,274,077
Other Assets & Liabilities, net - (0.0)% (1,168)
Total Net Assets - 100.0% $ 6,272,909
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 6,229,400 $ — $ — $ 6,229,400
Repurchase Agreements — 44,677 — 44,677
Total Assets $ 6,229,400 $ 44,677 $ — $ 6,274,077
– – – –

S&P MIDCAP 400
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 303
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $148,601 of securities loaned (cost $5,299,152) $ 6,229,400
Repurchase agreements, at value (cost $44,677) 44,677
Cash 109
Segregated cash due from broker 12,638
Receivables:
Dividends 7,148
Fund shares sold 1,826
Securities lending income 16
Interest 6
Total assets 6,295,820
LIABILITIES:
Payable for:
Registration fees 4,715
Transfer agent fees 4,676
Investment advisory fees 3,559
Printing fees 2,178
Professional fees 1,751
Distribution and service fees 1,348
Fund accounting 863
Fund shares redeemed 811
Trustees’ fees and expenses* 677
Other liabilities 2,333
Total liabilities
22,911
NET ASSETS $ 6,272,909
NET ASSETS CONSIST OF:
Paid-in capital $ 5,550,210
Total distributable earnings (loss) 722,699
Net assets $ 6,272,909
Class A:
Net assets $ 2,351,272
Capital shares outstanding 29,815
Net asset value per share $ 78 .86
Maximum offering price per share (Net asset value divided by 95.25%) $ 82 .79
Class C:
Net assets $ 123,195
Capital shares outstanding 1,980
Net asset value per share $ 62 .23
Class H:
Net assets $ 3,798,442
Capital shares outstanding 48,265
Net asset value per share $ 78 .70
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P MIDCAP 400
®
PURE VALUE FUND
304 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 308,114
Interest
2,977
Income from securities lending, net 244
Total investment income 311,335
EXPENSES:
Investment advisory fees 86,139
Distribution and service fees:
Class A 5,127
Class C 1,231
Class H 23,278
Transfer agent fees:
Class A 4,131
Class C 249
Class H 20,037
Registration and filing fees 11,541
Fund accounting fees 10,851
Administration fees 6,479
Professional fees 5,416
Trustees’ fees and expenses* 1,753
Custodian fees 1,592
Line of credit fees 118
Miscellaneous 5,943
Total expenses 183,885
Less:
Expenses reimbursed by Adviser (5,743)
Net expenses 178,142
Net investment income 133,193
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 1,325,503
Net realized gain 1,325,503
Net change in unrealized appreciation (depreciation) on:
Investments 372,800
Net change in unrealized appreciation (depreciation) 372,800
Net realized and unrealized gain 1,698,303
Net increase in net assets resulting from operations $ 1,831,496
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P MIDCAP 400
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 305
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 133,193 $ 23,032
Net realized gain (loss) on investments 1,325,503 (489,367)
Net change in unrealized appreciation (depreciation) on investments 372,800 (661,321)
Net increase (decrease) in net assets resulting from operations 1,831,496 (1,127,656)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (2,920) (148,965)
Class C (188) (24,013)
Class H (72,335) (510,807)
Total distributions to shareholders (75,443) (683,785)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 987,874 1,545,927
Class C 42,410 256,794
Class H 154,049,869 264,655,856
Distributions reinvested
Class A 2,916 148,338
Class C 188 20,887
Class H 72,196 504,414
Cost of shares redeemed
Class A (872,987) (1,194,037)
Class C (81,454) (420,920)
Class H (155,629,646) (264,107,166)
Net increase (decrease) from capital share transactions (1,428,634) 1,410,093
Net increase (decrease) in net assets 327,419 (401,348)
NET ASSETS:
Beginning of year 5,945,490 6,346,838
End of year $ 6,272,909 $ 5,945,490
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 12,167 20,661
Class C 651 4,173
Class H 2,012,652 3,438,555
Shares issued from reinvestment of distributions
Class A 37 1,946
Class C 3 344
Class H 923 6,627
Shares redeemed
Class A (11,383) (16,135)
Class C (1,408) (7,043)
Class H (2,020,737) (3,446,097)
Net increase (decrease) in shares (7,095) 3,031

S&P MIDCAP 400
®
PURE VALUE FUND
306 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 68.73 $ 76.40 $ 60.65 $ 70.65 $ 70.16
Income (loss) from investment operations:
Net investment income (loss)
a
0 .63 0 .35 0 .04 0 .49 0 .40
Net gain (loss) on investments (realized and unrealized) 9 .61 ( 3 .24 ) 16 .00 ( 1 .88 ) 4 .22
Total from investment operations 10 .24 ( 2 .89 ) 16 .04 ( 1 .39 ) 4 .62
Less distributions from:
Net investment income ( 0 .11 ) — ( 0 .29 ) ( 0 .08 ) ( 0 .86 )
Net realized gains — ( 4 .78 ) — ( 8 .53 ) ( 3 .27 )
Total distributions ( 0 .11 ) ( 4 .78 ) ( 0 .29 ) ( 8 .61 ) ( 4 .13 )
Net asset value, end of period $ 78.86 $ 68.73 $ 76.40 $ 60.65 $ 70.65
Total Return
b
14 .91% ( 4 .39 ) % 26 .51% ( 1 .32 ) % 6 .67%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,351 $ 1,993 $ 1,721 $ 2,241 $ 1,400
Ratios to average net assets:
Net investment income (loss) 0 .83% 0 .46% 0 .07% 0 .75% 0 .55%
Total expenses 1 .59% 1 .60% 1 .59% 1 .55% 1 .51%
Net expenses
c
1 .54% 1 .55% 1 .55% 1 .55% 1 .51%
Portfolio turnover rate 2,930% 3,996% 868% 1,064% 252%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 54.66 $ 62.15 $ 49.75 $ 60.04 $ 60.66
Income (loss) from investment operations:
Net investment income (loss)
a
0 .05 ( 0 .24 ) ( 0 .40 ) ( 0 .02 ) ( 0 .13 )
Net gain (loss) on investments (realized and unrealized) 7 .63 ( 2 .47 ) 13 .09 ( 1 .66 ) 3 .64
Total from investment operations 7 .68 ( 2 .71 ) 12 .69 ( 1 .68 ) 3 .51
Less distributions from:
Net investment income ( 0 .11 ) — ( 0 .29 ) ( 0 .08 ) ( 0 .86 )
Net realized gains — ( 4 .78 ) — ( 8 .53 ) ( 3 .27 )
Total distributions ( 0 .11 ) ( 4 .78 ) ( 0 .29 ) ( 8 .61 ) ( 4 .13 )
Net asset value, end of period $ 62.23 $ 54.66 $ 62.15 $ 49.75 $ 60.04
Total Return
b
14 .04% ( 5 .11 ) % 25 .58% ( 2 .06 ) % 5 .86%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 123 $ 149 $ 327 $ 1,768 $ 493
Ratios to average net assets:
Net investment income (loss) 0 .08% ( 0 .39 ) % ( 0 .77 ) % ( 0 .03 ) % ( 0 .21 ) %
Total expenses 2 .34% 2 .34% 2 .33% 2 .30% 2 .26%
Net expenses
c
2 .29% 2 .29% 2 .31% 2 .30% 2 .26%
Portfolio turnover rate 2,930% 3,996% 868% 1,064% 252%

S&P MIDCAP 400
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 307
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 68.62 $ 76.31 $ 60.56 $ 70.54 $ 70.05
Income (loss) from investment operations:
Net investment income (loss)
a
0 .96 0 .15 — 0 .49 0 .35
Net gain (loss) on investments (realized and unrealized) 9 .23 ( 3 .06 ) 16 .04 ( 1 .86 ) 4 .27
Total from investment operations 10 .19 ( 2 .91 ) 16 .04 ( 1 .37 ) 4 .62
Less distributions from:
Net investment income ( 0 .11 ) — ( 0 .29 ) ( 0 .08 ) ( 0 .86 )
Net realized gains — ( 4 .78 ) — ( 8 .53 ) ( 3 .27 )
Total distributions ( 0 .11 ) ( 4 .78 ) ( 0 .29 ) ( 8 .61 ) ( 4 .13 )
Net asset value, end of period $ 78.70 $ 68.62 $ 76.31 $ 60.56 $ 70.54
Total Return 14 .86% ( 4 .43 ) % 26 .57% ( 1 .30 ) % 6 .68%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,798 $ 3,803 $ 4,299 $ 7,749 $ 28,139
Ratios to average net assets:
Net investment income (loss) 1 .25% 0 .20% 0 .01% 0 .74% 0 .48%
Total expenses 1 .59% 1 .61% 1 .59% 1 .55% 1 .51%
Net expenses
c
1 .54% 1 .56% 1 .55% 1 .55% 1 .51%
Portfolio turnover rate 2,930% 3,996% 868% 1,064% 252%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

S&P SMALLCAP 600
®
PURE GROWTH FUND
March 31, 2026
308 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .1%
CONSUMER, NON-CYCLICAL - 28 .9%
Protagonist Therapeutics,
Inc.*
764 $ 80,526
Phibro Animal Health
Corp. — Class A
1,376 76,106
PTC Therapeutics, Inc.*
1,021 69,561
Laureate Education, Inc.*
1,673 58,287
ANI Pharmaceuticals, Inc.*
752 57,829
ACADIA Pharmaceuticals,
Inc.*
2,569 57,186
TransMedics Group, Inc.*
529 52,588
Chefs' Warehouse, Inc.*
834 49,581
Indivior Pharmaceuticals, Inc.*
1,591 48,494
Krystal Biotech, Inc.*
186 48,048
Progyny, Inc.*
2,729 46,338
Ligand Pharmaceuticals,
Inc. — Class B*
229 45,720
Catalyst Pharmaceuticals,
Inc.*
1,815 44,939
Collegium Pharmaceutical,
Inc.*
1,354 44,777
TG Therapeutics, Inc.*
1,305 43,352
Covista, Inc.*
376 43,334
Apellis Pharmaceuticals, Inc.*
1,040 41,839
BrightSpring Health Services,
Inc.*
969 41,289
Artivion, Inc.*
980 35,888
Vita Coco Company, Inc.*
738 35,358
Cal-Maine Foods, Inc.
a
423 33,480
Pediatrix Medical Group, Inc.*
1,540 32,941
Healthcare Services Group,
Inc.*
1,727 32,036
Sezzle, Inc.*
488 30,885
National HealthCare Corp.
192 30,662
Veracyte, Inc.*
827 26,638
Harmony Biosciences
Holdings, Inc.*
945 26,469
Alkermes plc*
747 26,414
Corcept Therapeutics, Inc.*
648 26,121
Privia Health Group, Inc.*
1,228 25,260
Pacira BioSciences, Inc.*
1,058 23,911
Tootsie Roll Industries, Inc.
489 20,890
UFP Technologies, Inc.*
106 20,522
EVERTEC, Inc.
694 19,585
Vital Farms, Inc.*
1,160 16,379
ADMA Biologics, Inc.*
1,668 15,029
Inspire Medical Systems, Inc.*
141 7,273
Ligand Pharmaceuticals,
Inc.*
,b
214 —
Total Consumer, Non-cyclical 1,435,535
INDUSTRIAL - 20 .7%
Argan, Inc.
150 81,697
Powell Industries, Inc.
141 76,292
Primoris Services Corp.
487 69,660
DXP Enterprises, Inc.*
491 68,607
OSI Systems, Inc.*
213 56,554
ESCO Technologies, Inc.
183 51,491
AAR Corp.*
467 51,118
National Presto Industries,
Inc.
362 49,616
MYR Group, Inc.*
174 49,124
International Seaways, Inc.
640 46,643
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
INDUSTRIAL - 20.7% (continued)
Everus Construction Group,
Inc.*
387 $ 45,689
Enviri Corp.*
2,176 42,693
AZZ, Inc.
330 41,293
Federal Signal Corp.
322 34,821
Sanmina Corp.*
239 30,984
Armstrong World Industries,
Inc.
171 28,181
Mirion Technologies, Inc.*
1,391 25,859
Mercury Systems, Inc.*
353 25,737
Proto Labs, Inc.*
434 24,747
Granite Construction, Inc.
198 23,736
Badger Meter, Inc.
126 19,196
JBT Marel Corp.
148 18,925
Zurn Elkay Water Solutions
Corp.
412 18,474
Brady Corp. — Class A
208 16,898
Standex International Corp.
66 16,821
Frontdoor, Inc.*
313 16,545
Total Industrial 1,031,401
FINANCIAL - 19 .7%
StoneX Group, Inc.*
826 66,617
ARMOUR Residential REIT,
Inc. REIT
3,885 64,802
Adamas Trust, Inc. REIT
8,786 64,665
SiriusPoint Ltd.*
2,885 62,143
Acadian Asset Management,
Inc.
1,139 61,984
EZCORP, Inc. — Class A*
2,366 60,049
Enova International, Inc.*
361 49,034
St. Joe Co.
745 46,786
Mercury General Corp.
529 46,631
Palomar Holdings, Inc.*
387 46,246
Ellington Financial, Inc. REIT
3,587 42,506
Curbline Properties Corp.
REIT
1,591 41,032
HCI Group, Inc.
261 40,353
PennyMac Mortgage
Investment Trust REIT
3,286 38,315
Axos Financial, Inc.*
430 36,589
Pathward Financial, Inc.
382 34,086
Bancorp, Inc.*
623 33,474
Virtu Financial, Inc. — Class A
709 31,182
WisdomTree, Inc.
1,920 27,955
PJT Partners, Inc. — Class A
158 22,076
NMI Holdings, Inc. — Class
A*
580 21,756
StepStone Group,
Inc. — Class A
451 21,522
Preferred Bank/Los Angeles
CA
204 18,501
Total Financial 978,304
TECHNOLOGY - 10 .2%
DigitalOcean Holdings, Inc.*
960 82,349
Clear Secure, Inc. — Class A
1,633 79,053
ACM Research, Inc. — Class
A*
1,764 69,413
Adeia, Inc.
2,622 63,007
Life360, Inc.*
1,373 56,046
CSG Systems International,
Inc.
492 39,330

S&P SMALLCAP 600
®
PURE GROWTH FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 309
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
TECHNOLOGY - 10.2% (continued)
FormFactor, Inc.*
333 $ 32,298
Waystar Holding Corp.*
829 19,987
Digi International, Inc.*
389 18,750
LiveRamp Holdings, Inc.*
702 18,617
PDF Solutions, Inc.*
517 16,911
Agilysys, Inc.*
154 10,956
Total Technology 506,717
COMMUNICATIONS - 8 .3%
Uniti Group, Inc.*
7,575 71,054
Sphere Entertainment Co.*
530 62,222
Viavi Solutions, Inc.*
1,454 48,389
Liquidity Services, Inc.*
1,445 44,174
Viasat, Inc.*
899 41,174
Calix, Inc.*
691 33,852
Lyft, Inc. — Class A*
2,241 29,805
Etsy, Inc.*
448 22,391
TripAdvisor, Inc.*
1,649 17,578
Upwork, Inc.*
1,362 14,928
Sprinklr, Inc. — Class A*
2,377 14,262
Gogo, Inc.*
3,525 14,170
Total Communications 413,999
CONSUMER, CYCLICAL - 8 .2%
PriceSmart, Inc.
284 42,742
OneSpaWorld Holdings Ltd.
1,745 40,048
Urban Outfitters, Inc.*
591 37,440
Brinker International, Inc.*
242 34,550
OPENLANE, Inc.*
1,157 33,726
Acushnet Holdings Corp.
313 29,259
VSE Corp.
150 27,660
National Vision Holdings, Inc.*
1,021 26,444
Boot Barn Holdings, Inc.*
180 26,345
XPEL, Inc.*
536 23,723
Installed Building Products,
Inc.
81 21,477
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
CONSUMER, CYCLICAL - 8.2% (continued)
Red Rock Resorts,
Inc. — Class A
367 $ 19,583
Monarch Casino & Resort,
Inc.
181 17,304
Dorman Products, Inc.*
127 13,254
Cavco Industries, Inc.*
27 13,076
Total Consumer, Cyclical 406,631
ENERGY - 2 .3%
Tidewater, Inc.*
772 64,501
Archrock, Inc.
1,074 37,375
Sunrun, Inc.*
1,142 15,485
Total Energy 117,361
UTILITIES - 0 .4%
Clearway Energy,
Inc. — Class C
347 13,634
Clearway Energy,
Inc. — Class A
141 5,523
Total Utilities 19,157
BASIC MATERIALS - 0 .4%
Sensient Technologies Corp.
209 18,066
Total Common Stocks
(Cost $3,979,383) 4,927,171
FACE
AMOUNT
REPURCHASE AGREEMENTS
c
- 0 .7%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 18,540 18,540
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 16,849 16,849
Total Repurchase Agreements
(Cost $35,389) 35,389
Total Investments - 99.8%
(Cost $4,014,772) $ 4,962,560
Other Assets & Liabilities, net - 0.2% 11,174
Total Net Assets - 100.0% $ 4,973,734
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Value determined based on Level 3 inputs — See Note 4 .
c
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P SMALLCAP 600
®
PURE GROWTH FUND
March 31, 2026
310 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 4,927,171 $ — $ —
a
$ 4,927,171
Repurchase Agreements — 35,389 — 35,389
Total Assets $ 4,927,171 $ 35,389 $ — $ 4,962,560
– – – –
a
Securities with a market value of $0.

S&P SMALLCAP 600
®
PURE GROWTH FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 311
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $25,091 of securities loaned (cost $3,979,383) $ 4,927,171
Repurchase agreements, at value (cost $35,389) 35,389
Segregated cash due from broker 10,011
Receivables:
Fund shares sold 23,006
Dividends 3,159
Securities lending income 7
Interest 5
Total assets 4,998,748
LIABILITIES:
Payable for:
Registration fees 5,484
Transfer agent fees 5,408
Investment advisory fees 3,504
Professional fees 2,431
Printing fees 1,984
Distribution and service fees 1,310
Fund shares redeemed 1,027
Fund accounting 758
Trustees’ fees and expenses* 712
Other liabilities 2,396
Total liabilities
25,014
NET ASSETS $ 4,973,734
NET ASSETS CONSIST OF:
Paid-in capital $ 5,834,796
Total distributable earnings (loss) (861,062)
Net assets $ 4,973,734
Class A:
Net assets $ 1,364,413
Capital shares outstanding 23,597
Net asset value per share $ 57 .82
Maximum offering price per share (Net asset value divided by 95.25%) $ 60 .70
Class C:
Net assets $ 91,166
Capital shares outstanding 2,100
Net asset value per share $ 43 .42
Class H:
Net assets $ 3,518,155
Capital shares outstanding 60,968
Net asset value per share $ 57 .70
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P SMALLCAP 600
®
PURE GROWTH FUND
312 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $4)
$ 100,761
Interest
2,346
Income from securities lending, net 47
Total investment income 103,154
EXPENSES:
Investment advisory fees 73,181
Distribution and service fees:
Class A 3,232
Class C 798
Class H 20,962
Transfer agent fees:
Class A 2,586
Class C 158
Class H 18,137
Registration and filing fees 9,829
Fund accounting fees 9,225
Administration fees 5,492
Professional fees 4,935
Custodian fees 1,383
Trustees’ fees and expenses* 1,329
Line of credit fees 37
Miscellaneous 4,679
Total expenses 155,963
Less:
Expenses reimbursed by Adviser (4,879)
Net expenses 151,084
Net investment loss (47,930)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 1,665,251
Net realized gain 1,665,251
Net change in unrealized appreciation (depreciation) on:
Investments 540,107
Net change in unrealized appreciation (depreciation) 540,107
Net realized and unrealized gain 2,205,358
Net increase in net assets resulting from operations $ 2,157,428
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P SMALLCAP 600
®
PURE GROWTH FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 313
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (47,930) $ (46,831)
Net realized gain (loss) on investments 1,665,251 (3,269,964)
Net change in unrealized appreciation (depreciation) on investments 540,107 (343,874)
Net increase (decrease) in net assets resulting from operations 2,157,428 (3,660,669)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A — (94,860)
Class C — (19,501)
Class H — (260,296)
Total distributions to shareholders — (374,657)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 564,050 1,392,943
Class C 90,346 408,424
Class H 96,960,944 350,976,377
Distributions reinvested
Class A — 91,158
Class C — 17,244
Class H — 253,278
Cost of shares redeemed
Class A (374,702) (1,393,245)
Class C (49,234) (663,558)
Class H (97,619,233) (347,849,282)
Net increase (decrease) from capital share transactions (427,829) 3,233,339
Net increase (decrease) in net assets 1,729,599 (801,987)
NET ASSETS:
Beginning of year 3,244,135 4,046,122
End of year $ 4,973,734 $ 3,244,135
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 10,519 25,198
Class C 2,207 9,233
Class H 1,713,223 6,447,990
Shares issued from reinvestment of distributions
Class A — 1,668
Class C — 416
Class H — 4,645
Shares redeemed
Class A (6,944) (25,912)
Class C (1,231) (16,043)
Class H (1,699,190) (6,453,879)
Net increase (decrease) in shares 18,584 (6,684)

S&P SMALLCAP 600
®
PURE GROWTH FUND
314 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 47.90 $ 55.36 $ 44.74 $ 53.16 $ 89.23
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .35 ) ( 0 .15 ) ( 0 .02 ) 0 .13 ( 0 .70 )
Net gain (loss) on investments (realized and unrealized) 10 .27 ( 1 .71 ) 10 .64 ( 8 .55 )
b
( 5 .41 )
Total from investment operations 9 .92 ( 1 .86 ) 10 .62 ( 8 .42 ) ( 6 .11 )
Less distributions from:
Net investment income — ( 0 .02 ) — — —
Net realized gains — ( 5 .58 ) — — ( 29 .96 )
Total distributions — ( 5 .60 ) — — ( 29 .96 )
Net asset value, end of period $ 57.82 $ 47.90 $ 55.36 $ 44.74 $ 53.16
Total Return
c
20 .71% ( 4 .62 ) % 23 .74% ( 15 .84 ) % ( 11 .08 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,364 $ 959 $ 1,056 $ 948 $ 1,406
Ratios to average net assets:
Net investment income (loss) ( 0 .64 ) % ( 0 .28 ) % ( 0 .05 ) % 0 .29% ( 0 .88 ) %
Total expenses 1 .58% 1 .60% 1 .59% 1 .55% 1 .51%
Net expenses
d
1 .53% 1 .55% 1 .55% 1 .55% 1 .51%
Portfolio turnover rate 1,133% 3,105% 942% 812% 707%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 36.23 $ 43.46 $ 35.39 $ 42.35 $ 77.59
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .57 ) ( 0 .41 ) ( 0 .31 ) ( 0 .20 ) ( 1 .17 )
Net gain (loss) on investments (realized and unrealized) 7 .76 ( 1 .22 ) 8 .38 ( 6 .76 )
b
( 4 .11 )
Total from investment operations 7 .19 ( 1 .63 ) 8 .07 ( 6 .96 ) ( 5 .28 )
Less distributions from:
Net investment income — ( 0 .02 ) — — —
Net realized gains — ( 5 .58 ) — — ( 29 .96 )
Total distributions — ( 5 .60 ) — — ( 29 .96 )
Net asset value, end of period $ 43.42 $ 36.23 $ 43.46 $ 35.39 $ 42.35
Total Return
c
19 .85% ( 5 .33 ) % 22 .80% ( 16 .43 ) % ( 11 .75 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 91 $ 41 $ 327 $ 278 $ 483
Ratios to average net assets:
Net investment income (loss) ( 1 .38 ) % ( 0 .96 ) % ( 0 .83 ) % ( 0 .54 ) % ( 1 .69 ) %
Total expenses 2 .33% 2 .34% 2 .34% 2 .30% 2 .26%
Net expenses
d
2 .28% 2 .29% 2 .30% 2 .30% 2 .26%
Portfolio turnover rate 1,133% 3,105% 942% 812% 707%

S&P SMALLCAP 600
®
PURE GROWTH FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 315
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 47.82 $ 55.29 $ 44.67 $ 53.15 $ 89.21
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .26 ) ( 0 .22 ) 0 .04 0 .02 ( 0 .81 )
Net gain (loss) on investments (realized and unrealized) 10 .14 ( 1 .65 ) 10 .58 ( 8 .50 )
b
( 5 .29 )
Total from investment operations 9 .88 ( 1 .87 ) 10 .62 ( 8 .48 ) ( 6 .10 )
Less distributions from:
Net investment income — ( 0 .02 ) — — —
Net realized gains — ( 5 .58 ) — — ( 29 .96 )
Total distributions — ( 5 .60 ) — — ( 29 .96 )
Net asset value, end of period $ 57.70 $ 47.82 $ 55.29 $ 44.67 $ 53.15
Total Return 20 .66% ( 4 .63 ) % 23 .77% ( 15 .95 ) % ( 11 .06 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,518 $ 2,244 $ 2,664 $ 3,401 $ 3,312
Ratios to average net assets:
Net investment income (loss) ( 0 .46 ) % ( 0 .39 ) % 0 .09% 0 .05% ( 0 .97 ) %
Total expenses 1 .59% 1 .61% 1 .57% 1 .55% 1 .51%
Net expenses
d
1 .54% 1 .56% 1 .55% 1 .55% 1 .51%
Portfolio turnover rate 1,133% 3,105% 942% 812% 707%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

S&P SMALLCAP 600
®
PURE VALUE FUND
March 31, 2026
316 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99 .3%
CONSUMER, CYCLICAL - 29 .8%
MarineMax, Inc.*
2,517 $ 68,110
CarMax, Inc.*
1,467 60,998
Newell Brands, Inc.
17,690 60,677
Marriott Vacations Worldwide
Corp.
850 55,352
G-III Apparel Group Ltd.
1,994 55,234
Adient plc*
2,622 52,991
MillerKnoll, Inc.
3,618 52,316
Century Communities, Inc.
865 49,634
Dauch Corp.*
8,369 49,628
Oxford Industries, Inc.
1,284 49,447
ScanSource, Inc.*
1,352 49,077
JetBlue Airways Corp.*
10,481 46,326
Cracker Barrel Old Country
Store, Inc.
a
1,645 46,241
Titan International, Inc.*
6,686 46,200
Winnebago Industries, Inc.
1,430 44,316
Tri Pointe Homes, Inc.*
904 42,244
Carter's, Inc.
1,174 41,982
Asbury Automotive Group,
Inc.*
213 41,622
Leggett & Platt, Inc.
4,067 40,182
Kohl's Corp.
3,044 39,267
Sonic Automotive,
Inc. — Class A
559 38,331
LGI Homes, Inc.*
945 37,356
Fox Factory Holding Corp.*
2,260 37,200
Caesars Entertainment, Inc.*
1,347 35,601
Under Armour, Inc. — Class
A*
5,931 35,052
Penn Entertainment, Inc.*
2,297 34,524
Group 1 Automotive, Inc.
100 33,063
Standard Motor Products, Inc.
932 32,378
Advance Auto Parts, Inc.
612 32,283
LKQ Corp.
1,056 31,015
Dream Finders Homes,
Inc. — Class A*
2,069 28,800
Sun Country Airlines
Holdings, Inc.*
1,682 27,787
Phinia, Inc.
367 25,117
Sally Beauty Holdings, Inc.*
1,755 24,307
Academy Sports & Outdoors,
Inc.
426 24,048
Central Garden & Pet
Co. — Class A*
708 22,953
Rush Enterprises,
Inc. — Class A
336 22,213
Meritage Homes Corp.
356 22,015
PC Connection, Inc.
374 21,864
Under Armour, Inc. — Class
C*
3,700 21,423
M/I Homes, Inc.*
155 18,980
Allegiant Travel Co.*
171 13,858
Ethan Allen Interiors, Inc.
550 12,243
La-Z-Boy, Inc.
331 10,638
Central Garden & Pet Co.*
111 4,081
Total Consumer, Cyclical 1,638,974
CONSUMER, NON-CYCLICAL - 21 .7%
Acadia Healthcare Company,
Inc.*
4,079 95,408
Edgewell Personal Care Co.
a
3,692 78,787
ManpowerGroup, Inc.
2,385 70,262
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
CONSUMER, NON-CYCLICAL - 21.7% (continued)
AdaptHealth Corp.*
5,570 $ 66,283
Andersons, Inc.
834 59,865
Fresh Del Monte Produce,
Inc.
1,451 58,417
Vestis Corp.*
7,323 57,559
United Natural Foods, Inc.*
1,235 55,649
Molina Healthcare, Inc.*
413 55,053
Select Medical Holdings Corp.
3,169 51,623
Universal Corp.
922 48,589
Quanex Building Products
Corp.
2,633 47,315
Deluxe Corp.
1,640 45,166
Perrigo Company plc
4,167 44,754
Upbound Group, Inc.
2,341 42,255
Astrana Health, Inc.*
1,648 40,409
AMN Healthcare Services,
Inc.*
2,039 37,395
ABM Industries, Inc.
949 36,555
Grocery Outlet Holding Corp.*
5,095 35,920
Organon & Co.
5,149 30,843
Monro, Inc.
1,886 30,251
PROG Holdings, Inc.
918 26,337
Matthews International
Corp. — Class A
741 19,133
Robert Half, Inc.
700 17,780
Insperity, Inc.
522 14,115
GEO Group, Inc.*
835 14,036
CoreCivic, Inc.*
692 13,086
Total Consumer, Non-cyclical 1,192,845
INDUSTRIAL - 13 .0%
Ichor Holdings Ltd.*
1,760 82,034
ArcBest Corp.
664 65,311
Greenbrier Companies, Inc.
1,070 56,336
World Kinect Corp.
1,936 44,664
Heartland Express, Inc.
3,508 36,483
Vishay Intertechnology, Inc.
1,971 35,478
RXO, Inc.*
2,402 35,117
Boise Cascade Co.
448 33,981
American Woodmark Corp.*
785 31,267
Werner Enterprises, Inc.
1,059 31,145
Mohawk Industries, Inc.*
314 30,916
Masterbrand, Inc.*
3,198 26,575
O-I Glass, Inc.*
2,455 25,802
Metallus, Inc.*
1,520 24,837
Benchmark Electronics, Inc.
374 20,966
Worthington Steel, Inc.
667 20,244
Marten Transport Ltd.
1,482 19,459
Matson, Inc.
110 18,033
Apogee Enterprises, Inc.
531 17,810
Schneider National,
Inc. — Class B
654 17,239
Hub Group, Inc. — Class A
473 17,047
Energizer Holdings, Inc.
677 11,116
Forward Air Corp.*
580 9,692
Total Industrial 711,552
FINANCIAL - 11 .4%
Kemper Corp.
1,680 51,341
Genworth Financial, Inc.*
6,198 50,328
Lincoln National Corp.
1,274 45,227

S&P SMALLCAP 600
®
PURE VALUE FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 317
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
FINANCIAL - 11.4% (continued)
Pebblebrook Hotel Trust REIT
2,612 $ 32,990
Jackson Financial,
Inc. — Class A
302 31,927
Rithm Capital Corp. REIT
3,183 30,175
Merchants Bancorp
656 28,149
Safehold, Inc. REIT
1,904 25,761
Employers Holdings, Inc.
620 25,507
Cushman & Wakefield Ltd.*
2,023 24,802
Hope Bancorp, Inc.
1,949 21,770
PRA Group, Inc.*
1,218 21,315
Bread Financial Holdings, Inc.
271 20,295
Apollo Commercial Real
Estate Finance, Inc. REIT
1,875 19,800
Arbor Realty Trust, Inc. REIT
2,505 19,313
Franklin BSP Realty Trust,
Inc. REIT
2,189 18,585
Easterly Government
Properties, Inc. REIT
838 17,958
Innovative Industrial
Properties, Inc. REIT
356 17,857
Encore Capital Group, Inc.*
242 16,969
Capitol Federal Financial, Inc.
2,238 15,957
Apple Hospitality REIT, Inc.
1,382 15,907
Hilltop Holdings, Inc.
417 14,937
First Financial Bancorp
513 14,302
Provident Financial Services,
Inc.
655 13,860
Navient Corp.
1,501 12,278
Stewart Information Services
Corp.
186 11,454
eXp World Holdings, Inc.
1,405 8,416
Total Financial 627,180
ENERGY - 9 .6%
Patterson-UTI Energy, Inc.
7,919 85,763
SM Energy Co.
2,229 69,500
Crescent Energy Co. — Class
A
4,841 65,354
Helix Energy Solutions Group,
Inc.*
5,637 55,750
Bristow Group, Inc.
734 34,417
Atlas Energy Solutions, Inc.
2,294 30,097
RPC, Inc.
4,118 29,155
Peabody Energy Corp.
820 27,019
Northern Oil & Gas, Inc.
869 25,401
Liberty Energy, Inc. — Class A
825 23,760
DNOW, Inc.*
1,777 21,164
Talos Energy, Inc.*
1,323 20,851
California Resources Corp.
284 19,658
Core Natural Resources, Inc.
170 17,804
Total Energy 525,693
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
BASIC MATERIALS - 5 .1%
Koppers Holdings, Inc.
1,806 $ 69,856
Stepan Co.
1,064 53,179
FMC Corp.
a
2,798 48,182
Kaiser Aluminum Corp.
206 24,825
Eastman Chemical Co.
304 23,201
Chemours Co.
1,042 22,955
Minerals Technologies, Inc.
271 19,219
Sylvamo Corp.
367 15,502
Total Basic Materials 276,919
COMMUNICATIONS - 4 .3%
Scholastic Corp.
1,514 59,137
Ziff Davis, Inc.*
,a
1,001 42,002
IAC, Inc.*
916 36,667
Versant Media Group, Inc.*
916 33,910
Shenandoah
Telecommunications Co.
1,945 29,992
Shutterstock, Inc.
1,114 18,504
Cable One, Inc.*
181 16,509
Total Communications 236,721
TECHNOLOGY - 3 .9%
DXC Technology Co.*
4,608 57,922
ASGN, Inc.*
1,125 43,549
Insight Enterprises, Inc.*
468 31,361
Alpha & Omega
Semiconductor Ltd.*
1,183 26,215
Corsair Gaming, Inc.*
4,422 24,542
Amentum Holdings, Inc.*
820 21,386
NCR Voyix Corp.*
1,669 10,565
Total Technology 215,540
UTILITIES - 0 .5%
Hawaiian Electric Industries,
Inc.*
1,755 26,044
Total Common Stocks
(Cost $4,788,046) 5,451,468
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .9%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 27,275 27,275
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 24,787 24,787
Total Repurchase Agreements
(Cost $52,062) 52,062
Total Investments - 100.2%
(Cost $4,840,108) $ 5,503,530
Other Assets & Liabilities, net - (0.2)% (10,886)
Total Net Assets - 100.0% $ 5,492,644
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company

S&P SMALLCAP 600
®
PURE VALUE FUND
March 31, 2026
318 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
See Sector Classification in Other Information section.
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 5,451,468 $ — $ — $ 5,451,468
Repurchase Agreements — 52,062 — 52,062
Total Assets $ 5,451,468 $ 52,062 $ — $ 5,503,530
– – – –

S&P SMALLCAP 600
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 319
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $161,348 of securities loaned (cost $4,788,046) $ 5,451,468
Repurchase agreements, at value (cost $52,062) 52,062
Segregated cash due from broker 14,727
Receivables:
Dividends 7,769
Fund shares sold 1,374
Securities lending income 73
Interest 7
Total assets 5,527,480
LIABILITIES:
Payable for:
Fund shares redeemed 13,830
Transfer agent fees 5,266
Investment advisory fees 4,225
Registration fees 3,021
Printing fees 2,109
Distribution and service fees 1,543
Fund accounting 1,456
Trustees’ fees and expenses* 632
Distributions to shareholders 3
Other liabilities 2,751
Total liabilities
34,836
NET ASSETS $ 5,492,644
NET ASSETS CONSIST OF:
Paid-in capital $ 34,241,237
Total distributable earnings (loss) (28,748,593)
Net assets $ 5,492,644
Class A:
Net assets $ 1,977,554
Capital shares outstanding 8,574
Net asset value per share $ 230 .65
Maximum offering price per share (Net asset value divided by 95.25%) $ 242 .15
Class C:
Net assets $ 50,077
Capital shares outstanding 268
Net asset value per share $ 187 .06
Class H:
Net assets $ 3,465,013
Capital shares outstanding 15,065
Net asset value per share $ 230 .01
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P SMALLCAP 600
®
PURE VALUE FUND
320 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 195,528
Interest
2,687
Income from securities lending, net 555
Total investment income 198,770
EXPENSES:
Investment advisory fees 82,168
Distribution and service fees:
Class A 3,526
Class C 147
Class H 23,826
Transfer agent fees:
Class A 2,847
Class C 29
Class H 18,350
Registration and filing fees 11,032
Fund accounting fees 10,517
Administration fees 5,877
Professional fees 4,822
Trustees’ fees and expenses* 1,527
Custodian fees 1,506
Line of credit fees 84
Miscellaneous 5,895
Total expenses 172,153
Less:
Expenses reimbursed by Adviser (5,478)
Net expenses 166,675
Net investment income 32,095
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (5,035,905)
Net realized loss (5,035,905)
Net change in unrealized appreciation (depreciation) on:
Investments 604,023
Net change in unrealized appreciation (depreciation) 604,023
Net realized and unrealized loss (4,431,882)
Net decrease in net assets resulting from operations $ (4,399,787)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P SMALLCAP 600
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 321
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 32,095 $ 6,359
Net realized loss on investments (5,035,905) (3,142,620)
Net change in unrealized appreciation (depreciation) on investments 604,023 (619,719)
Net decrease in net assets resulting from operations (4,399,787) (3,755,980)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (224) —
Class C (1) —
Class H (353) —
Total distributions to shareholders (578) —
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 553,611 1,509,737
Class C 66,346 430,296
Class H 296,879,378 230,533,406
Distributions reinvested
Class A 221 —
Class C 1 —
Class H 347 —
Cost of shares redeemed
Class A (114,288) (1,418,061)
Class C (24,983) (429,545)
Class H (290,931,516) (227,753,142)
Net increase from capital share transactions 6,429,117 2,872,691
Net increase (decrease) in net assets 2,028,752 (883,289)
NET ASSETS:
Beginning of year 3,463,892 4,347,181
End of year $ 5,492,644 $ 3,463,892
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 2,276 7,486
Class C 333 2,594
Class H 1,307,027 1,160,801
Shares issued from reinvestment of distributions
Class A 1 —
Class H 2 —
Shares redeemed
Class A (644) (6,953)
Class C (142) (2,677)
Class H (1,303,831) (1,164,114)
Net increase (decrease) in shares 5,022 (2,863)

S&P SMALLCAP 600
®
PURE VALUE FUND
322 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 183.88 $ 200.53 $ 170.77 $ 182.48 $ 167.98
Income (loss) from investment operations:
Net investment income (loss)
a
1 .43 0 .43 ( 0 .23 ) 0 .25 ( 0 .34 )
Net gain (loss) on investments (realized and unrealized) 45 .37
b
( 17 .08 ) 31 .89
b
( 11 .96 ) 14 .84
b
Total from investment operations 46 .80 ( 16 .65 ) 31 .66 ( 11 .71 ) 14 .50
Less distributions from:
Net investment income ( 0 .03 ) — ( 1 .90 ) — —
Total distributions ( 0 .03 ) — ( 1 .90 ) — —
Net asset value, end of period $ 230.65 $ 183.88 $ 200.53 $ 170.77 $ 182.48
Total Return
c
25 .45% ( 8 .30 ) % 18 .65% ( 6 .42 ) % 8 .63%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,978 $ 1,276 $ 1,285 $ 1,212 $ 4,732
Ratios to average net assets:
Net investment income (loss) 0 .68% 0 .22% ( 0 .13 ) % 0 .15% ( 0 .19 ) %
Total expenses 1 .58% 1 .60% 1 .59% 1 .55% 1 .51%
Net expenses
d
1 .53% 1 .55% 1 .56% 1 .55% 1 .51%
Portfolio turnover rate 3,783% 1,587% 1,058% 1,520% 892%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 150.26 $ 165.10 $ 141.95 $ 152.84 $ 141.75
Income (loss) from investment operations:
Net investment income (loss)
a
0 .05 ( 0 .95 ) ( 1 .46 ) ( 0 .85 ) ( 1 .65 )
Net gain (loss) on investments (realized and unrealized) 36 .78
b
( 13 .89 ) 26 .51
b
( 10 .04 ) 12 .74
b
Total from investment operations 36 .83 ( 14 .84 ) 25 .05 ( 10 .89 ) 11 .09
Less distributions from:
Net investment income ( 0 .03 ) — ( 1 .90 ) — —
Total distributions ( 0 .03 ) — ( 1 .90 ) — —
Net asset value, end of period $ 187.06 $ 150.26 $ 165.10 $ 141.95 $ 152.84
Total Return
c
24 .51% ( 8 .99 ) % 17 .76% ( 7 .13 ) % 7 .82%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 50 $ 12 $ 26 $ 80 $ 140
Ratios to average net assets:
Net investment income (loss) 0 .03% ( 0 .59 ) % ( 0 .98 ) % ( 0 .60 ) % ( 1 .11 ) %
Total expenses 2 .32% 2 .35% 2 .35% 2 .29% 2 .26%
Net expenses
d
2 .26% 2 .30% 2 .32% 2 .29% 2 .26%
Portfolio turnover rate 3,783% 1,587% 1,058% 1,520% 892%

S&P SMALLCAP 600
®
PURE VALUE FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 323
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 183.37 $ 199.98 $ 170.34 $ 182.04 $ 167.56
Income (loss) from investment operations:
Net investment income (loss)
a
0 .52 0 .05 ( 0 .16 ) 0 .49 ( 0 .53 )
Net gain (loss) on investments (realized and unrealized) 46 .15
b
( 16 .66 ) 31 .71
b
( 12 .19 ) 15 .01
b
Total from investment operations 46 .67 ( 16 .61 ) 31 .55 ( 11 .70 ) 14 .48
Less distributions from:
Net investment income ( 0 .03 ) — ( 1 .91 ) — —
Total distributions ( 0 .03 ) — ( 1 .91 ) — —
Net asset value, end of period $ 230.01 $ 183.37 $ 199.98 $ 170.34 $ 182.04
Total Return 25 .45% ( 8 .31 ) % 18 .63% ( 6 .43 ) % 8 .64%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,465 $ 2,176 $ 3,036 $ 7,449 $ 18,001
Ratios to average net assets:
Net investment income (loss) 0 .24% 0 .02% ( 0 .09 ) % 0 .29% ( 0 .29 ) %
Total expenses 1 .57% 1 .60% 1 .59% 1 .55% 1 .51%
Net expenses
d
1 .52% 1 .55% 1 .56% 1 .55% 1 .51%
Portfolio turnover rate 3,783% 1,587% 1,058% 1,520% 892%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

March 31, 2026
324 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 66 .8%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 94,139 $ 94,139
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 85,551 85,551
Total Repurchase Agreements
(Cost $179,690) 179,690
Total Investments - 66.8%
(Cost $179,690) $ 179,690
Other Assets & Liabilities, net - 33.2% 89,214
Total Net Assets - 100.0% $ 268,904
a
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 10 Year Note Futures Contracts 1 Jun 2026 $ 110,984 $ (2,267)
– –
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
a
Barclays Bank
plc ICE
CDX.EM.45.
V1 1.00% Quarterly 6/20/31
$ 200,000
$ (8,366) $ (8,069) $ (297)
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Credit Index Swap Agreements
Goldman Sachs
International
Invesco Emerging
Markets
Sovereign Debt
ETF Pay
4.39% (Federal
Funds Rate +
0.75%) At Maturity 01/07/27 4,830 $ 100,947 $ (654)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 325
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
CDX.EM.45.V1 — Credit Default Swap Emerging Markets Series 45 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 179,690 $ — $ 179,690
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
a
$ 2,267 $ — $ — $ 2,267
Credit Default Swap Agreements
a
— 297 — 297
Credit Index Swap Agreements
a
— 654 — 654
Total Liabilities $ 2,267 $ 951 $ — $ 3,218
a
Reported as unrealized appreciation/depreciation at period end.

326 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS BOND STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Repurchase agreements, at value (cost $179,690) $ 179,690
Segregated cash due from broker 90,143
Receivables:
Variation margin on credit default swap agreements 1,090
Variation margin on futures contracts 171
Interest 23
Total assets 271,117
LIABILITIES:
Unrealized depreciation on OTC swap agreements 654
Payable for:
Registration fees 402
Transfer agent fees 296
Investment advisory fees 203
Professional fees 171
Printing fees 156
Distribution and service fees 89
Trustees’ fees and expenses* 52
Fund accounting 47
Other liabilities 143
Total liabilities
2,213
NET ASSETS $ 268,904
NET ASSETS CONSIST OF:
Paid-in capital $ 842,193
Total distributable earnings (loss) (573,289)
Net assets $ 268,904
Class A:
Net assets $ 52,695
Capital shares outstanding 900
Net asset value per share $ 58 .54
Maximum offering price per share (Net asset value divided by 95.25%) $ 61 .46
Class C:
Net assets $ 25,131
Capital shares outstanding 491
Net asset value per share $ 51 .21
Class H:
Net assets $ 191,078
Capital shares outstanding 3,284
Net asset value per share $ 58 .18
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 327
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS BOND STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Interest
$ 29,823
Total investment income 29,823
EXPENSES:
Investment advisory fees 6,485
Distribution and service fees:
Class A 121
Class C 333
Class H 1,960
Transfer agent fees:
Class A 98
Class C 67
Class H 1,643
Fund accounting fees 1,248
Registration and filing fees 873
Administration fees 498
Professional fees 408
Custodian fees 132
Trustees’ fees and expenses* 125
Miscellaneous 450
Total expenses 14,441
Less:
Expenses reimbursed by Adviser (431)
Total waived/reimbursed expenses (431)
Net expenses 14,010
Net investment income 15,813
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Swap agreements 38,501
Futures contracts (6,850)
Net realized gain 31,651
Net change in unrealized appreciation (depreciation) on:
Swap agreements 118
Futures contracts (3,409)
Net change in unrealized appreciation (depreciation) (3,291)
Net realized and unrealized gain 28,360
Net increase in net assets resulting from operations $ 44,173
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

328 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS BOND STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 15,813 $ 16,841
Net realized gain on investments 31,651 6,985
Net change in unrealized appreciation (depreciation) on investments (3,291) (833)
Net increase in net assets resulting from operations 44,173 22,993
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (836) (2,668)
Class C (808) (1,568)
Class H (25,537) (32,719)
Total distributions to shareholders (27,181) (36,955)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 79,483 12,525
Class C 96,522 26,540
Class H 2,343,506 3,140,505
Distributions reinvested
Class A 836 2,668
Class C 808 960
Class H 25,537 31,822
Cost of shares redeemed
Class A (65,783) (47,694)
Class C (83,297) (25,369)
Class H (2,534,765) (3,337,267)
Capital contribution from administrator
Class H — 186
Net decrease from capital share transactions (137,153) (195,124)
Net decrease in net assets (120,161) (209,086)
NET ASSETS:
Beginning of year 389,065 598,151
End of year $ 268,904 $ 389,065
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 1,365 207
Class C 1,888 488
Class H 39,962 54,137
Shares issued from reinvestment of distributions
Class A 14 48
Class C 16 19
Class H 431 573
Shares redeemed
Class A (1,121) (846)
Class C (1,613) (490)
Class H (43,251) (57,591)
Net decrease in shares (2,309) (3,455)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 329
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 56.20 $ 57.69 $ 58.60 $ 62.44 $ 70.11
Income (loss) from investment operations:
Net investment income (loss)
a
1 .11 1 .67 1 .79 0 .60 ( 1 .07 )
Net gain (loss) on investments (realized and unrealized) 2 .29 0 .82 3 .08 ( 4 .44 ) ( 6 .60 )
Total from investment operations 3 .40 2 .49 4 .87 ( 3 .84 ) ( 7 .67 )
Less distributions from:
Net investment income ( 1 .06 ) ( 3 .98 ) ( 5 .78 ) — —
Total distributions ( 1 .06 ) ( 3 .98 ) ( 5 .78 ) — —
Net asset value, end of period $ 58.54 $ 56.20 $ 57.69 $ 58.60 $ 62.44
Total Return
b
6 .03% 4 .38% 8 .63% ( 6 .15 ) % ( 10 .98 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 53 $ 36 $ 71 $ 266 $ 46
Ratios to average net assets:
Net investment income (loss) 1 .89% 2 .91% 3 .07% 1 .06% ( 1 .54 ) %
Total expenses 1 .64% 1 .66% 1 .64% 1 .61% 1 .57%
Net expenses
c
1 .59% 1 .61% 1 .62% 1 .61% 1 .57%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 49.65 $ 51.80 $ 53.59 $ 57.52 $ 65.07
Income (loss) from investment operations:
Net investment income (loss)
a
0 .56 1 .09 1 .35 ( 0 .04 ) ( 1 .47 )
Net gain (loss) on investments (realized and unrealized) 2 .06 0 .74 2 .64 ( 3 .89 ) ( 6 .08 )
Total from investment operations 2 .62 1 .83 3 .99 ( 3 .93 ) ( 7 .55 )
Less distributions from:
Net investment income ( 1 .06 ) ( 3 .98 ) ( 5 .78 ) — —
Total distributions ( 1 .06 ) ( 3 .98 ) ( 5 .78 ) — —
Net asset value, end of period $ 51.21 $ 49.65 $ 51.80 $ 53.59 $ 57.52
Total Return
b
5 .24% 3 .58% 7 .81% ( 6 .83 ) % ( 11 .62 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 25 $ 10 $ 9 $ 22 $ 63
Ratios to average net assets:
Net investment income (loss) 1 .07% 2 .10% 2 .53% ( 0 .07 ) % ( 2 .28 ) %
Total expenses 2 .38% 2 .41% 2 .37% 2 .35% 2 .31%
Net expenses
c
2 .33% 2 .37% 2 .34% 2 .35% 2 .31%
Portfolio turnover rate — — — — —

330 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 55.85 $ 57.36 $ 58.30 $ 62.03 $ 69.64
Income (loss) from investment operations:
Net investment income (loss)
a
1 .09 1 .67 1 .65 0 .40 ( 1 .07 )
Net gain (loss) on investments (realized and unrealized) 2 .30 0 .78 3 .19 ( 4 .13 ) ( 6 .54 )
Total from investment operations 3 .39 2 .45 4 .84 ( 3 .73 ) ( 7 .61 )
Less distributions from:
Net investment income ( 1 .06 ) ( 3 .98 ) ( 5 .78 ) — —
Total distributions ( 1 .06 ) ( 3 .98 ) ( 5 .78 ) — —
Capital contribution from administrator — 0.02 — — —
Net asset value, end of period $ 58.18 $ 55.85 $ 57.36 $ 58.30 $ 62.03
Total Return 6 .03% 4 .39%
d
8 .62% ( 6 .01 ) % ( 10 .93 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 191 $ 343 $ 518 $ 389 $ 494
Ratios to average net assets:
Net investment income (loss) 1 .86% 2 .93% 2 .85% 0 .70% ( 1 .52 ) %
Total expenses 1 .64% 1 .65% 1 .64% 1 .61% 1 .56%
Net expenses
c
1 .59% 1 .60% 1 .62% 1 .61% 1 .56%
Portfolio turnover rate — — — — —
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
d
On May 17, 2024, the Fund’s administrator made a capital contribution to the Fund’s Class H shares, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2025 was 0.04% for Class H.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 331
SEE NOTES TO FINANCIAL STATEMENTS.
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 0 .9%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
51,284 $ 515,409
Guggenheim Strategy Fund II
a
20,287 501,911
Total Mutual Funds
(Cost $1,011,485) 1,017,320
FACE
AMOUNT
U.S. GOVERNMENT SECURITIES - 94 .0%
U.S. Treasury Bonds
4.75% due 02/15/56 $ 110,700,000 107,984,391
Total U.S. Government Securities
(Cost $108,830,609) 107,984,391
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 2 .9%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 1,729,153 $ 1,729,153
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 1,571,415 1,571,415
Total Repurchase Agreements
(Cost $3,300,568) 3,300,568
Total Investments - 97.8%
(Cost $113,142,662) $ 112,302,279
Other Assets & Liabilities, net - 2.2% 2,472,279
Total Net Assets - 100.0% $ 114,774,558
a
Affiliated issuer.
b
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Interest Rate Futures Contracts Purchased
U.S. Treasury Ultra Long Bond Futures Contracts 260 Jun 2026 $ 30,216,875 $ (304,054)
$ (304,054)
– –
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 1,017,320 $ — $ — $ 1,017,320
U.S. Government Securities — 107,984,391 — 107,984,391
Repurchase Agreements — 3,300,568 — 3,300,568
Total Assets $ 1,017,320 $ 111,284,959 $ — $ 112,302,279
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
a
$ 304,054 $ — $ — $ 304,054
a
Reported as unrealized appreciation/depreciation at period end.

March 31, 2026
332 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 514,383 $ — $ — $ — $ 1,026 $ 515,409 51,284 $ 22,420
Guggenheim Strategy
Fund II 504,345 — — — (2,434) 501,911 20,287 25,937
$ 1,018,728 $ — $ — $ — $ (1,408) $ 1,017,320 $ 48,357

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 333
SEE NOTES TO FINANCIAL STATEMENTS.
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $108,830,609) $ 107,984,391
Investments in affiliated issuers, at value (cost $1,011,485) 1,017,320
Repurchase agreements, at value (cost $3,300,568) 3,300,568
Segregated cash due from broker 2,298,450
Receivables:
Investments sold 1,471,357
Interest 658,064
Fund shares sold 546,763
Total assets 117,276,913
LIABILITIES:
Payable for:
Fund shares redeemed 2,385,404
Investment advisory fees 32,978
Variation margin on futures contracts 32,746
Transfer agent fees 15,416
Fund accounting 9,553
Distributions to shareholders 1,052
Trustees’ fees and expenses* 1,006
Distribution and service fees 867
Other liabilities 23,333
Total liabilities
2,502,355
NET ASSETS $ 114,774,558
NET ASSETS CONSIST OF:
Paid-in capital $ 185,938,660
Total distributable earnings (loss) (71,164,102)
Net assets $ 114,774,558
Investor Class:
Net assets $ 113,788,885
Capital shares outstanding 1,137,697
Net asset value per share $ 100 .02
Class A:
Net assets $ 119,279
Capital shares outstanding 1,181
Net asset value per share $ 101 .01
Maximum offering price per share (Net asset value divided by 95.25%) $ 106 .05
Class C:
Net assets $ 274,610
Capital shares outstanding 2,689
Net asset value per share $ 102 .12
Class H:
Net assets $ 591,784
Capital shares outstanding 5,845
Net asset value per share $ 101 .25
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

334 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of affiliated issuers $ 48,357
Interest from securities of unaffiliated issuers
1,093,695
Other income 1,848
Total investment income 1,143,900
EXPENSES:
Investment advisory fees 120,850
Distribution and service fees:
Class A 473
Class C 2,494
Class H 6,432
Transfer agent fees:
Investor Class 36,290
Class A 324
Class C 421
Class H 4,568
Registration and filing fees 25,209
Fund accounting fees 24,871
Professional fees 12,474
Administration fees 9,937
Custodian fees 3,906
Trustees’ fees and expenses* 2,619
Line of credit fees 60
Miscellaneous 11,674
Total expenses 262,602
Less:
Expenses reimbursed by Adviser (12,085)
Expenses waived by Adviser (1,290)
Total waived/reimbursed expenses (13,375)
Net expenses 249,227
Net investment income 894,673
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 477,111
Futures contracts 2,483
Net realized gain 479,594
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (2,089,973)
Investments in affiliated issuers (1,408)
Futures contracts (779,576)
Net change in unrealized appreciation (depreciation) (2,870,957)
Net realized and unrealized loss (2,391,363)
Net decrease in net assets resulting from operations $ (1,496,690)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 335
SEE NOTES TO FINANCIAL STATEMENTS.
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 894,673 $ 861,346
Net realized gain (loss) on investments 479,594 (2,447,235)
Net change in unrealized appreciation (depreciation) on investments (2,870,957) 1,427,425
Net decrease in net assets resulting from operations (1,496,690) (158,464)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (793,332) (760,182)
Class A (6,596) (21,908)
Class C (6,820) (5,915)
Class H (90,091) (73,297)
Total distributions to shareholders (896,839) (861,302)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 493,589,452 468,874,976
Class A 101,002 2,164,865
Class C 90,737 683,093
Class H 63,952,980 70,012,097
Distributions reinvested
Investor Class 780,833 745,393
Class A 6,036 21,311
Class C 6,820 5,471
Class H 89,923 72,782
Cost of shares redeemed
Investor Class (459,672,453) (401,536,533)
Class A (257,428) (2,135,465)
Class C (57,538) (531,025)
Class H (65,233,123) (69,409,817)
Net increase from capital share transactions 33,397,241 68,967,148
Net increase in net assets 31,003,712 67,947,382
NET ASSETS:
Beginning of year 83,770,846 15,823,464
End of year $ 114,774,558 $ 83,770,846
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 4,818,427 4,300,980
*
Class A 968 18,658
*
Class C 847 5,924
*
Class H 621,675 642,834
*
Shares issued from reinvestment of distributions
Investor Class 7,655 6,797
*
Class A 58 190
*
Class C 65 49
*
Class H 871 665
*
Shares redeemed
Investor Class (4,450,777) (3,671,393)
*
Class A (2,523) (18,978)
*
Class C (563) (4,664)
*
Class H (631,621) (637,022)
*
Net increase in shares 365,082 644,040
*
* Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

336 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 107.04 $ 114.30 $ 133.97 $ 184.71 $ 189.64
Income (loss) from investment operations:
Net investment income (loss)
b
3 .82 3 .90 4 .00 3 .20 1 .95
Net gain (loss) on investments (realized and unrealized) ( 7 .01 ) ( 7 .24 ) ( 19 .67 ) ( 50 .54 ) ( 4 .98 )
Total from investment operations ( 3 .19 ) ( 3 .34 ) ( 15 .67 ) ( 47 .34 ) ( 3 .03 )
Less distributions from:
Net investment income ( 3 .83 ) ( 3 .92 ) ( 4 .00 ) ( 3 .40 ) ( 1 .90 )
Total distributions ( 3 .83 ) ( 3 .92 ) ( 4 .00 ) ( 3 .40 ) ( 1 .90 )
Net asset value, end of period $ 100.02 $ 107.04 $ 114.30 $ 133.97 $ 184.71
Total Return ( 3 .02 ) % ( 2 .94 ) % ( 11 .71 ) % ( 25 .66 ) % ( 1 .71 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 113,789 $ 81,609 $ 14,403 $ 17,260 $ 11,904
Ratios to average net assets:
Net investment income (loss) 3 .74% 3 .54% 3 .42% 2 .15% 0 .95%
Total expenses
c
1 .04% 1 .05% 1 .05% 1 .01% 0 .96%
Net expenses
d
0 .99% 1 .00% 1 .00% 0 .99% 0 .95%
Portfolio turnover rate 1,438% 1,616% 1,573% 2,562% 2,153%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 108.07 $ 115.37 $ 135.34 $ 186.69 $ 191.72
Income (loss) from investment operations:
Net investment income (loss)
b
3 .60 3 .66 3 .65 3 .10 1 .40
Net gain (loss) on investments (realized and unrealized) ( 7 .06 ) ( 7 .30 ) ( 19 .87 ) ( 51 .40 ) ( 5 .03 )
Total from investment operations ( 3 .46 ) ( 3 .64 ) ( 16 .22 ) ( 48 .30 ) ( 3 .63 )
Less distributions from:
Net investment income ( 3 .60 ) ( 3 .66 ) ( 3 .75 ) ( 3 .05 ) ( 1 .40 )
Total distributions ( 3 .60 ) ( 3 .66 ) ( 3 .75 ) ( 3 .05 ) ( 1 .40 )
Net asset value, end of period $ 101.01 $ 108.07 $ 115.37 $ 135.34 $ 186.69
Total Return
e
( 3 .23 ) % ( 3 .14 ) % ( 12 .04 ) % ( 25 .88 ) % ( 1 .96 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 119 $ 289 $ 324 $ 2,648 $ 2,231
Ratios to average net assets:
Net investment income (loss) 3 .48% 3 .23% 2 .93% 2 .18% 0 .66%
Total expenses
c
1 .31% 1 .30% 1 .29% 1 .25% 1 .21%
Net expenses
d
1 .25% 1 .24% 1 .26% 1 .24% 1 .19%
Portfolio turnover rate 1,438% 1,616% 1,573% 2,562% 2,153%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 337
SEE NOTES TO FINANCIAL STATEMENTS.
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 109.25 $ 116.66 $ 134.62 $ 183.07 $ 188.15
Income (loss) from investment operations:
Net investment income (loss)
b
2 .85 2 .84 2 .85 2 .00 ( 0 .25 )
Net gain (loss) on investments (realized and unrealized) ( 7 .12 ) ( 7 .38 ) ( 19 .86 ) ( 50 .45 ) ( 4 .83 )
Total from investment operations ( 4 .27 ) ( 4 .54 ) ( 17 .01 ) ( 48 .45 ) ( 5 .08 )
Less distributions from:
Net investment income ( 2 .86 ) ( 2 .87 ) ( 0 .95 ) — —
Total distributions ( 2 .86 ) ( 2 .87 ) ( 0 .95 ) — —
Net asset value, end of period $ 102.12 $ 109.25 $ 116.66 $ 134.62 $ 183.07
Total Return
e
( 3 .93 ) % ( 3 .89 ) % ( 12 .67 ) % ( 26 .47 ) % ( 2 .71 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 275 $ 256 $ 120 $ 384 $ 149
Ratios to average net assets:
Net investment income (loss) 2 .73% 2 .51% 2 .36% 1 .41% ( 0 .12 ) %
Total expenses
c
2 .05% 2 .06% 2 .05% 2 .01% 1 .96%
Net expenses
d
1 .99% 2 .00% 2 .00% 1 .99% 1 .94%
Portfolio turnover rate 1,438% 1,616% 1,573% 2,562% 2,153%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 108.37 $ 115.69 $ 135.49 $ 186.86 $ 191.89
Income (loss) from investment operations:
Net investment income (loss)
b
3 .60 3 .64 3 .65 3 .00 1 .40
Net gain (loss) on investments (realized and unrealized) ( 7 .11 ) ( 7 .29 ) ( 19 .70 ) ( 51 .32 ) ( 5 .03 )
Total from investment operations ( 3 .51 ) ( 3 .65 ) ( 16 .05 ) ( 48 .32 ) ( 3 .63 )
Less distributions from:
Net investment income ( 3 .61 ) ( 3 .67 ) ( 3 .75 ) ( 3 .05 ) ( 1 .40 )
Total distributions ( 3 .61 ) ( 3 .67 ) ( 3 .75 ) ( 3 .05 ) ( 1 .40 )
Net asset value, end of period $ 101.25 $ 108.37 $ 115.69 $ 135.49 $ 186.86
Total Return ( 3 .25 ) % ( 3 .18 ) % ( 11 .87 ) % ( 25 .87 ) % ( 1 .95 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 592 $ 1,617 $ 977 $ 24,223 $ 49,287
Ratios to average net assets:
Net investment income (loss) 3 .50% 3 .31% 2 .87% 2 .05% 0 .69%
Total expenses
c
1 .33% 1 .31% 1 .28% 1 .25% 1 .21%
Net expenses
d
1 .27% 1 .25% 1 .26% 1 .24% 1 .19%
Portfolio turnover rate 1,438% 1,616% 1,573% 2,562% 2,153%
a
Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
338 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 38 .1%
Guggenheim Strategy Fund II
a
137,556 $ 3,403,128
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
326,794 3,284,282
Total Mutual Funds
(Cost $6,642,019) 6,687,410
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 101 .0%
Individual Repurchase Agreements - 65 .9%
Barclays Capital, Inc. issued
03/31/26 at 3.40% due
04/01/26 (secured by a
U.S.Treasury Bond, at a
rate of 3.40% and maturing
02/15/2056 as collateral, with
a value of $6,737,500)
to be repurchased at
$6,738,136 $ 6,737,500 6,737,500
Mizuho Securities USA LLC
issued 03/31/26 at 3.45%
due 04/01/26 (secured by
a U.S.Treasury Bond, at a
rate of 4.75% and maturing
02/15/2056 as collateral, with
a value of $4,816,904)
to be repurchased at
$4,817,366 4,816,904 4,816,904
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 101.0% (continued)
Joint Repurchase Agreements - 35 .1%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 3,218,091 $ 3,218,091
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 2,924,529 2,924,529
Total Repurchase Agreements
(Cost $17,697,024) 17,697,024
Total Investments - 139.1%
(Cost $24,339,043) $ 24,384,434
U.S. GOVERNMENT SECURITIES SOLD SHORT - ( 82 .4 ) %
U.S. Treasury Bonds
4.75% due 02/15/56 (14,800,000) (14,436,938)
A A A
Total U.S. Government Securities Sold Short
(Proceeds $14,770,203) (14,436,938)
Other Assets & Liabilities, net - 43.3% 7,577,523
Total Net Assets - 100.0% $ 17,525,019
a
Affiliated issuer.
b
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Interest Rate Futures Contracts Sold Short
U.S. Treasury Ultra Long Bond Futures Contracts 27 Jun 2026 $ 3,137,906 $ 103,150
– –
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 339
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 6,687,410 $ — $ — $ 6,687,410
Repurchase Agreements — 17,697,024 — 17,697,024
Interest Rate Futures Contracts
a
103,150 — — 103,150
Total Assets $ 6,790,560 $ 17,697,024 $ — $ 24,487,584
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
U.S. Government Securities Sold Short $ — $ 14,436,938 $ — $ 14,436,938
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 3,419,634 $ — $ — $ — $ (16,506) $ 3,403,128 137,556 $ 175,863
Guggenheim Ultra
Short Duration Fund —
Institutional Class 3,277,747 — — — 6,535 3,284,282 326,794 142,866
$ 6,697,381 $ — $ — $ — $ (9,971) $ 6,687,410 $ 318,729

340 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in affiliated issuers, at value (cost $6,642,019) $ 6,687,410
Repurchase agreements, at value (cost $17,697,024) 17,697,024
Segregated cash due from broker 1,850,896
Receivables:
Fund shares sold 3,336,786
Investments sold 2,746,533
Interest 28,132
Variation margin on futures contracts 3,129
Total assets 32,349,910
LIABILITIES:
Due to custodian 138,050
Securities sold short, at value (proceeds $14,770,203) 14,436,938
Payable for:
Fund shares redeemed 132,763
Interest on short sales 87,389
Investment advisory fees 8,387
Transfer agent fees 5,879
Fund accounting 1,759
Distribution and service fees 1,196
Trustees’ fees and expenses* 786
Other liabilities 11,744
Total liabilities
14,824,891
NET ASSETS $ 17,525,019
NET ASSETS CONSIST OF:
Paid-in capital $ 252,804,302
Total distributable earnings (loss) (235,279,283)
Net assets $ 17,525,019
Investor Class:
Net assets $ 12,983,782
Capital shares outstanding 66,396
Net asset value per share $ 195 .55
Class A:
Net assets $ 2,134,661
Capital shares outstanding 11,681
Net asset value per share $ 182 .75
Maximum offering price per share (Net asset value divided by 95.25%) $ 191 .86
Class C:
Net assets $ 317,374
Capital shares outstanding 2,172
Net asset value per share $ 146 .12
Class H:
Net assets $ 2,089,202
Capital shares outstanding 11,374
Net asset value per share $ 183 .68
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 341
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of affiliated issuers $ 318,729
Interest from securities of unaffiliated issuers
867,374
Total investment income 1,186,103
EXPENSES:
Investment advisory fees 145,362
Distribution and service fees:
Class A 5,783
Class C 4,377
Class H 7,835
Transfer agent fees:
Investor Class 20,977
Class A 4,700
Class C 885
Class H 6,360
Interest expense 591,722
Fund accounting fees 15,403
Administration fees 8,850
Professional fees 8,290
Trustees’ fees and expenses* 2,294
Custodian fees 2,249
Miscellaneous 25,207
Total expenses 850,294
Less:
Expenses reimbursed by Adviser (16,151)
Expenses waived by Adviser (8,221)
Total waived/reimbursed expenses (24,372)
Net expenses 825,922
Net investment income 360,181
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 1,525
Investments in unaffiliated issuers sold short (6,345)
Futures contracts 145,220
Net realized gain 140,400
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (33)
Investments in affiliated issuers (9,971)
Investments in unaffiliated issuers sold short 443,135
Futures contracts 73,342
Net change in unrealized appreciation (depreciation) 506,473
Net realized and unrealized gain 646,873
Net increase in net assets resulting from operations $ 1,007,054
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

342 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 360,181 $ 677,926
Net realized gain on investments 140,400 80,942
Net change in unrealized appreciation (depreciation) on investments 506,473 282,010
Net increase in net assets resulting from operations 1,007,054 1,040,878
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class (393,467) (679,462)
Class A (99,495) (209,796)
Class C (24,437) (46,981)
Class H (160,527) (228,988)
Total distributions to shareholders (677,926) (1,165,227)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Investor Class 78,573,615 93,688,545
Class A 350,730 1,199,372
Class C 3,431 75,313
Class H 4,757,657 5,762,410
Distributions reinvested
Investor Class 374,846 649,543
Class A 93,630 188,189
Class C 24,437 46,981
Class H 160,276 228,318
Cost of shares redeemed
Investor Class (76,384,946) (97,187,867)
Class A (874,279) (1,709,139)
Class C (188,733) (215,257)
Class H (6,006,770) (5,608,246)
Net increase (decrease) from capital share transactions 883,894 (2,881,838)
Net increase (decrease) in net assets 1,213,022 (3,006,187)
NET ASSETS:
Beginning of year 16,311,997 19,318,184
End of year $ 17,525,019 $ 16,311,997
CAPITAL SHARE ACTIVITY:
Shares sold
Investor Class 397,688 472,974
Class A 1,886 6,419
Class C 23 493
Class H 25,732 30,333
Shares issued from reinvestment of distributions
Investor Class 1,945 3,423
Class A 520 1,055
Class C 169 322
Class H 885 1,273
Shares redeemed
Investor Class (386,202) (491,543)
Class A (4,681) (9,232)
Class C (1,281) (1,382)
Class H (32,597) (29,390)
Net increase (decrease) in shares 4,087 (15,255)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 343
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Investor Class
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 191.99 $ 192.41 $ 166.83 $ 133.30 $ 139.52
Income (loss) from investment operations:
Net investment income (loss)
a
4 .65 7 .65 8 .64 ( 0 .15 ) ( 3 .89 )
Net gain (loss) on investments (realized and unrealized) 7 .49 7 .22 19 .22 33 .68 ( 2 .33 )
Total from investment operations 12 .14 14 .87 27 .86 33 .53 ( 6 .22 )
Less distributions from:
Net investment income ( 8 .58 ) ( 15 .29 ) ( 2 .28 ) — —
Total distributions ( 8 .58 ) ( 15 .29 ) ( 2 .28 ) — —
Net asset value, end of period $ 195.55 $ 191.99 $ 192.41 $ 166.83 $ 133.30
Total Return 6 .40% 7 .82% 16 .72% 25 .15% ( 4 .46 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 12,984 $ 10,169 $ 13,105 $ 29,663 $ 78,436
Ratios to average net assets:
Net investment income (loss) 2 .35% 3 .87% 4 .62% ( 0 .09 ) % ( 3 .02 ) %
Total expenses
b
5 .16% 5 .10% 4 .75% 4 .32% 3 .31%
Net expenses
c
5 .01% 4 .95% 4 .63% 4 .28% 3 .29%
Portfolio turnover rate 561% 643% 662% 1,076% 2,058%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses related to short sales 1 .34% 1 .33% 1 .37% 1 .40% 1 .39%
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 180.41 $ 182.11 $ 158.40 $ 126.88 $ 133.13
Income (loss) from investment operations:
Net investment income (loss)
a
3 .87 6 .88 7 .77 0 .56 ( 3 .77 )
Net gain (loss) on investments (realized and unrealized) 7 .05 6 .71 18 .22 30 .96 ( 2 .48 )
Total from investment operations 10 .92 13 .59 25 .99 31 .52 ( 6 .25 )
Less distributions from:
Net investment income ( 8 .58 ) ( 15 .29 ) ( 2 .28 ) — —
Total distributions ( 8 .58 ) ( 15 .29 ) ( 2 .28 ) — —
Net asset value, end of period $ 182.75 $ 180.41 $ 182.11 $ 158.40 $ 126.88
Total Return
d
6 .12% 7 .56% 16 .42% 24 .84% ( 4 .69 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,135 $ 2,518 $ 2,862 $ 3,677 $ 4,385
Ratios to average net assets:
Net investment income (loss) 2 .09% 3 .69% 4 .40% 0 .37% ( 3 .11 ) %
Total expenses
b
5 .40% 5 .34% 5 .01% 4 .61% 3 .47%
Net expenses
c
5 .25% 5 .18% 4 .88% 4 .56% 3 .45%
Portfolio turnover rate 561% 643% 662% 1,076% 2,058%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses related to short sales 1 .59% 1 .58% 1 .61% 1 .64% 1 .63%

344 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 146.97 $ 152.14 $ 133.62 $ 107.86 $ 114.03
Income (loss) from investment operations:
Net investment income (loss)
a
2 .03 4 .57 5 .42 ( 1 .03 ) ( 4 .01 )
Net gain (loss) on investments (realized and unrealized) 5 .70 5 .55 15 .38 26 .79 ( 2 .16 )
Total from investment operations 7 .73 10 .12 20 .80 25 .76 ( 6 .17 )
Less distributions from:
Net investment income ( 8 .58 ) ( 15 .29 ) ( 2 .28 ) — —
Total distributions ( 8 .58 ) ( 15 .29 ) ( 2 .28 ) — —
Net asset value, end of period $ 146.12 $ 146.97 $ 152.14 $ 133.62 $ 107.86
Total Return
d
5 .32% 6 .75% 15 .56% 23 .88% ( 5 .41 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 317 $ 479 $ 582 $ 886 $ 1,048
Ratios to average net assets:
Net investment income (loss) 1 .35% 2 .97% 3 .64% ( 0 .79 ) % ( 3 .85 ) %
Total expenses
b
6 .16% 6 .08% 5 .76% 5 .35% 4 .22%
Net expenses
c
6 .01% 5 .93% 5 .64% 5 .31% 4 .19%
Portfolio turnover rate 561% 643% 662% 1,076% 2,058%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses related to short sales 2 .34% 2 .33% 2 .36% 2 .40% 2 .38%
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 181.29 $ 182.92 $ 159.09 $ 127.42 $ 133.70
Income (loss) from investment operations:
Net investment income (loss)
a
3 .85 6 .80 7 .67 ( 0 .55 ) ( 3 .95 )
Net gain (loss) on investments (realized and unrealized) 7 .12 6 .86 18 .44 32 .22 ( 2 .33 )
Total from investment operations 10 .97 13 .66 26 .11 31 .67 ( 6 .28 )
Less distributions from:
Net investment income ( 8 .58 ) ( 15 .29 ) ( 2 .28 ) — —
Total distributions ( 8 .58 ) ( 15 .29 ) ( 2 .28 ) — —
Net asset value, end of period $ 183.68 $ 181.29 $ 182.92 $ 159.09 $ 127.42
Total Return 6 .11% 7 .56% 16 .43% 24 .85% ( 4 .70 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,089 $ 3,146 $ 2,769 $ 14,072 $ 11,922
Ratios to average net assets:
Net investment income (loss) 2 .07% 3 .64% 4 .37% ( 0 .36 ) % ( 3 .20 ) %
Total expenses
b
5 .39% 5 .34% 4 .99% 4 .55% 3 .49%
Net expenses
c
5 .24% 5 .19% 4 .88% 4 .51% 3 .47%
Portfolio turnover rate 561% 643% 662% 1,076% 2,058%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses related to short sales 1 .58% 1 .59% 1 .62% 1 .65% 1 .64%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Does not include expenses of the underlying funds in which the Fund invests.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
d
Total return does not reflect the impact of any applicable sales charges.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 345
SEE NOTES TO FINANCIAL STATEMENTS.
HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 37 .5%
Guggenheim Strategy Fund
III
a
79,841 $ 1,983,253
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
133,249 1,339,152
Guggenheim Strategy Fund II
a
53,173 1,315,494
Total Mutual Funds
(Cost $4,578,426) 4,637,899
MONEY MARKET FUNDS
b
- 0 .1%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
14,075 14,075
Total Money Market Funds
(Cost $14,075) 14,075
FACE
AMOUNT
FEDERAL AGENCY DISCOUNT NOTES - 22 .2%
Federal Home Loan Bank
3.64% due 04/08/26
e
$ 1,600,000 1,598,872
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 22.2% (continued)
Federal Agricultural Mortgage
Corp.
3.62% due 04/27/26
e
$ 1,150,000 $ 1,147,010
Total Federal Agency Discount Notes
(Cost $2,745,882) 2,745,882
REPURCHASE AGREEMENTS
f
- 21 .0%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 1,362,244 1,362,244
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 1,237,977 1,237,977
Total Repurchase Agreements
(Cost $2,600,221) 2,600,221
FEDERAL AGENCY NOTES - 4 .1%
Federal Farm Credit Bank
3.50% due 12/22/26 500,000 498,908
Total Federal Agency Notes
(Cost $499,956) 498,908
Total Investments - 84.9%
(Cost $10,438,560) $ 10,496,985
Other Assets & Liabilities, net - 15.1% 1,863,538
Total Net Assets - 100.0% $ 12,360,523
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as swap collateral at March 31, 2026.
e
Rate indicated is the effective yield at the time of purchase.
f
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts 93 Jun 2026 $ 10,059,985 $ (111,117)
– –
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
(Depreciation)
a
Goldman
Sachs & Co.
LLC ICE
CDX.
NA.HY.45.V2 5.00% Quarterly 12/20/30
$ 6,637,500
$ 365,671 $ 455,500 $ (89,829)

March 31, 2026
346 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
Centrally Cleared Credit Default Swap Agreements Protection Sold (continued)
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
(Depreciation)
a
Barclays Bank
plc ICE
CDX.
NA.HY.45.V2 5.00% Quarterly 12/20/30
$ 3,955,500
$ 217,915 $ 408,778 $ (190,863)
$ 583,586 $ 864,278 $ (280,692)
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Credit Index Swap Agreements
Goldman Sachs
International
iShares iBoxx
$ High Yield
Corporate Bond
ETF Pay
3.64% (Federal
Funds Rate) At Maturity 01/07/27 16,337 $ 1,299,772 $ 1,500
BNP Paribas
State Street
SPDR
Bloomberg High
Yield Bond ETF Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 1,788 171,156 185
BNP Paribas
iShares iBoxx
$ High Yield
Corporate Bond
ETF Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 1,222 97,238 103
$ 1,568,166 $ 1,788
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
CDX.NA.HY.45.V2 — Credit Default Swap North American High Yield Series 45 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 4,637,899 $ — $ — $ 4,637,899
Money Market Funds 14,075 — — 14,075
Federal Agency Discount Notes — 2,745,882 — 2,745,882
Repurchase Agreements — 2,600,221 — 2,600,221
Federal Agency Notes — 498,908 — 498,908
Credit Index Swap Agreements
a
— 1,788 — 1,788
Total Assets $ 4,651,974 $ 5,846,799 $ — $ 10,498,773
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
a
$ 111,117 $ — $ — $ 111,117
Credit Default Swap Agreements
a
— 280,692 — 280,692
Total Liabilities $ 111,117 $ 280,692 $ — $ 391,809
a
Reported as unrealized appreciation/depreciation at period end.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 347
SEE NOTES TO FINANCIAL STATEMENTS.
HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund III $ 1,990,438 $ — $ — $ — $ (7,185) $ 1,983,253 79,841 $ 103,477
Guggenheim Ultra
Short Duration Fund —
Institutional Class 1,336,487 — — — 2,665 1,339,152 133,249 58,253
Guggenheim Strategy
Fund II 1,321,874 — — — (6,380) 1,315,494 53,173 67,980
$ 4,648,799 $ — $ — $ — $ (10,900) $ 4,637,899 $ 229,710

348 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
HIGH YIELD STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,259,913) $ 3,258,865
Investments in affiliated issuers, at value (cost $4,578,426) 4,637,899
Repurchase agreements, at value (cost $2,600,221) 2,600,221
Segregated cash due from broker 1,827,089
Unrealized appreciation on OTC swap agreements 1,788
Receivables:
Variation margin on credit default swap agreements 103,281
Interest 23,782
Variation margin on futures contracts 12,352
Fund shares sold 9
Total assets 12,465,286
LIABILITIES:
Due to custodian 30,000
Payable for:
Fund shares redeemed 32,722
Investment advisory fees 9,244
Transfer agent fees 8,383
Registration fees 7,942
Distribution and service fees 3,614
Fund accounting 2,264
Trustees’ fees and expenses* 1,202
Other liabilities 9,392
Total liabilities
104,763
NET ASSETS $ 12,360,523
NET ASSETS CONSIST OF:
Paid-in capital $ 24,428,631
Total distributable earnings (loss) (12,068,108)
Net assets $ 12,360,523
Class A:
Net assets $ 2,915,068
Capital shares outstanding 24,908
Net asset value per share $ 117 .03
Maximum offering price per share (Net asset value divided by 95.25%) $ 122 .87
Class C:
Net assets $ 343,578
Capital shares outstanding 3,721
Net asset value per share $ 92 .34
Class H:
Net assets $ 9,101,877
Capital shares outstanding 77,820
Net asset value per share $ 116 .96
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 349
SEE NOTES TO FINANCIAL STATEMENTS.
HIGH YIELD STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 28
Dividends from securities of affiliated issuers 229,710
Interest from securities of unaffiliated issuers
709,068
Total investment income 938,806
EXPENSES:
Investment advisory fees 173,893
Distribution and service fees:
Class A 7,877
Class C 4,155
Class H 49,048
Transfer agent fees:
Class A 6,411
Class C 843
Class H 39,497
Registration and filing fees 23,866
Fund accounting fees 22,042
Administration fees 12,829
Professional fees 12,240
Trustees’ fees and expenses* 3,381
Custodian fees 3,320
Line of credit fees 7
Miscellaneous 11,700
Total expenses 371,109
Less:
Expenses reimbursed by Adviser (11,593)
Expenses waived by Adviser (3,352)
Total waived/reimbursed expenses (14,945)
Net expenses 356,164
Net investment income 582,642
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers 13,251
Swap agreements 910,554
Futures contracts 31,980
Net realized gain 955,785
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (1,354)
Investments in affiliated issuers (10,900)
Swap agreements (86,806)
Futures contracts (258,655)
Net change in unrealized appreciation (depreciation) (357,715)
Net realized and unrealized gain 598,070
Net increase in net assets resulting from operations $ 1,180,712
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

350 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
HIGH YIELD STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 582,642 $ 1,169,162
Net realized gain on investments 955,785 1,148,791
Net change in unrealized appreciation (depreciation) on investments (357,715) (151,637)
Net increase in net assets resulting from operations 1,180,712 2,166,316
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (274,299) (198,754)
Class C (45,718) (34,933)
Class H (1,356,045) (2,091,935)
Total distributions to shareholders (1,676,062) (2,325,622)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 259,951 1,452,134
Class C 90,737 351,315
Class H 146,482,589 201,007,649
Distributions reinvested
Class A 273,411 198,011
Class C 39,976 33,671
Class H 1,344,128 2,083,585
Cost of shares redeemed
Class A (1,080,625) (1,111,779)
Class C (242,781) (315,389)
Class H (162,182,984) (211,912,158)
Net decrease from capital share transactions (15,015,598) (8,212,961)
Net decrease in net assets (15,510,948) (8,372,267)
NET ASSETS:
Beginning of year 27,871,471 36,243,738
End of year $ 12,360,523 $ 27,871,471
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 2,126 11,911
Class C 909 3,479
Class H 1,185,608 1,613,119
Shares issued from reinvestment of distributions
Class A 2,290 1,644
Class C 423 343
Class H 11,266 17,313
Shares redeemed
Class A (8,792) (8,919)
Class C (2,477) (3,091)
Class H (1,317,465) (1,702,902)
Net decrease in shares (126,112) (67,103)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 351
SEE NOTES TO FINANCIAL STATEMENTS.
HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 120.38 $ 121.29 $ 114.48 $ 117.11 $ 122.60
Income (loss) from investment operations:
Net investment income (loss)
a
3 .17 3 .92 3 .96 1 .41 ( 1 .36 )
Net gain (loss) on investments (realized and unrealized) 4 .93 3 .87 7 .66 ( 3 .68 ) ( 4 .13 )
Total from investment operations 8 .10 7 .79 11 .62 ( 2 .27 ) ( 5 .49 )
Less distributions from:
Net investment income ( 11 .45 ) ( 8 .70 ) ( 4 .81 ) ( 0 .36 ) —
Total distributions ( 11 .45 ) ( 8 .70 ) ( 4 .81 ) ( 0 .36 ) —
Net asset value, end of period $ 117.03 $ 120.38 $ 121.29 $ 114.48 $ 117.11
Total Return
b
6 .54% 6 .41% 10 .33% ( 1 .89 ) % ( 4 .48 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,915 $ 3,525 $ 2,990 $ 2,524 $ 2,962
Ratios to average net assets:
Net investment income (loss) 2 .56% 3 .18% 3 .40% 1 .28% ( 1 .10 ) %
Total expenses
c
1 .59% 1 .59% 1 .59% 1 .54% 1 .51%
Net expenses
d
1 .52% 1 .53% 1 .54% 1 .52% 1 .49%
Portfolio turnover rate — — — — 40%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 97.91 $ 100.93 $ 96.73 $ 99.75 $ 105.21
Income (loss) from investment operations:
Net investment income (loss)
a
1 .78 2 .48 2 .49 0 .50 ( 1 .97 )
Net gain (loss) on investments (realized and unrealized) 4 .10 3 .20 6 .52 ( 3 .16 ) ( 3 .49 )
Total from investment operations 5 .88 5 .68 9 .01 ( 2 .66 ) ( 5 .46 )
Less distributions from:
Net investment income ( 11 .45 ) ( 8 .70 ) ( 4 .81 ) ( 0 .36 ) —
Total distributions ( 11 .45 ) ( 8 .70 ) ( 4 .81 ) ( 0 .36 ) —
Net asset value, end of period $ 92.34 $ 97.91 $ 100.93 $ 96.73 $ 99.75
Total Return
b
5 .74% 5 .62% 9 .51% ( 2 .62 ) % ( 5 .19 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 344 $ 476 $ 417 $ 1,251 $ 1,313
Ratios to average net assets:
Net investment income (loss) 1 .78% 2 .44% 2 .55% 0 .53% ( 1 .86 ) %
Total expenses
c
2 .34% 2 .34% 2 .33% 2 .29% 2 .26%
Net expenses
d
2 .27% 2 .28% 2 .30% 2 .27% 2 .24%
Portfolio turnover rate — — — — 40%

352 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 120.31 $ 121.22 $ 114.41 $ 117.03 $ 122.51
Income (loss) from investment operations:
Net investment income (loss)
a
3 .13 3 .95 3 .98 1 .61 ( 1 .41 )
Net gain (loss) on investments (realized and unrealized) 4 .97 3 .84 7 .64 ( 3 .87 ) ( 4 .07 )
Total from investment operations 8 .10 7 .79 11 .62 ( 2 .26 ) ( 5 .48 )
Less distributions from:
Net investment income ( 11 .45 ) ( 8 .70 ) ( 4 .81 ) ( 0 .36 ) —
Total distributions ( 11 .45 ) ( 8 .70 ) ( 4 .81 ) ( 0 .36 ) —
Net asset value, end of period $ 116.96 $ 120.31 $ 121.22 $ 114.41 $ 117.03
Total Return 6 .56% 6 .41% 10 .32% ( 1 .88 ) % ( 4 .47 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 9,102 $ 23,870 $ 32,837 $ 14,924 $ 16,947
Ratios to average net assets:
Net investment income (loss) 2 .52% 3 .20% 3 .41% 1 .45% ( 1 .14 ) %
Total expenses
c
1 .59% 1 .59% 1 .58% 1 .55% 1 .51%
Net expenses
d
1 .52% 1 .53% 1 .54% 1 .53% 1 .49%
Portfolio turnover rate — — — — 40%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 353
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 17 .5%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
16,720 $ 168,034
Guggenheim Strategy Fund II
a
6,753 167,067
Total Mutual Funds
(Cost $331,496) 335,101
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 64 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 645,042 645,042
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 64.3% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 586,200 $ 586,200
Total Repurchase Agreements
(Cost $1,231,242) 1,231,242
Total Investments - 81.8%
(Cost $1,562,738) $ 1,566,343
Other Assets & Liabilities, net - 18.2% 348,092
Total Net Assets - 100.0% $ 1,914,435
a
Affiliated issuer.
b
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Interest Rate Futures Contracts Sold Short
U.S. Treasury 5 Year Note Futures Contracts 17 Jun 2026 $ 1,838,922 $ 5,183
– –
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
(Depreciation)
a
Barclays Bank
plc ICE
CDX.
NA.HY.45.V2 5.00% Quarterly 12/20/30
$ 1,831,500
$ (100,900) $ (98,854) $ (2,046)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
CDX.NA.HY.45.V2 — Credit Default Swap North American High Yield Series 45 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 335,101 $ — $ — $ 335,101
Repurchase Agreements — 1,231,242 — 1,231,242
Interest Rate Futures Contracts
a
5,183 — — 5,183
Total Assets $ 340,284 $ 1,231,242 $ — $ 1,571,526
– – – –

March 31, 2026
354 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Credit Default Swap Agreements
a
$ — $ 2,046 $ — $ 2,046
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 227,461 $ — $ (60,000) $ 894 $ (321) $ 168,034 16,720 $ 8,528
Guggenheim Strategy
Fund II 227,829 — (60,000) 844 (1,606) 167,067 6,753 10,133
$ 455,290 $ — $ (120,000) $ 1,738 $ (1,927) $ 335,101 $ 18,661

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 355
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE HIGH YIELD STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in affiliated issuers, at value (cost $331,496) $ 335,101
Repurchase agreements, at value (cost $1,231,242) 1,231,242
Segregated cash due from broker 472,640
Receivables:
Fund shares sold 3,005
Interest 1,474
Total assets 2,043,462
LIABILITIES:
Payable for:
Fund shares redeemed 105,479
Variation margin on credit default swap agreements 19,181
Variation margin on futures contracts 2,258
Investment advisory fees 488
Transfer agent fees 399
Distribution and service fees 187
Fund accounting 108
Trustees’ fees and expenses* 62
Other liabilities 865
Total liabilities
129,027
NET ASSETS $ 1,914,435
NET ASSETS CONSIST OF:
Paid-in capital $ 13,396,975
Total distributable earnings (loss) (11,482,540)
Net assets $ 1,914,435
Class A:
Net assets $ 296,617
Capital shares outstanding 6,189
Net asset value per share $ 47 .93
Maximum offering price per share (Net asset value divided by 95.25%) $ 50 .32
Class C:
Net assets $ 1,364
Capital shares outstanding 33
Net asset value per share $ 41 .40
Class H:
Net assets $ 1,616,454
Capital shares outstanding 32,881
Net asset value per share $ 49 .16
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

356 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE HIGH YIELD STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of affiliated issuers $ 18,661
Interest from securities of unaffiliated issuers
56,872
Total investment income 75,533
EXPENSES:
Investment advisory fees 13,697
Distribution and service fees:
Class A 1,393
Class C 41
Class H 3,162
Transfer agent fees:
Class A 1,236
Class C 8
Class H 2,792
Registration and filing fees 2,146
Fund accounting fees 1,718
Professional fees 1,181
Administration fees 1,044
Custodian fees 305
Trustees’ fees and expenses* 237
Miscellaneous 816
Total expenses 29,776
Less:
Expenses reimbursed by Adviser (913)
Expenses waived by Adviser (491)
Total waived/reimbursed expenses (1,404)
Net expenses 28,372
Net investment income 47,161
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in affiliated issuers 1,736
Swap agreements (441,699)
Futures contracts 53,605
Net realized loss (386,358)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 1
Investments in affiliated issuers (1,927)
Swap agreements (23,811)
Futures contracts 24,213
Net change in unrealized appreciation (depreciation) (1,524)
Net realized and unrealized loss (387,882)
Net decrease in net assets resulting from operations $ (340,721)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 357
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE HIGH YIELD STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 47,161 $ 166,771
Net realized loss on investments (386,358) (215,352)
Net change in unrealized appreciation (depreciation) on investments (1,524) 41,897
Net decrease in net assets resulting from operations (340,721) (6,684)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 5,751,182 189,227
Class C 1,674 19,378
Class H 21,713,078 37,379,350
Cost of shares redeemed
Class A (5,722,402) (92,138)
Class C (8,495) (34,610)
Class H (23,361,201) (39,938,489)
Net decrease from capital share transactions (1,626,164) (2,477,282)
Net decrease in net assets (1,966,885) (2,483,966)
NET ASSETS:
Beginning of year 3,881,320 6,365,286
End of year $ 1,914,435 $ 3,881,320
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 116,398 3,901
Class C 38 454
Class H 435,698 747,220
Shares redeemed
Class A (117,000) (1,904)
Class C (204) (826)
Class H (473,724) (799,089)
Net decrease in shares (38,794) (50,244)

358 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 48.74 $ 48.49 $ 49.81 $ 49.19 $ 50.15
Income (loss) from investment operations:
Net investment income (loss)
a
1 .09 1 .62 1 .72 ( 0 .01 ) ( 0 .64 )
Net gain (loss) on investments (realized and unrealized) ( 1 .90 ) ( 1 .37 ) ( 3 .04 ) 0 .63 0 .82
Total from investment operations ( 0 .81 ) 0 .25 ( 1 .32 ) 0 .62 0 .18
Less distributions from:
Net investment income — — — — ( 1 .14 )
Total distributions — — — — ( 1 .14 )
Net asset value, end of period $ 47.93 $ 48.74 $ 48.49 $ 49.81 $ 49.19
Total Return
b
( 1 .66 ) % 0 .52% ( 2 .65 ) % 1 .26% 0 .47%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 297 $ 331 $ 232 $ 351 $ 238
Ratios to average net assets:
Net investment income (loss) 2 .25% 3 .34% 3 .43% ( 0 .02 ) % ( 1 .31 ) %
Total expenses
c
1 .67% 1 .56% 1 .58% 1 .55% 1 .50%
Net expenses
d
1 .59% 1 .48% 1 .54% 1 .55% 1 .49%
Portfolio turnover rate — — — — 344%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 42.41 $ 42.50 $ 44.00 $ 43.75 $ 44.74
Income (loss) from investment operations:
Net investment income (loss)
a
0 .45 1 .14 1 .17 0 .01 ( 0 .81 )
Net gain (loss) on investments (realized and unrealized) ( 1 .46 ) ( 1 .23 ) ( 2 .67 ) 0 .24 0 .96
Total from investment operations ( 1 .01 ) ( 0 .09 ) ( 1 .50 ) 0 .25 0 .15
Less distributions from:
Net investment income — — — — ( 1 .14 )
Total distributions — — — — ( 1 .14 )
Net asset value, end of period $ 41.40 $ 42.41 $ 42.50 $ 44.00 $ 43.75
Total Return
b
( 2 .38 ) % ( 0 .21 ) % ( 3 .41 ) % 0 .57% 0 .45%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1 $ 8 $ 24 $ 85 $ 119
Ratios to average net assets:
Net investment income (loss) 1 .09% 2 .69% 2 .64% 0 .01% ( 1 .88 ) %
Total expenses
c
2 .21% 2 .32% 2 .33% 2 .29% 2 .26%
Net expenses
d
2 .08% 2 .25% 2 .29% 2 .29% 2 .22%
Portfolio turnover rate — — — — 344%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 359
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 49.95 $ 49.75 $ 51.12 $ 50.44 $ 50.99
Income (loss) from investment operations:
Net investment income (loss)
a
1 .35 1 .72 1 .75 0 .47 ( 0 .68 )
Net gain (loss) on investments (realized and unrealized) ( 2 .14 ) ( 1 .52 ) ( 3 .12 ) 0 .21 1 .27
Total from investment operations ( 0 .79 ) 0 .20 ( 1 .37 ) 0 .68 0 .59
Less distributions from:
Net investment income — — — — ( 1 .14 )
Total distributions — — — — ( 1 .14 )
Net asset value, end of period $ 49.16 $ 49.95 $ 49.75 $ 51.12 $ 50.44
Total Return ( 1 .58 ) % 0 .40% ( 2 .68 ) % 1 .35% 1 .27%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,616 $ 3,542 $ 6,109 $ 17,927 $ 6,706
Ratios to average net assets:
Net investment income (loss) 2 .74% 3 .44% 3 .39% 0 .88% ( 1 .35 ) %
Total expenses
c
1 .61% 1 .56% 1 .58% 1 .54% 1 .52%
Net expenses
d
1 .54% 1 .50% 1 .55% 1 .53% 1 .51%
Portfolio turnover rate — — — — 344%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

March 31, 2026
360 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 59 .9%
COMMUNICATIONS - 18 .8%
Alibaba Group Holding Ltd.
ADR
7,770 $ 974,824
PDD Holdings, Inc. ADR*
2,541 259,639
JD.com, Inc. ADR
4,662 137,855
Baidu, Inc. ADR*
906 100,947
Trip.com Group Ltd. ADR
1,978 98,485
America Movil SAB de CV
ADR
2,941 74,937
Chunghwa Telecom Company
Ltd. ADR
1,237 52,251
Telkom Indonesia Persero
Tbk PT ADR
1,483 27,702
Full Truck Alliance Company
Ltd. ADR
2,690 22,327
Bilibili, Inc. ADR*
949 21,409
Tencent Music Entertainment
Group ADR
1,609 14,930
Total Communications 1,785,306
TECHNOLOGY - 17 .2%
Taiwan Semiconductor
Manufacturing Company
Ltd. ADR
3,437 1,161,534
Infosys Ltd. ADR
11,494 155,284
NetEase, Inc. ADR
1,113 124,589
ASE Technology Holding
Company Ltd. ADR
5,717 123,945
United Microelectronics Corp.
ADR
7,702 69,164
Total Technology 1,634,516
FINANCIAL - 11 .4%
HDFC Bank Ltd. ADR
12,353 307,343
ICICI Bank Ltd. ADR
8,613 223,077
Itau Unibanco Holding S.A.
ADR
17,605 147,530
KB Financial Group, Inc. ADR
1,129 112,595
Shinhan Financial Group
Company Ltd. ADR
1,501 92,041
Banco Bradesco S.A. ADR
17,211 62,820
Woori Financial Group, Inc.
ADR
733 48,818
KE Holdings, Inc. ADR
2,105 31,512
Banco de Chile ADR
756 28,002
Grupo Cibest S.A. ADR
362 26,357
Total Financial 1,080,095
BASIC MATERIALS - 4 .9%
Vale S.A. ADR
11,671 185,686
Gold Fields Ltd. ADR
2,929 132,977
POSCO Holdings, Inc. ADR
980 57,320
Sociedad Quimica y Minera
de Chile S.A. ADR*
465 37,637
Sibanye Stillwater Ltd. ADR
2,303 28,373
Harmony Gold Mining
Company Ltd. ADR
1,777 27,312
Total Basic Materials 469,305
CONSUMER, NON-CYCLICAL - 2 .4%
BeOne Medicines Ltd. ADR*
236 70,085
Fomento Economico
Mexicano SAB de CV ADR
551 61,194
Ambev S.A. ADR
13,851 40,446
Dr Reddy's Laboratories Ltd.
ADR
1,983 27,465
A
A
A SHARES VALUE
COMMON STOCKS - 59.9% (continued)
CONSUMER, NON-CYCLICAL - 2.4% (continued)
New Oriental Education &
Technology Group, Inc.
ADR
446 $ 25,257
Total Consumer, Non-cyclical 224,447
INDUSTRIAL - 1 .7%
Cemex SAB de CV ADR
4,927 56,365
ZTO Express Cayman, Inc.
ADR
1,343 33,803
Embraer S.A. ADR
566 33,586
Grupo Aeroportuario del
Pacifico SAB de CV ADR
133 32,834
Total Industrial 156,588
CONSUMER, CYCLICAL - 1 .5%
XPeng, Inc. ADR*
2,391 40,910
NIO, Inc. ADR*
5,983 36,078
Li Auto, Inc. ADR*
1,946 34,697
H World Group Ltd. ADR
561 28,213
Total Consumer, Cyclical 139,898
ENERGY - 1 .3%
Petroleo Brasileiro S.A. -
Petrobras ADR
6,056 125,662
UTILITIES - 0 .7%
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ADR
1,537 46,894
Korea Electric Power Corp.
ADR*
1,672 23,826
Total Utilities 70,720
Total Common Stocks
(Cost $4,449,885) 5,686,537
PREFERRED STOCKS - 1 .8%
ENERGY - 1 .4%
Petroleo Brasileiro S.A.
- Petrobras 7,179 134,607
UTILITIES - 0 .4%
Axia Energia 2,971 33,513
Total Preferred Stocks
(Cost $98,659) 168,120
MONEY MARKET FUNDS
a
- 4 .9%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
460,442 460,442
Total Money Market Funds
(Cost $460,442) 460,442
FACE
AMOUNT
U.S. TREASURY BILLS - 10 .5%
U.S. Treasury Bills
3.62% due 05/21/26
d,e
$ 1,000,000 994,961
Total U.S. Treasury Bills
(Cost $995,010) 994,961

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 361
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
f
- 4 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 226,151 $ 226,151
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 205,521 205,521
Total Repurchase Agreements
(Cost $431,672) 431,672
Total Investments - 81.6%
(Cost $6,435,668) $ 7,741,732
Other Assets & Liabilities, net - 18.4% 1,745,936
Total Net Assets - 100.0% $ 9,487,668
*
Non-income producing security.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as swap collateral at March 31, 2026.
d
Rate indicated is the effective yield at the time of purchase.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Goldman Sachs
International
S&P Emerging 50
ADR Index Pay
4.14% (Federal
Funds Rate +
0.50%) At Maturity 06/15/26 1,970 $ 7,733,083 $ (3,041)
BNP Paribas
S&P Emerging 50
ADR Index Pay
4.24% (Federal
Funds Rate +
0.60%) At Maturity 06/10/26 1,386 5,439,160 (63,476)
$ 13,172,243 $ (66,517)
a
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 5,686,537 $ — $ — $ 5,686,537
Preferred Stocks 168,120 — — 168,120
Money Market Funds 460,442 — — 460,442

March 31, 2026
362 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
U.S. Treasury Bills $ — $ 994,961 $ — $ 994,961
Repurchase Agreements — 431,672 — 431,672
Total Assets $ 6,315,099 $ 1,426,633 $ — $ 7,741,732
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 66,517 $ — $ 66,517
a
Reported as unrealized appreciation/depreciation at period end.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 363
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $6,003,996) $ 7,310,060
Repurchase agreements, at value (cost $431,672) 431,672
Cash 121
Segregated cash due from broker 1,908,981
Receivables:
Fund shares sold 182,973
Dividends 10,100
Total assets 9,843,907
LIABILITIES:
Unrealized depreciation on OTC swap agreements 66,517
Payable for:
Fund shares redeemed 264,574
Investment advisory fees 6,923
Transfer agent fees 5,015
Distribution and service fees 2,221
Fund accounting 1,554
Trustees’ fees and expenses* 609
Other liabilities 8,826
Total liabilities
356,239
NET ASSETS $ 9,487,668
NET ASSETS CONSIST OF:
Paid-in capital $ 23,187,129
Total distributable earnings (loss) (13,699,461)
Net assets $ 9,487,668
Class A:
Net assets $ 394,238
Capital shares outstanding 4,348
Net asset value per share $ 90 .67
Maximum offering price per share (Net asset value divided by 95.25%) $ 95 .19
Class C:
Net assets $ 85,431
Capital shares outstanding 1,053
Net asset value per share $ 81 .13
Class H:
Net assets $ 9,007,999
Capital shares outstanding 99,708
Net asset value per share $ 90 .34
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

364 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $9,463)
$ 146,905
Interest
206,528
Income from securities lending, net 6,789
Total investment income 360,222
EXPENSES:
Investment advisory fees 111,674
Distribution and service fees:
Class A 762
Class C 1,593
Class H 29,863
Transfer agent fees:
Class A 628
Class C 325
Class H 25,454
Fund accounting fees 17,753
Interest expense 14,602
Administration fees 6,704
Professional fees 6,217
Custodian fees 2,250
Trustees’ fees and expenses* 1,793
Miscellaneous 24,703
Total expenses 244,321
Less:
Expenses reimbursed by Adviser (12,406)
Net expenses 231,915
Net investment income 128,307
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 434,561
Swap agreements 1,504,495
Futures contracts (8,795)
Net realized gain 1,930,261
Net change in unrealized appreciation (depreciation) on:
Investments 785,755
Swap agreements 156,163
Net change in unrealized appreciation (depreciation) 941,918
Net realized and unrealized gain 2,872,179
Net increase in net assets resulting from operations $ 3,000,486
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 365
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 128,307 $ 80,099
Net realized gain (loss) on investments 1,930,261 (865,855)
Net change in unrealized appreciation (depreciation) on investments 941,918 (76,864)
Net increase (decrease) in net assets resulting from operations 3,000,486 (862,620)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (3,014) (6,735)
Class C (1,387) (5,198)
Class H (88,302) (85,935)
Total distributions to shareholders (92,703) (97,868)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 1,666,369 570,811
Class C 731,973 189,933
Class H 164,155,477 132,228,865
Distributions reinvested
Class A 3,014 6,735
Class C 1,094 4,275
Class H 87,167 83,123
Cost of shares redeemed
Class A (1,476,290) (640,770)
Class C (853,615) (204,354)
Class H (164,265,357) (127,773,393)
Capital contribution from administrator
Class H 30,343 —
Net increase from capital share transactions 80,175 4,465,225
Net increase in net assets 2,987,958 3,504,737
NET ASSETS:
Beginning of year 6,499,710 2,994,973
End of year $ 9,487,668 $ 6,499,710
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 22,331 9,093
Class C 12,004 3,409
Class H 2,009,390 2,082,667
Shares issued from reinvestment of distributions
Class A 32 109
Class C 13 76
Class H 941 1,350
Shares redeemed
Class A (20,420) (10,337)
Class C (13,458) (3,125)
Class H (2,005,283) (2,037,183)
Net increase in shares 5,550 46,059

366 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 65.70 $ 56.30 $ 54.39 $ 68.28 $ 116.33
Income (loss) from investment operations:
Net investment income (loss)
a
0 .99 1 .61 1 .36 0 .89 ( 0 .03 )
Net gain (loss) on investments (realized and unrealized) 24 .79 10 .04
b
1 .76 ( 14 .78 ) ( 48 .02 )
Total from investment operations 25 .78 11 .65 3 .12 ( 13 .89 ) ( 48 .05 )
Less distributions from:
Net investment income ( 0 .81 ) ( 2 .25 ) ( 1 .21 ) — —
Total distributions ( 0 .81 ) ( 2 .25 ) ( 1 .21 ) — —
Net asset value, end of period $ 90.67 $ 65.70 $ 56.30 $ 54.39 $ 68.28
Total Return
c
39 .22% 20 .96% 5 .93% ( 20 .35 ) % ( 41 .30 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 394 $ 158 $ 199 $ 370 $ 193
Ratios to average net assets:
Net investment income (loss) 1 .09% 2 .55% 2 .58% 1 .67% ( 0 .03 ) %
Total expenses 1 .92% 1 .89% 1 .91% 1 .85% 1 .75%
Net expenses
d
1 .82% 1 .79% 1 .84% 1 .82% 1 .75%
Portfolio turnover rate 271% 925% 905% 416% 266%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 59.30 $ 51.39 $ 50.17 $ 63.47 $ 108.94
Income (loss) from investment operations:
Net investment income (loss)
a
0 .53 0 .99 0 .79 0 .69 ( 0 .48 )
Net gain (loss) on investments (realized and unrealized) 22 .11 9 .17
b
1 .64 ( 13 .99 ) ( 44 .99 )
Total from investment operations 22 .64 10 .16 2 .43 ( 13 .30 ) ( 45 .47 )
Less distributions from:
Net investment income ( 0 .81 ) ( 2 .25 ) ( 1 .21 ) — —
Total distributions ( 0 .81 ) ( 2 .25 ) ( 1 .21 ) — —
Net asset value, end of period $ 81.13 $ 59.30 $ 51.39 $ 50.17 $ 63.47
Total Return
c
38 .14% 20 .05% 5 .07% ( 20 .97 ) % ( 41 .74 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 85 $ 148 $ 110 $ 132 $ 311
Ratios to average net assets:
Net investment income (loss) 0 .70% 1 .73% 1 .64% 1 .43% ( 0 .55 ) %
Total expenses 2 .69% 2 .64% 2 .68% 2 .57% 2 .50%
Net expenses
d
2 .59% 2 .54% 2 .60% 2 .54% 2 .50%
Portfolio turnover rate 271% 925% 905% 416% 266%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 367
SEE NOTES TO FINANCIAL STATEMENTS.
EMERGING MARKETS 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 65.43 $ 56.16 $ 54.34 $ 68.26 $ 116.30
Income (loss) from investment operations:
Net investment income (loss)
a
0 .87 1 .34 1 .32 1 .20 0 .01
Net gain (loss) on investments (realized and unrealized) 24 .64 10 .18
b
1 .71 ( 15 .12 ) ( 48 .05 )
Total from investment operations 25 .51 11 .52 3 .03 ( 13 .92 ) ( 48 .04 )
Less distributions from:
Net investment income ( 0 .81 ) ( 2 .25 ) ( 1 .21 ) — —
Total distributions ( 0 .81 ) ( 2 .25 ) ( 1 .21 ) — —
Capital contribution from administrator 0.21 — — — —
Net asset value, end of period $ 90.34 $ 65.43 $ 56.16 $ 54.34 $ 68.26
Total Return 39 .29%
e
20 .75% 5 .78% ( 20 .41 ) % ( 41 .31 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 9,008 $ 6,194 $ 2,686 $ 2,597 $ 2,810
Ratios to average net assets:
Net investment income (loss) 1 .04% 2 .16% 2 .53% 2 .35% 0 .01%
Total expenses 1 .96% 1 .90% 1 .93% 1 .82% 1 .75%
Net expenses
d
1 .86% 1 .80% 1 .85% 1 .79% 1 .75%
Portfolio turnover rate 271% 925% 905% 416% 266%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.43% for Class H. See Note 5 in the
Notes to Financial Statements.

March 31, 2026
368 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE EMERGING MARKETS 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
a
- 4 .7%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
14,120 $ 14,120
Total Money Market Funds
(Cost $14,120) 14,120
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 38 .0%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 59,974 59,974
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
d
- 38.0% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 54,504 $ 54,504
Total Repurchase Agreements
(Cost $114,478) 114,478
Total Investments - 42.7%
(Cost $128,598) $ 128,598
Other Assets & Liabilities, net - 57.3% 172,585
Total Net Assets - 100.0% $ 301,183
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as swap collateral at March 31, 2026.
d
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
BNP Paribas
S&P Emerging 50
ADR Index Receive
3.44% (Federal
Funds Rate
- 0.20%) At Maturity 06/10/26 31 $ 121,566 $ 1,402
Goldman Sachs
International
S&P Emerging 50
ADR Index Receive
3.14% (Federal
Funds Rate
- 0.50%) At Maturity 06/15/26 123 480,952 (16,894)
$ 602,518 $ (15,492)
a
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 14,120 $ — $ — $ 14,120
Repurchase Agreements — 114,478 — 114,478
Equity Index Swap Agreements
a
— 1,402 — 1,402
Total Assets $ 14,120 $ 115,880 $ — $ 130,000
– – – –

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 369
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE EMERGING MARKETS 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 16,894 $ — $ 16,894
a
Reported as unrealized appreciation/depreciation at period end.

370 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $14,120) $ 14,120
Repurchase agreements, at value (cost $114,478) 114,478
Segregated cash due from broker 152,383
Unrealized appreciation on OTC swap agreements 1,402
Prepaid expenses 35
Receivables:
Fund shares sold 41,285
Total assets 323,703
LIABILITIES:
Unrealized depreciation on OTC swap agreements 16,894
Payable for:
Fund shares redeemed 4,770
Investment advisory fees 158
Transfer agent fees 83
Distribution and service fees 50
Fund accounting 28
Trustees’ fees and expenses* 10
Other liabilities 527
Total liabilities
22,520
NET ASSETS $ 301,183
NET ASSETS CONSIST OF:
Paid-in capital $ 20,504,433
Total distributable earnings (loss) (20,203,250)
Net assets $ 301,183
Class A:
Net assets $ 45,572
Capital shares outstanding 572
Net asset value per share $ 79 .67
Maximum offering price per share (Net asset value divided by 95.25%) $ 83 .64
Class C:
Net assets $ 2,013
Capital shares outstanding 26
Net asset value per share $ 76 .72
Class H:
Net assets $ 253,598
Capital shares outstanding 3,131
Net asset value per share $ 80 .99
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 371
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 37
Interest
7,137
Total investment income 7,174
EXPENSES:
Investment advisory fees 1,807
Distribution and service fees:
Class A 34
Class C 37
Class H 462
Transfer agent fees:
Class A 25
Class C 6
Class H 394
Interest expense 359
Fund accounting fees 288
Registration and filing fees 211
Administration fees 109
Custodian fees 107
Professional fees 106
Trustees’ fees and expenses* 29
Line of credit fees 10
Miscellaneous 176
Total expenses 4,160
Less:
Expenses reimbursed by Adviser (199)
Net expenses 3,961
Net investment income 3,213
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Swap agreements (58,702)
Futures contracts 2,747
Net realized loss (55,955)
Net change in unrealized appreciation (depreciation) on:
Swap agreements (20,915)
Net change in unrealized appreciation (depreciation) (20,915)
Net realized and unrealized loss (76,870)
Net decrease in net assets resulting from operations $ (73,657)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

372 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE EMERGING MARKETS 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 3,213 $ 11,700
Net realized loss on investments (55,955) (109,206)
Net change in unrealized appreciation (depreciation) on investments (20,915) (10,844)
Net decrease in net assets resulting from operations (73,657) (108,350)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (2,850) (249)
Class C (102) (223)
Class H (3,249) (10,862)
Total distributions to shareholders (6,201) (11,334)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 568,279 777,225
Class C 187,237 85,770
Class H 31,631,858 21,195,738
Distributions reinvested
Class A 2,850 249
Class C 102 223
Class H 3,223 10,752
Cost of shares redeemed
Class A (547,885) (810,540)
Class C (201,822) (85,277)
Class H (31,401,838) (21,280,410)
Capital contribution from administrator
Class H 705 —
Net increase (decrease) from capital share transactions 242,709 (106,270)
Net increase (decrease) in net assets 162,851 (225,954)
NET ASSETS:
Beginning of year 138,332 364,286
End of year $ 301,183 $ 138,332
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 4,531 4,463
*
Class C 1,079 547
*
Class H 321,109 119,452
*
Shares issued from reinvestment of distributions
Class A 34 2
*
Class C 1 1
*
Class H 38 65
*
Shares redeemed
Class A (4,020) (4,713)
*
Class C (1,079) (547)
*
Class H (318,906) (119,976)
*
Net increase (decrease) in shares 2,787 (706)
*
* Reverse share split — Capital share activity has been restated to reflect a 1:20 reverse share split effective February 24, 2025.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 373
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE EMERGING MARKETS 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 147.89 $ 219.27 $ 265.61 $ 300.57 $ 248.83
Income (loss) from investment operations:
Net investment income (loss)
b
1 .15 5 .37 9 .40 2 .20 ( 4 .60 )
Net gain (loss) on investments (realized and unrealized) ( 65 .28 ) ( 67 .30 ) ( 48 .34 ) ( 37 .16 ) 56 .34
Total from investment operations ( 64 .13 ) ( 61 .93 ) ( 38 .94 ) ( 34 .96 ) 51 .74
Less distributions from:
Net investment income ( 4 .09 ) ( 9 .45 ) ( 7 .40 ) — —
Total distributions ( 4 .09 ) ( 9 .45 ) ( 7 .40 ) — —
Net asset value, end of period $ 79.67 $ 147.89 $ 219.27 $ 265.61 $ 300.57
Total Return
c
( 42 .59 ) % ( 29 .83 ) % ( 15 .06 ) % ( 11 .64 ) % 20 .82%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 46 $ 4 $ 60 $ 7 $ 14
Ratios to average net assets:
Net investment income (loss) 1 .18% 3 .21% 3 .72% 0 .65% ( 1 .86 ) %
Total expenses 1 .84% 1 .86% 1 .82% 2 .00% 1 .87%
Net expenses
d
1 .75% 1 .76% 1 .75% 1 .97% 1 .87%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 141.84 $ 215.46 $ 262.83 $ 300.43 $ 248.01
Income (loss) from investment operations:
Net investment income (loss)
b
1 .97 4 .78 7 .80 0 .20 ( 7 .20 )
Net gain (loss) on investments (realized and unrealized) ( 63 .00 ) ( 68 .95 ) ( 47 .77 ) ( 37 .80 ) 59 .62
Total from investment operations ( 61 .03 ) ( 64 .17 ) ( 39 .97 ) ( 37 .60 ) 52 .42
Less distributions from:
Net investment income ( 4 .09 ) ( 9 .45 ) ( 7 .40 ) — —
Total distributions ( 4 .09 ) ( 9 .45 ) ( 7 .40 ) — —
Net asset value, end of period $ 76.72 $ 141.84 $ 215.46 $ 262.83 $ 300.43
Total Return
c
( 43 .14 ) % ( 30 .36 ) % ( 15 .60 ) % ( 12 .52 ) % 21 .13%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2 $ 4 $ 5 $ 6 $ 7
Ratios to average net assets:
Net investment income (loss) 1 .60% 2 .79% 3 .08% 0 .08% ( 2 .44 ) %
Total expenses 2 .82% 2 .62% 2 .59% 2 .76% 2 .48%
Net expenses
d
2 .74% 2 .53% 2 .51% 2 .73% 2 .48%
Portfolio turnover rate — — — — —

374 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
INVERSE EMERGING MARKETS 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 146.96 $ 221.54 $ 269.12 $ 303.40 $ 250.77
Income (loss) from investment operations:
Net investment income (loss)
b
1 .15 5 .60 8 .60 2 .20 ( 4 .60 )
Net gain (loss) on investments (realized and unrealized) ( 63 .30 ) ( 70 .73 ) ( 48 .78 ) ( 36 .48 ) 57 .23
Total from investment operations ( 62 .15 ) ( 65 .13 ) ( 40 .18 ) ( 34 .28 ) 52 .63
Less distributions from:
Net investment income ( 4 .09 ) ( 9 .45 ) ( 7 .40 ) — —
Total distributions ( 4 .09 ) ( 9 .45 ) ( 7 .40 ) — —
Capital contribution from administrator 0.27 — — — —
Net asset value, end of period $ 80.99 $ 146.96 $ 221.54 $ 269.12 $ 303.40
Total Return ( 42 .28 ) %
e
( 29 .89 ) % ( 15 .24 ) % ( 11 .27 ) % 20 .97%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 254 $ 131 $ 299 $ 465 $ 1,265
Ratios to average net assets:
Net investment income (loss) 1 .63% 3 .31% 3 .61% 0 .66% ( 1 .70 ) %
Total expenses 2 .08% 1 .82% 1 .83% 2 .01% 1 .75%
Net expenses
d
1 .98% 1 .72% 1 .75% 1 .97% 1 .75%
Portfolio turnover rate — — — — —
a Reverse share split — Per share amounts have been restated to reflect a 1:20 reverse share split effective February 24, 2025.
b Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c Total return does not reflect the impact of any applicable sales charges.
d Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.14% for Class H. See Note 5 in the
Notes to Financial Statements.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 375
SEE NOTES TO FINANCIAL STATEMENTS.
EUROPE 1.25x STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 44 .5%
CONSUMER, NON-CYCLICAL - 12 .8%
AstraZeneca plc
161 $ 31,752
Novartis AG ADR
198 30,245
Roche Holding AG ADR
588 29,229
Nestle S.A. ADR
268 26,559
British American Tobacco plc
ADR
227 13,273
Unilever plc ADR
226 12,875
Novo Nordisk A/S ADR
335 12,311
GSK plc ADR
213 11,755
Sanofi S.A. ADR
236 11,370
L'Oreal S.A. ADR
125 10,241
EssilorLuxottica S.A. ADR
65 7,573
Anheuser-Busch InBev S.A.
ADR
107 7,423
RELX plc ADR
190 6,299
Total Consumer, Non-cyclical 210,905
FINANCIAL - 9 .9%
HSBC Holdings plc ADR
356 29,366
Banco Santander S.A. ADR
1,536 17,326
Allianz SE ADR
396 16,648
Banco Bilbao Vizcaya
Argentaria S.A. ADR
598 12,953
UBS Group AG
322 12,581
UniCredit SpA ADR
314 11,323
Zurich Insurance Group AG
ADR
305 10,831
BNP Paribas S.A. ADR
215 10,232
Intesa Sanpaolo SpA ADR
265 9,696
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen ADR
678 8,522
AXA S.A. ADR
183 8,416
ING Groep N.V. ADR
305 7,945
London Stock Exchange
Group plc ADR
204 6,085
Total Financial 161,924
INDUSTRIAL - 7 .1%
Siemens AG ADR
156 19,013
Schneider Electric SE ADR
301 16,384
Siemens Energy AG ADR
82 13,835
Rolls-Royce Holdings plc ADR
876 13,508
ABB Ltd. ADR
164 13,199
Safran S.A. ADR
154 12,633
Airbus SE ADR
245 11,576
Vinci S.A. ADR
242 9,082
Rheinmetall AG ADR
24 8,064
Total Industrial 117,294
TECHNOLOGY - 4 .4%
ASML Holding N.V. — Class
G
41 54,154
SAP SE ADR
107 18,320
Total Technology 72,474
ENERGY - 3 .8%
Shell plc ADR
295 27,435
TotalEnergies SE ADR
228 20,743
A
A
A SHARES VALUE
COMMON STOCKS - 44.5% (continued)
ENERGY - 3.8% (continued)
BP plc ADR
286 $ 13,442
Total Energy 61,620
UTILITIES - 2 .0%
Iberdrola S.A. ADR
161 14,850
National Grid plc ADR
108 9,137
Enel SpA ADR
811 8,824
Total Utilities 32,811
CONSUMER, CYCLICAL - 1 .9%
LVMH Moet Hennessy Louis
Vuitton SE ADR
130 14,201
Cie Financiere Richemont
S.A. ADR
560 9,895
Hermes International SCA
ADR
37 7,020
Total Consumer, Cyclical 31,116
BASIC MATERIALS - 1 .4%
Air Liquide S.A. ADR
302 12,533
Rio Tinto plc ADR
112 10,448
Total Basic Materials 22,981
COMMUNICATIONS - 1 .2%
Deutsche Telekom AG ADR
366 13,571
Prosus N.V. ADR
640 5,920
Total Communications 19,491
Total Common Stocks
(Cost $431,675) 730,616
MUTUAL FUNDS - 8 .5%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
7,027 70,622
Guggenheim Strategy Fund II
a
2,760 68,294
Total Mutual Funds
(Cost $138,225) 138,916
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 29 .2%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 250,709 250,709
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 227,838 227,838
Total Repurchase Agreements
(Cost $478,547) 478,547
Total Investments - 82.2%
(Cost $1,048,447) $ 1,348,079
Other Assets & Liabilities, net - 17.8% 292,795
Total Net Assets - 100.0% $ 1,640,874

March 31, 2026
376 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EUROPE 1.25x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
a
Affiliated issuer.
b
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Currency Futures Contracts Purchased
Euro FX Futures Contracts 9 Jun 2026 $ 1,305,000 $ (1,760)
Equity Futures Contracts Purchased
STOXX 50 Index Futures Contracts 23 Jun 2026 1,299,284 $ (3,113)
– –
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 730,616 $ — $ — $ 730,616
Mutual Funds 138,916 — — 138,916
Repurchase Agreements — 478,547 — 478,547
Total Assets $ 869,532 $ 478,547 $ — $ 1,348,079
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 1,760 $ — $ — $ 1,760
Equity Futures Contracts
a
3,113 — — 3,113
Total Liabilities $ 4,873 $ — $ — $ 4,873
a
Reported as unrealized appreciation/depreciation at period end.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 377
SEE NOTES TO FINANCIAL STATEMENTS.
EUROPE 1.25x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the year ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
03/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 70,482 $ — $ — $ — $ 140 $ 70,622 7,027 $ 3,072
Guggenheim Strategy
Fund II 68,625 — — — (331) 68,294 2,760 3,529
$ 139,107 $ — $ — $ — $ (191) $ 138,916 $ 6,601

378 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EUROPE 1.25x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $431,675) $ 730,616
Investments in affiliated issuers, at value (cost $138,225) 138,916
Repurchase agreements, at value (cost $478,547) 478,547
Segregated cash due from broker 244,769
Receivables:
Variation margin on futures contracts 33,047
Foreign tax reclaims 17,369
Dividends 2,893
Fund shares sold 2,788
Interest 606
Total assets 1,649,551
LIABILITIES:
Payable for:
Licensing fees 2,092
Investment advisory fees 1,886
Registration fees 1,109
Transfer agent fees 1,094
Distribution and service fees 680
Printing fees 508
Professional fees 444
Fund accounting 385
Trustees’ fees and expenses* 147
Fund shares redeemed 4
Other liabilities 328
Total liabilities
8,677
NET ASSETS $ 1,640,874
NET ASSETS CONSIST OF:
Paid-in capital $ 3,493,996
Total distributable earnings (loss) (1,853,122)
Net assets $ 1,640,874
Class A:
Net assets $ 121,760
Capital shares outstanding 1,003
Net asset value per share $ 121 .39
Maximum offering price per share (Net asset value divided by 95.25%) $ 127 .44
Class C:
Net assets $ 464
Capital shares outstanding 5
Net asset value per share $ 91 .19
Class H:
Net assets $ 1,518,650
Capital shares outstanding 12,704
Net asset value per share $ 119 .55
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 379
SEE NOTES TO FINANCIAL STATEMENTS.
EUROPE 1.25x STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $6,074)
$ 29,716
Dividends from securities of affiliated issuers 6,601
Interest from securities of unaffiliated issuers
67,790
Income from securities lending, net 2,683
Total investment income 106,790
EXPENSES:
Investment advisory fees 29,661
Distribution and service fees:
Class A 892
Class C 450
Class H 7,235
Transfer agent fees:
Class A 709
Class C 92
Class H 5,828
Registration and filing fees 3,510
Fund accounting fees 3,150
Administration fees 1,794
Professional fees 1,634
Custodian fees 521
Trustees’ fees and expenses* 460
Line of credit fees 90
Miscellaneous 3,455
Total expenses 59,481
Less:
Expenses reimbursed by Adviser (6,591)
Expenses waived by Adviser (177)
Total waived/reimbursed expenses (6,768)
Net expenses 52,713
Net investment income 54,077
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (426,773)
Futures contracts (1,182,989)
Foreign currency transactions (919)
Net realized loss (1,610,681)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers 169,302
Investments in affiliated issuers (191)
Futures contracts 205,781
Foreign currency translations 22
Net change in unrealized appreciation (depreciation) 374,914
Net realized and unrealized loss (1,235,767)
Net decrease in net assets resulting from operations $ (1,181,690)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

380 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EUROPE 1.25x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 54,077 $ 106,047
Net realized gain (loss) on investments (1,610,681) 314,299
Net change in unrealized appreciation (depreciation) on investments 374,914 (335,157)
Net increase (decrease) in net assets resulting from operations (1,181,690) 85,189
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (16,676) (7,614)
Class C (1,566) (4,147)
Class H (91,158) (149,240)
Total distributions to shareholders (109,400) (161,001)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 1,179,463 886,834
Class C 106,651 229,601
Class H 95,206,596 261,867,521
Distributions reinvested
Class A 16,642 7,566
Class C 1,279 1,527
Class H 89,341 145,260
Cost of shares redeemed
Class A (1,379,820) (1,142,580)
Class C (238,778) (277,719)
Class H (106,911,705) (249,215,568)
Net increase (decrease) from capital share transactions (11,930,331) 12,502,442
Net increase (decrease) in net assets (13,221,421) 12,426,630
NET ASSETS:
Beginning of year 14,862,295 2,435,665
End of year $ 1,640,874 $ 14,862,295
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 9,886 7,501
Class C 1,178 2,478
Class H 798,794 2,200,191
Shares issued from reinvestment of distributions
Class A 137 73
Class C 14 19
Class H 745 1,419
Shares redeemed
Class A (11,401) (9,481)
Class C (2,695) (2,856)
Class H (916,850) (2,086,128)
Net increase (decrease) in shares (120,192) 113,216

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 381
SEE NOTES TO FINANCIAL STATEMENTS.
EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 113.14 $ 121.23 $ 106.74 $ 101.20 $ 94.56
Income (loss) from investment operations:
Net investment income (loss)
a
1 .76 4 .03 2 .61 1 .76 ( 0 .96 )
Net gain (loss) on investments (realized and unrealized) 13 .74
b
( 0 .15 ) 12 .63 3 .78
b
7 .60
b
Total from investment operations 15 .50 3 .88 15 .24 5 .54 6 .64
Less distributions from:
Net investment income ( 7 .25 ) ( 11 .97 ) ( 0 .75 ) — —
Total distributions ( 7 .25 ) ( 11 .97 ) ( 0 .75 ) — —
Net asset value, end of period $ 121.39 $ 113.14 $ 121.23 $ 106.74 $ 101.20
Total Return
c
13 .66% 4 .06% 14 .35% 5 .48% 7 .02%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 122 $ 269 $ 520 $ 388 $ 482
Ratios to average net assets:
Net investment income (loss) 1 .45% 3 .33% 2 .41% 1 .84% ( 0 .93 ) %
Total expenses
d
1 .79% 1 .74% 1 .74% 1 .79% 1 .72%
Net expenses
e
1 .58% 1 .61% 1 .66% 1 .74% 1 .70%
Portfolio turnover rate 1,775% 4,585% 1,595% 231% 517%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 87.20 $ 96.99 $ 86.21 $ 82.72 $ 77.88
Income (loss) from investment operations:
Net investment income (loss)
a
1 .02 2 .49 1 .28 0 .94 ( 1 .18 )
Net gain (loss) on investments (realized and unrealized) 10 .22
b
( 0 .31 ) 10 .25 2 .55
b
6 .02
b
Total from investment operations 11 .24 2 .18 11 .53 3 .49 4 .84
Less distributions from:
Net investment income ( 7 .25 ) ( 11 .97 ) ( 0 .75 ) — —
Total distributions ( 7 .25 ) ( 11 .97 ) ( 0 .75 ) — —
Net asset value, end of period $ 91.19 $ 87.20 $ 96.99 $ 86.21 $ 82.72
Total Return
c
12 .84% 3 .27% 13 .48% 4 .22% 6 .21%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ —
f
$ 131 $ 181 $ 165 $ 483
Ratios to average net assets:
Net investment income (loss) 1 .14% 2 .59% 1 .47% 1 .17% ( 1 .41 ) %
Total expenses
d
2 .56% 2 .50% 2 .51% 2 .53% 2 .48%
Net expenses
e
2 .36% 2 .36% 2 .42% 2 .48% 2 .46%
Portfolio turnover rate 1,775% 4,585% 1,595% 231% 517%

382 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 111.23 $ 119.37 $ 105.14 $ 100.11 $ 93.56
Income (loss) from investment operations:
Net investment income (loss)
a
1 .96 2 .93 3 .64 1 .01 ( 0 .93 )
Net gain (loss) on investments (realized and unrealized) 13 .61
b
0 .90
b
11 .34 4 .02
b
7 .48
b
Total from investment operations 15 .57 3 .83 14 .98 5 .03 6 .55
Less distributions from:
Net investment income ( 7 .25 ) ( 11 .97 ) ( 0 .75 ) — —
Total distributions ( 7 .25 ) ( 11 .97 ) ( 0 .75 ) — —
Net asset value, end of period $ 119.55 $ 111.23 $ 119.37 $ 105.14 $ 100.11
Total Return 13 .94% 4 .08% 14 .32% 5 .01% 7 .00%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,519 $ 14,461 $ 1,735 $ 13,479 $ 4,182
Ratios to average net assets:
Net investment income (loss) 1 .67% 2 .49% 3 .37% 1 .08% ( 0 .90 ) %
Total expenses
d
1 .79% 1 .77% 1 .76% 1 .77% 1 .71%
Net expenses
e
1 .59% 1 .59% 1 .69% 1 .73% 1 .69%
Portfolio turnover rate 1,775% 4,585% 1,595% 231% 517%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
Less than $1,000 in Net Assets.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 383
SEE NOTES TO FINANCIAL STATEMENTS.
JAPAN 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 47 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 422,691 $ 422,691
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 384,133 384,133
Total Repurchase Agreements
(Cost $806,824) 806,824
Total Investments - 47.5%
(Cost $806,824) $ 806,824
Other Assets & Liabilities, net - 52.5% 890,670
Total Net Assets - 100.0% $ 1,697,494
a
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Currency Futures Contracts Purchased
Japanese Yen Futures Contracts 43 Jun 2026 $ 3,408,019 $ (21,052)
Equity Futures Contracts Purchased
Micro Nikkei Stock Average Futures Contracts 18 Jun 2026 477,900 $ (1,257)
Nikkei 225 (CME) Index Futures Contracts 11 Jun 2026 2,919,950 (77,801)
$ (79,058)
– –
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
CME — Chicago Mercantile Exchange

March 31, 2026
384 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
JAPAN 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 806,824 $ — $ 806,824
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 21,052 $ — $ — $ 21,052
Equity Futures Contracts
a
79,058 — — 79,058
Total Liabilities $ 100,110 $ — $ — $ 100,110
a
Reported as unrealized appreciation/depreciation at period end.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 385
SEE NOTES TO FINANCIAL STATEMENTS.
JAPAN 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Repurchase agreements, at value (cost $806,824) $ 806,824
Segregated cash due from broker 700,931
Receivables:
Variation margin on futures contracts 132,624
Fund shares sold 65,475
Interest 105
Total assets 1,705,959
LIABILITIES:
Due to custodian 2,100
Payable for:
Fund shares redeemed 2,063
Investment advisory fees 1,159
Transfer agent fees 978
Registration fees 551
Distribution and service fees 430
Fund accounting 296
Trustees’ fees and expenses* 106
Other liabilities 782
Total liabilities
8,465
NET ASSETS $ 1,697,494
NET ASSETS CONSIST OF:
Paid-in capital $ 3,229,144
Total distributable earnings (loss) (1,531,650)
Net assets $ 1,697,494
Class A:
Net assets $ 231,348
Capital shares outstanding 1,206
Net asset value per share $ 191 .91
Maximum offering price per share (Net asset value divided by 95.25%) $ 201 .48
Class C:
Net assets $ 18,584
Capital shares outstanding 112
Net asset value per share $ 165 .29
Class H:
Net assets $ 1,447,562
Capital shares outstanding 7,479
Net asset value per share $ 193 .55
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

386 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
JAPAN 2x STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Interest
$ 69,006
Total investment income 69,006
EXPENSES:
Investment advisory fees 13,594
Distribution and service fees:
Class A 932
Class C 60
Class H 3,584
Transfer agent fees:
Class A 753
Class C 11
Class H 2,879
Registration and filing fees 1,791
Fund accounting fees 1,754
Administration fees 946
Professional fees 848
Custodian fees 432
Trustees’ fees and expenses* 245
Miscellaneous 923
Total expenses 28,752
Less:
Expenses reimbursed by Adviser (906)
Net expenses 27,846
Net investment income 41,160
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Futures contracts 778,916
Net realized gain 778,916
Net change in unrealized appreciation (depreciation) on:
Investments 1
Futures contracts (74,300)
Net change in unrealized appreciation (depreciation) (74,299)
Net realized and unrealized gain 704,617
Net increase in net assets resulting from operations $ 745,777
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 387
SEE NOTES TO FINANCIAL STATEMENTS.
JAPAN 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 41,160 $ 55,177
Net realized gain (loss) on investments 778,916 (733,749)
Net change in unrealized appreciation (depreciation) on investments (74,299) 27,072
Net increase (decrease) in net assets resulting from operations 745,777 (651,500)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (4,835) (12,545)
Class C (6) (28)
Class H (15,220) (51,240)
Total distributions to shareholders (20,061) (63,813)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 241,005 143,799
Class C 40,946 6,497
Class H 14,799,619 3,550,004
Distributions reinvested
Class A 4,835 12,545
Class C 6 28
Class H 14,359 49,842
Cost of shares redeemed
Class A (471,808) (241,379)
Class C (20,623) (24,310)
Class H (14,496,961) (4,731,495)
Net increase (decrease) from capital share transactions 111,378 (1,234,469)
Net increase (decrease) in net assets 837,094 (1,949,782)
NET ASSETS:
Beginning of year 860,400 2,810,182
End of year $ 1,697,494 $ 860,400
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 1,441 1,083
Class C 223 55
Class H 81,086 26,288
Shares issued from reinvestment of distributions
Class A 26 93
Class H 77 367
Shares redeemed
Class A (2,439) (1,828)
Class C (116) (205)
Class H (79,072) (35,841)
Net increase (decrease) in shares 1,226 (9,988)

388 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 112.97 $ 159.13 $ 117.27 $ 142.84 $ 201.08
Income (loss) from investment operations:
Net investment income (loss)
a
3 .96 4 .71 4 .91 1 .39 ( 2 .21 )
Net gain (loss) on investments (realized and unrealized) 77 .03 ( 45 .29 ) 44 .41 ( 26 .96 ) ( 56 .03 )
Total from investment operations 80 .99 ( 40 .58 ) 49 .32 ( 25 .57 ) ( 58 .24 )
Less distributions from:
Net investment income ( 2 .05 ) ( 5 .58 ) ( 7 .46 ) — —
Total distributions ( 2 .05 ) ( 5 .58 ) ( 7 .46 ) — —
Net asset value, end of period $ 191.91 $ 112.97 $ 159.13 $ 117.27 $ 142.84
Total Return
b
71 .76% ( 26 .07 ) % 44 .34% ( 17 .90 ) % ( 28 .96 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 231 $ 246 $ 450 $ 207 $ 207
Ratios to average net assets:
Net investment income (loss) 2 .33% 3 .50% 3 .77% 1 .27% ( 1 .22 ) %
Total expenses
c
1 .59% 1 .58% 1 .57% 1 .50% 1 .51%
Net expenses
d
1 .54% 1 .53% 1 .54% 1 .49% 1 .49%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 98.18 $ 140.30 $ 104.92 $ 128.84 $ 182.53
Income (loss) from investment operations:
Net investment income (loss)
a
1 .68 4 .00 3 .51 0 .39 ( 3 .48 )
Net gain (loss) on investments (realized and unrealized) 67 .48 ( 40 .54 ) 39 .33 ( 24 .31 ) ( 50 .21 )
Total from investment operations 69 .16 ( 36 .54 ) 42 .84 ( 23 .92 ) ( 53 .69 )
Less distributions from:
Net investment income ( 2 .05 ) ( 5 .58 ) ( 7 .46 ) — —
Total distributions ( 2 .05 ) ( 5 .58 ) ( 7 .46 ) — —
Net asset value, end of period $ 165.29 $ 98.18 $ 140.30 $ 104.92 $ 128.84
Total Return
b
70 .51% ( 26 .70 ) % 43 .33% ( 18 .57 ) % ( 29 .41 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 19 $ —
e
$ 22 $ 4 $ 5
Ratios to average net assets:
Net investment income (loss) 0 .91% 3 .25% 3 .05% 0 .40% ( 2 .00 ) %
Total expenses
c
2 .30% 2 .29% 2 .30% 2 .30% 2 .25%
Net expenses
d
2 .25% 2 .25% 2 .27% 2 .30% 2 .24%
Portfolio turnover rate — — — — —

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 389
SEE NOTES TO FINANCIAL STATEMENTS.
JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 113.93 $ 160.43 $ 118.13 $ 143.98 $ 202.65
Income (loss) from investment operations:
Net investment income (loss)
a
4 .04 4 .83 4 .48 1 .64 ( 2 .25 )
Net gain (loss) on investments (realized and unrealized) 77 .63 ( 45 .75 ) 45 .28 ( 27 .49 ) ( 56 .42 )
Total from investment operations 81 .67 ( 40 .92 ) 49 .76 ( 25 .85 ) ( 58 .67 )
Less distributions from:
Net investment income ( 2 .05 ) ( 5 .58 ) ( 7 .46 ) — —
Total distributions ( 2 .05 ) ( 5 .58 ) ( 7 .46 ) — —
Net asset value, end of period $ 193.55 $ 113.93 $ 160.43 $ 118.13 $ 143.98
Total Return 71 .76% ( 26 .07 ) % 44 .34% ( 17 .95 ) % ( 28 .95 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,448 $ 614 $ 2,338 $ 7,347 $ 1,049
Ratios to average net assets:
Net investment income (loss) 2 .26% 3 .53% 3 .54% 1 .48% ( 1 .22 ) %
Total expenses
c
1 .58% 1 .58% 1 .58% 1 .54% 1 .51%
Net expenses
d
1 .53% 1 .53% 1 .56% 1 .53% 1 .49%
Portfolio turnover rate — — — — —
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
Less than $1,000 in Net Assets.

March 31, 2026
390 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STRENGTHENING DOLLAR 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 73 .7%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 823,243 $ 823,243
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 748,144 748,144
Total Repurchase Agreements
(Cost $1,571,387) 1,571,387
Total Investments - 73.7%
(Cost $1,571,387) $ 1,571,387
Other Assets & Liabilities, net - 26.3% 560,626
Total Net Assets - 100.0% $ 2,132,013
a
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Currency Futures Contracts Purchased
U.S. Dollar Index Futures Contracts 29 Jun 2026 $ 2,889,705 $ 17,165
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Currency Index Swap Agreements
Goldman Sachs
International U.S. Dollar Index Pay N/A At Maturity 06/17/26 13,713 $ 1,365,483 $ (4,517)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 1,571,387 $ — $ 1,571,387

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 391
SEE NOTES TO FINANCIAL STATEMENTS.
STRENGTHENING DOLLAR 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 17,165 $ — $ — $ 17,165
Total Assets $ 17,165 $ 1,571,387 $ — $ 1,588,552
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Index Swap Agreements
a
$ — $ 4,517 $ — $ 4,517
a
Reported as unrealized appreciation/depreciation at period end.

392 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Repurchase agreements, at value (cost $1,571,387) $ 1,571,387
Segregated cash due from broker 611,807
Receivables:
Fund shares sold 21,161
Interest 205
Total assets 2,204,560
LIABILITIES:
Unrealized depreciation on OTC swap agreements 4,517
Due to custodian 10,000
Payable for:
Fund shares redeemed 28,059
Variation margin on futures contracts 20,532
Licensing fees 4,759
Investment advisory fees 1,266
Transfer agent fees 818
Distribution and service fees 445
Fund accounting 251
Trustees’ fees and expenses* 113
Other liabilities 1,787
Total liabilities
72,547
NET ASSETS $ 2,132,013
NET ASSETS CONSIST OF:
Paid-in capital $ 23,152,709
Total distributable earnings (loss) (21,020,696)
Net assets $ 2,132,013
Class A:
Net assets $ 413,212
Capital shares outstanding 7,208
Net asset value per share $ 57 .32
Maximum offering price per share (Net asset value divided by 95.25%) $ 60 .18
Class C:
Net assets $ 81,790
Capital shares outstanding 1,718
Net asset value per share $ 47 .61
Class H:
Net assets $ 1,637,011
Capital shares outstanding 28,673
Net asset value per share $ 57 .09
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 393
SEE NOTES TO FINANCIAL STATEMENTS.
STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Interest
$ 84,283
Total investment income 84,283
EXPENSES:
Investment advisory fees 19,060
Distribution and service fees:
Class A 929
Class C 864
Class H 4,150
Transfer agent fees:
Class A 755
Class C 171
Class H 3,295
Licensing fees 6,360
Registration and filing fees 2,201
Fund accounting fees 2,025
Administration fees 1,151
Professional fees 1,091
Trustees’ fees and expenses* 299
Custodian fees 297
Miscellaneous 998
Total expenses 43,646
Less:
Expenses reimbursed by Adviser (2,118)
Net expenses 41,528
Net investment income 42,755
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Swap agreements (41,941)
Futures contracts (51,167)
Net realized loss (93,108)
Net change in unrealized appreciation (depreciation) on:
Swap agreements (12,582)
Futures contracts (4,271)
Net change in unrealized appreciation (depreciation) (16,853)
Net realized and unrealized loss (109,961)
Net decrease in net assets resulting from operations $ (67,206)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

394 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 42,755 $ 91,521
Net realized loss on investments (93,108) (425,633)
Net change in unrealized appreciation (depreciation) on investments (16,853) (43,490)
Net decrease in net assets resulting from operations (67,206) (377,602)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (18,510) (13,671)
Class C (6,020) (131)
Class H (66,991) (150,721)
Total distributions to shareholders (91,521) (164,523)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 1,366,752 660,718
Class C 514,503 35,194
Class H 39,178,842 117,911,292
Distributions reinvested
Class A 18,370 12,913
Class C 6,020 131
Class H 66,991 140,209
Cost of shares redeemed
Class A (1,340,273) (689,981)
Class C (435,477) (42,351)
Class H (39,261,168) (117,748,091)
Net increase from capital share transactions 114,560 280,034
Net decrease in net assets (44,167) (262,091)
NET ASSETS:
Beginning of year 2,176,180 2,438,271
End of year $ 2,132,013 $ 2,176,180
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 23,482 10,173
Class C 10,375 636
Class H 686,765 1,810,989
Shares issued from reinvestment of distributions
Class A 332 195
Class C 131 2
Class H 1,217 2,130
Shares redeemed
Class A (23,069) (10,677)
Class C (8,830) (766)
Class H (687,224) (1,817,243)
Net increase (decrease) in shares 3,179 (4,561)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 395
SEE NOTES TO FINANCIAL STATEMENTS.
STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 63.44 $ 62.78 $ 58.06 $ 52.63 $ 48.47
Income (loss) from investment operations:
Net investment income (loss)
a
1 .20 1 .97 2 .11 0 .38 ( 0 .64 )
Net gain (loss) on investments (realized and unrealized) ( 4 .29 ) 1 .03
b
3 .88
b
5 .05
b
4 .80
Total from investment operations ( 3 .09 ) 3 .00 5 .99 5 .43 4 .16
Less distributions from:
Net investment income ( 3 .03 ) ( 2 .34 ) ( 1 .27 ) — —
Total distributions ( 3 .03 ) ( 2 .34 ) ( 1 .27 ) — —
Net asset value, end of period $ 57.32 $ 63.44 $ 62.78 $ 58.06 $ 52.63
Total Return
c
( 4 .69 ) % 4 .61% 10 .36% 10 .32% 8 .58%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 413 $ 410 $ 425 $ 624 $ 1,023
Ratios to average net assets:
Net investment income (loss) 2 .08% 3 .06% 3 .50% 0 .64% ( 1 .32 ) %
Total expenses
d
2 .04% 2 .02% 1 .91% 1 .82% 1 .89%
Net expenses
e
1 .94% 1 .92% 1 .83% 1 .79% 1 .86%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 54.07 $ 53.82 $ 50.31 $ 45.94 $ 42.62
Income (loss) from investment operations:
Net investment income (loss)
a
0 .61 1 .28 1 .38 0 .23 ( 0 .87 )
Net gain (loss) on investments (realized and unrealized) ( 4 .04 ) 1 .31
b
3 .40
b
4 .14
b
4 .19
Total from investment operations ( 3 .43 ) 2 .59 4 .78 4 .37 3 .32
Less distributions from:
Net investment income ( 3 .03 ) ( 2 .34 ) ( 1 .27 ) — —
Total distributions ( 3 .03 ) ( 2 .34 ) ( 1 .27 ) — —
Net asset value, end of period $ 47.61 $ 54.07 $ 53.82 $ 50.31 $ 45.94
Total Return
c
( 5 .42 ) % 3 .83% 9 .57% 9 .51% 7 .79%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 82 $ 2 $ 9 $ 38 $ 34
Ratios to average net assets:
Net investment income (loss) 1 .26% 2 .34% 2 .66% 0 .43% ( 2 .07 ) %
Total expenses
d
2 .78% 2 .82% 2 .64% 2 .56% 2 .66%
Net expenses
e
2 .68% 2 .67% 2 .57% 2 .52% 2 .62%
Portfolio turnover rate — — — — —

396 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 63.19 $ 62.55 $ 57.86 $ 52.44 $ 48.29
Income (loss) from investment operations:
Net investment income (loss)
a
1 .17 1 .90 2 .07 0 .67 ( 0 .66 )
Net gain (loss) on investments (realized and unrealized) ( 4 .24 ) 1 .08
b
3 .89
b
4 .75
b
4 .81
Total from investment operations ( 3 .07 ) 2 .98 5 .96 5 .42 4 .15
Less distributions from:
Net investment income ( 3 .03 ) ( 2 .34 ) ( 1 .27 ) — —
Total distributions ( 3 .03 ) ( 2 .34 ) ( 1 .27 ) — —
Net asset value, end of period $ 57.09 $ 63.19 $ 62.55 $ 57.86 $ 52.44
Total Return ( 4 .69 ) % 4 .61% 10 .35% 10 .34% 8 .59%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,637 $ 1,764 $ 2,004 $ 6,596 $ 4,190
Ratios to average net assets:
Net investment income (loss) 2 .04% 2 .92% 3 .46% 1 .08% ( 1 .36 ) %
Total expenses
d
2 .03% 2 .01% 1 .90% 1 .81% 1 .89%
Net expenses
e
1 .93% 1 .91% 1 .83% 1 .77% 1 .85%
Portfolio turnover rate — — — — —
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 397
SEE NOTES TO FINANCIAL STATEMENTS.
WEAKENING DOLLAR 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 75 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 397,885 $ 397,885
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 361,589 361,589
Total Repurchase Agreements
(Cost $759,474) 759,474
Total Investments - 75.3%
(Cost $759,474) $ 759,474
Other Assets & Liabilities, net - 24.7% 249,178
Total Net Assets - 100.0% $ 1,008,652
a
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Currency Futures Contracts Sold Short
U.S. Dollar Index Futures Contracts 17 Jun 2026 $ 1,693,965 $ (10,971)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Currency Index Swap Agreements Sold Short
Goldman Sachs
International U.S. Dollar Index Receive N/A At Maturity 06/17/26 3,502 $ 348,704 $ 1,297
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 759,474 $ — $ 759,474

March 31, 2026
398 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
WEAKENING DOLLAR 2x STRATEGY FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Index Swap Agreements
a
$ — $ 1,297 $ — $ 1,297
Total Assets $ — $ 760,771 $ — $ 760,771
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 10,971 $ — $ — $ 10,971
a
Reported as unrealized appreciation/depreciation at period end.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 399
SEE NOTES TO FINANCIAL STATEMENTS.
WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Repurchase agreements, at value (cost $759,474) $ 759,474
Segregated cash due from broker 281,715
Unrealized appreciation on OTC swap agreements 1,297
Receivables:
Fund shares sold 26,812
Variation margin on futures contracts 12,036
Interest 99
Total assets 1,081,433
LIABILITIES:
Due to custodian 10,000
Payable for:
Fund shares redeemed 57,533
Investment advisory fees 690
Transfer agent fees 478
Distribution and service fees 252
Fund accounting 136
Trustees’ fees and expenses* 68
Other liabilities 3,624
Total liabilities
72,781
NET ASSETS $ 1,008,652
NET ASSETS CONSIST OF:
Paid-in capital $ 11,453,100
Total distributable earnings (loss) (10,444,448)
Net assets $ 1,008,652
Class A:
Net assets $ 257,824
Capital shares outstanding 1,899
Net asset value per share $ 135 .76
Maximum offering price per share (Net asset value divided by 95.25%) $ 142 .53
Class C:
Net assets $ 56,562
Capital shares outstanding 503
Net asset value per share $ 112 .38
Class H:
Net assets $ 694,266
Capital shares outstanding 5,124
Net asset value per share $ 135 .51
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

400 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Interest
$ 57,617
Total investment income 57,617
EXPENSES:
Investment advisory fees 12,820
Distribution and service fees:
Class A 511
Class C 546
Class H 2,914
Transfer agent fees:
Class A 412
Class C 108
Class H 2,384
Licensing fees 4,174
Registration and filing fees 1,487
Fund accounting fees 1,353
Administration fees 790
Professional fees 714
Trustees’ fees and expenses* 199
Custodian fees 195
Miscellaneous 768
Total expenses 29,375
Less:
Expenses reimbursed by Adviser (1,424)
Net expenses 27,951
Net investment income 29,666
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Swap agreements 20,384
Futures contracts 81,006
Net realized gain 101,390
Net change in unrealized appreciation (depreciation) on:
Swap agreements 4,219
Futures contracts 2,852
Net change in unrealized appreciation (depreciation) 7,071
Net realized and unrealized gain 108,461
Net increase in net assets resulting from operations $ 138,127
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 401
SEE NOTES TO FINANCIAL STATEMENTS.
WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 29,666 $ 38,524
Net realized gain (loss) on investments 101,390 (127,751)
Net change in unrealized appreciation (depreciation) on investments 7,071 10,364
Net increase (decrease) in net assets resulting from operations 138,127 (78,863)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (6,393) (7,608)
Class C (2,276) (19)
Class H (29,851) (39,911)
Total distributions to shareholders (38,520) (47,538)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 200,272 86,458
Class C 65,623 500
Class H 18,536,218 51,979,406
Distributions reinvested
Class A 5,843 7,603
Class C 2,171 19
Class H 29,140 39,070
Cost of shares redeemed
Class A (121,938) (123,981)
Class C (8,165) (364)
Class H (18,907,200) (51,700,123)
Net increase (decrease) from capital share transactions (198,036) 288,588
Net increase (decrease) in net assets (98,429) 162,187
NET ASSETS:
Beginning of year 1,107,081 944,894
End of year $ 1,008,652 $ 1,107,081
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 1,418 653
*
Class C 553 4
*
Class H 129,455 370,718
*
Shares issued from reinvestment of distributions
Class A 41 60
*
Class C 18 1
*
Class H 207 311
*
Shares redeemed
Class A (849) (920)
*
Class C (72) (3)
*
Class H (131,618) (369,279)
*
Net increase (decrease) in shares (847) 1,545
*
* Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

402 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 132.43 $ 138.60 $ 146.87 $ 166.41 $ 191.12
Income (loss) from investment operations:
Net investment income (loss)
b
2 .97 4 .22 4 .98 1 .56 ( 2 .22 )
Net gain (loss) on investments (realized and unrealized) 5 .06 ( 4 .85 ) ( 11 .78 ) ( 21 .10 ) ( 22 .49 )
Total from investment operations 8 .03 ( 0 .63 ) ( 6 .80 ) ( 19 .54 ) ( 24 .71 )
Less distributions from:
Net investment income ( 4 .70 ) ( 5 .54 ) ( 1 .47 ) — —
Total distributions ( 4 .70 ) ( 5 .54 ) ( 1 .47 ) — —
Net asset value, end of period $ 135.76 $ 132.43 $ 138.60 $ 146.87 $ 166.41
Total Return
c
5 .94% ( 0 .25 ) % ( 4 .65 ) % ( 11 .72 ) % ( 12 .95 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 258 $ 171 $ 207 $ 225 $ 192
Ratios to average net assets:
Net investment income (loss) 2 .06% 3 .11% 3 .48% 1 .10% ( 1 .18 ) %
Total expenses
d
2 .03% 2 .02% 1 .91% 1 .74% 1 .90%
Net expenses
e
1 .93% 1 .92% 1 .83% 1 .69% 1 .84%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 99.50 $ 118.40 $ 126.79 $ 144.70 $ 167.43
Income (loss) from investment operations:
Net investment income (loss)
b
1 .49 2 .56 3 .60 0 .96 ( 3 .18 )
Net gain (loss) on investments (realized and unrealized) 16 .09 ( 15 .92 ) ( 10 .52 ) ( 18 .87 ) ( 19 .55 )
Total from investment operations 17 .58 ( 13 .36 ) ( 6 .92 ) ( 17 .91 ) ( 22 .73 )
Less distributions from:
Net investment income ( 4 .70 ) ( 5 .54 ) ( 1 .47 ) — —
Total distributions ( 4 .70 ) ( 5 .54 ) ( 1 .47 ) — —
Net asset value, end of period $ 112.38 $ 99.50 $ 118.40 $ 126.79 $ 144.70
Total Return
c
5 .14% ( 1 .14 ) % ( 5 .51 ) % ( 12 .38 ) % ( 13 .57 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 57 $ — $ — $ 6 $ 15
Ratios to average net assets:
Net investment income (loss) 1 .24% 2 .23% 2 .87% 0 .81% ( 1 .93 ) %
Total expenses
d
2 .78% 2 .73% 2 .53% 2 .37% 2 .66%
Net expenses
e
2 .68% 2 .73% 2 .46% 2 .32% 2 .59%
Portfolio turnover rate — — — — —

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 403
SEE NOTES TO FINANCIAL STATEMENTS.
WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 132.20 $ 138.35 $ 146.60 $ 166.11 $ 190.78
Income (loss) from investment operations:
Net investment income (loss)
b
3 .05 4 .20 5 .04 1 .65 ( 2 .19 )
Net gain (loss) on investments (realized and unrealized) 4 .96 ( 4 .81 ) ( 11 .82 ) ( 21 .16 ) ( 22 .48 )
Total from investment operations 8 .01 ( 0 .61 ) ( 6 .78 ) ( 19 .51 ) ( 24 .67 )
Less distributions from:
Net investment income ( 4 .70 ) ( 5 .54 ) ( 1 .47 ) — —
Total distributions ( 4 .70 ) ( 5 .54 ) ( 1 .47 ) — —
Net asset value, end of period $ 135.51 $ 132.20 $ 138.35 $ 146.60 $ 166.11
Total Return 5 .93% ( 0 .24 ) % ( 4 .64 ) % ( 11 .74 ) % ( 12 .93 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 694 $ 936 $ 737 $ 1,363 $ 1,005
Ratios to average net assets:
Net investment income (loss) 2 .13% 3 .07% 3 .50% 1 .18% ( 1 .17 ) %
Total expenses
d
2 .03% 2 .01% 1 .89% 1 .74% 1 .90%
Net expenses
e
1 .93% 1 .91% 1 .81% 1 .69% 1 .84%
Portfolio turnover rate — — — — —
a
Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not reflect the impact of any applicable sales charges.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

March 31, 2026
404 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 25 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 45,773,788 $ 45,773,788
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 41,598,202 41,598,202
Total Repurchase Agreements
(Cost $87,371,990) 87,371,990
FEDERAL AGENCY DISCOUNT NOTES - 24 .9%
Federal Home Loan Bank
3.65% due 05/29/26
b
14,750,000 14,664,055
3.66% due 05/08/26
b
10,850,000 10,809,297
3.65% due 05/13/26
b
10,000,000 9,957,650
3.64% due 04/08/26
b
9,000,000 8,993,648
3.61% due 04/15/26
b
9,000,000 8,987,491
3.64% due 04/06/26
b
8,000,000 7,995,967
3.65% due 04/17/26
b
8,000,000 7,987,147
Federal Farm Credit Bank
3.64% due 04/09/26
b
10,000,000 9,991,922
Freddie Mac
3.64% due 04/23/26
b
5,550,000 5,537,671
Total Federal Agency Discount Notes
(Cost $84,924,848) 84,924,848
U.S. TREASURY BILLS - 23 .3%
U.S. Treasury Bills
3.62% due 04/16/26
b
20,000,000 19,970,042
3.64% due 06/18/26
b
11,000,000 10,913,978
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 23.3% (continued)
3.63% due 04/02/26
b
$ 10,000,000 $ 9,998,998
3.62% due 04/07/26
b
10,000,000 9,993,981
3.63% due 04/14/26
b
10,000,000 9,986,949
3.65% due 04/30/26
b
10,000,000 9,970,736
3.77% due 03/18/27
b
9,000,000 8,680,959
Total U.S. Treasury Bills
(Cost $79,515,643) 79,515,643
FEDERAL AGENCY NOTES - 17 .0%
Federal Farm Credit Bank
3.76% (Federal Reserve Bank
Prime Loan Rate -2.99%,
Rate Floor: 0.00%) due
06/18/26
◊
10,000,000 10,001,465
3.71% (Federal Reserve Bank
Prime Loan Rate -3.04%,
Rate Floor: 0.00%) due
05/21/26
◊
10,000,000 10,000,364
3.71% (U.S. Prime Rate -
3.04%, Rate Floor: 0.00%)
due 06/12/26
◊
9,512,000 9,511,761
Federal Home Loan Bank
3.68% (SOFR + 0.05%, Rate
Floor: 0.00%) due 07/20/26
◊
10,000,000 10,000,000
3.55% due 09/23/26 8,575,000 8,573,844
Farmer Mac
1.00% due 05/20/26 10,015,000 9,979,112
Total Federal Agency Notes
(Cost $58,066,546) 58,066,546
Total Investments - 90.8%
(Cost $309,879,027) $ 309,879,027
Other Assets & Liabilities, net - 9.2% 31,466,946
Total Net Assets - 100.0% $ 341,345,973
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Repurchase Agreements — See Note 6 .
b
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
SOFR — Secured Overnight Financing Rate

March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 405
SEE NOTES TO FINANCIAL STATEMENTS.
U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 87,371,990 $ — $ 87,371,990
Federal Agency Discount Notes — 84,924,848 — 84,924,848
U.S. Treasury Bills — 79,515,643 — 79,515,643
Federal Agency Notes — 58,066,546 — 58,066,546
Total Assets $ — $ 309,879,027 $ — $ 309,879,027
– – – –

406 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $222,507,037) $ 222,507,037
Repurchase agreements, at value (cost $87,371,990) 87,371,990
Segregated cash due from broker 24,715,390
Receivables:
Fund shares sold 12,989,355
Interest 277,609
Total assets 347,861,381
LIABILITIES:
Payable for:
Fund shares redeemed 6,022,665
Investment advisory fees 120,106
Transfer agent fees 99,052
Fund accounting 36,955
Distributions to shareholders 26,064
Trustees’ fees and expenses* 12,890
Other liabilities 197,676
Total liabilities
6,515,408
NET ASSETS $ 341,345,973
NET ASSETS CONSIST OF:
Paid-in capital $ 341,192,557
Total distributable earnings (loss) 153,416
Net assets $ 341,345,973
Capital shares outstanding 341,170,807
Net asset value per share $ 1 .00
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 407
SEE NOTES TO FINANCIAL STATEMENTS.
U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Interest
$ 10,728,654
Total investment income 10,728,654
EXPENSES:
Investment advisory fees 1,306,036
Transfer agent fees 439,432
Registration and filing fees 268,747
Fund accounting fees 247,882
Administration fees 139,061
Professional fees 131,664
Trustees’ fees and expenses* 35,927
Custodian fees 35,523
Miscellaneous 136,337
Total expenses 2,740,609
Net expenses 2,740,609
Net investment income 7,988,045
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 16,268
Net realized gain 16,268
Net increase in net assets resulting from operations $ 8,004,313
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

408 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 7,988,045 $ 10,300,337
Net realized gain on investments 16,268 2,129
Net increase in net assets resulting from operations 8,004,313 10,302,466
Distributions to shareholders (7,988,255) (10,300,331)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares 6,314,736,037 5,458,985,385
Distributions reinvested 7,836,061 10,212,588
Cost of shares redeemed (6,269,662,141) (5,456,429,907)
Net increase from capital share transactions 52,909,957 12,768,066
Net increase in net assets 52,926,015 12,770,201
NET ASSETS:
Beginning of year 288,419,958 275,649,757
End of year $ 341,345,973 $ 288,419,958
CAPITAL SHARE ACTIVITY:
Shares sold 6,314,736,338 5,458,985,385
Shares issued from reinvestment of distributions 7,836,060 10,212,748
Shares redeemed (6,269,662,141) (5,456,429,908)
Net increase in shares 52,910,257 12,768,225

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 409
SEE NOTES TO FINANCIAL STATEMENTS.
U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income (loss) from investment operations:
Net investment income (loss)
a
0 .03 0 .04 0 .04 0 .02 0 .00
*
Net gain (loss) on investments (realized and unrealized) 0 .00
*
0 .00
*
0 .00
*
0 .00
*
0 .00
*
Total from investment operations 0 .03 0 .04 0 .04 0 .02 0 .00
Less distributions from:
Net investment income ( 0 .03 ) ( 0 .04 ) ( 0 .04 ) ( 0 .02 ) —
Net realized gains — 0 .00
*
0 .00
*
— —
Total distributions ( 0 .03 ) ( 0 .04 ) ( 0 .04 ) ( 0 .02 ) —
Net asset value, end of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return 3 .10% 3 .98% 4 .33% 1 .86% —
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 341,346 $ 288,420 $ 275,650 $ 311,699 $ 356,201
Ratios to average net assets:
Net investment income (loss) 3 .06% 3 .91% 4 .26% 1 .81% ( 0 .04 ) %
Total expenses 1 .05% 1 .05% 1 .05% 0 .99% 0 .95%
Net expenses
b
1 .05% 1 .05% 1 .05% 0 .86% 0 .12%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
*
Less than $0.01 per share.

410 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
NOTES TO FINANCIAL STATEMENTS
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”).
The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.
The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of
Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but are subject to a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares are subject to a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31,
2026, the Trust consisted of fifty-one Funds.
This report covers the following Funds:
Fund Name Diversification Status
Banking Fund Diversified
Basic Materials Fund Diversified
Biotechnology Fund Diversified
Consumer Products Fund Diversified
Electronics Fund Non-diversified
Energy Fund Diversified
Energy Services Fund Non-diversified
Financial Services Fund Diversified
Health Care Fund Diversified
Internet Fund Diversified
Leisure Fund Diversified
Precious Metals Fund Non-diversified
Real Estate Fund Diversified
Retailing Fund Diversified
Technology Fund Diversified
Telecommunications Fund Non-diversified
Transportation Fund Diversified
Utilities Fund Diversified
Dow Jones Industrial Average
®
Fund Non-diversified
Mid-Cap 1.5x Strategy Fund Non-diversified

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 411
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
NOTES TO FINANCIAL STATEMENTS
(continued)
At March 31, 2026, Investor Class, Class A, Class C, Class H, and Money Market Class shares have been issued by the
Funds.
The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.
Each of the Sector Funds invests in a specific industry sector. To the extent that the investments of a Sector Fund are concentrated in a single sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/
or increased competition affecting such sector.
The Sector Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in the sector referenced in each Fund’s name.
Fund Name Diversification Status
Inverse Mid-Cap Strategy Fund Non-diversified
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund Non-diversified
NASDAQ-100
®
Fund Non-diversified
Inverse NASDAQ-100
®
Strategy Fund Non-diversified
Russell 2000
®
1.5x Strategy Fund Non-diversified
Russell 2000
®
Fund Non-diversified
Inverse Russell 2000
®
Strategy Fund Non-diversified
Nova Fund Non-diversified
S&P 500
®
Fund Non-diversified
Inverse S&P 500
®
Strategy Fund Non-diversified
S&P 500
®
Pure Growth Fund Non-diversified
S&P 500
®
Pure Value Fund Non-diversified
S&P MidCap 400
®
Pure Growth Fund Non-diversified
S&P MidCap 400
®
Pure Value Fund Non-diversified
S&P SmallCap 600
®
Pure Growth Fund Non-diversified
S&P SmallCap 600
®
Pure Value Fund Non-diversified
Emerging Markets Bond Strategy Fund Diversified
Government Long Bond 1.2x Strategy Fund Diversified
Inverse Government Long Bond Strategy Fund Diversified
High Yield Strategy Fund Non-diversified
Inverse High Yield Strategy Fund Non-diversified
Emerging Markets 2x Strategy Fund Non-diversified
Inverse Emerging Markets 2x Strategy Fund Non-diversified
Europe 1.25x Strategy Fund Non-diversified
Japan 2x Strategy Fund Non-diversified
Strengthening Dollar 2x Strategy Fund Non-diversified
Weakening Dollar 2x Strategy Fund Non-diversified
U.S. Government Money Market Fund Diversified
Note 1 ‒ Organization and Significant Accounting Policies (continued)

412 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares.
GI and GFD are affiliated entities.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.
The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange
(“NYSE”), usually 4:00 p.m. for the Russell 2000
®
Fund, S&P 500
®
Fund, Emerging Markets 2x Strategy Fund, Inverse
Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the March 31, 2026, afternoon NAV.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”
and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 413
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-
traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940
Act, which approximates market value.
With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures
Note 1 ‒ Organization and Significant Accounting Policies (continued)

414 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’
Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
(c) Short Sales
When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
(d) Futures Contracts
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(e) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.
Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
(f) Currency Translations
The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 415
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.
The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
(g) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of March 31, 2026, no additional provisions for income tax were required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal
Revenue Service, state departments of revenue and by foreign tax authorities. During the year ended March 31, 2026, cash paid for income taxes in foreign jurisdictions, net of refunds received, if any, was immaterial to the Funds.
(h) Security Transactions
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment
Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available.
Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
(i) Distributions
Dividends from net investment income are declared daily and paid monthly for the Government Long Bond 1.2x Strategy
Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

416 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
(j) Class Allocations
Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated across share classes based upon the value of the outstanding shares in each share class.
Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.
(k) Cash
The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.64% at March 31, 2026.
(l) Indemnifications
Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the
Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Financial Statements.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction.
Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 417
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.
Liquidity: the ability to buy or sell exposure with little price/market impact.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract;
(iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds' Statements of Assets and
Liabilities; securities held as collateral are noted on the Funds' Schedules of Investments.
The following table represents the Funds’ use and volume of futures on a monthly basis:
Average Notional Amount
Fund Use Long Short
Dow Jones Industrial Average
®
Fund Index exposure, Liquidity $ 749,455 $ —
Mid-Cap 1.5x Strategy Fund Index exposure, Leverage, Liquidity 2,305,181 —
Inverse Mid-Cap Strategy Fund Index exposure, Liquidity — 2,768,592
Monthly Rebalance NASDAQ-100
®
2x
Strategy Fund Index exposure, Leverage, Liquidity 422,863,550 —
NASDAQ-100
®
Fund Index exposure, Liquidity 27,472,935 —
Inverse NASDAQ-100
®
Strategy Fund Index exposure, Liquidity 39,122 5,443,863
Russell 2000
®
1.5X Strategy Fund Index exposure, Leverage, Liquidity 2,313,568 9,250
Russell 2000
®
Fund Index exposure, Liquidity 896,440 —
Inverse Russell 2000
®
Strategy Fund Index exposure, Liquidity 9,878 283,651
Nova Fund Index exposure, Leverage, Liquidity 83,193,101 —
S&P 500
®
Fund Index exposure, Liquidity 2,592,219 —
Inverse S&P 500
®
Strategy Fund Index exposure, Liquidity — 10,337,189
Emerging Markets Bond Strategy
Fund
Duration, Index exposure, Leverage,
Liquidity 542,128 —
Government Long Bond 1.2x Strategy
Fund
Duration, Index exposure, Leverage,
Liquidity 9,928,799 —
Inverse Government Long Bond
Strategy Fund Duration, Index exposure, Liquidity — 4,089,148
High Yield Strategy Fund Duration, Index exposure, Liquidity 20,067,395 —
Inverse High Yield Strategy Fund Duration, Index exposure, Liquidity — 1,463,784
Note 2 ‒ Financial Instruments and Derivatives (continued)

418 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-
lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
The following table represents the Funds’ use and volume of total return swaps on a monthly basis:
Average Notional Amount
Fund Use Long Short
Europe 1.25x Strategy Fund Duration, Index exposure, Liquidity 4,116,559 —
Japan 2x Strategy Fund Index exposure, Leverage, Liquidity 7,411,166 —
Strengthening Dollar 2x Strategy Fund Index exposure, Leverage, Liquidity 2,758,837 —
Weakening Dollar 2x Strategy Fund Index exposure, Leverage, Liquidity — 2,066,768
Average Notional Amount
Fund Use Long Short
Dow Jones Industrial Average
®
Fund Index exposure, Liquidity $ 2,008,817 $ —
Mid-Cap 1.5x Strategy Fund Index exposure, Leverage, Liquidity 7,257,533 —
Inverse Mid-Cap Strategy Fund Index exposure, Liquidity — 3,850,611
Monthly Rebalance NASDAQ-100
®
2x
Strategy Fund Index exposure, Leverage, Liquidity 539,633,413 —
NASDAQ-100
®
Fund Index exposure, Liquidity 40,245,621 —
Inverse NASDAQ-100
®
Strategy Fund Index exposure, Liquidity — 20,447,854
Russell 2000
®
1.5X Strategy Fund Index exposure, Leverage, Liquidity 4,137,713 —
Russell 2000
®
Fund Index exposure, Liquidity 3,213,013 —
Inverse Russell 2000
®
Strategy Fund Index exposure, Liquidity — 1,445,040
Nova Fund Index exposure, Leverage, Liquidity 83,357,572 —
S&P 500
®
Fund Index exposure, Liquidity 9,040,964 —
Inverse S&P 500
®
Strategy Fund Index exposure, Liquidity — 32,502,459
Emerging Markets Bond Strategy Fund
Duration, Index exposure, Leverage,
Liquidity 251,543 —
High Yield Strategy Fund Duration, Index exposure, Liquidity 1,585,587 —
Emerging Markets 2x Strategy Fund Index exposure, Leverage, Liquidity 20,726,897 —
Note 2 ‒ Financial Instruments and Derivatives (continued)

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March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.
The following table represents the Funds’ use and volume of currency swaps on a monthly basis:
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:
Average Notional Amount
Fund Use Long Short
Inverse Emerging Markets 2x Strategy
Fund Index exposure, Leverage, Liquidity — 376,218
Average Notional Amount
Fund Use Long Short
Strengthening Dollar 2x Strategy Fund Index exposure, Leverage, Liquidity $ 1,212,002 $ —
Weakening Dollar 2x Strategy Fund Index exposure, Leverage, Liquidity — 774,184
Note 2 ‒ Financial Instruments and Derivatives (continued)

420 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities
as of March 31, 2026:
The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at
March 31, 2026:
Average Notional Amount
Fund Use Protection Sold Protection Purchased
Emerging Markets Bond Strategy
Fund
Duration, Index exposure, Leverage,
Liquidity $ 633,333 $ —
High Yield Strategy Fund Duration, Index exposure, Liquidity 18,825,875 —
Inverse High Yield Strategy Fund Duration, Index exposure, Liquidity — 1,397,542
Derivative Investment Type Asset Derivatives Liability Derivatives
Currency/Equity/Interest rate futures
contracts
Variation margin on futures contracts Variation margin on futures contracts
Credit/Currency/Equity swap agreements Unrealized appreciation on OTC swap agreements
Variation margin on credit default swap
agreements
Unamortized upfront premiums
received on credit default swap
agreements
Unrealized depreciation on OTC swap
agreements
Variation margin on credit default
swap agreements
Asset Derivative Investments Value
Fund
Futures
Equity
Risk
*
Swaps
Equity
Risk
Futures
Interest
Rate
Risk
*
Swaps
Credit
Risk
*
Futures
Foreign
Currency
Exchange
Risk
*
Swaps
Currency
Risk
Total Value at
March 31,
2026
Dow Jones Industrial Average
®
Fund
$ — $ 562 $ — $ — $ — $ — $ 562
Mid-Cap 1.5x Strategy Fund
15,050 — — — — — 15,050
Inverse Mid-Cap Strategy Fund
— 1,473 — — — — 1,473
Inverse NASDAQ-100
®
Strategy Fund
512,203 196,581 — — — — 708,784
Inverse Russell 2000
®
Strategy Fund
— 905,481 — — — — 905,481
Nova Fund
658,241 — — — — — 658,241
S&P 500
®
Fund
— 92,939 — — — — 92,939
Inverse S&P 500
®
Strategy Fund
251,844 199,299 — — — — 451,143
Inverse Government Long Bond Strategy
Fund
— — 103,150 — — — 103,150
High Yield Strategy Fund
— — — 1,788 — — 1,788
Inverse High Yield Strategy Fund
— — 5,183 — — — 5,183
Inverse Emerging Markets 2x Strategy
Fund
— 1,402 — — — — 1,402
Strengthening Dollar 2x Strategy Fund
— — — — 17,165 — 17,165
Weakening Dollar 2x Strategy Fund
— — — — — 1,297 1,297
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 421
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 31, 2026:
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended March 31, 2026:
Liability Derivative Investments Value
Fund
Futures
Equity
Risk
*
Swaps
Equity
Risk
Futures
Interest
Rate
Risk
*
Swaps
Credit
Risk
*
Futures
Foreign
Currency
Exchange
Risk
*
Swaps
Currency
Risk
Total Value at
March 31,
2026
Dow Jones Industrial Average
®
Fund
$ 3,581 $ 3,037 $ — $ — $ — $ — $ 6,618
Mid-Cap 1.5x Strategy Fund
— 48,635 — — — — 48,635
Inverse Mid-Cap Strategy Fund
— 70 — — — — 70
Monthly Rebalance NASDAQ-100
®
2x
Strategy Fund
16,509,319 8,597,544 — — — — 25,106,863
NASDAQ-100
®
Fund
1,546,534 451,738 — — — — 1,998,272
Inverse NASDAQ-100
®
Strategy Fund
— 46,512 — — — — 46,512
Russell 2000
®
1.5X Strategy Fund
9,643 27,083 — — — — 36,726
Russell 2000
®
Fund
1,837 35,519 — — — — 37,356
Inverse Russell 2000
®
Strategy Fund
2,112 — — — — — 2,112
Nova Fund
— 562,225 — — — — 562,225
S&P 500
®
Fund
36,987 76,458 — — — — 113,445
Inverse S&P 500
®
Strategy Fund
— 255,205 — — — — 255,205
Emerging Markets Bond Strategy Fund
— — 2,267 951 — — 3,218
Government Long Bond 1.2x Strategy
Fund
— — 304,054 — — — 304,054
High Yield Strategy Fund
— — 111,117 280,692 — — 391,809
Inverse High Yield Strategy Fund
— — — 2,046 — — 2,046
Emerging Markets 2x Strategy Fund
— 66,517 — — — — 66,517
Inverse Emerging Markets 2x Strategy
Fund
— 16,894 — — — — 16,894
Europe 1.25x Strategy Fund
3,113 — — — 1,760 — 4,873
Japan 2x Strategy Fund
79,058 — — — 21,052 — 100,110
Strengthening Dollar 2x Strategy Fund
— — — — — 4,517 4,517
Weakening Dollar 2x Strategy Fund
— — — — 10,971 — 10,971
*
Includes cumulative appreciation (depreciation) as reported on the Funds' Schedules of Investments. For exchange-traded and centrally-
cleared derivatives, variation margin is reported within the Funds' Statements of Assets and Liabilities.
Derivative Investment Type Location of Gain (Loss) on Derivatives
Currency/Equity/Interest rate futures contracts Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Currency/Equity swap agreements Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Note 2 ‒ Financial Instruments and Derivatives (continued)

422 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund
Swaps
Equity
Risk
Swaps
Currency
Risk
Swaps
Credit
Risk
Futures
Equity
Risk
Futures
Interest
Rate
Risk
Futures
Foreign
Currency
Exchange
Risk Total
Dow Jones Industrial Average
®
Fund
$ (34,144) $ — $ — $ 102,147 $ — $ — $ 68,003
Mid-Cap 1.5x Strategy Fund
607,846 — — 113,223 — — 721,069
Inverse Mid-Cap Strategy Fund
(1,848,566) — — (1,059,475) — — (2,908,041)
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund
119,066,849 — — 49,695,425 — — 168,762,274
NASDAQ-100
®
Fund
11,111,553 — — 1,957,254 — — 13,068,807
Inverse NASDAQ-100
®
Strategy
Fund
(2,727,339) — — (375,141) — — (3,102,480)
Russell 2000
®
1.5X Strategy Fund
553,154 — — 33,657 — — 586,811
Russell 2000
®
Fund
442,382 — — 144,547 — — 586,929
Inverse Russell 2000
®
Strategy
Fund
(592,970) — — 1,359,569 — — 766,599
Nova Fund
8,604,201 — — (1,670,570) — — 6,933,631
S&P 500
®
Fund
344,311 — — (433,334) — — (89,023)
Inverse S&P 500
®
Strategy Fund
(11,219,132) — — (696,433) — — (11,915,565)
Emerging Markets Bond Strategy
Fund
— — 38,501 — (6,850) — 31,651
Government Long Bond 1.2x
Strategy Fund
— — — — 2,483 — 2,483
Inverse Government Long Bond
Strategy Fund
— — — — 145,220 — 145,220
High Yield Strategy Fund
— — 910,554 — 31,980 — 942,534
Inverse High Yield Strategy Fund
— — (441,699) — 53,605 — (388,094)
Emerging Markets 2x Strategy
Fund
1,504,495 — — — — (8,795) 1,495,700
Inverse Emerging Markets 2x
Strategy Fund
(58,702) — — 2,747 — — (55,955)
Europe 1.25x Strategy Fund
— — — (874,835) — (308,154) (1,182,989)
Japan 2x Strategy Fund
— — — 1,409,791 — (630,875) 778,916
Strengthening Dollar 2x Strategy
Fund
— (41,941) — — — (51,167) (93,108)
Weakening Dollar 2x Strategy
Fund
— 20,384 — — — 81,006 101,390
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 423
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the
Statements of Operations
Fund
Swaps
Equity
Risk
Swaps
Currency
Risk
Swaps
Credit
Risk
Futures
Equity
Risk
Futures
Interest
Rate
Risk
Futures
Foreign
Currency
Exchange
Risk Total
Dow Jones Industrial Average
®
Fund
$ 38,514 $ — $ — $ (16,350) $ — $ — $ 22,164
Mid-Cap 1.5x Strategy Fund
184,137 — — 25,242 — — 209,379
Inverse Mid-Cap Strategy Fund
(2,676) — — — — — (2,676)
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund
291,771 — — (12,273,700) — — (11,981,929)
NASDAQ-100
®
Fund
1,487,342 — — (963,210) — — 524,132
Inverse NASDAQ-100
®
Strategy
Fund
(163,109) — — 428,456 — — 265,347
Russell 2000
®
1.5X Strategy Fund
115,688 — — (1,197) — — 114,491
Russell 2000
®
Fund
69,208 — — 4,920 — — 74,128
Inverse Russell 2000
®
Strategy
Fund
856,774 — — (2,112) — — 854,662
Nova Fund
2,412,188 — — 916,949 — — 3,329,137
S&P 500
®
Fund
293,110 — — (30,425) — — 262,685
Inverse S&P 500
®
Strategy Fund
(858,000) — — 226,106 — — (631,894)
Emerging Markets Bond Strategy
Fund
— — 118 — (3,409) — (3,291)
Government Long Bond 1.2x
Strategy Fund
— — — — (779,576) — (779,576)
Inverse Government Long Bond
Strategy Fund
— — — — 73,342 — 73,342
High Yield Strategy Fund
— — (86,806) — (258,655) — (345,461)
Inverse High Yield Strategy Fund
— — (23,811) — 24,213 — 402
Emerging Markets 2x Strategy
Fund
156,163 — — — — — 156,163
Inverse Emerging Markets 2x
Strategy Fund
(20,915) — — — — — (20,915)
Europe 1.25x Strategy Fund
— — — 239,223 — (33,442) 205,781
Japan 2x Strategy Fund
— — — (64,959) — (9,341) (74,300)
Strengthening Dollar 2x Strategy
Fund
— (12,582) — — — (4,271) (16,853)
Weakening Dollar 2x Strategy
Fund
— 4,219 — — — 2,852 7,071
Note 2 ‒ Financial Instruments and Derivatives (continued)

424 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s
®
,
countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the
U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
Note 3 ‒ Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 425
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the
Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the
Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.
The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Assets
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Assets
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Received
Net
Amount
Dow Jones Industrial
Average
®
Fund
Equity Index Swap
Agreements $ 562 $ — $ 562 $ — $ — $ 562
Inverse Mid-Cap
Strategy Fund
Equity Index Swap
Agreements 1,473 — 1,473 — — 1,473
Inverse
NASDAQ-100
®
Strategy Fund
Equity Index Swap
Agreements 196,581 — 196,581 — (78,240) 118,341
Inverse Russell 2000
®
Strategy Fund
Equity Index Swap
Agreements 905,481 — 905,481 — (470,000) 435,481
S&P 500
®
Fund Equity Index Swap
Agreements 92,939 — 92,939 — — 92,939
Inverse S&P 500
®
Strategy Fund
Equity Index Swap
Agreements 199,299 — 199,299 — — 199,299
High Yield Strategy
Fund
Credit Index Swap
Agreements 1,788 — 1,788 — — 1,788
Inverse Emerging
Markets 2x Strategy
Fund
Equity Index Swap
Agreements 1,402 — 1,402 — — 1,402
Weakening Dollar 2x
Strategy Fund
Currency Index Swap
Agreements 1,297 — 1,297 — — 1,297
Note 3 ‒ Offsetting (continued)

426 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative instruments or other investments as of March 31, 2026.
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Liabilities
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Liabilities
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Net
Amount
Dow Jones Industrial
Average
®
Fund
Equity Index Swap
Agreements $ 3,037 $ — $ 3,037 $ (3,037) $ — $ —
Mid-Cap 1.5x Strategy
Fund
Equity Index Swap
Agreements 48,635 — 48,635 (21,242) (27,393) —
Inverse Mid-Cap
Strategy Fund
Equity Index Swap
Agreements 70 — 70 — (70) —
Monthly Rebalance
NASDAQ-100
®
2x
Strategy Fund
Equity Index Swap
Agreements 8,597,544 — 8,597,544 (8,597,544) — —
NASDAQ-100
®
Fund Equity Index Swap
Agreements 451,738 — 451,738 (218,669) (233,069) —
Inverse
NASDAQ-100
®
Strategy Fund
Equity Index Swap
Agreements 46,512 — 46,512 (46,512) — —
Russell 2000
®
1.5X
Strategy Fund
Equity Index Swap
Agreements 27,083 — 27,083 (6,155) (20,928) —
Russell 2000
®
Fund Equity Index Swap
Agreements 35,519 — 35,519 (13,496) (22,023) —
Nova Fund Equity Index Swap
Agreements 562,225 — 562,225 (375,313) (186,912) —
S&P 500
®
Fund Equity Index Swap
Agreements 76,458 — 76,458 (49,806) (26,652) —
Inverse S&P 500
®
Strategy Fund
Equity Index Swap
Agreements 255,205 — 255,205 (255,205) — —
Emerging Markets
Bond Strategy Fund
Credit Index Swap
Agreements 654 — 654 — (654) —
Emerging Markets 2x
Strategy Fund
Equity Index Swap
Agreements 66,517 — 66,517 (63,476) (3,041) —
Inverse Emerging
Markets 2x Strategy
Fund
Equity Index Swap
Agreements 16,894 — 16,894 — (16,894) —
Strengthening Dollar
2x Strategy Fund
Currency Index Swap
Agreements 4,517 — 4,517 — (4,517) —
a
Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.
Fund Counterparty Asset Type Cash Pledged Cash Received
Basic Materials Fund Bank of America Securities, Inc. Repurchase Agreements $ 22,437 $ —
J.P. Morgan Securities LLC Repurchase Agreements 16,837 —
39,274 —
Biotechnology Fund Bank of America Securities, Inc. Repurchase Agreements 96,043 —
J.P. Morgan Securities LLC Repurchase Agreements 72,073 —
168,116 —
Consumer Products Fund Bank of America Securities, Inc. Repurchase Agreements 17,440 —
J.P. Morgan Securities LLC Repurchase Agreements 13,087 —
30,527 —
Electronics Fund Bank of America Securities, Inc. Repurchase Agreements 602,233 —
Note 3 ‒ Offsetting (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 427
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Fund Counterparty Asset Type Cash Pledged Cash Received
J.P. Morgan Securities LLC Repurchase Agreements $ 451,927 $ —
1,054,160 —
Energy Fund Bank of America Securities, Inc. Repurchase Agreements 36,965 —
J.P. Morgan Securities LLC Repurchase Agreements 27,739 —
64,704 —
Financial Services Fund Bank of America Securities, Inc. Repurchase Agreements 6,264 —
J.P. Morgan Securities LLC Repurchase Agreements 4,701 —
10,965 —
Health Care Fund Bank of America Securities, Inc. Repurchase Agreements 13,905 —
J.P. Morgan Securities LLC Repurchase Agreements 10,435 —
24,340 —
Internet Fund Bank of America Securities, Inc. Repurchase Agreements 6,684 —
J.P. Morgan Securities LLC Repurchase Agreements 5,015 —
11,699 —
Leisure Fund Bank of America Securities, Inc. Repurchase Agreements 2,964 —
J.P. Morgan Securities LLC Repurchase Agreements 2,224 —
5,188 —
Precious Metals Fund Bank of America Securities, Inc. Repurchase Agreements 107,711 —
J.P. Morgan Securities LLC Repurchase Agreements 80,828 —
188,539 —
Real Estate Fund Bank of America Securities, Inc. Repurchase Agreements 1,488 —
J.P. Morgan Securities LLC Repurchase Agreements 1,116 —
2,604 —
Retailing Fund Bank of America Securities, Inc. Repurchase Agreements 4,545 —
J.P. Morgan Securities LLC Repurchase Agreements 3,411 —
7,956 —
Technology Fund Bank of America Securities, Inc. Repurchase Agreements 14,493 —
J.P. Morgan Securities LLC Repurchase Agreements 10,876 —
25,369 —
Telecommunications Fund Bank of America Securities, Inc. Repurchase Agreements 2,331 —
J.P. Morgan Securities LLC Repurchase Agreements 1,750 —
4,081 —
Transportation Fund Bank of America Securities, Inc. Repurchase Agreements 8,609 —
J.P. Morgan Securities LLC Repurchase Agreements 6,460 —
15,069 —
Utilities Fund Bank of America Securities, Inc. Repurchase Agreements 31,090 —
J.P. Morgan Securities LLC Repurchase Agreements 23,331 —
54,421 —
Dow Jones Industrial Average
®
Fund Bank of America Securities, Inc. Repurchase Agreements 41,448 —
Barclays Bank plc Equity Index Swap Agreements 35,000 —
Goldman Sachs & Co. LLC Futures Contracts 15,300 —
J.P. Morgan Securities LLC Repurchase Agreements 31,103 —
122,851 —
Mid-Cap 1.5x Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 170,532 —
Barclays Bank plc Equity Index Swap Agreements 146,000 —
Goldman Sachs & Co. LLC Futures Contracts 367,000 —
Goldman Sachs International Equity Index Swap Agreements 160,000 —
J.P. Morgan Securities LLC Repurchase Agreements 127,970 —
971,502 —
Inverse Mid-Cap Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 17,480 —
Barclays Bank plc Equity Index Swap Agreements 10,000 —
Goldman Sachs International Equity Index Swap Agreements 20,000 —
Note 3 ‒ Offsetting (continued)

428 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Fund Counterparty Asset Type Cash Pledged Cash Received
J.P. Morgan Securities LLC Repurchase Agreements $ 13,118 $ —
60,598 —
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 2,156,869 —
Barclays Bank plc Equity Index Swap Agreements 1,754,500 —
Goldman Sachs & Co. LLC Futures Contracts 55,847,700 —
Goldman Sachs International Equity Index Swap Agreements 7,380,000 —
J.P. Morgan Securities LLC Repurchase Agreements 1,618,554 —
68,757,623 —
NASDAQ-100
®
Fund Bank of America Securities, Inc. Repurchase Agreements 1,159,664 —
Barclays Bank plc Equity Index Swap Agreements 838,000 —
Goldman Sachs & Co. LLC Futures Contracts 2,926,700 —
Goldman Sachs International Equity Index Swap Agreements 4,800,000 —
J.P. Morgan Securities LLC Repurchase Agreements 870,232 —
10,594,596 —
Inverse NASDAQ-100
®
Strategy
Fund Bank of America Securities, Inc. Repurchase Agreements 999,108 —
Barclays Bank plc Equity Index Swap Agreements 497,000 —
BNP Paribas Equity Index Swap Agreements — 270,000
Goldman Sachs & Co. LLC Futures Contracts 972,100 —
Goldman Sachs International Equity Index Swap Agreements — 312,000
J.P. Morgan Securities LLC Repurchase Agreements 749,748 —
3,217,956 582,000
Russell 2000
®
1.5X Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 48,331 —
Barclays Bank plc Equity Index Swap Agreements 77,465 —
Goldman Sachs & Co. LLC Futures Contracts 225,400 —
Goldman Sachs International Equity Index Swap Agreements 170,000 —
J.P. Morgan Securities LLC Repurchase Agreements 36,268 —
557,464 —
Russell 2000
®
Fund Bank of America Securities, Inc. Repurchase Agreements 355,243 —
Barclays Bank plc Equity Index Swap Agreements 110,000 —
Goldman Sachs & Co. LLC Futures Contracts 43,000 —
Goldman Sachs International Equity Index Swap Agreements 120,000 —
J.P. Morgan Securities LLC Repurchase Agreements 266,580 —
894,823 —
Inverse Russell 2000
®
Strategy
Fund Bank of America Securities, Inc. Repurchase Agreements 145,410 —
Barclays Bank plc Equity Index Swap Agreements — 190,000
Goldman Sachs & Co. LLC Futures Contracts 110,700 —
Goldman Sachs International Equity Index Swap Agreements — 280,000
J.P. Morgan Securities LLC Repurchase Agreements 109,118 —
365,228 470,000
Nova Fund Bank of America Securities, Inc. Repurchase Agreements 1,454,367 —
Barclays Bank plc Equity Index Swap Agreements 703,000 —
BNP Paribas Equity Index Swap Agreements 2,000,000 —
Goldman Sachs & Co. LLC Futures Contracts 3,706,000 —
Goldman Sachs International Equity Index Swap Agreements 5,863,000 —
J.P. Morgan Securities LLC Repurchase Agreements 1,091,383 —
14,817,750 —
S&P 500
®
Fund Bank of America Securities, Inc. Repurchase Agreements 936,351 —
Barclays Bank plc Equity Index Swap Agreements 422,000 —
Goldman Sachs & Co. LLC Futures Contracts 97,600 —
Goldman Sachs International Equity Index Swap Agreements 1,410,000 —
Note 3 ‒ Offsetting (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 429
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Fund Counterparty Asset Type Cash Pledged Cash Received
J.P. Morgan Securities LLC Repurchase Agreements $ 702,654 $ —
3,568,605 —
Inverse S&P 500
®
Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 1,295,861 —
Barclays Bank plc Equity Index Swap Agreements 864,000 —
Goldman Sachs & Co. LLC Futures Contracts 1,218,400 —
Goldman Sachs International Equity Index Swap Agreements 3,150,000 —
J.P. Morgan Securities LLC Repurchase Agreements 972,438 —
7,500,699 —
S&P 500
®
Pure Growth Fund Bank of America Securities, Inc. Repurchase Agreements 25,314 —
J.P. Morgan Securities LLC Repurchase Agreements 18,996 —
44,310 —
S&P 500
®
Pure Value Fund Bank of America Securities, Inc. Repurchase Agreements 30,536 —
J.P. Morgan Securities LLC Repurchase Agreements 22,915 —
53,451 —
S&P MidCap 400
®
Pure Growth
Fund Bank of America Securities, Inc. Repurchase Agreements 69,750 —
J.P. Morgan Securities LLC Repurchase Agreements 52,341 —
122,091 —
S&P MidCap 400
®
Pure Value
Fund Bank of America Securities, Inc. Repurchase Agreements 7,220 —
J.P. Morgan Securities LLC Repurchase Agreements 5,418 —
12,638 —
S&P SmallCap 600
®
Pure Growth
Fund Bank of America Securities, Inc. Repurchase Agreements 5,719 —
J.P. Morgan Securities LLC Repurchase Agreements 4,292 —
10,011 —
S&P SmallCap 600
®
Pure Value
Fund Bank of America Securities, Inc. Repurchase Agreements 8,413 —
J.P. Morgan Securities LLC Repurchase Agreements 6,314 —
14,727 —
Emerging Markets Bond Strategy
Fund Bank of America Securities, Inc. Repurchase Agreements 29,039 —
Barclays Bank plc Credit Default Swap Agreements 17,413 —
Goldman Sachs & Co. LLC Futures Contracts 1,900 —
Goldman Sachs International Credit Index Swap Agreements 20,000 —
J.P. Morgan Securities LLC Repurchase Agreements 21,791 —
90,143 —
Government Long Bond 1.2x
Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 533,387 —
Goldman Sachs & Co. LLC Futures Contracts 1,364,800 —
J.P. Morgan Securities LLC Repurchase Agreements 400,263 —
2,298,450 —
Inverse Government Long Bond
Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 992,675 —
Goldman Sachs & Co. LLC Futures Contracts 113,300 —
J.P. Morgan Securities LLC Repurchase Agreements 744,921 —
1,850,896 —
High Yield Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 420,208 —
Barclays Bank plc Credit Default Swap Agreements 307,250 —
Goldman Sachs & Co. LLC Credit Default Swap Agreements 468,000 —
Goldman Sachs & Co. LLC Futures Contracts 116,300 —
Goldman Sachs International Credit Index Swap Agreements 200,000 —
J.P. Morgan Securities LLC Repurchase Agreements 315,331 —
1,827,089 —
Inverse High Yield Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 198,974 —
Note 3 ‒ Offsetting (continued)

430 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Note 4 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Fund Counterparty Asset Type Cash Pledged Cash Received
Barclays Bank plc Credit Default Swap Agreements $ 103,052 $ —
Goldman Sachs & Co. LLC Futures Contracts 21,300 —
J.P. Morgan Securities LLC Repurchase Agreements 149,314 —
472,640 —
Emerging Markets 2x Strategy
Fund Bank of America Securities, Inc. Repurchase Agreements 69,760 —
Goldman Sachs International Equity Index Swap Agreements 1,786,871 —
J.P. Morgan Securities LLC Repurchase Agreements 52,350 —
1,908,981 —
Inverse Emerging Markets 2x
Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 18,500 —
Goldman Sachs International Equity Index Swap Agreements 120,000 —
J.P. Morgan Securities LLC Repurchase Agreements 13,883 —
152,383 —
Europe 1.25x Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 77,335 —
Goldman Sachs & Co. LLC Futures Contracts 109,400 —
J.P. Morgan Securities LLC Repurchase Agreements 58,034 —
244,769 —
Japan 2x Strategy Fund Bank of America Securities, Inc. Repurchase Agreements 130,387 —
Goldman Sachs & Co. LLC Futures Contracts 472,700 —
J.P. Morgan Securities LLC Repurchase Agreements 97,844 —
700,931 —
Strengthening Dollar 2x Strategy
Fund Bank of America Securities, Inc. Repurchase Agreements 253,943 —
Goldman Sachs & Co. LLC Futures Contracts 57,300 —
Goldman Sachs International Currency Index Swap Agreements 110,000 —
J.P. Morgan Securities LLC Repurchase Agreements 190,564 —
611,807 —
Weakening Dollar 2x Strategy
Fund Bank of America Securities, Inc. Repurchase Agreements 122,734 —
Goldman Sachs & Co. LLC Futures Contracts 33,600 —
Goldman Sachs International Currency Index Swap Agreements 33,279 —
J.P. Morgan Securities LLC Repurchase Agreements 92,102 —
281,715 —
U.S. Government Money Market
Fund Bank of America Securities, Inc. Repurchase Agreements 14,119,707 —
J.P. Morgan Securities LLC Repurchase Agreements 10,595,683 —
24,715,390 —
Note 3 ‒ Offsetting (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 431
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 5 ‒ Investment Advisory Agreement and Other Agreements
Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the
Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:
Fund
Management Fees
(as a % of Net Assets)
Banking Fund 0 .85%
Basic Materials Fund 0 .85%
Biotechnology Fund 0 .85%
Consumer Products Fund 0 .85%
Electronics Fund 0 .85%
Energy Fund 0 .85%
Energy Services Fund 0 .85%
Financial Services Fund 0 .85%
Health Care Fund 0 .85%
Internet Fund 0 .85%
Leisure Fund 0 .85%
Precious Metals Fund 0 .75%
Real Estate Fund 0 .85%
Retailing Fund 0 .85%
Technology Fund 0 .85%
Telecommunications Fund 0 .85%
Transportation Fund 0 .85%
Utilities Fund 0 .85%
Dow Jones Industrial Average
®
Fund 0 .75%
Mid-Cap 1.5x Strategy Fund 0 .90%
Inverse Mid-Cap Strategy Fund 0 .90%
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 0 .90%
NASDAQ-100
®
Fund 0 .75%
Inverse NASDAQ-100
®
Strategy Fund 0 .90%
Russell 2000
®
1.5X Strategy Fund 0 .90%
Russell 2000
®
Fund 0 .75%
Inverse Russell 2000
®
Strategy Fund 0 .90%
Nova Fund 0 .75%
S&P 500
®
Fund 0 .75%
Inverse S&P 500
®
Strategy Fund 0 .90%
S&P 500
®
Pure Growth Fund 0 .75%
S&P 500
®
Pure Value Fund 0 .75%
Note 4 ‒ Fair Value Measurement (continued)

432 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
When the aggregate assets of each series of the Trust (excluding the Managed Futures Strategy Fund and Multi-Hedge
Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.
The Funds pay operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others. Such expenses are allocated to the various Funds within the Trust based on relative net assets.
The Board has adopted separate Distribution and Shareholder Services Plans applicable to Class A shares and Class
H shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.
The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets.
The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended March 31, 2026, GFD retained sales charges of $107,702 relating to sales of Class A shares of the
Trust.
Fund
Management Fees
(as a % of Net Assets)
S&P MidCap 400
®
Pure Growth Fund 0 .75%
S&P MidCap 400
®
Pure Value Fund 0 .75%
S&P SmallCap 600
®
Pure Growth Fund 0 .75%
S&P SmallCap 600
®
Pure Value Fund 0 .75%
Emerging Markets Bond Strategy Fund 0 .75%
Government Long Bond 1.2x Strategy Fund 0 .50%
Inverse Government Long Bond Strategy Fund 0 .90%
High Yield Strategy Fund 0 .75%
Inverse High Yield Strategy Fund 0 .75%
Emerging Markets 2x Strategy Fund 0 .90%
Inverse Emerging Markets 2x Strategy Fund 0 .90%
Europe 1.25x Strategy Fund 0 .90%
Japan 2x Strategy Fund 0 .75%
Strengthening Dollar 2x Strategy Fund 0 .90%
Weakening Dollar 2x Strategy Fund 0 .90%
U.S. Government Money Market Fund 0 .50%
Fund Assets Under Management
Fund Asset-Based
Breakpoint Reductions
$500 million - $1 billion 0.025%
> $1 billion - $2 billion 0.050%
> $2 billion 0.075%
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 433
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended March 31, 2026, the following Funds waived fees related to investments in affiliated funds:
GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government
Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.
GI has contractually agreed to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100
2x Strategy Fund to the extent necessary to keep net operating expenses for Class A, Class C and Class H shares
(including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) from exceeding 1.34%, 2.09% and
1.34% of the Fund’s Class A, Class C and Class H shares average daily net assets, respectively. Prior to December
15, 2025, the expense limits were 1.35%, 2.10%, and 1.35% with respect to the Fund's Class A, Class C, and Class H shares, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and /or Expense Reimbursement
includes Excluded Expenses and, thus, from time to time may be higher than 1.34%, 2.09% and 1.34%, respectively.
This agreement may be terminated only with the approval of the Fund’s Board.
Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the Inverse S&P 500
®
Strategy Fund, Monthly Rebalance NASDAQ-100
®
2x Strategy Fund, Inverse NASDAQ-100
®
Strategy Fund, Mid-Cap
1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000
®
1.5x Strategy Fund, Inverse Russell 2000
®
Strategy
Fund, Inverse Government Long Bond Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets
2x Strategy Fund, Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x
Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the
Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the
Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.
Fund Amount Waived
Dow Jones Industrial Average
®
Fund $ 1,708
Mid-Cap 1.5x Strategy Fund 2,233
Inverse Mid-Cap Strategy Fund 98
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 228,176
NASDAQ-100
®
Fund 69,334
Inverse NASDAQ-100
®
Strategy Fund 2,192
Russell 2000
®
1.5X Strategy Fund 1,068
Inverse Russell 2000
®
Strategy Fund 1,006
Nova Fund 18,462
Inverse S&P 500
®
Strategy Fund 10,740
Government Long Bond 1.2x Strategy Fund 1,290
Inverse Government Long Bond Strategy Fund 8,221
High Yield Strategy Fund 3,352
Inverse High Yield Strategy Fund 491
Europe 1.25x Strategy Fund 177
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

434 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100
®
Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of
$500,000,000. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the
Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.
Effective August 1, 2023, GI has contractually agreed to waive and/or reimburse expenses for the Banking Fund, Basic
Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund,
Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund,
Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow Jones Industrial
Average
®
Fund, Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, Monthly Rebalance NASDAQ-100
®
2x
Strategy Fund, NASDAQ-100
®
Fund, Inverse NASDAQ-100
®
Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse
Mid-Cap Strategy Fund, Russell 2000
®
1.5x Strategy Fund, Russell 2000
®
Fund, Inverse Russell 2000
®
Strategy Fund,
S&P 500
®
Pure Growth Fund, S&P 500
®
Pure Value Fund, S&P MidCap 400
®
Pure Growth Fund, S&P MidCap 400
®
Pure Value Fund, S&P SmallCap 600
®
Pure Growth Fund, S&P 600
®
Pure Value Fund, Emerging Markets Bond Fund,
Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund,
Inverse High Yield Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund,
Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x
Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the
Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the
Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.
Effective August 1, 2024, GI has agreed to waive and/or reimburse, in addition to any other contractual wavier and/or reimbursement arrangements, expenses for Europe 1.25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser.
In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.
Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.
The Bank of New York Corp. ("BNY") serves as the Funds’ administrator, transfer agent, custodian and accounting agent. Prior to February 23, 2026, MUFG Investor Services (US), LLC ("MUIS") served as the Funds' administrator, accounting agent and transfer agent. Prior to September 29, 2025, U.S. Bank, N.A. served as the Funds' custodian.
As administrator, transfer agent and accounting agent, BNY maintains the books and records of the Funds’ securities and cash. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative, accounting and custodian services, BNY is entitled to receive a monthly fee equal to a percentage of the
Funds’ average daily net assets and reimbursement of certain out of pocket expenses. For providing the aforementioned transfer agent services, BNY is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and reimbursement of certain out of pocket expenses.
During the year ended March 31, 2026, the Funds' administrator, BNY, made capital contributions to the Precious Metals
Fund, Financial Services Fund, Russell 2000 1.5x Strategy Fund, Nova Fund, Emerging Markets 2x Strategy Fund,
and Inverse Emerging Markets 2x Strategy Fund in the amounts of $40,870, $196, $9,271, $8,090, $30,343, and $705,
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 435
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
respectively, relating to operational issues. The amounts are recorded as capital contributions from administrator within the Funds' Statements of Changes in Net Assets and the impact of the capital contributions to the Funds' total returns are included within the Financial Highlights.
Note 6 ‒ Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102%
of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At March 31, 2026, the repurchase agreements in the joint account were as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
Note 7 ‒ Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds' Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, BNY acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent),  and other approved registered broker dealers act as the borrowers. The Funds receive cash and non-cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the
Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
J.P. Morgan Securities LLC 3.66%
Due 04/01/2026
$ 97,218,913 $ 97,231,084 U.S. Treasury Strip Coupon
0.00%
Due 02/15/30 - 11/15/30 $ 116,521,416 $ 99,163,292
— — —
Bank of America Securities, Inc.
3.65% Due 04/01/2026
88,350,386 88,362,385 U.S. Treasury Inflation-
Protected Security
0.25%
Due 02/15/50 103,629,400 74,301,106
U.S. Treasury Strip Principal
0.00%
Due 11/15/42 - 05/15/55 62,567,500 15,816,305
166,196,900 90,117,411
185,569,299
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

436 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.
At March 31, 2026, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.
Gross Amounts Not Offset in the
Statements of Assets and Liabilities Securities Lending Collateral
Fund
Value of
Securities
Loaned
Collateral
Received
a
Net
Amount
Cash
Collateral
Invested
Non-Cash
Collateral
Total
Collateral
Biotechnology Fund
$ 1,647,215 $ (1,580,038)
b
$ 67,177 $ — $ 1,580,038 $ 1,580,038
Consumer Products Fund
202,619 (202,188)
b
431 — 202,188 202,188
Electronics Fund
1,826,577 (1,746,349)
b
80,228 — 1,746,349 1,746,349
Energy Fund
2,787,636 (2,787,636) — — 2,879,469 2,879,469
Financial Services Fund
8,495 (8,495) — — 8,615 8,615
Health Care Fund
197,405 (190,315)
b
7,090 — 190,315 190,315
Leisure Fund
265,896 (265,896) — 31,420 238,891 270,311
Retailing Fund
24,845 (24,680)
b
165 — 24,680 24,680
Technology Fund
383,518 (373,763)
b
9,755 — 373,763 373,763
Telecommunications Fund
301,783 (294,693)
b
7,090 — 294,693 294,693
Utilities Fund
14,570 (14,517)
b
53 — 14,517 14,517
Monthly Rebalance
NASDAQ-100
®
2x Strategy
Fund
2,398,959 (2,398,959) — — 2,410,807 2,410,807
NASDAQ-100
®
Fund
4,686,059 (4,686,059) — — 4,802,450 4,802,450
Russell 2000
®
Fund
737,568 (734,412)
b
3,156 16,446 717,966 734,412
Nova Fund
52,487 (52,487) — — 53,253 53,253
S&P 500
®
Fund
93,203 (93,203) — — 94,567 94,567
S&P 500
®
Pure Value Fund
70,347 (70,347) — — 71,132 71,132
S&P MidCap 400
®
Pure
Growth Fund
275,556 (275,556) — — 280,913 280,913
S&P MidCap 400
®
Pure
Value Fund
148,601 (148,601) — — 150,876 150,876
S&P SmallCap 600
®
Pure
Growth Fund
25,091 (25,091) — — 25,496 25,496
S&P SmallCap 600
®
Pure
Value Fund
161,348 (161,348) — — 163,880 163,880
a
Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
b
Subsequent to March 31, 2026, additional collateral was received.
Note 7 ‒ Portfolio Securities Loaned (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 437
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Note 8 ‒ Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended
(the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’
U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.
If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.
The tax character of distributions paid during the year ended March 31, 2026 was as follows:
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Banking Fund $ 289,194 $ — $ 289,194
Basic Materials Fund 650,575 1,687,564 2,338,139
Biotechnology Fund — 12,716,380 12,716,380
Consumer Products Fund 515,393 4,379,943 4,895,336
Electronics Fund 634,837 4,060,160 4,694,997
Energy Fund 402,963 — 402,963
Energy Services Fund 31,185 — 31,185
Financial Services Fund 119,325 — 119,325
Health Care Fund 412,170 — 412,170
Internet Fund 284,969 — 284,969
Leisure Fund 3,596 — 3,596
Precious Metals Fund 5,280,477 — 5,280,477
Real Estate Fund 61,209 — 61,209
Retailing Fund 111,326 — 111,326
Technology Fund 908,629 — 908,629
Telecommunications Fund 101,140 — 101,140
Transportation Fund 3,459 216,770 220,229
Utilities Fund 468,748 — 468,748
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Dow Jones Industrial Average
®
Fund $ 81,892 $ — $ 81,892
Mid-Cap 1.5x Strategy Fund 88,886 — 88,886
Inverse Mid-Cap Strategy Fund 101,819 — 101,819
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 111,856,703 2,129,858 113,986,561
NASDAQ-100
®
Fund 229,312 85,893,473 86,122,785
Inverse NASDAQ-100
®
Strategy Fund 611,907 — 611,907
Russell 2000
®
1.5X Strategy Fund 71,367 — 71,367
Russell 2000
®
Fund 94,221 — 94,221
Inverse Russell 2000
®
Strategy Fund 77,069 — 77,069
Nova Fund 1,605,159 — 1,605,159
S&P 500
®
Fund 3,240,507 — 3,240,507
Inverse S&P 500
®
Strategy Fund 1,529,055 — 1,529,055

438 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The tax character of distributions paid during the year ended March 31, 2025 was as follows:
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
S&P 500
®
Pure Growth Fund $ 1,159,531 $ — $ 1,159,531
S&P 500
®
Pure Value Fund 109,528 — 109,528
S&P MidCap 400
®
Pure Value Fund 75,443 — 75,443
S&P SmallCap 600
®
Pure Value Fund 578 — 578
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Emerging Markets Bond Strategy Fund $ 27,181 $ — $ 27,181
Government Long Bond 1.2x Strategy Fund 896,839 — 896,839
Inverse Government Long Bond Strategy Fund 677,926 — 677,926
High Yield Strategy Fund 1,676,062 — 1,676,062
Emerging Markets 2x Strategy Fund 92,703 — 92,703
Inverse Emerging Markets 2x Strategy Fund 6,201 — 6,201
Europe 1.25x Strategy Fund 109,400 — 109,400
Japan 2x Strategy Fund 20,061 — 20,061
Strengthening Dollar 2x Strategy Fund 91,521 — 91,521
Weakening Dollar 2x Strategy Fund 38,520 — 38,520
U.S. Government Money Market Fund 7,988,255 — 7,988,255
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Banking Fund $ 291,615 $ — $ 291,615
Basic Materials Fund 537,866 2,112,284 2,650,150
Biotechnology Fund 2,249,904 10,208,020 12,457,924
Consumer Products Fund 982,105 2,080,297 3,062,402
Electronics Fund 1,648,848 — 1,648,848
Energy Fund 761,104 — 761,104
Financial Services Fund 152,924 — 152,924
Leisure Fund 35,412 — 35,412
Real Estate Fund 32,581 — 32,581
Technology Fund 2,232,562 — 2,232,562
Telecommunications Fund 51,364 — 51,364
Transportation Fund 41,418 70,868 112,286
Utilities Fund 303,851 — 303,851
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Dow Jones Industrial Average
®
Fund $ 390,850 $ — $ 390,850
Mid-Cap 1.5x Strategy Fund 104,474 — 104,474
Inverse Mid-Cap Strategy Fund 35,399 — 35,399
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 73,613,459 — 73,613,459
NASDAQ-100
®
Fund 44,520,109 88,030,402 132,550,511
Inverse NASDAQ-100
®
Strategy Fund 857,387 — 857,387
Russell 2000
®
1.5X Strategy Fund 97,317 — 97,317
Russell 2000
®
Fund 339,507 — 339,507
Inverse Russell 2000
®
Strategy Fund 111,856 — 111,856
Nova Fund 1,654,145 — 1,654,145
S&P 500
®
Fund 1,999,873 — 1,999,873
Inverse S&P 500
®
Strategy Fund 1,976,484 — 1,976,484
S&P 500
®
Pure Value Fund 131,710 — 131,710
S&P MidCap 400
®
Pure Growth Fund 4,225,931 — 4,225,931
S&P MidCap 400
®
Pure Value Fund 683,785 — 683,785
Note 8 ‒ Federal Income Tax Information (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 439
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
The tax components of distributable earnings/(loss) as of March 31, 2026 were as follows:
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
S&P SmallCap 600
®
Pure Growth Fund $ 374,657 $ — $ 374,657
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Emerging Markets Bond Strategy Fund $ 36,955 $ — $ 36,955
Government Long Bond 1.2x Strategy Fund 861,302 — 861,302
Inverse Government Long Bond Strategy Fund 1,165,227 — 1,165,227
High Yield Strategy Fund 2,325,622 — 2,325,622
Emerging Markets 2x Strategy Fund 97,868 — 97,868
Inverse Emerging Markets 2x Strategy Fund 11,334 — 11,334
Europe 1.25x Strategy Fund 161,001 — 161,001
Japan 2x Strategy Fund 63,813 — 63,813
Strengthening Dollar 2x Strategy Fund 164,523 — 164,523
Weakening Dollar 2x Strategy Fund 47,538 — 47,538
U.S. Government Money Market Fund 10,300,315 16 10,300,331
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Net Unrealized
Appreciation
(Depreciation)
Accumulated
Capital and
Other Losses Total
Banking Fund $ 189,646 $ — $ 1,900,700 $ (7,351,023) $ (5,260,677)
Basic Materials Fund 230,335 — 11,544,682 — 11,775,017
Biotechnology Fund 1,467,121 3,878,221 45,764,765 — 51,110,107
Consumer Products Fund 968,948 1,184,730 10,252,968 — 12,406,646
Electronics Fund 2,117,315 320,402 70,478,913 — 72,916,630
Energy Fund 315,194 — 10,679,796 (6,374,837) 4,620,153
Energy Services Fund 37,650 — 2,545,505 (35,927,214) (33,344,059)
Financial Services Fund 468,012 — 553,300 — 1,021,312
Health Care Fund 364,944 705,167 3,973,411 — 5,043,522
Internet Fund 2,021,247 60,799 4,734,740 — 6,816,786
Leisure Fund — 267,734 1,547,542 — 1,815,276
Precious Metals Fund 11,983,192 — 63,724,876 (25,278,523) 50,429,545
Real Estate Fund 28,206 — 133,827 (6,332,079) (6,170,046)
Retailing Fund — — 1,732,427 (141,803) 1,590,624
Technology Fund 4,850,165 3,672,703 24,062,646 — 32,585,514
Telecommunications Fund — — 1,412,120 (26,017) 1,386,103
Transportation Fund 3,810 346,387 1,513,437 — 1,863,634
Utilities Fund 331,603 — 6,573,625 (979,575) 5,925,653
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Net Unrealized
Appreciation
(Depreciation)
Accumulated
Capital and
Other Losses Total
Dow Jones Industrial Average
®
Fund $ — $ 2,593 $ 5,323,339 $ — $ 5,325,932
Mid-Cap 1.5x Strategy Fund 514,121 346,789 1,968,190 — 2,829,100
Inverse Mid-Cap Strategy Fund 34,261 — 1,973 (9,161,833) (9,125,599)
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund — — (35,798,938) — (35,798,938)
NASDAQ-100
®
Fund 8,433,643 175,095,165 1,259,374,547 — 1,442,903,355
Inverse NASDAQ-100
®
Strategy Fund 545,991 — 192,727 (85,564,391) (84,825,673)
Russell 2000
®
1.5X Strategy Fund 51,694 — 545,369 (2,416,656) (1,819,593)
Russell 2000
®
Fund 49,805 — 1,803,709 (4,009,641) (2,156,127)
Inverse Russell 2000
®
Strategy Fund 114,810 — 923,091 (41,946,695) (40,908,794)
Note 8 ‒ Federal Income Tax Information (continued)

440 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of March 31, 2026, capital loss carryforwards for the Funds were as follows:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Net Unrealized
Appreciation
(Depreciation)
Accumulated
Capital and
Other Losses Total
Nova Fund $ 1,130,886 $ — $ 2,665,725 $ (44,167,573) $ (40,370,962)
S&P 500
®
Fund 256,172 235,785 53,184,255 — 53,676,212
Inverse S&P 500
®
Strategy Fund 1,323,416 — (5,125) (294,568,840) (293,250,549)
S&P 500
®
Pure Growth Fund — — 4,665,878 (100,126) 4,565,752
S&P 500
®
Pure Value Fund 183,835 — 123,334 (21,758,798) (21,451,629)
S&P MidCap 400
®
Pure Growth Fund — — 4,955,153 (1,219,041) 3,736,112
S&P MidCap 400
®
Pure Value Fund 80,782 — 641,917 — 722,699
S&P SmallCap 600
®
Pure Growth Fund — — 505,065 (1,366,127) (861,062)
S&P SmallCap 600
®
Pure Value Fund 32,096 — (81,744) (28,698,945) (28,748,593)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Net Unrealized
Appreciation
(Depreciation)
Accumulated
Capital and
Other Losses Total
Emerging Markets Bond Strategy Fund $ 10,328 $ — $ (951) $ (582,666) $ (573,289)
Government Long Bond 1.2x Strategy Fund 5,106 — (2,603,697) (68,565,511) (71,164,102)
Inverse Government Long Bond Strategy Fund 360,181 — 373,203 (236,012,667) (235,279,283)
High Yield Strategy Fund 660,849 — (242,361) (12,486,596) (12,068,108)
Inverse High Yield Strategy Fund 43,433 — 799 (11,526,772) (11,482,540)
Emerging Markets 2x Strategy Fund 147,812 — 715,801 (14,563,074) (13,699,461)
Inverse Emerging Markets 2x Strategy Fund 518 — (15,492) (20,188,276) (20,203,250)
Europe 1.25x Strategy Fund 53,158 — 225,896 (2,132,176) (1,853,122)
Japan 2x Strategy Fund 28,540 — (1) (1,560,189) (1,531,650)
Strengthening Dollar 2x Strategy Fund 42,755 — — (21,063,451) (21,020,696)
Weakening Dollar 2x Strategy Fund 29,666 — — (10,474,114) (10,444,448)
U.S. Government Money Market Fund 137,755 15,661 — — 153,416
Unlimited
Fund Short-Term Long-Term
Total
Capital Loss
Carryforward
Banking Fund $ (6,564,219) $ (786,804) $ (7,351,023)
Energy Fund (3,342,780) (3,032,057) (6,374,837)
Energy Services Fund (22,237,358) (13,689,856) (35,927,214)
Precious Metals Fund — (25,278,523) (25,278,523)
Real Estate Fund (4,045,691) (2,286,388) (6,332,079)
Retailing Fund (134,032) — (134,032)
Telecommunications Fund (26,017) — (26,017)
Utilities Fund (561,639) (417,936) (979,575)
Unlimited
Fund Short-Term Long-Term
Total
Capital Loss
Carryforward
Inverse Mid-Cap Strategy Fund $ (7,780,207) $ (1,381,626) $ (9,161,833)
Inverse NASDAQ-100
®
Strategy Fund (81,477,951) (4,086,440) (85,564,391)
Russell 2000
®
1.5X Strategy Fund (2,191,360) (225,296) (2,416,656)
Russell 2000
®
Fund (2,436,192) (1,573,449) (4,009,641)
Note 8 ‒ Federal Income Tax Information (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 441
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
For the year ended March 31, 2026, the following capital loss carryforward amounts were utilized:
Unlimited
Fund Short-Term Long-Term
Total
Capital Loss
Carryforward
Inverse Russell 2000
®
Strategy Fund $ (35,946,174) $ (6,000,521) $ (41,946,695)
Nova Fund (29,567,767) (14,599,806) (44,167,573)
Inverse S&P 500
®
Strategy Fund (266,108,982) (28,459,858) (294,568,840)
S&P 500
®
Pure Value Fund (12,333,142) (9,425,656) (21,758,798)
S&P MidCap 400
®
Pure Growth Fund — (1,075,130) (1,075,130)
S&P SmallCap 600
®
Pure Growth Fund — (1,296,354) (1,296,354)
S&P SmallCap 600
®
Pure Value Fund (28,048,413) (650,532) (28,698,945)
Unlimited
Fund Short-Term Long-Term
Total
Capital Loss
Carryforward
Emerging Markets Bond Strategy Fund $ (500,728) $ (81,938) $ (582,666)
Government Long Bond 1.2x Strategy Fund (55,644,139) (12,921,372) (68,565,511)
Inverse Government Long Bond Strategy Fund (189,224,749) (46,787,918) (236,012,667)
High Yield Strategy Fund (9,654,591) (2,832,005) (12,486,596)
Inverse High Yield Strategy Fund (10,288,048) (1,238,724) (11,526,772)
Emerging Markets 2x Strategy Fund (12,934,528) (1,628,546) (14,563,074)
Inverse Emerging Markets 2x Strategy Fund (19,311,213) (877,063) (20,188,276)
Europe 1.25x Strategy Fund (1,238,993) (893,183) (2,132,176)
Japan 2x Strategy Fund (297,738) (1,262,451) (1,560,189)
Strengthening Dollar 2x Strategy Fund (8,445,694) (12,617,757) (21,063,451)
Weakening Dollar 2x Strategy Fund (4,196,487) (6,277,627) (10,474,114)
Fund Utilized
Banking Fund
$ 1,653,006
Energy Fund
247,176
Energy Services Fund
147,003
Leisure Fund
706,464
Precious Metals Fund
16,825,653
Real Estate Fund
161,570
Retailing Fund
92,294
Telecommunications Fund
1,938,548
Fund Utilized
Mid-Cap 1.5x Strategy Fund
$ 211,450
Russell 2000
®
1.5X Strategy Fund
647,898
Russell 2000
®
Fund
726,352
Inverse Russell 2000
®
Strategy Fund
769,037
Nova Fund
28,042,242
S&P MidCap 400
®
Pure Value Fund
387,421
S&P SmallCap 600
®
Pure Growth Fund
1,912,921
Fund Utilized
Emerging Markets Bond Strategy Fund
$ 13,240
Government Long Bond 1.2x Strategy Fund
579,873
Inverse Government Long Bond Strategy Fund
108,865
Emerging Markets 2x Strategy Fund
2,275,670
Note 8 ‒ Federal Income Tax Information (continued)

442 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in real estate investment trusts, foreign currency gains and losses, losses deferred due to wash sales, distributions in connection with redemption of fund shares, return of capital distributions received, the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs), the tax treatment of net operating losses, and certain corporate actions. Additional differences may result from the deferral of qualified late-year losses and the
“mark-to-market” of certain derivatives. Further differences may be due to investments in swap agreements and the reclassification of distributions paid.
To the extent these differences are permanent and would require a reclassification between Paid in Capital and
Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.
The following adjustments were made on the Funds' Statements of Assets and Liabilities, as of March 31, 2026 for
permanent book/tax differences:
Fund Utilized
Japan 2x Strategy Fund
$ 704,616
Weakening Dollar 2x Strategy Fund
108,462
Fund
Paid In
Capital
Total
Distributable
Earnings/(Loss)
Basic Materials Fund $ 243,486 $ (243,486)
Biotechnology Fund 5,089,075 (5,089,075)
Consumer Products Fund 1,911,486 (1,911,486)
Electronics Fund 2,317,896 (2,317,896)
Financial Services Fund 2,300,149 (2,300,149)
Health Care Fund 1,149,278 (1,149,278)
Internet Fund 1,585,669 (1,585,669)
Leisure Fund 14,995 (14,995)
Retailing Fund (18,416) 18,416
Technology Fund 3,774,939 (3,774,939)
Telecommunications Fund (3,266) 3,266
Transportation Fund 285,580 (285,580)
Fund
Paid In
Capital
Total
Distributable
Earnings/(Loss)
Mid-Cap 1.5x Strategy Fund $ 319,554 $ (319,554)
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 101,145,054 (101,145,054)
NASDAQ-100
®
Fund 41,718,066 (41,718,066)
S&P 500
®
Fund 10,917,741 (10,917,741)
S&P 500
®
Pure Growth Fund 2,370,528 (2,370,528)
S&P MidCap 400
®
Pure Growth Fund (254,825) 254,825
S&P MidCap 400
®
Pure Value Fund 821,099 (821,099)
S&P SmallCap 600
®
Pure Growth Fund (255) 255
Note 8 ‒ Federal Income Tax Information (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 443
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
At March 31, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:
Fund
Paid In
Capital
Total
Distributable
Earnings/(Loss)
Emerging Markets 2x Strategy Fund $ 33,262 $ (33,262)
Fund
Tax
Cost
Tax
Unrealized
Appreciation
Tax
Unrealized
Depreciation
Net Tax
Unrealized
Appreciation/
(Depreciation)
Banking Fund $ 5,106,006 $ 3,126,633 $ (1,225,933) $ 1,900,700
Basic Materials Fund 25,595,611 15,368,157 (3,823,475) 11,544,682
Biotechnology Fund 88,083,995 57,108,691 (11,343,926) 45,764,765
Consumer Products Fund 20,168,251 14,170,600 (3,917,632) 10,252,968
Electronics Fund 93,829,448 84,181,997 (13,703,084) 70,478,913
Energy Fund 35,470,904 16,828,196 (6,148,400) 10,679,796
Energy Services Fund 13,029,567 5,963,128 (3,417,623) 2,545,505
Financial Services Fund 6,841,248 2,572,270 (2,018,970) 553,300
Health Care Fund 14,282,450 7,504,313 (3,530,902) 3,973,411
Internet Fund 8,086,680 6,727,161 (1,992,421) 4,734,740
Leisure Fund 3,424,232 2,356,596 (809,054) 1,547,542
Precious Metals Fund 90,668,567 106,160,383 (42,435,507) 63,724,876
Real Estate Fund 1,787,159 564,035 (430,208) 133,827
Retailing Fund 3,727,511 2,695,603 (963,176) 1,732,427
Technology Fund 20,591,538 28,125,973 (4,063,327) 24,062,646
Telecommunications Fund 3,890,544 2,130,540 (718,420) 1,412,120
Transportation Fund 3,842,858 2,595,732 (1,082,295) 1,513,437
Utilities Fund 23,550,498 9,034,725 (2,461,100) 6,573,625
Fund
Tax
Cost
Tax
Unrealized
Appreciation
Tax
Unrealized
Depreciation
Net Tax
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average
®
Fund $ 13,935,410 $ 6,971,579 $ (1,648,240) $ 5,323,339
Mid-Cap 1.5x Strategy Fund 9,225,191 3,079,610 (1,111,420) 1,968,190
Inverse Mid-Cap Strategy Fund 179,223 2,043 (70) 1,973
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 802,211,940 91,522,983 (127,321,921) (35,798,938)
NASDAQ-100
®
Fund 575,866,105 1,320,120,147 (60,745,600) 1,259,374,547
Inverse NASDAQ-100
®
Strategy Fund 33,471,180 773,412 (580,685) 192,727
Russell 2000
®
1.5X Strategy Fund 4,773,709 1,404,474 (859,105) 545,369
Russell 2000
®
Fund 10,201,647 2,732,625 (928,916) 1,803,709
Inverse Russell 2000
®
Strategy Fund 1,593,629 923,091 — 923,091
Nova Fund 201,265,436 35,635,088 (32,969,363) 2,665,725
S&P 500
®
Fund 82,607,953 67,902,837 (14,718,582) 53,184,255
Inverse S&P 500
®
Strategy Fund 56,711,900 517,496 (522,621) (5,125)
S&P 500
®
Pure Growth Fund 24,609,964 7,101,110 (2,435,232) 4,665,878
S&P 500
®
Pure Value Fund 107,409,751 3,301,592 (3,178,258) 123,334
S&P MidCap 400
®
Pure Growth Fund 122,062,038 9,564,431 (4,609,278) 4,955,153
S&P MidCap 400
®
Pure Value Fund 5,632,160 1,207,621 (565,704) 641,917
S&P SmallCap 600
®
Pure Growth Fund 4,457,495 1,059,390 (554,325) 505,065
S&P SmallCap 600
®
Pure Value Fund 5,585,274 842,739 (924,483) (81,744)
Note 8 ‒ Federal Income Tax Information (continued)

444 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Pursuant to U.S. federal income tax regulations applicable to regulated investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2026, the following losses reflected in the accompanying financial statements were deferred for U.S.
federal income tax purposes until April 1, 2026:
Note 9 ‒ Securities Transactions
For the year ended March 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:
Fund
Tax
Cost
Tax
Unrealized
Appreciation
Tax
Unrealized
Depreciation
Net Tax
Unrealized
Appreciation/
(Depreciation)
Emerging Markets Bond Strategy Fund $ 179,690 $ — $ (951) $ (951)
Government Long Bond 1.2x Strategy Fund 114,905,976 5,835 (2,609,532) (2,603,697)
Inverse Government Long Bond Strategy Fund 9,574,293 483,586 (110,383) 373,203
High Yield Strategy Fund 10,460,442 78,513 (320,874) (242,361)
Inverse High Yield Strategy Fund 1,563,498 16,476 (15,677) 799
Emerging Markets 2x Strategy Fund 6,959,414 1,430,354 (714,553) 715,801
Inverse Emerging Markets 2x Strategy Fund 128,598 1,401 (16,893) (15,492)
Europe 1.25x Strategy Fund 1,122,117 299,902 (74,006) 225,896
Japan 2x Strategy Fund 806,825 — (1) (1)
Strengthening Dollar 2x Strategy Fund 1,571,387 — — —
Weakening Dollar 2x Strategy Fund 759,474 — — —
U.S. Government Money Market Fund 309,879,027 — — —
Fund Ordinary Capital
Retailing Fund $ 7,771 $ —
S&P 500
®
Pure Growth Fund 100,126 —
S&P MidCap 400
®
Pure Growth Fund 143,911 —
S&P SmallCap 600
®
Pure Growth Fund 69,773 —
Fund Purchases Sales
Banking Fund $25,321,545 $47,779,703
Basic Materials Fund 45,315,450 39,225,438
Biotechnology Fund 94,466,185 77,017,712
Consumer Products Fund 15,875,003 23,742,116
Electronics Fund 113,438,504 80,715,203
Energy Fund 130,842,993 112,186,544
Energy Services Fund 35,341,283 28,271,151
Financial Services Fund 76,755,544 101,425,858
Health Care Fund 50,605,192 54,052,016
Internet Fund 31,481,378 37,884,137
Leisure Fund 14,572,602 18,933,800
Precious Metals Fund 455,217,710 479,352,150
Real Estate Fund 31,001,595 31,182,744
Retailing Fund 17,346,414 18,419,853
Technology Fund 76,978,180 89,423,593
Telecommunications Fund 30,163,599 54,694,759
Transportation Fund 23,625,901 25,837,344
Utilities Fund 93,752,900 84,347,322
Note 8 ‒ Federal Income Tax Information (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 445
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
For the year ended March 31, 2026, the cost of purchases and proceeds from sales of government securities were as follows:
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
Fund Purchases Sales
Dow Jones Industrial Average
®
Fund $30,043,213 $37,180,780
Mid-Cap 1.5x Strategy Fund 1,480,967 2,608,798
Inverse Mid-Cap Strategy Fund — 30,000
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 4,738,566,481 4,442,508,392
NASDAQ-100
®
Fund 554,649,343 755,995,706
Inverse NASDAQ-100
®
Strategy Fund — —
Russell 2000
®
1.5X Strategy Fund 485,797 783,131
Russell 2000
®
Fund 825,351 1,079,427
Inverse Russell 2000
®
Strategy Fund — 200,000
Nova Fund 1,191,296,464 1,244,647,304
S&P 500
®
Fund 210,728,342 253,000,362
Inverse S&P 500
®
Strategy Fund — —
S&P 500
®
Pure Growth Fund 344,362,355 344,398,395
S&P 500
®
Pure Value Fund 861,757,433 774,285,063
S&P MidCap 400
®
Pure Growth Fund 620,732,260 522,866,970
S&P MidCap 400
®
Pure Value Fund 173,182,533 174,563,343
S&P SmallCap 600
®
Pure Growth Fund 123,732,208 124,237,478
S&P SmallCap 600
®
Pure Value Fund 317,980,639 311,511,521
Fund Purchases Sales
Emerging Markets Bond Strategy Fund $— $—
Government Long Bond 1.2x Strategy Fund — —
Inverse Government Long Bond Strategy Fund — —
High Yield Strategy Fund — 13,350
Inverse High Yield Strategy Fund — 120,000
Emerging Markets 2x Strategy Fund 22,065,431 20,544,137
Inverse Emerging Markets 2x Strategy Fund — —
Europe 1.25x Strategy Fund 32,265,030 37,942,665
Japan 2x Strategy Fund — —
Strengthening Dollar 2x Strategy Fund — —
Weakening Dollar 2x Strategy Fund — —
U.S. Government Money Market Fund — —
Fund Purchases Sales
Government Long Bond 1.2x Strategy Fund $476,363,641 $438,240,906
Inverse Government Long Bond Strategy Fund 106,204,438 107,183,672
Note 9 ‒ Securities Transactions (continued)

446 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
For the year ended March 31, 2026, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:
Fund Purchases Sales
Realized
Gain (Loss)
Banking Fund $ 4,268,754 $ 2,320,738 $ 55,956
Basic Materials Fund 4,300,494 3,603,677 213,445
Biotechnology Fund 3,722,147 2,856,452 232,733
Consumer Products Fund 691,606 1,219,917 214,679
Electronics Fund 9,084,913 6,022,775 672,889
Energy Fund 17,977,204 13,874,333 164,365
Energy Services Fund 5,490,701 6,519,318 38,444
Financial Services Fund 9,839,520 8,741,407 290,965
Health Care Fund 6,159,095 7,320,710 414,679
Internet Fund 8,396,309 3,463,662 308,826
Leisure Fund 1,899,642 1,906,605 42,923
Precious Metals Fund 13,851,229 10,383,242 612,705
Real Estate Fund 3,802,496 2,650,242 4,785
Retailing Fund 1,285,212 1,449,005 42,456
Technology Fund 15,467,459 9,858,245 1,363,927
Telecommunications Fund 2,515,099 3,918,029 42,801
Transportation Fund 1,010,895 1,603,793 153,866
Utilities Fund 8,171,166 7,101,987 (98,703)
Fund Purchases Sales
Realized
Gain (Loss)
Dow Jones Industrial Average
®
Fund $ 17,378,578 $ 10,001,753 $ (42,568)
Mid-Cap 1.5x Strategy Fund — 185,706 133,847
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 1,148,838,397 1,449,162,411 65,516,469
NASDAQ-100
®
Fund 219,308,966 196,359,673 59,390,895
Nova Fund 246,434,571 277,202,021 909,311
S&P 500
®
Fund 131,575,108 149,402,894 4,817,487
S&P 500
®
Pure Growth Fund 7,611,582 10,512,793 732,598
S&P 500
®
Pure Value Fund 13,216,743 9,986,595 (218,392)
S&P MidCap 400
®
Pure Growth Fund 4,186,414 6,199,665 1,298,735
S&P MidCap 400
®
Pure Value Fund 2,706,012 2,314,185 69,340
S&P SmallCap 600
®
Pure Growth Fund 4,052,603 3,758,605 (76,085)
S&P SmallCap 600
®
Pure Value Fund 7,278,687 4,468,623 319,793
Fund Purchases Sales
Realized
Gain (Loss)
Emerging Markets 2x Strategy Fund $ 96,073 $ 77,767 $ 3,777
Europe 1.25x Strategy Fund 1,088,331 481,801 23,427
Note 9 ‒ Securities Transactions (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 447
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Note 10 ‒ Line of Credit
The Trust, along with other affiliated trusts, previously secured an uncommitted $200,000,000 line of credit from U.S.
Bank, N.A. that terminated on September 23, 2025. On September 26, 2025, a new, uncommitted $200,000,000 line of credit agreement was entered into with BNY, which expires on September 25, 2026. This line of credit is reserved for temporary or emergency purposes, and the Funds’ general business purposes. Borrowings, if any, under this arrangement bear interest which varies between the greater of BNY’s “overnight rate”, SOFR, the Federal Funds Rate, or 0%, plus 1%, which shall be paid monthly. The effective interest rate averaged 5.48% for the year ended March 31,
2026. The Funds did not have any borrowings outstanding under this agreement at March 31, 2026.
The average daily balances borrowed for the year ended March 31, 2026, were as follows:
Note 11 ‒ Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker
(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.
Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant
Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of
Fund Average Daily Balance
Banking Fund $ 1,195
Basic Materials Fund 272
Biotechnology Fund 58
Consumer Products Fund 1,224
Energy Fund 434
Energy Services Fund 537
Financial Services Fund 1,353
Health Care Fund 4
Leisure Fund 108
Precious Metals Fund 36
Real Estate Fund 277
Retailing Fund 140
Telecommunications Fund 197
Transportation Fund 121
Utilities Fund 535
Mid-Cap 1.5x Strategy Fund 51
Russell 2000
®
1.5X Strategy Fund 448
Nova Fund 884
S&P 500
®
Pure Growth Fund 235
S&P 500
®
Pure Value Fund 441
S&P MidCap 400
®
Pure Growth Fund 65
S&P SmallCap 600
®
Pure Growth Fund 201
S&P SmallCap 600
®
Pure Value Fund 224

448 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(concluded)
the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s
Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.
Note 12 ‒ Recent Accounting Pronouncements
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—
Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 13 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 14 ‒ Subsequent Events
The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.
Note 11 ‒ Segment Reporting (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 449
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics
Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund,
Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation
Fund, Utilities Fund, Dow Jones Industrial Average Fund, Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund,
Monthly Rebalance NASDAQ-100 2x Strategy Fund, NASDAQ-100 Fund, Inverse NASDAQ-100 Strategy Fund, Mid-
Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000 1.5x Strategy Fund, Russell 2000 Fund, Inverse
Russell 2000 Strategy Fund, S&P 500
®
Pure Growth Fund, S&P 500
®
Pure Value Fund, S&P MidCap 400
®
Pure Growth
Fund, S&P MidCap 400
®
Pure Value Fund, S&P SmallCap 600
®
Pure Growth Fund, S&P SmallCap 600
®
Pure Value
Fund, Emerging Markets Bond Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long
Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Market 2x Strategy Fund,
Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening
Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and U.S. Government Money Market Fund and the Board
of Trustees of Rydex Series Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Banking Fund, Basic Materials Fund,
Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial
Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing
Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow Jones Industrial Average
Fund, Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy
Fund, NASDAQ-100 Fund, Inverse NASDAQ-100 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap
Strategy Fund, Russell 2000 1.5x Strategy Fund, Russell 2000 Fund, Inverse Russell 2000 Strategy Fund, S&P 500
®
Pure Growth Fund, S&P 500
®
Pure Value Fund, S&P MidCap 400
®
Pure Growth Fund, S&P MidCap 400
®
Pure Value
Fund, S&P SmallCap 600
®
Pure Growth Fund, S&P SmallCap 600
®
Pure Value Fund, Emerging Markets Bond Strategy
Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy
Fund, Inverse High Yield Strategy Fund, Emerging Market 2x Strategy Fund, Inverse Emerging Markets 2x Strategy
Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar
2x Strategy Fund and U.S. Government Money Market Fund (collectively referred to as the “Funds”), (forty-eight of the funds constituting Rydex Series Funds (the “Trust”)), including the schedules of investments, as of March 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (forty-eight of the funds constituting Rydex Series Funds)
at March 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

450 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)
examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Guggenheim investment companies since 1979.
Tysons, Virginia
May 28, 2026

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 451
OTHER INFORMATION (Unaudited)
OTHER INFORMATION (Unaudited)
Federal Income Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
In January 2027, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2026.
Precious Metals Fund intends to designate $162,014 of foreign tax withholding on foreign source income of $632,044.
The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:
Of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2026, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and
Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.
Additionally, of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2026, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.
Fund
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Interest
Income
Qualified
Short-Term
Capital Gain
Banking Fund 100.00% 100.00% 0.74% 0.00%
Basic Materials Fund 66.45% 38.96% 0.62% 100.00%
Consumer Products Fund 100.00% 100.00% 0.70% 100.00%
Electronics Fund 100.00% 93.22% 0.00% 0.00%
Energy Fund 100.00% 100.00% 0.74% 0.00%
Energy Services Fund 100.00% 100.00% 1.59% 0.00%
Financial Services Fund 100.00% 100.00% 1.09% 0.00%
Health Care Fund 41.88% 39.05% 0.00% 0.00%
Internet Fund 9.50% 5.97% 0.00% 0.00%
Leisure Fund 100.00% 100.00% 1.50% 0.00%
Real Estate Fund 3.23% 2.78% 0.62% 0.00%
Retailing Fund 77.83% 75.05% 2.47% 0.00%
Technology Fund 32.99% 29.00% 0.00% 0.00%
Telecommunications Fund 100.00% 90.64% 1.08% 0.00%
Transportation Fund 100.00% 100.00% 1.51% 0.00%
Utilities Fund 100.00% 100.00% 0.74% 0.00%

452 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
OTHER INFORMATION (Unaudited)
(continued)
OTHER INFORMATION (Unaudited)
(continued)
With respect to the taxable year ended March 31, 2026 , the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:
Fund
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Interest
Income
Qualified
Short-Term
Capital Gain
Dow Jones Industrial Average
®
Fund 82.82% 81.30% 19.25% 100.00%
Mid-Cap 1.5x Strategy Fund 100.00% 100.00% 46.66% 0.00%
Inverse Mid-Cap Strategy Fund 0.00% 0.00% 100.00% 0.00%
Monthly Rebalance NASDAQ-100
®
2x Strategy
Fund
2.31% 2.28% 54.14% 100.00%
NASDAQ-100
®
Fund 100.00% 100.00% 0.00% 0.00%
Inverse NASDAQ-100
®
Strategy Fund 0.00% 0.00% 96.03% 0.00%
Russell 2000
®
1.5X Strategy Fund 58.87% 54.52% 59.07% 0.00%
Russell 2000
®
Fund 77.26% 62.23% 76.44% 0.00%
Inverse Russell 2000
®
Strategy Fund 0.00% 0.00% 87.04% 0.00%
Nova Fund 100.00% 100.00% 34.58% 0.00%
S&P 500
®
Fund 30.98% 30.47% 0.00% 0.00%
Inverse S&P 500
®
Strategy Fund 0.00% 0.00% 91.59% 0.00%
S&P 500
®
Pure Value Fund 100.00% 100.00% 1.19% 0.00%
S&P MidCap 400
®
Pure Value Fund 100.00% 100.00% 1.34% 0.00%
Fund
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Interest
Income
Emerging Markets Bond Strategy Fund 0.00% 0.00% 89.67%
Government Long Bond 1.2x Strategy Fund 0.00% 0.00% 95.18%
Inverse Government Long Bond Strategy Fund 0.00% 0.00% 77.06%
High Yield Strategy Fund 0.00% 0.00% 93.27%
Emerging Markets 2x Strategy Fund 14.55% 0.09% 73.48%
Inverse Emerging Markets 2x Strategy Fund 0.00% 0.00% 100.00%
Europe 1.25x Strategy Fund 30.29% 0.80% 62.19%
Japan 2x Strategy Fund 0.00% 0.00% 100.00%
Strengthening Dollar 2x Strategy Fund 0.00% 0.00% 100.00%
Weakening Dollar 2x Strategy Fund 0.00% 0.00% 100.00%
U.S. Government Money Market Fund 0.00% 0.00% 100.00%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 453
OTHER INFORMATION (Unaudited)
(continued)
Final regulations dated June 24, 2020 enable a regulated investment company to pay Section 199A dividends to its shareholders. Section 199A, enacted as part of the Tax Cuts and Jobs Act of 2017, may allow non-corporate tax payers a deduction of up to 20% of qualified business income from flow-through entities, including dividends from real estate investment trusts. The qualifying percentage of the Real Estate Fund’s ordinary income and short-term capital gain distributions, if any, for the purpose of the Section 199A deduction was 91.29%.
A Brief Note on The Compounding of Returns
Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to
$10.90 for a gain of 9.0% — in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly.
This example is summarized in the table below.
Fund
From long-term
capital gain:
From long-term capital
gain, using proceeds
from shareholder
redemptions:
Basic Materials Fund $1,687,564 $—
Biotechnology Fund 12,716,380 5,089,075
Consumer Products Fund 4,379,943 1,740,426
Electronics Fund 4,060,160 1,185,690
Financial Services Fund — 1,156,593
Health Care Fund — 1,015,616
Internet Fund — 1,563,629
Leisure Fund — 19,204
Technology Fund — 3,774,939
Transportation Fund 216,770 267,775
Fund
From long-term
capital gain:
From long-term capital
gain, using proceeds
from shareholder
redemptions:
Mid-Cap 1.5x Strategy Fund $— $319,554
Monthly Rebalance NASDAQ-100
®
2x Strategy Fund 2,129,858 16,751,069
NASDAQ-100
®
Fund 85,893,473 41,718,066
S&P 500
®
Fund — 10,917,741

454 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
OTHER INFORMATION (Unaudited)
(concluded)
As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC’s website at https://
www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available to shareholders, upon request and without charge, by calling 800.820.0888.
Index
Level
Index
Performance
Fund
Expectation
Fund
NAV
Fund
Performance
Assessment
Start 100 $10.00
Day 1 106 6.0% 9.0% $10.90 9.0% In line
Day 2 99 -6.6% -9.9% $9.82 -9.9% In line
Cumulative -1.0% -1.5% -1.8% -0.3%

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 455
INVESTMENT COMPANIES
INVESTMENT COMPANIES
Note: This is not applicable for any fund included in this document.

456 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Note: This is not applicable for any fund included in this document.

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 457
MANAGEMENT INVESTMENT COMPANIES
MANAGEMENT INVESTMENT COMPANIES
The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

458 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Note: This is not applicable for any fund included in this document.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable at this time.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer
(Principal Executive Officer)

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer
(Principal Executive Officer)

Date	June 5, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting
Officer and Treasurer (Principal Financial and Accounting Officer)

Date	June 5, 2026

*	Print the name and title of each signing officer under his or her signature.